As filed with the Securities and Exchange Commission on
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January 26, 2018
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Registration No. 33-51017
811-07121

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-1A
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	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
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	Pre-Effective Amendment No.	/ /
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	Post-Effective Amendment No. 39	/ X /
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	and/or	----
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	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
	ACT OF 1940	----
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	Amendment No. 40	/ X /
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	(Check appropriate box or boxes)	----
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PUTNAM ASSET ALLOCATION FUNDS
(Exact name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code
(617) 292-1000

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It is proposed that this filing will become effective
(check appropriate box)
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/ /	immediately upon filing pursuant to paragraph (b)
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/ X /	on January 30, 2018 pursuant to paragraph (b)
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/ /	60 days after filing pursuant to paragraph (a)(1)
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/ /	on (date) pursuant to paragraph (a)(1)
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/ /	75 days after filing pursuant to paragraph (a)(2)
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/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following box:
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/ /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

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ROBERT T. BURNS, Vice President
PUTNAM ASSET ALLOCATION FUNDS
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)
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Copy to:
BRYAN CHEGWIDDEN, Esquire
ROPES & GRAY LLP
1211 Avenue of the Americas
New York, New York 10036
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Putnam INVESTMENTS

Putnam Dynamic Asset Allocation Funds

Prospectus

1 | 30 | 18

FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS P	CLASS R	CLASS R5	CLASS R6	CLASS T	CLASS Y
Putnam Dynamic Asset Allocation Growth Fund	PAEAX	PAEBX	PAECX	PAGMX	—	PASRX	PADEX	PAEEX	Pending	PAGYX
Putnam Dynamic Asset Allocation Balanced Fund	PABAX	PABBX	AABCX	PABMX	—	PAARX	PAADX	PAAEX	Pending	PABYX
Putnam Dynamic Asset Allocation Conservative Fund	PACAX	PACBX	PACCX	PACMX	—	PACRX	PACDX	PCCEX	Pending	PACYX

Fund summaries 2

Who oversees and manages the funds? 25

How do the funds price their shares? 27

How do I buy fund shares? 28

How do I sell or exchange fund shares? 38

Policy on excessive short-term trading 41

Distribution plans and payments to dealers 43

Fund distributions and taxes 45

Financial highlights 47

Appendix 60

Investment Category: Asset Allocation

This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully.

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) nor has the SEC passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

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Fund summaries

Putnam Dynamic Asset Allocation Growth Fund

Goal

Putnam Dynamic Asset Allocation Growth Fund seeks capital appreciation.

Fees and expenses

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The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 28 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

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Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	NONE
Class P	NONE	NONE
Class R	NONE	NONE
Class R5	NONE	NONE
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Class R6	NONE	NONE
Class T	2.50%	NONE
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Class Y	NONE	NONE

2          Prospectus

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

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Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Total annual fund operating expenses
Class A	0.60%	0.25%	0.24%	1.09%
Class B	0.60%	1.00%	0.24%	1.84%
Class C	0.60%	1.00%	0.24%	1.84%
Class M	0.60%	0.75%	0.24%	1.59%
Class P	0.60%	N/A	0.08%	0.68%
Class R	0.60%	0.50%	0.24%	1.34%
Class R5	0.60%	N/A	0.22%	0.82%
Class R6	0.60%	N/A	0.12%	0.72%
Class T	0.60%	0.25%	0.24%<	1.09%
Class Y	0.60%	N/A	0.24%	0.84%


*	Applies only to certain redemptions of shares bought with no initial sales charge.
**	This charge is phased out over six years.

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***	This charge is eliminated after one year.
<	Other expenses are based on expenses of class A shares for the fund’s last fiscal year.

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Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

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Share class	1 year	3 years	5 years	10 years
Class A	$680	$902	$1,141	$1,827
Class B	$687	$879	$1,195	$1,962
Class B (no redemption)	$187	$579	$995	$1,962
Class C	$287	$579	$995	$2,159
Class C (no redemption)	$187	$579	$995	$2,159
Class M	$506	$834	$1,185	$2,173
Class P	$69	$218	$379	$847
Class R	$136	$425	$734	$1,613
Class R5	$84	$262	$455	$1,014
Class R6	$74	$230	$401	$894
Class T	$358	$588	$836	$1,545
Class Y	$86	$268	$466	$1,037

Prospectus          3

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 124%.

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Investments, risks, and performance

Investments

The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations from time to time within a certain range for each fund to try to optimize a fund’s performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund are shown below.

Class	Strategic allocation	Range
Equity	80%	65-95%
Fixed Income	20%	5-35%

We invest mainly in equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We also invest, to a lesser extent, in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. We may also select other investments that do not fall within these asset classes. We typically use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

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Our allocation of assets among asset classes may hurt performance. The value of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions (including, in the case of bonds, perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry.


4          Prospectus

These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which means the value of the fund’s bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid. Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Prospectus          5

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Annual total returns for class A shares before sales charges

Average annual total returns after sales charges
(for periods ending 12/31/17)

Share class	1 year	5 years	10 years
Class A before taxes	12.96%	10.57%	6.04%
Class A after taxes on distributions	9.65%	8.53%	4.67%
Class A after taxes on distributions and sale of fund shares	8.58%	7.82%	4.38%
Class B before taxes	13.99%	10.79%	6.04%
Class C before taxes	17.94%	11.05%	5.88%
Class M before taxes	15.11%	10.55%	5.76%
Class P before taxes*	20.37%	12.21%	6.95%
Class R before taxes	19.55%	11.60%	6.37%
Class R5 before taxes*	20.13%	12.17%	6.93%
Class R6 before taxes*	20.32%	12.29%	6.99%
Class T before taxes**	16.86%	11.32%	6.40%
Class Y before taxes	20.08%	12.15%	6.92%
Russell 3000 Index*** (no deduction for fees, expenses or taxes)	21.13%	15.58%	8.60%
Putnam Growth Blended Benchmark (no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends in the case of the MSCI (ND)Index)	19.02%	11.41%	6.82%

*	Performance for class R5 and class R6 shares prior to their inception (7/2/12) and for class P shares prior to their inception (8/31/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5, class R6 and class P shares; had it, returns would have been higher.
**	Class T shares were not outstanding during the periods shown. Performance shown for class T shares is derived from the historical performance of class A shares, adjusted for the lower initial sales charge currently applicable to class T shares.
***	Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

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The Putnam Growth Blended Benchmark is an unmanaged index administered by Putnam Management, 60% of which is the Russell 3000 Index, 15% of which is the MSCI EAFE Index (ND), 15% of which is the Bloomberg Barclays U.S. Aggregate Bond Index, 5% of which is the JPMorgan Developed High Yield Index and 5% of which is the MSCI Emerging Markets Index (GD).

6          Prospectus

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

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Portfolio managers

Robert Schoen
Chief Investment Officer, Global Asset
Allocation, portfolio manager of the
fund since 2002

James Fetch
Co-Head of Global Asset Allocation,
portfolio manager of the fund since 2008

Jason Vaillancourt
Co-Head of Global Asset Allocation,
portfolio manager of the fund since 2008


Sub-advisors

Putnam Investments Limited*

The Putnam Advisory Company, LLC*

*	Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.

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For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 18.

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Putnam Dynamic Asset Allocation balanced Fund

Goal

Putnam Dynamic Asset Allocation Balanced Fund seeks total return. Total return is composed of capital appreciation and income.

Fees and expenses

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The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 28 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).


Prospectus          7

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	NONE
Class P	NONE	NONE
Class R	NONE	NONE
Class R5	NONE	NONE
Class R6	NONE	NONE
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Class T	2.50%	NONE
Class Y	NONE	NONE
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Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)


Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Total annual fund operating expenses
Class A	0.53%	0.25%	0.21%	0.99%
Class B	0.53%	1.00%	0.21%	1.74%
Class C	0.53%	1.00%	0.21%	1.74%
Class M	0.53%	0.75%	0.21%	1.49%
Class P	0.53%	N/A	0.07%	0.60%
Class R	0.53%	0.50%	0.21%	1.24%
Class R5	0.53%	N/A	0.21%	0.74%
Class R6	0.53%	N/A	0.11%	0.64%
Class T	0.53%	0.25%	0.21%<	0.99%
Class Y	0.53%	N/A	0.21%	0.74%


*	Applies only to certain redemptions of shares bought with no initial sales charge.
**	This charge is phased out over six years.
***	This charge is eliminated after one year.


<	Other expenses are based on expenses of class A shares for the fund’s last fiscal year.


Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

8          Prospectus

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Share class	1 year	3 years	5 years	10 years
Class A	$670	$872	$1,091	$1,718
Class B	$677	$848	$1,144	$1,853
Class B (no redemption)	$177	$548	$944	$1,853
Class C	$277	$548	$944	$2,052
Class C (no redemption)	$177	$548	$944	$2,052
Class M	$496	$805	$1,135	$2,067
Class P	$61	$192	$335	$750
Class R	$126	$393	$681	$1,500
Class R5	$76	$237	$411	$918
Class R6	$65	$205	$357	$798
Class T	$348	$557	$783	$1,433
Class Y	$76	$237	$411	$918

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 200%.


Investments, risks, and performance

Investments

The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations from time to time within a certain range for each fund to try to optimize a fund’s performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund are shown below.

Class	Strategic allocation	Range
Equity	60%	45-75%
Fixed Income	40%	25-55%

We invest mainly in equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We also invest in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. We

Prospectus          9

may also select other investments that do not fall within these asset classes. We typically use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.


Our allocation of assets among asset classes may hurt performance. The value of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions (including, in the case of bonds, perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.


Bond investments are subject to interest rate risk, which means the value of the fund’s bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid. Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

10          Prospectus

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.


Annual total returns for class A shares before sales charges

Average annual total returns after sales charges
(for periods ending 12/31/17)

Share class	1 year	5 years	10 years
Class A before taxes	8.56%	8.63%	5.89%
Class A after taxes on distributions	6.62%	7.28%	4.66%
Class A after taxes on distributions and sale of fund shares	5.66%	6.49%	4.27%
Class B before taxes	9.30%	8.81%	5.89%
Class C before taxes	13.40%	9.11%	5.72%
Class M before taxes	10.61%	8.61%	5.61%
Class P before taxes*	15.66%	10.23%	6.81%
Class R before taxes	14.89%	9.65%	6.24%
Class R5 before taxes*	15.49%	10.19%	6.79%
Class R6 before taxes*	15.63%	10.32%	6.85%
Class T before taxes**	12.30%	9.37%	6.25%
Class Y before taxes	15.44%	10.19%	6.79%
Russell 3000 Index*** (no deduction for fees, expenses or taxes)	21.13%	15.58%	8.60%
Putnam Balanced Blended Benchmark (no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends in the case of the MSCI (ND)Index)	14.41%	9.61%	6.63%

*	Performance for class R5 and class R6 shares prior to their inception (7/2/12) and for class P shares prior to their inception (8/31/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5, class R6 and class P shares; had it, returns would have been higher.

Prospectus          11

**	Class T shares were not outstanding during the periods shown. Performance shown for class T shares is derived from the historical performance of class A shares, adjusted for the lower initial sales charge currently applicable to class T shares.
***	Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.


The Putnam Balanced Blended Benchmark is an unmanaged index administered by Putnam Management, 50% of which is the Russell 3000 Index, 35% of which is the Bloomberg Barclays U.S. Aggregate Bond Index, 10% of which is the MSCI EAFE Index (ND) and 5% of which is the JPMorgan Developed High Yield Index.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC


Portfolio managers

Robert Schoen
Chief Investment Officer, Global Asset
Allocation, portfolio manager of the
fund since 2002

James Fetch
Co-Head of Global Asset Allocation,
portfolio manager of the fund since 2008

Jason Vaillancourt
Co-Head of Global Asset Allocation,
portfolio manager of the fund since 2008

Sub-advisors

Putnam Investments Limited*

The Putnam Advisory Company, LLC*

*	Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 18.


Putnam Dynamic Asset Allocation Conservative Fund

Goal

Putnam Dynamic Asset Allocation Conservative Fund seeks total return consistent with preservation of capital. Total return is composed of capital appreciation and income.

12          Prospectus

Fees and expenses


The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 28 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).


Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	NONE
Class P	NONE	NONE
Class R	NONE	NONE
Class R5	NONE	NONE
Class R6	NONE	NONE
Class T	2.50%	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)


Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Total annual fund operating expenses
Class A	0.53%	0.25%	0.24%	1.02%
Class B	0.53%	1.00%	0.24%	1.77%
Class C	0.53%	1.00%	0.24%	1.77%
Class M	0.53%	0.75%	0.24%	1.52%
Class P	0.53%	N/A	0.09%	0.62%
Class R	0.53%	0.50%	0.24%	1.27%
Class R5	0.53%	N/A	0.20%	0.73%
Class R6	0.53%	N/A	0.13%	0.66%
Class T	0.53%	0.25%	0.24%<	1.02%
Class Y	0.53%	N/A	0.24%	0.77%


*	Applies only to certain redemptions of shares bought with no initial sales charge.
**	This charge is phased out over six years.
***	This charge is eliminated after one year.


<	Other expenses are based on expenses of class A shares for the fund’s last fiscal year.


Prospectus          13

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

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Share class	1 year	3 years	5 years	10 years
Class A	$673	$881	$1,106	$1,751
Class B	$680	$857	$1,159	$1,886
Class B (no redemption)	$180	$557	$959	$1,886
Class C	$280	$557	$959	$2,084
Class C (no redemption)	$180	$557	$959	$2,084
Class M	$499	$813	$1,150	$2,099
Class P	$63	$199	$346	$774
Class R	$129	$403	$697	$1,534
Class R5	$75	$233	$406	$906
Class R6	$67	$211	$368	$822
Class T	$351	$567	$799	$1,467
Class Y	$79	$246	$428	$954

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 327%.

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Investments, risks, and performance

Investments

The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations from time to time within a certain range for each fund to try to optimize a fund’s performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund are shown below.

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Class	Strategic Allocation	Range
Equity	30%	15-45%
Fixed Income	70%	55-85%

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We invest mainly in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. We also invest, to a lesser extent, in equity securities (growth or value stocks or both) of U.S. and foreign companies of any size. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We may also select other investments that do not fall within these asset classes. We typically use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

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Our allocation of assets among asset classes may hurt performance. The value of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions (including, in the case of bonds, perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

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Bond investments are subject to interest rate risk, which means the value of the fund’s bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

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The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid. Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

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Annual total returns for class A shares before sales charges

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Average annual total returns after sales charges
(for periods ending 12/31/17)

Share class	1 year	5 years	10 years
Class A before taxes	3.41%	5.15%	4.69%
Class A after taxes on distributions	2.68%	3.77%	3.41%
Class A after taxes on distributions and sale of fund shares	2.19%	3.58%	3.24%
Class B before taxes	3.87%	5.29%	4.72%
Class C before taxes	7.93%	5.62%	4.53%
Class M before taxes	5.33%	5.11%	4.42%
Class P before taxes*	10.12%	6.70%	5.62%
Class R before taxes	9.38%	6.12%	5.12%
Class R5 before taxes*	10.08%	6.74%	5.65%
Class R6 before taxes*	10.05%	6.80%	5.68%
Class T before taxes**	6.98%	5.86%	5.04%
Class Y before taxes	10.04%	6.68%	5.61%
Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	3.54%	2.10%	4.01%
Putnam Conservative Blended Benchmark (no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends in the case of the MSCI (ND)Index)	8.97%	5.95%	5.55%

*	Performance for class R5 and class R6 shares prior to their inception (7/2/12) and for class P shares prior to their inception (8/31/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5, class R6 and class P shares; had it, returns would have been higher.
**	Class T shares were not outstanding during the periods shown. Performance shown for class T shares is derived from the historical performance of class A shares, adjusted for the lower initial sales charge currently applicable to class T shares.

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The Putnam Conservative Blended Benchmark is an unmanaged index administered by Putnam Management, 65% of which is the Bloomberg Barclays U.S. Aggregate Bond Index, 25% of which is the Russell 3000 Index, 5% of which is the JPMorgan Developed High Yield Index and 5% of which is the MSCI EAFE Index (ND).

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

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Your fund’s management

Investment advisor

Putnam Investment Management, LLC

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Portfolio managers

Robert Schoen
Chief Investment Officer, Global Asset
Allocation, portfolio manager of the
fund since 2002

James Fetch
Co-Head of Global Asset Allocation,
portfolio manager of the fund since
2008

Jason Vaillancourt
Co-Head of Global Asset Allocation,
portfolio manager of the fund since
2008

Sub-advisors

Putnam Investments Limited*

The Putnam Advisory Company, LLC*

*	Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.

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Important Additional Information About All Funds

Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581. Purchases for class B shares will be closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

Class P shares are only available to other Putnam funds and other accounts managed by Putnam Investment Management, LLC or its affiliates.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange (NYSE) is open. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

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Tax information

The fund’s distributions will be taxed as ordinary income or capital gains unless you hold the shares through a tax-advantaged arrangement, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s website for more information.

What are each fund’s main investment strategies and related risks?

This section contains greater detail on each fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summaries, we pursue each fund’s goal by adjusting portfolio allocations from time to time within a certain range for each fund to try to optimize a fund’s performance consistent with its goal.

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There are three funds in the Putnam Global Asset Allocation suite. These funds pursue their goals by making strategic allocations to equity and fixed income asset classes, and by adjusting these allocations dynamically within certain specified ranges as market conditions change.

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EQUITY INVESTMENTS

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  Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, a fund may invest a significant portion of its assets in issuers in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those issuers, industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

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Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that we have placed on it. In addition, growth stocks, at times, may not perform as well as value stocks or the stock market in general, and may be out of favor with investors for varying periods of time.

Value stocks — Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it. In addition, value stocks, at times, may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for varying periods of time.

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  Small and midsize companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsize companies may therefore be more vulnerable to adverse developments than those of larger companies. Small companies in foreign countries could be relatively smaller than those in the United States.

FIXED INCOME INVESTMENTS

  Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to a fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and, therefore, a fund might not benefit from any increase in value as a result of declining interest rates.

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  Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

We may invest up to 40% of each fund’s total assets (but not more than a fund’s maximum fixed income allocation range) in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by each nationally recognized securities rating agency, or that are unrated investments that we believe are of comparable quality. However, using the same criteria, we currently do not intend to invest more than 20% of Conservative Fund’s total assets in debt investments rated lower than BB or its equivalent. We may invest up to 5% of a fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each rating agency rating such investments and in unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced (or increased) after we buy it.

Investments rated below BBB or its equivalent are below-investment-grade in quality and may be considered speculative. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero-coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of the investment’s volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. Our success in achieving a fund’s goal may depend more on our own credit analysis when we buy lower-rated debt than when we buy investment-grade debt. We may have to participate in legal proceedings involving the issuer. This could increase a fund’s operating expenses and decrease its net asset value.

Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments.

Mortgage-backed securities may be subject to the risk that underlying borrowers will be unable to meet their obligations.

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  Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. In contrast, payments on securitized debt instruments, including mortgage-backed and asset-backed investments, typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields.

Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. These investments may increase the volatility of a fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. Asset-backed securities are subject to risks similar to those of mortgage-backed securities.

BOTH ASSET CLASSES

  Foreign investments. Each fund may invest in the securities of foreign companies, but the Growth Fund invests a greater portion of its assets in foreign securities than the other two funds. Foreign investments involve certain special risks, including:
—	Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.
—	Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, direct or indirect impact of sovereign debt default, imposition of economic sanctions or restrictions on the exchange or export of foreign currency, and tax increases.
—	Unreliable or untimely information: There may be less information publicly available about a foreign company than about most publicly-traded U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.
—	Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

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—	Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. In

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addition, there may be limited or no markets for bonds of issuers that become distressed. For the same reason, we may at times find it difficult to value the funds’ foreign investments.

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—	Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.
—	Sovereign issuers: The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash flow from tax or other revenues. In addition, there may be no legal recourse for investors in the event of default by a sovereign government.

The risks of foreign investments are typically increased in countries with less developed markets, which are sometimes referred to as emerging markets. Emerging markets may have less developed economies and legal and regulatory systems, and may be susceptible to greater political and economic instability than developed foreign markets. Countries with emerging markets are also more likely to experience high levels of inflation or currency devaluation, and investments in emerging markets may be more volatile and less liquid than investments in developed markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain risks related to foreign investments may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets, or investments in U.S. companies that have significant foreign operations.

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  Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which typically move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes. For example, we may use derivatives to increase or decrease a fund’s exposure to long or short term interest rates (in the United States or abroad) or to a particular currency or group of currencies. We may also use derivatives as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. In addition, derivatives positions that offset each other may be netted together for purposes of our policy on strategic allocation between stocks and bonds.

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Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means they provide a fund with investment exposure greater than the value of a fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to a fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The value of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a fund’s derivatives positions. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about additional types and risks of derivatives and the funds’ asset segregation policies, see Miscellaneous Investments, Investment Practices and Risks in the SAI.

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  Market risk. The value of securities in a fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions (including, in the case of bonds, perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. During those periods, the fund may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

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  Other investments. In addition to the main investment strategies described above, a fund may make other types of investments, such as investments in preferred stocks, convertible securities, bank loans and hybrid and structured bonds and notes (including debt instruments with terms determined by reference to a particular commodity or to all or portions of a commodities index). Each fund may also loan portfolio securities to earn income. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.
  Temporary defensive strategies. In response to adverse market, economic, political or other conditions, we may take temporary defensive positions, such as investing some or all of a fund’s assets in cash and cash equivalents, that differ from the fund’s usual investment strategies. However, we may choose not to use these temporary defensive strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause a fund to miss out on investment opportunities, and may prevent a fund from achieving its goal. Additionally, while temporary defensive strategies are mainly designed to limit losses, such strategies may not work as intended.

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  Changes in policies. The Trustees may change a fund’s goal, investment strategies and other policies set forth in this prospectus without shareholder approval, except as otherwise provided.

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  Portfolio turnover rate. A fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. Each fund expects to engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and to incur other transaction costs (including imputed transaction costs), which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transaction costs it incurs will vary over time based on market conditions.

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  Portfolio holdings. The SAI includes a description of each fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on a fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, where each fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until a fund files a Form N-CSR or N-Q with the SEC for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the funds?

The funds’ Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of each fund’s business and represents the interests of the Putnam fund shareholders. At least 75% of the members of the Putnam Funds’ Board of Trustees are independent, which means they are not officers of the funds or affiliated with Putnam Investment Management, LLC (Putnam Management).

The Trustees periodically review each fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of each fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

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Contacting the funds’ Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The funds’ investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be each fund’s investment manager, responsible for making investment decisions for each fund and managing each fund’s other affairs and business.

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The basis for the Trustees’ approval of each fund’s management contract and the sub-management and sub-advisory contracts described below is discussed in each fund’s annual report to shareholders dated September 30, 2017.

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Each fund pays a monthly management fee to Putnam Management. The fee is calculated by applying a rate to each fund’s average net assets for the month. The rate is based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets), and generally declines as the aggregate net assets increase.

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The Growth Fund, Balanced Fund and Conservative Fund paid Putnam Management a management fee (after any applicable waivers) of 0.60%, 0.53% and 0.53%, respectively, of average net assets for each fund’s last fiscal year.

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Putnam Management’s address is One Post Office Square, Boston, MA 02109.

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Putnam Management has retained its affiliate PIL to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. PIL is not currently managing any fund assets. If PIL were to manage any fund assets, Putnam Management (and not the funds) would pay a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average net asset value (NAV) of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at 16 St James’s Street, London, England, SW1A 1ER.

Putnam Management and PIL have retained their affiliate PAC to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management or PIL, as applicable. PAC is not currently managing any fund assets. If PAC were to manage any fund assets, Putnam Management or PIL, as applicable (and not the funds), would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average NAV of any fund assets managed by PAC. PAC, which provides financial services to institutions and individuals through separately-managed accounts and pooled investment vehicles, has its headquarters at One Post Office Square, Boston, MA 02109, with additional investment management personnel located in Singapore.

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Pursuant to these arrangements, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the funds or provide other investment services, consistent with local regulations.

  Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of each fund’s portfolio.

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Portfolio managers	Joined funds	Employer	Positions over past five years
Robert Schoen	2002	Putnam Management 1997 - Present	Chief Investment Officer, Global Asset Allocation Previously, Co-Head of Global Asset Allocation and Portfolio Manager
James Fetch	2008	Putnam Management 1994 - Present	Co-Head of Global Asset Allocation Previously, Portfolio Manager
Jason Vaillancourt	2008	Putnam Management 1999 - Present	Co-Head of Global Asset Allocation Previously, Portfolio Manager

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The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the funds.

How do the funds price their shares?

The price of a fund’s shares is based on its NAV. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the scheduled close of regular trading on the NYSE each day the exchange is open.

Each fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value, which may differ from recent market prices. For example, a fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or if, in the case of a security traded on a market that closes before the NYSE closes, material information about the issuer becomes available after the close of the relevant market.

Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by each fund’s Trustees or dealers selected by Putnam Management. Pricing services and dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe

Prospectus          27

accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management.

Each fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 4:00 p.m. Eastern Time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of a fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close before the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, each fund has adopted fair value pricing procedures, which, among other things, require a fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. If events materially affecting the values of a fund’s foreign fixed-income investments occur between the close of foreign markets and the close of regular trading on the NYSE, these investments will also be valued at their fair value. As noted above, the value determined for an investment using a fund’s fair value pricing procedures may differ from recent market prices for the investment.

Each fund’s most recent NAV is available on Putnam Investments’ website at putnam.com/individual or by contacting Putnam Investor Services at 1-800-225-1581.

How do I buy fund shares?

Opening an account

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You can open a fund account and purchase class A, B, C, M and T shares by contacting your financial representative or Putnam Investor Services at 1-800-225-1581 and obtaining a Putnam account application. Purchases for class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. The completed application, along with a check made payable to the fund, must then be returned to Putnam Investor Services at the following address:

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Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

You can open a fund account with as little as $500. The minimum investment is waived if you make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account. Although Putnam is currently waiving the minimum, it reserves the right to reject initial investments under the minimum at its discretion.

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Each fund sells its shares at the offering price, which is the NAV plus any applicable sales charge (class A, class M and class T shares only). Your financial representative or Putnam Investor Services generally must receive your completed buy order before

28          Prospectus

the close of regular trading on the NYSE for your shares to be bought at that day’s offering price.

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If you participate in an employer-sponsored retirement plan that offers any of the funds, please consult your employer for information on how to purchase shares of these funds through the plan, including any restrictions or limitations that may apply.

Class P shares are only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates. Shares of the fund are sold at the NAV per share determined after confirmation of a purchase order by Putnam Investor Services.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If a fund is unable to collect the required information, Putnam Investor Services may not be able to open your account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide additional identifying documentation. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening your account, the funds reserve the right to close your account at the then-current NAV, which may be more or less than your original investment, net of any applicable sales charges.

Also, each fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount in the following ways:

  Through a financial representative. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services and may charge you for his or her services.
  Through Putnam’s Systematic Investing Program. You can make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account.
  Via the Internet or phone. If you have an existing Putnam fund account and you have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at putnam.com or by calling Putnam Investor Services at 1-800-225-1581.
  By mail. You may also request a book of investment stubs for your account. Complete an investment stub and write a check for the amount you wish to invest, payable to the appropriate fund. Return the check and investment stub to Putnam Investor Services.

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  By wire transfer. You may buy fund shares by bank wire transfer of same-day funds. Please call Putnam Investor Services at 1-800-225-1581 for wiring instructions. Any commercial bank can transfer same-day funds by wire. The funds will normally accept wired funds for investment on the day received if they are received by the funds’ designated bank before the close of regular trading on the NYSE. Your bank may charge you for wiring same-day funds. Although the funds’ designated bank does not currently charge you for receiving same-day funds, it reserves the right to charge for this service. You cannot buy shares for employer-sponsored retirement plans by wire transfer.

Which class of shares is best for me?

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This prospectus offers you five classes of fund shares: A, B, C, M and T. Employer-sponsored retirement plans may also choose class R, R5 or R6 shares, and certain investors described below may also choose class Y shares. Purchases for class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class T shares are available only through financial intermediaries that offer shares of the fund through an omnibus brokerage platform. Class P shares are only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, as illustrated in the Fund summaries — Fees and expenses section, allowing you and your financial representative to choose the class that best suits your investment needs. When you purchase shares of a fund, you must choose a share class. Deciding which share class best suits your situation depends on a number of factors that you should discuss with your financial representative, including:

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  How long you expect to hold your investment. Class B shares charge a contingent deferred sales charge (CDSC) on redemptions that is phased out over the first six years; class C shares charge a CDSC on redemptions in the first year.

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  How much you intend to invest. While investments of less than $100,000 can be made in any share class, classes A and M offer sales charge discounts starting at $50,000. Class T offers sales charge discounts starting at investments of $250,000.

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  Total expenses associated with each share class. As shown in the section entitled Fund summaries — Fees and expenses, each share class offers a different combination of up-front and ongoing expenses. Generally, the lower the up-front sales charge, the greater the ongoing expenses.

Here is a summary of the differences among the classes of shares

Class A shares

  Initial sales charge of up to 5.75%
  Lower sales charges available for investments of $50,000 or more
  No deferred sales charge (except that a deferred sales charge of 1.00% may be imposed on certain redemptions of shares bought without an initial sales charge)

30          Prospectus

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  Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fees
  Potential for higher initial sales charge than class T shares; however, right of accumulation and statement of intention discounts (described in this prospectus) are not applicable to class T shares.

Class B shares

Purchases for class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

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  No initial sales charge; your entire investment goes to work immediately
  Deferred sales charge of up to 5.00% if shares are sold within six years of purchase

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  Higher annual expenses, and lower dividends, than class A, M or T shares because of higher 12b-1 fees

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  Convert automatically to class A shares after eight years, thereby reducing future 12b-1 fees
  Orders for class B shares of one or more Putnam funds will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $100,000 or more. Investors considering cumulative purchases of $100,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class C shares

  No initial sales charge; your entire investment goes to work immediately
  Deferred sales charge of 1.00% if shares are sold within one year of purchase

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  Higher annual expenses, and lower dividends, than class A, M or T shares because of higher 12b-1 fees

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  No conversion to class A shares, so no reduction in future 12b-1 fees
  Orders for class C shares of one or more Putnam funds, other than class C shares sold to employer-sponsored retirement plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class M shares

  Initial sales charge of up to 3.50%
  Lower sales charges available for investments of $50,000 or more
  No deferred sales charge
  Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fees

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  Higher annual expenses, and lower dividends, than class A or T shares because of higher 12b-1 fees

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  No conversion to class A shares, so no reduction in future 12b-1 fees
  Orders for class M shares of one or more Putnam funds, other than class M shares sold to employer-sponsored retirement plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class P shares

Class P shares are only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates.

  No initial sales charge; your entire investment goes to work immediately
  No deferred sales charge

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  Lower annual expenses, and higher dividends, than class A, B, C, M, R or T shares because of no 12b-1 fees and lower investor servicing fees.

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Class R shares (available only to employer-sponsored retirement plans)

  No initial sales charge; your entire investment goes to work immediately
  No deferred sales charge
  Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fees

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  Higher annual expenses, and lower dividends, than class A or T shares because of higher 12b-1 fees

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  No conversion to class A shares, so no reduction in future 12b-1 fees.

Class R5 shares (available only to employer-sponsored retirement plans)

  No initial sales charge; your entire investment goes to work immediately
  No deferred sales charge

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  Lower annual expenses, and higher dividends, than class A, B, C, M, R or T shares because of no 12b-1 fees and lower investor servicing fees

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  Lower annual expenses, and higher dividends, than class Y shares because of lower investor servicing fees
  Higher annual expenses, and lower dividends, than class R6 shares because of higher investor servicing fees.

Class R6 shares (available only to employer-sponsored retirement plans)

  No initial sales charge; your entire investment goes to work immediately
  No deferred sales charge

32          Prospectus

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  Lower annual expenses, and higher dividends, than class A, B, C, M, R or T shares because of no 12b-1 fees and lower investor servicing fees

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  Lower annual expenses, and higher dividends, than class R5 or Y shares because of lower investor servicing fees.

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Class T shares

  Class T shares are available only through financial intermediaries that offer shares of the fund through an omnibus brokerage platform.
  Initial sales charge of up to 2.50%
  Lower sales charges available for investments of $250,000 or more
  No deferred sales charge
  Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fees
  Potential for lower initial sales charge than class A shares, however, right of accumulation and statement of intention discounts (described in this prospectus) are not applicable to class T shares.

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Class Y shares (available only to investors listed below)

  The following investors may purchase class Y shares if approved by Putnam:
—	employer-sponsored retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam and offer institutional share class pricing (no sales charge or 12b-1 fee);
—	bank trust departments and trust companies that have entered into agreements with Putnam and offer institutional share class pricing to their clients;
—	corporate individual retirement accounts (IRAs) administered by Putnam, if another retirement plan of the sponsor is eligible to purchase class Y shares;
—	college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code;
—	other Putnam funds and Putnam investment products;
—	investors purchasing shares through an asset-based fee program that regularly offers institutional share classes and that is sponsored by a registered broker-dealer or other financial institution;
—	clients of a financial representative who are charged a fee for consulting or similar services;
—	corporations, endowments and foundations that have entered into an arrangement with Putnam;
—	fee-paying clients of a registered investment advisor (RIA) who initially invests for clients an aggregate of at least $100,000 in Putnam funds;
—	investment companies (whether registered or private), both affiliated and unaffiliated with Putnam;

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—	current and retired Putnam employees and their immediate family members (including an employee’s spouse, domestic partner, fiancé(e), or other family members who are living in the same household) as well as, in each case, Putnam-offered health savings accounts, IRAs, and other similar tax-advantaged plans solely owned by the foregoing individuals; current and retired directors of Putnam Investments, LLC; current and retired Great-West Life & Annuity Insurance Company employees; and current and retired Trustees of the fund. Upon the departure of any member of this group of individuals from Putnam, Great-West Life & Annuity Insurance Company, or the fund’s Board of Trustees, the member’s class Y shares convert automatically to class A shares, unless the member’s departure is a retirement, as determined by Putnam in its discretion for employees and directors of Putnam and employees of Great-West Life & Annuity Insurance Company and by the Board of Trustees in its discretion for Trustees; provided that conversion will not take place with respect to class Y shares held by former Putnam employees and their immediate family members in health savings accounts where it is not operationally practicable due to platform or other limitations; and
—	personal and family member IRAs of registered representatives and other employees of broker-dealers and other financial institutions having a sales agreement with Putnam Retail Management, if (1) the registered representative or other employee is the broker of record or financial representative for the account, (2) the broker-dealer or other financial institution’s policies prohibit the use of class A shares or other classes of fund shares that pay 12b-1 fees in such accounts to avoid potential prohibited transactions under Internal Revenue Service rules due to the account owners’ status as “disqualified persons” under those rules, and (3) the broker-dealer or other financial institution has an agreement with Putnam Retail Management related to the use of class Y shares in these accounts.

Trust companies or bank trust departments that purchased class Y shares for trust accounts may transfer them to the beneficiaries of the trust accounts, who may continue to hold them or exchange them for class Y shares of other Putnam funds. Defined contribution plans (including corporate IRAs) that purchased class Y shares under prior eligibility criteria may continue to purchase class Y shares.

  No initial sales charge; your entire investment goes to work immediately
  No deferred sales charge

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  Lower annual expenses, and higher dividends, than class A, B, C, M, R or T shares because of no 12b-1 fees

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  Higher annual expenses, and lower dividends, than class R5 or R6 shares because of higher investor servicing fees.

34          Prospectus

Initial sales charges for class A and M shares

	Class A sales charge as a percentage of*:		Class M sales charge as a percentage of*:
Amount of purchase at offering price ($)	Net amount invested	Offering price**	Net amount invested	Offering price**
Under 50,000	6.10%	5.75%	3.63%	3.50%
50,000 but under 100,000	4.71	4.50	2.56	2.50
100,000 but under 250,000	3.63	3.50	1.52	1.50
250,000 but under 500,000	2.56	2.50	1.01	1.00
500,000 but under 1,000,000	2.04	2.00	1.01	1.00
1,000,000 and above	NONE	NONE	N/A***	N/A***

*	Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.
**	Offering price includes sales charge.
***	The funds will not accept purchase orders for class M shares (other than by employer-sponsored retirement plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $1 million or more.

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Initial sales charges for class T shares

	Class T sales charge as a percentage of*:
Amount of purchase at offering price ($)	Net amount invested	Offering price**
Under 249,000	2.56%	2.50%
250,000 but under 499,999	2.04	2.00
500,000 but under 999,999	1.52	1.50
1,000,000 and above	1.01	1.00

*	Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.
**	Offering price includes sales charge.

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Reducing your class A or class M sales charge

Each fund offers two principal ways for you to qualify for discounts on initial sales charges on class A and class M shares, often referred to as “breakpoint discounts”:

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  Right of accumulation. You can add the amount of your current purchases of class A or class M shares of a fund and other Putnam funds to the value of your existing accounts in the fund and other Putnam funds. Individuals can also include purchases by, and accounts owned by, their spouse and minor children, including accounts established through different financial representatives. For your current purchases, you will pay the initial sales charge applicable to the total value of the linked accounts and purchases, which may be lower than the sales charge otherwise applicable to each of your current purchases. Class T shares and shares of Putnam money market funds, other than money market fund shares acquired by exchange from other Putnam funds, are not included for purposes of the right of accumulation.

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To calculate the total value of your existing accounts and any linked accounts, a fund will use the higher of (a) the current maximum public offering price of those shares or (b) if you purchased the shares after December 31, 2007, the initial value of the

Prospectus          35

total purchases, or, if you held the shares on December 31, 2007, the market value at maximum public offering price on that date, in either case, less the market value on the applicable redemption date of any of those shares that you have redeemed.

  Statement of intention. A statement of intention is a document in which you agree to make purchases of class A or class M shares in a specified amount within a period of 13 months. For each purchase you make under the statement of intention, you will pay the initial sales charge applicable to the total amount you have agreed to purchase. While a statement of intention is not a binding obligation on you, if you do not purchase the full amount of shares within 13 months, the fund will redeem shares from your account in an amount equal to the difference between the higher initial sales charge you would have paid in the absence of the statement of intention and the initial sales charge you actually paid.

Account types that may be linked with each other to obtain breakpoint discounts using the methods described above include:

  Individual accounts
  Joint accounts
  Accounts established as part of a retirement plan and IRA accounts (some restrictions may apply)
  Shares of Putnam funds owned through accounts in the name of your dealer or other financial intermediary (with documentation identifying beneficial ownership of shares)
  Accounts held as part of a Section 529 college savings plan managed by Putnam Management (some restrictions may apply)

In order to obtain a breakpoint discount, you should inform your financial representative at the time you purchase shares of the existence of other accounts or purchases that are eligible to be linked for the purpose of calculating the initial sales charge. A fund or your financial representative may ask you for records or other information about other shares held in your accounts and linked accounts, including accounts opened with a different financial representative. Restrictions may apply to certain accounts and transactions. Further details about breakpoint discounts can be found on Putnam Investments’ website at putnam.com/individual by selecting Mutual Funds, then Pricing and performance, and then About fund costs, and in the SAI.

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  Additional reductions and waivers of sales charges. In addition to the breakpoint discount methods described above for class A and class M shares, the fund may sell the classes of shares specified below without a sales charge or CDSC under the circumstances described below. The sales charge and CDSC waiver categories described below do not apply to customers purchasing shares of the fund through any of the financial intermediaries specified in the Appendix to this prospectus (each, a “Specified Intermediary”).

36          Prospectus

Different financial intermediaries may impose different sales charges. Please refer to the Appendix for the sales charge or CDSC waivers that are applicable to each Specified Intermediary.

Class A and class M shares

The following categories of investors are eligible to purchase class A and class M shares without payment of a sales charge:

(i)	current and former Trustees of the fund, their family members, business and personal associates; current and former employees of Putnam Management and certain current and former corporate affiliates, their family members, business and personal associates; employer-sponsored retirement plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;
(ii)	clients of administrators or other service providers of employer-sponsored retirement plans (for purposes of this waiver, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs) (not applicable to tax-exempt funds);
(iii)	registered representatives and other employees of broker-dealers having sales agreements with Putnam Retail Management; employees of financial institutions having sales agreements with Putnam Retail Management or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their immediate family members (spouses and children under age 21, including step-children and adopted children);
(iv)	a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust (other than a tax-qualified retirement plan trust), through an arrangement approved by Putnam Retail Management, if the value of the shares of the fund and other Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate;
(v)	clients of (i) broker-dealers, financial institutions, financial intermediaries or registered investment advisors that charge a fee for advisory or investment services or (ii) broker-dealers, financial institutions, or financial intermediaries that have entered into an agreement with Putnam Retail Management to offer shares through a fund “supermarket” or retail self directed brokerage account with or without the imposition of a transaction fee;
(vi)	college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code of 1986, as amended (the “Code”); and
(vii)	shareholders reinvesting the proceeds from a Putnam Corporate IRA Plan distribution into a nonretirement plan account.

Administrators and other service providers of employer-sponsored retirement plans are required to enter into contractual arrangements with Putnam Investor Services in order to offer and hold fund shares. Administrators and other service providers of

Prospectus          37

employer-sponsored retirement plans seeking to place trades on behalf of their plan clients should consult Putnam Investor Services as to the applicable requirements.

Class B and class C shares

A CDSC is waived in the event of a redemption under the following circumstances:

(i)	a withdrawal from a Systematic Withdrawal Plan (“SWP”) of up to 12% of the net asset value of the account (calculated as set forth in the SAI);
(ii)	a redemption of shares that are no longer subject to the CDSC holding period therefor;
(iii)	a redemption of shares that were issued upon the reinvestment of distributions by the fund;
(iv)	a redemption of shares that were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund or Putnam Short Duration Income Fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires; and
(v)	in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans (“Benefit Payments”), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust.

Class T shares

Each fund may sell class T shares without a sales charge under the following circumstances:

(i)	upon reinvestment of distributions by the fund; and
(ii)	upon exchange of shares of other classes of the fund.

The methods of reducing the sales charge through the right of accumulation and the statement of intention described above with respect to class A and M shares do not apply to class T shares.

Additional information about reductions and waivers of sales charges, including deferred sales charges, is included in the SAI. You may consult your financial representative or Putnam Retail Management for assistance.

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How do I sell or exchange fund shares?

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You can sell your shares back to the appropriate fund or exchange them for shares of another Putnam fund any day the NYSE is open, either through your financial representative or directly to the fund. Class T shares may not be exchanged for class T shares of another Putnam fund.

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If you redeem your shares shortly after purchasing them, your redemption payment for the shares may be delayed until the fund collects the purchase price of the shares, which may be up to 10 calendar days after the purchase date.

38          Prospectus

Regarding exchanges, not all Putnam funds offer all classes of shares or may be open to new investors. If you exchange shares otherwise subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, however, the redemption may be subject to the deferred sales charge, depending upon when and from which fund you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase, unless you originally purchased the shares from another Putnam fund that does not directly charge a deferred sales charge, in which case the length of time you have owned your shares will be measured from the date you exchange those shares for shares of another Putnam fund that does charge a deferred sales charge, and will not be affected by any subsequent exchanges among funds.

  Selling or exchanging shares through your financial representative. Your representative must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV, less any applicable deferred sales charge. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.
  Selling or exchanging shares directly with the funds. Putnam Investor Services must receive your request in proper form before the close of regular trading on the NYSE in order to receive that day’s NAV, less any applicable deferred sales charge.
  By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If you have certificates for the shares you want to sell or exchange, you must return them unendorsed with your letter of instruction.
  By telephone. You may use Putnam’s telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone. A telephone exchange privilege is currently available for amounts up to $500,000. Sale or exchange of shares by telephone is not permitted if there are certificates for your shares. The telephone redemption and exchange privileges may be modified or terminated without notice.
  Via the Internet. You may also exchange shares via the Internet at putnam.com/individual.
  Shares held through your employer’s retirement plan. For information on how to sell or exchange shares of a fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

Prospectus          39

  Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or surviving joint owner. For more information concerning Putnam’s signature guarantee and documentation requirements, contact Putnam Investor Services.

Each fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange. Ask your financial representative or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.

Deferred sales charges for class B, class C and certain class A shares

If you sell (redeem) class B shares within six years of purchase, you will generally pay a deferred sales charge according to the following schedule:

Year after purchase	1	2	3	4	5	6	7+
Charge	5%	4%	3%	3%	2%	1%	0%

A deferred sales charge of 1.00% will apply to class C shares if redeemed within one year of purchase. Class A shares that are part of a purchase of $1 million or more (other than by an employer-sponsored retirement plan) will be subject to a 1.00% deferred sales charge if redeemed within nine months of purchase.

Deferred sales charges will be based on the lower of the shares’ cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

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  Payment information. The fund typically expects to send you payment for your shares the business day after your request is received in good order, although if you hold your shares through certain financial intermediaries or financial intermediary programs, the fund typically expects to send payment for your shares within three business days after your request is received in good order. However, it is possible that payment of redemption proceeds may take up to seven days. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. Under normal market conditions, the fund typically expects to satisfy redemption requests by using holdings of cash and cash equivalents or selling portfolio assets to generate cash. Under stressed market conditions, the fund may also satisfy redemption requests by borrowing under the fund’s lines of credit or interfund lending arrangements. For additional information regarding the fund’s lines of credit and interfund lending arrangements, please see the Statement of Additional Information.

40          Prospectus

To the extent consistent with applicable laws and regulations, the fund reserves the right to satisfy all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions), under both normal and stressed market conditions. In-kind redemptions are typically used to meet redemption requests that represent a large percentage of the fund’s net assets in order to minimize the effect of the large redemption on the fund and its remaining shareholders. Any in-kind redemption will be effected through a pro rata distribution of all publicly traded portfolio securities or securities for which quoted bid prices are available, subject to certain exceptions. The securities distributed in an in-kind redemption will be valued in the same manner as they are valued for purposes of computing the fund’s net asset value. Once distributed in-kind to an investor, securities may increase or decrease in value before the investor is able to convert them into cash. Any transaction costs or other expenses involved in liquidating securities received in an in-kind redemption will be borne by the redeeming investor. The fund has committed, in connection with an election under Rule 18f-1 under the Investment Company Act of 1940, to pay all redemptions of fund shares by a single shareholder during any 90-day period in cash, up to the lesser of (i) $250,000 or (ii) 1% of the fund’s net assets measured as of the beginning of such 90-day period. For information regarding procedures for in-kind redemptions, please contact Putnam Retail Management. You will not receive interest on uncashed redemption checks.

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  Redemption by a fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), a fund may redeem your shares without your permission and send you the proceeds after providing you with at least 60 days’ notice to attain the minimum. To the extent permitted by applicable law, each fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

Policy on excessive short-term trading

  Risks of excessive short-term trading. Excessive short-term trading activity may reduce a fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s NAV. Depending on the size and frequency of short-term trades in a fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase a fund’s brokerage and administrative costs and, for investors in taxable accounts, may increase taxable distributions received from the fund.

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Because each fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading

Prospectus          41

on the NYSE, the time as of which a fund determines its NAV. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

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Because each fund invests in securities that may trade infrequently or may be more difficult to value, such as lower-rated bonds and securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for these securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in a fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because lower-rated debt and securities of smaller companies may be less liquid than higher-rated debt or securities of larger companies, respectively, each fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if a fund holds other types of less liquid securities.

  Fund policies. In order to protect the interests of long-term shareholders of each fund, Putnam Management and the funds’ Trustees have adopted policies and procedures intended to discourage excessive short-term trading. Each fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors activity in those shareholder accounts about which it possesses the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.
  Account monitoring. Putnam Management’s Compliance Department currently uses multiple reporting tools to detect short-term trading activity occurring in accounts for investors held directly with the Putnam funds as well as within accounts held through certain financial intermediaries. Putnam Management measures excessive short-term trading in each fund by the number of “round trip” transactions above a specified dollar amount within a specified period of time. A “round trip” transaction is defined as a purchase or exchange into a fund followed, or preceded by, a redemption or exchange out of the same fund. Generally, if an investor has been identified as having completed two “round trip” transactions with values above a specified amount within a rolling 90-day period, Putnam Management will issue the investor and/or his or her financial intermediary, if any, a written warning. Putnam Management’s practices for measuring excessive short-term trading activity and issuing warnings may change from time to time. Certain types of transactions are exempt from monitoring, such as those in connection with systematic investment or withdrawal plans and reinvestment of dividend and capital gain distributions.
  Account restrictions. In addition to these monitoring practices, Putnam Management and the fund reserve the right to reject or restrict purchases or exchanges for any reason. Continued excessive short-term trading activity by an

42          Prospectus

investor or intermediary following a warning may lead to the termination of the exchange privilege for that investor or intermediary. Putnam Management or a fund may determine that an investor’s trading activity is excessive or otherwise potentially harmful based on various factors, including an investor’s or financial intermediary’s trading history in the fund, other Putnam funds or other investment products, and may aggregate activity in multiple accounts in the fund or other Putnam funds under common ownership or control for purposes of determining whether the activity is excessive. If a fund identifies an investor or intermediary as a potential excessive trader, it may, among other things, require future trades to be submitted by mail rather than by phone or over the Internet, impose limitations on the amount, number, or frequency of future purchases or exchanges, or temporarily or permanently bar the investor or intermediary from investing in the fund or other Putnam funds. A fund may take these steps in its discretion even if the investor’s activity does not fall within the fund’s current monitoring parameters.

  Limitations on the funds’ policies. There is no guarantee that a fund will be able to detect excessive short-term trading in all accounts. For example, Putnam Management currently does not have access to sufficient information to identify each investor’s trading history, and in certain circumstances there are operational or technological constraints on its ability to enforce the fund’s policies. In addition, even when Putnam Management has sufficient information, its detection methods may not capture all excessive short-term trading.

In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with a fund. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. The funds are generally not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in excessive short-term trading. Putnam Management monitors aggregate cash flows in omnibus accounts on an ongoing basis. If high cash flows or other information indicate that excessive short-term trading may be taking place, Putnam Management will contact the financial intermediary, plan sponsor or recordkeeper that maintains accounts for the beneficial owner and attempt to identify and remedy any excessive trading. However, a fund’s ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial firms. A financial intermediary or plan sponsor may impose different or additional limits on short-term trading.

Distribution plans and payments to dealers

Putnam funds are distributed primarily through dealers (including any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator, and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates). In

Prospectus          43

order to pay for the marketing of fund shares and services provided to shareholders, each fund has adopted distribution and service (12b-1) plans, which increase the annual operating expenses you pay each year in certain share classes, as shown in the tables of annual fund operating expenses in the section Fund summaries — Fees and expenses. Putnam Retail Management and its affiliates also make additional payments to dealers that do not increase your fund expenses, as described below.

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  Distribution and service (12b-1) plans. Each fund’s 12b-1 plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares, 1.00% on class B, class C, class M and class R shares and 0.25% on class T shares. The Trustees currently limit payments on class A, class M and class R shares to 0.25%, 0.75% and 0.50% of average net assets, respectively. Because these fees are paid out of a fund’s assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C, class M and class R shares may cost you more over time than paying the initial sales charge for class A and class T shares. Because class C, class M and class R shares, unlike class B shares, do not convert to class A shares, class C, class M and class R shares may cost you more over time than class B shares. Class R shares will generally be less expensive than class B shares for shareholders who are eligible to purchase either class. Class P, class R5, class R6 and class Y shares, for shareholders who are eligible to purchase them, will be less expensive than other classes of shares because they do not bear sales charges or 12b-1 fees.

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  Payments to dealers. If you purchase your shares through a dealer, your dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution and service (12b-1) fees, if any, shown in the tables under Fund summaries — Fees and expenses at the front of this prospectus.

Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the funds or other Putnam funds to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by you or a fund as shown under Fund summaries — Fees and expenses.

The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales or net sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares), or on the basis of a negotiated lump sum payment for services provided.

Marketing support payments are generally available to most dealers engaging in significant sales of Putnam fund shares. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the

44          Prospectus

dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Although the total amount of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average net assets of Putnam’s retail mutual funds attributable to the dealers.

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Program servicing payments, which are paid in some instances to dealers in connection with investments in a fund through dealer platforms and other investment programs, are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. These payments are made for program or platform services provided by the dealer, including shareholder recordkeeping, reporting, or transaction processing, as well as services rendered in connection with dealer platform development and maintenance, fund/investment selection and monitoring, or other similar services.

You can find a list of all dealers to which Putnam made marketing support and/or program servicing payments in 2017 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your dealer. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You can also ask your dealer about any payments it receives from Putnam Retail Management and its affiliates and any services your dealer provides, as well as about fees and/or commissions it charges.

  Other payments. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to dealers to the extent permitted by SEC and NASD (as adopted by FINRA) rules and by other applicable laws and regulations. A fund’s transfer agent may also make payments to certain financial intermediaries in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in a fund or other Putnam funds through their retirement plan. See the discussion in the SAI under Management — Investor Servicing Agent for more details.

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Fund distributions and taxes

The Growth Fund, Balanced Fund and Conservative Fund normally distribute any net investment income annually, quarterly and monthly, respectively, and any net realized capital gains annually. You may choose to reinvest distributions from net investment income, capital gains or both in additional shares of your fund or other Putnam funds, or you may receive them in cash in the form of a check or an electronic deposit to your bank account. If you do not select an option when you open your account, all distributions will be reinvested. If you choose to receive distributions in cash, but correspondence from a fund or Putnam Investor Services is returned as “undeliverable,” the distribution option on your account may be converted to

Prospectus          45

reinvest future distributions in the fund. You will not receive interest on uncashed distribution checks.

For shares purchased through your employer’s retirement plan, the terms of the plan will govern how the plan may receive distributions from a fund.

For federal income tax purposes, distributions of net investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long a fund owned (or is deemed to have owned) the investments that generated them, rather than by how long you have owned (or are deemed to have owned) your shares. Distributions that a fund properly reports to you as gains from investments that the fund owned for more than one year are generally taxable to you as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from investments that a fund owned for one year or less and gains on the sale of or payment on bonds characterized as market discount are generally taxable to you as ordinary income. Distributions that a fund properly reports to you as “qualified dividend income” are taxable at the reduced rates applicable to your net capital gain provided that both you and the fund meet certain holding period and other requirements. Distributions are taxable in the manner described in this paragraph whether you receive them in cash or reinvest them in additional shares of the relevant fund or other Putnam funds.

Distributions by a fund to retirement plans that qualify for tax-advantaged treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of a fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a fund) from such a plan.

Unless you are investing through a tax-advantaged retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before a fund makes a distribution because doing so may cost you money in taxes. Distributions are taxable to you even if they are paid from income or gains earned by a fund before your investment (and thus were included in the price you paid). Contact your financial representative or Putnam to find out the distribution schedule for your fund.

A fund’s investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements.

A fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, a fund’s return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to these foreign taxes. In addition, a fund’s investments in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of a fund’s distributions.

46          Prospectus

A fund’s use of derivatives, if any, may affect the amount, timing and character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of your shares generally also will be subject to tax.

The above is a general summary of the tax implications of investing in a fund. Please refer to the SAI for further details. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and the SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Financial highlights

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The financial highlights tables are intended to help you understand each fund’s recent financial performance. No class T shares were outstanding during these periods. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in a fund, assuming reinvestment of all dividends and distributions. This information has been derived from each fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. The Independent Registered Public Accounting Firm’s reports and each fund’s financial statements are included in each funds’ annual report to shareholders, which is available upon request.

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Prospectus          47

Financial highlights: Putnam Dynamic Asset Allocation Growth Fund
(For a common share outstanding throughout the period)

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	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
September 30, 2017	$15.50	.23	2.35	2.58	(.06)	(.19)	(.25)	$17.83	16.84	$1,586,679	1.08	1.41	124 [e]
September 30, 2016	15.05	.20	1.21	1.41	(.31)	(.65)	(.96)	15.50	9.73	1,482,617	1.08 [d]	1.32 [d]	216 [e]
September 30, 2015	17.58	.17	(.29)	(.12)	(.34)	(2.07)	(2.41)	15.05	(1.26)	1,385,646	1.05	1.05	196 [e]
September 30, 2014	15.60	.21	2.00	2.21	(.23)	—	(.23)	17.58	14.29	1,362,485	1.06	1.21	188 [e]
September 30, 2013	13.47	.20	2.09	2.29	(.16)	—	(.16)	15.60	17.17	1,215,701	1.09	1.38	111 [f]
Class B
September 30, 2017	$15.17	.10	2.29	2.39	—	(.19)	(.19)	$17.37	15.90	$71,515	1.83	.63	124 [e]
September 30, 2016	14.72	.08	1.20	1.28	(.18)	(.65)	(.83)	15.17	8.95	77,832	1.83 [d]	.56 [d]	216 [e]
September 30, 2015	17.22	.05	(.29)	(.24)	(.19)	(2.07)	(2.26)	14.72	(2.02)	84,801	1.80	.28	196 [e]
September 30, 2014	15.28	.08	1.97	2.05	(.11)	—	(.11)	17.22	13.45	107,877	1.81	.45	188 [e]
September 30, 2013	13.19	.09	2.05	2.14	(.05)	—	(.05)	15.28	16.28	118,464	1.84	.63	111 [f]
Class C
September 30, 2017	$14.65	.10	2.22	2.32	—	(.19)	(.19)	$16.78	15.99	$288,335	1.83	.66	124 [e]
September 30, 2016	14.30	.08	1.14	1.22	(.22)	(.65)	(.87)	14.65	8.85	253,401	1.83 [d]	.58 [d]	216 [e]
September 30, 2015	16.82	.05	(.27)	(.22)	(.23)	(2.07)	(2.30)	14.30	(1.99)	209,239	1.80	.30	196 [e]
September 30, 2014	14.94	.07	1.94	2.01	(.13)	—	(.13)	16.82	13.49	168,304	1.81	.46	188 [e]
September 30, 2013	12.91	.09	2.00	2.09	(.06)	—	(.06)	14.94	16.28	144,081	1.84	.62	111 [f]
Class M
September 30, 2017	$15.14	.15	2.28	2.43	—	(.19)	(.19)	$17.38	16.20	$33,775	1.58	.91	124 [e]
September 30, 2016	14.72	.12	1.18	1.30	(.23)	(.65)	(.88)	15.14	9.15	29,745	1.58 [d]	.82 [d]	216 [e]
September 30, 2015	17.23	.09	(.28)	(.19)	(.25)	(2.07)	(2.32)	14.72	(1.71)	28,800	1.55	.54	196 [e]
September 30, 2014	15.30	.12	1.97	2.09	(.16)	—	(.16)	17.23	13.71	30,005	1.56	.71	188 [e]
September 30, 2013	13.21	.12	2.06	2.18	(.09)	—	(.09)	15.30	16.59	27,200	1.59	.88	111 [f]
Class P
September 30, 2017	$15.66	.31	2.37	2.68	(.08)	(.19)	(.27)	$18.07	17.32	$247,817.67		1.85	124 [e]
September 30, 2016†	15.60	.02	.04	.06	—	—	—	15.66	.38*	198,605	.06*	.14*	216 [d]
Class R
September 30, 2017	$15.19	.19	2.30	2.49	(.04)	(.19)	(.23)	$17.45	16.54	$31,963	1.33	1.18	124 [e]
September 30, 2016	14.74	.16	1.18	1.34	(.24)	(.65)	(.89)	15.19	9.42	23,273	1.33 [d]	1.09 [d]	216 [e]
September 30, 2015	17.28	.13	(.28)	(.15)	(.32)	(2.07)	(2.39)	14.74	(1.50)	12,375	1.30	.80	196 [e]
September 30, 2014	15.33	.16	1.98	2.14	(.19)	—	(.19)	17.28	14.06	19,617	1.31	.96	188 [e]
September 30, 2013	13.24	.16	2.06	2.22	(.13)	—	(.13)	15.33	16.89	16,026	1.34	1.13	111 [f]
Class R5
September 30, 2017	$15.67	.24	2.42	2.66	(.10)	(.19)	(.29)	$18.04	17.19	$2,228.81		1.46	124 [e]
September 30, 2016	15.21	.23	1.23	1.46	(.35)	(.65)	(1.00)	15.67	9.98	4,112	.81 [d]	1.53 [d]	216 [e]
September 30, 2015	17.74	.22	(.29)	(.07)	(.39)	(2.07)	(2.46)	15.21	(1.00)	7,051.80		1.31	196 [e]
September 30, 2014	15.76	.26	2.02	2.28	(.30)	—	(.30)	17.74	14.59	6,434.81		1.51	188 [e]
September 30, 2013	13.58	.23	2.12	2.35	(.17)	—	(.17)	15.76	17.50	64.82		1.52	111 [f]
Class R6
September 30, 2017	$15.71	.31	2.36	2.67	(.12)	(.19)	(.31)	$18.07	17.25	$232,495.71		1.85	124 [e]
September 30, 2016	15.24	.26	1.23	1.49	(.37)	(.65)	(1.02)	15.71	10.16	135,367	.71 [d]	1.72 [d]	216 [e]
September 30, 2015	17.78	.23	(.30)	(.07)	(.40)	(2.07)	(2.47)	15.24	(.94)	59,064.70		1.42	196 [e]
September 30, 2014	15.77	.27	2.03	2.30	(.29)	—	(.29)	17.78	14.74	31,438.71		1.56	188 [e]
September 30, 2013	13.58	.25	2.12	2.37	(.18)	—	(.18)	15.77	17.62	24,534.72		1.62	111 [f]
Class Y
September 30, 2017	$15.66	.28	2.36	2.64	(.08)	(.19)	(.27)	$18.03	17.11	$295,870.83		1.70	124 [e]
September 30, 2016	15.21	.24	1.22	1.46	(.36)	(.65)	(1.01)	15.66	9.95	186,911	.83 [d]	1.59 [d]	216 [e]
September 30, 2015	17.74	.22	(.29)	(.07)	(.39)	(2.07)	(2.46)	15.21	(.96)	254,253.80		1.31	196 [e]
September 30, 2014	15.73	.25	2.02	2.27	(.26)	—	(.26)	17.74	14.59	146,825.81		1.46	188 [e]
September 30, 2013	13.58	.24	2.10	2.34	(.19)	—	(.19)	15.73	17.47	125,570.84		1.65	111 [f]

See notes to financial highlights at the end of this section.

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48 Prospectus	Prospectus 49

Financial highlights: Putnam Dynamic Asset Allocation Growth Fund
(Continued)

*	Not annualized.
†	For the period August 31, 2016 (commencement of operations) to September 30, 2016.

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[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and brokerage/service arrangements, if any. Also excludes acquired fund fees, if any.
[d]	Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.
[e]	Portfolio turnover includes TBA purchase and sale commitments.
[f]	Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:
Portfolio turnover %
September 30, 2013	208%

50 Prospectus	Prospectus 51

Financial highlights: Putnam Dynamic Asset Allocation Balanced Fund
(For a common share outstanding throughout the period)

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	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
September 30, 2017	$14.02	.22	1.54	1.76	(.22)	(.13)	(.35)	$15.43	12.66	$1,398,458.98		1.54	200 [e]
September 30, 2016	13.90	.19	.89	1.08	(.22)	(.74)	(.96)	14.02	8.06	1,330,619	1.01 [d]	1.38 [d]	374 [e]
September 30, 2015	14.69	.17	(.05)	.12	(.21)	(.70)	(.91)	13.90	.65	1,205,510.98		1.18	343 [e]
September 30, 2014	13.19	.22	1.48	1.70	(.20)	—	(.20)	14.69	12.94	1,114,099.99		1.55	351 [e]
September 30, 2013	11.89	.21	1.28	1.49	(.19)	—	(.19)	13.19	12.62	969,273	1.02	1.71	190 [f]
Class B
September 30, 2017	$13.96	.11	1.52	1.63	(.10)	(.13)	(.23)	$15.36	11.80	$68,183	1.73	.78	200 [e]
September 30, 2016	13.85	.08	.89	.97	(.12)	(.74)	(.86)	13.96	7.20	71,395	1.76 [d]	.62 [d]	374 [e]
September 30, 2015	14.63	.06	(.04)	.02	(.10)	(.70)	(.80)	13.85	(.05)	72,356	1.73	.42	343 [e]
September 30, 2014	13.15	.11	1.46	1.57	(.09)	—	(.09)	14.63	11.97	78,865	1.74	.80	351 [e]
September 30, 2013	11.84	.12	1.29	1.41	(.10)	—	(.10)	13.15	11.90	81,247	1.77	.96	190 [f]
Class C
September 30, 2017	$13.66	.11	1.50	1.61	(.11)	(.13)	(.24)	$15.03	11.89	$306,264	1.73	.79	200 [e]
September 30, 2016	13.58	.08	.86	.94	(.12)	(.74)	(.86)	13.66	7.19	283,090	1.76 [d]	.63 [d]	374 [e]
September 30, 2015	14.38	.06	(.05)	.01	(.11)	(.70)	(.81)	13.58	(.09)	208,644	1.73	.43	343 [e]
September 30, 2014	12.92	.11	1.45	1.56	(.10)	—	(.10)	14.38	12.09	142,816	1.74	.80	351 [e]
September 30, 2013	11.65	.12	1.25	1.37	(.10)	—	(.10)	12.92	11.81	114,907	1.77	.96	190 [f]
Class M
September 30, 2017	$13.99	.15	1.52	1.67	(.14)	(.13)	(.27)	$15.39	12.07	$30,034	1.48	1.04	200 [e]
September 30, 2016	13.87	.12	.89	1.01	(.15)	(.74)	(.89)	13.99	7.52	27,883	1.51 [d]	.87 [d]	374 [e]
September 30, 2015	14.66	.10	(.05)	.05	(.14)	(.70)	(.84)	13.87	.15	29,153	1.48	.68	343 [e]
September 30, 2014	13.17	.15	1.47	1.62	(.13)	—	(.13)	14.66	12.33	28,808	1.49	1.05	351 [e]
September 30, 2013	11.87	.15	1.28	1.43	(.13)	—	(.13)	13.17	12.10	26,680	1.52	1.20	190 [f]
Class P
September 30, 2017	$14.05	.29	1.53	1.82	(.27)	(.13)	(.40)	$15.47	13.14	$197,195.59		1.96	200 [e]
September 30, 2016†	14.07	.02	.02	.04	(.06)	—	(.06)	14.05	.25*	152,939	.05*	.14*	374 [e]
Class R
September 30, 2017	$13.91	.19	1.52	1.71	(.18)	(.13)	(.31)	$15.31	12.43	$34,448	1.23	1.31	200 [e]
September 30, 2016	13.81	.15	.88	1.03	(.19)	(.74)	(.93)	13.91	7.75	24,577	1.26 [d]	1.13 [d]	374 [e]
September 30, 2015	14.59	.14	(.06)	.08	(.16)	(.70)	(.86)	13.81	.39	12,031	1.23	.92	343 [e]
September 30, 2014	13.11	.18	1.47	1.65	(.17)	—	(.17)	14.59	12.59	14,744	1.24	1.30	351 [e]
September 30, 2013	11.81	.18	1.28	1.46	(.16)	—	(.16)	13.11	12.42	12,512	1.27	1.46	190 [f]
Class R5
September 30, 2017	$14.04	.25	1.55	1.80	(.25)	(.13)	(.38)	$15.46	12.96	$1,434.73		1.71	200 [e]
September 30, 2016	13.93	.23	.88	1.11	(.26)	(.74)	(1.00)	14.04	8.28	2,523	.74 [d]	1.72 [d]	374 [e]
September 30, 2015	14.71	.22	(.05)	.17	(.25)	(.70)	(.95)	13.93	.97	256.73		1.46	343 [e]
September 30, 2014	13.21	.28	1.45	1.73	(.23)	—	(.23)	14.71	13.12	36.74		1.95	351 [e]
September 30, 2013	11.90	.25	1.29	1.54	(.23)	—	(.23)	13.21	12.99	12.75		1.98	190 [f]
Class R6
September 30, 2017	$14.05	.28	1.53	1.81	(.27)	(.13)	(.40)	$15.46	13.03	$212,565.63		1.93	200 [e]
September 30, 2016	13.93	.24	.89	1.13	(.27)	(.74)	(1.01)	14.05	8.44	147,161	.64 [d]	1.75 [d]	374 [e]
September 30, 2015	14.71	.23	(.04)	.19	(.27)	(.70)	(.97)	13.93	1.08	60,489.63		1.55	343 [e]
September 30, 2014	13.21	.27	1.48	1.75	(.25)	—	(.25)	14.71	13.30	16,200.64		1.91	351 [e]
September 30, 2013	11.90	.25	1.30	1.55	(.24)	—	(.24)	13.21	13.11	10,947.65		1.94	190 [f]
Class Y
September 30, 2017	$14.05	.27	1.52	1.79	(.25)	(.13)	(.38)	$15.46	12.92	$387,995.73		1.82	200 [e]
September 30, 2016	13.92	.22	.90	1.12	(.25)	(.74)	(.99)	14.05	8.37	258,625	.76 [d]	1.63 [d]	374 [e]
September 30, 2015	14.71	.21	(.05)	.16	(.25)	(.70)	(.95)	13.92	.90	260,604.73		1.43	343 [e]
September 30, 2014	13.21	.26	1.48	1.74	(.24)	—	(.24)	14.71	13.20	131,417.74		1.79	351 [e]
September 30, 2013	11.90	.25	1.28	1.53	(.22)	—	(.22)	13.21	12.96	115,550.77		1.98	190 [f]

See notes to financial highlights at the end of this section.


52 Prospectus	Prospectus 53

Financial highlights: Putnam Dynamic Asset Allocation Balanced Fund
(Continued)

*	Not annualized.



†	For the period August 31, 2016 (commencement of operations) to September 30, 2016.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and/or brokerage/service arrangements, if any. Also excludes acquired fund fees and expenses, if any.
[d]	Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waivers, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.
[e]	Portfolio turnover includes TBA purchase and sale commitments.
[f]	Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:
Portfolio turnover %
September 30, 2013	404%

54 Prospectus	Prospectus 55

Financial highlights: Putnam Dynamic Asset Allocation Conservative Fund
(For a common share outstanding throughout the period)


	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
September 30, 2017	$10.32	.18	.52	.70	(.17)	(.06)	(.23)	$10.79	6.82	$490,389	1.01	1.74	327 [d]
September 30, 2016	10.46	.15	.48	.63	(.19)	(.58)	(.77)	10.32	6.37	519,767	1.04 [g]	1.44 [g]	614 [d]
September 30, 2015	11.14	.15	.03	.18	(.19)	(.67)	(.86)	10.46	1.58	463,857	1.02	1.41	559 [d]
September 30, 2014	10.35	.20	.77	.97	(.18)	—	(.18)	11.14	9.45	431,523	1.03	1.83	583 [d]
September 30, 2013	9.88	.20	.43	.63	(.16)	—	(.16)	10.35	6.46	384,651	1.05	1.99	305 [e]
Class B
September 30, 2017	$10.23	.10	.53	.63	(.09)	(.06)	(.15)	$10.71	6.17	$19,195	1.76	.98	327 [d]
September 30, 2016	10.39	.07	.47	.54	(.12)	(.58)	(.70)	10.23	5.43	21,084	1.79 [g]	.68 [g]	614 [d]
September 30, 2015	11.06	.07	.04	.11	(.11)	(.67)	(.78)	10.39	.94	20,513	1.77	.65	559 [d]
September 30, 2014	10.28	.12	.76	.88	(.10)	—	(.10)	11.06	8.58	23,367	1.78	1.08	583 [d]
September 30, 2013	9.81	.12	.44	.56	(.09)	—	(.09)	10.28	5.72	25,472	1.80	1.24	305 [e]
Class C
September 30, 2017	$10.19	.10	.52	.62	(.09)	(.06)	(.15)	$10.66	6.12	$133,084	1.76	1.00	327 [d]
September 30, 2016	10.35	.07	.47	.54	(.12)	(.58)	(.70)	10.19	5.47	129,657	1.79 [g]	.68 [g]	614 [d]
September 30, 2015	11.02	.07	.04	.11	(.11)	(.67)	(.78)	10.35	.97	79,407	1.77	.66	559 [d]
September 30, 2014	10.25	.12	.75	.87	(.10)	—	(.10)	11.02	8.55	60,957	1.78	1.08	583 [d]
September 30, 2013	9.78	.12	.44	.56	(.09)	—	(.09)	10.25	5.74	51,129	1.80	1.24	305 [e]
Class M
September 30, 2017	$10.20	.12	.52	.64	(.11)	(.06)	(.17)	$10.67	6.34	$9,561	1.51	1.14	327 [d]
September 30, 2016	10.35	.09	.48	.57	(.14)	(.58)	(.72)	10.20	5.83	16,801	1.54 [g]	.93 [g]	614 [d]
September 30, 2015	11.03	.10	.03	.13	(.14)	(.67)	(.81)	10.35	1.10	10,541	1.52	.91	559 [d]
September 30, 2014	10.26	.14	.76	.90	(.13)	—	(.13)	11.03	8.82	10,057	1.53	1.33	583 [d]
September 30, 2013	9.79	.15	.43	.58	(.11)	—	(.11)	10.26	5.98	9,333	1.55	1.49	305 [e]
Class P
September 30, 2017	$10.35	.23	.52	.75	(.21)	(.06)	(.27)	$10.83	7.31	$102,483.61		2.19	327 [d]
September 30, 2016 #	10.35	.01	.01	.02	(.02)	—	(.02)	10.35	.18*	71,630	.05*	.14*	614 [d]
Class R
September 30, 2017	$10.60	.16	.53	.69	(.14)	(.06)	(.20)	$11.09	6.57	$12,207	1.26	1.52	327 [d]
September 30, 2016	10.73	.12	.50	.62	(.17)	(.58)	(.75)	10.60	6.05	11,033	1.29 [g]	1.16 [g]	614 [d]
September 30, 2015	11.40	.13	.03	.16	(.16)	(.67)	(.83)	10.73	1.38	5,256	1.27	1.16	559 [d]
September 30, 2014	10.60	.18	.78	.96	(.16)	—	(.16)	11.40	9.07	5,786	1.28	1.58	583 [d]
September 30, 2013	10.11	.18	.45	.63	(.14)	—	(.14)	10.60	6.26	4,461	1.30	1.74	305 [e]
Class R5
September 30, 2017	$10.35	.19	.54	.73	(.19)	(.06)	(.25)	$10.83	7.17	$105.72		1.84	327 [d]
September 30, 2016	10.49	.18	.48	.66	(.22)	(.58)	(.80)	10.35	6.68	828	.73 [g]	1.74 [g]	614 [d]
September 30, 2015	11.16	.19	.04	.23	(.23)	(.67)	(.90)	10.49	1.98	237.73		1.71	559 [d]
September 30, 2014	10.38	.24 [f]	.76	1.00	(.22)	—	(.22)	11.16	9.68	316.74		2.20 [f]	583 [d]
September 30, 2013	9.90	.24	.44	.68	(.20)	—	(.20)	10.38	6.87	11.74		2.30	305 [e]
Class R6
September 30, 2017	$10.35	.23	.52	.75	(.20)	(.06)	(.26)	$10.84	7.36	$113,578.65		2.16	327 [d]
September 30, 2016	10.50	.18	.48	.66	(.23)	(.58)	(.81)	10.35	6.64	71,314	.66 [g]	1.78 [g]	614 [d]
September 30, 2015	11.17	.20	.03	.23	(.23)	(.67)	(.90)	10.50	2.04	16,011.66		1.80	559 [d]
September 30, 2014	10.38	.24	.77	1.01	(.22)	—	(.22)	11.17	9.80	3,256.67		2.21	583 [d]
September 30, 2013	9.90	.23	.45	.68	(.20)	—	(.20)	10.38	6.94	2,981.67		2.20	305 [e]
Class Y
September 30, 2017	$10.35	.21	.52	.73	(.19)	(.06)	(.25)	$10.83	7.14	$244,376.76		2.04	327 [d]
September 30, 2016	10.50	.17	.48	.65	(.22)	(.58)	(.80)	10.35	6.51	177,068	.79 [g]	1.68 [g]	614 [d]
September 30, 2015	11.17	.18	.04	.22	(.22)	(.67)	(.89)	10.50	1.92	133,945.77		1.66	559 [d]
September 30, 2014	10.38	.23	.77	1.00	(.21)	—	(.21)	11.17	9.69	77,419.78		2.07	583 [d]
September 30, 2013	9.90	.23	.44	.67	(.19)	—	(.19)	10.38	6.80	66,787.80		2.27	305 [e]

See notes to financial highlights at the end of this section.


56 Prospectus	Prospectus 57

Financial highlights: Putnam Dynamic Asset Allocation Conservative Fund
(Continued)

*	Not annualized.



#	For the period August 31, 2016 (commencement of operations) to September 30, 2016.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and/or brokerage service arrangements, if any. Also excludes acquired fund fees and expenses, if any.
[d]	Portfolio turnover includes TBA purchase and sale commitments.
[e]	Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:
Portfolio turnover %
September 30, 2013	640%



[f]	The net investment income ratio and per share amount shown for the period ending September 30, 2014 may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class.
[g]	Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

58 Prospectus	Prospectus 59


Appendix

Financial intermediary specific sales charge waiver information

As described in the prospectus, class A, M and T shares may be subject to an initial sales charge and class B and C shares may be subject to a CDSC. Certain financial intermediaries may impose different initial sales charges or waive the initial sales charge or CDSC in certain circumstances. This Appendix details the variations in sales charge waivers by financial intermediary. You should consult your financial representative for assistance in determining whether you may qualify for a particular sales charge waiver.

MERRILL LYNCH

Effective April 10, 2017, if you purchase fund shares through a Merrill Lynch platform or account held at Merrill Lynch, you will be eligible only for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. It is your responsibility to notify your financial representative at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or discounts.

Front-end Sales Charge Waivers on Class A Shares available through Merrill Lynch

  Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
  Shares purchased by college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code of 1986, as amended
  Shares purchased through a Merrill Lynch-affiliated investment advisory program
  Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
  Shares of funds purchased through the Merrill Edge Self-Directed platform
  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the fund (but not any other Putnam fund)
  Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date
  Employees and registered representatives of Merrill Lynch or its affiliates and their family members
  Trustees of the fund, and employees of Putnam Management or any of its affiliates, as described in the fund’s prospectus
  Shares purchased from the proceeds of redemptions from a Putnam fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)

60          Prospectus

CDSC Waivers on A, B and C Shares available through Merrill Lynch

  Death or disability of the shareholder
  Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus
  Return of excess contributions from an IRA Account
  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
  Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
  Shares acquired through a right of reinstatement
  Shares held in retirement brokerage accounts that are exchanged for a share class with lower operating expenses due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-end Sales Charge Discounts available through Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

  Breakpoints as described in the fund’s prospectus and SAI
  Rights of Accumulation (ROA), which entitle you to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within your household at Merrill Lynch. Eligible Putnam fund assets not held at Merrill Lynch may be included in the ROA calculation only if you notify your financial representative about such assets
  Letters of Intent (LOI), which allow for breakpoint discounts based on anticipated purchases of Putnam funds, through Merrill Lynch, over a 13-month period

Prospectus          61

Make the most of your Putnam privileges

As a Putnam mutual fund shareholder, you have access to a number of services that can help you build a more effective and flexible financial program. Here are some of the ways you can use these privileges to make the most of your Putnam mutual fund investment.

Systematic investment plan

Invest as much as you wish. The amount you choose will be automatically transferred weekly, semi-monthly or monthly from your checking or savings account.

Systematic withdrawal

Make regular withdrawals monthly, quarterly, semiannually, or annually from your Putnam mutual fund account.

Systematic exchange

Transfer assets automatically from one Putnam account to another on a regular, prearranged basis.

Exchange privilege

Exchange money between Putnam funds. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000 and shares of all Putnam funds may not be available to all investors.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange (into the fund) and systematic withdrawal or exchange (out of the fund). These privileges are subject to change or termination.

62          Prospectus

Dividends plus

Diversify your portfolio by investing dividends and other distributions from one Putnam fund automatically into another at net asset value.

Statement of intention

You may reduce a front-end sales charge by agreeing to invest a minimum dollar amount over 13 months. Depending on your fund, the minimum is $50,000 or $100,000. Whenever you make an investment under this arrangement, you or your financial representative should notify Putnam Investor Services that a Statement of Intention is in effect.

Many of these services can be accessed online at putnam.com.

For more information about any of these services and privileges, call your financial representative or a Putnam customer service representative toll free at 1-800-225-1581.


Prospectus          63

For more information about Putnam Dynamic Asset Allocation Funds

The funds’ SAI and annual and semiannual reports to shareholders include additional information about the funds. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes. Each fund’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the funds on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the funds’ file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to:

Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com


File No. 811-07121	SP059 309343 1/18

Class T shares of the fund
are not currently available
for purchase.



FUND	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS
SYMBOLS	A	B	C	M	P	R	R5	R6	T	Y

Putnam	PAEAX	PAEBX	PAECX	PAGMX	--	PASRX	PADEX	PAEEX	Pending	PAGYX
Dynamic Asset
Allocation
Growth Fund

Putnam	PABAX	PABBX	AABCX	PABMX	--	PAARX	PAADX	PAAEX	Pending	PABYX
Dynamic Asset
Allocation
Balanced Fund

Putnam	PACAX	PACBX	PACCX	PACMX	--	PACRX	PACDX	PCCEX	Pending	PACYX
Dynamic Asset
Allocation
Conservative
Fund


Putnam Dynamic Asset Allocation Growth Fund

Putnam Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund

EACH A SERIES OF PUTNAM ASSET ALLOCATION FUNDS

FORM N-1A

PART B

STATEMENT OF ADDITIONAL INFORMATION (SAI)
January 30, 2018

I-1

This SAI is not a prospectus. If a fund has more than one form of current prospectus, each reference to the prospectus in this SAI includes all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. For a free copy of the funds' annual reports or a prospectus dated 1/30/18, as revised from time to time, call Putnam Investor Services at 1-800-225-1581, visit Putnam's website at putnam.com or write Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383.


Part I of this SAI contains specific information about the funds. Part II includes information about these funds and the other Putnam funds.

sai_6.pdf - 2018/01

sai_7.pdf - 2018/01

sai_8.pdf - 2018/01

I-2

Table of Contents

PART I

FUND ORGANIZATION AND CLASSIFICATION	I-3
INVESTMENT RESTRICTIONS	I-4
CHARGES AND EXPENSES	I-6
PORTFOLIO MANAGERS	I-29
SECURITIES LENDING ACTIVITIES	I-31
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND	I-34
FINANCIAL STATEMENTS

PART II

HOW TO BUY SHARES	II-1
DISTRIBUTION PLANS	II-11
MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS	II-19
TAXES	II-61
MANAGEMENT	II-77
DETERMINATION OF NET ASSET VALUE	II-98
INVESTOR SERVICES	II-100
SIGNATURE GUARANTEES	II-104
REDEMPTIONS	II-105
POLICY ON EXCESSIVE SHORT-TERM TRADING	II-105
SHAREHOLDER LIABILITY	II-105
DISCLOSURE OF PORTFOLIO INFORMATION	II-105
INFORMATION SECURITY RISKS	II-108
PROXY VOTING GUIDELINES AND PROCEDURES	II-108
SECURITIES RATINGS	II-108
APPENDIX A - PROXY VOTING GUIDELINES OF THE PUTNAM FUNDS	II-115
APPENDIX B - FINANCIAL STATEMENTS	II-142
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SAI

PART I

FUND ORGANIZATION AND CLASSIFICATION

The funds are diversified series of Putnam Asset Allocation Funds, a Massachusetts business trust organized on November 4, 1993 (the "Trust"). A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts.

The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. Each fund offers classes of shares with different sales charges and expenses.

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Each share has one vote, with fractional shares voting proportionally. Shares of all series and classes will vote together as a single class on all matters except, (i) when required by the Investment Company Act of 1940 or when the Trustees have determined that a matter affects one or more series or classes materially differently, shares are voted by individual series or class; and (ii) when the Trustees determine that such a matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon. The Trustees may take many actions affecting a fund without shareholder approval, including under certain circumstances merging your fund into another Putnam fund. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if a fund were liquidated, would receive the net assets of the fund.

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Each fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although each fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

Information about the Summary Prospectus, Prospectus, and SAI

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Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual

I-4

arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of each fund.

Under the Trust's Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

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INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities of a fund created under the Trust, each fund may not and will not:

(1) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities, except as permitted by applicable law.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

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(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(7) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(8) Purchase securities if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry. (Securities of the U.S. government or its agencies or instrumentalities, or of any foreign government or its agencies or instrumentalities, securities of supranational entities, and securities backed by the credit of a governmental entity are not considered to represent industries.)

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest, except for permitted borrowings.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

For purposes of the funds' fundamental policy on industry concentration (#8 above), Putnam Investment Management, LLC (Putnam Management), the funds' investment manager, determines the appropriate industry categories and assigns issuers to them, informed by a variety of considerations, including relevant third party categorization systems. Industry categories and issuer assignments may change over time as industry sectors and issuers evolve. Portfolio allocations shown in shareholder reports and other communications may use broader investment sectors or narrower sub-industry categories.

The following non-fundamental investment policies, which apply to each fund, may be changed by the Trustees without shareholder approval:

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(1) The fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the relevant fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c).

(2) The fund will not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or (G) of the Investment Company Act of 1940, as amended.

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

If, as a result of a change in values or net assets or other circumstances, greater than 15% of each fund’s net assets are invested in securities described in (a), (b) and (c) in non-fundamental policy (1) above, the fund will take such steps as are deemed advisable to protect the fund’s liquidity.

The Trust has filed an election under Rule 18f-1 under the Investment Company Act of 1940 committing each fund that is a series of the Trust to pay all redemptions of fund shares by a single shareholder during any 90-day period in cash, up to the lesser of (i) $250,000 or (ii) 1% of such fund's net assets measured as of the beginning of such 90-day period.

CHARGES AND EXPENSES

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Management fees

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Under each fund's management contract ("Management Contract"), each fund pays a monthly fee to Putnam Management. The fee is calculated by applying a rate to the fund’s average net assets for the month. The rate is based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid "double counting" of those assets)

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(“Total Open-End Mutual Fund Average Net Assets”), as determined at the close of each business day during the month, as set forth below:

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GROWTH FUND 0.750% of the first $5 billion of Total Open-End Mutual Fund Average
Net Assets; 0.700% of the next $5 billion of Total Open-End Mutual Fund Average Net
Assets; 0.650% of the next $10 billion of Total Open-End Mutual Fund Average Net
Assets; 0.600% of the next $10 billion of Total Open-End Mutual Fund Average Net
Assets; 0.550% of the next $50 billion of Total Open-End Mutual Fund Average Net
Assets; 0.530% of the next $50 billion of Total Open-End Mutual Fund Average Net
Assets; 0.520% of the next $100 billion of Total Open-End Mutual Fund Average Net
Assets; and 0.515% of any excess thereafter.

BALANCED FUND & CONSERVATIVE FUND 0.680% of the first $5 billion of Total
Open-End Mutual Fund Average Net Assets; 0.630% of the next $5 billion of Total
Open-End Mutual Fund Average Net Assets; 0.580% of the next $10 billion of Total
Open-End Mutual Fund Average Net Assets; 0.530% of the next $10 billion of Total
Open-End Mutual Fund Average Net Assets; 0.480% of the next $50 billion of Total
Open-End Mutual Fund Average Net Assets; 0.460% of the next $50 billion of Total
Open-End Mutual Fund Average Net Assets; 0.450% of the next $100 billion of Total
Open-End Mutual Fund Average Net Assets; and 0.445% of any excess thereafter.

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For the past three fiscal years, pursuant to the Management Contract, each fund incurred the following fees:

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				Amount
			Amount of	management fee
		Management	management	would have been
Fund name	Fiscal year	fee paid	fee waived	without waivers
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Growth Fund	2017	$15,384,214	$0	$15,384,214
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	2016	$13,300,147	$23,359	$13,323,506
	2015	$12,074,500	$0	$12,074,500
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Balanced Fund	2017	$12,913,944	$0	$12,913,944
	2016	$11,037,220	$19,388	$11,056,608
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	2015	$9,004,124	$0	$9,004,124
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Conservative
Fund	2017	$5,535,024	$0	$5,535,024
	2016	$4,542,128	$7,680	$4,549,808
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	2015	$3,571,242	$0	$3,571,242

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The amount of management fee waived for each fund for the 2016 fiscal year resulted from a voluntary, one-time waiver by Putnam Management.

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Brokerage commissions

The following table shows brokerage commissions paid during the fiscal years indicated:

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	Fiscal	Brokerage
Fund name	year	commissions
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Growth Fund	2017	$1,681,799
	2016	$2,010,983
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	2015	$1,949,954
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Balanced Fund	2017	$729,207
	2016	$1,165,636
	2015	$1,023,027

Conservative Fund	2017	$203,530
	2016	$332,339
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	2015	$290,712
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The following table shows transactions placed with brokers and dealers during the most recent fiscal year through which Putnam Management and its affiliates receive brokerage or research services:

		Percentage of
	Dollar value of	total	Amount of
Fund name	these transactions	transactions	commissions
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Growth Fund	$1,969,122,921	16.76%	$1,335,520
Balanced Fund	$1,415,475,362	14.74%	$594,610
Conservative Fund	$414,373,140	7.45%	$151,121

At the end of fiscal 2017, each fund held the following securities of its regular broker-dealers (or affiliates of such broker-dealers):

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Fund Name	Broker-dealer or affiliates	Value of securities held
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Growth Fund	Bank of Nova Scotia	$2,086,638
	Morgan Stanley	$5,784,260
	BNP Paribas	$4,504,559
	Citigroup, Inc.	$35,079,643
	Royal Bank of Canada	$2,294,489
	HSBC Holdings PLC	$1,117,687
	Goldman Sachs Group, Inc. (The)	$26,199,475
	JPMorgan Chase & Co.	$39,987,698
	Barclays PLC	$290,061
	Credit Suisse Group AG	$1,350,548
	Bank of America Corp.	$4,245,694
	Credit Agricole S.A.	$2,579,696
Balanced Fund	BNP Paribas	$2,921,675
	Goldman Sachs Group, Inc. (The)	$27,743,118
	Citigroup, Inc.	$35,927,466
	Bank of Nova Scotia	$2,993,336
	Credit Suisse Group AG	$1,667,548
	Bank of America Corp.	$7,100,531
	Morgan Stanley	$7,449,048
	Barclays PLC	$212,366
	HSBC Holdings PLC	$719,233
	JPMorgan Chase & Co.	$39,986,480
	Royal Bank of Canada	$3,109,808
Conservative Fund	BNP Paribas	$1,028,475
	Bank of America Corp.	$4,955,854
	JPMorgan Chase & Co.	$14,949,363
	HSBC Holdings PLC	$243,837
	Bank of Nova Scotia	$2,105,472
	Credit Suisse Group AG	$1,146,112
	Goldman Sachs Group, Inc. (The)	$11,856,126
	Credit Agricole S.A.	$768,166
	Royal Bank of Canada	$2,148,809
	Citigroup, Inc.	$13,801,442
	Morgan Stanley	$4,205,080
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Administrative expense reimbursement

The funds reimbursed Putnam Management for administrative services during fiscal 2017, including compensation of certain Trust officers and contributions to the Putnam Retirement Plan for their benefit, as follows:

Fund name	Total	Portion of total reimbursement for
	reimbursement	compensation and contributions
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Growth Fund	$78,182	$56,406
Balanced Fund	$74,662	$53,867
Conservative Fund	$32,215	$23,242
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Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the funds and makes investment decisions on their behalf. Subject to the control of the Trustees, Putnam Management also manages the funds' other affairs and business.

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The table below shows the value of each Trustee's holdings in each fund and in all of the Putnam Funds as of December 31, 2017.

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Dollar range of
	Dollar range of	Dollar range of	Putnam	Aggregate dollar
Name of Trustee	Putnam Dynamic	Putnam Dynamic	Dynamic Asset	range of shares held
	Asset Allocation	Asset Allocation	Allocation	in all of the Putnam
	Balanced Fund	Conservative Fund	Growth Fund	funds overseen by
	shares owned	shares owned	shares owned	Trustee

Liaquat Ahamed	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

Ravi Akhoury	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

Barbara M. Baumann	$10,001-$50,000	$1-$10,000	$10,001-$50,000	over $100,000

Jameson A. Baxter	over $100,000	$10,001-$50,000	over $100,000	over $100,000

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Katinka Domotorffy	$1-$10,000	$1-$10,000	over $100,000	over $100,000

*Catharine Bond Hill	none	none	none	none
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Paul L. Joskow	over $100,000	$1-$10,000	$10,001-$50,000	over $100,000

Kenneth R. Leibler	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

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Robert E. Patterson	$10,001-$50,000	$10,001-$50,000	$50,001-$100,000	over $100,000
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George Putnam, III	$50,001-$100,000	$50,001-$100,000	over $100,000	over $100,000

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*Manoj P. Singh	none	none	none	none

** Robert L. Reynolds	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

*Appointed to the Board of Trustees on March 16, 2017.

** Trustee who is an "interested person" (as defined in the Investment Company Act of 1940) of the funds and Putnam Management. Mr. Reynolds is deemed an "interested person" by virtue of his positions as an officer of the funds and Putnam Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds. None of the other Trustees is an "interested person".

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Each Independent Trustee of the funds receives an annual retainer fee and an additional fee for each Trustee meeting attended. Independent Trustees also are reimbursed for expenses they incur relating to their services as Trustees. All of the current Independent Trustees of the funds are Trustees of all the Putnam funds and receive fees for their services.

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The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of Independent Trustees of the funds, estimates that committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least four business days per regular Trustee meeting. The standing committees of the Board of Trustees, and the number of times each committee met during your fund’s most recently completed fiscal year, are shown in the table below:

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Audit, Compliance and Distributions Committee	13
Board Policy and Nominating Committee	5
Brokerage Committee	5
Contract Committee	10
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Executive Committee	1
Investment Oversight Committees
Investment Oversight Committee A	7
Investment Oversight Committee B	7
Pricing Committee	8

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The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by each fund for fiscal 2017, and the fees paid to each Trustee by all of the Putnam funds for services rendered during calendar year 2017.

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COMPENSATION TABLES

Growth Fund

			Estimated
			annual benefits
		Pension or	from all	Total
Trustee/Year	Aggregate	retirement benefits	Putnam funds	compensation
	compensation	accrued as part of	upon	from all Putnam
	from the fund	fund expenses	retirement(1)	funds(2)

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Liaquat Ahamed/2012(3)	$10,553	N/A	N/A	$315,000

Ravi Akhoury/2009	$10,352	N/A	N/A	$315,000

Barbara M. Baumann/2010(3)	$10,768	N/A	N/A	$327,500

Jameson A. Baxter/1994(3)(4)	$15,357	$583	$110,533	$415,000

Robert J. Darretta/2007(3)(5)	$9,320	N/A	N/A	$207,500

Katinka Domotorffy/2012(3)	$10,553	N/A	N/A	$315,000

Catharine Bond Hill/2017(6)	$5,692	N/A	N/A	$232,708

John A. Hill/1985(3)(5)	$8,285	$928	$161,667	$182,500

Paul L. Joskow/1997(3)	$10,553	$446	$113,417	$315,000

Kenneth R. Leibler/2006	$11,555	N/A	N/A	$345,000

Robert E. Patterson/1984	$10,553	$700	$106,542	$315,000

George Putnam, III/1984	$11,388	$732	$130,333	$340,000

Manoj P. Singh/2017(6)	$5,692	N/A	N/A	$232,708

W. Thomas Stephens/1997(7)	$8,700	$395	$107,125	$195,000

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A
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Balanced Fund

		Pension or
		retirement	Estimated annual	Total
Trustee/Year	Aggregate	benefits accrued	benefits from all	compensation
	compensation	as part of fund	Putnam funds	from all Putnam
	from the fund	expenses	upon retirement(1)	funds(2)

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Liaquat Ahamed/2012(3)	$10,062	N/A	N/A	$315,000

Ravi Akhoury/2009	$9,870	N/A	N/A	$315,000

Barbara M. Baumann/2010(3)	$10,265	N/A	N/A	$327,500

Jameson A. Baxter/1994(3)(4)	$14,660	$551	$110,533	$415,000

Robert J. Darretta/2007(3)(5)	$8,907	N/A	N/A	$207,500

Katinka Domotorffy/2012(3)	$10,062	N/A	N/A	$315,000

Catharine Bond Hill/2017(6)	$5,389	N/A	N/A	$232,708

John A. Hill/1985(3)(5)	$7,913	$877	$161,667	$182,500

Paul L. Joskow/1997(3)	$10,062	$422	$113,417	$315,000

Kenneth R. Leibler/2006	$11,018	N/A	N/A	$345,000

Robert E. Patterson/1984	$10,062	$663	$106,542	$315,000

George Putnam, III/1984	$10,858	$693	$130,333	$340,000

Manoj P. Singh/2017(6)	$5,389	N/A	N/A	$232,708

W. Thomas Stephens/1997(7)	$8,313	$374	$107,125	$195,000

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A
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Conservative Fund

		Pension or	Estimated annual
		retirement	benefits from all	Total
	Aggregate	benefits accrued	Putnam funds	compensation
Trustee/Year	compensation	as part of fund	upon	from all Putnam
	from the fund	expenses	retirement(1)	funds(2)

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Liaquat Ahamed/2012(3)	$4,336	N/A	N/A	$315,000

Ravi Akhoury/2009	$4,252	N/A	N/A	$315,000

Barbara M. Baumann/2010(3)	$4,422	N/A	N/A	$327,500

Jameson A. Baxter/1994(3)(4)	$6,326	$224	$110,533	$415,000

Robert J. Darretta/2007(3)(5)	$3,853	N/A	N/A	$207,500

Katinka Domotorffy/2012(3)	$4,336	N/A	N/A	$315,000

Catharine Bond Hill/2017(6)	$2,293	N/A	N/A	$232,708

John A. Hill/1985(3)(5)	$3,421	$355	$161,667	$182,500

Paul L. Joskow/1997(3)	$4,336	$173	$113,417	$315,000

Kenneth R. Leibler/2006	$4,749	N/A	N/A	$345,000

Robert E. Patterson/1984	$4,336	$271	$106,542	$315,000

George Putnam, III/1984	$4,680	$283	$130,333	$340,000

Manoj P. Singh/2017(6)	$2,293	N/A	N/A	$232,708

W. Thomas Stephens/1997(7)	$3,595	$152	$107,125	$195,000

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A
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(1) Estimated benefits for each Trustee are based on Trustee fee rates for calendar years 2003, 2004 and 2005.

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(2) As of December 31, 2017, there were 106 funds in the Putnam family.

(3) Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan. As of September 30, 2017, the total amounts of deferred compensation payable by each fund, including income earned on such amounts, to these Trustees were:

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	Mr. Ahamed	Ms. Baumann	Ms. Baxter	Mr. Darretta	Ms. Domotorffy	Mr. Hill	Dr. Joskow

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Growth Fund	$8,693	$10,399	$59,288	$43,801	$7,437	$114,898	$39,742
Balanced Fund	$8,342	$9,979	$56,894	$42,033	$7,137	$110,258	$38,137
Conservative	$3,534	$4,228	$24,105	$17,808	$3,024	$46,714	$16,158
Fund
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(4) Includes additional compensation to Ms. Baxter for service as Chair of the Trustees of the Putnam funds.

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(5) Mr. Darretta and Mr. Hill retired from the Board of Trustees on June 30, 2017.

(6) Dr. Hill and Mr. Singh were appointed to the Board of Trustees on March 16, 2017.

(7) Mr. Stephens retired from the Board of Trustees of the Putnam funds on March 31, 2008. Upon his retirement in 2008, Mr. Stephens became entitled to receive annual retirement benefit payments from the funds commencing on January 15, 2009. Mr. Stephens was re-appointed to the Board of Trustees of the Putnam funds effective May 14, 2009, and in connection with his re-appointment, Mr. Stephens agreed to suspend the balance of his retirement benefit payments for the duration of his service as a Trustee, which concluded with his retirement on June 30, 2017.

(8) Mr. Reynolds is an "interested person" of the fund and Putnam Management.

Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual attendance and retainer fees paid to such Trustee for calendar years 2003, 2004 and 2005. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. A death benefit, also available under the Plan, ensures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years, or (ii) such Trustee's total years of service.

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The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustee first elected to the Board after 2003.

For additional information concerning the Trustees, see "Management" in Part II of this SAI.

Share ownership

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At December 31, 2017, the officers and Trustees of the fund as a group owned less than 1% of the outstanding shares of each class of the fund, and, except as noted below, no person owned of record or to the knowledge of the fund beneficially 5% or more of any class of shares of the fund.

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Growth Fund

Class	Shareholder name and address	Percentage
		owned

	National Financial Services, LLC
	For the Exclusive Benefit of our Customers
A	499 Washington Blvd.	8.10%
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010

	Pershing, LLC
A	1 Pershing Plaza	6.88%
	Jersey City, NJ 07399-0001

	Pershing, LLC
B	1 Pershing Plaza	12.67%
	Jersey City, NJ 07399-0001

	National Financial Services, LLC
	For the Exclusive Benefit of our Customers
B	499 Washington Blvd.	8.90%
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010

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Class	Shareholder name and address	Percentage
		owned

	LPL Financial
	Omnibus Customer Account
B	Attn: Lindsay O'Toole	5.52%
	4707 Executive Drive
	San Diego, CA 92121-3091

	Wells Fargo Clearing Services, LLC
	Special Custody Account for the
C	Exclusive Benefit of Customer	13.81%
	2801 Market St.
	Saint Louis, MO 63103-2523

	Raymond James
	Omnibus For Mutual Funds
C	House Acct Firm 92500015	9.76%
	Attn: Courtney Waller
	880 Carillon Pkwy
	St. Petersburg, Fl 33716-1100

	Pershing, LLC
C	1 Pershing Plaza	6.93%
	Jersey City, NJ 07399-0001

	Morgan Stanley Smith Barney
C	Harborside Financial Center	6.81%
	Plaza 2, 3rd Floor
	Jersey City, NJ 07311

	National Financial Services, LLC
	For the Exclusive Benefit of our Customers
C	499 Washington Blvd.	6.59%
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010

	National Financial Services, LLC
	For the Exclusive Benefit of our Customers
M	499 Washington Blvd.	5.81%
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010

	State Street Bank & Trust Company
M	Fbo Various Retirement Plans	5.74%
	440 Mamaroneck Ave.
	Harrison, NY 10528-2418

P*	Putnam Retirement Ready 2040 Fund – Class A shares	32.31%

P*	Putnam Retirement Ready 2035 Fund – Class A shares	17.08%

P*	Putnam Retirement Ready 2030 Fund – Class A shares	11.17%

I-20

Class	Shareholder name and address	Percentage
		owned

P*	Putnam Retirement Ready 2045 Fund – Class A shares	9.70%

P*	Putnam Retirement Ready 2050 Fund – Class A shares	6.23%

	State Street Bank Ttee
R	Cust fbo ADP Access	59.91%
	1 Lincoln St.
	Boston, MA 02111-2901

	MLPF&S For The Sole Benefit of Its Customers
R	Attn Fund Administration	13.93%
	4800 Deer Lake Dr. E Fl 3
	Jacksonville, FL 32246-6484

	Pershing, LLC
R	1 Pershing Plaza	5.09%
	Jersey City, NJ 07399-0001

	Great-West Trust Company, LLC
R5	Recordkeeping for various benefit plans	84.21%
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002

	Matrix Trust Company As Agent For
R5	Ear Nose & Throat Physicians Of N M	13.81%
	35 Iron Point Cir Ste 300
	Folsom, CA 95630-8589

	Great-West Trust Company, LLC
R6	Employee Benefits Clients 401(k)	28.27%
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002

	Great-West Trust Company, LLC
R6	The Putnam Retirement Plan	14.93%
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002

	State Street Bank Ttee
R6	Cust fbo ADP Access	13.15%
	1 Lincoln St.
	Boston, MA 02111-2901

	Voya Retirement Insurance & Annuity
R6	Voya Financial	12.21%
	1 Orange Way
	Windsor, CT 06095-4773

I-21

Class	Shareholder name and address	Percentage
		owned

	NFS, LLC
	Fbo FIIOC
R6	As Agent For Qualified Employee Benefit Plans401k	6.70%
	Finops-Ic Funds
	100 Magellan Way #Kw1c
	Covington, KY 41015-1987

	Great-West Trust Company, LLC
Y	Employee Benefits Clients 401(k)	26.94%
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002

	Great-West Trust Company, LLC
Y	Recordkeeping for various benefit plans	9.22%
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002

	National Financial Services, LLC
	For the Exclusive Benefit of our Customers
Y	499 Washington Blvd.	8.97%
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010

	Pershing, LLC
Y	1 Pershing Plaza	5.88%
	Jersey City, NJ 07399-0001

	Taynik And Co Fbo State Street Bank & Trust
Y	2 Avenue De Lafayette Floor 5	5.44%
	Boston, MA 02111-1889

* The address for the name listed is: c/o Putnam Investments, One Post Office Square, Boston, MA 02109.


Balanced Fund

Class	Shareholder name and address	Percentage
		owned

	National Financial Services, LLC
	For the Exclusive Benefit of our Customers
A	499 Washington Blvd.	8.81%
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010

I-22

Class	Shareholder name and address	Percentage
		owned

	Pershing, LLC
A	1 Pershing Plaza	7.95%
	Jersey City, NJ 07399-0001

	Charles Schwab & Co Inc. Clearing Account
A	For the Exclusive Benefit of Their Customers	5.47%
	101 Montgomery St.
	San Francisco, CA 94104-4151

	Pershing, LLC
B	1 Pershing Plaza	16.91%
	Jersey City, NJ 07399-0001

	National Financial Services, LLC
	For the Exclusive Benefit of our Customers
B	499 Washington Blvd.	16.67%
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010

	Wells Fargo Clearing Services, LLC
	Special Custody Account for the
B	Exclusive Benefit of Customer	6.58%
	2801 Market St.
	Saint Louis, MO 63103-2523

	MLPF&S For The Sole Benefit of Its Customers
B	Attn Fund Administration	5.18%
	4800 Deer Lake Dr. E Fl 3
	Jacksonville, FL 32246-6484

	Wells Fargo Clearing Services, LLC
	Special Custody Account for the
C	Exclusive Benefit of Customer	17.05%
	2801 Market St.
	Saint Louis, MO 63103-2523

	Pershing, LLC
C	1 Pershing Plaza	11.21%
	Jersey City, NJ 07399-0001

	National Financial Services, LLC
	For the Exclusive Benefit of our Customers
C	499 Washington Blvd.	7.81%
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010

	Raymond James
	Omnibus For Mutual Funds
C	House Acct Firm 92500015	6.73%
	Attn: Courtney Waller
	880 Carillon Pkwy
	St. Petersburg, Fl 33716-1100

I-23

Class	Shareholder name and address	Percentage
		owned

	LPL Financial
	Omnibus Customer Account
C	Attn: Lindsay O'Toole	5.29%
	4707 Executive Drive
	San Diego, CA 92121-3091

	National Financial Services, LLC
	For the Exclusive Benefit of our Customers
M	499 Washington Blvd.	8.06%
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010

	Pershing, LLC
M	1 Pershing Plaza	7.79%
	Jersey City, NJ 07399-0001

	DCGT Trustee & Or Custodian
	Fbo Plic Various Retirement Plans Omnibus
M	Attn Npio Trade Desk	6.16%
	711 High St.
	Des Moines, IA 50392-0001

P*	Putnam Retirement Ready 2030 Fund – Class A shares	38.14%

P*	Putnam Retirement Ready 2025 Fund – Class A shares	18.35%

P*	Putnam Retirement Ready 2020 Fund – Class A shares	13.21%

P*	Putnam Retirement Ready 2035 Fund – Class A shares	8.93%

	State Street Bank Ttee
R	ADP Access	68.77%
	1 Lincoln St.
	Boston, MA 02111-2901

	MLPF&S For The Sole Benefit of Its Customers
R	Attn Fund Administration	14.29%
	4800 Deer Lake Dr. E Fl 3
	Jacksonville, FL 32246-6484

I-24

Class	Shareholder name and address	Percentage
		owned

	Great-West Trust Company, LLC
R5	Recordkeeping for various benefit plans	86.32%
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002

	Matrix Trust Co As Agent For Ntc & Co
R5	Cust Fbo Nbg Constructors Inc	10.15%
	PO Box 5508
	Denver, CO 80217-5508

	Great-West Trust Company, LLC
R6	Employee Benefits Clients 401(k)	33.95%
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002

	Voya Retirement Insurance & Annuity
R6	Voya Financial	14.97%
	1 Orange Way
	Windsor, CT 06095-4773

	State Street Bank & Trust Co
R6	Adp Access Product	8.05%
	One Lincoln St.
	Boston, MA 02111-2901

	Great-West Trust Company, LLC
R6	The Putnam Retirement Plan	7.62%
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002

	NFS, LLC
	Fbo FIIOC
R6	As Agent For Qualified Employee Benefit Plans401k	6.74%
	Finops-Ic Funds
	100 Magellan Way #Kw1c
	Covington, KY 41015-1987

	Great-West Trust Company, LLC
Y	Employee Benefits Clients 401(k)	19.85%
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002

	Taynik And Co.
Y	Fbo State Street Bank & Trust	12.53%
	2 Avenue De Lafayette Floor 5
	Boston, MA 02111-1889

	Pershing, LLC
Y	1 Pershing Plaza	8.24%
	Jersey City, NJ 07399-0001

I-25

Class	Shareholder name and address	Percentage
		owned

	National Financial Services, LLC
	For the Exclusive Benefit of our Customers
Y	499 Washington Blvd.	7.16%
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010

	MLPF&S For The Sole Benefit of Its Customers
Y	Attn Fund Administration	6.43%
	4800 Deer Lake Dr. E Fl 3
	Jacksonville, FL 32246-6484

	Great-West Trust Company, LLC
	Recordkeeping for various benefit plans
Y	8515 E Orchard Rd. 2T2	5.60%
	Greenwood Village, CO 80111-5002

* The address for the name listed is: c/o Putnam Investments, One Post Office Square, Boston, MA 02109.


Conservative Fund

Class	Shareholder name and address	Percentage
		owned

	National Financial Services, LLC
	For the Exclusive Benefit of our Customers
A	499 Washington Blvd.	13.97%
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010

	Pershing, LLC
A	1 Pershing Plaza	6.84%
	Jersey City, NJ 07399-0001

	State Street Bank Ttee
A	Cust fbo ADP Access	5.92%
	1 Lincoln St.
	Boston, MA 02111-2901

B	Pershing, LLC
	1 Pershing Plaza	15.98%
	Jersey City, NJ 07399-0001

I-26

Class	Shareholder name and address	Percentage
		owned

	National Financial Services, LLC
B	For the Exclusive Benefit of our Customers
	499 Washington Blvd.	13.12%
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010

	Wells Fargo Clearing Services, LLC
B	Special Custody Account for the Exclusive Benefit of
	Customer	11.75%
	2801 Market St.
	Saint Louis, MO 63103-2523

	MLPF&S For The Sole Benefit of Its Customers
B	Attn. Fund Administration	7.32%
	4800 Deer Lake Dr. E Fl 3
	Jacksonville, FL 32246-6484

	Wells Fargo Clearing Services, LLC
	Special Custody Account for the Exclusive Benefit of
C	Customer	19.02%
	2801 Market St.
	Saint Louis, MO 63103-2523

	Pershing, LLC
C	1 Pershing Plaza	12.30%
	Jersey City, NJ 07399-0001

	National Financial Services, LLC
	For the Exclusive Benefit of our Customers
C	499 Washington Blvd.	7.86%
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010

	LPL Financial
	Omnibus Customer Account
C	Attn: Lindsay O'Toole	5.14%
	4707 Executive Drive
	San Diego, CA 92121-3091

	National Financial Services, LLC
	For the Exclusive Benefit of our Customers
M	499 Washington Blvd.	17.72%
	Attn: Mutual Funds Dept. 4th Fl
	Jersey City, NJ 07310-2010

	Pershing, LLC
M	1 Pershing Plaza	10.76%
	Jersey City, NJ 07399-0001

	Putnam Retirement Ready 2020 Fund – Class A
P*	shares	48.38%

I-27

Class	Shareholder name and address	Percentage
		owned

	Putnam Retirement Income Fund Lifestyle 1 – Class A
P*	shares	27.62%

	Putnam Retirement Ready 2025 Fund – Class A
P*	shares	10.15%

	State Street Bank Ttee
R	Cust fbo ADP Access	66.01%
	1 Lincoln St.
	Boston, MA 02111-2901

	MLPF&S For The Sole Benefit of Its Customers
R	Attn. Fund Administration	15.61%
	4800 Deer Lake Dr. E Fl 3
	Jacksonville, FL 32246-6484

	Great-West Trust Company, LLC
R5	Recordkeeping for various plans	98.50%
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002

	Great-West Trust Company, LLC
R6	Employee Benefits Clients 401(k)	34.59%
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002

	NFS LLC Fbo
	State Street Bank & Trust Company
R6	Fbo Various Retirement Plans	17.02%
	440 Mamaroneck Ave.
	Harrison, NY 10528-2418

	Voya Retirement Insurance & Annuity
R6	Voya Financial	9.48%
	1 Orange Way
	Windsor, CT 06095-4773

	NFS LLC
	Fbo FIIOC as Agent For Qualified Employee Benefit
R6	Plans 401k Finops-Ic Funds	8.68%
	100 Magellan Way #Kw1c
	Covington, KY 41015-1987

	State Street Bank & Trust Co
R6	ADP Access Product	6.61%
	One Lincoln St.
	Boston, MA 02111-2901

	Great-West Trust Company, LLC
Y	Recordkeeping for various plans	16.44%
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002

I-28

Class	Shareholder name and address	Percentage
		owned

	State Street Bank & Trust Company
Y	Fbo Various Retirement Plans	11.91%
	440 Mamaroneck Ave.
	Harrison, NY 10528-2418

	MLPF&S For The Sole Benefit of Its Customers
Y	Attn Fund Administration	8.45%
	4800 Deer Lake Dr. E Fl 3
	Jacksonville, FL 32246-6484

	Wells Fargo Bank, Na Fbo Helmerich & Payne, D
Y	4117096-004	7.85%
	Po Box 1533
	Minneapolis, MN 55480-1533

	Great-West Trust Company, LLC
Y	Employee Benefits Clients 401(k)	7.70%
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002

	Morgan Stanley Smith Barney
Y	Harborside Financial Center	6.11%
	Plaza 2, 3rd Floor
	Jersey City, NJ 07311

	Pershing, LLC
Y	1 Pershing Plaza	5.63%
	Jersey City, NJ 07399-0001

* The address for the name listed is: c/o Putnam Investments, One Post Office Square, Boston, MA 02109.


Distribution fees


During fiscal 2017, each fund paid the following 12b-1 fees to Putnam Retail Management:


Fund name	Class A	Class B	Class C	Class M	Class R
Growth Fund	$3,799,808	$741,900	$2,680,017	$236,114	$131,608
Balanced Fund	$3,385,784	$698,142	$2,919,281	$213,855	$144,824
Conservative Fund	$1,221,360	$201,028	$1,293,904	$89,903	$59,745

I-29

Class A sales charges and contingent deferred sales charges

Putnam Retail Management received sales charges with respect to class A shares in the following amounts during the periods indicated:

			Sales charges retained by	Contingent
		Total front-	Putnam Retail	deferred
	Fiscal	end sales	Management after dealer	sales
Fund name	year	charges	concessions	charges
Growth Fund	2017	$2,020,543	$335,944	$797
	2016	$2,184,915	$356,204	$373
	2015	$2,376,947	$391,598	$5,801
Balanced Fund	2017	$1,844,732	$307,342	$840
	2016	$2,717,651	$456,741	$3,501
	2015	$2,618,954	$442,582	$191
Conservative Fund	2017	$765,297	$131,766	$0
	2016	$1,045,963	$181,192	$10
	2015	$723,266	$124,323	$31

Class B contingent deferred sales charges

Putnam Retail Management received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:

I-30

Fund name	Fiscal year	Contingent deferred sales charges
Growth Fund	2017	$32,933
	2016	$32,635
	2015	$36,179
Balanced Fund	2017	$27,790
	2016	$34,891
	2015	$35,912
Conservative Fund	2017	$6,485
	2016	$10,742
	2015	$11,386

Class C contingent deferred sales charges

Putnam Retail Management received contingent deferred sales charges upon redemptions of class C shares in the following amounts during the periods indicated:

Fund name	Fiscal year	Contingent deferred sales charges
Growth Fund	2017	$11,017
	2016	$13,339
	2015	$4,645
Balanced Fund	2017	$15,098
	2016	$13,613
	2015	$6,909
Conservative Fund	2017	$5,436
	2016	$4,153
	2015	$2,970

I-31

Class M sales charges

Putnam Retail Management received sales charges with respect to class M shares in the following amounts during the periods indicated:

			Sales charges retained
		Total front-	by Putnam Retail
		end sales	Management after dealer
Fund name	Fiscal year	charges	concessions
Growth Fund	2017	$40,501	$6,650
	2016	$26,001	$4,462
	2015	$27,740	$5,457
Balanced Fund	2017	$36,631	$6,013
	2016	$43,834	$8,208
	2015	$53,258	$9,405
Conservative Fund	2017	$10,124	$2,037
	2016	$25,672	$4,388
	2015	$18,540	$3,096

During the funds’ last three fiscal years, Putnam Retail Management received no contingent deferred sales charges with respect to class M shares. Effective November 1, 2015 the funds no longer assess a contingent deferred sales charge with respect to class M shares.

I-32

Investor servicing fees


During the 2017 fiscal year, each fund incurred the following fees for investor servicing provided by Putnam Investor Services, Inc.:

Growth Fund	$3,869,403
Balanced Fund	$3,250,585
Conservative Fund	$1,421,751

PORTFOLIO MANAGERS

Other accounts managed

The following tables show the number and approximate assets of other investment accounts (or portions of investment accounts) that each fund's portfolio managers managed as of the funds' most recent fiscal year-end. The other accounts may include accounts for which the individuals were not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.


Dynamic Asset Allocation – Growth


					Other accounts (including
					separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
managers	end and closed-end funds		client		contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

James Fetch	22*	$8,114,200,000	50**	$4,045,400,000	1	$100,000

Robert Schoen	23*	$8,140,400,000	50**	$4,045,400,000	7	$410,400,000

Jason Vaillancourt	22*	$8,114,200,000	50**	$4,045,400,000	1	$500,000

* 3 accounts, with total assets of $2,094,000,000, pay an advisory fee based on account performance.
** 2 accounts, with total assets of $486,000,000, pay an advisory fee based on account performance.

I-33

Dynamic Asset Allocation – Balanced


					Other accounts (including
					separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
managers	end and closed-end funds		client		contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

James Fetch	22*	$8,282,500,000	50**	$4,045,400,000	1	$100,000

Robert Schoen	23*	$8,308,700,000	50**	$4,045,400,000	7	$410,400,000

Jason Vaillancourt	22*	$8,282,500,000	50**	$4,045,400,000	1	$600,000

* 3 accounts, with total assets of $2,094,000,000, pay an advisory fee based on account performance.
** 2 accounts, with total assets of $486,000,000, pay an advisory fee based on account performance.

Dynamic Asset Allocation – Conservative


					Other accounts (including
					separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
managers	end and closed-end funds		client		contribution plan offerings)

	Number				Number
	of		Number of		of
	accounts	Assets	accounts	Assets	accounts	Assets

James Fetch	22*	$9,808,900,000	50**	$4,045,400,000	1	$100,000

Robert Schoen	23*	$9,835,200,000	50**	$4,045,400,000	7	$410,400,000

Jason Vaillancourt	22*	$9,808,900,000	50**	$4,045,400,000	1	$500,000

* 3 accounts, with total assets of $2,094,000,000, pay an advisory fee based on account performance.
** 2 accounts, with total assets of $486,000,000, pay an advisory fee based on account performance.


See “Management—Portfolio Transactions—Potential conflicts of interest in managing multiple accounts” in Part II of this SAI for information on how Putnam Management addresses potential conflicts of interest resulting from an individual’s management of more than one account.

I-34

Compensation of portfolio managers


Putnam’s goal for its products and investors is to deliver strong performance versus peers or performance ahead of the applicable benchmark, depending on the product, over a rolling 3-year period. Portfolio managers are evaluated and compensated, in part, based on their performance relative to this goal across specified products they manage. In addition to their individual performance, evaluations take into account the performance of their group and a subjective component.


Each portfolio manager is assigned an industry-competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on individual, group, and subjective performance, and may also reflect the performance of Putnam as a firm. Typically, performance is measured over the lesser of three years or the length of time a portfolio manager has managed a product.

Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

For each fund, Putnam evaluates performance based on the fund’s peer rankings in the fund’s Lipper category or categories, as applicable, over the 3-year period. These peer rankings are based on pre-tax performance.

Ownership of securities

The dollar range of shares of each fund owned by each portfolio manager at the end of the fund’s last fiscal year, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was as follows:

I-35


Fund	Portfolio manager(s)	Dollar range of shares owned
Growth Fund	Robert Schoen	None
	James Fetch	$500,001-$1,000,000
	Jason Vaillancourt	None
Balanced Fund	Robert Schoen	None
	James Fetch	$100,001-$500,000
	Jason Vaillancourt	$100,001-$500,000
Conservative Fund	Robert Schoen	None
	James Fetch	None
	Jason Vaillancourt	None

SECURITIES LENDING ACTIVITIES

The following tables provide the dollar amounts of income and fees and/or compensation related to each fund’s securities lending activities during the most recent fiscal year:

Growth Fund

Gross income from securities lending activities	$337,279

Fees and/or compensation for securities lending activities and related services:

Fees paid to securities lending agent from a	($16,074)
revenue split

Fees paid for any cash collateral management	$0
service (including fees deducted from a pooled
cash collateral reinvestment vehicle) that are not
included in the revenue split

Administrative fees not included in revenue split	$0

Indemnification fees not included in revenue split	$0

Rebate (paid to borrower)	($176,487)

Other fees not included in revenue split (specify)	$0

Aggregate fees/compensation for securities lending activities	($192,561)

Net income from securities lending activities	$144,718

I-36

Balanced Fund

Gross income from securities lending activities	$271,895

Fees and/or compensation for securities lending activities and related services:

Fees paid to securities lending agent from a	($12,226)
revenue split

Fees paid for any cash collateral management	$0
service (including fees deducted from a pooled
cash collateral reinvestment vehicle) that are not
included in the revenue split

Administrative fees not included in revenue split	$0

Indemnification fees not included in revenue split	$0

Rebate (paid to borrower)	($149,595)

Other fees not included in revenue split (specify)	$0

Aggregate fees/compensation for securities lending activities	($161,821)

Net income from securities lending activities	$110,074

Conservative Fund

Gross income from securities lending activities	$83,706

Fees and/or compensation for securities lending activities and related services:

Fees paid to securities lending agent from a
revenue split	($3,395)

Fees paid for any cash collateral management	$0
service (including fees deducted from a pooled
cash collateral reinvestment vehicle) that are not
included in the revenue split

Administrative fees not included in revenue split	$0

Indemnification fees not included in revenue split	$0

Rebate (paid to borrower)	($49,744)

Other fees not included in revenue split (specify)	$0

Aggregate fees/compensation for securities lending activities	($53,139)

Net income from securities lending activities	$30,567

Goldman Sachs Bank USA (d/b/a Goldman Sachs Agency Lending, or “GSAL”) acts as the securities lending agent for the Putnam funds. As securities lending agent, during the last fiscal year, GSAL located borrowers for fund securities, monitored daily the value of the loaned securities and collateral, required additional collateral as necessary, negotiated loan terms, provided certain limited recordkeeping and account servicing, monitored dividend activity and material proxy votes relating to loaned securities, and arranged for return of loaned securities to the fund at loan termination, and, as applicable, in connection with proxy votes.


I-37

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS


PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Boston, Massachusetts 02210, is the funds' independent registered public accounting firm providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Registered Public Accounting Firm, financial highlights and financial statements included in the funds' Annual Report for the funds' most recent fiscal year are included as Appendix B to this SAI. The financial highlights included in the prospectus and this SAI and the financial statements included in this SAI (which is incorporated by reference into the prospectus) have been so included in reliance upon the Report of Independent Registered Public Accounting Firm, given on their authority as experts in auditing and accounting.


I-38

THE PUTNAM FUNDS
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
PART II

HOW TO BUY SHARES

Each prospectus describes briefly how investors may buy shares of the fund and identifies the share classes offered by that prospectus. Because of different sales charges and expenses, the investment performance of the classes will vary. This section of the SAI contains more information on how to buy shares. For more information, including your eligibility to purchase certain classes of shares, contact your investment dealer or Putnam Investor Services, Inc., the funds’ investor servicing agent (“Putnam Investor Services”), at 1-800-225-1581. Investors who purchase shares at net asset value through employer-sponsored retirement plans (including, for example, 401(k) plans, employer-sponsored 403(b) plans, and 457 plans) should also consult their employer for information about the extent to which the matters described in this section and in the sections that follow apply to them.

Except as set forth below, the fund does not accept new accounts or additional investments (including by way of exchange from another fund) into existing accounts held in the name of persons or entities that do not have both a residential or business address within the United States (including APO/FPO addresses) and a valid U.S. tax identification number. Any existing account that is updated to reflect a non-U.S. address will also be restricted from making additional investments. Non-U.S. institutional clients may invest in a fund, provided that the client is acting for its own account and is not a financial institution (e.g., a broker-dealer purchasing shares on behalf of its customers), and has provided Putnam with documentation (i) that is appropriate to the type of entity seeking to establish the account and (ii) sufficient to enable Putnam Investor Services to determine that the investment would not violate any applicable securities laws or regulations, including non-U.S. laws and regulations.

In addition, Class M shares of Putnam Diversified Income Trust, Putnam Europe Equity Fund, Putnam Global Income Trust, Putnam High Yield Fund, Putnam Income Fund, and Putnam U.S. Government Income Trust are available for public offering in Japan through certain Japanese registered broker-dealers with whom Putnam Retail Management Limited Partnership has an agreement.

In addition, the fund does not accept new accounts or additional investments (including by way of exchange from another fund) into existing accounts by entities that Putnam Investor Services has reason to believe are involved in the sale or distribution of marijuana, even if such sale or distribution is licensed by a state.

General Information

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares, class M shares and class T shares, the public offering price is the net asset value plus the applicable sales charge, if any. (The public offering price is thus calculable by dividing the net asset value by 100% minus the sales charge, expressed as a percentage.) No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer or a registered transfer agent or registered clearing agent receives the order, together with all required identifying information, before the close of regular trading on the New York Stock Exchange (the “NYSE”). If the dealer or registered transfer agent or registered clearing agent receives the order after the close of the NYSE, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the public offering price based on the net asset value next determined after all required identifying

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information has been collected. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial purchases are subject to the minimums stated in the prospectus, except that (i) individual investments under certain employer-sponsored retirement plans or Tax Qualified Retirement Plans may be lower, and (ii) the minimum investment is waived for investors participating in systematic investment plans or military allotment plans. Information about these plans is available from investment dealers or Putnam Investor Services. Currently Putnam is waiving the minimum for all initial purchases, but reserves the right to reject initial purchases under the minimum in the future, except as noted in the first sentence of this paragraph.

Systematic investment plan. As a convenience to investors, shares may be purchased through a systematic investment plan. Pre-authorized monthly, semi-monthly, or weekly bank drafts for a fixed amount ($200,000 or less) are used to purchase fund shares at the applicable public offering price next determined after Putnam Retail Management Limited Partnership (“Putnam Retail Management”) receives the proceeds from the draft. A shareholder may choose any date or dates in the month for these drafts, but if the date falls on a weekend or holiday, the draft will be processed on the next business day. Further information and application forms are available from the investment dealers or from Putnam Retail Management.

Reinvestment of distributions. Distributions to be reinvested are reinvested without a sales charge in shares of any Putnam fund the shareholder is eligible to invest in under the shareholder's account as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for all other funds that declare a distribution daily are reinvested without a sales charge as of the last day of the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

Purchasing shares with securities (“in-kind” purchases). In addition to cash, the fund will consider accepting securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Investment Management, LLC (“Putnam Management”) determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities that are delivered in proper form. The fund will not accept certain securities, for example, options or restricted securities, as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. For federal income tax purposes, a purchase of fund shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Retail Management. Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam Retail Management.

Sales Charges and Other Share Class Features — Retail Investors

This section describes certain key features of share classes offered to retail investors and retirement plans that do not purchase shares at net asset value. Much of this information addresses the sales charges, including initial sales charges and contingent deferred sales charges (“CDSCs”) imposed on the different share classes and

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various commission payments made by Putnam to dealers and other financial intermediaries facilitating shareholders’ investments. This information supplements the descriptions of these share classes and payments included in the prospectus.

Initial sales charges, dealer commissions and CDSCs on shares sold outside the United States may differ from those applied to U.S. sales.

Initial sales charges for class A, class M and class T shares. The public offering price of class A, class M and class T shares is the net asset value plus a sales charge that varies depending on the size of your purchase (calculable as described above). The fund receives the net asset value. The tables below indicate the sales charges applicable to purchases of class A, class M and class T shares of the funds by style category. The variations in sales charges may reflect the varying efforts required to sell shares to different categories of purchasers, as well as other relevant factors.

The sales charge for class A shares and class M shares is allocated between your investment dealer and Putnam Retail Management as shown in the tables below, except when Putnam Retail Management, in its discretion, allocates the entire amount to your investment dealer. For class T shares, the entire sales charge amount will be allocated to the investment dealer, as shown in the table below.

The underwriter's commission, or dealer reallowance, is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Retail Management will give dealers ten days' notice of any changes in the dealer discount. Putnam Retail Management retains the entire sales charge on any retail sales made by it.

For purchases of class A shares by retail investors that qualify for the highest sales charge breakpoint described in the prospectus, Putnam Retail Management pays commissions on sales during the one-year period beginning with the date of the initial purchase qualifying for that breakpoint. Each subsequent one-year measuring period for these purposes begins with the first qualifying purchase following the end of the prior period. These commissions are paid at the rate of 1.00% of the amount of qualifying purchases up to $4 million, 0.50% of the next $46 million of qualifying purchases and 0.25% of qualifying purchases thereafter.

For Growth Funds, Blend Funds, Value Funds, Asset Allocation Funds (excluding Retirement Income Fund Lifestyle 1, Putnam PanAgora Managed Futures Strategy, Putnam PanAgora Market Neutral Fund and Putnam PanAgora Risk Parity Fund), Global Sector Funds and RetirementReady® Funds only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 but under 1,000,000	2.00	1.75	1.00	1.00
1,000,000 and above	NONE	NONE	N/A*	N/A*

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For Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

For Putnam PanAgora Managed Futures Strategy, Putnam PanAgora Market Neutral Fund and Putnam PanAgora Risk Parity Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	6.10%	5.75%	3.63%	3.50%
50,000 but under 100,000	4.71	4.50	2.56	2.50
100,000 but under 250,000	3.63	3.50	1.52	1.50
250,000 but under 500,000	2.56	2.50	1.01	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

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For Retirement Income Fund Lifestyle 1, taxable Income Funds and Tax-Exempt Funds (except for Money Market Funds, Putnam Short-Term Municipal Income Fund, Putnam Floating Rate Income Fund, and Putnam Short Duration Income Fund):

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	4.00%	3.50%	3.25%	3.00%
50,000 but under 100,000	4.00	3.50	2.25	2.00
100,000 but under 250,000	3.25	2.75	1.25	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund, Putnam Short-Term Municipal Income Fund and Putnam Absolute Return 300 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 500,000	1.00%	1.00%	0.75%	0.75%
500,000 and above	NONE	NONE	N/A**	N/A**

*The funds will not accept purchase orders for class M shares (other than by employer-sponsored retirement plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $1 million or more.

**The funds will not accept purchase orders for class M shares (other than by employer-sponsored retirement plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $500,000 or more.

For all Putnam funds that offer class T shares (except Putnam PanAgora Managed Futures Strategy, Putnam PanAgora Market Neutral Fund and Putnam PanAgora Risk Parity Fund, Putnam Short Duration Income Fund and Putnam Absolute Return 100 Fund)*:

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	CLASS T

		Amount of sales charge
	Sales charge as a	reallowed to dealers as a
	percentage of offering	percentage of offering
Amount of transaction at offering price ($)	price	price
Under 249,000	2.50%	2.50%
250,000 but under 499,999	2.00	2.00
500,000 but under 999,999	1.50	1.50
1,000,000 and above	1.00	1.00

For Putnam PanAgora Managed Futures Strategy, Putnam PanAgora Market Neutral Fund and Putnam PanAgora Risk Parity Fund:

	CLASS T

		Amount of sales charge
	Sales charge as a	reallowed to dealers as a
	percentage of offering	percentage of offering
Amount of transaction at offering price ($)	price	price
Under 249,000	2.56%	2.50%
250,000 but under 499,999	2.04	2.00
500,000 but under 999,999	1.52	1.50
1,000,000 and above	1.01	1.00

*Purchases into Putnam Short Duration Income Fund and Putnam Absolute Return 100 Fund will not be subject to any sales charge.

Purchases of class A and class T1 shares without an initial sales charge. Class A shares of any Putnam fund (other than Putnam Short Duration Income Fund, Putnam Government Money Market Fund, and Putnam Money Market Fund) purchased by retail investors that are not subject to an initial sales charge (in accordance with the schedules stated above) are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of that purchase falls. Class A shares of Putnam Short Duration Income Fund and class A and class T1 shares of Putnam Money Market Fund and Putnam Government Money Market Fund purchased by retail investors by exchanging shares from another Putnam fund that were not subject to an initial sales charge (in accordance with the schedules stated above) are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of the original purchase falls.

The CDSC assessed on redemptions of fewer than all of an investor's class A shares (and, for Putnam Money Market Fund and Putnam Government Money Market Fund, class T1 shares) subject to a CDSC will be based on the amount of the redemption minus the amount of any appreciation on the investor's CDSC-subject shares since the purchase of such shares. The CDSC assessed on full redemptions of CDSC-subject shares will be based on the lower of the shares' cost and current NAV. Putnam Retail Management will retain any CDSC imposed on redemptions of such shares to compensate it for the up-front commissions paid to financial intermediaries for such share sales.

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Purchases of class A shares for rollover IRAs. Purchases of class A shares for a Putnam Rollover IRA or a rollover IRA of a Putnam affiliate, from a retirement plan for which an affiliate of Putnam Management or a business partner of such affiliate is the administrator, including subsequent contributions, are not subject to an initial sales charge or CDSC. Putnam Retail Management may pay commissions or finders’ fees of up to 1.00% of the proceeds for such Putnam Rollover IRA purchases to the dealer of record or other third party.

Commission payments and CDSCs for class B and class C shares. Except in the case of Putnam Money Market Fund, Putnam Government Money Market Fund and Putnam Short Duration Income Fund as noted below, Putnam Retail Management will pay a 4% commission on sales of class B shares of the fund only to those financial intermediaries who have entered into service agreements with Putnam Retail Management. For tax-exempt funds, this commission includes a 0.20% pre-paid service fee (except for Putnam Tax-Free High Yield Fund and Putnam AMT-Free Municipal Fund, each of which has a 0.25% pre-paid service fee). For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund and Putnam Short-Term Municipal Income Fund, Putnam Retail Management will pay a 1.00% commission to financial intermediaries selling class B shares of the fund.

Except in the case of Putnam Money Market Fund, Putnam Government Money Market Fund and Putnam Short Duration Income Fund, Putnam Retail Management pays financial intermediaries a 1.00% commission on sales of class C shares of a fund.

Putnam Retail Management will retain any CDSC imposed on redemptions of class B and class C shares to compensate it for the cost of paying the up-front commissions paid to financial intermediaries for class B or class C share sales.

Conversion of class B shares into class A shares. Class B shares will automatically convert to class A shares on or around the end of the month eight years after the purchase date (for Putnam Small Cap Value Fund, on or around the end of the month six years after the purchase date, and for Putnam Multi-Cap Value Fund, on or around the end of the month five years after the purchase date). Class B shares acquired by exchanging class B shares of another Putnam fund will convert to class A shares based on the time of the initial purchase, and the holding period of the fund with the longer conversion schedule will apply. Any CDSC for such shares will be calculated using the schedule of the fund into or from which shares have been exchanged that would result in the highest CDSC applicable to such shares.” Class B shares acquired through reinvestment of distributions will convert to class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for federal tax purposes. Shareholders should consult with their tax advisers regarding the state and local tax consequences of the conversion of class B shares to class A shares, or any other exchange or conversion of shares. Average annual total return performance information for class B shares shown in the fund's prospectus assumes conversion to class A shares after the applicable period described in the fund’s prospectus.

Sales without sales charges or contingent deferred sales charges

In addition to the categories of investors eligible to purchase fund shares without a sales charge or CDSC set forth in the fund’s prospectus, in connection with settlements reached between certain firms and the Financial Industry Regulatory Authority (“FINRA”) and/or Securities and Exchange Commission (the “SEC”) regarding sales of class B and class C shares in excess of certain dollar thresholds, the fund will permit shareholders who are clients of these firms (and applicable affiliates of such firms) to redeem class B and class C shares of the fund and concurrently purchase class A shares (in an amount to be determined by the dealer of record and Putnam Retail Management in accordance with the terms of the applicable settlement) without paying a sales charge.

The fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding

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companies. The CDSC will be waived on redemptions to pay premiums for insurance under Putnam’s insured investor program.

In the case of certain sales charge waivers described in the prospectus to (i) current and former Trustees of the fund, their family members, business and personal associates; current and former employees of Putnam Management and certain current and former corporate affiliates, their family members, business and personal associates; employer-sponsored retirement plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest and (ii) shareholders reinvesting the proceeds from a Putnam Corporate IRA Plan distribution into a nonretirement plan account, the availability of shares at NAV has been determined to be appropriate because involvement by Putnam Retail Management and other brokers in purchases by these investors is typically minimal.

As described in the prospectus, specific sales charge waivers may be available through your particular financial intermediary. Please see the prospectus for additional information about financial intermediary-specific waivers.

Application of CDSC to Systematic Withdrawal Plans (“SWP”). The SWP provisions relating to CDSC waivers described below do not apply to customers purchasing shares of the fund through a Specified Intermediary, unless otherwise specified in the Appendix to the fund’s prospectus. Please refer to the Appendix to the fund’s prospectus for the SWP provisions that are applicable to each Specified Intermediary.

Investors who set up a SWP for a share account (see "INVESTOR SERVICES — Plans Available to Shareholders -- Systematic Withdrawal Plan") may withdraw through the SWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an SWP and recalculated thereafter on a pro rata basis at the time of each SWP payment. Therefore, shareholders who have chosen an SWP based on a percentage of the net asset value of their account of up to 12% will be able to receive SWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from the fund that pays income distributions monthly) for their periodic SWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This SWP privilege may be revised or terminated at any time.

Other exceptions to application of CDSC. For purposes of the waiver categories set forth in subparagraphs (ii) – (iv) of the fund’s prospectus under the sub-section Additional reductions and waivers of sales charges – Class B and class C shares, shares not subject to a CDSC are redeemed first in determining whether the CDSC applies to each redemption.

For purposes of the waiver categories set forth in subparagraph (v) of the fund’s prospectus under the sub-section Additional reductions and waivers of sales charges – Class B and class C shares, Benefit Payments currently include, without limitation, (1) distributions from an IRA due to death or post-purchase disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time.

Ways to Reduce Initial Sales Charges — Class A and Class M Shares

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There are several ways in which an investor may obtain reduced sales charges on purchases of class A shares and class M shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These provisions may be altered or discontinued at any time. The breakpoint discounts described below do not apply to customers purchasing shares of the fund through any of the financial intermediaries specified in the Appendix to the fund’s prospectus (each, a “Specified Intermediary”). Please refer to the Appendix to the fund’s prospectus for the breakpoint discounts that are applicable to each Specified Intermediary.

Right of accumulation. A purchaser of class A shares or class M shares may qualify for a right of accumulation discount by combining all current purchases by such person with the value of certain other shares of any class (excluding class T) of Putnam funds already owned. The applicable sales charge is based on the total of:

(i) the investor's current purchase(s); and

(ii) the higher of (x) the maximum public offering price (at the close of business on the previous day) or (y) the initial value of total purchases (less the value of shares redeemed on the applicable redemption date) of:

(a) all shares held in accounts registered to the investor and other accounts eligible to be linked to the investor’s accounts (as described below) in all of the Putnam funds (except closed-end and money market funds and Putnam Short Duration Income Fund, unless acquired as described in (b) below); and

(b) any shares of money market funds or Putnam Short Duration Income Fund acquired by exchange from other Putnam funds.

For shares held on December 31, 2007, the initial value will be the value of those shares at the maximum public offering price on that date.

The following persons may qualify for a right of accumulation discount:

(i) an individual, or a "company" as defined in Section 2(a)(8) of the Investment Company Act of 1940, as amended (the “1940 Act”) (which includes corporations which are corporate affiliates of each other);

(ii) an individual, his or her spouse and their children under age 21, purchasing for his, her or their own account;

(iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code and Simplified Employer Pension Plans (SEPs) created pursuant to Section 408(k) of the Code);

(iv) tax-exempt organizations qualifying under Section 501(c)(3) of the Code, (not including tax-exempt organizations qualifying under Section 403(b)(7) (a "403(b) plan") of the Code; and

(v) employer-sponsored retirement plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class (excluding class T) of other continuously offered Putnam funds (other than money market funds and Putnam Short Duration Income Fund) purchased at the same time, if the dealer places the order for such shares directly with Putnam Retail Management.

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For individual investors, Putnam Investor Services automatically links accounts the registrations of which are under the same last name and address. Account types eligible to be linked for the purpose of qualifying for a right of accumulation discount include the following (in each case as registered to the investor, his or her spouse and his or her children under the age of 21):

(i) individual accounts;

(ii) joint accounts;

(iii) accounts established as part of a plan established pursuant to Section 403(b) of the Code (“403(b) plans”) or an IRA other than a SIMPLE IRA, SARSEP or SEP IRA;

(iv) shares owned through accounts in the name of the investor’s (or spouse’s or minor child’s) dealer or other financial intermediary (with documentation identifying to the satisfaction of Putnam Investor Services the beneficial ownership of such shares); and

(v) accounts established as part of a Section 529 college savings plan managed by Putnam Management.

Shares owned by a plan participant as part of an employer-sponsored retirement plan of a single employer or of affiliated employers (other than 403(b) plans) or a single fiduciary account opened by a trustee or other fiduciary (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) are not eligible for linking to other accounts attributable to such person to qualify for the right of accumulation discount, although all current purchases made by each such plan may be combined with existing aggregate balances of such plan in Putnam funds for purposes of determining the sales charge applicable to shares purchased at such time by the plan.

To obtain the right of accumulation discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Retail Management with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments. Sales charge discounts under a right of accumulation apply only to current purchases. No credit for right of accumulation purposes is given for any higher sales charge paid with respect to previous purchases for the investor’s account or any linked accounts.

Statement of Intention. Investors may also obtain the reduced sales charges for class A shares or class M shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention (also referred to as a Letter of Intention), which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam fund (excluding Putnam money market funds and Putnam Short Duration Income Fund), including through an account established as part of a Section 529 college savings plan managed by Putnam Management. Each purchase of class A shares or class M shares under a Statement of Intention will be made at the lesser of (i) the public offering price applicable at the time of such purchase and (ii) the public offering price applicable on the date the Statement of Intention is executed to a single transaction of the total dollar amount indicated in the Statement of Intention.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns, or which are eligible to be linked for purposes of the right of accumulation described above, on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds and Putnam Short Duration Income Fund acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount

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indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

If an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery by Putnam Retail Management from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge adjustment will be made unless and until the investor's dealer returns to Putnam Retail Management any excess commissions previously received.

If an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Retail Management. Putnam Retail Management will make a corresponding downward adjustment to the amount of the reallowance payable to the dealer with respect to purchases made prior to the investor’s failure to fulfill the conditions of the Statement of Intention. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied. Adjustments to sales charges and dealer reallowances will not be made in the case of the shareholder’s death prior to the expiration of the 13-month period.

Statements of Intention are not available for certain employer-sponsored retirement plans.

Statement of Intention forms may be obtained from Putnam Retail Management or from investment dealers. In addition, shareholders may complete the applicable portion of the fund’s standard account application. Interested investors should read the Statement of Intention carefully.

Commissions on Sales to Employee Retirement Plans

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Purchases of class A and class R shares. On sales of class A shares at net asset value to certain employer-sponsored retirement plans and health reimbursement accounts and sales of class R shares, Putnam Retail Management may, at its discretion, pay commissions to the dealer of record on net monthly purchases up to the following rates for purchases before April 1, 2017: 1.00% of the first $1 million, 0.75% of the next $1 million and 0.50% thereafter. Effective April 1, 2017, Putnam Retail Management no longer makes such payments.

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For commission payments made by Putnam Retail Management to dealers and other financial intermediaries with respect to other classes of shares offered to employer-sponsored retirement plans and other tax-favored plan investors, see the corresponding sub-heading under “—Sales Charges and Other Share Class Features—Retail Investors.”

DISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution (12b-1) plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

January 30, 2018	II-11

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be. A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

The fund makes payments under each plan to Putnam Retail Management to compensate Putnam Retail Management for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares or maintaining or improving services provided to shareholders by Putnam Retail Management and investment dealers.

Putnam Retail Management compensates qualifying dealers (including, for this purpose, certain financial institutions) for sales of shares and the maintenance of shareholder accounts.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the relevant distribution plan, the terms of the service agreements between the dealers and Putnam Retail Management and any applicable limits imposed by FINRA. Unless noted below or where Putnam Retail Management and the applicable dealer have agreed otherwise, these payments commence in the first year after purchase.

Financial institutions receiving payments from Putnam Retail Management as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

Except as otherwise agreed between Putnam Retail Management and a dealer, for purposes of determining the amounts payable to dealers for shareholder accounts for which such dealers are designated as the dealer of record, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

Class A shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class A shares for which such dealers are designated the dealer of record) except as described below. No payments are made during the first year after purchase on shares purchased at net asset value by shareholders that invest at least the amount required to be eligible for the highest sales charge breakpoint as disclosed in the fund’s prospectus, unless, in the case of dealers of record for an employer-sponsored retirement plan investing at least $1 million, where such dealer has agreed to a reduced sales commission. In addition, no payments are made during the first year after purchase for shares purchased prior to April 1, 2017 where PRM has paid a commission as described above in “Commissions on Sales to Employee Retirement Plans.”

Rate*	Fund

0.25%	All funds currently making payments under a class A
distribution plan, except for those listed below

0.20% for shares purchased before 3/21/05;	Putnam Tax-Free High Yield Fund
0.25% for shares purchased on or after 3/21/05**

January 30, 2018	II-12

Rate*	Fund

0.20% for shares purchased before 4/1/05;	Putnam AMT-Free Municipal Fund
0.25% for shares purchased on or after 4/1/05

0.20% for shares purchased on or before 12/31/89;	Putnam Convertible Securities Fund
0.25% for shares purchased after 12/31/89	George Putnam Balanced Fund
Putnam Global Equity Fund
Putnam Global Natural Resources Fund
Putnam Global Health Care Fund
Putnam Investors Fund

0.20% for shares purchased on or before 3/31/90;	Putnam U.S. Government Income Trust
0.25% for shares purchased after 3/31/90

0.20% for shares purchased on or before 1/1/90;	Putnam Equity Income Fund
0.25% for shares purchased after 1/1/90

0.20% for shares purchased on or before 3/31/91;	Putnam Income Fund
0.25% for shares purchased after 3/31/91;

0.10%	Putnam Short Duration Income Fund

0.20% for shares purchased after 3/6/92 but before	Putnam Minnesota Tax Exempt Income Fund
4/1/05;	Putnam Ohio Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 5/11/92;	Putnam Massachusetts Tax Exempt Income Fund
0.20% for shares purchased after 5/11/92 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 12/31/92;	Putnam California Tax Exempt Income Fund
0.20% for shares purchased after 12/31/92 but	Putnam New Jersey Tax Exempt Income Fund
before 4/1/05;	Putnam New York Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05	Putnam Tax Exempt Income Fund

0.15% for shares purchased on or before 7/8/93;	Putnam Pennsylvania Tax Exempt Income Fund
0.20% for shares purchased after 7/8/93 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.00%	Putnam Government Money Market Fund
Putnam Money Market Fund

*For purposes of this table, shares are deemed to be purchased on date of settlement (i.e., once purchased and paid for). Shares issued in connection with dividend reinvestments are considered to be purchased on the date of their issuance, not the issuance of the original shares.

**Shares of Putnam Tax-Free High Yield Fund issued in connection with the merger of Putnam Municipal Income Fund into that fund pay a commission at the annual rate of 0.20% or 0.25%, based on the date of the original purchase of the shareholder’s corresponding shares of Putnam Municipal Income Fund, as set forth below: 0.20% for shares purchased on or before 5/7/92; 0.25% for shares purchased after 5/7/92.

Class B shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class B shares for which such dealers are designated the dealer of record).

January 30, 2018	II-13

Rate	Fund

0.25%	All funds currently making payments under a class B
distribution plan, except for those listed below

0.25%, except that the first year's service fees of	Putnam AMT-Free Municipal Fund
0.25% are prepaid at time of sale	Putnam Tax-Free High Yield Fund

0.20%, except that the first year’s service fees of	Putnam California Tax Exempt Income Fund
0.20% are prepaid at time of sale	Putnam Massachusetts Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam Tax Exempt Income Fund

0.50%	Putnam Government Money Market Fund*
Putnam Money Market Fund
Putnam Short Duration Income Fund

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* Effective as of the close of business on March 31, 2017, Putnam Money Market Fund and Putnam Government Money Market Fund limit the 12b-1 fees payable by class B shares to 0.00% of the average net asset value of class B shares for which such dealers are designated the dealer of record.

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Class C shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class C shares for which such dealers are designated the dealer of record). No payments are made during the first year after purchase unless the shares were initially purchased without a CDSC, except that payments for Putnam Money Market Fund, Putnam Government Money Market Fund and Putnam Short Duration Income Fund will be made beginning in the first year.

Rate	Fund

1.00%	All funds currently making payments under a class C
distribution plan, except for those listed below

0.50%	Putnam Government Money Market Fund *
Putnam Money Market Fund*
Putnam Short Duration Income Fund

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* Effective as of the close of business on March 31, 2017, Putnam Money Market Fund and Putnam Government Money Market Fund limit the 12b-1 fees payable by class C shares to 0.00% of the average net asset value of class C shares for which such dealers are designated the dealer of record.

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Different rates may apply to shares sold outside the United States.

January 30, 2018	II-14

Class M shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class M shares for which such dealers are designated the dealer of record), except as follows.

Rate	Fund

0.65%	All Growth, Blend, Value, Global Sector and Asset
Allocation Funds (excluding Retirement Income Fund
Lifestyle 1) currently making payments under a class
M distribution plan, and Putnam Absolute Return 500
Fund and Putnam Absolute Return 700 Fund.

0.40%	All Income funds currently making payments under a
class M distribution plan (except for Putnam Floating
Rate Income Fund, Putnam Government Money
Market Fund, Putnam Money Market Fund, Putnam
Short-Term Municipal Income Fund and Putnam Short
Duration Income Fund) and Retirement Income Fund
Lifestyle 1.

0.30%	Putnam Absolute Return 100 Fund, Putnam Absolute
Return 300 Fund, Putnam Short-Term Municipal
Income Fund and Putnam Floating Rate Income Fund

0.15%	Putnam Government Money Market Fund*
Putnam Money Market Fund*
Putnam Short Duration Income Fund

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* Effective as of the close of business on March 31, 2017, Putnam Money Market Fund and Putnam Government Money Market Fund limit the 12b-1 fees payable by class M shares to 0.00% of the average net asset value of class M shares for which such dealers are designated the dealer of record.

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Putnam Retail Management’s payments to dealers for plans investing in class M shares for which such dealers are designated the dealer of record may equal up to the annual rate of 0.75% of the average net asset value of such class M shares for Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund as well as all Growth, Blend, Value, Global Sector and Asset Allocation Funds currently making payments under a class M distribution plan and up to the annual rate of 0.50% of the average net asset value of such class M shares for all Income funds currently making payments under a class M distribution plan (except for Putnam Floating Rate Income Fund, Putnam Short-Term Municipal Income Fund, Putnam Money Market Fund, Putnam Government Money Market Fund and Putnam Short Duration Income Fund).

Different rates may apply to shares sold outside the United States.

Class R shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class R shares for which such dealers are designated the dealer of record). No payments are made to dealers during the first year after purchase, with respect to shares purchased before April 1, 2017, if Putnam Retail Management paid a commission to the dealer at purchase as described above in “Commissions on Sales to Employee Retirement Plans.”

Rate	Fund

January 30, 2018	II-15

0.50%	All funds currently making payments under a class R
distribution plan*

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* Effective as of the close of business on March 31, 2017, Putnam Money Market Fund and Putnam Government Money Market Fund limit the 12b-1 fees payable by class R shares to 0.00% of the average net asset value of class R shares for which such dealers are designated the dealer of record.

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A portion of the class R distribution fee payable to dealers may be paid to third parties who provide services to plans investing in class R shares and participants in such plans.

Class T shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rate set forth below (as a percentage of the average net asset value of class T shares for which such dealers are designated the dealer of record).

Rate	Fund

0.25%	All funds currently making payments under a
class T distribution plan.

Class T1 shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class T1 shares for which such dealers are designated the dealer of record).

Rate	Fund

0.25%	Putnam Government Money Market Fund*
Putnam Money Market Fund*

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* Effective as of the close of business on March 31, 2017, Putnam Money Market Fund and Putnam Government Money Market Fund limit the 12b-1 fees payable by class T1 shares to 0.00% of the average net asset value of class T1 shares for which such dealers are designated the dealer of record.

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Additional Dealer Payments

As described earlier in this section, dealers may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the funds. These payments may include servicing payments to retirement plan administrators and other institutions up to the same levels as described above. For purposes of this section the term “dealer” includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates.

Putnam Retail Management and its affiliates pay additional compensation to selected dealers under the categories described below. These categories are not mutually exclusive, and a single dealer may receive payments under all categories. These payments may create an incentive for a dealer firm or its representatives to

January 30, 2018	II-16

recommend or offer shares of the fund or other Putnam funds to its customers. These additional payments are made pursuant to agreements with dealers and do not change the price paid by investors for the purchase of a share or the amount a fund will receive as proceeds from such sales or the distribution (12b-1) fees and the expenses paid by the fund as shown under the heading “Fees and Expenses” in the prospectus.

Marketing Support Payments. Putnam Retail Management and its affiliates make payments to certain dealers for marketing support services. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Putnam Retail Management and its affiliates compensate dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer. Payments are generally based on one or more of the following factors: average net assets of Putnam’s retail mutual funds attributable to that dealer, gross or net sales of Putnam’s retail mutual funds attributable to that dealer, reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment for services rendered. In addition, payments typically apply to retail sales and assets, but may not, in certain situations, apply to other specific types of sales or assets, such as to retirement plans or fee-based advisory programs.

Although the total of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average assets of Putnam’s retail mutual funds attributable to the dealers.

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The following dealers (and such dealers’ respective affiliates) received marketing support payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2017:

American Enterprise Investment Services Inc.	Lincoln Financial Securities Corporation

American Portfolios Financial Services, Inc.	Lincoln Investment Planning, Inc.

American United Life Insurance Company	LPL Financial LLC

AXA Advisors, LLC	M&T Securities, Inc.

BancWest Investment Services, Inc.	Merrill Lynch, Pierce, Fenner & Smith, Inc.

Cadaret, Grant and Co. Inc.	MMC Securities Corp.

Cambridge Investment Research, Inc.	MML Investors Services, LLC

Cetera Advisor Networks LLC	Morgan Stanley Smith Barney LLC

Cetera Advisors LLC	National Planning Corporation

Cetera Financial Specialists LLC	Northwestern Mutual Investment Services, LLC

Cetera Investment Services LLC	OneAmerica Securities, Inc.

Citigroup Global Markets Inc.	Oppenheimer & Co. Inc.

Citizens Securities, Inc.	Raymond James & Associates, Inc.

Commonwealth Equity Services	Raymond James Financial Services, Inc.

CUNA Brokerage Services, Inc.	RBC Capital Markets, LLC

CUSO Financial Services, L.P.	Royal Alliance Associates

First Allied Securities, Inc.	SagePoint Financial, Inc.

FSC Securities Corporation	Santander Securities LLC

Girard Securities, Inc.	Securities America, Inc.

Great-West Life & Annuity Insurance Company	Securities Service Network, Inc.

HD Vest Investment Securities, Inc.	SII Investments

INVEST Financial Corporation	Stifel, Nicolaus & Company, Incorporated

Investacorp, Inc.	Summit Brokerage Services, Inc.

January 30, 2018	II-17

Investment Centers of America, Inc.	TD Ameritrade, Inc.

Investors Capital Corp.	TD Ameritrade Clearing, Inc.

J.P. Morgan Securities LLC	Triad Advisors, Inc.

Janney Montgomery Scott LLC	U.S. Bancorp Investments, Inc.

Kestra Investment Services, LLC	UBS Financial Services, Inc.

KMS Financial Services, Inc.	Voya Financial Advisors, Inc.

Lincoln Financial Advisors Corp.	Wells Fargo Clearing Services, LLC

Lincoln Financial Distributors	Woodbury Financial Services, Inc.

Additional dealers may receive marketing support payments in 2018 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2017 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.

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Program Servicing Payments. Putnam Retail Management and its affiliates also make payments to certain dealers that sell Putnam fund shares through dealer platforms and other investment programs to compensate dealers for a variety of services they provide. A dealer may perform program services itself or may arrange with a third party to perform program services. In addition to shareholder recordkeeping, reporting, or transaction processing, program services may include services rendered in connection with dealer platform development and maintenance, fund/investment selection and monitoring, or other similar services. Payments by Putnam Retail Management and its affiliates for program servicing support to any one dealer are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. In addition, Putnam Retail Management and its affiliates make one-time or annual payments to selected dealers receiving program servicing payments in reimbursement of printing costs for literature for shareholders, account maintenance fees or fees for establishment of Putnam funds on the dealer’s system. The amounts of these payments may, but will not normally (except in cases where the aggregate assets in the program are small), cause the aggregate amount of the program servicing payments to such dealer on an annual basis to exceed the amounts set forth above.

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The following dealers (and such dealers’ respective affiliates) received program servicing payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2017:

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Charles Schwab & Co., Inc.	Pershing LLC

Merrill Lynch, Pierce, Fenner & Smith, Inc.	RBC Capital Markets, LLC

Morgan Stanley Smith Barney LLC	Transamerica Advisors Life Insurance Company

National Financial Services LLC	Trust Company of America

January 30, 2018	II-18

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Additional or different dealers may also receive program servicing payments in 2018 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2017 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.

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Other Payments. From time to time, Putnam Retail Management, at its expense, may provide additional compensation to dealers which sell or arrange for the sale of shares of the fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as FINRA. Such compensation provided by Putnam Retail Management may include financial assistance to dealers that enables Putnam Retail Management to participate in and/or present at dealer-sponsored conferences or seminars, sales or training programs for invited registered representatives and other dealer employees, dealer entertainment, and other dealer-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. Putnam Retail Management makes payments for entertainment events it deems appropriate, subject to Putnam Retail Management’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

Sub-accounting payments. Certain dealers or other financial intermediaries also receive payments from Putnam Investor Services or its affiliates in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. The amount paid for these services varies depending on the share class selected and by dealer or other financial intermediary, and may also take into account the extent to which the services provided by the dealer replace services that Putnam Investor Services or its affiliates would otherwise have to provide. There are no such payments in respect of class R6 shares, and payments in respect of class R5 shares are generally made at an annual rate of up to 0.10% of a fund’s average net assets attributable to class R5 shares held by a dealer or other financial intermediary, except that an annual rate of up to 0.07% of a fund’s average net assets attributable to class R5 shares held by a dealer or other financial intermediary applies to Putnam American Government Income Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Global Income Trust, Putnam Income Fund and Putnam Short Duration Income Fund. Payments for other classes vary. See the discussion under the heading “MANAGEMENT – Investor Servicing Agent” for more details.

You can ask your dealer for information about payments it receives from Putnam Retail Management or its affiliates and the services it provides for those payments.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

As noted in the prospectus, in addition to the main investment strategies and the principal risks described in the prospectus, the fund may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of investment strategies of all of the Putnam funds, certain matters described herein may not apply to your fund. Unless a strategy or policy described below is specifically prohibited or limited by the investment restrictions discussed in the fund’s prospectus or in this SAI, or by applicable law, the fund may engage in each of the practices described below without limit. This section contains information on the investments and investment practices listed below. With respect to funds for which Putnam Investments Limited (“PIL”), The Putnam Advisory Company, LLC (“PAC”) and/or PanAgora Asset Management, Inc. (“PanAgora”) serve as sub-adviser (as described in the fund’s prospectus), references to Putnam Management in this section include PIL, PAC and/or PanAgora, as appropriate.

January 30, 2018	II-19

Temporary Defensive Strategies	Master Limited Partnerships (MLPs)

Bank Loans	Money Market Instruments

Borrowing and Other Forms of Leverage	Mortgage-backed and Asset-backed Securities

Commodity-Related Investments	Options on Securities

Derivatives	Preferred Stocks and Convertible Securities

Exchange-Traded Notes	Private Placements and Restricted Securities

Floating Rate and Variable Rate Demand Notes	Real Estate Investment Trusts (REITs)

Foreign Currency Transactions	Redeemable Securities

Foreign Investments and Related Risks	Repurchase Agreements

Forward Commitments and Dollar Rolls	Securities Loans

Futures Contracts and Related Options	Securities of Other Investment Companies

Hybrid Instruments	Short Sales

Inflation-Protected Securities	Short-Term Trading

Initial Public Offerings (IPOs)	Special Purpose Acquisition Companies

Interfund Borrowing and Lending	Structured Investments

Inverse Floaters	Swap Agreements

Investments in Wholly-Owned Subsidiaries	Tax-exempt Securities

Legal and Regulatory Risk Relating to Investment Strategy	Warrants

Lower-rated Securities	Zero-coupon and Payment-in-kind Bonds

Market Risk

Temporary Defensive Strategies

In response to adverse market, economic, political or other conditions, Putnam Management may take temporary defensive positions that differ from the fund’s usual investment strategies. In implementing these temporary defensive strategies, the fund may invest primarily in, among other things, debt securities, preferred stocks, U.S. government and agency obligations, cash or money market instruments (including, to the extent permitted by law or applicable exemptive relief, money market funds), or any other securities Putnam Management considers consistent with such defensive strategies. While temporary defensive strategies are mainly designed to limit losses, such strategies may not work as intended.

Bank Loans

The fund may invest in bank loans. By purchasing a loan, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. The fund may act as part of a lending syndicate, and in such cases would be purchasing a “participation” in the loan. The fund may also purchase loans by assignment from another lender. Many loans are secured by the assets of the borrower, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower (and, in some cases, the lending institution from which it purchases the loan). The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce

January 30, 2018	II-20

the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loans in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Putnam Management will generally not have access to non-public information to which other investors in syndicated loans may have access. Because loans in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan will depend almost exclusively on Putnam Management's, and the original lending institution's, credit analysis of the borrower. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the fund’s credit quality policy. The loans in which the fund may invest include those that pay fixed rates of interest and those that pay floating rates – i.e., rates that adjust periodically based on a known lending rate, such as a bank’s prime rate.

Loans may be structured in different forms, including novations, assignments and participating interests. In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, and must rely for that purpose on the lending institution. The fund may also acquire a loan interest directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds an interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which the fund may invest are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. A significant portion of the corporate loans purchased by the fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions, leveraged recapitalization loans and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that Putnam Management believes are attractive arise.

January 30, 2018	II-21

Certain of the loans acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times set aside on its books liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign (i.e., non-U.S.) currencies. The fund's investment in such participations would involve the risks of currency fluctuations described in this SAI with respect to investments in the foreign securities.

With respect to its management of investments in bank loans, Putnam Management will normally seek to avoid receiving material, non-public information (“Confidential Information”) about the issuers of bank loans being considered for acquisition by the fund or held in the fund’s portfolio. In many instances, borrowers may offer to furnish Confidential Information to prospective investors, and to holders, of the issuer’s loans. Putnam Management’s decision not to receive Confidential Information may place Putnam Management at a disadvantage relative to other investors in loans (which could have an adverse effect on the price the fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, Putnam Management’s ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that Putnam Management’s decision not to receive Confidential Information under normal circumstances could adversely affect the fund’s investment performance.

Notwithstanding its intention generally not to receive material, non-public information with respect to its management of investments in loans, Putnam Management may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the fund’s portfolio. Possession of such information may in some instances occur despite Putnam Management’s efforts to avoid such possession, but in other instances Putnam Management may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, Putnam Management's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on Putnam Management's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by Putnam Management or an affiliate may hold other securities issued by borrowers whose loans may be held in the fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the loans held in the fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s loans. In such cases, Putnam Management may owe conflicting fiduciary duties to the fund and other client accounts. Putnam Management will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if Putnam Management's client accounts collectively held only a single category of the issuer’s securities.

The settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for some bank loan transactions may be significantly longer than the settlement period for other investments, and in some cases longer than seven days. Requirements to obtain the consent of the borrower and/or agent can delay or impede the fund’s ability to sell bank loans and can adversely affect the price that can be obtained. It is possible that sale proceeds from bank loan transactions will not be available to meet redemption obligations, in which case the fund may be required to utilize cash balances or, if necessary, sell its more liquid investments or investments with shorter settlement periods.

Borrowing and Other Forms of Leverage

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The fund may borrow money to the extent permitted by its investment policies and restrictions and applicable law. When the fund borrows money or otherwise leverages its portfolio, the value of an investment in the fund will be more volatile and other investment risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the fund’s holdings. In addition to borrowing money from banks, the fund may engage in certain other investment transactions that may be viewed as forms of financial leverage – for example, using dollar rolls, investing collateral from loans of portfolio securities, entering into when-issued, delayed-delivery or forward commitment transactions or using derivatives such as swaps, futures, forwards, and options. Because the fund either (1) sets aside cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) on its books in respect of such transactions during the period in which the transactions are open or (2) otherwise “covers” its obligations under the transactions, such as by holding offsetting investments, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions or “senior securities” for purposes of the 1940 Act. In some cases (e.g., with respect to futures and forwards that are contractually required to “cash-settle”), the fund is permitted under relevant guidance from the Securities and Exchange Commission (the “SEC”) or SEC staff to set aside assets with respect to an investment transaction in the amount of its net (marked-to-market) obligations thereunder, rather than the full notional amount of the transaction. By setting aside assets equal only to its net obligations, the fund will have the ability to employ leverage to a greater extent than if it set aside assets equal to the notional amount of the transaction, which may increase the risk associated with such investments.

Each Putnam fund (other than Putnam RetirementReady® Funds, Putnam Retirement Income Fund Lifestyle 1, Putnam Global Sector Fund and Putnam Short-Term Investment Fund) participates in a syndicated committed line of credit provided by State Street Bank and Trust Company and Northern Trust Company and an uncommitted line of credit provided by State Street Bank and Trust Company. These lines of credit are intended to provide a temporary source of cash in extraordinary or emergency circumstances, such as unexpected shareholder redemption requests. The fund may pay a commitment or other fee to maintain a line of credit, in addition to the stated interest rate. A participating fund in the syndicated committed line of credit that invests more than 10% of its assets in other pooled investment vehicles (other than money market funds) (a “fund-of-funds”) will be required to maintain a 400% asset coverage ratio.

Commodity-Related Investments

Some funds may gain exposure to commodity markets by investing in physical commodities or commodity-related instruments directly or indirectly. Such instruments include, but are not limited to, futures contracts, swaps, options, forward contracts, and structured notes and equities, debt securities, convertible securities, and warrants of issuers in commodity-related industries. Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels). In addition, some commodities are subject to limited pricing flexibility because of supply and demand factors, and others are subject to broad price fluctuations as a result of the volatility of prices for certain raw materials and the instability of supplies of other materials.

Actions of and changes in governments, and political and economic instability, in commodity-producing and -exporting countries may affect the production and marketing of commodities. In addition, commodity-related industries throughout the world are subject to greater political, environmental, and other governmental regulation than many other industries. Changes in government policies and the need for regulatory approvals may adversely affect the products and services of companies in the commodities industries. For example, the exploration, development, and distribution of coal, oil, and gas in the United States are subject to

January 30, 2018	II-23

significant federal and state regulation, which may affect rates of return on coal, oil, and gas and the kinds of services that the federal and state governments may offer to companies in those industries. In addition, compliance with environmental and other safety regulations has caused many companies in commodity-related industries to incur production delays and significant costs. Government regulation also may impede the development of new technologies. The effect of future regulations affecting commodity-related industries cannot be predicted.

The value of commodity-related derivatives fluctuates based on changes in the values of the underlying commodity, commodity index, futures contract, or other economic variable to which they are related. Additionally, economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying commodity or other relevant economic variable. See “Derivatives,” “Forward Commitments and Dollar Rolls,” “Futures Contracts and Related Options,” “Hybrid Instruments,” “Investments in Wholly-Owned Subsidiaries,” “Short Sales,” “Structured Investments,” “Swap Agreements” and “Warrants” herein for more information on the fund’s investments in derivatives, including commodity-related derivatives such as swap agreements, commodity futures contracts, and options on commodity futures contracts.

In order for a fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) the fund must derive at least 90 percent of its gross income each taxable year from certain sources of “qualifying income” specified in the Code. Each of Putnam PanAgora Managed Futures Strategy’s and Putnam PanAgora Risk Parity Fund’s investment in a wholly-owned foreign subsidiary is expected to provide the fund with exposure to the commodities markets within the limitations of the federal income tax requirements of Subchapter M of the Code. Each of Putnam PanAgora Managed Futures Strategy and Putnam PanAgora Risk Parity Fund’s pursuit of its investment strategy may be limited by the fund’s intention to qualify for treatment as a regulated investment company under Subchapter M of the Code. As noted below in “Taxes,” the rules regarding the extent to which annual net income, if any, realized by a wholly-owned foreign subsidiary and included in a fund's annual income for U.S. federal income purposes will constitute “qualifying income” for purposes of the fund's qualification as a regulated investment company under the Code are unclear and currently under consideration. See the “Investments in Wholly-Owned Subsidiaries” and “Taxes” sections for more information.

Derivatives

Certain of the instruments in which the fund may invest, such as futures contracts, options, hybrid instruments, forward contracts, swap agreements and structured investments, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value or other attributes of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus and in this SAI. The fund’s use of derivatives may cause the fund to recognize higher amounts of short-term capital gains, which are generally taxed to individual shareholders at ordinary income tax rates, and higher amounts of ordinary income, and more generally may affect the timing, character and amount of a fund’s distributions to shareholders. The fund’s use of commodity-linked derivatives can be limited by the fund’s intention to qualify as a “regulated investment company” under the Code or bear adversely on the fund’s ability to so qualify, as discussed in “Taxes” below. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. The fund’s use of certain derivatives may in some cases involve forms of financial leverage, which involves risk and may increase the volatility of the fund’s net asset value. See “—Borrowing and Other Forms of Leverage.” In its use of derivatives, the fund may take both long positions (the values of which move in the same direction as the prices of the underlying investments, pools of investments, indexes or currencies), and short positions (the values of which move in the opposite direction from the prices of the underlying investments, pools of investments indexes or currencies).

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Short positions may involve greater risks than long positions, as the risk of loss may be theoretically unlimited (unlike a long position, in which the risk of loss may be limited to the amount invested). The fund may use derivatives that combine “long” and “short” positions in order to capture the difference between underlying investments, pools of investments, indices or currencies.

Combined Positions

A fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, options on futures contracts, indexed securities, swap agreements or other derivative instruments, to adjust the risk and return characteristics of its overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Exchange-Traded Notes

The fund may invest in exchange-traded notes (“ETNs”). ETNs are typically senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market index less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. The fund may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index. ETNs do not make periodic interest payments and principal is not protected.

The market value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand of the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, the current performance of the market index to which the ETN is linked, and the credit rating of the ETN issuer. The market value of an ETN may differ from the performance of the applicable market index and there may be times when an ETN trades at a premium or discount. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities underlying the market index that the ETN seeks to track. A change in the issuer’s credit rating may also impact the value of an ETN despite the underlying market index remaining unchanged. ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (the “IRS”) will accept, or a court will uphold, how the fund characterizes and treats ETNs for tax purposes.

An ETN that is tied to a specific market index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market index. ETNs also incur certain expenses not incurred by their applicable market index, and the fund would bear a proportionate share of any fees and expenses borne by the ETN in which it invests.

The fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN. Some ETNs that use leverage in an effort to amplify the returns of an underlying market index can, at times, be relatively illiquid and may therefore be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater. The extent of the fund’s investment in commodity-linked ETNs, if any, is limited by tax considerations. For more information regarding the tax treatment of commodity-linked ETNs, please see “Taxes” below.

ETNs are generally similar to structured investments and hybrid instruments. For discussion of these investments and the risks generally associated with them, see “Hybrid Instruments” and “Structured Investments” in this SAI.

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Floating Rate and Variable Rate Demand Notes

The fund may purchase taxable or tax-exempt floating rate and variable rate demand notes for short-term cash management or other investment purposes. Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

Foreign Currency Transactions

To manage its exposure to foreign currencies, the fund may engage in foreign currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options. In addition, the fund may engage in these transactions for the purpose of increasing its return. Foreign currency transactions involve costs, and, if unsuccessful, may reduce the fund’s return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received. The fund may also engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which securities the fund intends to buy are denominated or quoted).

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency or for other hedging or non-hedging purposes. If conditions warrant, for hedging or non-hedging purposes, the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. The fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A foreign currency futures contract is a standardized exchange-traded contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange, and have margin requirements.

A foreign currency forward contract is a negotiated agreement to exchange currency at a future time, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. The contract price may be higher or lower than the current spot rate. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. In addition, forward contracts are traded

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in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, so that no intermediary is required. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts may be effected only on a commodities exchange or board of trade which provides a secondary market in such contracts; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

As noted above, the fund may purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the euro, the joint currency of most countries in the European Union.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies may be affected by all of those factors which influence foreign exchange rates and investments generally.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

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Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they involve costs to the fund and tend to limit any potential gain which might result from the increase in value of such currency.

The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency are unattractive. In this situation, the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will set aside liquid assets on its books to cover forward contracts used for non-hedging purposes.

In addition, the fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies -- the U.S. dollar and the foreign currency in question. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

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The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

Foreign Investments and Related Risks

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. In addition, the fund is required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for a foreign currency declines after a fund's income has been earned and translated into U.S. dollars (but before payment), the fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. In addition, there may be less (or less effective) regulation of exchanges, brokers and listed companies in some foreign countries. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than in the United States.

Foreign settlement procedures and trade regulations may be more complex and involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets. For example, settlement of transactions involving foreign securities or foreign currencies (see below) may occur within a foreign country, and the fund may accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may pay fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of sanctions (whether imposed by the local sovereign or by the United States government), currency exchange controls, foreign withholding or other taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political, social or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding or other taxes, and special U.S. tax considerations may apply.

Note on MSCI indices. MSCI, Inc. (MSCI) publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. Putnam Management believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.

The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries. These restrictions may take the form of prior governmental approval requirements, limits on the amount or type of securities held by foreigners and limits on the types of companies

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in which foreigners may invest (e.g., limits on investment in certain industries). Some countries also limit the investment of foreign persons to only a specific class of securities of an issuer that may have less advantageous terms or rights or preferences than securities of the issuer available for purchase by domestic parties, or may directly limit foreign investors’ rights (such as voting rights). Although securities subject to such restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Foreign laws may also impact the availability of derivatives or hedging techniques relating to a foreign country’s government securities. In each of these situations, the funds’ ability to invest significantly in desired issuers, or the terms of such investments, could be negatively impacted as a result of the relevant legal restriction. Sanctions imposed by the United States government on other countries or persons or issuers operating in such countries could restrict the fund’s ability to buy affected securities or to sell any affected securities it has previously purchased, which may subject the fund to greater risk of loss in those securities.

For purposes of some foreign holding limits or disclosure thresholds, all positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable limits or thresholds have been exceeded. Thus, even if the fund does not intend to exceed applicable limits, it is possible that different clients managed by Putnam Management and its affiliates (including separate affiliates owned by Power Corporation of Canada outside the Putnam Investments group) may be aggregated for this purpose. These limits may adversely affect the fund’s ability to invest in the applicable security.

The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in developing countries, also known as "emerging markets." For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value or prospects of an investment in such securities.

American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing in foreign securities.

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Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

Forward Commitments and Dollar Rolls

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. Where the fund purchases or sells an option, which is to be settled in cash, to buy or sell a TBA sale commitment, the fund will segregate cash or liquid assets in an amount equal to the current “mark-to-market” value of the option. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

The fund may enter into dollar roll transactions (generally using TBAs) in which it sells a fixed income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, the fund foregoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The fund would also be able to earn interest on the proceeds of the sale before they are reinvested. The fund accounts for dollar rolls as purchases and sales. Because cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) in the amount of the fund’s commitment under a dollar roll is set aside on the fund’s books, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions.

The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that the fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, the fund may be adversely affected.

Futures Contracts and Related Options

Subject to applicable law, the fund may invest without limit in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for

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direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. Examples of futures contracts that the fund may use (which may include single-security futures) include, without limitation, U.S. Treasury security futures, index futures, corporate or municipal bond futures, Government National Mortgage Association certificate futures, interest rate swap futures, commodities futures, futures contracts on sovereign debt, and Eurodollar futures. In addition, as described elsewhere in this SAI, the fund may use foreign currency futures.

Although futures contracts (other than index futures and futures based on the volatility or variance experienced by an index) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Index futures and futures based on the volatility or variance experienced by an index do not call for actual delivery or acceptance of commodities or securities, but instead require cash settlement of the futures contract on the settlement date specified in the contract. Such contracts may also be closed out before the settlement date. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Instead, upon entering into a contract, the fund is required to deliver to the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs. Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

A portion of any capital gains from futures contracts in which the fund invests directly will be treated for federal income tax purposes as short-term capital gains that, when distributed to taxable shareholders, will be taxable as

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ordinary income. The fund’s investments in futures may cause the fund to recognize income without receiving cash with which to make the distributions necessary to qualify and be eligible for treatment as a regulated investment company and avoid a fund-level tax. The fund may therefore need to liquidate other investments, including when it is not advantageous to do so, to meet its distribution requirement.

Except in the case of Putnam PanAgora Managed Futures Strategy and Putnam PanAgora Risk Parity Fund, no fund intends to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

Each of the funds and subsidiaries set forth below is a commodity pool under the Commodity Exchange Act (the “CEA”), and each of Putnam Management and PanAgora is registered as a “commodity pool operator” under the CEA with respect to each such fund. PanAgora is also registered as a Commodity Trading Advisor under the CEA. Since Putnam Management, PanAgora, and the funds and subsidiaries set forth below are subject to regulation by the CFTC under the CEA, they are required to comply with applicable CFTC disclosure, reporting, and recordkeeping requirements. The disclosure, reporting and, recordkeeping requirements associated with registration with the CFTC as a CPO would ordinarily be in addition to those requirements already imposed onto the funds, Putnam Management, and PanAgora by the SEC. In August 2013, the CFTC issued a rule that permits a registered investment company to elect to comply with certain CFTC obligations by agreeing to comply with certain SEC disclosure, reporting, and recordkeeping requirements. The funds listed below have elected to comply with certain CFTC disclosure, reporting, and recordkeeping requirements by agreeing to comply with applicable SEC requirements.

Fund	Subsidiary
Putnam PanAgora Managed Futures Strategy	Putnam PanAgora Managed Futures Strategy, Ltd.
Putnam PanAgora Risk Parity Fund	Putnam PanAgora Risk Parity Fund, Ltd.

As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply to these Funds and their respective subsidiaries, and compliance with the CFTC’s regulatory requirements could increase Fund expenses, adversely affecting a Fund’s total return. With respect to each other Putnam fund, Putnam Management has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the CFTC. Accordingly, Putnam Management (with respect to these funds) is not subject to registration or regulation as a “commodity pool operator” under the CEA. To remain eligible for the exclusion, each of these funds will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions. In the event that a fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, Putnam Management may be required to register as a “commodity pool operator” and/or “commodity trading advisor” with the CFTC with respect to that fund. Putnam Management’s eligibility to claim the exclusion with respect to a fund will be based upon, among other things, the level and scope of the fund’s investment in commodity interests, the purposes of such investments and the manner in which the fund holds out its use of commodity interests. A fund’s ability to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) is limited by Putnam Management's intention to operate the fund in a manner that would permit Putnam Management to continue to claim the exclusion under Rule 4.5, which may adversely affect the fund’s total return. In the event the fund’s investments in commodity interests require Putnam Management to register with the CFTC as a commodity pool operator with respect to a fund, the fund’s expenses may increase, adversely affecting that fund’s total return.

Index futures. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or

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other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected U.S. common stocks. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are currently to buy or sell 250 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).

Options on futures contracts. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the underlying asset on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or indices or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner, and involve the same risks, as options purchased or written directly on the underlying investments. In addition, the fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts. The writing of an option on a futures contract involves risks similar to those relating to the sale of futures contracts.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts generally involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments.

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets,

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including interest rates and market movements, and, in the case of index futures and futures based on the volatility or variance experienced by an index, Putnam Management’s ability to predict the future level of the index or the future volatility or variance experienced by an index. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio, which may differ from those that comprise the index, may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities or other assets underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures used by the fund and the portion of the portfolio being hedged, the prices of futures may not correlate perfectly with movements in the underlying asset due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the expected relationship between the underlying asset and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the underlying asset and movements in the prices of related futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Hybrid Instruments

These instruments are generally considered derivatives and include indexed or structured securities, and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate

January 30, 2018	II-35

of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”), or by another objective index, economic factor or other measure, including interest rates, currency exchange rates, or commodities or securities indices (collectively, “benchmarks”).

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or pays interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the fund may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of less than par if rates were above the specified level. Furthermore, a fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

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Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments could take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty of the issuer of the hybrid instrument would be an additional risk factor the fund would have to consider and monitor. In addition, uncertainty regarding the tax treatment of hybrid instruments may reduce demand for such instruments. Tax considerations may also limit the extent of the fund’s investments in certain hybrid instruments. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Inflation-Protected Securities

The fund may invest in U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), which are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. The fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If the fund purchases U.S. TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation. The fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The periodic adjustment of U.S. TIPS is currently tied to the CPI-U, which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States. In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is

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lower than expected during the period the fund holds the security, the fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, when the fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company and to eliminate any fund-level income tax liability under the Code.

The U.S. Treasury began issuing inflation-protected bonds in 1997. Certain non-U.S. governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-protected bonds, and there may be a more liquid market in certain of these countries for these securities.

Initial Public Offerings

The fund may purchase debt or equity securities in initial public offerings (“IPOs”). These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. Securities issued in an IPO frequently are very volatile in price, and the fund may hold securities purchased in an IPO for a very short period of time. As a result, the fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

At any particular time or from time to time the fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Putnam funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease.

Interfund Borrowing and Lending

To satisfy redemption requests or to cover unanticipated cash shortfalls, the fund has entered into a Master Interfund Lending Agreement by and among each Putnam fund and Putnam Management (the “Interfund Lending Agreement”) under which the fund may lend or borrow money for temporary purposes directly to or from another Putnam fund (an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the fund permitting such Interfund Loans. All Interfund Loans would consist only of uninvested cash reserves that the lending fund otherwise would invest in short-term repurchase agreements or other short-term instruments. At this time, Putnam Short-Term Investment Fund is the only Putnam fund expected to make its uninvested cash reserves available for Interfund Loans.

If the fund has outstanding borrowings, any Interfund Loans to the fund (a) would be at an interest rate equal to or lower than that of any outstanding bank loan, (b) would be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, and (c) would have a maturity no longer than any outstanding bank loan (and in any event not over seven days). In addition, if an event of default were to occur under any agreement evidencing an outstanding bank loan to the fund, the event of default would automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and such a call would be deemed made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

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The fund may make an unsecured borrowing under the Interfund Lending Agreement if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the fund has a secured loan outstanding from any other lender, including but not limited to another Putnam fund, the fund’s Interfund Loan would be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan secured by collateral. If the fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the fund may borrow through the credit facility on a secured basis only. All secured Interfund Loans would be secured by the pledge of segregated collateral with a market value equal to at least 102% of the outstanding principal value of the Interfund Loan. The fund may not borrow from any source if its total outstanding borrowings immediately after the borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the fund’s fundamental investment restrictions.

The fund may not lend to another Putnam fund under the Interfund Lending Agreement if the Interfund Loan would cause its aggregate outstanding Interfund Loans to exceed 15% of the fund’s current net assets at the time of the Interfund Loan. The fund’s Interfund Loans to any one fund may not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans would be limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Interfund Loans effected within seven days of each other would be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. If the fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due.

Inverse Floaters

These securities have variable interest rates that typically move in the opposite direction from movements in prevailing short-term interest rate levels – rising when prevailing short-term interest rate fall, and vice versa. The prices of inverse floaters can be considerably more volatile than the prices of bonds with comparable maturities.

Investments in Wholly-Owned Subsidiaries

Each of Putnam PanAgora Managed Futures Strategy and Putnam PanAgora Risk Parity Fund may invest up to 25% of its total assets in its wholly-owned and controlled subsidiary, organized under the laws of the Cayman Islands as an exempted company (each, a “Subsidiary” and collectively, the “Subsidiaries”) in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies.

Generally, each Subsidiary will invest primarily in commodity futures, and, in the case of Putnam PanAgora Risk Parity Fund, swaps on commodity futures, but each Subsidiary may also invest in other commodity-related instruments (such as financial futures, option and swap contracts). Each Subsidiary may also have exposure to equity and fixed income securities, cash and cash equivalents, pooled investment vehicles (including those that are not registered pursuant to the 1940 Act) and other investments, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. Unlike a fund, the Subsidiary may invest without limitation in commodity-linked derivatives. By investing in a Subsidiary, each of Putnam PanAgora Managed Futures Strategy and Putnam PanAgora Risk Parity Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Except as described below, the Subsidiaries are not registered under the 1940 Act and are not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or

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the Cayman Islands could result in the inability of the fund and/or the Subsidiary to operate as described in the prospectus and could adversely affect the fund.

The Chief Compliance Officer of Putnam PanAgora Managed Futures Strategy and Putnam PanAgora Risk Parity Fund oversees implementation of each Subsidiary’s policies and procedures, and makes periodic reports to the Board regarding each Subsidiary’s compliance with its policies and procedures. Putnam PanAgora Managed Futures Strategy, Putnam PanAgora Risk Parity Fund and each Subsidiary test for compliance with investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, each Subsidiary complies with asset segregation requirements to the same extent as the applicable fund.

PanAgora provides investment management and other services to each Subsidiary. PanAgora does not receive increased compensation by virtue of providing each Subsidiary with investment management or administrative services. However, Putnam Management pays PanAgora based on each of Putnam PanAgora Managed Futures Strategy’s and Putnam PanAgora Risk Parity Fund’s assets, including the assets invested in the applicable Subsidiary. Each Subsidiary will also enter into separate contracts for the provision of custody and audit services with the same or with affiliates of the same service providers that provide those services to the applicable fund.

The financial statements of each of Putnam PanAgora Managed Futures Strategy and Putnam PanAgora Risk Parity Fund will be consolidated with the financial statements of the applicable Subsidiary in the fund’s Annual and Semi-Annual Reports. The fund’s Annual and Semi-Annual Reports are distributed to shareholders, and copies of the reports are provided without charge upon request as indicated on the back cover of the prospectus.

In order for the fund to qualify as a regulated investment company under Subchapter M of the Code the fund must derive at least 90 percent of its gross income each taxable year from certain sources of “qualifying income” specified in the Code. Income from certain commodity-linked derivative instruments in which the fund might invest may not be considered qualifying income. Each of Putnam PanAgora Managed Futures Strategy’s and Putnam PanAgora Risk Parity Fund’s investment in a Subsidiary is expected to provide the fund with exposure to the commodities markets within the limitations of the federal income tax requirements of Subchapter M of the Code. Each of Putnam PanAgora Managed Futures Strategy and Putnam PanAgora Risk Parity Fund’s pursuit of its investment strategy may be limited by the fund’s intention to qualify for treatment as a regulated investment company under Subchapter M of the Code. As noted below in “Taxes,” the rules regarding the extent to which annual net income, if any, realized by a Subsidiary and included in a fund's annual income for U.S. federal income purposes will constitute “qualifying income” for purposes of the fund's qualification as a regulated investment company under the Code are unclear and currently under consideration. If a net loss is realized by a Subsidiary, such loss is generally not available to offset income or capital gain generated from the fund’s other investments. In addition, a Subsidiary is not permitted to carry forward any net ordinary losses it realizes in a taxable year to offset ordinary income it realizes in subsequent taxable years.

Legal and Regulatory Risks Relating to Investment Strategy

The fund may be adversely affected by new (or revised) laws or regulations that may be imposed by the CFTC, the SEC, the U.S. Federal Reserve or other banking regulators, or other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets. These agencies are empowered to promulgate a variety of rules pursuant to financial reform legislation in the United States. The fund may also be adversely affected by changes in the enforcement or interpretation of existing statutes and rules. The regulatory environment for private funds is evolving, and changes in the regulation of private funds may adversely affect the value of the investments held by the fund and the ability of the fund to execute its investment strategy. In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.

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The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including new clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, adversely affect the value of the investments held by the fund, restrict the fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if the fund does not intend to exceed applicable position limits, it is possible that different clients managed by Putnam Management and its affiliates may be aggregated for this purpose. Any modification of trading decisions or elimination of open positions that may be required to avoid exceeding such limits may adversely affect the profitability of the fund.

The SEC has in the past adopted interim rules requiring reporting of all short positions above a certain threshold and is expected to adopt rules requiring monthly public disclosure in the future. In addition, other non-U.S. jurisdictions where the fund may trade have adopted reporting requirements. If the fund’s short positions or its strategy become generally known, the fund’s ability to implement its investment strategy could be adversely affected. In particular, other investors could cause a “short squeeze” in the securities held short by the fund forcing the fund to cover its positions at a loss. Such reporting requirements may also limit the fund’s ability to access management and other personnel at certain companies where the fund seeks to take a short position. In addition, if other investors engage in copycat behavior by taking positions in the same issuers as the fund, the cost of borrowing securities to sell short could increase drastically and the availability of such securities to the fund could decrease drastically. In addition, the SEC recently proposed additional restrictions on short sales, which could restrict the fund’s ability to engage in short sales in certain circumstances. The SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on short sales of certain securities in response to market events. Bans on short selling may make it impossible for the fund to execute certain investment strategies.

Recently enacted federal legislation requires the adoption of regulations that will require any creditor that makes a loan and any securitizer of a loan to retain at least 5% of the credit risk on any loan that is transferred, sold or conveyed by such creditor or securitizer. It is currently unclear how these requirements will apply to loan participations, syndicated loans, and loan assignments. Investors, such as the fund, that seek or hold investments in loans could be adversely affected by the regulation.

Lower-rated Securities

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition,

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the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See "SECURITIES RATINGS."

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's fixed-income assets. Conversely, during periods of rising interest rates, the value of the fund's fixed-income assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's goal(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in an issue of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories.

Market Risk

The value of securities in a fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer, industry or sector. In addition, the increasing popularity of passive index-based investing may have the potential to increase security price correlations and volatility. (As passive strategies generally buy or sell securities based simply on inclusion and

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representation in an index, securities prices will have an increasing tendency to rise or fall based on whether money is flowing into or out of passive strategies rather than based on an analysis of the prospects and valuation of individual securities. This may result in increased market volatility as more money is invested through passive strategies). These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. During those periods, the fund may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable price.

Legal political, regulatory and tax changes also may cause fluctuations in markets and securities prices. In recent periods, governmental and non-governmental issuers have defaulted on, or have been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including, without limitation, in Europe or Asia. Defaults or restructurings by governments or others of their debts could have substantial adverse effects on economies, financial markets, and asset valuations around the world. In recent periods, financial regulators, including the U.S. Federal Reserve and the European Central Bank, have taken steps to maintain historically low interest rates, such as by purchasing bonds. Some governmental authorities have taken steps to devalue their currencies substantially or have taken other steps to counter actual or anticipated market or other developments. Steps by those regulators and authorities to implement, or to curtail or taper, these activities could have substantial negative effects on financial markets. The withdrawal of support, failure of efforts in response to a financial crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the values and liquidity of certain securities.

In addition, the fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters and systemic market dislocations may be highly disruptive to economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any partial or complete dissolution of the Economic and Monetary Union of the European Union, or any increased uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the values of the fund’s investments. Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the values of investments traded in these markets, including investments held by the fund. To the extent the fund has focused its investments in the market or index of a particular region, adverse geopolitical and other events could have a disproportionate impact on the fund.

Master Limited Partnerships (MLPs)

A MLP generally is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for U.S. federal income tax purposes. MLPs may derive income and gains from, among other things, the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by one or more of the following: a major energy company, an investment fund, or the direct management of the MLP. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership through ownership of common units and have a limited role in the partnership’s operations and management.

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MLP securities in which certain funds may invest can include, but are not limited to: (i) equity securities of MLPs, including common units, preferred units or convertible subordinated units; (ii) debt securities of MLPs, including debt securities rated below investment grade; (iii) securities of MLP affiliates; (iv) securities of open-end funds, closed-end funds or exchange-traded funds (“ETFs”) that invest primarily in MLP securities; or (v) exchange-traded notes whose returns are linked to the returns of MLPs or MLP indices.

MLP common units represent an equity ownership interest in a partnership, providing limited voting rights and entitling the holder to a share of the company’s success through distributions and/or capital appreciation. Unlike shareholders of a corporation, common unit holders do not elect directors annually and generally have the right to vote only on certain significant events, such as mergers, a sale of substantially all of the assets, removal of the general partner or material amendments to the partnership agreement. In addition, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation.

Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests. For example, companies operating in the energy MLP sector are subject to risks that are specific to the industry in which they operate. MLPs and other companies that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve which may be impacted by a wide range of factors including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions, among others. Energy MLP companies are subject to varying demand for oil, natural gas or refined products in the markets they serve, as well as changes in the supply of products requiring gathering, transport, processing, or storage due to natural declines in reserves and production in the supply areas serviced by the companies' facilities. Declines in oil or natural gas prices, as well as adverse regulatory decisions, may cause producers to curtail production or reduce capital spending for production or exploration activities, which may in turn reduce the need for the services provided by energy MLP companies. Lower prices may also create lower processing margins. Energy MLPs may also be subject to regulation by the Federal Energy Regulatory Commission (“FERC”) with respect to tariff rates that these companies may charge for interstate pipeline transportation services. An adverse determination by FERC with respect to tariff rates of a pipeline MLP could have a material adverse effect on the business, financial conditions, result of operations, cash flows and prospects of that pipeline MLP and its ability to make cash distributions to its equity owners.

Money Market Instruments

Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (i.e., certificates of deposit and bankers’ acceptances), repurchase agreements and various government obligations, such as Treasury bills. These instruments have a remaining maturity of one year or less and are generally of high credit quality. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the IRS nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Unlike some other debt obligations, commercial paper is typically unsecured. Commercial paper may be issued as an asset-backed security (that is, backed by a pool of assets representing the obligations of a number of different issuers), in which case certain of the risks discussed in “Mortgage-backed and Asset-backed securities” would apply. Commercial paper is traded primarily among institutions.

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Putnam Money Market Fund may invest in bankers’ acceptances issued by banks with deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. If the Trustees change this minimum deposit requirement, shareholders would be notified. Other Putnam funds may invest in bankers’ acceptances without regard to this requirement.

In accordance with rules issued by the SEC, the fund may from time to time invest all or a portion of its cash balances in money market and/or short-term bond funds advised by Putnam Management. In connection with such investments, Putnam Management may waive a portion of the advisory fees otherwise payable by the fund. See “Charges and expenses” in Part I of this SAI for the amount, if any, waived by Putnam Management in connection with such investments.

Mortgage-backed and Asset-backed Securities

Mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-backed securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Adjustable rate mortgage securities (“ARMs”), like traditional mortgage-backed securities, are interests in pools of mortgage loans that provide investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed-rate mortgage-backed securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on, among other things, changes in market interest rates or changes in the issuer’s creditworthiness. If rates increase due to a reset, the risk of default by underlying borrowers may increase. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. The fund may also invest in “hybrid” ARMs, whose underlying mortgages combine fixed-rate and adjustable rate features.

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Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. The automatic interest rate adjustment feature of mortgages underlying ARMs likewise reduces the ability to lock-in attractive rates. As a result, mortgage-backed and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral.

At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time.

The risks associated with other asset-backed securities (including in particular the risks of issuer default and of early prepayment) are generally similar to those described above for CMOs. In addition, because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying

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assets may be limited. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property.

Asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

Options on Securities

Writing covered options. The fund may write covered call options and covered put options on optionable securities held in its portfolio or that it has an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books), when in the opinion of Putnam Management such transactions are consistent with the fund's goal(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges) or have an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books). In the case of put options, the fund will set aside on its books assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees and equal in value to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, if the fund holds the security, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. If the fund does not hold the underlying security, the fund bears the risk that, if the market price exceeds the option strike price, the fund will suffer a loss equal to the difference at the time of exercise. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies,

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the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. The fund may also purchase put options for other investment purposes, including to take a short position in the security underlying the put option.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. The fund may also purchase call options for other investment purposes.

Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price. If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. For example, if a fund is unable to purchase a security underlying a put option it had

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purchased, the fund may be unable to exercise the put option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if it is unable to exercise the put option prior to its expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities. The fund may use both European-style options, which are only exercisable immediately prior to their expiration, and American-style options, which are exercisable at any time prior to the expiration date.

In addition to options on securities and futures, the fund may also enter into options on futures, swaps, or other instruments as described elsewhere in this SAI.

Preferred Stocks and Convertible Securities

The fund may invest in preferred stocks or convertible securities. A preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer's assets but is junior to the debt securities of the issuer in those same respects. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer's creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights. In addition, many preferred stocks may be called or redeemed prior to their maturity by the issuer under certain conditions.

Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

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If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. Convertible securities generally have less potential for gain than common stocks.

The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund's investments in preferred stocks and convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

Private Placements and Restricted Securities

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 (the “Securities Act”) or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the fund to sell them promptly at an acceptable price. The fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of Putnam Management may at times play a greater role in valuing these securities than in the case of publicly traded securities. Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. The fund may be deemed to be an "underwriter" for purposes of the Securities Act when selling restricted securities to the public, and in such event the fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading. The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees and the Trustees have delegated such authority to Putnam Management.

Real Estate Investment Trusts (REITs)

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The fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. Like regulated investment companies such as the fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code. The fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the fund’s own expenses.

REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the risk of borrower default, the likelihood of which is increased for mortgage REITs that invest in sub-prime mortgages. REITs, and mortgage REITs in particular, are also subject to interest rate risk. REITs are dependent upon their operators’ management skills, are generally not diversified (except to the extent the Code requires), and are subject to heavy cash flow dependency and the risk of default by borrowers. REITs are also subject to the possibility of failing to qualify for the tax-advantaged treatment available to REITs under the Code or failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

The fund's investment in a REIT may result in the fund making distributions that constitute a return of capital to fund shareholders for federal income tax purposes. In addition, distributions by a fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Redeemable Securities

Certain securities held by the fund may permit the issuer at its option to "call" or redeem its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

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Repurchase Agreements

Under normal circumstances, each fund may enter into repurchase agreements amounting to not more than 25% of its total assets, except that this 25% limitation does not apply to repurchase agreements entered into in connection with short sales and to investments by a money market fund and Putnam Short Term Investment Fund. Money market funds and Putnam Short Term Investment Fund may invest without limit in repurchase agreements. A repurchase agreement is a contract under which the fund, the buyer under the contract, acquires a security subject to the obligation of the seller (or repurchase agreement counterparty) to repurchase, and the fund to resell, the security at a fixed time and price, which represents the fund's cost plus interest (or, for repurchase agreements under which the fund acquires a security and then sells it short, the fund’s cost of “borrowing” the security). A repurchase agreement with a stated maturity of longer than one week is considered an illiquid investment. It is the fund's present intention to enter into repurchase agreements only with banks and registered broker-dealers. The fund may enter into repurchase agreements, including with respect to securities it wishes to sell short. See “Short Sales” in this SAI. Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement.

The fund may be exposed to the credit risk of the repurchase agreement counterparty (or seller) in the event that the counterparty is unable to close out the repurchase agreement in accordance with its terms. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the SEC, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

The fund may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, the fund sells portfolio assets subject to an agreement by the fund to repurchase the same assets at an agreed upon price and date. The fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer’s bankruptcy or insolvency, the fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the fund’s right to repurchase the securities. The fund’s use of reverse repurchase agreements also subjects the fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as over-the-counter derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, as discussed above, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected.

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Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before the fund can dispose of it. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities. The fund may pay fees in connection with arranging loans of its portfolio securities.

Securities of Other Investment Companies

Securities of other investment companies, including shares of open- and closed-end investment companies and unit investment trusts (which may include ETFs), represent interests in collective investment portfolios that, in turn, invest directly in underlying instruments. The fund may invest in other investment companies when it has more uninvested cash than Putnam Management believes is advisable, when it receives cash collateral from securities lending arrangements, when there is a shortage of direct investments available, or when Putnam Management believes that investment companies offer attractive values.

Investment companies may be structured to perform in a similar fashion to a broad-based securities index or may focus on a particular strategy or class of assets. ETFs typically seek to track the performance or dividend yield of specific indexes or companies in related industries. These indexes may be broad-based, sector-based or international. Investing in investment companies involves substantially the same risks as investing directly in the underlying instruments, but also involves expenses at the investment company-level, such as portfolio management fees and operating expenses. These expenses are in addition to the fees and expenses of the fund itself, which may lead to duplication of expenses while the fund owns another investment company’s shares. In addition, investing in investment companies involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the underlying instruments or index. To the extent the fund invests in other investment companies that are professionally managed, its performance will also depend on the investment and research abilities of investment managers other than Putnam Management.

Open-end investment companies typically offer their shares continuously at net asset value plus any applicable sales charge and stand ready to redeem shares upon shareholder request. The shares of certain other types of investment companies, such as ETFs and closed-end investment companies, typically trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. In the case of closed-end investment companies, the number of shares is typically fixed. The securities of closed-end investment companies and ETFs carry the risk that the price the fund pays or receives may be higher or lower than the investment company’s net asset value. ETFs and closed-end investment companies are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. The shares of investment companies, particularly closed-end investment companies, may also be leveraged, which would increase the volatility of the fund’s net asset value.

The extent to which the fund can invest in securities of other investment companies, including ETFs, is generally limited by federal securities laws. For more information regarding the tax treatment of ETFs, please see “Taxes” below.

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Short Sales

The fund may engage in short sales of securities either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the fund does not own declines in value. Short sales are transactions in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the short position. The fund may also engage in short sales by entering into a repurchase agreement with respect to the security it wishes to sell short. See “– Repurchase Agreements” in this SAI. The fund will incur a gain if the price of the security declines between the date of the short sale and the date on which the fund replaces the borrowed security (or closes out the related repurchase agreement); and the fund will incur a loss if the price of the security increases between those dates. Such a loss is theoretically unlimited since the potential increase in the market price of the security sold short is not limited. Until the security is replaced, the fund must pay the lender (or repurchase agreement counterparty) any dividends or interest that accrues during the period of the loan (or repurchase agreement). To borrow (or enter into a repurchase agreement with respect to) the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The fund’s successful use of short sales is subject to Putnam Management’s ability to accurately predict movements in the market price of the security sold short. Short selling may involve financial leverage because the fund is exposed both to changes in the market price of the security sold short and to changes in the value of securities purchased with the proceeds of the short sale, effectively leveraging its assets. Under adverse market conditions, a fund may have difficulty purchasing securities to meet its short sale delivery obligations, and may be required to close out its short position at a time when the fund would not choose to do so, and may therefore have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations may not favor such sales. While the fund has an open short position, it will segregate, by appropriate notation on its books or the books of its custodian, cash or liquid assets at least equal in value to the market value of the securities sold short. The segregated amount will be “marked-to-market” daily. Because of this segregation, the fund does not consider these transactions to be “senior securities” for purposes of the 1940 Act. In connection with short sale transactions, the fund may be required to pledge certain additional assets for the benefit of the securities lender (or repurchase agreement counterparty) and the fund may, while such assets remain pledged, be limited in its ability to invest those assets in accordance with the fund’s investment strategies.

Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, in lieu of delivering the securities sold short, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement. Because that cash amount represents the fund’s maximum loss in the event of the insolvency of the counterparty, the fund will, except where the local market practice for foreign securities to be sold short requires payment prior to delivery of such securities, treat such amount, rather than the full notional amount of the repurchase agreement, as its “investment” in securities of the counterparty for purposes of all applicable investment restrictions, including its fundamental policy with respect to diversification.

Short-term Trading

In seeking the fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income when distributed to taxable individual shareholders. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose

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maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

Special Purpose Acquisition Companies

The fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Structured Investments

A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

Swap Agreements

The fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. A swap involves the exchange by the fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls or other underlying measure below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

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Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease the fund's exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, mortgage rates, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if the fund agrees to exchange payments in U.S. dollars for payments in a non-U.S. currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to that non-U.S. currency and interest rates. The fund may also engage in total return swaps, in which payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity or fixed-income security, a combination of such securities, or an index). A swap agreement may be structured with reference to an index of securities that is created and maintained by the swap counterparty. The fund may also enter into swap agreements on futures contracts including, but not limited to, index futures contracts. Swap agreements on futures contracts are generally subject to the same risks involved in the fund’s use of futures contracts, in addition to the risks involved in the fund’s use of swap agreements. See “—Futures Contracts and Related Options.” A total return swap, or a swap on a futures contract, may add leverage to a portfolio by providing investment exposure to an underlying asset or market where the fund does not own or take physical custody of such asset or invest directly in such market.

The fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund. If a counterparty's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty's insolvency. If the returns of an index upon which a swap is based are unavailable or cannot be calculated (including where the index is created and maintained by the swap counterparty), the fund may experience difficulty in valuing the swap or in determining the amounts owed to or by the counterparty, regardless of whether the counterparty has defaulted. Under certain circumstances, suitable transactions may not be available to the fund, or the fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.

The fund’s investments in swaps will generate ordinary income and losses for federal income tax purposes and may cause the fund to recognize income without receiving cash with which to make the distributions necessary to qualify and be eligible for treatment as a regulated investment company and avoid a fund-level tax. The fund may therefore need to liquidate other investments, including when it is not advantageous to do so, to meet its distribution requirement. The fund is not permitted to carry forward any net ordinary losses it realizes in a taxable year to offset ordinary income it realizes in subsequent taxable years.

The fund may also enter into options on swap agreements ("swaptions"). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Swaptions are generally subject to the same risks involved in the fund’s use of options. See “—Options on Securities.”

A credit default swap is an agreement between the fund and a counterparty that enables the fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). The fund may enter into credit default swap contracts for investment purposes. As a credit protection seller in a credit default swap contract, the

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fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the fund would keep the stream of payments and would have no payment obligations. As the seller, the fund would be subject to investment exposure on the notional amount of the swap.

The fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers or profit from changes in the creditworthiness of the particular issuer(s) (also known as “buying credit protection”). In these cases, the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the fund’s return.

Tax-exempt Securities

General description. As used in this SAI, the term "Tax-exempt Securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) the corresponding state’s personal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax-exempt Securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

Short-term Tax-exempt Securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance such public purposes.

In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term Tax-exempt Securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute Tax-exempt Securities, although the current federal tax laws place substantial limitations on the size of such issues.

Tax-exempt Securities share many of the structural features and risks of other bonds, as described elsewhere in this SAI. For example, the fund may purchase callable Tax-exempt Securities, zero-coupon Tax-exempt Securities, or “stripped” Tax-exempt Securities, which entail additional risks. The fund may also purchase structured or asset-backed Tax-exempt Securities, such as the securities (including preferred stock) of special purpose entities that hold interests in the Tax-exempt Securities of one or more issuers and issue “tranched” securities that are entitled to receive payments based on the cash flows from those underlying securities. See “—Redeemable securities,” “—Zero-coupon and Payment-in-kind Bonds,” “—Structured investments,” and “—Mortgage-backed and Asset-backed Securities” in this SAI. Structured Tax-exempt Securities may involve increased risk that the interest received by the fund may not be exempt from federal or state income tax, or that such interest may result in liability for the alternative minimum tax for shareholders of the fund. For example, in certain cases, the issuers of certain securities held by a special purpose entity may not have received an

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unqualified opinion of bond counsel that the interest from the securities will be exempt from federal income tax and (if applicable) the corresponding state’s personal income tax.

The amount of information about the financial condition of an issuer of Tax-exempt Securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. As a result, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities of better-known issuers.

Escrow-secured or pre-refunded bonds. These securities are created when an issuer uses the proceeds from a new bond issue to buy high grade, interest-bearing debt securities, generally direct obligations of the U.S. government, in order to redeem (or “pre-refund”), before maturity, an outstanding bond issue that is not immediately callable. These securities are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the pre-refunded bond until that bond’s call date. Pre-refunded bonds often receive an ‘AAA’ or equivalent rating. Because pre-refunded bonds still bear the same interest rate, and have a very high credit quality, their price may increase. However, as the original bond approaches its call date, the bond's price will fall to its call price.

Residual interest bonds. The fund may invest in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or a periodic auction process, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Tobacco Settlement Revenue Bonds. The fund may invest in tobacco settlement revenue bonds, which are secured by an issuing state’s proportionate share of payments under the Master Settlement Agreement (“MSA”). The MSA is an agreement that was reached out of court in November 1998 between 46 states and six U.S. jurisdictions and tobacco manufacturers representing an overwhelming majority of U.S. market share. The MSA provides for annual payments by the manufacturers to the states and jurisdictions in perpetuity in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA. Within some states, certain localities may in turn be allocated a specific portion of the state’s MSA payment pursuant to an arrangement with the state.

A number of state and local governments have securitized the future flow of payments under the MSA by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to the fund, are dependent on the receipt of future settlement payments by the state or its instrumentality. The actual amount of future settlement payments may vary based on, among other things, annual domestic cigarette shipments, inflation, the financial capability of participating tobacco companies, and certain offsets for disputed payments. Payments made by tobacco manufacturers could be reduced if cigarette shipments continue to decline below the base levels used in establishing manufacturers’ payment obligations under the MSA. Demand for cigarettes in the U.S. could continue to decline based on many factors, including, without limitation, anti-smoking campaigns, tax increases, price increases implemented to recoup the cost of payments by tobacco companies under the MSA, reduced ability to advertise, enforcement of laws prohibiting sales to minors, elimination of certain sales venues such as vending machines, and the spread of local ordinances restricting smoking in public places.

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Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. The bankruptcy of an MSA-participating manufacturer could cause delays or reductions in bond payments, which would affect the fund’s net asset value. Under the MSA, a market share loss by MSA-participating tobacco manufacturers to non-MSA participating manufacturers would also cause a downward adjustment in the payment amounts under some circumstances.

The MSA and tobacco manufacturers have been and continue to be subject to various legal claims, including, among others, claims that the MSA violates federal antitrust law. In addition, the United States Department of Justice has alleged in a civil lawsuit that the major tobacco companies defrauded and misled the American public about the health risks associated with smoking cigarettes. An adverse outcome to this lawsuit or to any other litigation matters or regulatory actions relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers.

In addition to the risks described above, tobacco settlement revenue bonds are subject to other risks described in this SAI, including the risks of asset-backed securities discussed under “Mortgage-backed and Asset-backed Securities.”

Participation interests (Money Market Funds only). The money market funds may invest in Tax-exempt Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Tax-exempt Securities, provided that, in the opinion of counsel, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Tax-exempt Securities will be exempt from federal income tax to the same extent as interest on the Tax-exempt Securities. The money market funds may also invest in Tax-exempt Securities by purchasing from banks participation interests in all or part of specific holdings of Tax-exempt Securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the money market funds in connection with the arrangement. The money market funds will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the IRS that interest earned by it on Tax-exempt Securities in which it holds such participation interests is exempt from federal income tax. No money market fund expects to invest more than 5% of its assets in participation interests.

Stand-by commitments. When the fund purchases Tax-exempt Securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those Tax-exempt Securities. A stand-by commitment may be considered a security independent of the Tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying Tax-exempt security to a third party at any time. The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. The fund does not expect to assign any value to stand-by commitments.

Yields. The yields on Tax-exempt Securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the Tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the Tax-exempt Securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax-exempt Securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of Tax-exempt Securities or changes in the investment objectives of investors. Subsequent to purchase by the fund, an issue of Tax-exempt Securities or other investments may cease to be rated, or its rating may be reduced below the

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minimum rating required for purchase by the fund. Putnam Management will consider such an event in its determination of whether the fund should continue to hold an investment in its portfolio. Downgrades of Tax-exempt Securities held by a money market fund may require the fund to sell such securities, potentially at a loss.

"Moral obligation" bonds. The fund may invest in so-called “moral obligation” bonds, where repayment of the bond is backed by a moral (but not legally binding) commitment of an entity other than the issuer, such as a state legislature, to pay. Such a commitment may be in addition to the legal commitment of the issuer to repay the bond or may represent the only payment obligation with respect to the bond (where, for example, no amount has yet been specifically appropriated to pay the bond. See “—Municipal leases” below.)

Municipal leases. The fund may acquire participations in lease obligations or installment purchase contract obligations (collectively, “lease obligations”) of municipal authorities or entities. Lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged. Certain of these lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a “non-appropriation” lease, the fund’s ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.

Additional risks. Securities in which the fund may invest, including Tax-exempt Securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their Tax-exempt Securities may be materially affected.

From time to time, legislation may be introduced or litigation may arise that may restrict or eliminate the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of Tax-exempt Securities. Further proposals limiting the issuance of Tax-exempt Securities may well be introduced in the future. If it appeared that the availability of Tax-exempt Securities for investment by the fund and the value of the fund's portfolio could be materially affected by such changes in law, the Trustees of the fund would reevaluate its goal and policies and consider changes in the structure of the fund or its dissolution. Shareholders should consult their tax advisors for the current law on tax-exempt bonds and securities.

Warrants

The fund may invest in warrants, which are instruments that give the fund the right to purchase certain securities from an issuer at a specific price (the “strike price”) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

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In addition to warrants on securities, the fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

Zero-coupon and Payment-in-kind Bonds

The fund may invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the fund to liquidate investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements under the Code.

TAXES

The following discussion of U.S. federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

Taxation of the fund. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

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(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the fund’s taxable year, (i) at least 50% of the market value of the fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the fund’s total assets is invested, including through corporations in which the fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income of a regulated investment company derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in paragraph (b) above, identification of the issuer (or, in some cases, issuers) of a particular fund investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the fund’s ability to meet the diversification test in (b) above. Also, for the purposes of the diversification test in paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to U. S. federal income tax on income or gains distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If the fund were to fail to meet the income, diversification or distribution test described above, the fund could in some cases cure such failure, including by paying a fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If the fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be

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eligible for the dividends received deduction in the case of corporate shareholders, and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of the fund’s shares (as described below). In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

The fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income (if any). The fund may distribute its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards). Investment company taxable income (which is retained by the fund) will be subject to tax at regular corporate rates. The fund may also retain for investment its net capital gain. If the fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If the fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The fund is not required to, and there can be no assurance the fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income and its earnings and profits, a regulated investment company generally may also elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion, if any, of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss, if any, from the sale, exchange or other taxable disposition of property, attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary loss, if any, attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would otherwise be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

The fund distributes its net investment income and capital gains to shareholders as dividends at least annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid U.S. federal income or excise tax. Under current law, provided it is not treated as a “personal holding company” for U.S. federal income tax purposes, the fund is permitted to treat the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the fund’s accumulated earnings

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and profits as a dividend on the fund’s tax return. This practice, which involves the use of tax equalization, will have the effect of reducing the amount of income and gains that the fund is required to distribute as dividends to shareholders in order for the fund to avoid U. S. federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and the amount of any undistributed income will be reflected in the value of the shares of the fund; the total return on a shareholder’s investment will not be reduced as a result of this distribution policy.

Fund distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) generally are taxable to shareholders as ordinary income to the extent derived from the fund’s investment income and net short-term capital gains. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares of the fund or other Putnam funds.

Taxes on distributions of capital gains are determined by how long the fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter the fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain that are properly reported by the fund as capital gain dividends (“Capital Gain Dividends”) will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions from capital gains generally are made after applying any available capital loss carryforwards. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the fund of net investment income and capital gains (other than exempt-interest dividends) as described herein, and (ii) any net gain from the sale, redemption, exchange or other taxable disposition of fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the fund.

Distributions of investment income reported by the fund as “qualified dividend income” received by an individual will be taxed at the reduced rates applicable to net capital gain. In order for some portion of the dividends received by a fund shareholder to be qualified dividend income, the fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the fund’s shares. In general, a dividend will not be treated as qualified dividend income (at either the fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Each fund, other than fixed-income and money market funds, generally expects to report eligible dividends as qualified dividend income.

In general, distributions of investment income reported by the fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder

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meets the holding period and other requirements described above with respect to such fund’s shares. In any event, if the aggregate qualified dividends received by the fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the fund’s dividends (other than dividends properly reported as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

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Any distribution of income attributable to qualified REIT dividends or qualified publicly traded partnership income from a Fund's investment in a REIT or MLP, as applicable, will not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such REIT or MLP directly.

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In general, fixed-income and money market funds receive interest, rather than dividends, from their portfolio securities. As a result, it is not currently expected that any significant portion of such funds’ distributions to shareholders will be derived from qualified dividend income. For information regarding qualified dividend income received from underlying funds, see “Funds of funds” below.

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In general, dividends of net investment income received by corporate shareholders of the fund will qualify for the dividends-received deduction generally available to corporations only to the extent of the amount of eligible dividends received by the fund from domestic corporations for the taxable year. A dividend received by the fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). For information regarding eligibility for the dividends-received deduction of dividend income derived from an underlying fund, see “Funds of funds” below.

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Exempt-interest dividends. A fund will be qualified to pay exempt-interest dividends to its shareholders if, at the close of each quarter of the fund’s taxable year, at least 50% of the total value of the fund’s assets consists of obligations the interest on which is exempt from federal income tax under Section 103(a) of the Code. In some cases, the fund may also pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests (see “Funds of funds,” below). Distributions that the fund reports as exempt-interest dividends are treated as interest excludable from shareholders’ gross income for federal income tax purposes but may be taxable for federal alternative minimum tax (“AMT”) purposes and for state and local purposes. If the fund intends to qualify to pay exempt-interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

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Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund’s total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the IRS to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are “substantial users” of the facilities financed by such obligations or bonds or who are “related persons” of such substantial users.

A fund that is qualified to pay exempt-interest dividends will notify its shareholders in a written statement of the portion of distributions for the taxable year that constitutes exempt-interest dividends.

Exempt-interest dividends may be taxable for purposes of the federal AMT. For individual shareholders, exempt-interest dividends that are derived from interest on private activity bonds that are issued after August 7, 1986 (other than a “qualified 501(c)(3) bond,” as such term is defined in the Code) generally must be included in an individual’s tax base for purposes of calculating the shareholder’s liability for U.S. federal AMT. Corporate shareholders will be required to include all exempt-interest dividends in determining their federal AMT. The AMT calculation for corporations is based, in part, on a corporation’s earnings and profits for the year. A corporation must include all exempt-interest dividends in calculating its earnings and profits for the year. Putnam AMT-Free Municipal Fund intends to distribute exempt-interest dividends that will not be taxable for federal AMT purposes for individuals. It intends to make such distributions by investing in Tax-exempt Securities other than private activity bonds that are issued after August 7, 1986 (other than “qualified 501(c)(3) bonds,” as such term is defined in the Code). Because corporate shareholders are required to include all exempt-interest dividends in determining their federal AMT, exempt-interest dividends distributed by Putnam AMT-Free Municipal Fund will be taxable for purposes of the federal AMT.

Funds of funds. If the fund invests in shares of underlying funds, a portion of its distributable income and gains will consist of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until and only to the extent that it disposes of shares of the underlying fund in a transaction qualifying for sale or exchange treatment or those losses reduce distributions required to be made by the underlying fund. Moreover, even when the fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for U.S. federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund).

In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to the fund’s sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the fund at a loss and the fund acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the fund’s hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

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As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that the fund will be required to distribute to shareholders may be greater than such amounts would have been had the fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the amount or timing of distributions from the fund qualifying for treatment as being of a particular character (e.g., as long-term capital gain, exempt interest, eligible for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the fund invested directly in the securities held by the underlying funds.

If the fund receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund reports such dividends as “qualified dividend income,” then the fund may, in turn, report a portion of its distributions as “qualified dividend income” as well, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

If the fund receives dividends from an underlying fund and the underlying fund reports such dividends as eligible for the dividends-received deduction, then the fund is permitted, in turn, to designate a portion of its distributions as eligible for the dividends-received deduction, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

If the fund were to own 20% or more of the voting interests of an underlying fund, subject to a safe harbor in respect of certain fund of funds arrangements, the fund would be required to “look through” the underlying fund to its holdings and combine the appropriate percentage (as determined pursuant to the applicable Treasury Regulations) of the underlying fund’s assets with the fund’s assets for purposes of satisfying the 25% diversification test described above.

If, at the close of each quarter of the fund’s taxable year, at least 50% of its total assets consists of interests in other regulated investment companies (such fund, a “qualified fund of funds”), the fund will be permitted to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests, or interest on any tax-exempt obligations in which it directly invests, if any. For further information regarding exempt-interest dividends, see “Exempt-interest dividends,” above.

If the fund is a qualified fund of funds, the fund will be entitled to elect to pass through to its shareholders a credit or deduction for foreign taxes (if any) borne in respect of foreign securities income earned by the fund, or by any underlying funds and passed through to the fund. If the fund so elects, shareholders will include in gross income from foreign sources their pro rata shares of such taxes, if any, treated as paid by the fund. Even if the fund is eligible to make such an election for a given year, it may determine not to do so. If the fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction. See “Foreign taxes” below for more information.

Derivatives, hedging and related transactions; certain exposure to commodities. In general, option premiums received by the fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by the fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of the fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction.

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Thus, for example, if an option written by the fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

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Certain covered call writing activities of the fund may trigger the U.S. federal income tax straddle rules contained primarily in Section 1092 of the Code. Very generally, where applicable, Section 1092 requires (i) that losses be deferred on positions deemed to be offsetting positions with respect to “substantially similar or related property,” to the extent of unrealized gain in the latter, and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be terminated and begin anew once the position is no longer part of a straddle. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the dividends-received deduction, as the case may be.

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In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the Commodities Futures Trading Commission is treated as short-term gain or loss, and 60% is treated as long-term gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, such contracts held by the fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

The fund’s investment in swaps, if any, will generate ordinary income and losses for federal income tax purposes. The fund’s investments in futures and swaps may cause the fund to recognize income without receiving cash with which to make the distributions necessary to qualify and be eligible for treatment as a regulated investment company and avoid a fund-level tax. The fund may therefore need to liquidate other investments, including when it is not advantageous to do so, to meet its distribution requirement. The fund is not permitted to carry forward any net ordinary losses it realizes in a taxable year to offset ordinary income it realizes in subsequent taxable years.

In addition to the special rules described above in respect of options, futures transactions and swaps, the fund’s derivative transactions, including transactions in options, futures contracts, straddles, securities loan and other similar transactions, including for hedging purposes, will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund’s securities, convert long-term capital gains into short-term capital gains, short-term capital losses into long-term capital losses, or capital gains into ordinary income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund may make any applicable elections pertaining to such transactions consistent with the interests of the fund.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

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A fund’s use of commodity-linked derivatives can be limited by the fund’s intention to qualify as a regulated investment company and can bear on its ability to so qualify. Income and gains from certain commodity-linked derivatives do not constitute qualifying income to a regulated investment company for purposes of the 90% gross income test described above. The tax treatment of certain other commodity-linked derivative instruments in which the fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a regulated investment company. If the fund were to treat income or gain from a particular instrument as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the fund would fail to qualify as a regulated investment company unless it is eligible to and does pay a tax at the fund level.

The tax rules are uncertain with respect to the treatment of income or gains arising in respect of commodity-linked exchange-traded notes (“ETNs”) and certain commodity-linked structured notes; also, the timing and character of income or gains arising from ETNs can be uncertain. An adverse determination or future guidance by the IRS (which determination or guidance could be retroactive) may affect the fund’s ability to qualify for treatment as a regulated investment company and to avoid a fund-level tax.

To the extent that, in order to achieve exposure to commodities, the fund invests in entities that are treated as pass-through vehicles for U.S. federal income tax purposes, including, for instance, certain ETFs (e.g., ETFs investing in gold bullion) and partnerships other than qualified publicly traded partnerships (as defined earlier), all or a portion of any income and gains from such entities could constitute non-qualifying income to the fund for purposes of the 90% gross income requirement described above. In such a case, the fund’s investments in such entities could be limited by its intention to qualify as a regulated investment company and could bear on its ability to so qualify. Certain commodities-related ETFs may qualify as qualified publicly traded partnerships. In such cases, the net income derived from such investments will constitute qualifying income for purposes of the 90% gross income requirement. If, however, such a vehicle were to fail to qualify as a qualified publicly traded partnership in a particular year, a portion of the gross income derived from it in such year could constitute non-qualifying income to the fund for purposes of the 90% gross income requirement and thus could adversely affect the fund’s ability to qualify as a regulated investment company for a particular year. In addition, the diversification requirement described above for regulated investment company qualification will limit the fund’s investments in one or more vehicles that are qualified publicly traded partnerships to 25% of the fund’s total assets as of the close of each quarter of the fund’s taxable year.

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Each of Putnam PanAgora Managed Futures Strategy and Putnam PanAgora Risk Parity Fund intends to gain exposure to commodities and commodity-related investments, in whole or in part, through each fund’s respective Subsidiary. A U.S. person who owns (directly, indirectly or constructively) 10 percent or more of the total combined voting power of all classes of stock of a foreign corporation or 10% or more of the total value of shares of all classes of stock of a foreign corporation is a “United States Shareholder” for purposes of the CFC provisions of the Code. A foreign corporation is a CFC if, on any day of its taxable year, more than 50 percent of the voting power or value of its stock is owned (directly, indirectly or constructively) by “United States Shareholders.” Because each of Putnam PanAgora Managed Futures Strategy and Putnam PanAgora Risk Parity Fund is a U.S. person that owns all of the stock of its respective Subsidiary, each of Putnam PanAgora Managed Futures Strategy and Putnam PanAgora Risk Parity Fund is a “United States Shareholder” and each Subsidiary is a CFC. As a “United States Shareholder,” each of Putnam PanAgora Managed Futures Strategy and Putnam PanAgora Risk Parity Fund is required to include in gross income for United States federal income tax purposes, as ordinary income, all of its Subsidiary’s “subpart F income,” whether or not such income is distributed by the applicable Subsidiary, which may increase the ordinary income recognized by the fund. “Subpart F income” generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives. “Subpart F income” also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in commodities. It is expected that all of the Subsidiaries’ income will be “subpart F income.” Each fund’s recognition of its Subsidiary’s “subpart F income” will increase

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such fund’s tax basis in its Subsidiary’s shares. Distributions by a Subsidiary to the applicable fund will be tax-free, to the extent of such Subsidiary’s previously undistributed “subpart F income,” and will correspondingly reduce the fund’s tax basis in its Subsidiary’s shares. “Subpart F income” is generally treated as ordinary income, regardless of the character of a Subsidiary’s underlying income. If a net loss is realized by a Subsidiary, such loss is generally not available to offset income or capital gain generated from the fund’s other investments. In addition, a Subsidiary is not permitted to carry forward any net ordinary losses it realizes in a taxable year to offset ordinary income it realizes in subsequent taxable years.

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The rules regarding the extent to which such subpart F inclusions will be treated as "qualifying income" for purposes of the 90% gross income requirement described above are unclear and currently under consideration. In the absence of further guidance, Putnam PanAgora Managed Futures Strategy and Putnam PanAgora Risk Parity Fund will seek to ensure that they satisfy the 90% gross income requirement, including but not limited to by ensuring that each Subsidiary timely distributes to the applicable fund an amount equal to such Subsidiary’s subpart F income by the end of the Subsidiary’s taxable year. In order to make such distributions, a Subsidiary may be required to sell investments, including at a time when it may be disadvantageous to do so. If either of Putnam PanAgora Managed Futures Strategy and Putnam PanAgora Risk Parity Fund were to fail to meet the 90% gross income requirement or otherwise were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, such fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the fund could be required to pay substantial taxes, penalties and interest, and to make substantial distributions, in order to re-qualify for such special treatment.

Certain of the fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the fund's transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and its taxable income. If such a difference arises, and the fund’s book income is less than its taxable income (or, for tax-exempt funds, the sum of its net tax-exempt and taxable income), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to eliminate fund-level income tax. In the alternative, if the fund’s book income exceeds the sum of its taxable income and tax-exempt income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.

Investments in REITs. The fund’s investment in REIT equity securities may result in the fund’s receipt of cash in excess of the REIT’s earnings. If the fund distributes such amounts, such distribution could constitute a return of capital to the fund shareholders for U.S. federal income tax purposes. Dividends received by the fund from a REIT generally will not constitute qualified dividend income and will not qualify for the corporate dividends-received deduction.

Mortgage-related securities. The fund may invest in REITs, including REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in collateralized mortgage obligations (“CMOs”) with respect to which an election to be treated as a REMIC is in effect), REITs that are themselves taxable mortgage pools (“TMPs”) or REITs that invest in TMPs. Under a notice issued by the IRS in October 2006 and Treasury regulations that have not yet been issued, but apply retroactively, a portion of the fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as the fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or TMP residual interest directly. As a result, a fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below.

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In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code. Any investment in residual interests of CMO that has elected to be treated as a REMIC can create complex tax problems, especially if the fund has state or local governments or other tax-exempt organizations as shareholders.

Income of a fund that would be UBTI if earned directly by a tax-exempt entity generally will not constitute UBTI when distributed to a tax-exempt shareholder of the fund. Notwithstanding the foregoing, a tax-exempt shareholder will recognize UBTI by virtue of its investment in the fund if shares in the fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the fund recognizes excess inclusion income derived from direct or indirect investments in REMIC residual interests or TMPs if the amount of such income recognized by the fund exceeds the fund's investment company taxable income (after taking into account deductions for dividends paid by the fund).

Under legislation enacted in December 2006, a charitable remainder trust (“CRT”), as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a fund that recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes excess inclusion income, then the fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the fund. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the fund.

Return of capital distributions. If the fund makes a distribution in and with respect to any taxable year to a shareholder in excess of the fund’s current and accumulated earnings and profits, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares. Dividends and distributions on the fund’s shares generally are subject to federal income tax as described herein to the extent they do not exceed the fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized income and gains may be required to be distributed even when the fund’s net asset value also reflects unrealized losses. Distributions are taxable to a shareholder even if they are paid from income or gains earned by the fund prior to the shareholder’s investment (and thus included in the price paid by the shareholder).

Securities issued or purchased at a discount. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by the fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in the fund’s income (and required to be distributed by the fund) over the term of the debt

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security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the fund holding the security receives no interest payment in cash on the security during the year.

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Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by the fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Subject to the discussion below regarding Section 451 of the Code, (i) generally any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security, (ii) alternatively, the fund may elect to accrue market discount currently, in which case the fund will be required to include the accrued market discount in the fund's income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security, and (iii) the rate at which the market discount accrues, and thus is included in the fund's income, will depend upon which of the permitted accrual methods the Fund elects. Notwithstanding the foregoing, effective for taxable years beginning after 2017, Section 451 of the Code generally requires any accrual method taxpayer to take into account items of gross income no later than the time at which such items are taken into account as revenue in the taxpayer's financial statements. The application of Section 451 to the accrual of market discount is currently unclear. If Section 451 applies to the accrual of market discount, the Fund must include in income any market discount as it takes the same into account on its financial statements.

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Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by the fund may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price) or OID. The fund will be required to include the acquisition discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income.

If the fund holds the foregoing kinds of obligations, or other obligations subject to special rules under the Code, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the fund actually received. Such distributions may be made from the cash assets of the fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause the fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than if the fund had not held such obligations.

Securities purchased at a premium. Very generally, where the fund purchases a bond at a price that exceeds the redemption price at maturity (i.e., a premium), the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if the fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the fund is permitted to deduct any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require the fund to reduce its tax basis by the amount of amortized premium.

January 30, 2018	II-72

Higher-Risk obligations. The fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the fund. Tax rules are not entirely clear about issues such as whether the fund should recognize market discount on a debt obligation and, if so, the amount of market discount the fund should recognize; when the fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the fund when, as and if it invests in such obligations, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Capital loss carryforward. Distributions from capital gains generally are made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the fund retains or distributes such gains. If a fund incurs or has incurred capital losses in excess of capital gains (“net capital losses”) in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years; any such carryforward losses will retain their character as short-term or long-term. If the fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset long-term capital gains. The fund must use any post 2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. The amounts and expiration dates, if any, of any capital loss carryforwards available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in this Part II of the SAI or incorporated by reference into this SAI.

Foreign taxes. If more than 50% of the fund’s assets at taxable year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. A qualified fund of funds also may elect to pass through to its shareholders foreign taxes it has paid or foreign taxes passed through to it by any underlying fund that itself elected to pass through such taxes to shareholders (see “Funds of funds” above). In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if the fund is eligible to make such an election for a given year, it may determine not to do so. However, even if the fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.

Passive Foreign Investment Companies. Investments treated as equity for federal income tax purposes in certain “passive foreign investment companies” (“PFICs”, as defined below) could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on the proceeds from the disposition of its investment in such a company. This tax cannot be eliminated by making distributions to fund shareholders; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a “qualified electing fund.” The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed by the fund to avoid taxation. Making either of these elections therefore may require the fund to liquidate other investments to meet its distribution requirement,

January 30, 2018	II-73

which may also accelerate the recognition of gain and affect the fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.” If the fund indirectly invests in PFICs by virtue of the fund’s investments in other funds, it may not make such PFIC elections; rather, the underlying funds directly investing in the PFICs would decide whether to make such elections.

Because it is not always possible to identify a foreign corporation as a PFIC, the fund may incur the tax and interest charges described above in some instances.

A PFIC is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Foreign currency-denominated transactions and related hedging transactions. The fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses generally will reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the fund to offset income or gains earned in subsequent taxable years.

Sale, exchange or redemption of shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss generally will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. This loss disallowance, however, does not apply with respect to redemptions of fund shares held for six months or less with respect to a regular exempt-interest dividend paid by the fund if such fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis, and pays such dividends at least on a monthly basis. In addition, any loss (not already disallowed as provided in the preceding sentences) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Cost basis reporting. Upon the redemption or exchange of a shareholder’s shares in the fund, the fund, or, if such shareholder’s shares are then held through a financial intermediary, the financial intermediary, will be required to provide the shareholder and the IRS with cost basis and certain other related tax information about the fund shares the shareholder redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Shareholders can visit www.putnam.com/costbasis, or call the fund at 1-800-225-1581, or consult their financial representatives, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Shareholders should consult their tax advisors to determine which available cost basis method is best for them.

January 30, 2018	II-74

Shares purchased through tax-qualified plans. Special tax rules apply to investments through employer-sponsored retirement plans and other tax-qualified plans or tax-advantaged arrangements. Shareholders should consult their tax advisors to determine the suitability of shares of the fund as an investment through such plans and arrangements and the precise effect of an investment on their particular tax situation.

Backup withholding. The fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

In order for a foreign investor to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a fund should consult their tax advisors in this regard.

Tax shelter reporting regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Non-U.S. shareholders. Distributions by the fund to shareholders that are not “U.S. persons” within the meaning of the Code (“foreign shareholders”) properly reported by the fund as (1) Capital Gain Dividends, (2) interest-related dividends, (3) short-term capital gain dividends, each as defined below and subject to certain conditions described below, and (4) exempt-interest dividends generally are not subject to withholding of U.S. federal income tax.

In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by the fund in a written notice to shareholders. The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. If the fund invests in other regulated investment companies that pay Capital Gain Dividends, short-term capital gain dividends or interest-related dividends to the fund, such distributions retain their character as not subject to withholding if properly reported when paid by the fund to foreign shareholders. The fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. In the case of

January 30, 2018	II-75

shares held through an intermediary, the intermediary may withhold even if the fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders.

The fact that a fund achieves its goals by investing in underlying funds generally does not adversely affect the fund’s ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its investments in underlying funds, except possibly to the extent that (1) interest-related dividends received by the fund are offset by deductions allocable to the fund’s qualified interest income or (2) short-term capital gain dividends received by the fund are offset by the fund’s net short- or long-term capital losses, in which case the amount of a distribution from the fund to a foreign shareholder that is properly reported as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds.

Distributions by the fund to foreign shareholders other than Capital Gain Dividends, interest-related dividends, and short-term capital gain dividends and exempt-interest dividends (e.g., dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S.-source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the fund, unless (i) such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States; (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder's sale of shares of the fund (as described below).

If a beneficial holder who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

Special rules would apply if the fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs generally are defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. A fund that holds, directly or indirectly, significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including regulated investment companies and REITs that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in regulated investment companies generally are not USRPIs, but these exceptions do not apply for purposes of determining whether a fund is a QIE.

If an interest in the fund were a USRPI, the fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally

January 30, 2018	II-76

would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

If the fund were a QIE under a special “look-through” rule, any distributions by the fund to a foreign shareholder (including, in certain cases, distributions made by the fund in redemption of its shares) attributable directly or indirectly to (i) distributions received by the fund from a lower-tier regulated investment company or REIT that the fund is required to treat as USRPI gain in its hands and (ii) gains realized on the disposition of USRPIs by the fund would retain their character as gains realized from USRPIs in the hands of the fund’s foreign shareholders and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the fund.

Foreign shareholders of the fund also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of fund shares.

Foreign shareholders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in the fund.

Other reporting and withholding requirements. Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require a fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays and 30% of the gross proceeds of share redemptions or exchanges and certain Capital Gain Dividends it pays on or after January 1, 2019. If a payment by the fund is subject to FATCA withholding, the fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends, short-term capital gain dividends and interest-related dividends).

Each prospective investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

General Considerations. The U.S. federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the fund, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

January 30, 2018	II-77

MANAGEMENT

Trustees

Name, Address[1], Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Liaquat Ahamed (Born	Author; won Pulitzer	Trustee of the Brookings Institution (a nonprofit
1952), Trustee since 2012	Prize for Lords of	public policy organization). Mr. Ahamed is also a
	Finance: The Bankers	director of the Rohatyn Group, an emerging-market
	Who Broke the World.	fund complex that manages money for institutions.
	Director of Aspen	Mr. Ahamed has 25 years experience in the
	Insurance Co., a New	management of fixed income portfolios and was
	York Stock Exchange	previously the Chief Executive Officer of Fischer
	company and Chair of	Francis Trees & Watts, Inc., a fixed-income
	the Aspen Board’s	investment management subsidiary of BNP Paribas.
	Investment Committee.	Mr. Ahamed holds a B.A. in economics from Trinity
College, Cambridge University and an M.A. in
economics from Harvard University.

Ravi Akhoury (Born 1947),	Served as Chairman and	Director of RAGE Frameworks, Inc. and English
Trustee since 2009	CEO of MacKay Shields	Helper, Inc. (each a private software company). Mr.
	(a multi-product	Akhoury previously served as Director of Jacob
	investment management	Ballas Capital India (a non-banking finance company
	firm) from 1992 to 2007.	focused on private equity advisory services) and a
member of its Compensation Committee. He also
served as Director and on the Compensation
Committee of MaxIndia/New York Life Insurance
Company in India. Mr. Akhoury is also a Trustee of
the Rubin Museum, serving on the Investment
Committee, and of American India Foundation. Mr.
Akhoury is a former Vice President and Investment
Policy Committee member of Fischer, Francis, Trees
and Watts (a fixed-income investment management
subsidiary of BNP Paribas). He previously served on
the Board of Bharti Telecom (an Indian
telecommunications company) and was a member of
its Audit and Compensation Committees. He also
served on the Board of Thompson Press (a publishing
company) and was a member of its Audit Committee.
Mr. Akhoury graduated from the Indian Institute of
Technology with a BS in Engineering and obtained
an MS in Quantitative Methods from SUNY at Stony
Brook.

January 30, 2018	II-78

Name, Address[1], Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Barbara M. Baumann (Born	President of Cross Creek	Director of Buckeye Partners, L.P. (a publicly traded
1955), Trustee since 2010	Energy Corporation, a	master limited partnership focused on pipeline
	strategic consultant to	transport, storage and distribution of petroleum
	domestic energy firms	products) and Devon Energy Corporation (a leading
	and direct investor in	independent natural gas and oil exploration and
	energy projects.	production company). She is the Chair of the Board
of Trustees of Mount Holyoke College, serves on the
board of The Denver Foundation, is a former Chair of
the Board, and a current Board member, of Girls Inc.
of Metro Denver (a nonprofit organization
benefitting young women), and serves on the Finance
Committee of the Children’s Hospital of Colorado.
Until September 2014, Ms. Baumann was a director
of UNS Energy Corporation (a publicly held electric
and gas utility in Arizona). Until May 2014, Ms.
Baumann was a Director of SM Energy Corporation
(a publicly held U.S. exploration and production
company). Until May 2012, Ms. Baumann was a
Director of CVR Energy, Inc. (a publicly held
petroleum refiner and fertilizer manufacturer). Prior
to 2003, she was Executive Vice President of
Associated Energy Managers, LLC (a domestic
private equity firm). From 1981 until 2000 she held a
variety of financial and operational management
positions with the global energy company Amoco
Corporation and its successor, BP. Ms. Baumann
holds a B.A. from Mount Holyoke College and an
MBA from The Wharton School of the University of
Pennsylvania.

Jameson A. Baxter (Born	President of Baxter	Chair of the Mutual Fund Directors Forum; Director
1943), Trustee since 1994,	Associates, Inc., (a	of the Adirondack Land Trust; and Trustee of The
Vice Chair from 2005 to 2011	private investment firm).	Nature Conservancy’s Adirondack Chapter. Until
and Chair since 2011		2011, Ms. Baxter was a Director of ASHTA
Chemicals Inc. Until 2007, Ms. Baxter was a
Director of Banta Corporation (a printing and supply
chain management company), Ryerson, Inc. (a
metals service company) and Advocate Health Care.
She has also served as a director on a number of other
boards including BoardSource (formerly the
National Center for Nonprofit Boards), Intermatic
Corporation (a manufacturer of energy control
products) and MB Financial. She is Chairman
Emeritus of the Board of Trustees, Mount Holyoke
College. Ms. Baxter is also a graduate of Mount
Holyoke College.

January 30, 2018	II-79

Name, Address[1], Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Katinka Domotorffy (Born	Voting member of the	Director of Reach Out and Read of Greater New
1975), Trustee since 2012	Investment Committees	York, an organization dedicated to promoting
	of the Anne Ray	childhood literacy, of the Great Lakes Science
	Foundation and Margaret	Center, and of College Now Greater Cleveland. Ms.
	A. Cargill Foundation,	Domotorffy holds a BSc in Economics from the
	part of the Margaret A.	University of Pennsylvania and an MSc in
	Cargill Philanthropies.	Accounting and Finance from the London School of
	Prior to 2012, Ms.	Economics.
Domotorffy was Partner,
Chief Investment
Officer, and Global Head
of Quantitative
Investment Strategies at
Goldman Sachs Asset
Management.

Catharine Bond Hill (Born	Managing Director of	Director of Yale-NUS College; Alumni Fellow to the
1954), Trustee since 2017	Ithaka S+R (a	Yale Corporation. Dr. Hill graduated from Williams
	not-for-profit service that	College, earned a bachelor’s degree and a master’s
	helps the academic	degree at Brasenose College, Oxford University, and
	community navigate	completed her doctorate in economics at Yale
	economic and	University.
technological change).
From 2006 to 2016, Dr.
Hill served as the 10th
president of Vassar
College. Prior to 2006,
she was the provost of
Williams College.

January 30, 2018	II-80

Name, Address[1], Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Paul L. Joskow (Born 1947),	President of the Alfred P.	Trustee of Yale University; a Director of Exelon
Trustee since 1997	Sloan Foundation (a	Corporation (an energy company focused on power
	philanthropic institution	services); and a Member of the Board of Overseers of
	focused primarily on	the Boston Symphony Orchestra. Prior to April 2013,
	research and education	he served as Director of TransCanada Corporation
	on issues related to	and TransCanada Pipelines Ltd. (energy companies
	science, technology and	focused on natural gas transmission, oil pipelines,
	economic performance).	and power services.) Prior to August 2007, he served
	He is the Elizabeth and	as a Director of National Grid (a U.K.-based holding
	James Killian Professor	company with interests in electric and gas
	of Economics, Emeritus	transmission and distribution and
	at the Massachusetts	telecommunications infrastructure). Prior to July,
	Institute of Technology	2006, he served as President of the Yale University
	(“MIT”).	Council. Prior to February 2005, he served on the
	Prior to 2007, he was the	board of the Whitehead Institute for Biomedical
	Director of the Center for	Research (a non-profit research institution). Prior to
	Energy and	February 2002, he was a Director of State Farm
	Environmental Policy	Indemnity Company (an automobile insurance
	Research at MIT.	company), and prior to March 2000, he was a
Director of New England Electric System (a public
utility holding company). Dr. Joskow holds a Ph.D.
and a M.Phil. from Yale University and a B.A. from
Cornell University.

Kenneth R. Leibler (Born	A founder and former	Until November 2010, Mr. Leibler was a Director of
1949), Trustee since 2006 and	Chairman of the Boston	Ruder Finn Group (a global communications and
Vice Chair since 2016	Options Exchange (an	advertising firm). Prior to December 2006, Mr.
	electronic market place	Leibler served as a Director of the Optimum Funds
	for the trading of listed	Group. Prior to October 2006, he served as a Director
	derivatives securities).	of ISO New England (the organization responsible
	He is currently Vice	for the operation of the electric generation system in
	Chairman Emeritus of	the New England states). Prior to 2000, he was a
	the Board of Trustees of	Director of the Investment Company Institute in
	Beth Israel Deaconess	Washington, D.C. Prior to January 2005, Mr. Leibler
	Hospital in Boston and a	served as Chairman and Chief Executive Officer of
	former Director of Beth	the Boston Stock Exchange. Prior to January 2000,
	Israel Deaconess Care	he served as President and Chief Executive Officer of
	Organization, an	Liberty Financial Companies (a publicly traded
	accountable care group	diversified asset management organization). Prior to
	jointly owned by the	June 1990, he served as President and Chief
	medical center and its	Operating Officer of the American Stock Exchange
	affiliated physicians	(AMEX). Prior to serving as AMEX President, he
	network. He is also	held the position of Chief Financial Officer, and
	Director of Eversource	headed its management and marketing operations.
	Corporation, which	Mr. Leibler graduated with a B.A. in Economics
	operates New England’s	from Syracuse University.
largest energy delivery
system.

January 30, 2018	II-81

Name, Address[1], Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Robert E. Patterson (Born	Prior to March 15, 2017,	Mr. Patterson is past Chairman and served as a
1945), Trustee since 1984	Co-Chairman of Cabot	Trustee of the Joslin Diabetes Center. Prior to
	Properties, Inc. (a private	December 2001, Mr. Patterson served as the
	equity firm investing in	President and as a Trustee of Cabot Industrial Trust
	commercial real estate)	(a publicly-traded real estate investment trust). He
	and Chairman or	has also served as a Trustee of the Sea Education
	Co-Chairman of the	Association. Prior to 1998, he was Executive Vice
	Investment Committees	President and Director of Acquisitions of Cabot
	for various Cabot Funds.	Partners Limited Partnership (a registered investment
	He currently serves as	adviser involved in institutional real estate
	Senior Advisor to these	investments). Prior to 1990, he served as Executive
	entities.	Vice President of Cabot, Cabot & Forbes Realty
Advisers, Inc. (the predecessor company of Cabot
Partners). Mr. Patterson practiced law and held
various positions in state government, and was the
founding Executive Director of the Massachusetts
Industrial Finance Agency. Mr. Patterson is a
graduate of Harvard College and Harvard Law
School.

George Putnam, III (Born	Chairman of New	Director of The Boston Family Office, LLC (a
1951), Trustee since 1984	Generation Research,	registered investment advisor), a Trustee of
	Inc. (a publisher of	Epiphany School and a Trustee of the Marine
	financial advisory and	Biological Laboratory. Until 2010, Mr. Putnam was a
	other research services)	Trustee of St. Mark’s School. Until 2006, Mr.
	and President of New	Putnam was a Trustee of Shore Country Day School.
	Generation Advisors,	Until 2002, he was a Trustee of the Sea Education
	LLC (a registered	Association. Mr. Putnam is a graduate of Harvard
	investment adviser to	College, Harvard Business School and Harvard Law
	private funds), which are	School.
firms he founded in
1986. Prior to June 2007,
Mr. Putnam was
President of the Putnam
Funds.

Manoj P. Singh (Born 1952),	Until 2015, chief	Director of Abt Associates (a global research firm
Trustee since 2017	operating officer and	working in the fields of health, social and
	global managing director	environmental policy, and international
	at Deloitte Touche	development); Trustee of Carnegie Mellon
	Tohmatsu, Ltd. (a global	University; Trustee of the Rubin Museum; Director
	professional services	of Pratham USA (an organization dedicated to
	organization). He served	children’s education in India); member of the
	on the Deloitte U.S.	advisory board of Altimetrik (a business
	board of directors and the	transformation and technology solutions firm); and
	boards of Deloitte	Director of DXC Technology (a global IT services
	member firms in China,	and consulting company). Mr. Singh holds a
	Mexico and Southeast	bachelor’s degree in electrical engineering from the
	Asia.	Indian Institute of Technology and an MS in
industrial administration from Carnegie Mellon
University.

January 30, 2018	II-82

Name, Address[1], Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Interested Trustees

*Robert L. Reynolds (Born	President and Chief	Director of several not-for-profit boards, including
1952), Trustee since 2008	Executive Officer of	West Virginia University Foundation, the Concord
	Putnam Investments	Museum, Dana-Farber Cancer Institute, and Boston
	since 2008 and, since	Chamber of Commerce. He is a member of the Chief
	2014, President and	Executives Club of Boston, the National
	Chief Executive Officer	Innovation Initiative, and the Council on
	of Great-West Financial,	Competitiveness, and he is a former President of the
	a financial services	Commercial Club of Boston. Prior to 2008, he served
	company that provides	as a Director of FMR Corporation, Fidelity
	retirement savings plans,	Investments Insurance Ltd., Fidelity Investments
	life insurance, and	Canada Ltd., and Fidelity Management Trust
	annuity and executive	Company and as a Trustee of the Fidelity Family of
	benefits products, and of	Funds. Mr. Reynolds received a B.S. in Business
	Great-West Lifeco U.S.	Administration with a major in Finance from West
	Inc., a holding company	Virginia University.
that owns Putnam
Investments and
Great-West Financial.
Member of Putnam
Investments’ and
Great-West Financial’s
Board of Directors. Prior
to joining Putnam
Investments in 2008, Mr.
Reynolds was Vice
Chairman and Chief
Operating Officer of
Fidelity Investments
from 2000 to 2007.


1 The address of each Trustee is One Post Office Square, Boston, MA 02109. As of December 31, 2017, there were 106 Putnam Funds.


2 Each Trustee serves for an indefinite term, until his or her resignation, retirement during the year he or she reaches age 75, death or removal.

* Trustee who is an “interested person” (as defined in the 1940 Act) of the fund and Putnam Management. Mr. Reynolds is deemed an “interested person” by virtue of his positions as an officer of the fund and Putnam Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds.

January 30, 2018	II-83

Trustee Qualifications

Each of the fund’s Trustees, with the exception of Dr. Hill and Mr. Singh, was most recently elected by shareholders of the fund during 2014, although most of the Trustees have served on the Board for many years. The Board Policy and Nominating Committee is responsible for recommending proposed nominees for election to the full Board of Trustees for its approval. As part of its deliberative process, the Committee considers the experience, qualifications, attributes and skills that it determines would benefit the Putnam funds at the time.

In recommending the election of the board members as Trustees, the Committee generally considered the educational, business and professional experience of each Trustee in determining his or her qualifications to serve as a Trustee of the fund, including the Trustee's record of service as a director or trustee of public and private organizations. (This included, but was not limited to, consideration of the specific experience noted in the preceding table.) In the case of most members of the Board, the Committee considered his or her previous service as a member of the Board of Trustees of the Putnam funds, which demonstrated a high level of diligence and commitment to the interests of fund shareholders and an ability to work effectively and collegially with other members of the Board.

The Committee also considered, among other factors, the particular attributes described below with respect to the various individual Trustees and considered the attributes as indicative of the person’s ability to deal effectively with the types of financial, regulatory, and/or investment matters that typically arise in the course of a Trustee’s work:

Liaquat Ahamed -- Mr. Ahamed’s experience as Chief Executive Officer of a major investment management organization and as head of the investment division at the World Bank, as well as his experience as an author of economic literature.

Ravi Akhoury -- Mr. Akhoury's experience as Chairman and Chief Executive Officer of a major investment management organization.

Barbara M. Baumann -- Ms. Baumann’s experience in the energy industry as a consultant, an investor, and in both financial and operational management positions at a global energy company, and her service as a director of multiple NYSE companies.

Jameson A. Baxter -- Ms. Baxter's experience in corporate finance acquired in the course of her career at a major investment bank, her experience as a director and audit committee chair of two NYSE companies and her role as Chair of the Mutual Fund Directors Forum.

Katinka Domotorffy -- Ms. Domotorffy’s experience as Chief Investment Officer and Global Head of Quantitative Investment Strategies at a major asset management organization.

Catharine Bond Hill -- Dr. Hill’s education and experience as an economist and as president and provost of colleges in the United States.

Paul L. Joskow -- Dr. Joskow's education and experience as a professional economist familiar with financial economics and related issues and his service on multiple for-profit boards.

Kenneth R. Leibler -- Mr. Leibler's extensive experience in the financial services industry, including as Chief Executive Officer of a major asset management organization, and his service as a director of various public and private companies.

Robert E. Patterson -- Mr. Patterson’s training and experience as an attorney and his experience as president of a NYSE company.

January 30, 2018	II-84

George Putnam, III -- Mr. Putnam’s training and experience as an attorney, his experience as the founder and Chief Executive Officer of an investment management firm and his experience as an author of various publications on the subject of investments.

Manoj P. Singh -- Mr. Singh’s experience as chief operating officer and global managing director of a global professional services organization that provided accounting, consulting, tax, risk management, and financial advisory services.

Interested Trustee

Robert L. Reynolds -- Mr. Reynolds’s extensive experience as a senior executive of one of the largest mutual fund organizations in the United States and his current role as President and Chief Executive Officer of Putnam Investments.

On March 23, 2016, Great-West Financial, a company under common control with Putnam Investments, LLC and of which Mr. Reynolds is the Chief Executive Officer, entered into a loan agreement as the lending party with Cabot Industrial Core Fund Operating Partnership, L.P (“Cabot OP”), the guarantor for a collection of six borrowing parties, each being a limited liability company wholly owned by Cabot OP. The loan is intended to provide long-term financing in the form of a 7 year loan totaling $72.25 million to Cabot Industrial Core Fund, L.P. (the “Cabot Fund”). Cabot OP is an entity through which the Cabot Fund holds certain investments. The interest rate for the loan is 3.48%. Mr. Patterson may be deemed to have had an indirect interest in the transaction, or an indirect relationship with Great-West Financial, through his former position as an officer of Cabot OP and as the former Co-Chairman of the Investment Committee of the Cabot Fund, which approved the proposed loan on behalf of the borrowing parties. Prior to his retirement on March 15, 2017, Mr. Patterson had an 18.3% ownership interest in Cabot Properties, Inc., the highest controlling entity of Cabot OP, and was also a 14.3% partner in Cabot Properties, L.P., the asset manager of the Cabot Fund. Upon his retirement, pursuant to the terms of the governing agreements of Cabot Properties, Inc. and Cabot Properties, L.P., Mr. Patterson ceased to have any rights as a stockholder or partner, except with respect to his right to receive payment.

Officers

In addition to Robert L. Reynolds, the fund’s President, the other officers of the fund are shown below. All of the officers of your fund are employees of Putnam Management or its affiliates or are members of the Trustees’ independent administrative staff.

Name, Address[1], Year of Birth,	Length of Service with	Principal Occupation(s) During Past 5 Years and
Position(s) Held with Fund	the Putnam Funds[2]	Position(s) with Fund’s Investment Adviser and
Distributor[3]

Jonathan S. Horwitz[4] (Born 1955)	Since 2004	Executive Vice President, Principal Executive
Executive Vice President, Principal		Officer, and Compliance Liaison, The Putnam Funds.
Executive Officer, and Compliance
Liaison

Robert T. Burns (Born 1961)	Since 2011	General Counsel, Putnam Investments, Putnam
Vice President and Chief Legal		Management and Putnam Retail Management.
Officer

James F. Clark[3] (Born 1974)	Since 2016	Chief Compliance Officer, Putnam Investments and
Vice President and Chief Compliance		Putnam Management (2016 – Present).
Officer		Associate General Counsel, Putnam Investments,
Putnam Management and Putnam Retail
Management (2003-2015).

Michael J. Higgins[4] (Born 1976)	Since 2010	Vice President, Treasurer, and Clerk, The Putnam
Vice President, Treasurer, and Clerk		Funds

January 30, 2018	II-85

Name, Address[1], Year of Birth,	Length of Service with	Principal Occupation(s) During Past 5 Years and
Position(s) Held with Fund	the Putnam Funds[2]	Position(s) with Fund’s Investment Adviser and
Distributor[3]

Janet C. Smith (Born 1965)	Since 2007	Head of Fund Administration Services, Putnam
Vice President, Principal Financial		Investments and Putnam Management.
Officer, Principal Accounting Officer,
and Assistant Treasurer

Susan G. Malloy (Born 1957)	Since 2007	Head of Accounting, Middle Office, and Control
Vice President and Assistant		Services, Putnam Investments, and Putnam
Treasurer		Management.

Mark C. Trenchard (Born 1962)	Since 2002	Director of Operational Compliance, Putnam
Vice President and BSA Compliance		Investments and Putnam Retail Management
Officer

Nancy E. Florek[4] (Born 1957)	Since 2000	Vice President, Director of Proxy Voting and
Vice President, Director of Proxy		Corporate Governance, Assistant Clerk, and
Voting and Corporate Governance,		Assistant Treasurer, The Putnam Funds.
Assistant Clerk, and Assistant
Treasurer

Denere P. Poulack[4] (Born 1968)	Since 2004	Assistant Vice President, Assistant Clerk, and
Assistant Vice President, Assistant		Assistant Treasurer, The Putnam Funds.
Clerk, and Assistant Treasurer

1 The address of each Officer is One Post Office Square, Boston, MA 02109.

2 Each officer serves for an indefinite term, until his or her resignation, retirement, death or removal.

3 Prior positions and/or officer appointments with the fund or the fund’s investment adviser and distributor have been omitted.

4 Officers of the fund indicated are members of the Trustees’ independent administrative staff. Compensation for these individuals is fixed by the Trustees and reimbursed to Putnam Management by the funds.

Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

Leadership Structure and Standing Committees of the Board of Trustees

For details regarding the number of times the standing committees of the Board of Trustees met during a fund's last fiscal year, see "Trustee responsibilities and fees" in Part I of this SAI.

Board Leadership Structure. Currently, 11 of the 12 Trustees of your fund are Independent Trustees, meaning that they are not considered "interested persons" of your fund or its investment manager. These Independent Trustees must vote separately to approve all financial arrangements and other agreements with your fund’s investment manager and other affiliated parties. The role of independent trustees has been characterized as that of a “watchdog” charged with oversight to protect shareholders’ interests against overreaching and abuse by those who are in a position to control or influence a fund. Your fund’s Independent Trustees meet regularly as a group in executive session (i.e., without representatives of your fund’s investment manager or its affiliates present). An Independent Trustee currently serves as chair of the Board.

Taking into account the number, the diversity and the complexity of the funds overseen by the Board and the aggregate amount of assets under management, your fund’s Trustees have determined that the efficient conduct

January 30, 2018	II-86

of the Board's affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. The Executive Committee, Audit, Compliance and Distributions Committee, and Board Policy and Nominating Committee are authorized to take action on certain matters as specified in their charters or in policies and procedures relating to the governance of the funds; with respect to other matters, these committees review and evaluate and make recommendations to the Trustees as they deem appropriate. The other committees also review and evaluate matters specified in their charters and make recommendations to the Trustees as they deem appropriate. Each committee may utilize the resources of your fund’s independent staff, counsel and independent registered public accountants as well as other experts. The committees meet as often as appropriate, either in conjunction with regular meetings of the Trustees or otherwise. The membership and chair of each committee are appointed by the Trustees upon recommendation of the Board Policy and Nominating Committee. Each committee is chaired by an Independent Trustee and, except as noted below, the membership and chairs of each committee consist exclusively of Independent Trustees.

The Trustees have determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of the fund's affairs. While risk management is the primary responsibility of the fund's investment manager, the Trustees receive reports regarding investment risks, compliance risks and other risks. The Board and certain committees also meet periodically with the funds’ Chief Compliance Officer to receive compliance reports. In addition, the Board and its Investment Oversight Committees meet periodically with the portfolio managers of the funds to receive reports regarding the management of the funds. The Board's committee structure allows separate committees to focus on different aspects of these risks and their potential impact on some or all of the funds and to discuss with the fund's investment manager how it monitors and controls risks.

The Board recognizes that the reports it receives concerning risk management matters are, by their nature, typically summaries of the relevant information. Moreover, the Board recognizes that not all risks that may affect your fund can be identified in advance; that it may not be practical or cost effective to eliminate or to mitigate certain risks; that it may be necessary to bear certain risks (such as investment-related risks) in seeking to achieve your fund’s investment objectives; and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. As a result of the foregoing and for other reasons, the Board’s risk management oversight is subject to substantial limitations.

Audit, Compliance and Distributions Committee. The Audit, Compliance and Distributions Committee provides oversight on matters relating to the preparation of the funds’ financial statements, compliance matters, internal audit functions, and Codes of Ethics issues. This oversight is discharged by regularly meeting with management and the funds’ independent registered public accountants and keeping current on industry developments. Duties of this Committee also include the review and evaluation of all matters and relationships pertaining to the funds’ independent registered public accountants, including their independence. The Committee also oversees all dividends and distributions by the funds. The Committee makes recommendations to the Trustees of the funds regarding the amount and timing of distributions paid by the funds, and determines such matters when the Trustees are not in session. The Committee also oversees the policies and procedures pursuant to which Putnam Management prepares recommendations for distributions, and meets regularly with representatives of Putnam Management to review the implementation of these policies and procedures. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The members of the Committee include only Independent Trustees. Each member of the Committee also is “independent,” as that term is interpreted for purposes of Rule 10A-3(b)(1) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and the listing standards of the NYSE. The Board has adopted a written charter for the Committee, a current copy of which is available at putnam.com/about-putnam. The Committee currently consists of Mses. Baumann (Chairperson), Baxter and Domotorffy, and Messrs. Akhoury, Patterson and Singh.

Board Policy and Nominating Committee. The Board Policy and Nominating Committee reviews matters pertaining to the operations of the Board of Trustees and its Committees, the compensation of the Trustees and their staff, and the conduct of legal affairs for the funds. The Committee evaluates and recommends all

January 30, 2018	II-87

candidates for election as Trustees and recommends the appointment of members and chairs of each board committee. The Committee will consider nominees for Trustee recommended by shareholders of a fund provided that such recommendations are submitted by the date disclosed in the fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the Exchange Act. The Committee also reviews policy matters affecting the operation of the Board and its independent staff. In addition, the Committee oversees the voting of proxies associated with portfolio investments of the funds with the goal of ensuring that these proxies are voted in the best interest of the funds’ shareholders. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee generally believes that the Board benefits from diversity of background, experience and views among its members, and considers this as a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Committee is composed entirely of Independent Trustees and currently consists of Dr. Joskow (Chairperson), Messrs. Leibler, Patterson and Putnam, and Mses. Baxter and Baumann.

Brokerage Committee. The Brokerage Committee reviews the funds' policies regarding the execution of portfolio trades and Putnam Management's practices and procedures relating to the implementation of those policies. The Committee reviews periodic reports on the cost and quality of execution of portfolio transactions and the extent to which brokerage commissions have been used (i) by Putnam Management to obtain brokerage and research services generally useful to it in managing the portfolios of the funds and of its other clients, and (ii) by the funds to pay for certain fund expenses. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Messrs. Ahamed (Chairperson), Leibler and Putnam, and Drs. Hill and Joskow.

Contract Committee. The Contract Committee reviews and evaluates at least annually all arrangements pertaining to (i) the engagement of Putnam Management and its affiliates to provide services to the funds, (ii) the expenditure of the funds' assets for distribution purposes pursuant to Distribution Plans of the funds, and (iii) the engagement of other persons to provide material services to the funds, including in particular those instances where the cost of services is shared between the funds and Putnam Management and its affiliates or where Putnam Management or its affiliates have a material interest. The Committee also reviews the proposed organization of new fund products, proposed structural changes to existing funds and matters relating to closed-end funds. The Committee reports and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Messrs. Putnam (Chairperson), Ahamed and Leibler, and Drs. Hill and Joskow.

Executive Committee. The functions of the Executive Committee are twofold. The first is to ensure that the funds’ business may be conducted at times when it is not feasible to convene a meeting of the Trustees or for the Trustees to act by written consent. The Committee may exercise any or all of the power and authority of the Trustees when the Trustees are not in session. The second is to review annual and ongoing goals, objectives and priorities for the Board and to facilitate coordination of all efforts between the Trustees and Putnam Management on behalf of the shareholders of the funds. The Committee currently consists of Mses. Baxter (Chairperson) and Baumann, and Messrs. Leibler and Putnam.

Investment Oversight Committees. The Investment Oversight Committees regularly meet with investment personnel of Putnam Management to review the investment performance and strategies of the funds in light of their stated goals and policies. The Committees seek to identify any compliance issues that are unique to the applicable categories of funds and work with the appropriate board committees to ensure that any such issues are properly addressed. Investment Oversight Committee A currently consists of Mses. Domotorffy (Chairperson) and Baumann, Messrs. Leibler and Putnam, and Drs. Hill and Joskow. Investment Oversight Committee B currently consists of Messrs. Akhoury (Chairperson), Ahamed, Patterson, Reynolds and Singh, and Ms. Baxter.

Pricing Committee. The Pricing Committee oversees the valuation of assets of the Putnam funds and reviews the funds’ policies and procedures for achieving accurate and timely pricing of fund shares. The Committee also oversees implementation of these policies, including fair value determinations of individual securities made by Putnam Management or other designated agents of the funds. The Committee also oversees compliance by

January 30, 2018	II-88

money market funds with Rule 2a-7 under the 1940 Act and the correction of occasional pricing errors. The Committee also reviews matters related to the liquidity of portfolio holdings. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Messrs. Singh (Chairperson), Akhoury and Patterson, and Mses. Baumann, Baxter and Domotorffy.

Indemnification of Trustees

The Agreement and Declaration of Trust of each fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it has been finally adjudicated that (a) they have not acted in good faith, (b) they have not acted in the reasonable belief that their actions were (i) in the best interests of the fund or (ii) at least were not opposed to the best interests of the fund, (c) in the case of a criminal proceeding, they had reasonable cause to believe the action was unlawful or (d) they were liable to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

For details of Trustees’ fees paid by the fund and information concerning retirement guidelines for the Trustees, see “Charges and expenses” in Part I of this SAI.

Putnam Management and its Affiliates

Putnam Management is one of America’s oldest and largest money management firms. Putnam Management’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund’s portfolio. By pooling an investor’s money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937.

Putnam Management is a subsidiary of Putnam Investments. Great-West Lifeco Inc., a financial services holding company with operations in Canada, the United States and Europe and a member of the Power Financial Corporation group of companies, owns a majority interest in Putnam Investments. Power Financial Corporation, a diversified management and holding company with direct and indirect interests in the financial services sector in Canada, the United States and Europe, is a subsidiary of Power Corporation of Canada, a diversified international management and holding company with interests in companies in the financial services, communications and other business sectors. The Desmarais Family Residuary Trust, a trust established pursuant to the Last Will and Testament of the Honourable Paul G. Desmarais, directly and indirectly controls a majority of the voting shares of Power Corporation of Canada.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Putnam Investments or its parent companies will benefit from the advisory fees, sales commissions, distribution fees and transfer agency fees paid or allowed by the fund.

The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund’s net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund’s portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers that furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

January 30, 2018	II-89

For details of Putnam Management’s compensation under the Management Contract, see “Charges and expenses” in Part I of this SAI. Putnam Management’s compensation under the Management Contract may be reduced in any year if the fund’s expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term “expenses” is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Fund-specific expense limitation. Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund’s expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. For the purpose of determining any such limitation on Putnam Management’s compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. The terms of any such expense limitation specific to a particular fund are described in the prospectus and/or Part I of this SAI.

General expense limitation.

For retail open-end funds except Putnam Dynamic Asset Allocation Equity Fund, Putnam Global Sector Fund, Putnam Mortgage Opportunities Fund, Putnam Retirement Income Fund Lifestyle 1, Putnam RetirementReady® Funds, and Putnam Short-Term Investment Fund. Through the expiration of the one-year period following the effective date of the annual update of each fund’s Registration Statement, Putnam Management will waive fees and/or reimburse expenses of the fund to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), extraordinary expenses, acquired fund fees and expenses, and payments under the fund’s investor servicing contract, the fund’s investment management contract (including any applicable performance-based upward or downward adjustment to a fund’s base management fee), and the fund’s distribution plans, to an annual (measured on a fiscal year basis) rate of 0.20% of the fund’s average net assets.

For Putnam Dynamic Asset Allocation Equity Fund Only: Putnam Management has contractually agreed to waive fees and/or reimburse expenses of the fund through September 30, 2018 to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), extraordinary expenses, acquired fund fees and expenses, and payments under the fund’s investor servicing contract, the fund’s investment management contract, and the fund’s distribution plans, to an annual (measured on a fiscal year basis) rate of 0.02% of the fund’s average net assets.

For all funds: In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

The amount of this reimbursement for the fund’s most recent fiscal year is included in “Charges and expenses” in Part I of this SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Retail Management pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the

January 30, 2018	II-90

fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on not less than 60 days’ written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Putnam Management has entered into a Master Sub-Accounting Services Agreement with State Street Bank and Trust Company ("State Street"), under which Putnam Management has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund. Putnam Management pays State Street a fee, monthly, based on a combination of fixed annual charges and charges based on the fund's assets and the number and types of securities held by the fund, and reimburses State Street for certain out-of-pocket expenses.

The Sub-Manager

If so disclosed in the fund’s prospectus, PIL, an affiliate of Putnam Management, has been retained as the sub-manager for a portion of the assets of the fund, as determined by Putnam Management from time to time, pursuant to a sub-management agreement between Putnam Management and PIL. Under the terms of the sub-management contract, PIL, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PIL from time to time by Putnam Management and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management. Putnam Management may also, at its discretion, request PIL to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers. PIL, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties.

The sub-management contract provides that PIL shall not be subject to any liability to Putnam Management, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PIL.

The sub-management contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PIL or Putnam Management, on not more than 60 days’ nor less than 30 days’ written notice. The sub-management contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-management contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

The Sub-Adviser

The Putnam Advisory Company, LLC

If so disclosed in the fund’s prospectus, PAC, an affiliate of Putnam Management, has been retained as a sub-adviser for a portion of the assets of the fund, as determined from time to time by Putnam Management or,

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with respect to portions of a fund’s assets for which PIL acts as sub-manager as described above, by PIL pursuant to a sub-advisory contract among Putnam Management, PIL and PAC. Under certain terms of the sub-advisory contract, PAC, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PAC from time to time by Putnam Management or PIL, as applicable and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management or PIL, as the case may be. Putnam Management or PIL, as the case may be, may also, at its discretion, request PAC to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers.

PAC, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties. The sub-advisory contract provides that PAC shall not be subject to any liability to Putnam Management, PIL, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PAC.

The sub-advisory contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PAC, PIL or Putnam Management, on not more than 60 days’ nor less than 30 days’ written notice. The sub-advisory contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-advisory contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

PanAgora

If so disclosed in the fund’s prospectus, PanAgora, an affiliate of Putnam Management, has been retained as the sub-adviser for a portion of the assets of the fund, as determined from time to time by Putnam Management, by Putnam Management pursuant to a sub-advisory agreement between Putnam Management and PanAgora.

PanAgora, a Delaware corporation, is located at 470 Atlantic Avenue, 8th Floor, Boston, Massachusetts 02210. PanAgora was founded in 1989 and is jointly owned by Power Financial Corporation (through a series of subsidiaries, including Great West Lifeco Inc. and Putnam Investments, LLC), Nippon Life Insurance (“NLI”) of Japan, and certain key employees.

Under certain terms of the sub-advisory agreement, PanAgora, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PanAgora from time to time by Putnam Management, and makes investment decisions on behalf of such portion of the fund, subject to the supervision of the Board of Trustees and Putnam Management.

PanAgora, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties. The sub-advisory agreement provides that PanAgora shall not be subject to any liability to Putnam Management, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PanAgora.

The sub-advisory agreement may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PanAgora or Putnam Management, on not more than 60 days’ nor less than 30 days’ written notice. The sub-advisory agreement also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-advisory agreement provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam

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Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Portfolio Transactions

Potential conflicts of interest in managing multiple accounts.

Putnam Management

Like other investment professionals with multiple clients, the fund’s Portfolio Manager(s) may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “PORTFOLIO MANAGER(S)” “Other accounts managed” at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

• The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

• The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

• The trading of other accounts could be used to benefit higher-fee accounts (front- running).

• The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management’s policies:

• Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

• All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

• All trading must be effected through Putnam’s trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

• Front running is strictly prohibited.

• Except as provided in Part I of this SAI, the fund’s Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management’s investment professionals do not have the opportunity to invest in client

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accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish “pilot” or “incubator” funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund’s Portfolio Manager(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management’s policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation – neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management’s daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management’s opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam Management’s trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam Management and the fund’s Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different goals and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different goals, policies or restrictions than the fund. Depending on goals or other factors, the Portfolio Manager(s) may give advice and make decisions for another account that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

Under federal securities laws, a short sale of a security by another client of Putnam Management or its affiliates (other than another registered investment company) within five business days prior to a public offering of the same securities (the timing of which is generally not known to Putnam in advance) may prohibit the fund from

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participating in the public offering, which could cause the fund to miss an otherwise favorable investment opportunity or to pay a higher price for the securities in the secondary markets.

The fund’s Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts. For information on restrictions imposed on personal securities transactions of the fund’s Portfolio Manager(s), please see “Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund.”

PanAgora

The portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of the fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include retirement plans and separately managed accounts, as well as incubated accounts. The other accounts might have similar investment objectives as the fund, or hold, purchase or sell securities that are eligible to be held, purchased or sold by the fund. While the portfolio managers’ management of other accounts may give rise to the following potential conflicts of interest, PanAgora does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, PanAgora believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers’ day-to-day management of the fund. Because of their positions with the fund, the portfolio managers know the size, timing and possible market impact of the fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the fund. However, PanAgora has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers’ management of the fund, and other accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors other accounts over the fund. This conflict of interest may be exacerbated to the extent that PanAgora or the portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts than the fund. Notwithstanding this theoretical conflict of interest, it is PanAgora’s policy to manage each account based on its investment objectives and related restrictions and, as discussed above, PanAgora has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions. For example, while the portfolio managers may buy for other accounts securities that differ in identity or quantity from securities bought for the fund, such securities might not be suitable for the fund given its investment objective and related restrictions.

For information about other funds and accounts managed by the fund’s Portfolio Manager(s), please refer to “Who oversees and manages the fund(s)?” in the prospectus and “PORTFOLIO MANAGER(S)” “Other accounts managed” in Part I of the SAI.

Brokerage and research services.

Transactions on stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions may vary among different brokers. A particular broker may charge different commissions according to such factors as execution venue and exchange. Although the fund does not typically pay commissions for principal transactions in the over-the-counter markets, such as the markets for most fixed income securities and certain derivatives, an undisclosed amount of profit or “mark-up” is included in the price the fund pays. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. See "Charges and expenses" in Part I of this SAI for information concerning commissions paid by the fund.

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It has for many years been a common practice in the investment advisory business for broker-dealers that execute portfolio transactions for the clients of advisers of investment companies and other institutional investors to provide those advisers with brokerage and research services, as defined in Section 28(e) of the Exchange Act. Consistent with this practice, Putnam Management receives brokerage and research services from broker-dealers with which Putnam Management places the fund's portfolio transactions. The services that broker-dealers may provide to Putnam Management’s managers and analysts include, among others, brokerage and trading systems, economic analysis, investment research, industry and company reviews, statistical information, market data, evaluations of investments, recommendations as to the purchase and sale of investments and performance measurement services. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. Research services provided by broker-dealers are supplemental to Putnam Management’s own research efforts and relieve Putnam Management of expenses it might otherwise have borne in generating such research. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive brokerage and research services even though Putnam Management might otherwise be required to purchase some of these services for cash. Putnam Management may also use portfolio transactions to generate “soft dollar” credits to pay for “mixed-use” services (i.e., products or services that may be used both for investment- and non-investment-related purposes), but in such instances Putnam Management uses its own resources to pay for that portion of the mixed-use product or service that in its good-faith judgment does not relate to investment or brokerage purposes. Putnam Management may also allocate trades to generate soft dollar credits for third-party investment research reports and related fundamental research.

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Putnam Management places all orders for the purchase and sale of portfolio investments for the funds, and buys and sells investments for the funds, through a substantial number of brokers and dealers. In selecting broker-dealers to execute the funds’ portfolio transactions, Putnam Management uses its best efforts to obtain for each fund the most favorable price and execution reasonably available under the circumstances, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution and in considering the overall reasonableness of the brokerage commissions paid, Putnam Management, having in mind the fund’s best interests, considers all factors it deems relevant, including, in no particular order of importance, and by way of illustration, the price, size and type of the transaction, the nature of the market for the security or other investment, the amount of the commission, research and brokerage services provided by a broker-dealer (except that research is not a factor in selecting broker-dealers in the case of funds sub-advised by PIL), the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved, the benefit of any capital committed by a broker-dealer to facilitate the efficient execution of the transaction and the quality of service rendered by the broker-dealer in other transactions.

Except with respect to research services for funds sub-advised by PIL, Putnam Management may cause the fund to pay a broker-dealer that provides “brokerage and research services” (as defined in the Exchange Act and as described above) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission another broker-dealer would have charged for effecting that transaction. Putnam Management may also instruct an executing broker to “step out” a portion of the trades placed with a broker to other brokers that provide brokerage and research services to Putnam Management. Putnam Management’s authority to cause the fund to pay any such greater commissions or to instruct a broker to “step out” a portion of a trade is subject to the requirements of applicable law and such policies as the Trustees may adopt from time to time. It is the position of the staff of the SEC that Section 28(e) of the Exchange Act does not apply to the payment of such greater commissions in “principal” transactions. Accordingly, Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

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The Trustees of the funds have directed Putnam Management, subject to seeking most favorable pricing and execution, to use its best efforts to allocate a portion of overall fund trades to trading programs which generate commission credits to pay fund expenses such as shareholder servicing and custody charges. The extent of any commission credits generated for this purpose may vary significantly from time to time and from fund to fund depending on, among other things, the nature of each fund's trading activities and market conditions.

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The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract. Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Principal Underwriter

Putnam Retail Management, located at One Post Office Square, Boston, MA 02109, is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Retail Management is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. See “Charges and expenses” in Part I of this SAI for information on sales charges and other payments received by Putnam Retail Management.

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Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund

Employees of Putnam Management, PIL, PAC, PanAgora and Putnam Retail Management and officers and Trustees of the fund are subject to significant restrictions on engaging in personal securities transactions. These restrictions are set forth in the Codes of Ethics adopted by Putnam Management, PIL, PAC and Putnam Retail Management (the “Putnam Investments Code of Ethics”), by PanAgora (the “PanAgora Code of Ethics”) and by the fund (the “Putnam Funds Code of Ethics” and each of the Putnam Investments Code of Ethics, the PanAgora Code of Ethics and the Putnam Funds Code of Ethics, a “Code of Ethics”). Each Code of Ethics, in accordance with Rule 17j-1 under the 1940 Act, contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the fund.

The Putnam Investments Code of Ethics and, as applicable, the PanAgora Code of Ethics do not prohibit personnel from investing in securities that may be purchased or held by the fund. However, each Code of Ethics, consistent with standards recommended by the Investment Company Institute’s Advisory Group on Personal Investing and requirements established by Rule 17j-1 and rules adopted under the Investment Advisers Act of 1940, among other things, prohibits personal securities investments without pre-clearance, imposes time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and requires the timely submission of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.

The Putnam Funds Code of Ethics incorporates and applies the restrictions of the Putnam Investments Code of Ethics to officers and Trustees of the fund who are affiliated with Putnam Investments. The Putnam Funds Code of Ethics does not prohibit unaffiliated officers and Trustees from investing in securities that may be held by the fund; however, the Putnam Funds Code of Ethics regulates the personal securities transactions of unaffiliated Trustees of the fund, including limiting the time periods during which they may personally buy and sell certain securities and requiring them to submit reports of personal securities transactions under certain circumstances.

The fund’s Trustees, in compliance with Rule 17j-1, approved each Code of Ethics and are required to approve any material changes to each Code of Ethics. The Trustees also provide continued oversight of personal investment policies and annually evaluate the implementation and effectiveness of each Code of Ethics.

Investor Servicing Agent

Putnam Investor Services, located at One Post Office Square, Boston, MA 02109, is the fund’s investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the fund.

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The fee paid to Putnam Investor Services with respect to assets attributable to non-defined contribution plan accounts (which include accounts maintained directly with the fund, accounts underlying omnibus accounts maintained by financial intermediaries with the fund, accounts of Section 529 college savings plans that are allocated to the fund and accounts of certain funds that operate as funds-of-funds (other than the Putnam RetirementReady Funds) that are allocated to the fund (collectively “retail accounts”)) holding class A, class B, class C, class M, class R, class T (effective March 1, 2017), class T1 and class Y shares, subject to certain limitations, is an annual fee that includes (1) a per account fee for each retail account of the fund that is applicable to the funds in its specified product category, and (2) a fee based on a specified rate of each fund’s average daily net assets that is based on the rate applicable to the funds in its specified product category. The fund categories used for purposes of calculating the per account fee described above are based on product type. The accounts of 529 plans and certain funds-of-funds (other than the Putnam RetirementReady Funds) are

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included in the determination of the number of accounts at the underlying fund level in proportion to the percentage of the investing fund’s net assets that are invested in the particular underlying fund.

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For the Putnam RetirementReady Funds, the fees paid to Putnam Investor Services with respect to assets attributable to retail accounts holding class A, class B, class C, class M, class R, class T and class Y shares, are based on a specified rate of the fund’s average daily net assets attributable to such retail accounts.

The fees paid to Putnam Investor Services with respect to defined contribution plan accounts holding class A, class B, class C, class M, class R, class T, class T1 and class Y shares are based on a specified rate of the average of the net assets attributable to such defined contribution plan accounts invested in a fund as of the end of the month and the end of the prior month.

Putnam Investor Services has agreed, through August 31, 2018, that the aggregate investor servicing fees for each fund’s retail and defined contribution plan accounts will not exceed an annual rate of 0.250% of the fund’s average daily net assets attributable to such accounts.

The fee paid to Putnam Investor Services with respect to class R5 shares is based on an annual rate of 0.15% of each fund’s average daily net assets attributable to class R5 shares, except that an annual rate of 0.12% of each fund’s average daily net assets attributable to class R5 shares applies to Putnam American Government Income Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Global Income Trust and Putnam Income Fund.

The fee paid to Putnam Investor Services with respect to class R6 shares is based on an annual rate of 0.05% of each fund’s average daily net assets attributable to class R6 shares.

The fee paid to Putnam Investor Services with respect to class I, class G and class P shares is based on an annual rate of 0.01% of each fund’s average daily net assets attributable to class I shares, class G and class P shares, respectively.

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Financial intermediaries (including brokers, dealers, banks, bank trust departments, registered investment advisers, financial planners, and retirement plan administrators) may own shares of the fund for the benefit of their customers in an omnibus account (including retirement plans). In these circumstances, the financial intermediaries or other third parties may provide certain sub-accounting and similar recordkeeping services for their customers’ accounts.

In recognition of these services, Putnam Investor Services may make payments to these financial intermediaries or other third parties. Payments may be based on the number of underlying accounts in an omnibus account or the assets or share class held in an account. Putnam Investor Services also makes payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts. These payments are described above under the heading “Distribution Plans – Additional Dealer Payments.”

Custodian

State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, is the fund’s custodian and the custodian of each Subsidiary. State Street is responsible for safeguarding and controlling the fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the fund’s investments, serving as the fund’s foreign custody manager, providing reports on foreign securities depositaries, making payments covering the expenses of the fund and performing other administrative

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duties. State Street does not determine the investment policies of the fund or decide which securities the fund will buy or sell. State Street has a lien on the fund’s assets to secure charges and advances made by it. The fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The fund also has an offset arrangement that may reduce the fund’s custody fee based on the amount of cash maintained by its custodian.

Counsel to the Fund and the Independent Trustees

Ropes & Gray LLP serves as counsel to the fund and the Independent Trustees, and is located at Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199.

DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the NYSE is open. Currently, the NYSE is closed Saturdays, Sundays and the following holidays: New Year’s Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving Day and Christmas Day. The fund determines net asset value as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Time. The net asset value per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.

Assets of money market funds are valued at amortized cost pursuant to Rule 2a-7 under the 1940 Act. For other funds, securities and other assets (“Securities”) for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such Securities. Currently, prices for these Securities are determined using the last reported sale price (or official closing price for Securities listed on certain markets) or, if no sales are reported (as in the case of some Securities traded over-the-counter), the last reported bid price, except that certain Securities are valued at the mean between the last reported bid and ask prices. All other Securities are valued by Putnam Management or other parties at their fair value following procedures approved by the Trustees.

Reliable market quotations are not considered to be readily available for, among other Securities, long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value, generally on the basis of valuations furnished by approved pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Other Securities, such as various types of options, are valued at fair value on the basis of valuations furnished by broker-dealers or other market intermediaries.

Putnam Management values all other Securities at fair value using its internal resources. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the Securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted Securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such Securities and any available analysts’ reports regarding the issuer. In the case of Securities that are restricted as to resale, Putnam Management determines fair value based on the inherent worth of the Security without regard to the restrictive feature, adjusted for any diminution in value resulting from the restrictive feature.

Generally, trading in certain Securities (such as foreign securities) is substantially completed each day at various times before the close of the NYSE. The closing prices for these Securities in markets or on exchanges outside the U.S. that close before the close of the NYSE may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market

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that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will vary, it is possible that fair value prices will be used by the fund to a significant extent. In addition, Securities held by some of the funds may be traded in foreign markets that are open for business on days that the fund is not, and the trading of such Securities on those days may have an impact on the value of a shareholder’s investment at a time when the shareholder cannot buy and sell shares of the fund.

Currency exchange rates used in valuing Securities are normally determined as of 4:00 p.m. Eastern Time. Occasionally, events affecting such exchange rates may occur between the time of the determination of exchange rates and the close of the NYSE, which, in the absence of fair valuation, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the currency exchange rates occur during such period, then the exchange rates used in valuing affected Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees.

In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain Securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected before the close of the NYSE. Occasionally, events affecting the value of such Securities may occur between the time of the determination of value and the close of the NYSE, which, in the absence of fair value prices, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the value of such Securities occur during such period, then these Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees. It is expected that any such instance would be very rare.

The fair value of Securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such Securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a Security at a given point in time and does not reflect an actual market price.

The fund may also value its Securities at fair value under other circumstances pursuant to procedures approved by the Trustees.

Money Market Funds

“Retail money market funds” and “government money market funds” each as defined by Rule 2a-7 under the 1940 Act generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Since the net income of a money market fund is declared as a dividend each time it is determined, the net asset value per share of a retail money market fund and government money market fund typically remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder’s investment in a money market fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of that fund in the shareholder’s account on the last business day of each month. It is expected that a money market fund’s net income will normally be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a fund determined at any time is a negative amount, a money market fund may offset such amount allocable to each then shareholder’s account from dividends accrued during the month with respect to such account. If, at the time of payment of a dividend, such negative amount exceeds a shareholder’s accrued dividends, a money market fund may reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in a money market fund.

INVESTOR SERVICES

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Shareholder Information

Each time shareholders buy or sell shares, a statement confirming the transaction and listing their current share balance will be made available for viewing electronically or delivered via mail. (Under certain investment plans, a statement may only be sent quarterly.) The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. To help shareholders take full advantage of their Putnam investment, publications covering many topics of interest to investors are available on our website or from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:00 a.m. and 8:00 p.m. Eastern Time for more information, including account balances. Shareholders can also visit the Putnam website at http://www.putnam.com.

Your Investing Account

The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through an employer-sponsored retirement plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details. A shareholder may reinvest a cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment, a shareholder may send checks to Putnam Investor Services, made payable to the fund, to purchase additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Retail Management.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the fund as described under "How do I sell or exchange fund shares?" in the prospectus. Putnam funds no longer issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued to enable more convenient maintenance of the account as a book-entry account.

Putnam Retail Management, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Retail Management, which may modify or terminate this service at any time.

The fund pays Putnam Investor Services' fees for maintaining Investing Accounts.

Checkwriting Privilege. For those funds that allow shareholders, as disclosed in the prospectus, to redeem shares by check, Putnam is currently waiving the minimum per-check amount stated in the prospectus.

Reinstatement Privilege

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An investor who has redeemed shares of the fund may reinvest within 90 days of such redemption the proceeds of such redemption in shares of the same class of the fund, or may reinvest within 90 days of such redemption the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the exchange privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Retail Management receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight-year period for conversion to class A shares. Reinstatements into class B, class C or class M shares may be permitted even if the resulting purchase would otherwise be rejected for causing a shareholder’s investments in such class to exceed the applicable investment maximum. Shareholders will receive from Putnam Retail Management the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes. Redemption orders for class B shares placed after March 31, 2017 are not eligible for the reinstatement privilege.

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Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.

Exchange Privilege

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued in the aggregate up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares. During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the telephone exchange privilege.

Class T shares may not be exchanged for any other share class or for class T shares of another Putnam fund.

Putnam Investor Services also makes exchanges promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Retail Management or investment dealers having sales contracts with Putnam Retail Management. The prospectus of each fund describes its goal(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services at 1-800-225-1581.

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Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund. Exchanges from Putnam Government Money Market Fund, Putnam Money Market Fund or Putnam Short Duration Income Fund into another Putnam fund may be subject to an initial sales charge. Generally, exchanges of class T shares of one Putnam fund for class T shares of another Putnam fund will be subject to the initial sales charge applicable to class T shares. As described in the prospectus, shareholders holding shares through certain financial intermediaries with whom Putnam Retail Management has entered into arrangements may be able to exchange into class T shares without being subject to an initial sales charge.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis.

Same-Fund Exchange Privilege. Class A shareholders who are eligible to purchase class R5, class R6, class T or class Y shares may exchange their class A shares for class R5, class R6, class T or class Y shares of the same fund, provided that such shares are offered to residents of the shareholder’s state, that the class A shares are no longer subject to a CDSC and, in the case of class R5, class R6 and class T shares, if applicable, the shares are available through the relevant retirement plan.

Class C shareholders who are eligible to purchase class A shares without a sales charge because the shareholders are (i) clients of broker-dealers, financial institutions, financial intermediaries or registered investment advisors that are approved by Putnam Retail Management and charge a fee for advisory or investment services or (ii) clients of broker-dealers, financial institutions, or financial intermediaries that have entered into an agreement with Putnam Retail Management to offer shares through a fund ‘supermarket’ or retail self-directed brokerage account (with or without the imposition of a transaction fee) may exchange their class C shares for class A shares of the same fund, provided that (i) the class C shares are no longer subject to a CDSC and (ii) class A shares of such fund are offered to residents of the shareholder’s state.

Class C shareholders who are eligible to purchase class T or class Y shares may exchange their class C shares for class T or class Y shares of the same fund, provided that the class C shares are no longer subject to a CDSC, class T or class Y shares of such fund are offered to residents of the shareholder’s state and, in the case of class T shares, if applicable, the shares are available through the relevant retirement plan.

Class M shareholders who are eligible to purchase class T or class Y shares may exchange their Class M shares for class T or class Y shares of the same fund, provided that class T or class Y shares of such fund are offered to residents of the shareholder’s state.

Class R shareholders who are eligible to purchase class R5 or class R6 shares may exchange their class R shares for class R5 or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and, in the case of class R5 and class R6 shares, the shares are available through the relevant retirement plan.

Class R5 shareholders who are eligible to purchase class A, class R, class R6 or class Y shares may exchange their class R5 shares for class A, class R, class R6, or class Y shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class R6 shareholders who are eligible to purchase class A, class R, class R5 or class Y shares may exchange their class R6 shares for class A, class R, class R5 or class Y shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class Y shareholders who are eligible to purchase class A, class C, class R5, class R6 or class T shares may exchange their class Y shares for class A, class C, class R5, class R6 or class T shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and, in the case of class R5 and class R6 shares, the shares are available through the relevant retirement plan. Class Y shareholders should be aware that the

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financial institution or intermediary through which they hold class Y shares may have the authority under its account or similar agreement to exchange class Y shares for class A, class C or class T shares under certain circumstances, and none of the Putnam Funds, Putnam Retail Management or Putnam Investor Services are responsible for any actions taken by a shareholder’s financial institution or intermediary in this regard.

No sales charges or other charges will apply to any such exchange. For federal income tax purposes, a same-fund exchange is not expected to result in the realization by the investor of a capital gain or loss. Shareholders should be aware that (i) the same-fund exchange privilege may be effected only if permitted by a shareholder’s dealer of record, (ii) the same-fund exchange privilege may not be available for all accounts and may not be offered by all dealers, financial institutions and other intermediaries through which a shareholder may hold shares, and (iii) the dealer of record through whom a shareholder holds shares may be authorized (e.g., under its account or similar agreement with a shareholder) to reject any same-fund exchange. None of the Putnam funds, Putnam Retail Management or Putnam Investor Services are responsible for any determinations made, or any actions taken, by a shareholder’s dealer of record in respect of same-fund exchanges. To exchange shares under the same-fund exchange privilege, please contact your investment dealer or Putnam Investor Services.

Dividends PLUS

Shareholders may invest the fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares. The prospectus of each fund describes its goal(s) and policies, and shareholders should obtain a prospectus and consider these goal(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

Shareholders of other Putnam funds may also use their distributions to purchase shares of the fund at net asset value.

For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent composed of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

Plans Available to Shareholders

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam Retail Management or Putnam Investor Services may modify or cease offering these plans at any time.

Systematic Withdrawal Plan ("SWP"). An investor who owns or buys shares of the fund valued at $5,000 or more at the current public offering price may open a SWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the fund can be combined with payments from other Putnam funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with a

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plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Retail Management or Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

Tax-favored plans. (Not offered by funds investing primarily in Tax-exempt Securities.) Investors may purchase shares of the fund through the following Tax Qualified Retirement Plans, available to qualified individuals or organizations:

Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and Individual Retirement Account Plans (IRAs), including SIMPLE IRAs, Roth IRAs, SEP IRAs; and Coverdell Education savings plans.

Forms and further information on these Plans are available from investment dealers or from Putnam Retail Management. In addition, plan administration arrangements are available on an optional basis; contact Putnam Investor Services at 1-866-207-7261.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974, or otherwise, is recommended.

Automatic Rebalancing Arrangements. Putnam Retail Management or Putnam Investor Services may enter into arrangements with certain dealers which provide for automatic periodic rebalancing of shareholders’ accounts in Putnam funds. For more information about these arrangements, please contact Putnam Retail Management or Putnam Investor Services.

SIGNATURE GUARANTEES

Requests to redeem shares having a net asset value of $100,000 or more, or to transfer shares or make redemption proceeds payable to anyone other than the registered account owners, must be signed by all registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is authorized and acceptable under and conforms with Putnam Investor Services’ signature guarantee procedures. A copy of such procedures is available upon request. In certain situations, for example, if you want your redemption proceeds sent to an address other than your address as it appears on Putnam’s records, you may also need to provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services at 1-800-225-1581 for more information on Putnam’s signature guarantee and documentation requirements.

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REDEMPTIONS

Suspension of redemptions. The fund may not suspend shareholders’ right of redemption, or postpone payment for more than seven days, unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

In-kind redemptions. To the extent consistent with applicable laws and regulations, the fund will consider satisfying all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions). Any transaction costs or other expenses involved in liquidating securities received in an in-kind redemption will be borne by the redeeming investor. For information regarding procedures for in-kind redemptions, please contact Putnam Retail Management.

POLICY ON EXCESSIVE SHORT-TERM TRADING

As disclosed in the prospectus of each fund other than Putnam Money Market Fund, Putnam Government Money Market Fund and Putnam Short Duration Income Fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. Putnam Management’s Compliance Department currently uses multiple reporting tools in an attempt to detect short-term trading activity occurring in shareholder accounts. Putnam Management measures excessive short-term trading in the fund by the number of “round trip” transactions, as defined in the prospectus, above a specified dollar amount within a specified period of time. Generally, if an investor has been identified as having completed two “round trip” transactions with values of at least $25,000 within a rolling 90-day period, Putnam Management will issue the investor and/or his or her financial intermediary, if any, a written warning. To the extent that short-term trading activity continues, additional measures may be taken. Putnam Management’s practices for measuring excessive short-term trading activity and issuing warnings may change from time to time.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances appears to be remote.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Putnam funds have adopted policies with respect to the disclosure of the fund’s portfolio holdings by the fund, Putnam Management, or their affiliates. These policies provide that information about the fund’s portfolio generally may not be released to any party prior to (i) the day after the posting of such information on the Putnam Investments website, (ii) the filing of the information with the SEC in a required filing, or (iii) the dissemination of such information to all shareholders simultaneously. Certain limited exceptions pursuant to the fund’s policies are described below. The Trustees will periodically receive reports from the fund’s Chief Compliance Officer regarding the operation of these policies and procedures, including any arrangements to make non-public disclosures of the fund’s portfolio information to third parties. Putnam Management and its affiliates are not permitted to receive compensation or other consideration in connection with disclosing information about the fund’s portfolio holdings to third parties.

Public Disclosures

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The fund’s portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the Putnam Investments website. The fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the fund’s fiscal year). In addition, money market funds file monthly reports of portfolio holdings on form N-MFP (with respect to the prior month). Shareholders may obtain the Form N-CSR, N-MFP and N-Q filings on the SEC’s website at http://www.sec.gov. In addition, Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Form N-CSR and N-Q filings are available upon filing and form N-MFP filings are available 60 days after each calendar month end. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

For Putnam Money Market Fund and Putnam Government Money Market Fund, the following information is publicly available on the Putnam Investments website, www.putnam.com/individual, as disclosed in the following table. This information will remain available on the website for six months thereafter, after which the information can be found on the SEC’s website.

Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Monthly	5 business days after the end of
each month.

For Putnam Short Duration Income Fund, Putnam Management makes the fund’s portfolio information publicly available on the Putnam Investments website, www.putnam.com/individual, as disclosed in the following table.

Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Monthly	On or after 5 business days after
the end of each month.

For all other funds, Putnam Management also currently makes the fund’s portfolio information publicly available on the Putnam Investments website, www.putnam.com/individual, as disclosed in the following table.

Information(1)	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Quarterly	Last business day of the month
following the end of each
calendar quarter

Top 10 Portfolio Holdings and	Monthly	Approximately 15 days after the
other portfolio statistics		end of each month

(1) Putnam mutual funds that are not currently offered to the general public (“incubated” funds) do not post portfolio holdings on the Web, except to the extent required by applicable regulations. Full portfolio holdings for the Putnam RetirementReady® Funds, Retirement Income Fund Lifestyle 1, and Putnam Global Sector Fund, which invest solely in other Putnam funds, are posted on www.putnam.com/individual approximately 15 days after the end of each month. Please see these funds’ prospectuses for their target allocations.

The scope of the information relating to the fund’s portfolio that is made available on the website may change from time to time without notice. In addition, the posting of fund holdings may be delayed in some instances for technical reasons.

Putnam Management or its affiliates may include fund portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors

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or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the website.

Other Disclosures

In order to address potential conflicts between the interest of fund shareholders, on the one hand, and those of Putnam Management, Putnam Retail Management or any affiliated person of those entities or of the fund, on the other hand, the fund’s policies require that non-public disclosures of information regarding the fund’s portfolio may be made only if there is a legitimate business purpose consistent with fiduciary duties to all shareholders of the fund. In addition, the party receiving the non-public information must sign a non-disclosure agreement unless otherwise approved by the Chief Compliance Officer of the fund. Arrangements to make non-public disclosures of the fund’s portfolio information must be approved by the Chief Compliance Officer of the fund. The Chief Compliance Officer will report on an ongoing basis to a committee of the fund’s Board of Trustees consisting only of Trustees who are not “interested persons” of the fund or Putnam Management regarding any such arrangement that the fund may enter into with third parties other than service providers to the fund.

The fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the fund with its day-to-day business affairs. In addition to Putnam Management and its affiliates, including Putnam Investor Services and PRM, these service providers include the fund’s custodian (State Street Bank and Trust Company) and any sub-custodians (including one or more sub-custodians for each non-U.S. market in which the fund purchases securities), accounting providers (State Street Bank and Trust Company, SS&C Advent and BNY Mellon), pricing services (including IDC, Reuters, Markit, Statpro, Standard & Poors, Bloomberg, ICE ClearCredit, LCH Swapclear, PriceServ and CME Group), independent registered public accounting firm (KPMG LLP or PricewaterhouseCoopers LLP), legal counsel (Ropes & Gray LLP and, for funds sold in Japan, Mori Hamada & Matsumoto), financial printer and filing agent (McMunn Associates, Inc., Newsfile Corp.), proxy voting service (Glass, Lewis & Co), compliance limit monitoring (Consensys Limited) and securities lending agent (Goldman Sachs Bank USA). These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

The fund may also periodically provide non-public information about its portfolio holdings to rating and ranking organizations and other providers of industry data, such as Lipper Inc., Morningstar Inc., Bloomberg and Thomson Reuters, in connection with those firms’ research on and classification of the fund and in order to gather information about how the fund’s attributes (such as volatility, turnover, and expenses) compare with those of peer funds. The fund may also periodically provide non-public information about its portfolio holdings to consultants that provide portfolio analysis services or other investment research or trading analytics. Such recipients of portfolio holdings include Barclays, Factset, ITG, Trade Infomatics, ConsenSys, ENSO Financial Analytics, Bloomberg and Credit Suisse. Any such rating, ranking, or consulting or other firm would be required to keep the fund’s portfolio information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund. Such firms may receive portfolio holdings information only from certain funds (such as equity funds or fixed income funds) and such information may be provided in greater or lesser detail depending on the nature of the services provided by the relevant firm.

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INFORMATION SECURITY RISKS

Cyber security risk. With the increased use of interconnected technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies such as the fund and its service providers may be prone to operational, information security and related risks resulting from third-party cyber-attacks and/or other technological malfunctions. Cyber-attacks may include stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security or technology breakdowns of, the fund or its adviser, custodian, transfer agent, or other affiliated or third-party service providers may adversely affect the fund and its shareholders. For example, cyber-attacks may interfere with the processing of shareholder transactions, impact the fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential fund information, impede trading, cause reputational damage, and subject the fund or others to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Similar types of cyber security risks also are present for issuers of securities in which the fund invests, which could result in material adverse consequences for such issuers, and may cause the fund’s investment in such securities to lose value. The fund and Putnam Investments may have limited ability to prevent or mitigate cyber-attacks or security or technology breakdowns affecting the fund’s third-party service providers. While Putnam has established business continuity plans and systems designed to prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.

PROXY VOTING GUIDELINES AND PROCEDURES

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The Trustees of the Putnam funds have established proxy voting guidelines and procedures that govern the voting of proxies for the securities held in the funds’ portfolios. The proxy voting guidelines summarize the funds’ positions on various issues of concern to investors, and provide direction to the proxy voting service used by the funds as to how fund portfolio securities should be voted on proposals dealing with particular issues. The proxy voting procedures explain the role of the Trustees, Putnam Management, the proxy voting service and the funds’ proxy manager in the proxy voting process, describe the procedures for referring matters involving investment considerations to the investment personnel of Putnam Management and describe the procedures for handling potential conflicts of interest. The Putnam funds’ proxy voting guidelines and procedures are included in this SAI as Appendix A. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2017 is available on the Putnam Individual Investor website, www.putnam.com/individual, and on the SEC’s website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures by calling Putnam’s Shareholder Services at 1-800-225-1581.

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SECURITIES RATINGS

The ratings of securities in which the fund may invest will be measured at the time of purchase and, to the extent a security is assigned a different rating by one or more of the various rating agencies, Putnam Management may use the highest rating assigned by any agency. Putnam Management will not necessarily sell an investment if its rating is reduced. Below are descriptions of ratings, as provided by the rating agencies, which represent opinions as to the quality of various debt instruments.

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Moody’s Investors Service, Inc.

Global Long-Term Rating Scale (original maturity of 1 year or more)

Aaa – Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa – Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba – Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B – Obligations rated B are considered speculative and are subject to high credit risk.

Caa – Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca – Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C – Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Global Short-Term Rating Scale (original maturity of 13 months or less)

P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

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US Municipal Short-Term Obligation Ratings

MIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

US Municipal Demand Obligation Ratings

VMIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Standard & Poor’s

Long-Term Issue Credit Ratings (original maturity of one year or more)

AAA – An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA – An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC and C – Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the lowest degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

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BB – An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B – An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC – An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC – An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C – An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D – An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR – This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Note: The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings (original maturity of 365 days or less)

A-1 – A short-term obligation rated’A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 – A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 – A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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B – A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C – A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D – A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the due date, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Municipal Short-Term Note Ratings (original maturity of 3 years or less)

SP-1 – Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 – Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 – Speculative capacity to pay principal and interest.

Fitch Ratings

Long-Term Rating Scales

AAA – Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB – Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB – Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B – Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC – Substantial credit risk. Default is a real possibility.

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CC – Very high levels of credit risk. Default of some kind appears probable.

C – Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill.

Conditions that are indicative of a ‘C’ category rating for an issuer include:

a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c. Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

RD – Restricted default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:

a. the selective payment default on a specific class or currency of debt;

b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d. execution of a distressed debt exchange on one or more material financial obligations.

D – Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term Issuer Default Rating (IDR) category, or to Long-Term IDR categories below ‘B’.

Short-Term Ratings

F1 – Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

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F2 – Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 – Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B – Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C – High short-term default risk. Default is a real possibility.

RD – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

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Appendix A

Proxy voting guidelines of the Putnam funds

The proxy voting guidelines below summarize the funds’ positions on various issues of concern to investors, and give a general indication of how fund portfolio securities will be voted on proposals dealing with particular issues. The funds’ proxy voting service is instructed to vote all proxies relating to fund portfolio securities in accordance with these guidelines, except as otherwise instructed by the Director of Proxy Voting and Corporate Governance (“Proxy Voting Director”), a member of the Office of the Trustees who is appointed to assist in the coordination and voting of the funds’ proxies.

The proxy voting guidelines are just that – guidelines. The guidelines are not exhaustive and do not address all potential voting issues. Because the circumstances of individual companies are so varied, there may be instances when the funds do not vote in strict adherence to these guidelines. For example, the proxy voting service is expected to bring to the Proxy Voting Director’s attention proxy questions that are company-specific and of a non-routine nature and that, even if covered by the guidelines, may be more appropriately handled on a case-by-case basis.

Similarly, Putnam Management’s investment professionals, as part of their ongoing review and analysis of all fund portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Voting Director of circumstances where the interests of fund shareholders may warrant a vote contrary to these guidelines. In such instances, the investment professionals submit a written recommendation to the Proxy Voting Director and the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing referral items under the funds’ “Proxy Voting Procedures.” The Proxy Voting Director, in consultation with a senior member of the Office of the Trustees and/or the Chair of the Board Policy and Nominating Committee, as appropriate, will determine how the funds’ proxies will be voted. When indicated, the Chair of the Board Policy and Nominating Committee may consult with other members of the Committee or the full Board of Trustees.

The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals submitted by management and approved and recommended by a company’s board of directors. Part II deals with proposals submitted by shareholders. Part III addresses unique considerations pertaining to non-U.S. issuers.

The Trustees of the Putnam funds are committed to promoting strong corporate governance practices and encouraging corporate actions that enhance shareholder value through the judicious voting of the funds’ proxies. It is the funds’ policy to vote their proxies at all shareholder meetings where it is practicable to do so. In furtherance of this, the funds’ have requested that their securities lending agent recall each domestic issuer’s voting securities that are on loan, in advance of the record date for the issuer’s shareholder meetings, so that the funds may vote at the meetings.

The Putnam funds will disclose their proxy votes not later than August 31 of each year for the most recent 12-month period ended June 30, in accordance with the timetable established by SEC rules.

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I. BOARD-APPROVED PROPOSALS

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as “management proposals”), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and of the funds’ intent to hold corporate boards accountable for their actions in promoting shareholder interests, the funds’ proxies generally will be voted for the decisions reached by majority independent boards of directors, except as otherwise indicated in these guidelines. Accordingly, the funds’ proxies will be voted for board-approved proposals, except as follows:

Matters relating to the Board of Directors

Uncontested Election of Directors

The funds’ proxies will be voted for the election of a company’s nominees for the board of directors, except as follows:

► The funds will withhold votes from the entire board of directors if

• the board does not have a majority of independent directors,

• the board has not established independent nominating, audit, and compensation committees,

• the board has more than 19 members or fewer than five members, absent special circumstances,

• the board has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the shares of the company cast at its previous two annual meetings, or

• the board has adopted or renewed a shareholder rights plan (commonly referred to as a “poison pill”) without shareholder approval during the current or prior calendar year.

► The funds will on a case-by-case basis withhold votes from the entire board of directors, or from particular directors as may be appropriate, if the board has approved compensation arrangements for one or more company executives that the funds determine are unreasonably excessive relative to the company’s performance or has otherwise failed to observe good corporate governance practices.

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► The funds will withhold votes from any nominee for director:

• who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director (e.g., investment banking, consulting, legal, or financial advisory fees),

• who attends less than 75% of board and committee meetings without valid reasons for the absences (e.g., illness, personal emergency, etc.),

• of a public company (Company A) who is employed as a senior executive of another company (Company B), if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”),

• who serves on more than five unaffiliated public company boards (for the purpose of this guideline, boards of affiliated registered investment companies will count as one board),

• who serves as an executive officer of any company while serving on more than two public company boards (votes withheld only at the nominee’s outside boards), or

• who is a member of the governance or other responsible committee, if the company has adopted without shareholder approval a bylaw provision shifting legal fees and costs to unsuccessful plaintiffs in intra-corporate litigation.

Commentary:

Board independence: Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an “independent director” is a director who (1) meets all requirements to serve as an independent director of a company under the NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company including employment of an immediate family member as an executive officer), and (2) has not within the last three years accepted directly or indirectly any consulting, advisory, or other compensatory fee from the company other than in his or her capacity as a member of the board of directors or any board committee. The funds’ Trustees believe that the recent (i.e., within the last three years) receipt of any amount of compensation for services other than service as a director raises significant independence issues.

Board size: The funds’ Trustees believe that the size of the board of directors can have a direct impact on the ability of the board to govern effectively. Boards that have too many members can be unwieldy and ultimately inhibit their ability to oversee management performance. Boards that have too few members can stifle innovation and lead to excessive influence by management.

Time commitment: Being a director of a company requires a significant time commitment to adequately prepare for and attend the company’s board and committee meetings. Directors must be able to commit the time and attention necessary to perform their fiduciary duties in proper

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fashion, particularly in times of crisis. The funds’ Trustees are concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards. Generally, the funds withhold support from directors serving on more than five unaffiliated public company boards, although an exception may be made in the case of a director who represents an investing firm with the sole purpose of managing a portfolio of investments that includes the company. The funds also withhold support from directors who serve as executive officers at a company and on the boards of more than two unaffiliated public companies (votes withheld at outside boards only). The funds may also withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

Interlocking directorships: The funds’ Trustees believe that interlocking directorships are inconsistent with the degree of independence required for outside directors of public companies.

Corporate governance practices: Board independence depends not only on its members’ individual relationships, but also on the board’s overall attitude toward management and shareholders. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. The funds may withhold votes on a case-by-case basis from some or all directors who, through their lack of independence or otherwise, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interests of shareholders. Such instances may include cases where a board of directors has approved compensation arrangements for one or more members of management that, in the judgment of the funds’ Trustees, are excessive by reasonable corporate standards relative to the company’s record of performance. It may also represent a disregard for the interests of shareholders if a board of directors fails to register an appropriate response when a director who fails to win the support of a majority of shareholders in an election (sometimes referred to as a “rejected director”) continues to serve on the board. While the Trustees recognize that it may in some circumstances be appropriate for a rejected director to continue his or her service on the board, steps should be taken to address the concerns reflected by the shareholders’ lack of support for the rejected director. Adopting a fee-shifting bylaw provision without shareholder approval, which may discourage legitimate shareholders lawsuits as well as frivolous ones, is another example of disregard for shareholder interests.

Contested Elections of Directors

► The funds will vote on a case-by-case basis in contested elections of directors.

Classified Boards

► The funds will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

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Commentary: Under a typical classified board structure, the directors are divided into three classes, with each class serving a three-year term. The classified board structure results in directors serving staggered terms, with usually only a third of the directors up for re-election at any given annual meeting. The funds’ Trustees generally believe that it is appropriate for directors to stand for election each year, but recognize that, in special circumstances, shareholder interests may be better served under a classified board structure.

Other Board-Related Proposals

The funds will generally vote for proposals that have been approved by a majority independent board, and on a case-by-case basis on proposals that have been approved by a board that fails to meet the guidelines’ basic independence standards (i.e., majority of independent directors and independent nominating, audit, and compensation committees).

Executive Compensation

The funds generally favor compensation programs that relate executive compensation to a company’s long-term performance. The funds will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against any stock option or restricted stock plan where the company’s actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67%.

► The funds will vote against stock option plans that permit the replacing or repricing of underwater options (and against any proposal to authorize a replacement or repricing of underwater options).

► The funds will vote against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for an employee stock purchase plan that has the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

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► The funds will vote for proposals to approve a company’s executive compensation program (i.e., “say on pay” proposals in which the company’s board proposes that shareholders indicate their support for the company’s compensation philosophy, policies, and practices), except that the funds will vote against the proposal if the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

► The funds will vote for bonus plans under which payments are treated as performance-based compensation that is deductible under Section 162(m) of the Internal Revenue Code of 1986, as amended, except that the funds will vote on a case-by-case basis if any of the following circumstances exist:

• the amount per employee under the plan is unlimited, or

• the plan’s performance criteria is undisclosed, or

• the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

Commentary: Companies should have compensation programs that are reasonable and that align shareholder and management interests over the longer term. Further, disclosure of compensation programs should provide absolute transparency to shareholders regarding the sources and amounts of, and the factors influencing, executive compensation. Appropriately designed equity-based compensation plans can be an effective way to align the interests of long-term shareholders with the interests of management. However, the funds may vote against these or other executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, where a company fails to provide transparent disclosure of executive compensation, or, in some instances, where independent third-party benchmarking indicates that compensation is inadequately correlated with performance, relative to peer companies. (Examples of excessive executive compensation may include, but are not limited to, equity incentive plans that exceed the dilution criteria noted above, excessive perquisites, performance-based compensation programs that do not properly correlate reward and performance, “golden parachutes” or other severance arrangements that present conflicts between management’s interests and the interests of shareholders, and “golden coffins” or unearned death benefits.) In voting on a proposal relating to executive compensation, the funds will consider whether the proposal has been approved by an independent compensation committee of the board.

Capitalization

Many proxy proposals involve changes in a company’s capitalization, including the authorization of additional stock, the issuance of stock, the repurchase of outstanding stock, or the approval of a stock split. The management of a company’s capital structure involves a number of important issues, including cash flow, financing needs, and market conditions that are unique to the circumstances of the company. As a result, the funds will vote on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization, except that where the funds are not otherwise withholding votes from the entire board of directors:

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► The funds will vote for proposals relating to the authorization and issuance of additional common stock (except where such proposals relate to a specific transaction).

► The funds will vote for proposals to effect stock splits (excluding reverse stock splits).

► The funds will vote for proposals authorizing share repurchase programs.

Commentary: A company may decide to authorize additional shares of common stock for reasons relating to executive compensation or for routine business purposes. For the most part, these decisions are best left to the board of directors and senior management. The funds will vote on a case-by-case basis, however, on other proposals to change a company’s capitalization, including the authorization of common stock with special voting rights, the authorization or issuance of common stock in connection with a specific transaction (e.g., an acquisition, merger or reorganization), or the authorization or issuance of preferred stock. Actions such as these involve a number of considerations that may affect a shareholder’s investment and that warrant a case-by-case determination.

Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

Shareholders may be confronted with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations, and the sale of all or substantially all of a company’s assets, which may require their consent. Voting on such proposals involves considerations unique to each transaction. As a result, the funds will vote on a case-by-case basis on board-approved proposals to effect these types of transactions, except as follows:

► The funds will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

Commentary: A company may reincorporate into another state through a merger or reorganization by setting up a “shell” company in a different state and then merging the company into the new company. While reincorporation into states with extensive and established corporate laws – notably Delaware – provides companies and shareholders with a more well-defined legal framework, shareholders must carefully consider the reasons for a reincorporation into another jurisdiction, including especially an offshore jurisdiction.

Anti-Takeover Measures

Some proxy proposals involve efforts by management to make it more difficult for an outside party to take control of the company without the approval of the company’s board of directors. These include the adoption of a shareholder rights plan, requiring supermajority voting on particular issues, the adoption of fair price provisions, the issuance of blank check preferred stock, and the creation of a separate class of stock with disparate voting rights. Such proposals may adversely affect shareholder rights, lead to management entrenchment, or create conflicts of interest. As a result, the funds will vote against board-approved proposals to adopt such anti-takeover measures, except as follows:

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► The funds will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans; and

► The funds will vote on a case-by-case basis on proposals to adopt fair price provisions.

Commentary: The funds’ Trustees recognize that poison pills and fair price provisions may enhance or protect shareholder value under certain circumstances. For instance, where a company has incurred significant operating losses, a shareholder rights plan may be appropriately tailored to protect shareholder value by preserving a company’s net operating losses. Thus, the funds will consider proposals to approve such matters on a case-by-case basis.

Other Business Matters

Many proxies involve approval of routine business matters, such as changing a company’s name, ratifying the appointment of auditors, and procedural matters relating to the shareholder meeting. For the most part, these routine matters do not materially affect shareholder interests and are best left to the board of directors and senior management of the company. The funds will vote for board-approved proposals approving such matters, except as follows:

► The funds will vote on a case-by-case basis on proposals to amend a company’s charter or bylaws (except for charter amendments necessary to effect stock splits, to change a company’s name or to authorize additional shares of common stock).

► The funds will vote against authorization to transact other unidentified, substantive business at the meeting.

► The funds will vote on a case-by-case basis on proposals to ratify the selection of independent auditors if there is evidence that the audit firm’s independence or the integrity of an audit is compromised.

► The funds will vote on a case-by-case basis on other business matters where the funds are otherwise withholding votes for the entire board of directors.

Commentary: Charter and bylaw amendments (for example, amendments implementing proxy access proposals) and the transaction of other unidentified, substantive business at a shareholder meeting may directly affect shareholder rights and have a significant impact on shareholder value. As a result, the funds do not view these items as routine business matters. Putnam Management’s investment professionals and the funds’ proxy voting service may also bring to the Proxy Voting Director’s attention company-specific items that they believe to be non-routine and warranting special consideration. Under these circumstances, the funds will vote on a case-by-case basis.

The fund’s proxy voting service may identify circumstances that call into question an audit firm’s independence or the integrity of an audit. These circumstances may include recent material restatements of financials, unusual audit fees, egregious contractual relationships, and aggressive accounting policies. The funds will consider proposals to ratify the selection of auditors in these circumstances on a case-by-case basis. In all other cases, given the existence of rules that enhance the independence of audit committees and auditors by, for example, prohibiting auditors from

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performing a range of non-audit services for audit clients, the funds will vote for the ratification of independent auditors.

II. SHAREHOLDER PROPOSALS

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of the company’s corporate governance structure or to change some aspect of its business operations. The funds generally will vote in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

► The funds will vote on a case-by-case basis on shareholder proposals requiring that the chairman’s position be filled by someone other than the chief executive officer.

► The funds will vote for shareholder proposals asking that director nominees receive support from holders of a majority of votes cast or a majority of shares outstanding in order to be (re)elected.

► The funds will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

► The funds will vote for shareholder proposals to eliminate supermajority vote requirements in the company’s charter documents.

► The funds will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

► The funds will vote for shareholder proposals to amend a company’s charter documents to permit shareholders to call special meetings, but only if both of the following conditions are met:

• the proposed amendment limits the right to call special meetings to shareholders holding at least 15% of the company’s outstanding shares, and

• applicable state law does not otherwise provide shareholders with the right to call special meetings.

► The funds will vote on a case-by-case basis on shareholder proposals relating to proxy access.

► The funds will vote for shareholder proposals requiring companies to make cash payments under management severance agreements only if both of the following conditions are met:

• the company undergoes a change in control, and

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• the change in control results in the termination of employment for the person receiving the severance payment.

► The funds will vote for shareholder proposals requiring companies to accelerate vesting of equity awards under management severance agreements only if both of the following conditions are met:

• the company undergoes a change in control, and

• the change in control results in the termination of employment for the person receiving the severance payment.

► The funds will vote on a case-by-case basis on shareholder proposals to limit a company’s ability to make excise tax gross-up payments under management severance agreements.

► The funds will vote on a case-by-case basis on shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, to the fullest extent practicable, for the benefit of the company, all performance-based bonuses or awards that were paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met.

► The funds will vote for shareholder proposals calling for the company to obtain shareholder approval for any future golden coffins or unearned death benefits (payments or awards of unearned salary or bonus, accelerated vesting or the continuation of unvested equity awards, perquisites or other payments or awards in respect of an executive following his or her death), and for shareholder proposals calling for the company to cease providing golden coffins or unearned death benefits.

► The funds will vote for shareholder proposals requiring a company to report on its executive retirement benefits (e.g., deferred compensation, split-dollar life insurance, SERPs and pension benefits).

► The funds will vote for shareholder proposals requiring a company to disclose its relationships with executive compensation consultants (e.g., whether the company, the board or the compensation committee retained the consultant, the types of services provided by the consultant over the past five years, and a list of the consultant’s clients on which any of the company’s executives serve as a director).

► The funds will vote for shareholder proposals that are consistent with the funds’ proxy voting guidelines for board-approved proposals.

► The funds will vote on a case-by-case basis on other shareholder proposals where the funds are otherwise withholding votes for the entire board of directors.

Commentary: The funds’ Trustees believe that effective corporate reforms should be promoted by holding boards of directors – and in particular their independent directors – accountable for their actions, rather than by imposing additional legal restrictions on board governance through

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piecemeal proposals. As stated above, the funds’ Trustees believe that boards of directors and management are responsible for ensuring that their businesses are operating in accordance with high legal and ethical standards and should be held accountable for resulting corporate behavior. Accordingly, the funds will generally support the recommendations of boards that meet the basic independence and governance standards established in these guidelines. Where boards fail to meet these standards, the funds will generally evaluate shareholder proposals on a case-by-case basis. The funds will also consider proposals requiring that the chairman’s position be filled by someone other than the company’s chief executive officer on a case-by-case basis, recognizing that in some cases this separation may advance the company’s corporate governance while in other cases it may be less necessary to the sound governance of the company. The funds will take into account the level of independent leadership on a company’s board in evaluating these proposals.

However, the funds generally support shareholder proposals to implement majority voting for directors, observing that majority voting is an emerging standard intended to encourage directors to be attentive to shareholders’ interests. The funds also generally support shareholder proposals to declassify a board, to eliminate supermajority vote requirements, or to require shareholder approval of shareholder rights plans. The funds’ Trustees believe that these shareholder proposals further the goals of reducing management entrenchment and conflicts of interest, and aligning management’s interests with shareholders’ interests in evaluating proposed acquisitions of the company. The Trustees also believe that shareholder proposals to limit severance payments may further these goals in some instances. In general, the funds favor arrangements in which severance payments are made to an executive only when there is a change in control and the executive loses his or her job as a result. Arrangements in which an executive receives a payment upon a change of control even if the executive retains employment introduce potential conflicts of interest and may distract management focus from the long term success of the company.

In evaluating shareholder proposals that address severance payments, the funds distinguish between cash and equity payments. The funds generally do not favor cash payments to executives upon a change in control transaction if the executive retains employment. However, the funds recognize that accelerated vesting of equity incentives, even without termination of employment, may help to align management and shareholder interests in some instances, and will evaluate shareholder proposals addressing accelerated vesting of equity incentive payments on a case-by-case basis.

When severance payments exceed a certain amount based on the executive’s previous compensation, the payments may be subject to an excise tax. Some compensation arrangements provide for full excise tax gross-ups, which means that the company pays the executive sufficient additional amounts to cover the cost of the excise tax. The funds are concerned that the benefits of providing full excise tax gross-ups to executives may be outweighed by the cost to the company of the gross-up payments. Accordingly, the funds will vote on a case-by-case basis on shareholder proposals to curtail excise tax gross-up payments. The funds generally favor arrangements in which severance payments do not trigger an excise tax or in which the company’s obligations with respect to gross-up payments are limited in a reasonable manner.

The funds’ Trustees believe that performance-based compensation can be an effective tool for aligning management and shareholder interests. However, to fulfill its purpose, performance compensation should only be paid to executives if the performance targets are actually met. A

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significant restatement of financial results or a significant extraordinary write-off may reveal that executives who were previously paid performance compensation did not actually deliver the required business performance to earn that compensation. In these circumstances, it may be appropriate for the company to recoup this performance compensation. The funds will consider on a case-by-case basis shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, performance-based bonuses or awards paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met. The funds do not believe that such a policy should necessarily disadvantage a company in recruiting executives, as executives should understand that they are only entitled to performance compensation based on the actual performance they deliver.

The funds’ Trustees disfavor golden coffins or unearned death benefits, and the funds will generally support shareholder proposals to restrict or terminate these practices. The Trustees will also consider whether a company’s overall compensation arrangements, taking all of the pertinent circumstances into account, constitute excessive compensation or otherwise reflect poorly on the corporate governance practices of the company. As the Trustees evaluate these matters, they will be mindful of evolving practices and legislation relevant to executive compensation and corporate governance.

The funds’ Trustees also believe that shareholder proposals that are intended to increase transparency, particularly with respect to executive compensation, without establishing rigid restrictions upon a company’s ability to attract and motivate talented executives, are generally beneficial to sound corporate governance without imposing undue burdens. The funds will generally support shareholder proposals calling for reasonable disclosure.

III. VOTING SHARES OF NON-U.S. ISSUERS

Many of the Putnam funds invest on a global basis, and, as a result, they may hold, and have an opportunity to vote, shares in non-U.S. issuers – i.e., issuers that are incorporated under the laws of foreign jurisdictions and whose shares are not listed on a U.S. securities exchange or the NASDAQ stock market.

In many non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer are not able to trade in that company’s stock on or around the shareholder meeting date. This practice is known as “share blocking.” In countries where share blocking is practiced, the funds will vote proxies only with direction from Putnam Management’s investment professionals.

In addition, some non-U.S. markets require that a company’s shares be re-registered out of the name of the local custodian or nominee into the name of the shareholder for the shareholder to be able to vote at the meeting. This practice is known as “share re-registration.” As a result, shareholders, including the funds, are not able to trade in that company’s stock until the shares are re-registered back in the name of the local custodian or nominee following the meeting. In countries where share re-registration is practiced, the funds will generally not vote proxies.

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Protection for shareholders of non-U.S. issuers may vary significantly from jurisdiction to jurisdiction. Laws governing non-U.S. issuers may, in some cases, provide substantially less protection for shareholders than do U.S. laws. As a result, the guidelines applicable to U.S. issuers, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for non-U.S. issuers. However, the funds will vote proxies of non-U.S. issuers in accordance with the guidelines applicable to U.S. issuers except as follows:

Uncontested Board Elections

China, India, Indonesia, Philippines, Taiwan and Thailand

► The funds will withhold votes from the entire board of directors if

• fewer than one-third of the directors are independent directors, or

• the board has not established audit, compensation and nominating committees each composed of a majority of independent directors.

Commentary: Whether a director is considered “independent” or not will be determined by reference to local corporate law or listing standards.

Europe ex-United Kingdom

► The funds will withhold votes from the entire board of directors if

• the board has not established audit and compensation committees each composed of a majority of independent, non-executive directors, or

• the board has not established a nominating committee composed of a majority of independent directors.

Commentary: An “independent director” under the European Commission’s guidelines is one who is free of any business, family or other relationship, with the company, its controlling shareholder or the management of either, that creates a conflict of interest such as to impair his judgment. A “non-executive director” is one who is not engaged in the daily management of the company.

Germany

► For companies subject to “co-determination,” the funds will vote for the election of nominees to the supervisory board, except that the funds will vote on a case-by-case basis for any nominee who is either an employee of the company or who is otherwise affiliated with the company (as determined by the funds’ proxy voting service).

► The funds will withhold votes for the election of a former member of the company’s managerial board to chair of the supervisory board.

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Commentary: German corporate governance is characterized by a two-tier board system—a managerial board composed of the company’s executive officers, and a supervisory board. The supervisory board appoints the members of the managerial board. Shareholders elect members of the supervisory board, except that in the case of companies with a large number of employees, company employees are allowed to elect some of the supervisory board members (one-half of supervisory board members are elected by company employees at companies with more than 2,000 employees; one-third of the supervisory board members are elected by company employees at companies with more than 500 employees but fewer than 2,000). This “co-determination” practice may increase the chances that the supervisory board of a large German company does not contain a majority of independent members. In this situation, under the Fund’s proxy voting guidelines applicable to U.S. issuers, the funds would vote against all nominees. However, in the case of companies subject to “co-determination” and with the goal of supporting independent nominees, the Funds will vote for supervisory board members who are neither employees of the company nor otherwise affiliated with the company.

Consistent with the funds’ belief that the interests of shareholders are best protected by boards with strong, independent leadership, the funds will withhold votes for the election of former chairs of the managerial board to chair of the supervisory board.

Hong Kong

► The funds will withhold votes from the entire board of directors if

• fewer than one-third of the directors are independent directors, or

• the board has not established audit, compensation and nominating committees each with at least a majority of its members being independent directors, or

• the chair of the audit, compensation or nominating committee is not an independent director.

Commentary. For purposes of these guidelines, an “independent director” is a director that has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Rules Governing the Listing of Securities on the Stock Exchange of Hong Kong Limited Section 3.13.

Italy

► The funds will withhold votes from any director not identified in the proxy materials.

Commentary: In Italy, companies have the right to nominate co-opted directors for election to the board at the next annual general meeting, but do not have to indicate, until the day of the annual meeting, whether or not they are nominating a co-opted director for election. When a company does not explicitly state in its proxy materials that co-opted directors are standing for election, shareholders will not know for sure who the board nominees are until the actual meeting occurs. The funds will withhold support from any such co-opted director on the grounds that there was insufficient information for evaluation before the meeting.

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Japan

► For companies that have established a U.S.-style corporate governance structure, the funds will withhold votes from the entire board of directors if

• the board does not have a majority of outside directors,

• the board has not established nominating and compensation committees composed of a majority of outside directors, or

• the board has not established an audit committee composed of a majority of independent directors.

► The funds will withhold votes for the appointment of members of a company’s board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

Commentary:

Board structure: Recent amendments to the Japanese Commercial Code give companies the option to adopt a U.S.-style corporate governance structure (i.e., a board of directors and audit, nominating, and compensation committees). The funds will vote for proposals to amend a company’s articles of incorporation to adopt the U.S.-style corporate structure.

Definition of outside director and independent director: Corporate governance principles in Japan focus on the distinction between outside directors and independent directors. Under these principles, an outside director is a director who is not and has never been a director, executive, or employee of the company or its parent company, subsidiaries or affiliates. An outside director is “independent” if that person can make decisions completely independent from the managers of the company, its parent, subsidiaries, or affiliates and does not have a material relationship with the company (i.e., major client, trading partner, or other business relationship; familial relationship with current director or executive; etc.). The guidelines have incorporated these definitions in applying the board independence standards above.

Korea

► The funds will withhold votes from the entire board of directors if

• fewer than half of the directors are outside directors,

• the board has not established a nominating committee with at least half of the members being outside directors, or

• the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are outside directors.

► The funds will vote withhold votes from nominees to the audit committee if the board has not established an audit committee composed of (or proposed to be composed of) at least

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three members, and of which at least two-thirds of its members are (or will be) outside directors.

Commentary: For purposes of these guidelines, an “outside director” is a director that is independent from the management or controlling shareholders of the company, and holds no interests that might impair the performance his or her duties impartially with respect to the company, management or controlling shareholder. In determining whether a director is an outside director, the funds will also apply the standards included in Article 415-2(2) of the Korean Commercial Code (i.e., no employment relationship with the company for a period of two years before serving on the committee, no director or employment relationship with the company’s largest shareholder, etc.) and may consider other business relationships that would affect the independence of an outside director.

Malaysia

► The funds will withhold votes from the entire board of directors if

• in the case of a board with an independent director serving as chair, fewer than one-third of the directors are independent directors; or, in the case of a board not chaired by an independent director, less than a majority of the directors are independent directors,

• the board has not established audit and nominating committees with at least a majority of the members being independent directors and all of the members being non-executive directors, or

• the board has not established a compensation committee with at least a majority of the members being non-executive directors.

Commentary. For purposes of these guidelines, an “independent director” is a director who has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Malaysia Code of Corporate Governance, Commentary to Recommendation 3.1. A “non-executive director” is a director who does not take on primary responsibility for leadership of the company.

Russia

► The funds will vote on a case-by-case basis for the election of nominees to the board of directors.

Commentary: In Russia, director elections are typically handled through a cumulative voting process. Cumulative voting allows shareholders to cast all of their votes for a single nominee for the board of directors, or to allocate their votes among nominees in any other way. In contrast, in “regular” voting, shareholders may not give more than one vote per share to any single nominee. Cumulative voting can help to strengthen the ability of minority shareholders to elect a director.

In Russia, as in some other emerging markets, standards of corporate governance are usually behind those in developed markets. Rather than vote against the entire board of directors, as the

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funds generally would in the case of a company whose board fails to meet the funds’ standards for independence, the funds may, on a case by case basis, cast all of their votes for one or more independent director nominees. The funds believe that it is important to increase the number of independent directors on the boards of Russian companies to mitigate the risks associated with dominant shareholders.

Singapore

► The funds will withhold votes from the entire board of directors if

• in the case of a board with an independent director serving as chair, fewer than one-third of the directors are independent directors; or, in the case of a board not chaired by an independent director, fewer than half of the directors are independent directors,

• the board has not established audit and compensation committees, each with an independent director serving as chair, with at least a majority of the members being independent directors, and with all of the directors being non-executive directors, or

• the board has not established a nominating committee, with an independent director serving as chair, and with at least a majority of the members being independent directors.

Commentary: For purposes of these guidelines, an “independent director” is a director that has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Singapore Code of Corporate Governance, Guideline 2.3. A “non-executive director” is a director who is not employed with the company.

United Kingdom

► The funds will withhold votes from the entire board of directors if

• fewer than half of the directors are independent non-executive directors,

• the board has not established a nomination committee composed of a majority of independent non-executive directors, or

• the board has not established compensation and audit committees composed of (1) at least three directors (in the case of smaller companies, two directors) and (2) solely independent non-executive directors, provided that, to the extent permitted under the United Kingdom’s Combined Code on Corporate Governance, the company chairman may serve on (but not serve as chairman of) the compensation and audit committees if the chairman was considered independent upon his or her appointment as chairman.

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► The funds will withhold votes from any nominee for director who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director, such as investment banking, consulting, legal, or financial advisory fees.

► The funds will vote for proposals to amend a company’s articles of association to authorize boards to approve situations that might be interpreted to present potential conflicts of interest affecting a director.

Commentary:

Application of guidelines: Although the United Kingdom’s Combined Code on Corporate Governance (“Combined Code”) has adopted the “comply and explain” approach to corporate governance, the funds’ Trustees believe that the guidelines discussed above with respect to board independence standards are integral to the protection of investors in U.K. companies. As a result, these guidelines will generally be applied in a prescriptive manner.

Definition of independence: For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that the funds do not view service on the board for more than nine years as affecting a director’s independence. Company chairmen in the U.K. are generally considered affiliated upon appointment as chairman due to the nature of the position of chairman. Consistent with the Combined Code, a company chairman who was considered independent upon appointment as chairman: may serve as a member of, but not as the chairman of, the compensation (remuneration) committee; and, in the case of smaller companies, may serve as a member of, but not as the chairman of, the audit committee.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

Conflicts of interest: The Companies Act 2006 requires a director to avoid a situation in which he or she has, or can have, a direct or indirect interest that conflicts, or possibly may conflict, with the interests of the company. This broadly written requirement could be construed to prevent a director from becoming a trustee or director of another organization. Provided there are reasonable safeguards, such as the exclusion of the relevant director from deliberations, the funds believe that the board may approve this type of potential conflict of interest in its discretion.

All other jurisdictions

► The funds will vote for supervisory board nominees when the supervisory board meets the funds’ independence standards, otherwise the funds will vote against supervisory board nominees.

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Commentary: Companies in many jurisdictions operate under the oversight of supervisory boards. In the absence of jurisdiction-specific guidelines, the funds will generally hold supervisory boards to the same standards of independence as it applies to boards of directors in the United States.

Contested Board Elections

Italy

► The funds will vote for the management- or board-sponsored slate of nominees if the board meets the funds’ independence standards, and against the management- or board-sponsored slate of nominees if the board does not meet the funds’ independence standards; the funds will not vote on shareholder-proposed slates of nominees.

Commentary: Contested elections in Italy may involve a variety of competing slates of nominees. In these circumstances, the funds will focus their analysis on the board- or management-sponsored slate.

Corporate Governance

► The funds will vote for proposals to change the size of a board if the board meets the funds’ independence standards, and against proposals to change the size of a board if the board does not meet the funds’ independence standards.

► The funds will vote for shareholder proposals calling for a majority of a company’s directors to be independent of management.

► The funds will vote for shareholder proposals seeking to increase the independence of board nominating, audit, and compensation committees.

► The funds will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

Australia

► The funds will vote on a case-by-case basis on board spill resolutions.

Commentary: The Corporations Amendment (Improving Accountability on Director and Executive Compensation) Bill 2011 provides that, if a company’s remuneration report receives a “no” vote of 25% or more of all votes cast at two consecutive annual general meetings, at the second annual general meeting, a spill resolution must be proposed. If the spill resolution is approved (by simple majority), then a further meeting to elect a new board (excluding the managing director) must be held within 90 days. The funds will consider board spill resolutions on a case-by-case basis.

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Europe

► The funds will vote for proposals to ratify board acts, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

Taiwan

► The funds will vote against proposals to release directors from their non-competition obligations (their obligations not to engage in any business that is competitive with the company), unless the proposal is narrowly drafted to permit directors to engage in a business that is competitive with the company only on behalf of a wholly-owned subsidiary of the company.

Compensation

► The funds will vote for proposals to approve annual directors’ fees, except that the funds will consider these proposals on a case-by-case basis in each case in which the funds’ proxy voting service has recommended a vote against such a proposal.

► The funds will vote for non-binding proposals to approve remuneration reports, except that the funds will vote against proposals to approve remuneration reports that indicate that awards under a long-term incentive plan are not linked to performance targets.

Commentary: Since proposals relating to directors’ fees for non-U.S. issuers generally address relatively modest fees paid to non-executive directors, the funds generally support these proposals, provided that the fees are consistent with directors’ fees paid by the company’s peers and do not otherwise appear unwarranted. Consistent with the approach taken for U.S. issuers, the funds generally favor compensation programs that relate executive compensation to a company’s long-term performance and will support non-binding remuneration reports unless such a correlation is not made.

Europe and Asia ex-Japan

► In the case of proposals that do not include sufficient information for determining average annual dilution, the funds will vote for stock option and restricted stock plans that will result in an average gross potential dilution of 5% or less.

Commentary: Asia ex-Japan means China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand. In these markets, companies may not disclose the life of the plan and there may not be a specific number of shares requested; therefore, it may not be possible to determine the average annual dilution related to the plan and apply the funds’ standard dilution test.

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France

► The funds will vote for an employee stock purchase plan or share save scheme that has the following features: (1) the shares purchased under the plan are acquired for no less than 70% of their market value; (2) the vesting period is greater than or equal to 10 years; (3) the offering period under the plan is 27 months or less; and (4) dilution is 10% or less.

Commentary: To conform to local market practice, the funds support plans or schemes at French issuers that permit the purchase of shares at up to a 30% discount (i.e., shares may be purchased for no less than 70% of their market value). By comparison, for U.S. issuers, the funds do not support employee stock purchase plans that permit shares to be acquired at more than a 15% discount (i.e., for less than 85% of their market value); in the United Kingdom, up to a 20% discount is permitted.

United Kingdom

► The funds will vote for an employee stock purchase plan or share save scheme that has the following features: (1) the shares purchased under the plan are acquired for no less than 80% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

Commentary: These are the same features that the funds require of employee stock purchase plans proposed by U.S. issuers, except that, to conform to local market practice, the funds support plans or schemes at United Kingdom issuers that permit the purchase of shares at up to a 20% discount (i.e., shares may be purchased for no less than 80% of their market value). By comparison, for U.S. issuers, the funds do not support employee stock purchase plans that permit shares to be acquired at more than a 15% discount (i.e., for less than 85% of their market value).

Capitalization

Unless a proposal is directly addressed by a country-specific guideline:

► The funds will vote for proposals

• to issue additional common stock representing up to 20% of the company’s outstanding common stock, where shareholders do not have preemptive rights, or

• to issue additional common stock representing up to 100% of the company’s outstanding common stock, where shareholders do have preemptive rights.

► The funds will vote for proposals to authorize share repurchase programs that are recommended for approval by the funds’ proxy voting service; otherwise, the funds will vote against such proposals.

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Australia

► The funds will vote for proposals to carve out, from the general cap on non-pro rata share issues of 15% of total equity in a rolling 12-month period, a particular proposed issue of shares or a particular issue of shares made previously within the 12-month period, if the company’s board meets the funds’ independence standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.

► The funds will vote for proposals to approve the grant of equity awards to directors, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

China

► The funds will vote for proposals to issue and/or to trade in non-convertible, convertible and/or exchangeable debt obligations, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

Hong Kong

► The funds will vote for proposals to approve a general mandate permitting the company to engage in non-pro rata share issues of up to 20% of total equity in a year if the company’s board meets the funds’ independence standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.

► The funds will for proposals to approve the reissuance of shares acquired by the company under a share repurchase program, provided that: (1) the funds supported (or would have supported, in accordance with these guidelines) the share repurchase program, (2) the reissued shares represent no more than 10% of the company’s outstanding shares (measured immediately before the reissuance), and (3) the reissued shares are sold for no less than 85% of current market value.

France

► The funds will vote for proposals to increase authorized shares, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

► The funds will vote against proposals to authorize the issuance of common stock or convertible debt instruments and against proposals to authorize the repurchase and/or reissuance of shares where those authorizations may be used, without further shareholder approval, as anti-takeover measures.

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New Zealand

► The funds will vote for proposals to approve the grant of equity awards to directors, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

Commentary: In light of the prevalence of certain types of capitalization proposals in Australia, China, Hong Kong, France and New Zealand, the funds have adopted guidelines specific to those jurisdictions.

Other Business Matters

► The funds will vote for proposals permitting companies to deliver reports and other materials electronically (e.g., via website posting).

► The funds will vote for proposals permitting companies to issue regulatory reports in English.

► The funds will vote against proposals to shorten shareholder meeting notice periods to fourteen days.

Commentary: Under Directive 2007/36/EC of the European Parliament and the Council of the European Union, companies have the option to request shareholder approval to set the notice period for special meetings at 14 days provided that certain electronic voting and communication requirements are met. The funds believe that the 14 day notice period is too short to provide overseas shareholders with sufficient time to analyze proposals and to participate meaningfully at special meetings and, as a result, have determined to vote against such proposals.

► The funds will vote for proposals to amend a company’s charter or bylaws, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

Commentary: If the substance of any proposed amendment is covered by a specific guideline included herein, then that guideline will govern.

France

► The funds will vote for proposals to approve a company’s related party transactions, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

► If a company has not proposed an opt-out clause in its articles of association and the implementation of double-voting rights has not been approved by shareholders, the funds will vote against the ratification of board acts for the previous fiscal year, will withhold votes from the re-election of members of the board’s governance committee (or in the absence of a governance committee, against the chair of the board or the next session board member up for re-election) and, if there is no opportunity to vote against ratification of

January 30, 2018	II-139

board acts or to withhold votes from directors, will vote against the approval of the company’s accounts and reports.

Commentary: In France, shareholders are generally requested to approve any agreement between the company and: (i) its directors, chair of the board, CEO and deputy CEOs; (ii) the members of the supervisory board and management board, for companies with a dual structure; and (iii) a shareholder who directly or indirectly owns at least 10% of the company’s voting rights. This includes agreements under which compensation may be paid to executive officers after the end of their employment, such as severance payments, supplementary retirement plans and non-competition agreements. The funds will generally support these proposals unless the funds’ proxy voting service recommends a vote against, in which case the funds will consider the proposal on a case-by-case basis.

Under French law, shareholders of French companies with shares held in registered form under the same name for at least two years will automatically be granted double-voting rights, unless a company has amended its articles of association to opt out of the double-voting rights regime. Awarding double-voting rights in this manner is likely to disadvantage non-French institutional shareholders. Accordingly, the funds will take actions to signal disapproval of double-voting rights at companies that have not opted-out from the double-voting rights regime and that have not obtained shareholder approval of the double-voting rights regime.

Germany

► The funds will vote in accordance with the recommendation of the company’s board of directors on shareholder countermotions added to a company’s meeting agenda, unless the countermotion is directly addressed by one of the funds’ other guidelines.

Commentary: In Germany, shareholders are able to add both proposals and countermotions to a meeting agenda. Countermotions, which must correspond to a proposal on the agenda, generally call for shareholders to oppose the existing proposal, although they may also propose separate voting decisions. Countermotions may be proposed by any shareholder and they are typically added throughout the period between the publication of the meeting agenda and the meeting date. This guideline reflects the funds’ intention to focus on the original proposal, which is expected to be presented a reasonable period of time before the shareholder meeting so that the funds will have an appropriate opportunity to evaluate it.

► The funds will vote for proposals to approve profit-and-loss transfer agreements between a controlling company and its subsidiaries.

Commentary: These agreements are customary in Germany and are typically entered into for tax purposes. In light of this and the prevalence of these proposals, the funds have adopted a guideline to vote for this type of proposal.

Taiwan

► The funds will vote for proposals to amend a Taiwanese company’s procedural rules.

January 30, 2018	II-140

Commentary: Since procedural rules, which address such matters as a company’s policies with respect to capital loans, endorsements and guarantees, and acquisitions and disposal of assets, are generally adopted or amended to conform to changes in local regulations governing these transactions, the funds have adopted a guideline to vote for these transactions.

As adopted January 27, 2017

Proxy voting procedures of The Putnam Funds

The proxy voting procedures below explain the role of the funds’ Trustees, proxy voting service and Director of Proxy Voting and Corporate Governance (“Proxy Voting Director”), as well as how the process works when a proxy question needs to be handled on a case-by-case basis, or when there may be a conflict of interest.

The role of the funds’ Trustees

The Trustees of The Putnam Funds exercise control of voting proxies through their Board Policy and Nominating Committee, which is composed entirely of independent Trustees. The Board Policy and Nominating Committee oversees the proxy voting process and participates, as needed, in the resolution of issues that need to be handled on a case-by-case basis. The Committee annually reviews and recommends, for Trustee approval, guidelines governing the funds’ proxy votes, including how the funds vote on specific proposals and which matters are to be considered on a case-by-case basis. The Trustees are assisted in this process by their independent administrative staff (“Office of the Trustees”), independent legal counsel, and an independent proxy voting service. The Trustees also receive assistance from Putnam Investment Management, LLC (“Putnam Management”), the funds’ investment adviser, on matters involving investment judgments. In all cases, the ultimate decision on voting proxies rests with the Trustees, acting as fiduciaries on behalf of the shareholders of the funds.

The role of the proxy voting service

The funds have engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with the funds’ custodian(s) to ensure that all proxy materials received by the custodians relating to the funds’ portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting guidelines established by the Trustees. The proxy voting service will refer proxy questions to the Proxy Voting Director for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the attention of the Proxy Voting Director specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The funds also utilize research services relating to proxy questions provided by the proxy voting service and by other firms.

January 30, 2018	II-141

The role of the Proxy Voting Director

The Proxy Voting Director, a member of the Office of the Trustees, assists in the coordination and voting of the funds’ proxies. The Proxy Voting Director deals directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, solicits voting recommendations and instructions from the Office of the Trustees, the Chair of the Board Policy and Nominating Committee, and Putnam Management’s investment professionals, as appropriate. The Proxy Voting Director is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service. In addition, the Proxy Voting Director is the contact person for receiving recommendations from Putnam Management’s investment professionals with respect to any proxy question in circumstances where the investment professional believes that the interests of fund shareholders warrant a vote contrary to the fund’s proxy voting guidelines.

On occasion, representatives of a company in which the funds have an investment may wish to meet with the company’s shareholders in advance of the company’s shareholder meeting, typically to explain and to provide the company’s perspective on the proposals up for consideration at the meeting. As a general matter, the Proxy Voting Director will participate in meetings with these company representatives.

The Proxy Voting Director is also responsible for ensuring that the funds file the required annual reports of their proxy voting records with the Securities and Exchange Commission. The Proxy Voting Director coordinates with the funds’ proxy voting service to prepare and file on Form N-PX, by August 31 of each year, the funds’ proxy voting record for the most recent twelve-month period ended June 30. In addition, the Proxy Voting Director is responsible for coordinating with Putnam Management to arrange for the funds’ proxy voting record for the most recent twelve-month period ended June 30 to be available on the funds’ website.

Voting procedures for referral items

As discussed above, the proxy voting service will refer proxy questions to the Proxy Voting Director under certain circumstances. Unless the referred proxy question involves investment considerations (i.e., the proxy question might be seen as having a bearing on the economic interests of a shareholder in the company) and is referred to Putnam Management’s investment professionals for a voting recommendation as described below, the Proxy Voting Director will assist in interpreting the guidelines and, if necessary, consult with a senior staff member of the Office of the Trustees and/or the Chair of the Board Policy and Nominating Committee on how the funds’ shares will be voted.

The Proxy Voting Director will refer proxy questions that involve investment considerations, through an electronic request form, to Putnam Management’s investment professionals for a voting recommendation. These referrals will be made in cooperation with the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing referral items. In connection with each item referred to Putnam Management’s investment professionals, the Legal and Compliance Department will conduct a conflicts of interest review, as described below under “Conflicts of interest,” and provide electronically a conflicts of interest report (the “Conflicts Report”) to the Proxy Voting Director describing the results of the review.

January 30, 2018	II-142

After receiving a referral item from the Proxy Voting Director, Putnam Management’s investment professionals will provide a recommendation electronically to the Proxy Voting Director and the person or persons designated by the Legal and Compliance Department to assist in processing referral items. The recommendation will set forth (1) how the proxies should be voted; and (2) any contacts the investment professionals have had with respect to the referral item with non-investment personnel of Putnam Management or with outside parties (except for routine communications from proxy solicitors). The Proxy Voting Director will review the recommendation of Putnam Management’s investment professionals (and the related Conflicts Report) in determining how to vote the funds’ proxies. The Proxy Voting Director will maintain a record of all proxy questions that have been referred to Putnam Management’s investment professionals, the voting recommendation, and the Conflicts Report. An exception to this referral process is that the Proxy Voting Director will not refer proxy questions in respect of portfolio securities that are held only in funds sub-advised by PanAgora Asset Management, Inc.

In some situations, the Proxy Voting Director may determine that a particular proxy question raises policy issues requiring consultation with the Chair of the Board Policy and Nominating Committee, who, in turn, may decide to bring the particular proxy question to the Committee or the full Board of Trustees for consideration.

Conflicts of interest

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if Putnam Management has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management or a significant personal investment in the company) relating to a particular referral item shall disclose that conflict to the Proxy Voting Director and the Legal and Compliance Department and may be asked to remove himself or herself from the proxy voting process. The Legal and Compliance Department will review each item referred to Putnam Management’s investment professionals to determine if a conflict of interest exists and will provide the Proxy Voting Director with a Conflicts Report for each referral item that: (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

As adopted March 11, 2005 and revised June 12, 2009, January 24, 2014 and June 23, 2017.

January 30, 2018	II-143

Appendix B

January 30, 2018	II-144

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Asset Allocation Funds and Shareholders
of Putnam Dynamic Asset Allocation Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Dynamic Asset Allocation Growth Fund (the “Fund”) as of September 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of September 30, 2017 by correspondence with the custodian, brokers, and transfer agent of the underlying funds, and when replies were not received from brokers, we performed other auditing procedures, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 7, 2017

24 Dynamic Asset Allocation Growth Fund

The fund’s portfolio 9/30/17

COMMON STOCKS (66.8%)*	Shares	Value
Banking (5.2%)
Banco Macro SA ADR (Argentina)	17,324	$2,032,971
Banco Santander SA (Spain)	391,311	2,731,932
Bank Leumi Le-Israel BM (Israel)	22,047	116,946
Bank of China, Ltd. (China)	4,452,000	2,201,968
Bank of Montreal (Canada)	8,200	620,578
BNP Paribas SA (France)	55,843	4,504,559
BOC Hong Kong Holdings, Ltd. (Hong Kong)	57,000	277,325
China Construction Bank Corp. (China)	4,606,000	3,837,847
Citigroup, Inc.	428,600	31,176,364
Credit Agricole SA (France)	141,916	2,579,696
DNB ASA (Norway)	146,528	2,952,821
Dubai Islamic Bank PJSC (United Arab Emirates)	786,284	1,295,273
East West Bancorp, Inc.	25,700	1,536,346
First Hawaiian, Inc.	62,800	1,902,212
Grupo Supervielle SA ADR (Argentina) S	76,114	1,879,255
HDFC Bank, Ltd. (India)	43,508	1,203,687
Industrial & Commercial Bank of China, Ltd. (China)	4,391,000	3,280,200
Industrial Bank of Korea (South Korea)	193,361	2,432,344
Itau Unibanco Holding SA ADR (Preference) (Brazil)	181,074	2,480,714
Japan Post Bank Co., Ltd. (Japan)	21,700	268,282
JPMorgan Chase & Co.	386,737	36,937,251
Lloyds Banking Group PLC (United Kingdom)	649,360	589,347
Mitsubishi UFJ Financial Group, Inc. (Japan)	956,998	6,218,380
Moneta Money Bank AS (Czech Republic)	359,899	1,267,178
National Bank of Canada (Canada)	5,800	279,134
Nordea Bank AB (Sweden)	44,305	600,532
PNC Financial Services Group, Inc. (The)	6,000	808,620
Popular, Inc. (Puerto Rico)	46,700	1,678,398
Resona Holdings, Inc. (Japan)	845,100	4,342,842
Sberbank of Russia PJSC ADR (Russia)	199,647	2,841,975
Societe Generale SA (France)	76,937	4,504,310
Sumitomo Mitsui Financial Group, Inc. (Japan)	154,600	5,947,096
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	33,900	1,224,983
SunTrust Banks, Inc.	86,900	5,194,013
TCF Financial Corp.	60,200	1,025,808
U.S. Bancorp	6,000	321,540
United Overseas Bank, Ltd. (Singapore)	31,400	544,156
		143,636,883
Basic materials (2.8%)
Anglo American PLC (United Kingdom)	77,431	1,389,832
Asahi Kasei Corp. (Japan)	184,000	2,267,097
BASF SE (Germany)	67,227	7,154,184
Cabot Corp.	14,100	786,780
Celanese Corp. Ser. A	6,600	688,182
China State Construction International Holdings, Ltd. (China)	872,000	1,271,758
CIMIC Group, Ltd. (Australia)	111,036	3,863,541
Covestro AG (Germany)	17,741	1,525,429
Dilip Buildcon, Ltd. (India) †	85,523	785,190

Dynamic Asset Allocation Growth Fund 25

COMMON STOCKS (66.8%)* cont.	Shares	Value
Basic materials cont.
Evonik Industries AG (Germany)	135,629	$4,844,265
Formosa Plastics Corp. (Taiwan)	453,000	1,372,793
Fortescue Metals Group, Ltd. (Australia)	305,834	1,238,279
Grand Pacific Petrochemical (Taiwan)	1,405,000	1,054,442
Hindalco Industries, Ltd. (India)	322,900	1,193,301
Hitachi Chemical Co., Ltd. (Japan)	59,700	1,637,661
Hitachi Metals, Ltd. (Japan)	30,600	426,066
HOCHTIEF AG (Germany)	25,052	4,226,680
Kajima Corp. (Japan)	105,000	1,043,912
Korea Zinc Co., Ltd. (South Korea)	2,973	1,285,339
Kuraray Co., Ltd. (Japan)	80,400	1,504,721
Mitsubishi Chemical Holdings Corp. (Japan)	242,800	2,315,971
Mitsubishi Gas Chemical Co., Inc. (Japan)	44,400	1,041,542
Mitsubishi Materials Corp. (Japan)	10,600	366,577
Mondi PLC (South Africa)	19,291	518,291
Mota-Engil SGPS SA (Portugal)	223,869	839,282
NCC, Ltd./India (India)	689,594	878,771
Newmont Mining Corp.	83,700	3,139,587
Packaging Corp. of America	37,500	4,300,500
Reliance Steel & Aluminum Co.	19,300	1,470,081
Rio Tinto PLC (United Kingdom)	36,014	1,676,026
Sherwin-Williams Co. (The)	22,700	8,127,508
Shin-Etsu Chemical Co., Ltd. (Japan)	12,000	1,073,933
Sonoco Products Co.	1,600	80,720
Steel Dynamics, Inc.	132,600	4,570,722
Taisei Corp. (Japan)	39,800	2,088,380
Timken Co. (The)	34,300	1,665,265
United Co. RUSAL PLC (RUSAL) (Russia)	1,215,000	918,472
UPM-Kymmene OYJ (Finland)	98,798	2,677,522
voestalpine AG (Austria)	20,634	1,052,191
Waskita Beton Precast Tbk PT (Indonesia)	23,878,200	639,163
		78,999,956
Capital goods (4.1%)
ACS Actividades de Construccion y Servicios SA (Spain)	99,533	3,688,542
Allison Transmission Holdings, Inc. S	155,500	5,835,915
Avery Dennison Corp.	33,700	3,314,058
BAE Systems PLC (United Kingdom)	61,480	520,250
Berry Plastics Group, Inc. †	1,800	101,970
BWX Technologies, Inc.	34,200	1,915,884
CAE, Inc. (Canada)	10,400	181,953
Canon, Inc. (Japan)	900	30,762
Carlisle Cos., Inc.	19,100	1,915,539
China Communications Construction Co., Ltd. (China)	650,000	812,717
Crane Co.	8,100	647,919
Crown Holdings, Inc. †	123,100	7,351,532
CTCI Corp. (Taiwan)	680,000	1,092,700
Cummins, Inc.	52,000	8,737,560
Dassault Aviation SA (France)	334	540,202
General Dynamics Corp.	2,300	472,834

26 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (66.8%)* cont.	Shares	Value
Capital goods cont.
HD Supply Holdings, Inc. †	60,300	$2,175,021
HEICO Corp.	500	44,905
Hitachi, Ltd. (Japan)	452,000	3,188,377
Honeywell International, Inc.	5,200	737,048
Huntington Ingalls Industries, Inc.	15,300	3,464,532
Jacobs Engineering Group, Inc.	43,300	2,523,091
Jain Irrigation Systems, Ltd. (India) †	504,421	732,440
JTEKT Corp (Japan)	61,100	847,232
KEI Industries, Ltd. (India) †	189,029	943,437
L3 Technologies, Inc.	63,209	11,910,472
Minth Group, Ltd. (China)	176,000	923,777
Northrop Grumman Corp.	39,700	11,422,484
Oshkosh Corp.	33,300	2,748,582
Parker Hannifin Corp.	35,000	6,125,700
Quanta Services, Inc. †	93,500	3,494,095
Raytheon Co.	61,400	11,456,012
Republic Services, Inc.	2,700	178,362
Safran SA (France)	6,238	637,296
Sandvik AB (Sweden)	151,503	2,613,436
Spirit AeroSystems Holdings, Inc. Class A	44,000	3,419,680
Thales SA (France)	4,667	528,316
Waste Management, Inc.	62,000	4,852,740
WESCO International, Inc. †	13,300	774,725
		112,902,097
Communication services (2.1%)
ACC Claims Holdings, LLC Class A (Units) F	164,400	986
AT&T, Inc.	6,900	270,273
BCE, Inc. (Canada)	10,900	510,690
Cable One, Inc.	1,000	722,120
Deutsche Telekom AG (Germany)	13,029	243,073
Eutelsat Communications SA (France)	14,335	424,580
I-CABLE Communications, Ltd. (Hong Kong) †	294,556	9,623
Juniper Networks, Inc.	229,800	6,395,334
KDDI Corp. (Japan)	59,700	1,575,012
Megacable Holdings SAB de CV (Units) (Mexico)	325,654	1,356,445
Nippon Telegraph & Telephone Corp. (Japan)	116,400	5,338,250
PCCW, Ltd. (Hong Kong)	203,000	109,997
PLAY Communications SA (Poland) †	106,539	1,082,616
Proximus SADP (Belgium)	5,956	205,234
Shaw Communications, Inc. (Canada)	2,100	48,337
Sky PLC (United Kingdom)	384,039	4,708,700
Sterlite Technologies, Ltd. (India) †	249,593	856,592
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	4,710,000	1,628,783
Telstra Corp., Ltd. (Australia)	1,334,479	3,659,971
Turkcell Iletisim Hizmetleri AS (Turkey)	262,866	936,238
Verizon Communications, Inc.	557,615	27,596,366
		57,679,220
Communications equipment (—%)
Harris Corp.	2,700	355,536
		355,536

Dynamic Asset Allocation Growth Fund 27

COMMON STOCKS (66.8%)* cont.	Shares	Value
Computers (3.0%)
Amadeus IT Holding SA Class A (Spain)	88,275	$5,737,231
Apple, Inc.	334,028	51,480,395
CDK Global, Inc.	3,100	195,579
Check Point Software Technologies, Ltd. (Israel) †	500	57,010
Citrix Systems, Inc. †	64,900	4,985,618
CommerceHub, Inc. Ser. C †	2,600	55,510
Fortinet, Inc. †	95,600	3,426,304
Fujitsu, Ltd. (Japan)	90,000	670,574
HP, Inc.	513,600	10,251,456
NCR Corp. †	43,400	1,628,368
NetApp, Inc.	6,900	301,944
Otsuka Corp. (Japan)	17,600	1,130,963
Synopsys, Inc. †	38,800	3,124,564
Xerox Corp.	24,075	801,457
		83,846,973
Conglomerates (0.5%)
Bouygues SA (France)	95,629	4,537,912
Danaher Corp.	69,500	5,961,710
Marubeni Corp. (Japan)	646,100	4,415,963
		14,915,585
Consumer cyclicals (9.0%)
Adecco Group AG (Switzerland)	57,764	4,497,760
Amazon.com, Inc. †	40	38,454
Aramark	73,000	2,964,530
Aristocrat Leisure, Ltd. (Australia)	125,432	2,074,685
Atacadao Distribuicao Comercio e Industria, Ltda. (Brazil) †	212,456	1,040,428
Automatic Data Processing, Inc.	5,900	644,988
Basso Industry Corp. (Taiwan)	516,000	1,442,750
Berkeley Group Holdings PLC (The) (United Kingdom)	3,833	190,913
Bloomberry Resorts Corp. (Philippines) †	3,701,800	778,149
Booz Allen Hamilton Holding Corp.	51,700	1,933,063
Bridgestone Corp. (Japan)	12,400	563,107
Canadian Tire Corp., Ltd. (Canada)	4,100	510,434
Carnival PLC (United Kingdom)	66,946	4,254,831
Carter’s, Inc.	11,900	1,175,125
CBS Corp. Class B (non-voting shares)	10,600	614,800
Christian Dior SE (France)	1,842	589,875
Clorox Co. (The)	42,600	5,619,366
Dai Nippon Printing Co., Ltd. (Japan)	67,500	1,617,402
Daimler AG (Registered Shares) (Germany)	2,687	214,269
Discovery Communications, Inc. Class A † S	357,500	7,611,175
Dolby Laboratories, Inc. Class A	13,900	799,528
Ecolab, Inc.	1,200	154,332
Electrolux AB Ser. B (Sweden)	119,083	4,044,047
Euronet Worldwide, Inc. †	8,000	758,320
FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Germany) † ∆∆ F	2	2
Ferrari NV (Italy)	727	80,339
Fiat Chrysler Automobiles NV (Italy) †	223,086	3,997,168
Ford Motor Co.	46,200	553,014

28 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (66.8%)* cont.	Shares	Value
Consumer cyclicals cont.
Fu Shou Yuan International Group, Ltd. (China)	1,932,000	$1,272,082
GEDI Gruppo Editoriale SpA (Italy) †	7,504	6,652
Genting Bhd (Malaysia)	399,000	902,502
Harvey Norman Holdings, Ltd. (Australia) S	544,317	1,662,174
Hasbro, Inc.	48,100	4,697,927
Home Depot, Inc. (The)	45,081	7,373,448
Hyatt Hotels Corp. Class A †	13,400	827,986
Industrivarden AB Class A (Sweden)	165,133	4,407,656
International Game Technology PLC	21,700	532,735
Interpublic Group of Cos., Inc. (The)	23,900	496,881
ISS A/S (Denmark)	36,524	1,468,791
Itausa — Investimentos Itau SA (Preference) (Brazil)	270,164	940,880
John Wiley & Sons, Inc. Class A	12,100	647,350
KAR Auction Services, Inc.	33,700	1,608,838
Kimberly-Clark Corp.	85,600	10,073,408
Kingfisher PLC (United Kingdom)	862,819	3,451,188
Lagardere SCA (France)	18,686	625,557
Lear Corp.	24,000	4,153,920
Liberty SiriusXM Group Class A †	44,700	1,872,930
Lowe’s Cos., Inc.	233,227	18,644,166
LSC Communications, Inc.	21,500	354,965
LVMH Moet Hennessy Louis Vuitton SA (France)	937	258,532
Marks & Spencer Group PLC (United Kingdom)	883,168	4,182,293
Marriott International, Inc./MD Class A	300	33,078
Masco Corp.	95,500	3,725,455
Mazda Motor Corp. (Japan)	37,400	573,628
METRO AG (Germany)	6,906	81,320
Michaels Cos., Inc. (The) †	63,100	1,354,757
MSC Industrial Direct Co., Inc. Class A	15,900	1,201,563
Namco Bandai Holdings, Inc. (Japan)	29,200	1,001,982
Naspers, Ltd. Class N (South Africa)	22,214	4,791,054
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private)
(Germany) † ∆∆ F	1	1
New Middle East Other Assets GmbH (acquired 8/12/13, cost $1) (Private)
(Germany) † ∆∆ F	1	1
News Corp. Class A	82,000	1,087,320
News Corp. Class B	2,400	32,760
Nien Made Enterprise Co., Ltd. (Taiwan)	122,000	1,255,090
Novus Holdings, Ltd. (South Africa)	7,683	3,706
NVR, Inc. †	1,050	2,997,750
Owens Corning	43,100	3,333,785
Padini Holdings Bhd (Malaysia)	725,400	782,057
PC Jeweller, Ltd. (India)	121,107	614,984
Peugeot SA (France)	178,505	4,251,149
Poya International Co., Ltd. (Taiwan)	93,820	1,122,418
Priceline Group, Inc. (The) †	89	162,943
PVH Corp.	47,100	5,937,426
Qualicorp SA (Brazil)	133,463	1,597,098
Ralph Lauren Corp.	110,200	9,729,558
Randstad Holding NV (Netherlands)	19,701	1,218,717

Dynamic Asset Allocation Growth Fund 29

COMMON STOCKS (66.8%)* cont.	Shares	Value
Consumer cyclicals cont.
Renault SA (France)	19,283	$1,894,126
Robinsons Retail Holdings, Inc. (Philippines)	505,440	985,028
Ross Stores, Inc.	105,100	6,786,307
RR Donnelley & Sons Co.	32,933	339,210
RTL Group SA (Belgium)	16,416	1,242,509
Scotts Miracle-Gro Co. (The) Class A	23,900	2,326,426
ServiceMaster Global Holdings, Inc. †	30,200	1,411,246
Sporton International, Inc. (Taiwan)	206,000	1,032,994
Square, Inc. Class A †	303,100	8,732,311
Suzuki Motor Corp. (Japan)	17,300	908,263
TABCORP Holdings, Ltd. (Australia)	703,824	2,363,310
Taylor Wimpey PLC (United Kingdom)	1,784,522	4,674,910
TJX Cos., Inc. (The)	191,300	14,104,549
Toppan Printing Co., Ltd. (Japan)	222,000	2,203,563
Toro Co. (The)	19,400	1,203,964
TransUnion †	52,600	2,485,876
TUI AG (Germany)	48,856	828,812
Twenty-First Century Fox, Inc.	4,000	105,520
Valeo SA (France)	33,413	2,479,235
Vantiv, Inc. Class A † S	23,800	1,677,186
Visteon Corp. †	18,400	2,277,368
Wal-Mart Stores, Inc.	124,100	9,697,174
Walt Disney Co. (The)	151,400	14,923,498
World Fuel Services Corp.	1,300	44,083
Yamada Denki Co., Ltd. (Japan)	20,000	109,310
Yue Yuen Industrial Holdings, Ltd. (Hong Kong)	203,000	773,945
		251,726,038
Consumer finance (0.3%)
Chailease Holding Co., Ltd. (Taiwan)	554,000	1,339,276
Dewan Housing Finance Corp., Ltd. (India) †	139,707	1,178,301
Discover Financial Services	77,400	4,990,752
		7,508,329
Consumer staples (6.4%)
Altria Group, Inc.	63,476	4,025,648
Associated British Foods PLC (United Kingdom)	39,213	1,677,774
Beauty Community PCL (Foreign depositary shares) (Thailand)	1,533,000	735,472
Beiersdorf AG (Germany)	4,727	508,570
BIM Birlesik Magazalar AS (Turkey)	42,138	878,134
Bunge, Ltd.	49,200	3,417,432
Campbell Soup Co.	76,300	3,572,366
Carlsberg A/S Class B (Denmark)	4,881	534,129
Coca-Cola Amatil, Ltd. (Australia)	523,403	3,179,643
Coca-Cola HBC AG (Switzerland)	17,374	587,849
ConAgra Foods, Inc.	117,800	3,974,572
CVS Health Corp.	6,300	512,316
Darden Restaurants, Inc.	49,600	3,907,488
Delivery Hero Holding GmbH (Germany) †	19,533	773,383
Delivery Hero Holding GmbH (acquired 6/12/15, cost $154,040) (Private)
(Germany) † ∆∆ F	6,000	213,806

30 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (66.8%)* cont.	Shares	Value
Consumer staples cont.
Diageo PLC (United Kingdom)	6,062	$199,259
Dino Polska SA 144A (Poland) †	62,950	1,144,624
Distribuidora Internacional de Alimentacion SA (Spain)	108,436	632,472
Dr. Pepper Snapple Group, Inc.	21,100	1,866,717
Energizer Holdings, Inc. S	25,300	1,165,065
Global Fashion Holding SA (acquired 8/2/13, cost $43,833) (Private)
(Luxembourg) † ∆∆ F	1,036	11,086
Gourmet Master Co., Ltd. (Taiwan)	31,000	330,655
Graham Holdings Co. Class B	62	36,276
Grape King Bio, Ltd. (Taiwan)	34,000	205,222
Gruma SAB de CV Class B (Mexico)	89,317	1,311,699
Heineken Holding NV (Netherlands)	51,210	4,811,747
Henkel AG & Co. KGaA (Preference) (Germany)	4,043	550,235
Hershey Co. (The)	51,200	5,589,504
Ingredion, Inc.	23,200	2,798,848
ITOCHU Corp. (Japan)	303,700	4,976,220
J Sainsbury PLC (United Kingdom)	1,301,716	4,149,686
J.M. Smucker Co. (The)	2,700	283,311
Kao Corp. (Japan)	87,100	5,135,675
Lamb Weston Holdings, Inc.	43,700	2,049,093
Liberty Interactive Corp. †	13,300	765,415
Loblaw Cos., Ltd. (Canada)	8,800	480,289
ManpowerGroup, Inc.	23,900	2,815,898
McDonald’s Corp.	133,800	20,963,784
McDonald’s Holdings Co. (Japan), Ltd. (Japan)	11,700	518,043
Metro Wholesale & Food Specialist AG (Germany) †	6,906	145,981
Nestle SA (Switzerland)	40,677	3,406,728
NH Foods, Ltd. (Japan)	9,000	247,620
PepsiCo, Inc.	156,700	17,461,081
Pinnacle Foods, Inc.	41,700	2,383,989
Pool Corp.	5,600	605,752
Procter & Gamble Co. (The)	38,295	3,484,079
Ser Educacional SA 144A (Brazil)	114,272	1,125,708
Spectrum Brands Holdings, Inc. S	11,100	1,175,712
Swedish Match AB (Sweden)	38,161	1,338,580
Sysco Corp.	142,400	7,682,480
Tate & Lyle PLC (United Kingdom)	515,785	4,482,118
Toyota Tsusho Corp. (Japan)	86,700	2,850,798
Tyson Foods, Inc. Class A	139,100	9,799,595
Ulta Beauty, Inc. †	18,400	4,159,504
Unilever NV ADR (Netherlands)	22,146	1,309,765
US Foods Holding Corp. †	800	21,360
Walgreens Boots Alliance, Inc.	132,000	10,193,040
Watsco, Inc.	18,000	2,899,260
WH Group, Ltd. (Hong Kong)	3,956,500	4,212,798
WM Morrison Supermarkets PLC (United Kingdom)	1,329,595	4,170,858
X5 Retail Group NV GDR (Russia) †	36,114	1,621,157
Yum! Brands, Inc.	52,000	3,827,720
		179,895,088

Dynamic Asset Allocation Growth Fund 31

COMMON STOCKS (66.8%)* cont.	Shares	Value
Electronics (1.6%)
Agilent Technologies, Inc.	82,000	$5,264,400
Casetek Holdings, Ltd. (Taiwan)	294,000	959,044
Corning, Inc.	5,100	152,592
Elite Material Co., Ltd. (Taiwan)	305,000	1,452,145
FLIR Systems, Inc.	35,100	1,365,741
Hoya Corp. (Japan)	40,000	2,169,543
Koninklijke Philips NV (Netherlands)	11,004	454,287
MediaTek, Inc. (Taiwan)	167,000	1,573,120
Samsung Electronics Co., Ltd. (South Korea)	5,244	11,786,981
Samsung Electronics Co., Ltd. (Preference) (South Korea)	666	1,202,986
SK Hynix, Inc. (South Korea)	20,741	1,506,201
Texas Instruments, Inc.	191,200	17,139,168
		45,026,208
Energy (3.3%)
Baker Hughes a GE Co.	121,900	4,463,978
Caltex Australia, Ltd. (Australia)	56,623	1,429,992
Cimarex Energy Co.	53,400	6,069,978
Exxon Mobil Corp.	194,735	15,964,375
Halcon Resources Corp. †	8,621	58,623
Lukoil PJSC ADR (Russia)	27,435	1,452,135
Marathon Petroleum Corp.	7,100	398,168
Milagro Oil & Gas, Inc. (Units) F	89	7,209
Nabors Industries, Ltd.	56,100	452,727
Nine Point Energy	1,344	18,493
OMV AG (Austria)	4,859	283,065
ONEOK, Inc.	139,900	7,751,859
Parsley Energy, Inc. Class A †	303,500	7,994,190
Petroleo Brasileiro SA — Petrobras ADR (Brazil) † S	63,355	636,084
Petroleo Brasileiro SA — Petrobras ADR (Preference) (Brazil) † S	37,400	361,284
Petronet LNG, Ltd. (India)	301,004	1,067,591
Phillips 66	2,100	192,381
PTT PCL (Foreign depositary shares) (Thailand)	117,700	1,439,928
QEP Resources, Inc. †	41,700	357,369
Repsol SA (Spain)	313,555	5,777,510
Rowan Cos. PLC Class A † S	45,200	580,820
Royal Dutch Shell PLC Class B (United Kingdom)	93,715	2,881,389
SandRidge Energy, Inc. †	3,783	76,000
Superior Energy Services, Inc. † S	35,500	379,140
Tervita Corp. Class A (Canada)	179	1,363
Total SA (France)	143,825	7,725,051
Valero Energy Corp.	162,100	12,470,353
Vestas Wind Systems A/S (Denmark)	20,640	1,852,150
Williams Cos., Inc. (The)	294,200	8,828,942
Woodside Petroleum, Ltd. (Australia)	20,289	465,012
		91,437,159
Financial (1.0%)
3i Group PLC (United Kingdom)	527,222	6,450,136
Ally Financial, Inc.	140,400	3,406,104
Broadridge Financial Solutions, Inc.	900	72,738

32 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (66.8%)* cont.	Shares	Value
Financial cont.
CME Group, Inc.	3,400	$461,312
CoreLogic, Inc. †	16,800	776,496
CTBC Financial Holding Co., Ltd. (Taiwan)	2,621,000	1,642,516
DGB Financial Group, Inc. (South Korea)	109,061	1,001,400
Edelweiss Financial Services, Ltd. (India)	284,700	1,173,643
HSBC Holdings PLC (United Kingdom)	113,159	1,117,687
Intercontinental Exchange, Inc.	850	58,395
Mizuho Financial Group, Inc. (Japan)	3,215,500	5,638,612
ORIX Corp. (Japan)	313,100	5,054,291
UNIFIN Financiera, SAB de CV SOFOM, E.N.R. (Mexico)	394,851	1,323,759
		28,177,089
Health care (8.0%)
Alfresa Holdings Corp. (Japan)	13,000	238,371
AmerisourceBergen Corp.	81,500	6,744,125
AstraZeneca PLC (United Kingdom)	10,356	687,607
Baxter International, Inc.	100,400	6,300,100
Bayer AG (Germany)	53,041	7,228,063
Bio-Rad Laboratories, Inc. Class A †	600	133,332
Bruker Corp.	24,000	714,000
C.R. Bard, Inc.	18,000	5,769,000
Celgene Corp. †	143,600	20,939,752
Charles River Laboratories International, Inc. †	17,900	1,933,558
China Traditional Chinese Medicine Holdings Co., Ltd. (China)	2,438,000	1,359,891
Eli Lilly & Co.	127,000	10,863,580
Fleury SA (Brazil)	85,106	791,902
Fresenius SE & Co. KGaA (Germany)	523	42,188
Gilead Sciences, Inc.	313,700	25,415,974
GlaxoSmithKline PLC (United Kingdom)	355,898	7,098,703
Hologic, Inc. †	22,800	836,532
Humana, Inc.	3,000	730,890
Johnson & Johnson	263,659	34,278,307
McKesson Corp.	70,200	10,783,422
Medipal Holdings Corp. (Japan)	73,700	1,280,829
Merck & Co., Inc.	202,500	12,966,075
Mitsubishi Tanabe Pharma Corp. (Japan)	99,700	2,291,775
Novartis AG (Switzerland)	82,581	7,069,722
Pfizer, Inc.	29,700	1,060,290
Premier, Inc. Class A †	22,400	729,568
Richter Gedeon Nyrt (Hungary)	60,076	1,492,060
Roche Holding AG (Switzerland)	37,108	9,472,916
Sanofi (France)	82,792	8,220,538
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. (China)	176,500	734,900
Shionogi & Co., Ltd. (Japan)	67,200	3,676,221
Taro Pharmaceutical Industries, Ltd. (Israel) † S	2,909	327,815
Thermo Fisher Scientific, Inc.	300	56,760
UnitedHealth Group, Inc.	141,300	27,673,605
Vieworks Co., Ltd. (South Korea)	1,332	45,530
WellCare Health Plans, Inc. †	21,500	3,692,410
Zoetis, Inc.	9,800	624,848
		224,305,159

Dynamic Asset Allocation Growth Fund 33

COMMON STOCKS (66.8%)* cont.	Shares	Value
Insurance (3.0%)
Aflac, Inc.	88,900	$7,235,571
AIA Group, Ltd. (Hong Kong)	146,600	1,087,229
Allianz SE (Germany)	33,236	7,461,548
Allstate Corp. (The)	84,400	7,757,204
American Financial Group, Inc.	8,700	900,015
Aspen Insurance Holdings, Ltd.	11,300	456,520
Assured Guaranty, Ltd.	38,500	1,453,375
AXA SA (France)	175,656	5,312,686
Baloise Holding AG (Switzerland)	3,359	531,418
Berkshire Hathaway, Inc. Class B †	2,500	458,300
Dongbu Insurance Co., Ltd. (South Korea)	16,032	1,022,967
Hartford Financial Services Group, Inc. (The)	100,200	5,554,086
Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)	22,530	892,519
ING Life Insurance Korea, Ltd. (South Korea)	30,507	1,265,452
IRB Brasil Resseguros S/A (Brazil) †	156,307	1,492,915
Legal & General Group PLC (United Kingdom)	158,689	552,660
Lincoln National Corp.	49,700	3,651,956
Mapfre SA (Spain)	320,390	1,042,855
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen (Germany)	21,507	4,598,321
NN Group NV (Netherlands)	101,945	4,266,510
Ping An Insurance Group Co. of China, Ltd. (China)	369,500	2,850,998
Prudential Financial, Inc.	79,600	8,463,072
Reinsurance Group of America, Inc.	12,450	1,737,149
Swiss Life Holding AG (Switzerland)	1,278	450,174
Swiss Re AG (Switzerland)	57,781	5,233,019
Travelers Cos., Inc. (The)	23,100	2,830,212
Unum Group	52,900	2,704,777
Validus Holdings, Ltd.	20,300	998,963
Voya Financial, Inc.	52,600	2,098,214
		84,360,685
Investment banking/Brokerage (1.6%)
Ameriprise Financial, Inc.	46,200	6,861,162
Daiwa Securities Group, Inc. (Japan)	95,000	538,658
E*Trade Financial Corp. †	173,800	7,579,418
Goldman Sachs Group, Inc. (The)	88,600	21,015,034
Investor AB Class B (Sweden)	2,758	136,226
Morgan Stanley	73,300	3,530,861
Nomura Holdings, Inc. (Japan)	506,700	2,839,091
Partners Group Holding AG (Switzerland)	691	468,825
Raymond James Financial, Inc.	10,300	868,599
		43,837,874
Photography/Imaging (—%)
FUJIFILM Holdings Corp. (Japan)	12,800	499,042
		499,042
Real estate (2.6%)
AGNC Investment Corp. R	129,200	2,801,056
American Homes 4 Rent R	4,700	102,037
Annaly Capital Management, Inc. R	257,200	3,135,268

34 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (66.8%)* cont.	Shares	Value
Real estate cont.
Apartment Investment & Management Co. Class A R	36,000	$1,578,960
Apple Hospitality REIT, Inc. R	56,400	1,066,524
Barratt Developments PLC (United Kingdom)	332,842	2,740,720
Brandywine Realty Trust R	51,900	907,731
Brixmor Property Group, Inc. R	88,300	1,660,040
Camden Property Trust R	27,300	2,496,585
Cheung Kong Property Holdings, Ltd. (Hong Kong)	582,000	4,840,641
Chimera Investment Corp. R	62,900	1,190,068
Colony NorthStar, Inc. Class A R	136,300	1,711,928
Corporate Office Properties Trust R	2,500	82,075
Duke Realty Corp. R	76,500	2,204,730
Empire State Realty Trust, Inc. Class A R	1,800	36,972
EPR Properties R	2,300	160,402
Equity Commonwealth † R	24,700	750,880
Equity Lifestyle Properties, Inc. R	11,700	995,436
Equity Residential Trust R	76,100	5,017,273
Forest City Realty Trust, Inc. Class A R	65,700	1,676,007
Gaming and Leisure Properties, Inc. R	26,500	977,585
HCP, Inc. R	120,300	3,347,949
Highwoods Properties, Inc. R	30,500	1,588,745
Kerry Properties, Ltd. (Hong Kong)	404,000	1,677,292
Lamar Advertising Co. Class A R	1,900	130,207
Liberty Property Trust R	31,100	1,276,966
MFA Financial, Inc. R	82,600	723,576
Mid-America Apartment Communities, Inc. R	5,800	619,904
MRV Engenharia e Participacoes SA (Brazil)	337,997	1,468,462
New World Development Co., Ltd. (Hong Kong)	1,687,000	2,428,807
Nomura Real Estate Holdings, Inc. (Japan)	38,000	812,295
Outfront Media, Inc. R	31,000	780,580
Park Hotels & Resorts, Inc. R	71,300	1,965,028
Persimmon PLC (United Kingdom)	132,052	4,568,839
Quality Care Properties, Inc. † R	38,800	601,400
Retail Properties of America, Inc. Class A R	6,300	82,719
Senior Housing Properties Trust R	28,900	564,995
Spirit Realty Capital, Inc. R	228,600	1,959,102
Starwood Property Trust, Inc. R	73,200	1,589,904
Sun Hung Kai Properties, Ltd. (Hong Kong)	132,000	2,154,393
Two Harbors Investment Corp. R	98,500	992,880
VEREIT, Inc. R	263,900	2,187,731
Wharf Holdings, Ltd. (The) (Hong Kong)	106,000	944,738
Wheelock and Co., Ltd. (Hong Kong)	372,000	2,616,392
WP Carey, Inc. R	9,300	626,727
		71,842,549
Semiconductor (1.2%)
Applied Materials, Inc.	399,400	20,804,746
Maxim Integrated Products, Inc.	87,400	4,169,854
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	575,350	4,137,991
Teradyne, Inc.	77,400	2,886,246
Tokyo Electron, Ltd. (Japan)	1,100	169,575
		32,168,412

Dynamic Asset Allocation Growth Fund 35

COMMON STOCKS (66.8%)* cont.	Shares	Value
Software (3.0%)
Adobe Systems, Inc. †	23,900	$3,565,402
Amdocs, Ltd.	66,000	4,245,120
Chinasoft International, Ltd. (China)	1,664,000	923,764
F5 Networks, Inc. †	29,900	3,604,744
Intuit, Inc.	62,600	8,897,964
Microsoft Corp.	663,109	49,394,989
Open Text Corp. (Canada)	10,300	332,341
Tencent Holdings, Ltd. (China)	217,000	9,381,376
VMware, Inc. Class A † S	41,700	4,553,223
		84,898,923
Technology services (3.6%)
Alibaba Group Holding, Ltd. ADR (China) † S	53,023	9,157,602
Alphabet, Inc. Class A †	50,660	49,328,655
AtoS SE (France)	34,397	5,335,815
Dell Technologies, Inc. Class V †	45,700	3,528,497
DST Systems, Inc.	13,800	757,344
Dun & Bradstreet Corp. (The)	22,000	2,561,020
DXC Technology Co.	75,200	6,458,176
eBay, Inc. †	169,401	6,515,162
Facebook, Inc. Class A †	64,200	10,969,854
Fidelity National Information Services, Inc.	4,900	457,611
Fiserv, Inc. †	2,500	322,400
Genpact, Ltd.	2,900	83,375
Mixi, Inc. (Japan)	6,500	314,341
NCSOFT Corp. (South Korea)	3,634	1,478,245
Paychex, Inc.	4,800	287,808
Yandex NV Class A (Russia) †	36,848	1,214,142
YY, Inc. ADR (China) †	12,637	1,096,639
		99,866,686
Transportation (2.1%)
ANA Holdings, Inc. (Japan)	69,400	2,631,658
Beijing Capital International Airport Co., Ltd. (China)	508,000	757,945
Central Japan Railway Co. (Japan)	24,400	4,280,470
Delta Air Lines, Inc.	189,777	9,151,047
Deutsche Lufthansa AG (Germany)	14,554	404,404
Deutsche Post AG (Germany)	136,134	6,060,179
easyJet PLC (United Kingdom)	29,195	476,106
Fraport AG Frankfurt Airport Services Worldwide (Germany)	3,505	332,813
International Consolidated Airlines Group SA (Spain)	99,981	796,450
Japan Airlines Co., Ltd. (Japan)	13,200	446,814
Landstar System, Inc.	13,000	1,295,450
Norfolk Southern Corp.	62,500	8,265,000
Qantas Airways, Ltd. (Australia)	763,401	3,502,469
Royal Mail PLC (United Kingdom)	453,232	2,333,364
Union Pacific Corp.	135,300	15,690,741
Yangzijiang Shipbuilding Holdings, Ltd. (China)	691,000	729,392
		57,154,302

36 Dynamic Asset Allocation Growth Fund

COMMON STOCKS (66.8%)* cont.	Shares	Value
Utilities and power (2.4%)
American Electric Power Co., Inc.	92,100	$6,469,104
AusNet Services (Units) (Australia)	314,367	418,348
CenterPoint Energy, Inc.	101,100	2,953,131
Centrica PLC (United Kingdom)	1,575,071	3,946,811
China Water Affairs Group, Ltd. (China)	2,648,000	1,883,100
Edison International	12,000	926,040
Endesa SA (Spain)	101,352	2,284,955
Enel SpA (Italy)	1,130,706	6,808,866
ENGIE SA (France)	25,313	429,914
ENI SpA (Italy)	26,205	433,604
Entergy Corp.	133,224	10,172,985
Exelon Corp.	134,900	5,081,683
FirstEnergy Corp.	166,400	5,130,112
Gas Natural SDG SA (Spain)	10,992	243,330
Great Plains Energy, Inc.	11,600	351,480
Iberdrola SA (Spain)	89,978	698,900
Innogy SE (Germany)	21,037	936,240
Inter RAO UES PJSC (Russia)	9,596,878	618,922
KEC International, Ltd. (India)	230,107	1,084,267
Kinder Morgan, Inc.	23,800	456,484
NiSource, Inc.	126,400	3,234,576
Pampa Energia SA ADR (Argentina) † S	10,727	698,328
PG&E Corp.	6,500	442,585
Power Grid Corp. of India, Ltd. (India)	434,588	1,406,023
PPL Corp.	38,100	1,445,895
RusHydro PJSC ADR (Russia)	879,616	1,262,249
Southern Co. (The)	2,700	132,678
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	11,872	12,466
Tohoku Electric Power Co., Inc. (Japan)	83,700	1,065,135
UGI Corp.	130,350	6,108,201
Vectren Corp.	14,400	947,088
		68,083,500
Total common stocks (cost $1,579,844,950)		$1,863,123,293

	Principal
CORPORATE BONDS AND NOTES (11.4%)*	amount	Value
Basic materials (0.9%)
A Schulman, Inc. company guaranty sr. unsec. unsub. notes
6.875%, 6/1/23	$195,000	$202,313
Agrium, Inc. sr. unsec. unsub. notes 5.25%, 1/15/45 (Canada)	70,000	80,216
AK Steel Corp. company guaranty sr. unsec. notes
6.375%, 10/15/25	135,000	133,313
Allegheny Technologies, Inc. sr. unsec. unsub. notes
9.375%, 6/1/19	275,000	300,438
Allegheny Technologies, Inc. sr. unsec. unsub. notes
7.875%, 8/15/23	40,000	43,350
Allegheny Technologies, Inc. sr. unsec. unsub. notes
5.95%, 1/15/21	115,000	117,300
Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec.
notes 6.25%, 2/1/25 (Netherlands)	200,000	203,500

Dynamic Asset Allocation Growth Fund 37

	Principal
CORPORATE BONDS AND NOTES (11.4%)* cont.	amount	Value
Basic materials cont.
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)	$95,000	$109,250
ArcelorMittal SA sr. unsec. unsub. notes 7.50%, 10/15/39 (France)	145,000	174,000
Axalta Coating Systems, LLC 144A company guaranty sr. unsec.
unsub. notes 4.875%, 8/15/24	195,000	203,288
Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub.
notes 6.375%, 10/1/23	295,000	314,175
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr.
notes 7.25%, 9/1/25	360,000	381,960
Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes
9.75%, 10/15/23	275,000	334,125
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24	315,000	328,388
Boise Cascade Co. 144A company guaranty sr. unsec. notes
5.625%, 9/1/24	495,000	520,369
Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes
10.75%, 8/15/23	357,000	407,873
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes
5.625%, 9/1/24	195,000	206,213
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24	275,000	287,375
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25	700,000	721,000
Celanese US Holdings, LLC company guaranty sr. unsec. unsub.
notes 4.625%, 11/15/22 (Germany)	587,000	633,455
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%,
4/1/24 (Mexico)	550,000	584,381
CF Industries, Inc. company guaranty sr. unsec. bonds
4.95%, 6/1/43	240,000	222,600
Chemours Co. (The) company guaranty sr. unsec. notes
5.375%, 5/15/27	165,000	171,188
Chemours Co. (The) company guaranty sr. unsec. unsub. notes
7.00%, 5/15/25	250,000	276,875
Chemours Co. (The) company guaranty sr. unsec. unsub. notes
6.625%, 5/15/23	175,000	186,156
Compass Minerals International, Inc. 144A company guaranty sr.
unsec. notes 4.875%, 7/15/24	430,000	422,475
Coveris Holdings SA 144A company guaranty sr. unsec. notes
7.875%, 11/1/19 (Luxembourg)	210,000	206,850
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes
8.00%, 10/1/21	88,000	90,860
CSTN Merger Sub, Inc. 144A company guaranty sr. notes
6.75%, 8/15/24	240,000	239,400
Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24	495,000	510,508
E. I. du Pont de Nemours & Co. sr. unsec. notes 3.625%, 1/15/21	265,000	277,634
E. I. du Pont de Nemours & Co. sr. unsec. unsub. FRN BBA LIBOR
USD 3 Month + 0.53%, 1.841%, 5/1/20	195,000	196,645
Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25	252,000	259,143
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 7.50%, 4/1/25 (Canada)	220,000	225,225
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 7.00%, 2/15/21 (Canada)	280,000	287,700
Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25	290,000	301,056
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes
6.875%, 2/15/23 (Indonesia)	245,000	267,050

38 Dynamic Asset Allocation Growth Fund

	Principal
CORPORATE BONDS AND NOTES (11.4%)* cont.	amount	Value
Basic materials cont.
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes
3.55%, 3/1/22 (Indonesia)	$25,000	$24,617
Freeport-McMoRan, Inc. company guaranty sr. unsec. sub. notes
6.75%, 2/1/22 (Indonesia)	130,000	135,525
GCP Applied Technologies, Inc. 144A company guaranty sr. unsec.
notes 9.50%, 2/1/23	440,000	497,200
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub.
notes 4.625%, 4/29/24	719,000	761,601
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub.
notes 4.00%, 4/16/25	486,000	493,460
Grinding Media, Inc./Moly-Cop Altasteel, Ltd. 144A sr. sub. notes
7.375%, 12/15/23	80,000	86,800
Huntsman International, LLC company guaranty sr. unsec. unsub.
notes 4.875%, 11/15/20	249,000	263,629
INVISTA Finance, LLC 144A company guaranty sr. notes
4.25%, 10/15/19	208,000	214,240
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22	130,000	145,600
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A
company guaranty sr. unsec. notes 10.50%, 4/15/23	260,000	297,050
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A
company guaranty sr. unsec. notes 7.00%, 4/15/25	145,000	155,513
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes
4.875%, 9/15/24	205,000	211,224
Mercer International, Inc. company guaranty sr. unsec. notes
7.75%, 12/1/22 (Canada)	175,000	185,719
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)	295,000	306,800
Methanex Corp. sr. unsec. unsub. notes 5.65%, 12/1/44 (Canada)	180,000	177,417
Methanex Corp. sr. unsec. unsub. notes 3.25%, 12/15/19 (Canada)	19,000	19,136
Monsanto Company sr. unsec. sub. notes 5.50%, 8/15/25	405,000	461,450
New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes
6.25%, 11/15/22 (Canada)	145,000	150,438
New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)	85,000	89,038
Norbord, Inc. 144A company guaranty sr. notes 6.25%,
4/15/23 (Canada)	380,000	408,804
NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%,
6/1/27 (Canada)	284,000	286,840
NOVA Chemicals Corp. 144A sr. unsec. notes 4.875%,
6/1/24 (Canada)	161,000	163,013
Novelis Corp. 144A company guaranty sr. unsec. bonds
5.875%, 9/30/26	230,000	233,450
Novelis Corp. 144A company guaranty sr. unsec. notes
6.25%, 8/15/24	185,000	191,938
Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23	145,000	156,099
Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27	30,000	34,200
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes
6.625%, 4/15/27	285,000	307,088
Platform Specialty Products Corp. 144A sr. unsec. notes
10.375%, 5/1/21	40,000	43,600
Sealed Air Corp. 144A company guaranty sr. unsec. notes
6.875%, 7/15/33	150,000	175,875

Dynamic Asset Allocation Growth Fund 39

	Principal
CORPORATE BONDS AND NOTES (11.4%)* cont.	amount	Value
Basic materials cont.
Sealed Air Corp. 144A company guaranty sr. unsec. notes
5.125%, 12/1/24	$55,000	$59,194
Sealed Air Corp. 144A sr. unsec. bonds 5.50%, 9/15/25	50,000	55,000
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	255,000	256,773
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	130,000	130,875
Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec.
unsub. notes 7.50%, 11/20/25 (Ireland)	225,000	275,344
Steel Dynamics, Inc. company guaranty sr. unsec. notes
5.00%, 12/15/26	90,000	96,075
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 10/1/24	190,000	203,300
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5.25%, 4/15/23	17,000	17,680
Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes
4.125%, 9/15/25	745,000	745,932
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes
4.75%, 1/15/22 (Canada)	105,000	111,005
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes
3.75%, 2/1/23 (Canada)	95,000	96,207
Teck Resources, Ltd. 144A company guaranty sr. unsec. notes
8.50%, 6/1/24 (Canada)	35,000	40,163
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25	305,000	311,863
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)	180,000	185,175
Tronox Finance PLC 144A company guaranty sr. unsec. notes
5.75%, 10/1/25 (United Kingdom)	100,000	102,500
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes
6.375%, 6/1/24	375,000	404,063
United States Steel Corp. sr. unsec. notes 6.875%, 8/15/25	100,000	102,250
Univar USA, Inc. 144A company guaranty sr. unsec. notes
6.75%, 7/15/23	235,000	246,163
USG Corp. 144A company guaranty sr. unsec. bonds
4.875%, 6/1/27	295,000	307,906
USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25	195,000	208,650
Venator Finance SARL/Venator Materials Corp. 144A sr. unsec.
notes 5.75%, 7/15/25 (Luxembourg)	175,000	182,000
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes
6.00%, 2/1/23	238,000	233,240
Westlake Chemical Corp. company guaranty sr. unsec. unsub.
notes 3.60%, 8/15/26	1,300,000	1,298,263
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes
8.20%, 1/15/30	395,000	553,438
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes
7.95%, 2/15/31	198,000	275,149
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R	355,000	492,472
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes
5.625%, 10/1/24	415,000	455,981
Zekelman Industries, Inc. 144A company guaranty sr. notes
9.875%, 6/15/23	200,000	225,500
		24,777,172

40 Dynamic Asset Allocation Growth Fund

	Principal
CORPORATE BONDS AND NOTES (11.4%)* cont.	amount	Value
Capital goods (0.6%)
Advanced Disposal Services, Inc. 144A sr. unsec. notes
5.625%, 11/15/24	$470,000	$491,150
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes
5.00%, 10/1/24	225,000	233,156
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes
4.75%, 10/1/27	55,000	55,413
American Axle & Manufacturing, Inc. company guaranty sr. unsec.
notes 7.75%, 11/15/19	174,000	190,748
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A
company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)	430,000	471,388
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A
company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)	200,000	211,750
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%,
6/15/23 (Canada)	110,000	115,110
Belden, Inc. 144A company guaranty sr. unsec. sub. notes
5.25%, 7/15/24	75,000	78,188
Berry Plastics Corp. company guaranty notes 5.50%, 5/15/22	76,000	79,325
Berry Plastics Corp. company guaranty unsub. notes
5.125%, 7/15/23	225,000	235,125
Boeing Capital Corp. sr. unsec. unsub. notes 4.70%, 10/27/19	105,000	111,130
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)	405,000	434,363
Briggs & Stratton Corp. company guaranty sr. unsec. notes
6.875%, 12/15/20	305,000	336,263
CD&R Waterworks Merger Sub, LLC 144A sr. unsec. notes
6.125%, 8/15/25	35,000	35,919
Covidien International Finance SA company guaranty sr. unsec.
unsub. notes 6.00%, 10/15/17 (Luxembourg)	885,000	886,270
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds
7.375%, 12/15/26	100,000	117,500
Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22	235,000	237,645
Gates Global, LLC/Gates Global Co. 144A company guaranty sr.
unsec. notes 6.00%, 7/15/22	455,000	466,375
General Dynamics Corp. company guaranty sr. unsec. unsub.
notes 3.60%, 11/15/42	150,000	147,927
General Dynamics Corp. company guaranty sr. unsec. unsub.
notes 2.25%, 11/15/22	100,000	99,818
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec.
notes 8.00%, 5/15/22	335,000	347,563
Honeywell International, Inc. sr. unsec. unsub. notes
5.375%, 3/1/41	155,000	190,573
Honeywell International, Inc. sr. unsec. unsub. notes 4.25%, 3/1/21	120,000	128,253
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	250,000	267,045
Johnson Controls International PLC sr. unsec. unsub. bonds
4.50%, 2/15/47	680,000	721,646
L3 Technologies, Inc. company guaranty sr. unsec. bonds
3.85%, 12/15/26	175,000	181,568
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)	595,000	768,016
Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24	480,000	551,400
MasTec, Inc. company guaranty sr. unsec. unsub. notes
4.875%, 3/15/23	485,000	495,913

Dynamic Asset Allocation Growth Fund 41

	Principal
CORPORATE BONDS AND NOTES (11.4%)* cont.	amount	Value
Capital goods cont.
Medtronic, Inc. company guaranty sr. unsec. sub. notes
4.375%, 3/15/35	$106,000	$116,684
Medtronic, Inc. company guaranty sr. unsec. sub. notes
3.50%, 3/15/25	112,000	116,806
Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22	280,000	291,900
Oshkosh Corp. company guaranty sr. unsec. sub. notes
5.375%, 3/1/25	415,000	439,900
Oshkosh Corp. company guaranty sr. unsec. sub. notes
5.375%, 3/1/22	90,000	93,600
Raytheon Co. sr. unsec. notes 4.875%, 10/15/40	65,000	76,050
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds
Group Issuer Lu 144A company guaranty sr. FRN BBA LIBOR USD
3 Month + 3.50%, 4.804%, 7/15/21	445,000	453,900
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds
Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes
7.00%, 7/15/24	230,000	244,950
Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47	425,000	440,218
Tennant Co. 144A company guaranty sr. unsec. notes
5.625%, 5/1/25	55,000	56,925
Tenneco, Inc. company guaranty sr. unsec. unsub. notes
5.375%, 12/15/24	534,000	560,700
Tenneco, Inc. company guaranty sr. unsec. unsub. notes
5.00%, 7/15/26	120,000	123,000
TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%,
7/15/23 (United Kingdom)	680,000	720,800
TransDigm, Inc. company guaranty sr. unsec. sub. notes
6.50%, 5/15/25	90,000	92,700
TransDigm, Inc. company guaranty sr. unsec. sub. notes
6.375%, 6/15/26	375,000	384,143
TransDigm, Inc. company guaranty sr. unsec. unsub. notes
6.50%, 7/15/24	129,000	133,193
United Technologies Corp. sr. unsec. unsub. notes 4.50%, 6/1/42	130,000	139,708
United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20	1,920,000	1,913,798
Wabash National Corp. 144A company guaranty sr. unsec. notes
5.50%, 10/1/25	90,000	91,688
Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25	265,000	269,638
ZF North America Capital, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.75%, 4/29/25	250,000	263,750
ZF North America Capital, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.50%, 4/29/22	265,000	278,581
		15,989,172
Communication services (1.0%)
America Movil SAB de CV company guaranty sr. unsec. unsub.
notes 6.125%, 3/30/40 (Mexico)	140,000	170,719
American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27 R	1,340,000	1,285,482
American Tower Corp. sr. unsec. notes 4.00%, 6/1/25 R	505,000	522,171
AT&T, Inc. sr. unsec. unsub. bonds 5.15%, 2/14/50	705,000	708,434
AT&T, Inc. sr. unsec. unsub. notes 5.80%, 2/15/19	475,000	499,707
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	392,000	376,983
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	1,065,000	1,096,182
AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25	393,000	387,656

42 Dynamic Asset Allocation Growth Fund

	Principal
CORPORATE BONDS AND NOTES (11.4%)* cont.	amount	Value
Communication services cont.
Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20	$56,000	$62,090
CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty
sr. unsec. notes 5.25%, 9/30/22	161,000	165,830
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 5/1/26	135,000	139,894
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. notes 5.875%, 4/1/24	350,000	370,563
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
notes 5.75%, 2/15/26	65,000	68,153
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
unsub. notes 5.125%, 5/1/23	155,000	161,394
CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23	154,000	155,785
CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20	34,000	35,477
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5.125%, 12/15/21	255,000	259,463
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5.125%, 12/15/21	199,000	202,483
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company guaranty sr.
sub. bonds 6.484%, 10/23/45	942,000	1,105,604
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company guaranty sr.
sub. notes 4.908%, 7/23/25	283,000	302,531
Charter Communications Operating, LLC/Charter
Communications Operating Capital 144A company guaranty sr.
bonds 5.375%, 5/1/47	105,000	109,081
Comcast Corp. company guaranty sr. unsec. unsub. bonds
2.35%, 1/15/27	120,000	112,005
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95%, 8/15/37	393,000	547,946
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.50%, 11/15/35	35,000	46,390
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.45%, 3/15/37	185,000	247,343
Comcast Corp. company guaranty sr. unsec. unsub. notes
3.375%, 2/15/25	420,000	432,000
Comcast Corp. company guaranty sr. unsec. unsub. notes
3.15%, 3/1/26	175,000	174,903
CommScope Technologies Finance, LLC 144A sr. unsec. notes
6.00%, 6/15/25	130,000	138,938
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	200,000	196,833
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27 R	319,000	318,825
Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23 R	875,000	968,628
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22 R	166,000	180,510
Crown Castle International Corp. sr. unsec. unsub. bonds
4.45%, 2/15/26 R	20,000	21,175
Crown Castle International Corp. sr. unsec. unsub. bonds
3.70%, 6/15/26 R	340,000	342,091
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	513,000	518,771
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21	326,000	359,823
CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23	460,000	530,725

Dynamic Asset Allocation Growth Fund 43

	Principal
CORPORATE BONDS AND NOTES (11.4%)* cont.	amount	Value
Communication services cont.
Deutsche Telekom International Finance BV company guaranty sr.
unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	$195,000	$286,388
Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%,
3/1/23 (Jamaica)	200,000	196,000
DISH DBS Corp. company guaranty sr. unsec. unsub. notes
5.875%, 11/15/24	220,000	230,588
Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25	80,000	67,800
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22	280,000	242,900
Frontier Communications Corp. sr. unsec. unsub. notes
7.625%, 4/15/24	42,000	32,025
Intelsat Jackson Holdings SA company guaranty sr. unsec. notes
7.50%, 4/1/21 (Bermuda)	46,000	43,585
Intelsat Jackson Holdings SA 144A company guaranty sr. notes
8.00%, 2/15/24 (Bermuda)	12,000	12,900
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%,
7/15/25 (Bermuda)	615,000	624,225
Intelsat Luxembourg SA company guaranty sr. unsec. bonds
7.75%, 6/1/21 (Luxembourg)	86,000	55,470
Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%,
10/1/30 (Netherlands)	90,000	125,150
NBCUniversal Media, LLC company guaranty sr. unsec. unsub.
notes 5.15%, 4/30/20	685,000	740,428
NBCUniversal Media, LLC company guaranty sr. unsec. unsub.
notes 4.375%, 4/1/21	1,155,000	1,242,969
Orange SA sr. unsec. unsub. notes 4.125%, 9/14/21 (France)	132,000	140,917
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%,
1/15/23 (Canada)	52,000	56,290
Rogers Communications, Inc. company guaranty sr. unsec. bonds
8.75%, 5/1/32 (Canada)	166,000	240,222
SFR Group SA 144A company guaranty sr. notes 7.375%,
5/1/26 (France)	250,000	270,000
SFR Group SA 144A company guaranty sr. notes 6.00%,
5/15/22 (France)	400,000	417,500
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes
6.875%, 11/15/28	675,000	756,000
Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20	87,000	95,048
Sprint Communications, Inc. 144A company guaranty sr. unsec.
notes 9.00%, 11/15/18	87,000	93,453
Sprint Corp. company guaranty sr. unsec. sub. notes
7.875%, 9/15/23	418,000	484,880
Sprint Corp. company guaranty sr. unsec. sub. notes
7.25%, 9/15/21	589,000	654,526
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/
Sprint Spectrum Co. III, LL 144A company guaranty sr. notes
3.36%, 9/20/21	910,000	923,650
T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.625%, 4/1/23	557,000	586,243
T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.375%, 3/1/25	90,000	96,903
T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.00%, 3/1/23	60,000	63,225

44 Dynamic Asset Allocation Growth Fund

	Principal
CORPORATE BONDS AND NOTES (11.4%)* cont.	amount	Value
Communication services cont.
T-Mobile USA, Inc. company guaranty sr. unsec. notes
5.375%, 4/15/27	$140,000	$150,892
T-Mobile USA, Inc. company guaranty sr. unsec. notes
4.00%, 4/15/22	75,000	77,664
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6.836%, 4/28/23	10,000	10,550
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6.125%, 1/15/22	280,000	291,200
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	205,000	268,602
Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)	500,000	543,750
Telefonica Emisiones SAU company guaranty sr. unsec. unsub.
notes 7.045%, 6/20/36 (Spain)	120,000	159,483
Verizon Communications, Inc. sr. unsec. unsub. notes
4.522%, 9/15/48	554,000	536,367
Verizon Communications, Inc. sr. unsec. unsub. notes
4.40%, 11/1/34	335,000	335,214
Verizon Communications, Inc. sr. unsec. unsub. notes
4.125%, 3/16/27	790,000	824,297
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%,
7/15/22 (Canada)	367,000	396,360
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%,
4/15/27 (Canada)	655,000	681,004
West Corp. 144A company guaranty sr. unsec. sub. notes
5.375%, 7/15/22	335,000	338,350
Windstream Services, LLC company guaranty sr. unsec. notes
6.375%, 8/1/23	266,000	188,195
		26,903,801
Conglomerates (0.1%)
General Electric Co. jr. unsec. sub. FRB Ser. D, 5.00%,
perpetual maturity	320,000	335,466
General Electric Co. sr. unsec. bonds 4.50%, 3/11/44	170,000	190,300
Siemens Financieringsmaatschappij NV 144A company guaranty
sr. unsec. notes 2.20%, 3/16/20 (Netherlands)	2,780,000	2,786,978
		3,312,744
Consumer cyclicals (1.5%)
21st Century Fox America, Inc. company guaranty sr. unsec. unsub.
notes 7.75%, 12/1/45	1,225,000	1,855,338
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec.
notes 3.55%, 7/26/27 (Canada)	175,000	176,783
Amazon.com, Inc. sr. unsec. notes 1.20%, 11/29/17	871,000	870,847
Amazon.com, Inc. 144A sr. unsec. notes 3.15%, 8/22/27	710,000	715,070
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
notes 6.125%, 5/15/27	200,000	197,500
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
sub. notes 5.875%, 11/15/26	220,000	216,975
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
sub. notes 5.875%, 2/15/22	61,000	61,458
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
sub. notes 5.75%, 6/15/25	110,000	108,075
American Builders & Contractors Supply Co., Inc. 144A sr. unsec.
notes 5.75%, 12/15/23	235,000	250,275

Dynamic Asset Allocation Growth Fund 45

	Principal
CORPORATE BONDS AND NOTES (11.4%)* cont.	amount	Value
Consumer cyclicals cont.
American Tire Distributors, Inc. 144A sr. unsec. sub. notes
10.25%, 3/1/22	$430,000	$448,404
Autonation, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 2/1/20	405,000	432,444
Bon-Ton Department Stores, Inc. (The) company guaranty notes
8.00%, 6/15/21	158,000	56,880
Boyd Gaming Corp. company guaranty sr. unsec. sub. notes
6.875%, 5/15/23	125,000	133,673
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes
6.375%, 4/1/26	80,000	87,300
Brookfield Residential Properties, Inc. 144A company guaranty sr.
unsec. notes 6.50%, 12/15/20 (Canada)	245,000	250,819
Brookfield Residential Properties, Inc./Brookfield Residential
US Corp. 144A company guaranty sr. unsec. notes 6.125%,
7/1/22 (Canada)	367,000	383,809
CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes
5.875%, 11/15/24	80,000	87,400
CBS Corp. company guaranty sr. unsec. unsub. bonds
2.90%, 1/15/27	349,000	329,953
CBS Corp. company guaranty sr. unsec. unsub. notes
4.60%, 1/15/45	405,000	412,055
CBS Corp. company guaranty sr. unsec. unsub. notes
3.50%, 1/15/25	445,000	452,756
CBS Radio, Inc. 144A company guaranty sr. unsec. notes
7.25%, 11/1/24	130,000	138,775
CCM Merger, Inc. 144A sr. unsec. notes 6.00%, 3/15/22	85,000	87,879
Cinemark USA, Inc. company guaranty sr. unsec. notes
5.125%, 12/15/22	119,000	122,124
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes
4.875%, 6/1/23	70,000	70,700
Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. sub. notes 7.625%, 3/15/20	143,000	141,570
Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. unsub. notes 6.50%, 11/15/22	560,000	576,800
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25	645,000	633,713
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr.
unsec. notes 5.25%, 10/15/25	370,000	370,000
Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23	375,000	403,125
Diamond Resorts International, Inc. 144A sr. unsec. notes
10.75%, 9/1/24	150,000	159,750
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	250,000	255,500
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26	750,000	720,634
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes
7.00%, 8/1/23	210,000	227,325
Expedia, Inc. company guaranty sr. unsec. unsub. notes
5.95%, 8/15/20	395,000	431,599
Expedia, Inc. company guaranty sr. unsec. unsub. notes
5.00%, 2/15/26	282,000	306,754
Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26	830,000	862,848
Gartner, Inc. 144A company guaranty sr. unsec. notes
5.125%, 4/1/25	145,000	152,975

46 Dynamic Asset Allocation Growth Fund

		Principal
CORPORATE BONDS AND NOTES (11.4%)* cont.		amount	Value
Consumer cyclicals cont.
General Motors Financial Co., Inc. company guaranty sr. unsec.
notes 4.00%, 10/6/26		$802,000	$803,451
General Motors Financial Co., Inc. company guaranty sr. unsec.
notes 3.25%, 5/15/18		241,000	243,158
General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. notes 4.30%, 7/13/25		137,000	141,451
General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. notes 4.00%, 1/15/25		55,000	56,093
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
sub. notes 4.875%, 11/1/20		179,000	189,069
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
unsub. notes 5.375%, 4/15/26		110,000	120,038
Gray Television, Inc. 144A company guaranty sr. unsec. notes
5.875%, 7/15/26		255,000	262,650
Great Canadian Gaming Corp. 144A company guaranty sr. unsec.
notes 6.625%, 7/25/22 (Canada)	CAD	227,000	188,481
Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%,
1/15/40 (Mexico)		$460,000	559,401
GW Honos Security Corp. 144A company guaranty sr. unsec. notes
8.75%, 5/15/25 (Canada)		310,000	330,925
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes
4.625%, 5/15/24		155,000	161,394
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
company guaranty sr. unsec. notes 4.875%, 4/1/27		1,330,000	1,396,500
Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22		410,000	416,516
Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21 R		89,000	99,063
Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22 R		421,000	458,138
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		390,000	397,800
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		395,000	430,983
Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23		50,000	50,701
iHeartCommunications, Inc. company guaranty sr. notes
9.00%, 12/15/19		169,000	127,595
IHO Verwaltungs GmbH 144A sr. notes 4.75%, 9/15/26 (Germany) ‡‡		270,000	275,063
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25
(United Kingdom)		1,260,000	1,351,351
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company
guaranty notes 10.25%, 11/15/22		465,000	508,013
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company
guaranty sr. notes 6.75%, 11/15/21		425,000	445,719
Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24		90,000	96,975
Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%,
10/15/19 ‡‡		120,000	116,700
Lamar Media Corp. company guaranty sr. unsec. sub. notes
5.875%, 2/1/22		115,000	118,450
Lamar Media Corp. company guaranty sr. unsec. sub. notes
5.375%, 1/15/24		85,000	89,463
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27		740,000	737,191
Lennar Corp. company guaranty sr. unsec. unsub. notes
4.75%, 11/15/22		141,000	149,108
Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes
5.875%, 11/1/24		255,000	267,113

Dynamic Asset Allocation Growth Fund 47

	Principal
CORPORATE BONDS AND NOTES (11.4%)* cont.	amount	Value
Consumer cyclicals cont.
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 11/1/24	$120,000	$124,200
Masonite International Corp. 144A company guaranty sr. unsec.
notes 5.625%, 3/15/23	355,000	371,525
Mattamy Group Corp. 144A sr. unsec. notes 6.875%,
12/15/23 (Canada)	65,000	67,884
Mattamy Group Corp. 144A sr. unsec. notes 6.50%,
10/1/25 (Canada)	180,000	184,500
MGM Resorts International company guaranty sr. unsec. notes
6.75%, 10/1/20	225,000	248,063
MGM Resorts International company guaranty sr. unsec. unsub.
notes 8.625%, 2/1/19	140,000	150,850
MGM Resorts International company guaranty sr. unsec. unsub.
notes 6.625%, 12/15/21	165,000	185,625
Moody’s Corp. 144A sr. unsec. bonds 3.25%, 1/15/28	180,000	178,785
Navistar International Corp. company guaranty sr. unsec. notes
8.25%, 11/1/21	267,000	268,001
Neiman Marcus Group, LLC (The) company guaranty sr. notes
7.125%, 6/1/28	180,000	109,800
Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub.
notes 8.75%, 10/15/21 ‡‡	145,000	68,150
Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub.
notes 8.00%, 10/15/21	120,000	62,400
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec.
notes 5.625%, 8/1/24	310,000	320,850
Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr.
unsec. notes 5.00%, 2/1/25 (Luxembourg)	140,000	145,775
Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr.
unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)	95,000	97,613
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty
sr. unsec. sub. notes 5.00%, 4/15/22	180,000	186,525
O’Reilly Automotive, Inc. company guaranty sr. unsec. notes
3.85%, 6/15/23	55,000	57,408
O’Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes
3.55%, 3/15/26	185,000	185,430
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes
3.60%, 4/15/26	690,000	695,589
Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. sub. notes 5.875%, 3/15/25	120,000	125,700
Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. sub. notes 5.625%, 2/15/24	155,000	161,588
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	175,000	181,563
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.75%, 10/1/22	172,000	177,607
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.50%, 5/15/26	140,000	144,725
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.375%, 12/1/24	135,000	139,050
PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23	100,000	77,980
Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25	390,000	401,654
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
7.875%, 6/15/32	313,000	383,519

48 Dynamic Asset Allocation Growth Fund

	Principal
CORPORATE BONDS AND NOTES (11.4%)* cont.	amount	Value
Consumer cyclicals cont.
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 3/1/26	$380,000	$414,352
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	200,000	207,124
QVC, Inc. company guaranty sr. sub. notes 4.45%, 2/15/25	110,000	111,747
Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23	440,000	453,200
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
144A sr. notes 6.125%, 8/15/21	320,000	322,800
S&P Global, Inc. company guaranty sr. unsec. unsub. notes
4.40%, 2/15/26	240,000	258,596
S&P Global, Inc. company guaranty sr. unsec. unsub. notes
2.95%, 1/22/27	332,000	319,332
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23	165,000	170,990
Scientific Games International, Inc. company guaranty sr. unsec.
notes 10.00%, 12/1/22	820,000	908,150
Scientific Games International, Inc. 144A company guaranty sr.
notes 7.00%, 1/1/22	275,000	291,844
Sinclair Television Group, Inc. 144A company guaranty sr. unsec.
sub. notes 5.625%, 8/1/24	530,000	543,913
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes
6.00%, 7/15/24	157,000	168,971
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	1,090,000	1,113,163
Six Flags Entertainment Corp. 144A company guaranty sr. unsec.
bonds 5.50%, 4/15/27	330,000	338,250
Six Flags Entertainment Corp. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 7/31/24	415,000	422,263
Spectrum Brands, Inc. company guaranty sr. unsec. notes
5.75%, 7/15/25	110,000	117,150
Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes
6.625%, 11/15/22	6,000	6,240
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes
6.125%, 12/15/24	85,000	91,056
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24	340,000	361,352
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	1,045,000	1,089,413
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP
Gaming Finance Corp. 144A company guaranty sr. unsub. notes
5.875%, 5/15/25	215,000	211,238
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
144A company guaranty sr. unsec. notes 5.25%, 4/15/21	101,000	103,651
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24	107,000	111,414
Time Warner, Inc. company guaranty sr. unsec. unsub. bonds
3.80%, 2/15/27	800,000	800,186
Time Warner, Inc. company guaranty sr. unsec. unsub. bonds
2.95%, 7/15/26	270,000	255,007
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes
6.50%, 4/1/23	45,000	45,675
Toyota Motor Credit Corp. sr. unsec. unsub. bonds Ser. GMTN,
1.55%, 7/13/18	885,000	885,499
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty
sr. unsec. unsub. notes 5.875%, 6/15/24	240,000	256,800
Tribune Media Co. company guaranty sr. unsec. notes
5.875%, 7/15/22	115,000	119,600

Dynamic Asset Allocation Growth Fund 49

	Principal
CORPORATE BONDS AND NOTES (11.4%)* cont.	amount	Value
Consumer cyclicals cont.
Univision Communications, Inc. 144A company guaranty sr. sub.
notes 5.125%, 2/15/25	$270,000	$272,363
Viacom, Inc. sr. unsec. unsub. notes 4.50%, 3/1/21	210,000	220,779
Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25	105,000	111,610
Walt Disney Co. (The) sr. unsec. notes 2.75%, 8/16/21	80,000	81,569
Walt Disney Co. (The) sr. unsec. unsub. notes 4.375%, 8/16/41	30,000	32,274
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr.
unsec. notes 8.75%, 7/15/25	355,000	358,550
WMG Acquisition Corp. 144A company guaranty sr. notes
5.00%, 8/1/23	195,000	201,338
Wolverine World Wide, Inc. 144A company guaranty sr. unsec.
bonds 5.00%, 9/1/26	165,000	165,050
Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27	525,000	526,853
Wyndham Worldwide Corp. sr. unsec. unsub. notes 5.625%, 3/1/21	210,000	223,193
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company
guaranty sr. unsec. sub. notes 5.25%, 5/15/27	215,000	219,029
		42,192,381
Consumer staples (0.9%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty
notes 6.00%, 4/1/22 (Canada)	53,000	54,670
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty
notes 5.00%, 10/15/25 (Canada)	180,000	182,700
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty
notes 5.00%, 10/15/25 (Canada) ##	130,000	131,950
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr.
notes 4.625%, 1/15/22 (Canada)	80,000	81,800
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr.
sub. notes 4.25%, 5/15/24 (Canada)	215,000	215,753
Altria Group, Inc. company guaranty sr. unsec. notes 9.25%, 8/6/19	5,000	5,663
Altria Group, Inc. company guaranty sr. unsec. unsub. notes
4.00%, 1/31/24	138,000	146,728
Altria Group, Inc. company guaranty sr. unsec. unsub. notes
2.85%, 8/9/22	545,000	555,460
Altria Group, Inc. company guaranty sr. unsec. unsub. notes
2.625%, 1/14/20	1,525,000	1,548,557
Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec.
unsub. bonds 4.90%, 2/1/46	2,028,000	2,290,763
Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec.
unsub. bonds 3.65%, 2/1/26	1,158,000	1,197,965
Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec.
unsub. notes 2.65%, 2/1/21	1,125,000	1,143,271
Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec.
unsub. notes 1.25%, 1/17/18	321,000	320,810
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. notes 2.50%, 7/15/22	350,000	352,908
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	95,000	100,225
Ashtead Capital, Inc. 144A company guaranty notes
5.625%, 10/1/24	260,000	278,200
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	1,380,000	1,421,400
Ashtead Capital, Inc. 144A notes 4.125%, 8/15/25	280,000	288,400

50 Dynamic Asset Allocation Growth Fund

		Principal
CORPORATE BONDS AND NOTES (11.4%)* cont.		amount	Value
Consumer staples cont.
BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A
company guaranty sub. notes 9.25%, 3/15/24		$455,000	$489,694
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes
8.50%, 7/15/25		255,000	276,038
CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes
8.00%, 2/15/22		230,000	238,625
Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21		409,000	434,051
Coca-Cola Co. (The) sr. unsec. unsub. bonds 2.25%, 9/1/26		205,000	194,331
Constellation Brands, Inc. company guaranty sr. unsec. unsub.
bonds 3.70%, 12/6/26		135,000	138,079
CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22		438,000	479,041
CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18		885,000	888,955
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		10,009	11,293
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		156,829	166,742
Dean Foods Co. 144A company guaranty sr. unsec. notes
6.50%, 3/15/23		145,000	147,175
Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25	EUR	235,000	281,896
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds
4.50%, 2/15/45		$470,000	467,466
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes
7.00%, 10/15/37		308,000	405,126
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes
5.625%, 3/15/42		226,000	261,349
Fresh Market, Inc. (The) 144A company guaranty sr. notes
9.75%, 5/1/23		190,000	115,900
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes
8.75%, 10/1/25		415,000	422,263
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		670,000	677,538
Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. notes
3.875%, 6/27/24 (Mexico)		235,000	242,137
High Ridge Brands Co. 144A company guaranty sr. unsec. notes
8.875%, 3/15/25		230,000	219,075
Kellogg Co. sr. unsec. unsub. notes 3.25%, 4/1/26		505,000	504,690
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 5.25%, 6/1/26		200,000	211,750
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 5.00%, 6/1/24		200,000	210,750
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 4.75%, 6/1/27		145,000	149,350
Kraft Heinz Co. (The) company guaranty sr. unsec. FRN BBA LIBOR
USD 3 Month + 0.82%, 2.129%, 8/10/22		295,000	294,989
Kraft Heinz Co. (The) company guaranty sr. unsec. notes Ser. 144A,
6.875%, 1/26/39		340,000	436,804
Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes
6.50%, 2/9/40		180,000	223,517
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 11/1/26		1,097,000	1,151,850
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.625%, 11/1/24		60,000	62,550
McDonald’s Corp. sr. unsec. unsub. notes 6.30%, 10/15/37		56,000	72,318
McDonald’s Corp. sr. unsec. unsub. notes 5.70%, 2/1/39		174,000	212,082

Dynamic Asset Allocation Growth Fund 51

	Principal
CORPORATE BONDS AND NOTES (11.4%)* cont.	amount	Value
Consumer staples cont.
Molson Coors Brewing Co. 144A company guaranty sr. unsec.
unsub. notes 1.90%, 3/15/19	$1,155,000	$1,153,355
Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26	707,000	744,499
PepsiCo, Inc. sr. unsec. unsub. bonds 3.45%, 10/6/46	65,000	61,672
Pilgrim’s Pride Corp. 144A company guaranty sr. unsec. notes
5.75%, 3/15/25	90,000	92,925
Revlon Consumer Products Corp. company guaranty sr. unsec.
notes 6.25%, 8/1/24	395,000	305,138
Revlon Consumer Products Corp. company guaranty sr. unsec.
sub. notes 5.75%, 2/15/21	116,000	101,210
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes
6.125%, 4/1/23	195,000	189,394
Tyson Foods, Inc. company guaranty sr. unsec. bonds
4.875%, 8/15/34	132,000	145,813
Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds
5.15%, 8/15/44	188,000	214,178
Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26	25,000	24,916
Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes
3.30%, 11/18/21	240,000	247,975
		23,685,722
Energy (1.2%)
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 144A
company guaranty sr. unsec. notes 7.875%, 12/15/24	460,000	496,800
Andeavor Logistics LP/Tesoro Logistics Finance Corp. company
guaranty sr. unsec. notes 5.25%, 1/15/25	115,000	123,194
Antero Resources Corp. company guaranty sr. unsec. notes
5.625%, 6/1/23	55,000	57,338
Antero Resources Corp. company guaranty sr. unsec. sub. notes
5.375%, 11/1/21	126,000	129,308
Antero Resources Corp. company guaranty sr. unsec. sub. notes
5.125%, 12/1/22	178,000	182,005
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	15,000	15,709
Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22	124,000	125,774
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr.
unsec. notes 10.00%, 4/1/22	145,000	155,513
BP Capital Markets PLC company guaranty sr. unsec. bonds
3.119%, 5/4/26 (United Kingdom)	270,000	269,861
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes
3.279%, 9/19/27 (United Kingdom)	400,000	399,611
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes
2.315%, 2/13/20 (United Kingdom)	185,000	186,531
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes
1.768%, 9/19/19 (United Kingdom)	435,000	435,178
Calfrac Holdings LP 144A company guaranty sr. unsec. unsub.
notes 7.50%, 12/1/20	145,000	139,381
California Resources Corp. company guaranty sr. unsec. sub. notes
5.00%, 1/15/20	170,000	106,250
California Resources Corp. 144A company guaranty notes
8.00%, 12/15/22	172,000	111,800
Canadian Natural Resources, Ltd. sr. unsec. unsub. bonds 3.85%,
6/1/27 (Canada)	230,000	232,839

52 Dynamic Asset Allocation Growth Fund

	Principal
CORPORATE BONDS AND NOTES (11.4%)* cont.	amount	Value
Energy cont.
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	$524,000	$603,255
Cenovus Energy, Inc. 144A sr. unsec. notes 4.25%,
4/15/27 (Canada)	435,000	431,295
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.875%, 3/31/25	545,000	586,556
Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr.
bonds 5.125%, 6/30/27	640,000	659,200
Chesapeake Energy Corp. company guaranty sr. unsec. notes
5.75%, 3/15/23	40,000	36,900
Chesapeake Energy Corp. 144A company guaranty notes
8.00%, 12/15/22	200,000	215,500
Chesapeake Energy Corp. 144A company guaranty sr. unsec.
bonds 8.00%, 6/15/27	90,000	89,100
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes
8.00%, 1/15/25	110,000	111,100
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes
8.00%, 1/15/25	85,000	85,850
Chevron Corp. sr. unsec. unsub. notes 1.561%, 5/16/19	720,000	718,982
Chevron Corp. sr. unsec. unsub. notes 1.104%, 12/5/17	871,000	870,582
Concho Resources, Inc. company guaranty sr. unsec. notes
3.75%, 10/1/27	1,039,000	1,043,622
ConocoPhillips Co. company guaranty sr. unsec. unsub. notes
1.05%, 12/15/17	885,000	884,327
Continental Resources, Inc. company guaranty sr. unsec. bonds
4.90%, 6/1/44	185,000	167,888
Continental Resources, Inc. company guaranty sr. unsec. notes
3.80%, 6/1/24	120,000	115,800
Continental Resources, Inc. company guaranty sr. unsec. sub.
notes 5.00%, 9/15/22	55,000	55,894
Continental Resources, Inc. company guaranty sr. unsec. unsub.
notes 4.50%, 4/15/23	185,000	185,463
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company
guaranty sr. unsec. notes 7.50%, 5/15/25	165,000	170,981
DCP Midstream Operating LP company guaranty sr. unsec. notes
3.875%, 3/15/23	95,000	93,100
DCP Midstream Operating LP company guaranty sr. unsec. notes
2.70%, 4/1/19	270,000	268,650
Denbury Resources, Inc. company guaranty sr. unsec. sub. notes
6.375%, 8/15/21	150,000	90,000
Denbury Resources, Inc. 144A company guaranty notes
9.00%, 5/15/21	192,000	187,440
Diamondback Energy, Inc. company guaranty sr. unsec. unsub.
notes 5.375%, 5/31/25	385,000	401,363
Diamondback Energy, Inc. company guaranty sr. unsec. unsub.
notes 4.75%, 11/1/24	100,000	102,000
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec.
notes 8.125%, 9/15/23	340,000	365,500
EP Energy, LLC/Everest Acquisition Finance, Inc. company
guaranty sr. unsec. sub. notes 9.375%, 5/1/20	358,000	298,035
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company
guaranty notes 8.00%, 2/15/25	155,000	120,706

Dynamic Asset Allocation Growth Fund 53

	Principal
CORPORATE BONDS AND NOTES (11.4%)* cont.	amount	Value
Energy cont.
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company
guaranty sr. notes 8.00%, 11/29/24	$65,000	$65,650
EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27	650,000	650,115
FTS International, Inc. 144A company guaranty sr. sub. FRN BBA
LIBOR USD 3 Month + 7.50%, 8.82%, 6/15/20	70,000	71,138
Halcon Resources Corp. 144A company guaranty notes
12.00%, 2/15/22	60,000	72,300
Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31	80,000	93,603
Holly Energy Partners LP/Holly Energy Finance Corp. 144A
company guaranty sr. unsec. notes 6.00%, 8/1/24	375,000	393,281
Jonah Energy, LLC/Jonah Energy Finance Corp. 144A company
guaranty sr. unsec. notes 7.25%, 10/15/25	460,000	464,025
Laredo Petroleum, Inc. company guaranty sr. unsec. notes
7.375%, 5/1/22	240,000	248,400
Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes
5.625%, 1/15/22	90,000	90,675
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%,
3/31/24 (Canada)	115,000	98,613
MEG Energy Corp. 144A company guaranty sr. unsec. notes
6.375%, 1/30/23 (Canada)	80,000	69,800
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	80,000	78,100
Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20	340,000	362,857
MPLX LP sr. unsec. unsub. notes 4.125%, 3/1/27	380,000	386,907
Murphy Oil Corp. sr. unsec. unsub. notes 5.75%, 8/15/25	180,000	185,382
Murray Energy Corp. 144A notes 11.25%, 4/15/21	200,000	119,250
Nabors Industries, Inc. company guaranty sr. unsec. unsub. notes
4.625%, 9/15/21	375,000	367,875
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22	185,000	197,488
Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26	90,000	94,613
Noble Holding International, Ltd. company guaranty sr. unsec.
unsub. notes 7.75%, 1/15/24	275,000	244,063
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes
6.875%, 1/15/23	75,000	76,125
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes
6.875%, 3/15/22	165,000	167,888
Occidental Petroleum Corp. sr. unsec. unsub. bonds
4.40%, 4/15/46	490,000	520,770
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%,
5/20/23 (Indonesia)	400,000	419,866
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.375%, 1/17/27 (Brazil)	720,000	792,720
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 8.75%, 5/23/26 (Brazil)	417,000	500,921
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 8.375%, 5/23/21 (Brazil)	307,000	355,084
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.25%, 3/17/24 (Brazil)	2,654,000	2,836,463
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.125%, 1/17/22 (Brazil)	65,000	69,875
Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 6.00%, 11/15/26 (Venezuela)	515,000	156,303

54 Dynamic Asset Allocation Growth Fund

	Principal
CORPORATE BONDS AND NOTES (11.4%)* cont.	amount	Value
Energy cont.
Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds
5.625%, 1/23/46 (Mexico)	$300,000	$279,000
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
6.375%, 1/23/45 (Mexico)	250,000	254,375
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
5.50%, 1/21/21 (Mexico)	1,125,000	1,201,445
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4.875%, 1/18/24 (Mexico)	250,000	259,250
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4.50%, 1/23/26 (Mexico)	1,141,000	1,139,060
Precision Drilling Corp. company guaranty sr. unsec. notes 7.75%,
12/15/23 (Canada)	225,000	229,781
Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%,
11/15/24 (Canada)	10,000	9,200
Range Resources Corp. 144A company guaranty sr. unsec. sub.
notes 5.75%, 6/1/21	405,000	421,200
Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23	72,000	75,451
Rose Rock Midstream LP/Rose Rock Finance Corp. company
guaranty sr. unsec. sub. notes 5.625%, 11/15/23	90,000	87,525
Rose Rock Midstream LP/Rose Rock Finance Corp. company
guaranty sr. unsec. sub. notes 5.625%, 7/15/22	50,000	48,875
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	405,000	408,265
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24	155,000	172,433
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	432,000	460,762
SemGroup Corp. 144A company guaranty sr. unsec. notes
6.375%, 3/15/25	180,000	176,400
SESI, LLC company guaranty sr. unsec. unsub. notes
7.125%, 12/15/21	100,000	102,000
SESI, LLC 144A company guaranty sr. unsec. notes 7.75%, 9/15/24	100,000	103,500
Seven Generations Energy, Ltd. 144A company guaranty sr. unsec.
notes 5.375%, 9/30/25 (Canada)	180,000	181,350
Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%,
5/1/23 (Canada)	105,000	110,775
Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%,
5/15/20 (Canada)	180,000	188,100
Seventy Seven Energy, Inc. escrow sr. unsec. notes
6.50%, 7/15/22 F	80,000	8
Seventy Seven Operating, LLC escrow company guaranty sr.
unsec. unsub. notes 6.625%, 11/15/19 F	179,000	18
Shelf Drilling Holdings, Ltd. 144A company guaranty notes
9.50%, 11/2/20	200,000	202,250
Shell International Finance BV company guaranty sr. unsec. unsub.
notes 2.125%, 5/11/20 (Netherlands)	110,000	110,669
SM Energy Co. sr. unsec. notes 6.50%, 11/15/21	188,000	189,880
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	105,000	98,963
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	145,000	145,000
SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23	48,000	48,360
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22	170,000	170,425
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	455,000	451,446

Dynamic Asset Allocation Growth Fund 55

	Principal
CORPORATE BONDS AND NOTES (11.4%)* cont.	amount	Value
Energy cont.
Statoil ASA company guaranty sr. unsec. notes 5.10%,
8/17/40 (Norway)	$110,000	$127,901
Statoil ASA company guaranty sr. unsec. unsub. notes 2.90%,
11/8/20 (Norway)	580,000	593,713
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A
company guaranty sr. unsec. bonds 5.50%, 1/15/28	100,000	101,625
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27	155,000	161,394
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. company guaranty sr. unsec. notes 5.125%, 2/1/25	75,000	77,250
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%,
3/15/77 (Canada)	660,000	675,675
Valero Energy Partners LP sr. unsec. unsub. notes
4.375%, 12/15/26	147,000	151,700
Weatherford International, Ltd. company guaranty sr. unsec.
unsub. notes 8.25%, 6/15/23	55,000	56,650
Weatherford International, Ltd. 144A company guaranty sr. unsec.
sub. notes 9.875%, 2/15/24	100,000	110,000
Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32	235,000	303,738
Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31	11,000	13,391
Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	487,000	511,891
Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes
4.875%, 3/15/24	258,000	270,015
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	75,000	84,094
WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20	185,000	201,188
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22	344,000	355,610
		33,497,932
Financials (3.3%)
ABN AMRO Bank NV 144A sr. unsec. notes 2.45%,
6/4/20 (Netherlands)	420,000	422,764
AIG Global Funding 144A sr. notes 2.15%, 7/2/20	540,000	539,239
AIG Life Holdings, Inc. company guaranty jr. unsec. sub. bonds
8.125%, 3/15/46	570,000	760,950
Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27	405,000	405,275
Alliance Data Systems Corp. 144A company guaranty sr. unsec.
notes 5.375%, 8/1/22	165,000	169,950
Alliant Holdings Intermediate, LLC 144A sr. unsec. notes
8.25%, 8/1/23	130,000	137,448
Ally Financial, Inc. company guaranty sr. unsec. notes
8.00%, 11/1/31	407,000	524,989
Ally Financial, Inc. company guaranty sr. unsec. unsub. notes
8.00%, 3/15/20	101,000	113,690
Ally Financial, Inc. company guaranty sr. unsec. unsub. notes
6.25%, 12/1/17	146,000	146,840
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	535,000	580,047
Ally Financial, Inc. unsec. sub. notes 8.00%, 12/31/18	109,000	116,494
American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%,
perpetual maturity	230,000	233,738
American Express Co. sr. unsec. bonds 8.125%, 5/20/19	750,000	824,395
American Express Co. sr. unsec. notes 7.00%, 3/19/18	617,000	632,381

56 Dynamic Asset Allocation Growth Fund

	Principal
CORPORATE BONDS AND NOTES (11.4%)* cont.	amount	Value
Financials cont.
American International Group, Inc. jr. unsec. sub. FRB
8.175%, 5/15/58	$387,000	$527,288
ANZ New Zealand Int’l, Ltd./London 144A company guaranty sr.
unsec. notes 2.875%, 1/25/22 (United Kingdom)	775,000	782,745
Australia & New Zealand Banking Group, Ltd. sr. unsec. notes
Ser. MTN, 2.125%, 8/19/20 (Australia)	900,000	894,529
Australia & New Zealand Banking Group, Ltd./United
Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity
(United Kingdom)	200,000	226,000
AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual
maturity (France)	425,000	435,094
AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual
maturity (France)	305,000	349,225
Banco del Estado de Chile 144A sr. unsec. notes 2.00%,
11/9/17 (Chile)	185,000	184,539
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%,
perpetual maturity	465,000	508,594
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%,
perpetual maturity	75,000	84,797
Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN,
3.248%, 10/21/27	1,055,000	1,033,861
Bank of America Corp. sr. unsec. unsub. notes 2.00%, 1/11/18	1,227,000	1,228,355
Bank of America Corp. sr. unsec. unsub. notes Ser. MTN,
2.151%, 11/9/20	115,000	114,670
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	1,030,000	1,275,417
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%,
3/7/22 (Canada)	685,000	692,643
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%,
10/21/20 (Canada)	505,000	509,092
Bank of Nova Scotia (The) sr. unsec. unsub. notes 1.375%,
12/18/17 (Canada)	885,000	884,903
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub.
notes 2.20%, 7/20/20 (France)	1,020,000	1,019,593
Barclays PLC unsec. sub. bonds 4.836%, 5/9/28 (United Kingdom)	280,000	290,061
Berkshire Hathaway Finance Corp. company guaranty sr. unsec.
notes 4.30%, 5/15/43	90,000	98,184
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	215,000	225,514
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	325,000	350,321
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	970,000	1,002,393
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23 R	190,000	206,795
Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19	170,000	186,358
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	610,000	686,820
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	190,000	195,245
CBRE Services, Inc. company guaranty sr. unsec. notes
5.25%, 3/15/25	236,000	258,701
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes
5.00%, 3/15/23	137,000	141,952
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes
4.875%, 3/1/26	339,000	365,407
CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19	62,000	63,163
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	87,000	93,851

Dynamic Asset Allocation Growth Fund 57

	Principal
CORPORATE BONDS AND NOTES (11.4%)* cont.	amount	Value
Financials cont.
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22	$342,000	$370,112
CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19	49,000	51,205
Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.90%, perpetual maturity	14,000	15,085
Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%, perpetual maturity	324,000	350,325
Citigroup, Inc. jr. unsec. sub. FRN 5.875%, perpetual maturity	42,000	43,733
Citigroup, Inc. jr. unsec. sub. FRN Ser. T, 6.25%, perpetual maturity	376,000	423,000
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	235,000	236,564
Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20	835,000	843,582
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	1,510,000	1,550,152
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	240,000	261,260
Citigroup, Inc. unsec. sub. notes 5.50%, 9/13/25	160,000	179,578
Citizens Bank NA/Providence RI sr. unsec. notes 2.25%, 3/2/20	1,175,000	1,176,554
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	405,000	432,338
Commerzbank AG 144A unsec. sub. notes 8.125%,
9/19/23 (Germany)	815,000	988,065
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%,
9/19/27 (Australia)	580,000	574,712
Commonwealth Bank of Australia 144A sr. unsec. notes 2.25%,
3/10/20 (Australia)	985,000	989,918
Commonwealth Bank of Australia/New York, NY sr. unsec. bonds
Ser. GMTN, 1.625%, 3/12/18	385,000	385,042
Credit Acceptance Corp. company guaranty sr. unsec. notes
7.375%, 3/15/23	85,000	89,888
Credit Acceptance Corp. company guaranty sr. unsec. notes
6.125%, 2/15/21	318,000	322,770
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual
maturity (Switzerland)	490,000	522,463
Credit Suisse Group AG 144A sr. unsec. bonds 4.282%,
1/9/28 (Switzerland)	795,000	828,085
Danske Bank A/S 144A sr. unsec. notes 2.70%, 3/2/22 (Denmark)	730,000	733,997
DFC Finance Corp. 144A company guaranty sr. notes
10.50%, 6/15/20	190,000	105,450
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31	100,000	128,262
Duke Realty LP company guaranty sr. unsec. unsub. notes
4.375%, 6/15/22 R	16,000	17,096
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes
5.25%, 5/1/25 R	235,000	242,931
Fairfax US, Inc. 144A company guaranty sr. unsec. notes
4.875%, 8/13/24	385,000	397,403
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	156,000	159,900
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	230,000	247,739
GE Capital International Funding Co. Unlimited Co. company
guaranty sr. unsec. bonds 4.418%, 11/15/35 (Ireland)	1,586,000	1,724,613
GE Capital International Funding Co. Unlimited Co. company
guaranty sr. unsec. notes 2.342%, 11/15/20 (Ireland)	1,235,000	1,241,939
Goldman Sachs Group, Inc. (The) sr. unsec. notes 7.50%, 2/15/19	335,000	359,685
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
3.85%, 1/26/27	1,285,000	1,312,839
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
2.60%, 12/27/20	1,900,000	1,915,361

58 Dynamic Asset Allocation Growth Fund

	Principal
CORPORATE BONDS AND NOTES (11.4%)* cont.	amount	Value
Financials cont.
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
2.55%, 10/23/19	$930,000	$940,631
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
Ser. GLOB, 2.375%, 1/22/18	494,000	495,162
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	122,000	160,763
Hartford Financial Services Group, Inc. (The) sr. unsec. unsub.
notes 5.125%, 4/15/22	100,000	110,516
HCP, Inc. sr. unsec. notes 4.25%, 11/15/23 R	195,000	206,951
Healthcare Realty Trust, Inc. sr. unsec. unsub. notes
3.875%, 5/1/25 R	155,000	156,259
Hospitality Properties Trust sr. unsec. unsub. notes
4.50%, 3/15/25 R	110,000	113,046
HSBC Capital Funding LP 144A company guaranty jr. unsec. sub.
FRB 10.176%, perpetual maturity (Jersey)	833,000	1,323,954
HSBC Finance Corp. unsec. sub. notes 6.676%, 1/15/21	199,000	225,098
HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24	130,000	133,948
Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub.
notes 8.125%, 7/15/19 ‡‡	30,000	30,075
HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21	234,000	243,653
Huntington National Bank (The) sr. unsec. notes 2.375%, 3/10/20	640,000	643,716
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.75%, 2/1/24	155,000	163,525
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.25%, 2/1/22	150,000	156,375
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.00%, 8/1/20	92,000	94,939
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 5.875%, 2/1/22	174,000	179,220
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	1,960,000	2,232,082
Intelsat Connect Finance SA 144A company guaranty sr. unsec.
sub. notes 12.50%, 4/1/22 (Luxembourg)	14,000	13,694
International Lease Finance Corp. sr. unsec. unsub. notes
5.875%, 8/15/22	146,000	163,724
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22 R	100,000	103,500
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22 R	100,000	101,500
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%,
perpetual maturity	851,000	887,168
JPMorgan Chase & Co. sr. unsec. notes Ser. MTN, 2.295%, 8/15/21	690,000	689,477
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27	1,350,000	1,353,894
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26	115,000	119,908
KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18	962,000	967,149
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec.
unsub. bonds 5.125%, 6/1/44	160,000	173,333
KKR Group Finance Co., LLC 144A company guaranty sr. unsec.
unsub. notes 6.375%, 9/29/20	355,000	395,696
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub.
bonds 7.80%, 3/15/37	614,000	775,175
Lloyds Banking Group PLC unsec. sub. bonds 5.30%, 12/1/45
(United Kingdom)	210,000	245,700
Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24
(United Kingdom)	200,000	209,540

Dynamic Asset Allocation Growth Fund 59

	Principal
CORPORATE BONDS AND NOTES (11.4%)* cont.	amount	Value
Financials cont.
Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%,
perpetual maturity (United Kingdom)	$185,000	$211,825
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes
5.75%, 9/15/25	345,000	357,662
Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%,
7/29/20 (Australia)	305,000	309,088
Macquarie Group Ltd. 144A sr. unsec. notes 7.625%,
8/13/19 (Australia)	985,000	1,077,165
Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT,
2.05%, 8/17/20	940,000	938,525
MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21	330,000	357,084
Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23	155,000	157,517
Metropolitan Life Global Funding I 144A sr. notes 1.75%, 9/19/19	830,000	827,862
MGM Growth Properties Operating Partnership LP/MGP Finance
Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24 R	100,000	108,358
MGM Growth Properties Operating Partnership LP/MGP Finance
Co-Issuer, Inc. 144A sr. unsec. bonds 4.50%, 1/15/28 R	90,000	90,792
Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23 R	385,000	408,114
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%,
3/1/26 (Japan)	255,000	265,287
Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27	1,365,000	1,383,542
Morgan Stanley sr. unsec. unsub. notes 2.65%, 1/27/20	860,000	869,857
National Australia Bank, Ltd. 144A sr. unsec. FRN BBA LIBOR USD
3 Month + 0.69%, 2.007%, 12/9/19 (Australia)	725,000	730,693
National Australia Bank, Ltd., NY sr. unsec. notes Ser. MTN, 2.125%,
5/22/20 (Australia)	1,180,000	1,178,806
Nationstar Mortgage, LLC/Nationstar Capital Corp. company
guaranty sr. unsec. unsub. notes 6.50%, 7/1/21	310,000	316,200
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp.
144A sr. unsec. notes 4.875%, 4/15/45	250,000	240,868
Nordea Bank AB 144A sr. unsec. unsub. notes 2.25%,
5/27/21 (Sweden)	365,000	362,615
OneMain Financial Holdings, LLC 144A company guaranty sr.
unsec. sub. notes 6.75%, 12/15/19	125,000	129,688
OneMain Financial Holdings, LLC 144A company guaranty sr.
unsec. unsub. notes 7.25%, 12/15/21	120,000	125,250
Peachtree Corners Funding Trust 144A company guaranty sr.
unsec. unsub. bonds 3.976%, 2/15/25	515,000	524,510
PNC Bank NA sr. unsec. notes Ser. BKNT, 2.00%, 5/19/20	570,000	568,918
Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22	234,000	253,656
Protective Life Global Funding 144A notes 2.262%, 4/8/20	520,000	520,064
Provident Funding Associates LP/PFG Finance Corp. 144A sr.
unsec. notes 6.375%, 6/15/25	295,000	309,750
Prudential Financial, Inc. jr. unsec. sub. FRN 8.875%, 6/15/38	160,000	167,680
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	388,000	424,200
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	144,000	152,942
Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23 R	75,000	81,536
Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22	365,000	364,835
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%,
3/2/20 (Canada)	1,095,000	1,099,781

60 Dynamic Asset Allocation Growth Fund

	Principal
CORPORATE BONDS AND NOTES (11.4%)* cont.	amount	Value
Financials cont.
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%,
7/27/18 (Canada)	$885,000	$889,561
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%,
1/27/26 (Canada)	285,000	305,147
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%,
perpetual maturity (United Kingdom)	205,000	214,686
Royal Bank of Scotland Group PLC unsec. sub. notes 4.70%, 7/3/18
(United Kingdom)	515,000	524,079
Santander Issuances SAU company guaranty unsec. sub. notes
5.179%, 11/19/25 (Spain)	400,000	429,374
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%,
9/15/25 (United Kingdom)	280,000	292,305
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23
(United Kingdom)	355,000	382,618
Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6.125%,
2/7/22 (Russia)	220,000	240,350
Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20 R	35,000	35,509
Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18 R	35,000	35,080
Skandinaviska Enskilda Banken AB sr. unsec. notes 2.30%,
3/11/20 (Sweden)	3,655,000	3,674,500
Societe Generale SA company guaranty sr. unsec. notes 2.75%,
10/12/17 (France)	375,000	375,132
Springleaf Finance Corp. company guaranty sr. unsec. unsub.
notes 8.25%, 12/15/20	95,000	107,350
Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19	90,000	93,690
Svenska Handelsbanken AB company guaranty sr. unsec. notes
1.95%, 9/8/20 (Sweden)	1,060,000	1,056,268
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec.
notes 4.25%, 12/6/42	255,000	260,786
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr.
unsec. notes 6.75%, 6/1/25	330,000	333,300
TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty
sr. notes 8.50%, 9/15/18	56,000	51,800
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%,
9/15/31 (Canada)	507,000	504,839
UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20
(United Kingdom)	630,000	629,432
UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual
maturity (Switzerland)	206,000	226,086
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec.
notes 4.125%, 4/15/26 (Switzerland)	508,000	532,908
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec.
notes 3.00%, 4/15/21 (Switzerland)	1,045,000	1,056,628
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25	245,000	249,594
VEREIT Operating Partnership LP company guaranty sr. unsec.
notes 4.60%, 2/6/24 R	410,000	430,477
VEREIT Operating Partnership LP company guaranty sr. unsec.
unsub. bonds 4.875%, 6/1/26 R	85,000	91,269
Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub.
notes 6.80%, 11/22/25 (Russia)	2,000,000	2,253,486
Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub.
notes 5.942%, 11/21/23 (Russia)	300,000	322,005

Dynamic Asset Allocation Growth Fund 61

	Principal
CORPORATE BONDS AND NOTES (11.4%)* cont.	amount	Value
Financials cont.
VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%,
5/29/18 (Russia)	$1,816,000	$1,865,940
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%,
10/17/22 (Russia)	400,000	433,000
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%,
perpetual maturity	440,000	490,050
Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20	1,225,000	1,242,195
Westpac Banking Corp. sr. unsec. unsub. notes 4.875%,
11/19/19 (Australia)	220,000	232,829
Westpac Banking Corp. sr. unsec. unsub. notes 2.15%,
3/6/20 (Australia)	2,530,000	2,538,653
Westpac Banking Corp. sr. unsec. unsub. notes 2.00%,
8/19/21 (Australia)	245,000	241,320
WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24 R	95,000	99,524
		91,211,767
Health care (0.7%)
AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25	14,000	14,515
AbbVie, Inc. sr. unsec. notes 2.90%, 11/6/22	240,000	243,092
AbbVie, Inc. sr. unsec. notes 2.50%, 5/14/20	820,000	829,825
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23	480,000	463,800
Allergan Funding SCS company guaranty sr. unsec. notes 4.75%,
3/15/45 (Luxembourg)	135,000	146,057
Allergan Funding SCS company guaranty sr. unsec. notes 3.45%,
3/15/22 (Luxembourg)	121,000	125,467
Allergan Funding SCS company guaranty sr. unsec. notes 2.35%,
3/12/18 (Luxembourg)	595,000	596,733
AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec.
notes 7.875%, 9/1/23	190,000	192,375
Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20	345,000	357,794
ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25	345,000	332,063
AstraZeneca PLC sr. unsec. unsub. notes 6.45%, 9/15/37
(United Kingdom)	270,000	359,084
Becton Dickinson and Co. sr. unsec. unsub. bonds 4.669%, 6/6/47	916,000	960,979
Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27	786,000	794,716
Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22	465,000	488,751
BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21	140,000	128,100
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24	245,000	264,906
Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25	65,000	67,438
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22	180,000	187,875
CHS/Community Health Systems, Inc. company guaranty sr. notes
6.25%, 3/31/23	125,000	122,813
CHS/Community Health Systems, Inc. company guaranty sr.
unsec. notes 6.875%, 2/1/22	594,000	466,290
CHS/Community Health Systems, Inc. company guaranty sr.
unsec. unsub. notes 8.00%, 11/15/19	65,000	63,294
CHS/Community Health Systems, Inc. company guaranty sr.
unsec. unsub. notes 7.125%, 7/15/20	145,000	130,863
Cigna Corp. sr. unsec. unsub. notes 4.50%, 3/15/21	235,000	250,364
Concordia International Corp. 144A company guaranty sr. unsec.
notes 7.00%, 4/15/23 (Canada)	180,000	30,600

62 Dynamic Asset Allocation Growth Fund

	Principal
CORPORATE BONDS AND NOTES (11.4%)* cont.	amount	Value
Health care cont.
Concordia International Corp. 144A sr. notes 9.00%,
4/1/22 (Canada)	$45,000	$34,988
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company
guaranty sr. unsec. notes 6.00%, 2/1/25 (Ireland)	310,000	251,100
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company
guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)	285,000	235,125
Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr.
unsec. unsub. notes 5.375%, 1/15/23	120,000	97,800
Halyard Health, Inc. company guaranty sr. unsec. unsub. notes
6.25%, 10/15/22	60,000	62,625
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	370,000	398,675
HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20	502,000	546,553
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	690,000	715,013
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	260,000	276,900
HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19	244,000	248,880
HCA, Inc. company guaranty sr. unsec. unsub. notes
7.50%, 2/15/22	48,000	55,080
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
144A company guaranty sr. unsec. notes 6.375%, 8/1/23	180,000	188,325
Johnson & Johnson sr. unsec. notes 5.15%, 7/15/18	554,000	569,622
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub.
notes 12.50%, 11/1/21	130,000	144,625
Mallinckrodt International Finance SA/Mallinckrodt CB,
LLC 144A company guaranty sr. unsec. unsub. notes 5.50%,
4/15/25 (Luxembourg)	125,000	112,813
Merck & Co., Inc. sr. unsec. unsub. notes 1.30%, 5/18/18	763,000	762,568
Molina Healthcare, Inc. company guaranty sr. unsec. notes
5.375%, 11/15/22	140,000	144,284
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes
4.875%, 6/15/25	55,000	54,175
Omega Healthcare Investors, Inc. company guaranty sr. unsec.
notes 4.50%, 4/1/27 R	530,000	529,337
Omega Healthcare Investors, Inc. company guaranty sr. unsec.
unsub. notes 4.95%, 4/1/24 R	359,000	376,337
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics
SA 144A sr. unsec. notes 6.625%, 5/15/22	227,000	222,460
Pfizer, Inc. sr. unsec. unsub. notes 1.70%, 12/15/19	1,075,000	1,074,428
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds
4.00%, 11/28/44 (Switzerland)	550,000	573,769
Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22	168,000	172,620
Service Corp. International/US sr. unsec. unsub. notes
5.375%, 5/15/24	445,000	472,813
Shire Acquisitions Investments Ireland DAC company guaranty sr.
unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	435,000	428,927
Shire Acquisitions Investments Ireland DAC company guaranty sr.
unsec. unsub. notes 2.875%, 9/23/23 (Ireland)	305,000	303,102
Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes
6.50%, 5/15/23	105,000	109,200
Tenet Healthcare Corp. company guaranty sr. notes 4.75%, 6/1/20	31,000	32,014
Tenet Healthcare Corp. company guaranty sr. sub. notes
6.00%, 10/1/20	174,000	185,434

Dynamic Asset Allocation Growth Fund 63

	Principal
CORPORATE BONDS AND NOTES (11.4%)* cont.	amount	Value
Health care cont.
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22	$145,000	$147,538
Teva Pharmaceutical Finance Netherlands III BV company
guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)	259,000	238,719
UnitedHealth Group, Inc. sr. unsec. notes 6.00%, 2/15/18	396,000	402,392
UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.70%, 2/15/21	310,000	332,632
UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.625%, 11/15/41	55,000	61,335
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42	245,000	252,229
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23	245,000	247,098
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 4/15/25	340,000	297,925
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.875%, 5/15/23	363,000	320,801
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 12/1/21	14,000	13,090
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 3/1/23	85,000	74,588
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 3/15/20	200,000	199,750
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsub. notes 7.00%, 3/15/24	270,000	288,249
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsub. notes 6.50%, 3/15/22	90,000	95,175
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25	130,000	136,825
		20,105,732
Technology (0.7%)
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47	655,000	704,518
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	150,000	157,244
Apple, Inc. sr. unsec. notes 2.10%, 5/6/19	2,325,000	2,342,133
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	262,000	284,699
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	314,000	316,822
Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20	652,000	655,348
Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19
(In default) †	305,000	257,725
Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company
guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	785,000	808,527
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A
company guaranty sr. unsec. notes 7.125%, 6/15/24	1,272,000	1,405,338
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds
8.35%, 7/15/46	187,000	240,170
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes
5.45%, 6/15/23	1,151,000	1,259,654
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec.
notes 5.875%, 6/15/21	45,000	47,044
Fidelity National Information Services, Inc. sr. unsec. unsub. notes
5.00%, 10/15/25	48,000	53,469
First Data Corp. 144A company guaranty sr. unsec. unsub. notes
7.00%, 12/1/23	385,000	411,103
First Data Corp. 144A notes 5.75%, 1/15/24	225,000	235,406
First Data Corp. 144A sr. notes 5.375%, 8/15/23	180,000	188,280
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22	390,000	382,327

64 Dynamic Asset Allocation Growth Fund

	Principal
CORPORATE BONDS AND NOTES (11.4%)* cont.	amount	Value
Technology cont.
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec.
notes 8.625%, 11/15/24	$580,000	$618,918
Infor Software Parent, LLC/Infor Software Parent, Inc. 144A
company guaranty sr. unsec. notes 7.125%, 5/1/21 ‡‡	525,000	534,345
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22	365,000	378,458
Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20	65,000	66,869
Intel Corp. sr. unsec. unsub. notes 1.35%, 12/15/17	890,000	890,125
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes
4.875%, 9/15/27 R	410,000	418,200
Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18	84,000	86,054
Micron Technology, Inc. 144A sr. unsec. unsub. notes
5.25%, 1/15/24	155,000	163,138
Microsoft Corp. sr. unsec. unsub. bonds 3.30%, 2/6/27	575,000	595,357
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	355,000	343,129
Microsoft Corp. sr. unsec. unsub. notes 5.30%, 2/8/41	60,000	75,086
Microsoft Corp. sr. unsec. unsub. notes 4.20%, 6/1/19	250,000	260,530
Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21	1,650,000	1,620,864
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	550,000	540,248
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22	355,000	357,046
Oracle Corp. sr. unsec. unsub. notes 2.25%, 10/8/19	1,875,000	1,898,249
Plantronics, Inc. 144A company guaranty sr. unsec. notes
5.50%, 5/31/23	200,000	207,500
Solera, LLC /Solera Finance, Inc. 144A sr. unsec. notes
10.50%, 3/1/24	130,000	147,999
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes
5.625%, 10/1/25	305,000	308,622
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	125,000	126,361
		19,386,905
Transportation (—%)
Burlington Northern Santa Fe, LLC sr. unsec. notes 5.40%, 6/1/41	105,000	127,080
Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes
5.75%, 5/1/40	95,000	120,642
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	240,000	239,998
Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19	76,960	84,463
FedEx Corp. company guaranty sr. unsec. unsub. notes
2.625%, 8/1/22	45,000	45,422
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec.
bonds 3.40%, 11/15/26	113,000	111,623
United Airlines, Inc. Pass-Through Trust pass-through certificates
Ser. 14-2, Class A, 3.75%, 9/3/26	146,074	151,389
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr.
unsec. notes 6.375%, 4/1/23	386,000	400,475
		1,281,092
Utilities and power (0.5%)
AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25	435,000	457,294
AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23	59,000	60,623
AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27	470,000	481,750
AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21	227,000	258,780
American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds
5.00%, 9/1/44	465,000	524,998

Dynamic Asset Allocation Growth Fund 65

	Principal
CORPORATE BONDS AND NOTES (11.4%)* cont.	amount	Value
Utilities and power cont.
Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42	$35,000	$38,330
Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds
6.125%, 4/1/36	7,000	8,985
Boardwalk Pipelines LP company guaranty sr. unsec. unsub.
4.45%, 7/15/27	185,000	188,365
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25	240,000	226,500
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	145,000	144,275
Calpine Corp. 144A company guaranty sr. sub. notes
5.875%, 1/15/24	34,000	35,148
Colorado Interstate Gas Co., LLC company guaranty sr. unsec.
notes 6.85%, 6/15/37	30,000	33,127
Consolidated Edison Co. of New York, Inc. sr. unsec. notes
7.125%, 12/1/18	624,000	661,419
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes
4.20%, 3/15/42	130,000	137,944
Consolidated Edison, Inc. sr. unsec. unsub. notes Ser. A,
2.00%, 3/15/20	390,000	390,406
Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22	180,000	187,425
Dynegy, Inc. company guaranty sr. unsec. unsub. notes
7.625%, 11/1/24	65,000	67,356
Dynegy, Inc. 144A company guaranty sr. unsec. notes
8.125%, 1/30/26	265,000	273,613
Dynegy, Inc. 144A company guaranty sr. unsec. notes
8.00%, 1/15/25	75,000	77,625
EDP Finance BV 144A sr. unsec. unsub. notes 5.25%,
1/14/21 (Netherlands)	515,000	556,053
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub.
notes 8.375%, 6/15/32	5,000	6,426
Electricite de France (EDF) 144A sr. unsec. notes 6.50%,
1/26/19 (France)	165,000	174,805
Emera US Finance LP company guaranty sr. unsec. notes
3.55%, 6/15/26	303,000	305,040
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	505,000	531,116
Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24	1,143,000	1,227,296
Energy Transfer Partners LP sr. unsec. unsub. bonds
6.125%, 12/15/45	155,000	170,228
Energy Transfer Partners LP sr. unsec. unsub. bonds
4.20%, 4/15/27	795,000	804,937
Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42	85,000	96,508
Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	75,000	81,116
FirstEnergy Corp. sr. unsec. unsub. notes 4.25%, 3/15/23	531,000	561,778
GenOn Americas Generation, LLC sr. unsec. notes 8.50%, 10/1/21
(In default) †	220,000	201,850
GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20
(In default) †	143,000	104,033
IPALCO Enterprises, Inc. 144A sr. notes 3.70%, 9/1/24	240,000	240,588
Kinder Morgan Energy Partners LP company guaranty sr. unsec.
notes 5.40%, 9/1/44	255,000	265,103
Kinder Morgan Energy Partners LP company guaranty sr. unsec.
notes 3.50%, 3/1/21	270,000	276,373

66 Dynamic Asset Allocation Growth Fund

	Principal
CORPORATE BONDS AND NOTES (11.4%)* cont.	amount	Value
Utilities and power cont.
Kinder Morgan Energy Partners LP company guaranty sr. unsec.
unsub. notes 3.45%, 2/15/23	$155,000	$156,731
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes
3.15%, 1/15/23	625,000	628,372
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes
Ser. GMTN, 7.75%, 1/15/32	157,000	201,742
MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29	235,000	309,118
Nevada Power Co. mtge. notes 7.125%, 3/15/19	115,000	123,424
NRG Energy, Inc. company guaranty sr. unsec. notes
7.25%, 5/15/26	185,000	198,875
NRG Energy, Inc. company guaranty sr. unsec. notes
6.625%, 1/15/27	285,000	298,538
NRG Energy, Inc. company guaranty sr. unsec. sub. notes
7.875%, 5/15/21	119,000	122,421
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%,
10/15/22 (Canada)	205,000	203,798
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42	45,000	54,963
Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22	80,000	85,286
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	405,000	402,780
Pacific Gas & Electric Co. sr. unsec. bonds 6.05%, 3/1/34	112,000	145,861
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub.
notes 4.20%, 6/15/22	425,000	452,377
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub.
notes 3.40%, 6/1/23	15,000	15,444
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	75,000	92,129
Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974%, 6/1/67	775,000	755,625
Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22	185,000	190,781
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc.
escrow company guaranty sr. notes 11.50%, 10/1/20	90,000	225
Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21	411,000	428,125
Toledo Edison Co. (The) sr. mtge. bonds 7.25%, 5/1/20	20,000	22,083
		14,745,911
Total corporate bonds and notes (cost $306,721,970)		$317,090,331

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (5.3%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.5%)
Government National Mortgage Association Pass-Through Certificates
4.00%, with due dates from 3/15/46 to 3/20/46	$938,573	$1,012,807
3.50%, with due dates from 5/20/47 to 8/20/47	35,845,561	37,314,005
3.50%, TBA, 10/1/47	4,000,000	4,158,438
		42,485,250
U.S. Government Agency Mortgage Obligations (3.8%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, with due dates from 9/1/45 to 11/1/45	11,723,339	12,360,155
Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 10/1/47	5,000,000	5,628,963
4.50%, with due dates from 2/1/39 to 4/1/39	66,287	71,621
4.00%, 8/1/47 ##	4,493,397	4,741,411
4.00%, TBA, 11/1/47	1,000,000	1,051,172

Dynamic Asset Allocation Growth Fund 67

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (5.3%)* cont.	amount	Value
U.S. Government Agency Mortgage Obligations cont.
Federal National Mortgage Association Pass-Through Certificates
4.00%, TBA, 10/1/47	$2,000,000	$2,105,469
3.50%, with due dates from 9/1/45 to 6/1/56	31,542,762	32,560,939
3.00%, with due dates from 4/1/46 to 3/1/47	7,766,862	7,813,450
3.00%, 12/1/31	11,642,976	11,977,257
3.00%, TBA, 11/1/47	9,000,000	9,014,054
3.00%, TBA, 10/1/47	12,000,000	12,037,500
3.00%, TBA, 10/1/32	5,000,000	5,137,891
		104,499,882
Total U.S. government and agency mortgage obligations (cost $146,789,108)		$146,985,132

	Principal
U.S. TREASURY OBLIGATIONS (—%)*	amount	Value
U.S. Treasury Notes
1.75%, 4/30/22 [i]	$153,000	$153,177
1.25%, 10/31/21 [i]	115,000	113,036
Total U.S. treasury obligations (cost $266,213)		$266,213

	Principal
MORTGAGE-BACKED SECURITIES (2.1%)*	amount	Value
Agency collateralized mortgage obligations (0.2%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3072, Class SM (-3.667 x 1 Month US LIBOR) + 23.796%,
19.27%, 11/15/35	$67,404	$97,626
IFB Ser. 3249, Class PS (-3.3 x 1 Month US LIBOR) + 22.275%,
18.201%, 12/15/36	39,549	55,115
IFB Ser. 3065, Class DC (-3 x 1 Month US LIBOR) + 19.86%,
16.157%, 3/15/35	61,922	89,332
IFB Ser. 2990, Class LB (-2.556 x 1 Month US LIBOR) + 16.945%,
13.791%, 6/15/34	59,850	71,447
IFB Ser. 3829, Class AS, IO (-1 x 1 Month US LIBOR) + 6.95%,
5.716%, 3/15/41	1,725,547	324,147
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M2,
IO, 1 Month US LIBOR + 2.65%, 3.887%, 10/25/24	42,585	42,755
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2,
1 Month US LIBOR + 2.60%, 3.837%, 12/25/27	655,538	672,739
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M2,
1 Month US LIBOR + 2.20%, 3.437%, 10/25/28	531,000	538,376
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2,
1 Month US LIBOR + 2.20%, 3.437%, 3/25/25	167,113	168,126
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M1,
1 Month US LIBOR + 1.25%, 2.487%, 10/25/28	81,015	81,084
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M1,
1 Month US LIBOR + 1.20%, 2.437%, 11/25/28	85,000	85,093
Ser. 3326, Class WF, zero %, 10/15/35 W	1,709	1,284
Ser. 1208, Class F, PO, zero %, 2/15/22	238	229
Federal National Mortgage Association
IFB Ser. 06-62, Class PS (-6 x 1 Month US LIBOR) + 39.90%,
32.477%, 7/25/36	19,001	34,504
IFB Ser. 06-8, Class HP (-3.667 x 1 Month US LIBOR) + 24.566%,
20.03%, 3/25/36	34,888	53,638

68 Dynamic Asset Allocation Growth Fund

	Principal
MORTGAGE-BACKED SECURITIES (2.1%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
IFB Ser. 07-53, Class SP (-3.667 x 1 Month US LIBOR) + 24.20%,
19.664%, 6/25/37	$58,512	$85,936
IFB Ser. 05-75, Class GS (-3 x 1 Month US LIBOR) + 20.25%,
16.538%, 8/25/35	42,378	55,026
IFB Ser. 12-58, Class SM, IO (-1 x 1 Month US LIBOR) + 6.50%,
5.263%, 6/25/42	2,098,116	353,460
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1,
1 Month US LIBOR + 1.35%, 2.587%, 1/25/29	175,700	176,614
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M1,
1 Month US LIBOR + 1.20%, 2.437%, 7/25/24	4,564	4,566
FRB Ser. 01-50, Class B1, IO, 0.403%, 10/25/41 W	581,745	6,908
FRB Ser. 02-W8, Class 1, IO, 0.302%, 6/25/42 W	395,106	4,692
Ser. 01-79, Class BI, IO, 0.293%, 3/25/45 W	256,292	2,313
Ser. 03-34, Class P1, PO, zero %, 4/25/43	13,498	11,232
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	624,603	137,614
IFB Ser. 13-99, Class AS, IO (-1 x 1 Month US LIBOR) + 6.05%,
4.814%, 6/20/43	1,538,428	286,192
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40	22,255	2,831
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	132,958	25,298
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38	97,334	4,090
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	3,500,926	485,502
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	1,962,757	214,058
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	3,194,913	303,488
Ser. 15-H25, Class BI, IO, 1.911%, 10/20/65 W	5,474,833	577,595
Ser. 15-H26, Class EI, IO, 1.711%, 10/20/65 W	2,925,382	269,720
Ser. 15-H24, Class BI, IO, 1.591%, 8/20/65 W	6,127,357	358,450
		5,681,080
Commercial mortgage-backed securities (1.2%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1,
Class XW, IO, 0.412%, 1/15/49 W	261,294	1,054
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5,
Class XW, IO, 0.252%, 2/10/51 W	1,732,053	103
Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.568%, 11/10/41 W	100,171	828
FRB Ser. 04-4, Class XC, IO, 0.054%, 7/10/42 W	47,842	18
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42 W	895,018	1
Bear Stearns Commercial Mortgage Securities Trust FRB
Ser. 04-PR3I, Class X1, IO, 0.208%, 2/11/41 W	5,859	9
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.286%, 3/11/39 W	313,501	245,048
FRB Ser. 06-PW11, Class C, 5.286%, 3/11/39 (In default) † W	261,000	106,013
FRB Ser. 06-PW14, Class X1, IO, 0.525%, 12/11/38 W	607,155	14,183
Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO,
1.607%, 7/15/29 W	46,836	954
CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO,
0.742%, 12/11/49 W	72,254	7

Dynamic Asset Allocation Growth Fund 69

	Principal
MORTGAGE-BACKED SECURITIES (2.1%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class E, 6.281%, 4/15/44 W	$231,776	$114,917
FRB Ser. 11-C2, Class E, 5.945%, 12/15/47 W	562,000	567,244
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	243,000	252,280
FRB Ser. 14-GC21, Class XA, IO, 1.41%, 5/10/47 W	5,175,892	365,948
FRB Ser. 14-GC19, Class XA, IO, 1.371%, 3/10/47 W	7,170,030	453,433
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class XA, IO, 1.979%, 9/10/45 W	5,040,769	383,855
FRB Ser. 06-C5, Class XC, IO, 0.62%, 10/15/49 W	5,646,967	1,129
COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3,
Class AJ, 6.049%, 5/15/46 W	357,476	362,846
COMM Mortgage Trust
FRB Ser. 14-CR18, Class C, 4.893%, 7/15/47 W	354,000	358,294
FRB Ser. 14-UBS6, Class C, 4.614%, 12/10/47 W	1,437,000	1,407,452
Ser. 13-CR13, Class AM, 4.449%, 11/12/46 W	325,000	349,095
Ser. 12-CR2, Class AM, 3.791%, 8/15/45	341,000	357,708
FRB Ser. 14-LC15, Class XA, IO, 1.498%, 4/10/47 W	16,647,272	875,080
FRB Ser. 14-CR17, Class XA, IO, 1.297%, 5/10/47 W	8,088,153	392,243
FRB Ser. 14-UBS6, Class XA, IO, 1.175%, 12/10/47 W	6,909,660	337,641
FRB Ser. 13-CR11, Class XA, IO, 1.152%, 8/10/50 W	8,390,152	406,002
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 6.324%, 7/10/46 W	476,000	505,229
Ser. 13-LC13, Class E, 3.719%, 8/10/46 W	458,000	308,008
FRB Ser. 06-C8, Class XS, IO, 0.851%, 12/10/46 W	5,594,338	200
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C1, Class AX, IO, 0.683%, 2/15/40 W	6,618,869	3,045
FRB Ser. 07-C2, Class AX, IO, 0.103%, 1/15/49 W	1,601,188	64
Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6.00%, 5/17/40	27,179	27,353
FRB Ser. 03-C3, Class AX, IO, 2.256%, 5/15/38 W	66,877	8
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D,
3.945%, 4/15/50 W	1,302,000	1,140,879
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.509%, 12/15/49 W	1,061,000	1,087,445
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D,
5.345%, 8/10/44 W	1,844,000	1,909,361
GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3,
Class XC, IO, 0.113%, 7/10/45 W	1,089,512	4
GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1,
Class XC, IO, 0.438%, 12/10/49 W	10,603,316	23,215
GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB
Ser. 05-C1, Class X1, IO, 0.794%, 5/10/43 W	188,503	583
GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO,
1.593%, 2/10/46 W	5,369,474	370,923
GS Mortgage Securities Corp. II 144A FRB Ser. 13-GC10, Class D,
4.41%, 2/10/46 W	186,000	175,823
GS Mortgage Securities Trust FRB Ser. 14-GC22, Class XA, IO,
1.183%, 6/10/47 W	9,347,892	457,318

70 Dynamic Asset Allocation Growth Fund

	Principal
MORTGAGE-BACKED SECURITIES (2.1%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.841%, 1/10/45 W	$209,000	$200,640
FRB Ser. 11-GC3, Class D, 5.82%, 3/10/44 W	664,000	677,424
FRB Ser. 11-GC5, Class C, 5.565%, 8/10/44 W	450,000	483,458
FRB Ser. 13-GC12, Class D, 4.584%, 6/10/46 W	639,000	569,911
FRB Ser. 06-GG6, Class XC, IO, zero %, 4/10/38 W	12,368	—
JP Morgan Chase Commercial Mortgage Securities Trust 144A FRB
Ser. 12-C8, Class C, 4.759%, 10/15/45 W	315,000	323,190
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C14, Class C, 4.721%, 8/15/46 W	609,000	618,566
FRB Ser. 15-C33, Class XA, IO, 1.184%, 12/15/48 W	6,365,245	469,946
FRB Ser. 13-C17, Class XA, IO, 1.043%, 1/15/47 W	9,429,967	434,344
JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB
Ser. 12-LC9, Class D, 4.53%, 12/15/47 W	165,000	169,290
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 05-LDP5, Class F, 5.888%, 12/15/44 W	293,201	291,431
Ser. 04-LN2, Class A2, 5.115%, 7/15/41	2,248	2,248
FRB Ser. 13-LC11, Class XA, IO, 1.481%, 4/15/46 W	16,630,095	1,034,059
FRB Ser. 06-CB17, Class X, IO, 0.828%, 12/12/43 W	456,916	6,982
FRB Ser. 06-LDP8, Class X, IO, 0.525%, 5/15/45 W	258,708	4
FRB Ser. 07-LDPX, Class X, IO, 0.323%, 1/15/49 W	1,720,434	15,800
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.556%, 2/12/51 W	160,000	156,800
FRB Ser. 12-C6, Class E, 5.307%, 5/15/45 W	943,000	855,647
FRB Ser. 12-C8, Class D, 4.807%, 10/15/45 W	458,000	454,601
FRB Ser. 12-LC9, Class E, 4.53%, 12/15/47 W	355,000	335,758
FRB Ser. 05-CB12, Class X1, IO, 0.429%, 9/12/37 W	241,419	531
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO,
0.455%, 2/15/40 W	84,357	7
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C5, Class XCL, IO, 0.661%, 9/15/40 W	577,589	5,624
FRB Ser. 06-C6, Class XCL, IO, 0.624%, 9/15/39 W	6,075,031	42,160
FRB Ser. 05-C7, Class XCL, IO, 0.488%, 11/15/40 W	341,860	1,843
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40 W	116,168	8
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B,
3.328%, 4/20/48 W	788,000	750,925
Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.674%, 8/12/39 W	121,444	688
FRB Ser. 05-MCP1, Class XC, IO, 0.005%, 6/12/43 W	115,276	—
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.156%, 5/15/44 W	12,110	1,114
FRB Ser. 06-C4, Class X, IO, 6.786%, 7/15/45 W	29,597	1,332
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C6, Class AS, 3.476%, 11/15/45	538,000	554,264
FRB Ser. 14-C17, Class XA, IO, 1.395%, 8/15/47 W	5,644,146	291,859
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44 W	312,000	64,603
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44 W	72,065	71,561

Dynamic Asset Allocation Growth Fund 71

	Principal
MORTGAGE-BACKED SECURITIES (2.1%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class D, 5.327%, 7/15/49 W	$647,000	$669,193
FRB Ser. 11-C3, Class E, 5.327%, 7/15/49 W	545,000	544,906
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.21%, 8/10/49 W	284,000	300,152
FRB Ser. 12-C4, Class XA, IO, 1.835%, 12/10/45 W	7,232,108	482,820
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.468%, 10/15/44 W	400,000	398,188
FRB Ser. 06-C29, IO, 0.442%, 11/15/48 W	3,209,795	128
FRB Ser. 07-C34, IO, 0.328%, 5/15/46 W	985,581	1,971
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 06-C26, Class XC, IO, 0.053%, 6/15/45 W	1,218,248	244
FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42 W	120,120	300
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.43%, 7/15/46 W	280,000	298,576
FRB Ser. 13-LC12, Class C, 4.43%, 7/15/46 W	408,000	393,072
FRB Ser. 14-LC16, Class XA, IO, 1.538%, 8/15/50 W	6,959,144	442,184
FRB Ser. 16-LC25, Class XA, IO, 1.237%, 12/15/59 W	5,592,752	365,457
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12,
Class D, 4.43%, 7/15/46 W	655,000	611,131
WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47 W	338,000	353,553
FRB Ser. 13-C15, Class C, 4.628%, 8/15/46 W	177,000	180,192
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46 W	287,000	305,233
Ser. 13-C11, Class AS, 3.311%, 3/15/45	211,000	216,374
FRB Ser. 14-C24, Class XA, IO, 1.103%, 11/15/47 W	10,492,031	513,126
FRB Ser. 14-C22, Class XA, IO, 1.066%, 9/15/57 W	24,104,822	1,188,368
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class C, 5.861%, 11/15/44 W	273,000	295,960
FRB Ser. 11-C5, Class E, 5.861%, 11/15/44 W	515,000	529,540
FRB Ser. 11-C3, Class D, 5.813%, 3/15/44 W	819,000	788,482
FRB Ser. 11-C2, Class D, 5.788%, 2/15/44 W	796,000	815,945
FRB Ser. 13-C15, Class D, 4.628%, 8/15/46 W	437,000	377,151
FRB Ser. 12-C9, Class XA, IO, 2.17%, 11/15/45 W	4,831,051	398,368
FRB Ser. 12-C10, Class XA, IO, 1.753%, 12/15/45 W	3,383,926	230,005
FRB Ser. 13-C12, Class XA, IO, 1.505%, 3/15/48 W	1,595,692	75,789
FRB Ser. 12-C9, Class XB, IO, 0.859%, 11/15/45 W	10,038,000	321,879
		33,347,748
Residential mortgage-backed securities (non-agency) (0.7%)
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A,
3.253%, 5/25/35 W	850,570	871,834
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, 1 Month US LIBOR + 0.94%,
1.829%, 6/25/46	1,398,269	1,202,511
FRB Ser. 05-27, Class 1A1, 1.661%, 8/25/35 W	264,124	224,955
FRB Ser. 05-59, Class 1A1, 1 Month US LIBOR + 0.33%,
1.566%, 11/20/35	734,681	691,393
FRB Ser. 06-OA10, Class 4A1, 1 Month US LIBOR + 0.19%,
1.427%, 8/25/46	1,596,333	1,340,920

72 Dynamic Asset Allocation Growth Fund

	Principal
MORTGAGE-BACKED SECURITIES (2.1%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3,
1 Month US LIBOR + 5.15%, 6.387%, 11/25/28	$429,400	$491,872
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3,
1 Month US LIBOR + 4.75%, 5.987%, 10/25/24	870,000	952,650
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3,
1 Month US LIBOR + 4.65%, 5.887%, 10/25/28	250,000	279,249
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
1 Month US LIBOR + 5.90%, 7.137%, 10/25/28	906,380	1,037,509
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
1 Month US LIBOR + 5.70%, 6.937%, 4/25/28	1,256,640	1,412,704
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2,
1 Month US LIBOR + 5.55%, 6.787%, 4/25/28	2,260,000	2,494,491
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2,
1 Month US LIBOR + 5.00%, 6.237%, 7/25/25	367,331	398,384
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2,
1 Month US LIBOR + 4.30%, 5.537%, 2/25/25	211,174	226,025
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2,
1 Month US LIBOR + 4.25%, 5.487%, 4/25/29	50,000	55,047
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
1 Month US LIBOR + 4.00%, 5.237%, 5/25/25	336,876	358,802
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2,
1 Month US LIBOR + 2.60%, 3.837%, 5/25/24	650,000	677,029
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, 1 Month
US LIBOR + 0.80%, 2.037%, 2/25/34	515,323	499,460
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2,
2.973%, 2/25/35 W	332,662	335,054
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1,
1 Month US LIBOR + 0.825%, 2.062%, 8/25/34	241,002	238,592
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1,
0.598%, 8/26/47	160,000	132,000
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1,
1 Month US LIBOR + 1.125%, 2.362%, 10/25/33	277,451	273,302
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
FRB Ser. 04-WCW2, Class M3, 1 Month US LIBOR + 1.05%,
2.287%, 10/25/34	410,000	402,815
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7,
Class 1A1, 1 Month US LIBOR + 0.85%, 2.087%, 5/25/47	1,058,097	953,610
Structured Asset Securities Corp. Mortgage Loan Trust FRB
Ser. 06-AM1, Class A4, 1 Month US LIBOR + 0.16%, 1.397%, 4/25/36	237,105	234,303
Vericrest Opportunity Loan Transfer LXI, LLC 144A Ser. 17-NPL8,
Class A1, stepped-coupon 3.125% (6.125%, 6/25/20), 6/25/47 ††	490,558	492,628
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR12, Class 1A8, 3.162%, 10/25/35 W	1,064,801	1,070,785
FRB Ser. 07-HY2, Class 1A1, 3.071%, 12/25/36 W	443,146	427,188
FRB Ser. 05-AR9, Class A1C3, 1 Month US LIBOR + 0.96%,
2.197%, 7/25/45	401,881	397,862

Dynamic Asset Allocation Growth Fund 73

	Principal
MORTGAGE-BACKED SECURITIES (2.1%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR12, Class A2B, 1 Month US LIBOR + 0.46%,
1.697%, 10/25/44	$640,463	$608,119
FRB Ser. 05-AR11, Class A1B3, 1 Month US LIBOR + 0.40%,
1.637%, 8/25/45	595,745	569,652
		19,350,745
Total mortgage-backed securities (cost $57,994,702)		$58,379,573

FOREIGN GOVERNMENT AND AGENCY		Principal amount/
BONDS AND NOTES (0.3%)*		units	Value
Argentina (Province of) 144A sr. unsec. notes 7.125%,
8/1/27 (Argentina)		$185,000	$193,172
Argentina (Republic of) sr. unsec. unsub. bonds 7.625%,
4/22/46 (Argentina)		160,000	177,600
Argentina (Republic of) sr. unsec. unsub. bonds 6.625%,
7/6/28 (Argentina)		250,000	263,750
Argentina (Republic of) sr. unsec. unsub. notes 6.875%,
1/26/27 (Argentina)		438,000	473,259
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.875%,
1/22/21 (Brazil)		490,000	523,688
Brazil (Federal Republic of) unsec. notes 10.00%, 1/1/21
(Brazil) (units)	BRL	3,896	1,305,803
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%,
1/26/21 (Argentina)		$615,000	707,250
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%,
3/16/24 (Argentina)		959,000	1,105,262
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%,
6/10/21 (Argentina)		189,000	202,822
Indonesia (Republic of) 144A sr. unsec. notes 5.25%,
1/17/42 (Indonesia)		430,000	479,533
Indonesia (Republic of) 144A sr. unsec. notes 4.75%,
1/8/26 (Indonesia)		200,000	218,000
Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%,
1/8/46 (Indonesia)		300,000	368,625
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%,
1/8/27 (Indonesia)		690,000	731,974
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%,
4/15/23 (Indonesia)		285,000	289,988
Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%,
4/4/42 (Russia)		1,200,000	1,333,500
Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%,
11/3/25 (Sri Lanka)		270,000	296,710
Turkey (Republic of) unsec. notes 11.00%, 3/2/22 (Turkey)	TRY	776,000	218,886
United Mexican States sr. unsec. unsub. notes 4.15%,
3/28/27 (Mexico)		$200,000	210,310
Total foreign government and agency bonds and notes (cost $9,327,305)			$9,100,132

74 Dynamic Asset Allocation Growth Fund

	Expiration	Strike
WARRANTS (0.2%)* †	date	price	Warrants	Value
Bupa Arabia for Cooperative Insurance Co. 144A
(Saudi Arabia)	3/22/18	$0.00	33,539	$1,056,406
Halcon Resources Corp.	9/9/20	14.04	2,341	1,288
Jiangsu NHWA Pharmaceutical Co., Ltd.
144A (China)	7/27/18	0.00	410,755	876,196
Qingdao Haier Co., Ltd. 144A (China)	9/24/18	0.00	676,000	1,535,623
Shanghai International Airport Co., Ltd.
144A (China)	5/7/18	0.00	153,700	879,238
Wuliangye Yibin Co., Ltd. 144A (China)	4/12/18	0.00	72,900	628,607
Total warrants (cost $4,605,208)				$4,977,358

	Principal
SENIOR LOANS (0.1%)*c	amount	Value
Avaya, Inc. bank term loan FRN Ser. B7, BBA LIBOR USD 3 Month
+ 5.25%, 6.564%, 5/29/20 (In default) †	$386,811	$328,790
Brand Energy & Infrastructure Services, Inc. bank term loan FRN
BBA LIBOR USD 3 Month + 4.25%, 5.522%, 6/21/24	440,000	441,750
Caesars Entertainment Operating Co., Inc. bank term loan
FRN Ser. B6, BBA LIBOR USD 3 Month + 7.75%, 11.75%, 3/1/18
(In default) †	651,923	790,456
CPG International, Inc. bank term loan FRN BBA LIBOR USD
3 Month + 3.75%, 5.083%, 5/3/24	90,469	90,610
Forterra Finance, LLC bank term loan FRN BBA LIBOR USD 3 Month
+ 3.00%, 4.235%, 10/25/23	80,000	67,600
Gates Global, LLC/Gates Global Co. bank term loan FRN Ser. B, BBA
LIBOR USD 3 Month + 3.25%, 4.583%, 3/31/24	125,792	126,235
Getty Images, Inc. bank term loan FRN Ser. B, BBA LIBOR USD
3 Month + 3.50%, 4.833%, 10/18/19	219,036	189,075
Neiman Marcus Group, Ltd., Inc. bank term loan FRN BBA LIBOR
USD 3 Month + 3.25%, 4.481%, 10/25/20	240,547	178,907
PetSmart, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month
+ 3.00%, 4.24%, 3/10/22	99,745	84,463
Revlon Consumer Products Corp. bank term loan FRN Ser. B, BBA
LIBOR USD 3 Month + 3.50%, 4.735%, 9/7/23	297,000	265,908
Total senior loans (cost $2,575,035)		$2,563,794

	Principal
ASSET-BACKED SECURITIES (—%)*	amount	Value
Mortgage Repurchase Agreement Financing Trust 144A FRB
Ser. 16-4, Class A1, 1 Month US LIBOR + 1.20%, 2.435%, 5/10/19	$221,000	$221,000
Station Place Securitization Trust 144A FRB Ser. 17-1, Class A,
1 Month US LIBOR + 0.90%, 2.137%, 2/25/49	732,000	732,000
Total asset-backed securities (cost $953,035)		$953,000

PURCHASED OPTIONS	Expiration
OUTSTANDING (—%)*	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
Bank of America N.A.
USD/CNH (Put)	Dec-17/CNH 6.50	$27,451,500	$27,451,500	$35,440
UBS AG
IShares MSCI Emerging
Markets ETF (Put)	Dec-17/$43.00	14,227,937	317,517	211,539

Dynamic Asset Allocation Growth Fund 75

PURCHASED OPTIONS	Expiration
OUTSTANDING (—%)*	date/strike	Notional	Contract
Counterparty cont.	price	amount	amount	Value
Bank of America N.A.
IShares MSCI Emerging
Markets ETF (Put)	Nov-17/$42.00	$9,122,330	$203,578	$55,986
Total purchased options outstanding (cost $681,283)				$302,965

	Principal
CONVERTIBLE BONDS AND NOTES (—%)*	amount	Value
Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes
8.00%, 12/31/18	$83,000	$257,559
Total convertible bonds and notes (cost $79,638)		$257,559

CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value
EPR Properties Ser. C, $1.438 cv. pfd. R	7,578	$209,934
Nine Point Energy 6.75% cv. pfd.	34	35,194
Total convertible preferred stocks (cost $172,507)		$245,128

INVESTMENT COMPANIES (—%)*	Shares	Value
Altaba, Inc.	3,100	$205,344
Total investment companies (cost $153,311)		$205,344

PREFERRED STOCKS (—%)*	Shares	Value
GMAC Capital Trust I Ser. 2, $0.00 cum. ARP	6,720	$177,408
Total preferred stocks (cost $168,119)		$177,408

	Principal amount/
SHORT-TERM INVESTMENTS (16.7%)*		shares	Value
Putnam Cash Collateral Pool, LLC 1.25% [d]	Shares	31,273,602	$31,273,602
Putnam Short Term Investment Fund 1.17% L	Shares	234,437,630	234,437,630
State Street Institutional U.S. Government Money Market Fund,
Premier Class 0.92% P	Shares	617,000	617,000
Canada (Government of) commercial paper 1.200%, 10/3/17		$10,000,000	9,998,844
Chariot Funding, LLC asset backed commercial paper
1.181%, 10/11/17		12,000,000	11,995,137
CHARTA, LLC asset backed commercial paper 1.273%, 11/16/17		12,000,000	11,979,745
Interest in $120,161,000 joint tri-party repurchase agreement dated 9/29/17 with BNP Paribas due 10/2/17 — maturity value
of $60,645,306 for an effective yield of 1.050% (collateralized by various U.S. Treasury notes with coupon rates ranging
from 0.875% to 3.625% and due dates ranging from
10/31/17 to 5/31/22, valued at $122,574,975)		60,640,000	60,640,000
Interest in $275,000,000 joint tri-party repurchase agreement dated 9/29/17 with HSBC Bank USA, National Association due
10/2/17 — maturity value of $40,003,500 for an effective yield of 1.050% (collateralized by various U.S. Treasury bills and a U.S. Treasury note with coupon rates ranging from 0.000%
to 2.000% and due dates ranging from 10/5/17 to 5/31/24, valued
at $280,501,662)		40,000,000	40,000,000
Liberty Street Funding, LLC asset backed commercial paper
1.252%, 11/6/17		6,600,000	6,591,166
Nestle Finance International commercial paper 1.173%, 11/29/17		6,000,000	5,988,288

76 Dynamic Asset Allocation Growth Fund

	Principal amount/
SHORT-TERM INVESTMENTS (16.7%)* cont.	shares	Value
Old Line Funding, LLC asset backed commercial paper
1.212%, 10/25/17	12,500,000	$12,488,724
Roche Holdings, Inc. commercial paper 1.081%, 10/18/17	7,500,000	7,495,635
Thunder Bay Funding, LLC asset backed commercial paper
1.232%, 11/13/17	4,450,000	4,442,907
U.S. Treasury Bills 1.038%, 12/7/17 # ∆	10,530,000	10,510,985
U.S. Treasury Bills 1.033%, 12/14/17 # ∆ §	8,967,999	8,950,587
U.S. Treasury Bills 1.049%, 1/11/18 # ∆ §	2,851,002	2,842,901
U.S. Treasury Bills 1.063%, 1/18/18 ∆	151,002	150,541
U.S. Treasury Bills 1.121%, 2/8/18 # ∆ §	5,547,999	5,526,529
U.S. Treasury Bills 1.081%, 2/15/18 §	432,000	430,238
Total short-term investments (cost $466,362,676)		$466,360,459

TOTAL INVESTMENTS
Total investments (cost $2,576,695,060)	$2,870,987,689

Key to holding’s currency abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan (Offshore)
EUR	Euro
HKD	Hong Kong Dollar
TRY	Turkish Lira
USD /$	United States Dollar

Key to holding’s abbreviations

ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Dynamic Asset Allocation Growth Fund 77

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2016 through September 30, 2017 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $2,790,678,914.

† This security is non-income-producing.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

∆∆ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $224,896, or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $18,332,220 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 5).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $4,504,430 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 5).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $4,359,072 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 5).

## Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 8).

d Affiliated company. See Notes 1 and 6 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 6). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

S Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $36,717,455 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.

78 Dynamic Asset Allocation Growth Fund

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	74.8%	South Korea	0.8%
Japan	3.7	Hong Kong	0.7
United Kingdom	2.9	Taiwan	0.7
France	2.1	Netherlands	0.7
Germany	1.8	Sweden	0.6
Switzerland	1.7	Brazil	0.6
China	1.6	Russia	0.6
Canada	1.2	India	0.5
Australia	1.1	Other	3.0
Spain	0.9	Total	100.0%

FORWARD CURRENCY CONTRACTS at 9/30/17 (aggregate face value $381,619,524)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	10/18/17	$1,215,309	$1,129,294	$86,015
	British Pound	Buy	12/20/17	6,499,942	6,297,024	202,918
	Canadian Dollar	Sell	10/18/17	2,405,972	2,189,252	(216,720)
	Euro	Buy	12/20/17	4,054,940	4,077,244	(22,304)
	Hong Kong Dollar	Sell	11/15/17	6,045,436	6,035,724	(9,712)
	New Zealand Dollar	Buy	10/18/17	5,280,596	5,299,433	(18,837)
	New Zealand Dollar	Sell	10/18/17	5,280,596	5,274,370	(6,226)
	Norwegian Krone	Buy	12/20/17	6,988,879	7,083,584	(94,705)
	Russian Ruble	Buy	12/20/17	5,613,866	5,470,614	143,252
Barclays Bank PLC
	Australian Dollar	Buy	10/18/17	1,173,507	1,144,731	28,776
	Euro	Sell	12/20/17	4,010,545	4,055,997	45,452
	New Zealand Dollar	Buy	10/18/17	2,770,706	2,840,107	(69,401)
	New Zealand Dollar	Sell	10/18/17	2,770,706	2,767,470	(3,236)
	Swiss Franc	Buy	12/20/17	982,298	989,273	(6,975)
Citibank, N.A.
	Australian Dollar	Buy	10/18/17	2,710,916	2,658,564	52,352
	Australian Dollar	Sell	10/18/17	2,710,916	2,742,542	31,626
	Brazilian Real	Buy	10/3/17	2,731,067	2,719,176	11,891
	Brazilian Real	Sell	10/3/17	2,731,067	2,736,615	5,548
	Brazilian Real	Buy	1/3/18	26,793	26,645	148

Dynamic Asset Allocation Growth Fund 79

FORWARD CURRENCY CONTRACTS at 9/30/17 (aggregate face value $381,619,524) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Citibank, N.A. cont.
	Canadian Dollar	Buy	10/18/17	$5,557,854	$5,479,915	$77,939
	Canadian Dollar	Sell	10/18/17	5,557,854	5,509,655	(48,199)
	Danish Krone	Buy	12/20/17	1,222,007	1,229,757	(7,750)
	Euro	Buy	12/20/17	2,063,081	2,079,661	(16,580)
	Japanese Yen	Sell	11/15/17	1,328,929	1,413,396	84,467
	New Zealand Dollar	Sell	10/18/17	451,591	454,371	2,780
	Norwegian Krone	Buy	12/20/17	5,013,130	5,125,182	(112,052)
	Russian Ruble	Buy	12/20/17	5,535,420	5,462,521	72,899
	Swedish Krona	Sell	12/20/17	2,653,213	2,720,774	67,561
Credit Suisse International
	Australian Dollar	Buy	10/18/17	5,296,663	5,200,397	96,266
	Euro	Buy	12/20/17	3,030,403	3,073,401	(42,998)
	Japanese Yen	Sell	11/15/17	2,871,692	2,899,492	27,800
	New Zealand Dollar	Buy	10/18/17	1,085,075	1,083,855	1,220
	New Zealand Dollar	Sell	10/18/17	1,085,075	1,093,199	8,124
	Swedish Krona	Sell	12/20/17	2,761,530	2,760,954	(576)
	Swiss Franc	Buy	12/20/17	6,928,825	6,977,505	(48,680)
Goldman Sachs International
	Australian Dollar	Buy	10/18/17	8,198,314	8,203,394	(5,080)
	Australian Dollar	Sell	10/18/17	8,198,314	7,948,983	(249,331)
	Canadian Dollar	Buy	10/18/17	2,775,721	2,800,763	(25,042)
	Canadian Dollar	Sell	10/18/17	2,775,721	2,732,312	(43,409)
	Euro	Buy	12/20/17	2,482,819	2,507,560	(24,741)
	Hungarian Forint	Sell	12/20/17	2,732,429	2,767,005	34,576
	Indonesian Rupiah	Sell	11/15/17	16,854	19,718	2,864
	Japanese Yen	Sell	11/15/17	4,314,683	4,408,385	93,702
	New Zealand Dollar	Buy	10/18/17	583,805	619,979	(36,174)
	South African Rand	Sell	10/18/17	2,580,393	2,660,865	80,472
	Swedish Krona	Sell	12/20/17	2,381,370	2,463,488	82,118
	Turkish Lira	Buy	12/20/17	8,654,872	8,832,057	(177,185)
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/18/17	2,719,857	2,739,782	(19,925)
	Australian Dollar	Sell	10/18/17	2,719,857	2,726,046	6,189
	Canadian Dollar	Buy	10/18/17	5,535,731	5,464,992	70,739
	Canadian Dollar	Sell	10/18/17	5,535,731	5,500,836	(34,895)
	Euro	Sell	12/20/17	7,804,454	7,890,670	86,216
	Japanese Yen	Sell	11/15/17	2,656,604	2,741,873	85,269
	Mexican Peso	Sell	10/18/17	2,633,061	2,659,081	26,020
	New Zealand Dollar	Buy	10/18/17	8,134,920	8,174,192	(39,272)
	New Zealand Dollar	Sell	10/18/17	8,134,920	8,234,429	99,509
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/18/17	3,898,069	4,006,754	(108,685)
	British Pound	Buy	12/20/17	552,866	536,377	16,489

80 Dynamic Asset Allocation Growth Fund

FORWARD CURRENCY CONTRACTS at 9/30/17 (aggregate face value $381,619,524) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
JPMorgan Chase Bank N.A. cont.
	Canadian Dollar	Buy	10/18/17	$5,568,354	$5,549,614	$18,740
	Canadian Dollar	Sell	10/18/17	5,568,354	5,594,609	26,255
	Euro	Sell	12/20/17	535,713	559,298	23,585
	Indonesian Rupiah	Sell	11/15/17	16,854	23,682	6,828
	Japanese Yen	Sell	11/15/17	2,709,560	2,758,334	48,774
	New Zealand Dollar	Buy	10/18/17	8,559,072	8,672,541	(113,469)
	New Zealand Dollar	Sell	10/18/17	8,559,072	8,626,909	67,837
	Norwegian Krone	Buy	12/20/17	1,589,316	1,614,698	(25,382)
	Singapore Dollar	Buy	11/15/17	2,523,902	2,523,618	284
	South African Rand	Buy	10/18/17	2,659,211	2,684,207	(24,996)
	South African Rand	Sell	10/18/17	2,659,211	2,731,395	72,184
	Swedish Krona	Sell	12/20/17	5,014,293	5,065,860	51,567
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/18/17	6,167,911	6,017,994	149,917
	Canadian Dollar	Buy	10/18/17	2,882,485	2,672,559	209,926
	Euro	Buy	12/20/17	1,559,182	1,585,700	(26,518)
	New Zealand Dollar	Buy	10/18/17	8,084,157	8,124,667	(40,510)
	New Zealand Dollar	Sell	10/18/17	8,084,157	8,139,572	55,415
	Swedish Krona	Sell	12/20/17	2,696,283	2,764,553	68,270
	Turkish Lira	Buy	12/20/17	5,128,323	5,259,858	(131,535)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/18/17	4,051,003	4,015,900	35,103
	British Pound	Sell	12/20/17	2,771,048	2,805,703	34,655
	Canadian Dollar	Buy	10/18/17	2,860,523	2,810,294	50,229
	Canadian Dollar	Sell	10/18/17	2,860,523	2,895,048	34,525
	Euro	Buy	12/20/17	4,055,415	4,094,738	(39,323)
	New Zealand Dollar	Buy	10/18/17	4,208,014	4,319,234	(111,220)
	Norwegian Krone	Buy	12/20/17	6,861,515	7,015,720	(154,205)
	Swedish Krona	Sell	12/20/17	2,323,462	2,378,487	55,025
UBS AG
	Australian Dollar	Buy	10/18/17	4,615,758	4,560,629	55,129
	British Pound	Sell	12/20/17	1,372,361	1,330,346	(42,015)
	Canadian Dollar	Buy	10/18/17	2,875,833	2,869,451	6,382
	Euro	Sell	12/20/17	2,767,473	2,806,215	38,742
	Japanese Yen	Sell	11/15/17	5,540,294	5,617,285	76,991
	New Zealand Dollar	Buy	10/18/17	2,746,805	2,761,464	(14,659)
	New Zealand Dollar	Sell	10/18/17	2,746,805	2,764,126	17,321
	Norwegian Krone	Buy	12/20/17	2,734,931	2,765,440	(30,509)
	Swedish Krona	Sell	12/20/17	2,730,744	2,778,136	47,392
WestPac Banking Corp.
	Australian Dollar	Buy	10/18/17	4,156,095	4,097,056	59,039
	Australian Dollar	Sell	10/18/17	4,156,095	4,150,552	(5,543)
	Canadian Dollar	Buy	10/18/17	2,802,332	2,750,570	51,762

Dynamic Asset Allocation Growth Fund 81

FORWARD CURRENCY CONTRACTS at 9/30/17 (aggregate face value $381,619,524) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
WestPac Banking Corp. cont.
	Canadian Dollar	Sell	10/18/17	$2,802,332	$2,799,172	$(3,160)
	Euro	Buy	12/20/17	116,093	117,083	(990)
	Japanese Yen	Sell	11/15/17	2,645,273	2,705,062	59,789
	New Zealand Dollar	Buy	10/18/17	5,318,433	5,329,701	(11,268)
	New Zealand Dollar	Sell	10/18/17	5,318,433	5,371,209	52,776
Unrealized appreciation						3,205,639
Unrealized depreciation						(2,263,992)
Total						$941,647

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/17
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
MSCI EAFE Index Mini (Short)	282	$27,830,665	$27,895,440	Dec-17	$(88,585)
Russell 2000 Index E-Mini (Long)	2,174	162,056,634	162,278,230	Dec-17	10,180,842
S&P 500 Index E-Mini (Long)	1,797	226,364,496	226,071,585	Dec-17	2,492,111
S&P Mid Cap 400 Index E-Mini (Long)	327	58,727,238	58,719,390	Dec-17	1,869,908
Tokyo Price Index (Long)	186	27,683,048	27,687,181	Dec-17	1,740,655
U.S. Treasury Bond 30 yr (Long)	68	10,391,250	10,391,251	Dec-17	(168,635)
U.S. Treasury Bond Ultra 30 yr (Long)	121	19,980,125	19,980,125	Dec-17	(358,725)
U.S. Treasury Bond Ultra 30 yr (Short)	6	990,750	990,750	Dec-17	17,801
U.S. Treasury Note 2 yr (Long)	280	60,396,875	60,396,875	Dec-17	(150,682)
U.S. Treasury Note 2 yr (Short)	162	34,943,906	34,943,906	Dec-17	81,240
U.S. Treasury Note 5 yr (Long)	481	56,517,500	56,517,500	Dec-17	(365,465)
U.S. Treasury Note 5 yr (Short)	411	48,292,500	48,292,500	Dec-17	333,377
U.S. Treasury Note 10 yr (Long)	224	28,070,000	28,070,001	Dec-17	(294,422)
U.S. Treasury Note 10 yr (Short)	850	106,515,625	106,515,625	Dec-17	1,074,981
U.S. Treasury Note Ultra 10 yr (Long)	6	805,969	805,969	Dec-17	(9,512)
Unrealized appreciation					17,790,915
Unrealized depreciation					(1,436,026)
Total					$16,354,889

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/17 (premiums $553,651)
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
JPMorgan Chase Bank N.A.
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	$3,109,000	$71,911
Total			$71,911

82 Dynamic Asset Allocation Growth Fund

WRITTEN OPTIONS OUTSTANDING at 9/30/17 (premiums $385,461)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
Bank of America N.A.
USD/CNH (Put)	Dec-17/CNH 6.40	$27,451,500	$27,451,500	$9,773
UBS AG
IShares MSCI Emerging
Markets ETF (Put)	Dec-17/$41.00	14,227,937	317,517	118,218
IShares MSCI Emerging
Markets ETF (Put)	Nov-17/40.00	9,122,330	203,578	35,998
Tencent Holdings, Ltd. (Call)	Nov-17/HKD 320.00	856,381	19,898	61,211
Total				$225,200

TBA SALE COMMITMENTS OUTSTANDING at 9/30/17 (proceeds receivable $16,265,430)
	Principal	Settlement
Agency	amount	date	Value
Federal National Mortgage Association, 4.00%, 10/1/47	$2,000,000	10/12/17	$2,105,469
Federal National Mortgage Association, 3.50%, 10/1/47	1,000,000	10/12/17	1,030,859
Federal National Mortgage Association, 3.00%, 10/1/47	12,000,000	10/12/17	12,037,500
Government National Mortgage Association, 4.00%, 10/1/47	1,000,000	10/23/17	1,052,969
Total			$16,226,797

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/17
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$54,106,800	$10,443 E	$(2,215)	12/20/19	1.80% —	3 month USD-	$8,228
				Semiannually	LIBOR-BBA —
					Quarterly
42,961,500	8,292 E	1,618	12/20/19	3 month USD-	1.80% —	(6,674)
				LIBOR-BBA —	Semiannually
				Quarterly
8,210,900	838 E	(4,305)	12/20/22	3 month USD-	2.05% —	(3,468)
				LIBOR-BBA —	Semiannually
				Quarterly
65,020,400	6,632 E	33,186	12/20/22	2.05% —	3 month USD-	32,163
				Semiannually	LIBOR-BBA —
					Quarterly
45,948,500	260,758 E	(223,207)	12/20/27	2.25% —	3 month USD-	37,551
				Semiannually	LIBOR-BBA —
					Quarterly
10,756,000	61,040 E	51,977	12/20/27	3 month USD-	2.25% —	(9,063)
				LIBOR-BBA —	Semiannually
				Quarterly
4,553,900	41,108 E	(47,264)	12/20/47	2.50% —	3 month USD-	(6,155)
				Semiannually	LIBOR-BBA —
					Quarterly

Dynamic Asset Allocation Growth Fund 83

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/17 cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$6,588,100	$59,471 E	$68,250	12/20/47	3 month USD-	2.50% —	$8,778
				LIBOR-BBA —	Semiannually
				Quarterly
267,000	286	(2)	10/2/27	2.2935% —	3 month USD-	(288)
				Semiannually	LIBOR-BBA —
					Quarterly
Total		$(121,962)				$61,072

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/17
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$9,315	$9,489	$—	1/12/42	4.00% (1 month	Synthetic TRS	$258
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
150,394	153,820	—	1/12/41	4.00% (1 month	Synthetic TRS	4,871
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
441	438	—	1/12/38	6.50% (1 month	Synthetic TRS	2
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
141,120	140,834	—	1/12/40	4.50% (1 month	Synthetic MBX	(68)
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
33,694	33,907	—	1/12/39	(6.00%) 1 month	Synthetic MBX	(285)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
41,528	41,905	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(840)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
10,410	10,579	—	1/12/43	3.50% (1 month	Synthetic TRS	257
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
274,964	274,535	—	1/12/40	5.00% (1 month	Synthetic MBX	50
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

84 Dynamic Asset Allocation Growth Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/17 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$931,566	$930,247	$—	1/12/41	5.00% (1 month	Synthetic MBX	$301
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
326,943	327,910	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(1,719)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Citibank, N.A.
358,023	357,516	—	1/12/41	5.00% (1 month	Synthetic MBX	116
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
113,170,520	117,051,408	—	11/27/17	3 month USD-	Russell 1000 Total	(3,730,480)
				LIBOR-BBA plus	Return Index —
				0.09% — Quarterly	Quarterly
138,066,700	138,933,937	—	12/1/17	(3 month USD-	A basket	937,513
				LIBOR-BBA	(CGPUTQL2) of
				plus 0.37%) —	common stocks* —
				Quarterly	Quarterly
Credit Suisse International
1,254,533	1,256,896	—	1/12/41	4.50% (1 month	Synthetic MBX Index	4,307
				USD-LIBOR) —	4.50% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
26,394	27,202	—	1/12/45	3.50% (1 month	Synthetic TRS	1,042
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Goldman Sachs International
15,110	14,994	—	1/12/39	6.00% (1 month	Synthetic TRS	71
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,921	2,900	—	1/12/38	6.50% (1 month	Synthetic TRS	15
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
23,063	23,493	—	1/12/42	4.00% (1 month	Synthetic TRS	638
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
23,063	23,493	—	1/12/42	4.00% (1 month	Synthetic TRS	638
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Dynamic Asset Allocation Growth Fund 85

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/17 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$98,416	$100,654	$—	1/12/40	4.00% (1 month	Synthetic TRS	$3,182
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
18,760	18,815	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(99)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
22,529	22,596	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(118)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
425,265	426,523	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(2,235)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
JPMorgan Securities LLC
150,394	153,820	—	1/12/41	(4.00%) 1 month	Synthetic TRS	(4,871)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
55,441	56,474	—	1/12/42	(4.00%) 1 month	Synthetic TRS	(1,532)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
Upfront premium received		—		Unrealized appreciation		953,261
Upfront premium (paid)		—		Unrealized depreciation		(3,742,247)
Total		$—		Total		$(2,788,986)

* The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

*A BASKET — CGPUTQL2 OF COMMON STOCK
				Percentage
Common stocks	Sector	Shares	Value	Value
Johnson & Johnson	Health care	32,272	$4,195,631	3.02%
JPMorgan Chase & Co.	Financials	38,335	3,661,343	2.64%
Pfizer, Inc.	Health care	94,649	3,378,977	2.43%
McDonald’s Corp.	Consumer discretionary	18,630	2,918,871	2.10%
Applied Materials, Inc.	Information technology	54,440	2,835,783	2.04%
Texas Instruments, Inc.	Information technology	30,971	2,776,260	2.00%
Apple, Inc.	Information technology	17,910	2,760,221	1.99%
Raytheon Co.	Industrials	14,251	2,658,950	1.91%
UnitedHealth Group, Inc.	Health care	13,421	2,628,597	1.89%
PNC Financial Services Group, Inc.	Financials	19,038	2,565,691	1.85%
(The)
eBay, Inc.	Information technology	66,033	2,539,615	1.83%

86 Dynamic Asset Allocation Growth Fund

*A BASKET — CGPUTQL2 OF COMMON STOCK cont.
				Percentage
Common stocks	Sector	Shares	Value	Value
Altria Group, Inc.	Consumer staples	39,695	$2,517,470	1.81%
Intuit, Inc.	Information technology	17,291	2,457,753	1.77%
Exxon Mobil Corp.	Energy	29,369	2,407,643	1.73%
Norfolk Southern Corp.	Industrials	18,043	2,386,048	1.72%
Northrop Grumman Corp.	Industrials	8,223	2,365,848	1.70%
Danaher Corp.	Health care	27,438	2,353,619	1.69%
Humana, Inc.	Health care	9,574	2,332,622	1.68%
Honeywell International, Inc.	Industrials	16,434	2,329,394	1.68%
Kimberly-Clark Corp.	Consumer staples	17,623	2,073,930	1.49%
Walt Disney Co. (The)	Consumer discretionary	20,416	2,012,400	1.45%
Automatic Data Processing, Inc.	Information technology	18,296	2,000,143	1.44%
TJX Cos., Inc. (The)	Consumer discretionary	26,775	1,974,097	1.42%
CBS Corp. Class B (non-voting shares)	Consumer discretionary	33,587	1,948,048	1.40%
Zoetis, Inc.	Health care	30,310	1,932,582	1.39%
Lowe’s Cos., Inc.	Consumer discretionary	24,130	1,928,973	1.39%
Sherwin-Williams Co. (The)	Materials	5,317	1,903,754	1.37%
Allstate Corp. (The)	Financials	17,890	1,644,224	1.18%
CVS Health Corp.	Consumer staples	19,860	1,614,978	1.16%
Juniper Networks, Inc.	Information technology	58,027	1,614,891	1.16%
Aflac, Inc.	Financials	19,328	1,573,135	1.13%
Alphabet, Inc. Class A	Information technology	1,610	1,567,327	1.13%
General Dynamics Corp.	Industrials	7,182	1,476,516	1.06%
Verizon Communications, Inc.	Telecommunication	29,669	1,468,322	1.06%
	services
CME Group, Inc.	Financials	10,678	1,448,846	1.04%
Berkshire Hathaway, Inc. Class B	Financials	7,900	1,448,216	1.04%
Fidelity National Information	Information technology	15,164	1,416,136	1.02%
Services, Inc.
Kinder Morgan, Inc.	Energy	73,280	1,405,505	1.01%
PG&E Corp.	Utilities	20,261	1,379,559	0.99%
F5 Networks, Inc.	Information technology	11,277	1,359,535	0.98%
Ross Stores, Inc.	Consumer discretionary	20,583	1,329,027	0.96%
Baker Hughes a GE Co.	Energy	36,279	1,328,550	0.96%
Marathon Petroleum Corp.	Energy	22,283	1,249,642	0.90%
Merck & Co., Inc.	Health care	18,704	1,197,606	0.86%
Sysco Corp.	Consumer staples	22,050	1,189,585	0.86%
Equity Residential Trust	Real estate	17,595	1,160,029	0.83%
Microsoft Corp.	Information technology	15,051	1,121,128	0.81%
Adobe Systems, Inc.	Information technology	7,482	1,116,187	0.80%
Harris Corp.	Information technology	8,376	1,102,908	0.79%
Edison International	Utilities	14,205	1,096,199	0.79%

Dynamic Asset Allocation Growth Fund 87

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/17
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6	BBB–/P	$1,367	$20,000	$3,032	5/11/63	300 bp —	$(1,655)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,591	43,000	6,519	5/11/63	300 bp —	(3,906)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	5,309	86,000	13,038	5/11/63	300 bp —	(7,685)
Index						Monthly
Credit Suisse International
CMBX NA A.6	A/P	2,572	80,000	4,712	5/11/63	200 bp —	(2,114)
Index						Monthly
CMBX NA A.6	A/P	9,562	294,000	17,317	5/11/63	200 bp —	(7,657)
Index						Monthly
CMBX NA A.6	A/P	12,800	408,000	24,031	5/11/63	200 bp —	(11,095)
Index						Monthly
CMBX NA A.6	A/P	32,886	625,000	36,813	5/11/63	200 bp —	(3,718)
Index						Monthly
CMBX NA A.6	A/P	82,601	2,202,000	129,698	5/11/63	200 bp —	(46,363)
Index						Monthly
CMBX NA A.7	A/P	1,104	30,000	1,011	1/17/47	200 bp —	103
Index						Monthly
CMBX NA A.7	A/P	3,286	79,000	2,662	1/17/47	200 bp —	650
Index						Monthly
CMBX NA BBB–.6	BBB–/P	$13,550	$107,000	$16,221	5/11/63	300 bp —	$(2,617)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	242,603	2,269,000	343,980	5/11/63	300 bp —	(100,243)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	2,144	29,000	3,210	1/17/47	300 bp —	(1,052)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	56,754	718,000	79,483	1/17/47	300 bp —	(22,370)
Index						Monthly
Goldman Sachs International
CMBX NA A.6	A/P	6,277	124,000	7,304	5/11/63	200 bp —	(985)
Index						Monthly
CMBX NA A.6	A/P	6,277	124,000	7,304	5/11/63	200 bp —	(985)
Index						Monthly
CMBX NA A.6	A/P	6,453	124,000	7,304	5/11/63	200 bp —	(809)
Index						Monthly
CMBX NA A.6	A/P	8,866	135,000	7,952	5/11/63	200 bp —	959
Index						Monthly
CMBX NA A.6	A/P	8,151	165,000	9,719	5/11/63	200 bp —	(1,512)
Index						Monthly
CMBX NA A.6	A/P	7,495	246,000	14,489	5/11/63	200 bp —	(6,912)
Index						Monthly
CMBX NA A.6	A/P	7,609	246,000	14,489	5/11/63	200 bp —	(6,799)
Index						Monthly
CMBX NA A.6	A/P	12,800	408,000	24,031	5/11/63	200 bp —	(11,095)
Index						Monthly

88 Dynamic Asset Allocation Growth Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/17 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA A.6	A/P	$34,350	$570,000	$33,573	5/11/63	200 bp —	$967
Index						Monthly
CMBX NA A.6	A/P	36,538	718,000	42,290	5/11/63	200 bp —	(5,513)
Index						Monthly
CMBX NA A.7	A/P	43,863	870,000	29,319	1/17/47	200 bp —	14,834
Index						Monthly
CMBX NA BBB–.6	BBB–/P	$2,769	35,000	5,306	5/11/63	300 bp —	(2,519)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	4,006	37,000	5,609	5/11/63	300 bp —	(1,585)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	4,769	70,000	10,612	5/11/63	300 bp —	(5,808)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	3,651	70,000	10,612	5/11/63	300 bp —	(6,926)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	8,158	74,000	11,218	5/11/63	300 bp —	(3,024)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	7,764	92,000	13,947	5/11/63	300 bp —	(6,138)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	11,477	136,000	20,618	5/11/63	300 bp —	(9,073)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	12,435	144,000	21,830	5/11/63	300 bp —	(9,324)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	11,950	247,000	37,445	5/11/63	300 bp —	(25,372)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	31,899	262,000	39,719	5/11/63	300 bp —	(7,689)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	67,247	717,000	108,697	5/11/63	300 bp —	(41,092)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	65,023	865,000	131,134	5/11/63	300 bp —	(65,678)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	42,688	542,000	59,999	1/17/47	300 bp —	(17,041)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	1,603	23,000	2,546	1/17/47	300 bp —	(931)
Index						Monthly
JPMorgan Securities LLC
CMBX NA A.6	A/P	15,040	243,000	14,313	5/11/63	200 bp —	808
Index						Monthly
CMBX NA A.6	A/P	10,929	381,000	22,441	5/11/63	200 bp —	(11,385)
Index						Monthly
CMBX NA A.6	A/P	12,641	383,000	22,559	5/11/63	200 bp —	(9,790)
Index						Monthly
CMBX NA A.6	A/P	13,363	408,000	24,031	5/11/63	200 bp —	(10,532)
Index						Monthly
CMBX NA A.6	A/P	13,700	453,000	26,682	5/11/63	200 bp —	(12,830)
Index						Monthly
CMBX NA A.6	A/P	31,011	527,000	31,040	5/11/63	200 bp —	147
Index						Monthly

Dynamic Asset Allocation Growth Fund 89

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/17 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA A.6	A/P	$16,858	$599,000	$35,281	5/11/63	200 bp —	$(18,223)
Index						Monthly
CMBX NA A.6	A/P	38,013	786,000	46,295	5/11/63	200 bp —	(8,020)
Index						Monthly
CMBX NA A.6	A/P	132,217	2,194,000	129,227	5/11/63	200 bp —	3,721
Index						Monthly
CMBX NA A.7	A/P	13,857	316,000	10,649	1/17/47	200 bp —	3,314
Index						Monthly
CMBX NA BBB–.6	BBB–/P	4,234	29,000	4,396	5/11/63	300 bp —	(148)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	4,150	37,000	5,609	5/11/63	300 bp —	(1,441)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	4,064	37,000	5,609	5/11/63	300 bp —	(1,527)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	5,357	38,000	5,761	5/11/63	300 bp —	(385)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	6,500	52,000	7,883	5/11/63	300 bp —	(1,357)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	6,053	55,000	8,338	5/11/63	300 bp —	(2,257)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	6,709	59,000	8,944	5/11/63	300 bp —	(2,206)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	7,036	62,000	9,399	5/11/63	300 bp —	(2,332)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	12,682	88,000	13,341	5/11/63	300 bp —	(615)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	10,154	92,000	13,947	5/11/63	300 bp —	(3,747)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	14,850	102,000	15,463	5/11/63	300 bp —	(562)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	406,576	3,395,000	514,682	5/11/63	300 bp —	(106,409)
Index						Monthly
Upfront premium received		1,709,241		Unrealized appreciation			25,503
Upfront premium (paid)		—		Unrealized depreciation			(641,051)
Total		$1,709,241		Total			$(615,548)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2017. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

90 Dynamic Asset Allocation Growth Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/17
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.7 Index	$(8,638)	$55,000	$10,736	1/17/47	(500 bp) —	$2,052
					Monthly
CMBX NA BB.7 Index	(8,981)	55,000	10,736	1/17/47	(500 bp) —	1,709
					Monthly
Credit Suisse International
CMBX NA BB.7 Index	(17,315)	981,000	238,285	5/11/63	(500 bp) —	220,152
					Monthly
CMBX NA BB.7 Index	(84,053)	511,000	99,747	1/17/47	(500 bp) —	15,269
					Monthly
Goldman Sachs International
CMBX NA BB.6 Index	(43,273)	423,000	$102,747	5/11/63	(500 bp) —	59,122
					Monthly
CMBX NA BB.7 Index	(6,961)	46,000	8,979	1/17/47	(500 bp) —	1,980
					Monthly
CMBX NA BB.7 Index	(86,296)	425,000	82,960	1/17/47	(500 bp) —	(3,690)
					Monthly
CMBX NA BB.7 Index	(16,548)	101,000	19,715	1/17/47	(500 bp) —	3,083
					Monthly
JPMorgan Securities LLC
CMBX NA BB.6 Index	(22,203)	167,000	40,564	5/11/63	(500 bp) —	18,222
					Monthly
CMBX NA BB.6 Index	(12,657)	88,000	21,375	5/11/63	(500 bp) —	8,645
					Monthly
CMBX NA BB.6 Index	(11,389)	81,000	19,675	5/11/63	(500 bp) —	8,219
					Monthly
CMBX NA BB.7 Index	(91,245)	533,000	104,042	1/17/47	(500 bp) —	12,352
					Monthly
CMBX NA BB.7 Index	(21,925)	135,000	26,352	1/17/47	(500 bp) —	4,315
					Monthly
CMBX NA BB.7 Index	(16,593)	106,000	20,691	1/17/47	(500 bp) —	4,010
					Monthly
CMBX NA BB.7 Index	(8,638)	55,000	10,736	1/17/47	(500 bp) —	2,050
					Monthly
CMBX NA BBB–.7 Index	(3,236)	29,000	3,210	1/17/47	(300 bp) —	(40)
					Monthly
CMBX NA BBB–.7 Index	(1,004)	9,000	996	1/17/47	(300 bp) —	(13)
					Monthly
Upfront premium received	—		Unrealized appreciation			361,180
Upfront premium (paid)	(460,955)		Unrealized depreciation			(3,743)
Total	$(460,955)		Total			$357,437

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Dynamic Asset Allocation Growth Fund 91

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/17
		Upfront
		premium			Termi-	Payments
		received	Notional		nation	received	Unrealized
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	appreciation
NA HY Series 29	B+/P	$(1,852,271)	$25,071,000	$1,963,511	12/20/22	500 bp —	$121,686
Index						Quarterly
NA IG Series 28	BBB+/P	(890,131)	54,500,000	1,154,528	6/20/22	100 bp —	281,051
Index						Quarterly
Total		$(2,742,402)					$402,737

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2017. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/17
	Upfront
	premium			Termi-	Payments
Referenced	received	Notional		nation	(paid)	Unrealized
debt *	(paid)**	amount	Value	date	by fund	depreciation
NA HY Series 29	$4,174,184	$56,028,000	$4,388,001	12/20/22	(500 bp) —	$(229,381)
Index					Quarterly
Total	$4,174,184					$(229,381)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

92 Dynamic Asset Allocation Growth Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$50,733,047	$28,266,909	$—
Capital goods	104,330,655	8,571,442	—
Communication services	44,500,006	13,178,228	986
Conglomerates	10,499,622	4,415,963	—
Consumer cyclicals	227,686,611	24,039,423	4
Consumer staples	158,013,522	21,656,674	224,892
Energy	88,447,499	2,982,451	7,209
Financials	304,584,788	74,778,621	—
Health care	214,677,642	9,627,517	—
Technology	307,305,889	39,355,891	—
Transportation	44,805,554	12,348,748	—
Utilities and power	62,214,161	5,869,339	—
Total common stocks	1,617,798,996	245,091,206	233,091

Asset-backed securities	—	953,000	—
Convertible bonds and notes	—	257,559	—
Convertible preferred stocks	—	245,128	—
Corporate bonds and notes	—	317,090,305	26
Foreign government and agency bonds and notes	—	9,100,132	—
Investment companies	205,344	—	—
Mortgage-backed securities	—	58,379,573	—
Preferred stocks	177,408	—	—
Purchased options outstanding	—	302,965	—
Senior loans	—	2,563,794	—
U.S. government and agency mortgage obligations	—	146,985,132	—
U.S. treasury obligations	—	266,213	—
Warrants	1,288	4,976,070	—
Short-term investments	235,054,630	231,305,829	—
Totals by level	$1,853,237,666	$1,017,516,906	$233,117

Dynamic Asset Allocation Growth Fund 93

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$941,647	$—
Futures contracts	16,354,889	—	—
Written options outstanding	—	(225,200)	—
Written swap options outstanding	—	(71,911)	—
TBA sale commitments	—	(16,226,797)	—
Interest rate swap contracts	—	183,034	—
Total return swap contracts	—	(2,788,986)	—
Credit default contracts	—	(2,764,823)	—
Totals by level	$16,354,889	$(20,953,036)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1), did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

94 Dynamic Asset Allocation Growth Fund

Statement of assets and liabilities 9/30/17

ASSETS
Investment in securities, at value, including $30,658,786 of securities on loan (Notes 1 and 5):
Unaffiliated issuers (identified cost $2,310,983,828)	$2,605,276,457
Affiliated issuers (identified cost $265,711,232) (Notes 1 and 6)	265,711,232
Foreign currency (cost $1,476,329) (Note 1)	1,467,104
Dividends, interest and other receivables	8,006,755
Receivable for shares of the fund sold	7,561,999
Receivable for investments sold	11,483,438
Receivable for sales of delayed delivery securities (Note 1)	13,772,750
Receivable for variation margin on futures contracts (Note 1)	950,461
Receivable for variation margin on centrally cleared swap contracts (Note 1)	994,321
Unrealized appreciation on forward currency contracts (Note 1)	3,205,639
Unrealized appreciation on OTC swap contracts (Note 1)	1,339,944
Premium paid on OTC swap contracts (Note 1)	460,955
Prepaid assets	44,434
Total assets	2,920,275,489

LIABILITIES
Payable to custodian	107,634
Payable for investments purchased	6,094,189
Payable for purchases of delayed delivery securities (Note 1)	36,924,305
Payable for shares of the fund repurchased	23,826,754
Payable for compensation of Manager (Note 2)	1,355,311
Payable for custodian fees (Note 2)	112,292
Payable for investor servicing fees (Note 2)	603,291
Payable for Trustee compensation and expenses (Note 2)	524,731
Payable for administrative services (Note 2)	11,404
Payable for distribution fees (Note 2)	1,335,484
Payable for variation margin on futures contracts (Note 1)	154,283
Payable for variation margin on centrally cleared swap contracts (Note 1)	1,067,402
Unrealized depreciation on OTC swap contracts (Note 1)	4,387,041
Premium received on OTC swap contracts (Note 1)	1,709,241
Unrealized depreciation on forward currency contracts (Note 1)	2,263,992
Written options outstanding, at value (premiums $939,112) (Note 1)	297,111
TBA sale commitments, at value (proceeds receivable $16,265,430) (Note 1)	16,226,797
Collateral on securities loaned, at value (Note 1)	31,273,602
Collateral on certain derivative contracts, at value (Notes 1 and 5)	883,213
Other accrued expenses	438,498
Total liabilities	129,596,575

Net assets	$2,790,678,914

(Continued on next page)

Dynamic Asset Allocation Growth Fund 95

Statement of assets and liabilities cont.

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$2,261,571,468
Undistributed net investment income (Note 1)	45,280,330
Accumulated net realized gain on investments and foreign currency transactions (Note 1)	174,378,111
Net unrealized appreciation of investments and assets and liabilities in foreign currencies	309,449,005
Total — Representing net assets applicable to capital shares outstanding	$2,790,678,914

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($1,586,679,456 divided by 88,993,314 shares)	$17.83
Offering price per class A share (100/94.25 of $17.83)*	$18.92
Net asset value and offering price per class B share ($71,515,433 divided by 4,116,008 shares)**	$17.37
Net asset value and offering price per class C share ($288,335,444 divided by 17,184,652 shares)**	$16.78
Net asset value and redemption price per class M share
($33,775,208 divided by 1,942,853 shares)	$17.38
Offering price per class M share (100/96.50 of $17.38)*	$18.01
Net asset value, offering price and redemption price per class P share
($247,816,897 divided by 13,713,157 shares)	$18.07
Net asset value, offering price and redemption price per class R share
($31,962,712 divided by 1,831,745 shares)	$17.45
Net asset value, offering price and redemption price per class R5 share
($2,228,250 divided by 123,540 shares)	$18.04
Net asset value, offering price and redemption price per class R6 share
($232,495,202 divided by 12,866,738 shares)	$18.07
Net asset value, offering price and redemption price per class Y share
($295,870,312 divided by 16,407,890 shares)	$18.03

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

96 Dynamic Asset Allocation Growth Fund

Statement of operations Year ended 9/30/17

INVESTMENT INCOME
Dividends (net of foreign tax of $1,417,925)	$40,611,523
Interest (net of foreign tax of $1,653 ) (including interest income of $2,032,391 from investments
in affiliated issuers) (Note 6)	23,716,354
Securities lending (net of expenses) (Notes 1 and 6)	144,718
Total investment income	64,472,595

EXPENSES
Compensation of Manager (Note 2)	15,384,214
Investor servicing fees (Note 2)	3,869,403
Custodian fees (Note 2)	365,318
Trustee compensation and expenses (Note 2)	153,059
Distribution fees (Note 2)	7,589,447
Administrative services (Note 2)	78,182
Other	983,777
Total expenses	28,423,400
Expense reduction (Note 2)	(91,478)
Net expenses	28,331,922

Net investment income	36,140,673

Net realized gain on securities from unaffiliated issuers (net of foreign tax of $310,279) (Notes 1 and 3)	113,020,803
Net realized gain on forward currency contracts (Note 1)	4,218,251
Net realized loss on foreign currency transactions (Note 1)	(237,218)
Net realized gain on swap contracts (Note 1)	11,055,178
Net realized gain on futures contracts (Note 1)	83,004,054
Net realized loss on written options (Note 1)	(651,023)
Net unrealized appreciation of securities in unaffiliated issuers, when-issued securities,
and TBA sale commitments during the year	156,646,977
Net unrealized depreciation of forward currency contracts during the year	(908,363)
Net unrealized appreciation of assets and liabilities in foreign currencies during the year	41,856
Net unrealized depreciation of swap contracts during the year	(4,989,255)
Net unrealized appreciation of futures contracts during the year	6,265,718
Net unrealized appreciation of written options during the year	325,194
Net gain on investments	367,792,172

Net increase in net assets resulting from operations	$403,932,845

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Growth Fund 97

Statement of changes in net assets

INCREASE IN NET ASSETS	Year ended 9/30/17	Year ended 9/30/16
Operations
Net investment income	$36,140,673	$28,361,150
Net realized gain on investments
and foreign currency transactions	210,410,045	22,303,093
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies	157,382,127	155,412,474
Net increase in net assets resulting from operations	403,932,845	206,076,717
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(5,525,214)	(28,724,104)
Class B	—	(982,054)
Class C	—	(3,439,157)
Class M	—	(449,376)
Class P	(1,053,302)	—
Class R	(53,962)	(254,453)
Class R5	(24,126)	(146,092)
Class R6	(1,102,358)	(1,768,422)
Class Y	(1,079,785)	(6,785,743)
Net realized short-term gain on investments
Class A	—	(5,583)
Class B	—	(337)
Class C	—	(935)
Class M	—	(118)
Class P	—	—
Class R	—	(64)
Class R5	—	(25)
Class R6	—	(290)
Class Y	—	(1,152)
From net realized long-term gain on investments
Class A	(17,606,540)	(60,034,735)
Class B	(915,711)	(3,624,184)
Class C	(3,233,705)	(10,055,456)
Class M	(368,605)	(1,263,245)
Class P	(2,562,288)	—
Class R	(289,855)	(685,722)
Class R5	(46,760)	(271,420)
Class R6	(1,741,541)	(3,116,758)
Class Y	(2,416,662)	(12,395,110)
Increase from capital share transactions (Note 4)	32,903,033	278,563,346
Total increase in net assets	398,815,464	350,635,528

NET ASSETS
Beginning of year	2,391,863,450	2,041,227,922
End of year (including undistributed net investment
income of $45,280,330 and $3,677,914, respectively)	$2,790,678,914	$2,391,863,450

The accompanying notes are an integral part of these financial statements.

98 Dynamic Asset Allocation Growth Fund

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Dynamic Asset Allocation Growth Fund 99

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from		From		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	From net	net realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	investment income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)
Class A
September 30, 2017	$15.50	.23	2.35	2.58	(.06)	(.19)	(.25)	$17.83	16.84	$1,586,679	1.08	1.41	124[e]
September 30, 2016	15.05	.20	1.21	1.41	(.31)	(.65)	(.96)	15.50	9.73	1,482,617	1.08[d]	1.32[d]	216[e]
September 30, 2015	17.58	.17	(.29)	(.12)	(.34)	(2.07)	(2.41)	15.05	(1.26)	1,385,646	1.05	1.05	196[e]
September 30, 2014	15.60	.21	2.00	2.21	(.23)	—	(.23)	17.58	14.29	1,362,485	1.06	1.21	188[e]
September 30, 2013	13.47	.20	2.09	2.29	(.16)	—	(.16)	15.60	17.17	1,215,701	1.09	1.38	111[f]
Class B
September 30, 2017	$15.17	.10	2.29	2.39	—	(.19)	(.19)	$17.37	15.90	$71,515	1.83	.63	124[e]
September 30, 2016	14.72	.08	1.20	1.28	(.18)	(.65)	(.83)	15.17	8.95	77,832	1.83[d]	.56[d]	216[e]
September 30, 2015	17.22	.05	(.29)	(.24)	(.19)	(2.07)	(2.26)	14.72	(2.02)	84,801	1.80	.28	196[e]
September 30, 2014	15.28	.08	1.97	2.05	(.11)	—	(.11)	17.22	13.45	107,877	1.81	.45	188[e]
September 30, 2013	13.19	.09	2.05	2.14	(.05)	—	(.05)	15.28	16.28	118,464	1.84	.63	111[f]
Class C
September 30, 2017	$14.65	.10	2.22	2.32	—	(.19)	(.19)	$16.78	15.99	$288,335	1.83	.66	124[e]
September 30, 2016	14.30	.08	1.14	1.22	(.22)	(.65)	(.87)	14.65	8.85	253,401	1.83[d]	.58[d]	216[e]
September 30, 2015	16.82	.05	(.27)	(.22)	(.23)	(2.07)	(2.30)	14.30	(1.99)	209,239	1.80	.30	196[e]
September 30, 2014	14.94	.07	1.94	2.01	(.13)	—	(.13)	16.82	13.49	168,304	1.81	.46	188[e]
September 30, 2013	12.91	.09	2.00	2.09	(.06)	—	(.06)	14.94	16.28	144,081	1.84	.62	111[f]
Class M
September 30, 2017	$15.14	.15	2.28	2.43	—	(.19)	(.19)	$17.38	16.20	$33,775	1.58	.91	124[e]
September 30, 2016	14.72	.12	1.18	1.30	(.23)	(.65)	(.88)	15.14	9.15	29,745	1.58[d]	.82[d]	216[e]
September 30, 2015	17.23	.09	(.28)	(.19)	(.25)	(2.07)	(2.32)	14.72	(1.71)	28,800	1.55	.54	196[e]
September 30, 2014	15.30	.12	1.97	2.09	(.16)	—	(.16)	17.23	13.71	30,005	1.56	.71	188[e]
September 30, 2013	13.21	.12	2.06	2.18	(.09)	—	(.09)	15.30	16.59	27,200	1.59	.88	111[f]
Class P
September 30, 2017	$15.66	.31	2.37	2.68	(.08)	(.19)	(.27)	$18.07	17.32	$247,817.67		1.85	124[e]
September 30, 2016†	15.60	.02	.04	.06	—	—	—	15.66	.38*	198,605	.06*	.14*	216[d]
Class R
September 30, 2017	$15.19	.19	2.30	2.49	(.04)	(.19)	(.23)	$17.45	16.54	$31,963	1.33	1.18	124[e]
September 30, 2016	14.74	.16	1.18	1.34	(.24)	(.65)	(.89)	15.19	9.42	23,273	1.33[d]	1.09[d]	216[e]
September 30, 2015	17.28	.13	(.28)	(.15)	(.32)	(2.07)	(2.39)	14.74	(1.50)	12,375	1.30	.80	196[e]
September 30, 2014	15.33	.16	1.98	2.14	(.19)	—	(.19)	17.28	14.06	19,617	1.31	.96	188[e]
September 30, 2013	13.24	.16	2.06	2.22	(.13)	—	(.13)	15.33	16.89	16,026	1.34	1.13	111[f]
Class R5
September 30, 2017	$15.67	.24	2.42	2.66	(.10)	(.19)	(.29)	$18.04	17.19	$2,228.81		1.46	124[e]
September 30, 2016	15.21	.23	1.23	1.46	(.35)	(.65)	(1.00)	15.67	9.98	4,112	.81[d]	1.53[d]	216[e]
September 30, 2015	17.74	.22	(.29)	(.07)	(.39)	(2.07)	(2.46)	15.21	(1.00)	7,051.80		1.31	196[e]
September 30, 2014	15.76	.26	2.02	2.28	(.30)	—	(.30)	17.74	14.59	6,434.81		1.51	188[e]
September 30, 2013	13.58	.23	2.12	2.35	(.17)	—	(.17)	15.76	17.50	64.82		1.52	111[f]

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

100 Dynamic Asset Allocation Growth Fund	Dynamic Asset Allocation Growth Fund 101

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from		From		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	From net	net realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	investment income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)
Class R6
September 30, 2017	$15.71	.31	2.36	2.67	(.12)	(.19)	(.31)	$18.07	17.25	$232,495.71		1.85	124[e]
September 30, 2016	15.24	.26	1.23	1.49	(.37)	(.65)	(1.02)	15.71	10.16	135,367	.71[d]	1.72[d]	216[e]
September 30, 2015	17.78	.23	(.30)	(.07)	(.40)	(2.07)	(2.47)	15.24	(.94)	59,064.70		1.42	196[e]
September 30, 2014	15.77	.27	2.03	2.30	(.29)	—	(.29)	17.78	14.74	31,438.71		1.56	188[e]
September 30, 2013	13.58	.25	2.12	2.37	(.18)	—	(.18)	15.77	17.62	24,534.72		1.62	111[f]
Class Y
September 30, 2017	$15.66	.28	2.36	2.64	(.08)	(.19)	(.27)	$18.03	17.11	$295,870.83		1.70	124[e]
September 30, 2016	15.21	.24	1.22	1.46	(.36)	(.65)	(1.01)	15.66	9.95	186,911	.83[d]	1.59[d]	216[e]
September 30, 2015	17.74	.22	(.29)	(.07)	(.39)	(2.07)	(2.46)	15.21	(.96)	254,253.80		1.31	196[e]
September 30, 2014	15.73	.25	2.02	2.27	(.26)	—	(.26)	17.74	14.59	146,825.81		1.46	188[e]
September 30, 2013	13.58	.24	2.10	2.34	(.19)	—	(.19)	15.73	17.47	125,570.84		1.65	111[f]

* Not annualized.

† For the period August 31, 2016 (commencement of operations) to September 30, 2016.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees, if any.

d Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

e Portfolio turnover includes TBA purchase and sale commitments.

f Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %
September 30, 2013	208%

The accompanying notes are an integral part of these financial statements.

102 Dynamic Asset Allocation Growth Fund	Dynamic Asset Allocation Growth Fund 103

Notes to financial statements 9/30/17

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from October 1, 2016 through September 30, 2017.

Putnam Dynamic Asset Allocation Growth Fund (the fund) is a diversified series of Putnam Asset Allocation Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek capital appreciation. The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, Putnam Management adjusts portfolio allocations from time to time within a certain range to try to optimize the fund’s performance consistent with its goal. The fund invests mainly in equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests, to a lesser extent, in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. Putnam Management may also select other investments that do not fall within these asset classes. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers class A, class B, class C, class M, class P, class R, class R5, class R6 and class Y shares. The fund registered class T shares in February 2017, however, as of the date of this report, class T shares had not commenced operations and are not available for purchase. Effective April 1, 2017, purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively. Class A shares generally are not subject to a contingent deferred sales charge, and class M, class P, class R, class R5, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class P, class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class P, class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class P shares are only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

104 Dynamic Asset Allocation Growth Fund

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Dynamic Asset Allocation Growth Fund 105

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $102,658,470 is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a when-issued or forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

106 Dynamic Asset Allocation Growth Fund

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk, and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s

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books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the

108 Dynamic Asset Allocation Growth Fund

payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time.

Dynamic Asset Allocation Growth Fund 109

The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $238,096 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $4,410,189 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $4,504,430 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, net of expenses, is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $31,273,602 and the value of securities loaned amounted to $30,658,786.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit plus a $25,000 flat fee and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits

110 Dynamic Asset Allocation Growth Fund

in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions, from foreign currency gains and losses, from unrealized gains and losses on certain futures contracts, from realized gains and losses on certain futures contracts, from unrealized gains and losses on passive foreign investment companies, from income on swap contracts, and from interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $14,300,490 to increase undistributed net investment income, $941 to decrease paid-in capital and $14,299,549 to decrease accumulated net realized gain.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$344,839,332
Unrealized depreciation	(57,377,531)
Net unrealized appreciation	287,461,801
Undistributed ordinary income	43,945,262
Undistributed long-term gain	118,002,434
Undistributed short-term gain	79,770,276
Cost for federal income tax purposes	$2,578,898,640

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.750%	of the first $5 billion,	0.550%	of the next $50 billion,
0.700%	of the next $5 billion,	0.530%	of the next $50 billion,
0.650%	of the next $10 billion,	0.520%	of the next $100 billion and
0.600%	of the next $10 billion,	0.515%	of any excess thereafter.

Dynamic Asset Allocation Growth Fund 111

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.595% of the fund’s average net assets.

Putnam Management has contractually agreed, through January 30, 2019, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R, and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (“retail account”) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$2,636,540	Class R	45,560
Class B	128,935	Class R5	4,456
Class C	464,602	Class R6	89,628
Class M	54,583	Class Y	421,403
Class P	23,696	Total	$3,869,403

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $4,348 under the expense offset arrangements and by $87,130 under the brokerage/service arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $1,994, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

112 Dynamic Asset Allocation Growth Fund

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (“Maximum %”) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (“Approved %”) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$3,799,808
Class B	1.00%	1.00%	741,900
Class C	1.00%	1.00%	2,680,017
Class M	1.00%	0.75%	236,114
Class R	1.00%	0.50%	131,608
Total			$7,589,447

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $335,944 and $6,650 from the sale of class A and class M shares, respectively, and received $32,933 and $11,017 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $797 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$2,834,319,163	$2,602,957,905
U.S. government securities (Long-term)	—	—
Total	$2,834,319,163	$2,602,957,905

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

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Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	YEAR ENDED 9/30/17		YEAR ENDED 9/30/16
Class A	Shares	Amount	Shares	Amount
Shares sold	8,796,821	$144,483,286	11,568,544	$172,831,571
Shares issued in connection with
reinvestment of distributions	1,422,198	22,328,448	5,812,444	85,617,368
	10,219,019	166,811,734	17,380,988	258,448,939
Shares repurchased	(16,878,262)	(276,718,126)	(13,777,707)	(205,920,736)
Net increase (decrease)	(6,659,243)	$(109,906,392)	3,603,281	$52,528,203

	YEAR ENDED 9/30/17		YEAR ENDED 9/30/16
Class B	Shares	Amount	Shares	Amount
Shares sold	316,353	$4,953,362	684,286	$10,038,892
Shares issued in connection with
reinvestment of distributions	58,383	898,508	311,135	4,511,397
	374,736	5,851,870	995,421	14,550,289
Shares repurchased	(1,390,950)	(22,213,812)	(1,622,856)	(23,674,382)
Net decrease	(1,016,214)	$(16,361,942)	(627,435)	$(9,124,093)

	YEAR ENDED 9/30/17		YEAR ENDED 9/30/16
Class C	Shares	Amount	Shares	Amount
Shares sold	3,497,029	$54,382,776	4,498,933	$63,694,597
Shares issued in connection with
reinvestment of distributions	206,130	3,065,160	888,729	12,451,102
	3,703,159	57,447,936	5,387,662	76,145,699
Shares repurchased	(3,813,513)	(59,179,982)	(2,729,153)	(38,508,200)
Net increase (decrease)	(110,354)	$(1,732,046)	2,658,509	$37,637,499

	YEAR ENDED 9/30/17		YEAR ENDED 9/30/16
Class M	Shares	Amount	Shares	Amount
Shares sold	207,177	$3,313,685	162,492	$2,361,668
Shares issued in connection with
reinvestment of distributions	23,929	367,793	118,410	1,709,844
	231,106	3,681,478	280,902	4,071,512
Shares repurchased	(253,382)	(4,052,721)	(272,936)	(3,994,080)
Net increase (decrease)	(22,276)	$(371,243)	7,966	$77,432

			FOR THE PERIOD 8/31/16
			(COMMENCEMENT OF OPERATIONS)
	YEAR ENDED 9/30/17		TO 9/30/16
Class P	Shares	Amount	Shares	Amount
Shares sold	7,629,617	$124,459,992	14,054,520	$219,268,741
Shares issued in connection with
reinvestment of distributions	227,825	3,615,590	—	—
	7,857,442	128,075,582	14,054,520	219,268,741
Shares repurchased	(6,825,910)	(113,648,231)	(1,372,895)	(21,463,965)
Net increase	1,031,532	$14,427,351	12,681,625	$197,804,776

114 Dynamic Asset Allocation Growth Fund

	YEAR ENDED 9/30/17		YEAR ENDED 9/30/16
Class R	Shares	Amount	Shares	Amount
Shares sold	735,469	$11,887,702	1,017,970	$14,790,476
Shares issued in connection with
reinvestment of distributions	18,323	282,177	55,701	805,441
	753,792	12,169,879	1,073,671	15,595,917
Shares repurchased	(454,230)	(7,206,642)	(381,268)	(5,488,665)
Net increase	299,562	$4,963,237	692,403	$10,107,252

	YEAR ENDED 9/30/17		YEAR ENDED 9/30/16
Class R5	Shares	Amount	Shares	Amount
Shares sold	124,065	$2,126,790	289,004	$4,049,781
Shares issued in connection with
reinvestment of distributions	4,472	70,886	28,098	417,537
	128,537	2,197,676	317,102	4,467,318
Shares repurchased	(267,346)	(4,487,683)	(518,297)	(7,472,470)
Net decrease	(138,809)	$(2,290,007)	(201,195)	$(3,005,152)

	YEAR ENDED 9/30/17		YEAR ENDED 9/30/16
Class R6	Shares	Amount	Shares	Amount
Shares sold	6,565,511	$109,717,431	5,849,160	$87,603,297
Shares issued in connection with
reinvestment of distributions	179,200	2,843,899	328,325	4,885,470
	6,744,711	112,561,330	6,177,485	92,488,767
Shares repurchased	(2,496,789)	(41,688,524)	(1,433,349)	(21,736,075)
Net increase	4,247,922	$70,872,806	4,744,136	$70,752,692

	YEAR ENDED 9/30/17		YEAR ENDED 9/30/16
Class Y	Shares	Amount	Shares	Amount
Shares sold	7,404,273	$122,183,309	14,470,724	$218,274,401
Shares issued in connection with
reinvestment of distributions	212,733	3,371,816	1,260,303	18,715,499
	7,617,006	125,555,125	15,731,027	236,989,900
Shares repurchased	(3,145,459)	(52,253,856)	(20,516,081)	(315,205,163)
Net increase (decrease)	4,471,547	$73,301,269	(4,785,054)	$(78,215,263)

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value
Class R5	1,012	0.8%	$18,256

Dynamic Asset Allocation Growth Fund 115

Note 5: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

												Merrill
												Lynch,		State
			Barclays						HSBC			Pierce,	Royal	Street
			Capital,			Citigroup			Bank	JPMorgan		Fenner	Bank of	Bank
	Bank of	Barclays	Inc.			Global	Credit	Goldman	USA,	Chase	JPMorgan	&	Scotland	and		WestPac
	America	Bank	(clearing	BNP	Citibank,	Markets,	Suisse	Sachs	National	Bank	Securities	Smith,	PLC	Trust		Banking
	N.A.	PLC	broker)	Paribas	N.A.	Inc.	International	International	Association	N.A.	LLC	Inc.	(The)	Co.	UBS AG	Corp.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$994,321	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$994,321
OTC Total return swap contracts*#	—	5,739	—	—	937,629	—	5,349	4,544	—	—	—	—	—	—	—	—	953,261
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	21,380	336,789	213,573	—	—	246,650	—	—	—	—	—	818,392
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	950,461	—	—	—	—	950,461
Forward currency contracts#	432,185	74,228	—	—	407,211	—	133,410	293,732	373,942	332,543	—	—	483,528	209,537	241,957	223,366	3,205,639
Purchased swap options**#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Purchased options**#	35,440	—	—	—	—	—	—	—	—	—	—	—	—	—	267,525	—	302,965
Repurchase agreements**	—	—	—	60,640,000	—	—	—	—	40,000,000	—	—	—	—	—	—	—	100,640,000
Total Assets	$467,625	$79,967	$994,321	$60,640,000	$1,344,840	$21,380	$475,548	$511,849	$40,373,942	$332,543	$246,650	$950,461	$483,528	$209,537	$509,482	$223,366	$107,865,039
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	1,067,402	—	—	—	—	—	—	—	—	—	—	—	—	—	1,067,402
OTC Total return swap contracts*#	—	2,912	—	—	3,730,480	—	—	2,452	—	—	6,403	—	—	—	—	—	3,742,247
OTC Credit default contracts —
protection sold*#	22,513	—	—	—	—	—	656,338	674,168	—	—	971,770	—	—	—	—	—	2,324,789
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	154,283	—	—	—	—	154,283
Forward currency contracts#	368,504	79,612	—	—	184,581	—	92,254	560,962	94,092	272,532	—	—	198,563	304,748	87,183	20,961	2,263,992
Written swap options#	—	—	—	—	—	—	—	—	—	71,911	—	—	—	—	—	—	71,911
Written options#	9,773	—	—	—	—	—	—	—	—	—	—	—	—	—	215,427	—	225,200
Total Liabilities	$400,790	$82,524	$1,067,402	$—	$3,915,061	$—	$748,592	$1,237,582	$94,092	$344,443	$978,173	$154,283	$198,563	$304,748	$302,610	$20,961	$9,849,824
Total Financial and Derivative
Net Assets	$66,835	$(2,557)	$(73,081)	$60,640,000	$(2,570,221)	$21,380	$(273,044)	$(725,733)	$40,279,850	$(11,900)	$(731,523)	$796,178	$284,965	$(95,211)	$206,872	$202,405	$98,015,215
Total collateral received (pledged)†##	$66,835	$48,000	$—	$60,640,000	$(2,561,844)	$—	$(273,044)	$(725,733)	$40,266,213	$—	$(731,523)	$—	$284,965	$—	$206,872	$—
Net amount	$—	$(50,557)	$(73,081)	$—	$(8,377)	$21,380	$—	$—	$13,637	$(11,900)	$—	$796,178	$—	$(95,211)	$—	$202,405
Controlled collateral received
(including TBA commitments)**	$90,000	$48,000	$—	$—	$—	$—	$—	$—	$266,213	$—	$—	$—	$479,000	$—	$—	$—	$883,213
Uncontrolled collateral received	$—	$—	$—	$61,858,228	$—	$—	$—	$—	$40,800,242	$—	$—	$—	$—	$—	$238,096	$—	$102,896,566
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$—	$(2,561,844)	$—	$(301,046)	$(832,656)	$—	$—	$(808,884)	$—	$—	$—	$—	$—	$(4,504,430)

116 Dynamic Asset Allocation Growth Fund	Dynamic Asset Allocation Growth Fund 117

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for the initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $18,332,220 and $4,359,072, respectively.

Note 6: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 9/30/16	cost	proceeds	income	of 9/30/17
Short-term investments
Putnam Cash Collateral
Pool, LLC*	$35,643,138	$193,847,573	$198,217,109	$281,020	$31,273,602
Putnam Short Term
Investment Fund**	265,801,591	361,000,000	392,363,961	2,032,391	234,437,630
Total Short-term
investments	$301,444,729	$554,847,573	$590,581,070	$2,313,411	$265,711,232

* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.

** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.

There were no realized or unrealized gains or losses during the period.

Note 7: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 8: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

118 Dynamic Asset Allocation Growth Fund

Note 9: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Purchased equity option contracts (contract amount)	$210,000
Purchased currency options (contract amount)	$29,500,000
Written equity option contracts (contract amount)	$220,000
Written currency options (contract amount)	$29,500,000
Written swap option contracts (contract amount)	$3,100,000
Futures contracts (number of contracts)	8,000
Forward currency contracts (contract amount)	$555,500,000
Centrally cleared interest rate swap contracts (notional)	$224,400,000
OTC total return swap contracts (notional)	$244,000,000
OTC credit default contracts (notional)	$22,700,000
Centrally cleared credit default contracts (notional)	$109,300,000
Warrants (number of warrants)	930,000

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Credit contracts	appreciation	$3,963,531*	Unrealized depreciation	$6,728,354*
Foreign exchange	Investments,
contracts	Receivables	3,241,079	Payables	2,273,765
Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Equity contracts	appreciation	22,465,912*	Unrealized depreciation	4,034,492*
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	1,836,294*	Unrealized depreciation	1,561,232*
Total		$31,506,816		$14,597,843

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Dynamic Asset Allocation Growth Fund 119

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not
accounted for as
hedging				Forward
instruments under				currency
ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$3,849,631	$3,849,631
Foreign exchange
contracts	—	1,230,008	—	4,218,251	—	$5,448,259
Equity contracts	601,906	(332,712)	82,849,764	—	5,230,583	$88,349,541
Interest
rate contracts	—	(156,769)	154,290	—	1,974,964	$1,972,485
Total	$601,906	$740,527	$83,004,054	$4,218,251	$11,055,178	$99,619,916

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not
accounted for as
hedging				Forward
instruments under				currency
ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(627,123)	$(627,123)
Foreign exchange
contracts	—	(123,580)	—	(908,363)	—	$(1,031,943)
Equity contracts	108,615	(94,477)	5,515,749	—	(4,700,000)	$829,887
Interest
rate contracts	—	164,933	749,969	—	337,868	$1,252,770
Total	$108,615	$(53,124)	$6,265,718	$(908,363)	$(4,989,255)	$423,591

120 Dynamic Asset Allocation Growth Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Asset Allocation Funds and Shareholders
of Putnam Dynamic Asset Allocation Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Dynamic Asset Allocation Balanced Fund (the “Fund”) as of September 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of September 30, 2017 by correspondence with the custodian, brokers, and transfer agent of the underlying funds, and when replies were not received from brokers, we performed other auditing procedures, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 9, 2017

24 Dynamic Asset Allocation Balanced Fund

The fund’s portfolio 9/30/17

COMMON STOCKS (55.3%)*	Shares	Value
Basic materials (1.9%)
Anglo American PLC (United Kingdom)	49,720	$892,439
Asahi Kasei Corp. (Japan)	117,000	1,441,578
BASF SE (Germany)	42,974	4,573,220
Cabot Corp.	13,100	730,980
Celanese Corp. Ser. A	6,100	636,047
CIMIC Group, Ltd. (Australia)	71,139	2,475,309
Covestro AG (Germany)	11,174	960,777
Evonik Industries AG (Germany)	88,457	3,159,422
Fortescue Metals Group, Ltd. (Australia)	194,672	788,200
Hitachi Chemical Co., Ltd. (Japan)	38,800	1,064,342
Hitachi Metals, Ltd. (Japan)	19,900	277,082
HOCHTIEF AG (Germany)	16,115	2,718,863
Kajima Corp. (Japan)	67,000	666,115
Kuraray Co., Ltd. (Japan)	51,300	960,102
Mitsubishi Chemical Holdings Corp. (Japan)	155,400	1,482,298
Mitsubishi Gas Chemical Co., Inc. (Japan)	27,800	652,137
Mitsubishi Materials Corp. (Japan)	7,800	269,745
Mondi PLC (South Africa)	12,515	336,240
Newmont Mining Corp.	77,700	2,914,527
Packaging Corp. of America	34,900	4,002,332
Reliance Steel & Aluminum Co.	18,000	1,371,060
Rio Tinto PLC (United Kingdom)	23,104	1,075,218
Sherwin-Williams Co. (The)	20,606	7,377,772
Shin-Etsu Chemical Co., Ltd. (Japan)	7,600	680,158
Sonoco Products Co.	1,047	52,821
Steel Dynamics, Inc.	123,300	4,250,151
Taisei Corp. (Japan)	25,200	1,322,291
Timken Co. (The)	31,800	1,543,890
UPM-Kymmene OYJ (Finland)	64,138	1,738,202
voestalpine AG (Austria)	12,890	657,301
		51,070,619
Capital goods (3.6%)
ACS Actividades de Construccion y Servicios SA (Spain)	63,805	2,364,517
Allison Transmission Holdings, Inc. S	144,400	5,419,332
Avery Dennison Corp.	30,663	3,015,399
BAE Systems PLC (United Kingdom)	40,014	338,602
Berry Plastics Group, Inc. †	1,170	66,281
BWX Technologies, Inc.	31,286	1,752,642
CAE, Inc. (Canada)	6,735	117,832
Canon, Inc. (Japan)	600	20,508
Carlisle Cos., Inc.	17,700	1,775,133
Crane Co.	7,600	607,924
Crown Holdings, Inc. †	114,400	6,831,968
Cummins, Inc.	48,300	8,115,849
Dassault Aviation SA (France)	216	349,352
General Dynamics Corp.	1,524	313,304
HD Supply Holdings, Inc. †	56,000	2,019,920
HEICO Corp.	329	29,547

Dynamic Asset Allocation Balanced Fund 25

COMMON STOCKS (55.3%)* cont.	Shares	Value
Capital goods cont.
Hitachi, Ltd. (Japan)	290,000	$2,045,640
Honeywell International, Inc.	3,356	475,679
Huntington Ingalls Industries, Inc.	14,223	3,220,656
Jacobs Engineering Group, Inc.	40,200	2,342,454
JTEKT Corp (Japan)	39,500	547,720
L3 Technologies, Inc.	58,123	10,952,117
Northrop Grumman Corp.	36,124	10,393,597
Oshkosh Corp.	30,900	2,550,486
Parker Hannifin Corp.	32,600	5,705,652
Quanta Services, Inc. †	87,000	3,251,190
Raytheon Co.	55,835	10,417,694
Republic Services, Inc.	1,767	116,728
Safran SA (France)	4,046	413,353
Sandvik AB (Sweden)	97,283	1,678,137
Spirit AeroSystems Holdings, Inc. Class A	41,000	3,186,520
Thales SA (France)	3,037	343,796
Waste Management, Inc.	56,341	4,409,810
WESCO International, Inc. †	12,300	716,475
		95,905,814
Communication services (1.6%)
ACC Claims Holdings, LLC Class A (Units) F	221,940	1,332
AT&T, Inc.	4,508	176,578
BCE, Inc. (Canada)	7,034	329,559
Cable One, Inc.	800	577,696
Deutsche Telekom AG (Germany)	8,452	157,683
Eutelsat Communications SA (France)	8,831	261,560
I-CABLE Communications, Ltd. (Hong Kong) †	178,447	5,830
Juniper Networks, Inc.	208,394	5,799,605
KDDI Corp. (Japan)	38,800	1,023,626
Nippon Telegraph & Telephone Corp. (Japan)	74,700	3,425,836
PCCW, Ltd. (Hong Kong)	138,000	74,776
Proximus SADP (Belgium)	3,864	133,147
Shaw Communications, Inc. (Canada)	1,363	31,373
Sky PLC (United Kingdom)	250,090	3,066,352
Telstra Corp., Ltd. (Australia)	858,402	2,354,272
Verizon Communications, Inc.	515,370	25,505,661
		42,924,886
Conglomerates (0.4%)
Bouygues SA (France)	62,350	2,958,713
Danaher Corp.	62,146	5,330,884
Marubeni Corp. (Japan)	421,000	2,877,450
		11,167,047
Consumer cyclicals (7.5%)
Adecco Group AG (Switzerland)	37,605	2,928,091
Amazon.com, Inc. †	25	24,034
Aramark	67,550	2,743,206
Aristocrat Leisure, Ltd. (Australia)	80,200	1,326,533
Automatic Data Processing, Inc.	3,838	419,570
Berkeley Group Holdings PLC (The) (United Kingdom)	3,006	149,722

26 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (55.3%)* cont.	Shares	Value
Consumer cyclicals cont.
Booz Allen Hamilton Holding Corp.	48,100	$1,798,459
Bridgestone Corp. (Japan)	8,100	367,836
Canadian Tire Corp., Ltd. (Canada)	2,638	328,421
Carnival PLC (United Kingdom)	43,544	2,767,490
Carter’s, Inc.	11,100	1,096,125
CBS Corp. Class B (non-voting shares)	6,902	400,316
Christian Dior SE (France)	1,195	382,682
Clorox Co. (The)	39,600	5,223,636
Dai Nippon Printing Co., Ltd. (Japan)	44,000	1,054,307
Daimler AG (Registered Shares) (Germany)	1,743	138,992
Discovery Communications, Inc. Class A † S	332,100	7,070,409
Dolby Laboratories, Inc. Class A	13,000	747,760
Ecolab, Inc.	809	104,045
Electrolux AB Ser. B (Sweden)	76,565	2,600,140
Euronet Worldwide, Inc. †	7,131	675,947
FabFurnish GmbH (acquired various dates from 8/2/13 to 8/31/16, cost $1) (Private) (Germany) † ∆∆ F	2	2
Ferrari NV (Italy)	472	52,160
Fiat Chrysler Automobiles NV (Italy) †	142,578	2,554,657
Ford Motor Co.	42,900	513,513
GEDI Gruppo Editoriale SpA (Italy) †	4,767	4,226
Harvey Norman Holdings, Ltd. (Australia) S	351,655	1,073,845
Hasbro, Inc.	44,210	4,317,991
Home Depot, Inc. (The)	41,667	6,815,055
Hyatt Hotels Corp. Class A †	12,400	766,196
Industrivarden AB Class A (Sweden)	107,732	2,875,534
International Game Technology PLC	20,100	493,455
Interpublic Group of Cos., Inc. (The)	22,300	463,617
ISS A/S (Denmark)	23,423	941,942
John Wiley & Sons, Inc. Class A	10,973	587,056
KAR Auction Services, Inc.	31,300	1,494,262
Kimberly-Clark Corp.	77,919	9,169,508
Kingfisher PLC (United Kingdom)	559,918	2,239,615
Lagardere SCA (France)	11,952	400,121
Lear Corp.	21,914	3,792,875
Liberty SiriusXM Group Class A †	41,500	1,738,850
Lowe’s Cos., Inc.	214,552	17,151,287
LSC Communications, Inc.	20,000	330,200
LVMH Moet Hennessy Louis Vuitton SA (France)	608	167,756
Marks & Spencer Group PLC (United Kingdom)	566,122	2,680,903
Marriott International, Inc./MD Class A	201	22,162
Masco Corp.	88,600	3,456,286
Mazda Motor Corp. (Japan)	23,500	360,435
METRO AG (Germany)	4,420	52,047
Michaels Cos., Inc. (The) †	58,600	1,258,142
MSC Industrial Direct Co., Inc. Class A	14,800	1,118,436
Namco Bandai Holdings, Inc. (Japan)	18,500	634,817
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private)
(Germany) † ∆∆ F	1	1

Dynamic Asset Allocation Balanced Fund 27

COMMON STOCKS (55.3%)* cont.	Shares	Value
Consumer cyclicals cont.
New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private)
(Germany) F ∆∆ †	1	$1
News Corp. Class A	76,200	1,010,412
News Corp. Class B	1,559	21,280
NVR, Inc. †	942	2,689,410
Owens Corning	40,100	3,101,735
Peugeot SA (France)	116,723	2,779,792
Priceline Group, Inc. (The) †	58	106,188
PVH Corp.	43,800	5,521,428
Ralph Lauren Corp.	102,400	9,040,896
Randstad Holding NV (Netherlands)	12,602	779,568
Renault SA (France)	12,419	1,219,890
Ross Stores, Inc.	95,755	6,182,900
RR Donnelley & Sons Co.	30,700	316,210
RTL Group SA (Belgium)	10,377	785,424
Scotts Miracle-Gro Co. (The) Class A	22,047	2,146,055
ServiceMaster Global Holdings, Inc. †	27,021	1,262,691
Square, Inc. Class A † S	281,600	8,112,896
Suzuki Motor Corp. (Japan)	11,800	619,509
TABCORP Holdings, Ltd. (Australia)	447,581	1,502,894
Taylor Wimpey PLC (United Kingdom)	1,164,610	3,050,927
TJX Cos., Inc. (The)	175,320	12,926,344
Toppan Printing Co., Ltd. (Japan)	143,000	1,419,412
Toro Co. (The)	18,000	1,117,080
TransUnion †	48,900	2,311,014
TUI AG (Germany)	31,321	531,342
Twenty-First Century Fox, Inc.	2,557	67,454
Valeo SA (France)	21,699	1,610,059
Vantiv, Inc. Class A † S	21,044	1,482,971
Visteon Corp. †	17,200	2,128,844
Wal-Mart Stores, Inc.	115,300	9,009,542
Walt Disney Co. (The)	138,881	13,689,500
World Fuel Services Corp.	839	28,450
Yamada Denki Co., Ltd. (Japan)	13,000	71,051
Yue Yuen Industrial Holdings, Ltd. (Hong Kong)	130,000	495,630
		197,013,472
Consumer staples (5.5%)
Altria Group, Inc.	55,569	3,524,186
Associated British Foods PLC (United Kingdom)	25,179	1,077,313
Beiersdorf AG (Germany)	3,033	326,316
Bunge, Ltd.	45,700	3,174,322
Campbell Soup Co. S	70,900	3,319,538
Carlsberg A/S Class B (Denmark)	3,166	346,456
Coca-Cola Amatil, Ltd. (Australia)	339,352	2,061,544
Coca-Cola HBC AG (Switzerland)	11,271	381,354
ConAgra Foods, Inc.	108,349	3,655,695
CVS Health Corp.	4,082	331,948
Darden Restaurants, Inc.	46,100	3,631,758
Delivery Hero Holding GmbH (acquired 6/12/15, cost $123,232) (Private)
(Germany) † ∆∆ F	4,800	171,045

28 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (55.3%)* cont.	Shares	Value
Consumer staples cont.
Diageo PLC (United Kingdom)	3,932	$129,246
Distribuidora Internacional de Alimentacion SA (Spain)	69,629	406,124
Dr. Pepper Snapple Group, Inc.	19,500	1,725,165
Energizer Holdings, Inc. S	23,400	1,077,570
Global Fashion Group SA (acquired 8/2/13, cost $21,942) (Private)
(Luxembourg) † ∆∆ F	518	5,543
Graham Holdings Co. Class B	40	23,404
Heineken Holding NV (Netherlands)	32,949	3,095,924
Henkel AG & Co. KGaA (Preference) (Germany)	2,634	358,476
Hershey Co. (The)	46,721	5,100,532
Ingredion, Inc.	21,600	2,605,824
ITOCHU Corp. (Japan)	197,900	3,242,654
J Sainsbury PLC (United Kingdom)	837,592	2,670,125
J.M. Smucker Co. (The)	1,768	185,516
Kao Corp. (Japan)	56,200	3,313,719
Lamb Weston Holdings, Inc.	40,500	1,899,045
Liberty Interactive Corp. †	12,300	707,865
Loblaw Cos., Ltd. (Canada)	5,716	311,969
ManpowerGroup, Inc.	22,300	2,627,386
McDonald’s Corp.	122,613	19,211,005
McDonald’s Holdings Co. (Japan), Ltd. (Japan)	7,600	336,507
Metro Wholesale & Food Specialist AG (Germany) †	4,420	93,431
Nestle SA (Switzerland)	26,071	2,183,465
NH Foods, Ltd. (Japan)	6,000	165,080
PepsiCo, Inc.	145,420	16,204,151
Pinnacle Foods, Inc.	37,901	2,166,800
Pool Corp.	5,091	550,693
Procter & Gamble Co. (The)	34,992	3,183,572
Spectrum Brands Holdings, Inc. S	10,300	1,090,976
Swedish Match AB (Sweden)	24,504	859,531
Sysco Corp.	130,319	7,030,710
Tate & Lyle PLC (United Kingdom)	330,700	2,873,749
Toyota Tsusho Corp. (Japan)	55,500	1,824,906
Tyson Foods, Inc. Class A	129,300	9,109,185
Ulta Beauty, Inc. †	17,112	3,868,339
Unilever NV ADR (Netherlands)	14,220	841,003
US Foods Holding Corp. †	535	14,285
Walgreens Boots Alliance, Inc.	122,335	9,446,709
Watsco, Inc. S	16,800	2,705,976
WH Group, Ltd. (Hong Kong)	1,833,000	1,951,740
WM Morrison Supermarkets PLC (United Kingdom)	853,742	2,678,136
Yum! Brands, Inc.	48,300	3,555,363
		143,432,874
Energy (2.8%)
Baker Hughes a GE Co.	110,904	4,061,304
Caltex Australia, Ltd. (Australia)	36,493	921,617
Cimarex Energy Co.	49,600	5,638,032
Exxon Mobil Corp.	178,335	14,619,903
Halcon Resources Corp. †	6,477	44,044

Dynamic Asset Allocation Balanced Fund 29

COMMON STOCKS (55.3%)* cont.	Shares	Value
Energy cont.
Marathon Petroleum Corp.	4,632	$259,763
Milagro Oil & Gas, Inc. (Units) F	89	7,209
Nabors Industries, Ltd.	52,100	420,447
Nine Point Energy	1,075	14,792
OMV AG (Austria)	3,125	182,050
ONEOK, Inc.	129,900	7,197,759
Parsley Energy, Inc. Class A †	281,900	7,425,246
Phillips 66	1,386	126,971
QEP Resources, Inc. †	38,800	332,516
Repsol SA (Spain)	204,540	3,768,818
Rowan Cos. PLC Class A † S	42,000	539,700
Royal Dutch Shell PLC Class B (United Kingdom)	59,704	1,835,676
SandRidge Energy, Inc. †	3,243	65,152
Superior Energy Services, Inc. †	32,900	351,372
Tervita Corp. Class A (Canada)	127	967
Total SA (France)	93,749	5,035,396
Valero Energy Corp.	150,500	11,577,965
Vestas Wind Systems A/S (Denmark)	13,102	1,175,720
Williams Cos., Inc. (The)	273,300	8,201,733
Woodside Petroleum, Ltd. (Australia)	13,637	312,552
		74,116,704
Financials (10.7%)
3i Group PLC (United Kingdom)	338,894	4,146,095
Aflac, Inc.	80,866	6,581,684
AGNC Investment Corp. R	115,991	2,514,685
Allianz SE (Germany)	21,289	4,779,423
Allstate Corp. (The)	76,935	7,071,096
Ally Financial, Inc.	130,500	3,165,930
American Financial Group, Inc.	8,100	837,945
American Homes 4 Rent R	3,044	66,085
Ameriprise Financial, Inc.	42,900	6,371,079
Annaly Capital Management, Inc. R	232,801	2,837,844
Apartment Investment & Management Co. Class A R	33,400	1,464,924
Apple Hospitality REIT, Inc. R	51,609	975,926
Aspen Insurance Holdings, Ltd.	10,269	414,868
Assured Guaranty, Ltd.	35,289	1,332,160
AXA SA (France)	114,468	3,462,065
Baloise Holding AG (Switzerland)	2,179	344,734
Banco Santander SA (Spain)	249,762	1,743,710
Bank Leumi Le-Israel BM (Israel)	14,302	75,864
Bank of Montreal (Canada)	5,318	402,467
Barratt Developments PLC (United Kingdom)	214,254	1,764,231
Berkshire Hathaway, Inc. Class B †	1,647	301,928
BNP Paribas SA (France)	36,220	2,921,675
BOC Hong Kong Holdings, Ltd. (Hong Kong)	37,000	180,018
Brandywine Realty Trust R	47,502	830,810
Brixmor Property Group, Inc. R	82,000	1,541,600
Broadridge Financial Solutions, Inc.	568	45,906
Camden Property Trust R	24,791	2,267,137

30 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (55.3%)* cont.	Shares	Value
Financials cont.
Cheung Kong Property Holdings, Ltd. (Hong Kong)	379,500	$3,156,398
Chimera Investment Corp. R	56,104	1,061,488
Citigroup, Inc.	398,100	28,957,794
CME Group, Inc.	2,238	303,652
Colony NorthStar, Inc. Class A R	126,500	1,588,840
CoreLogic, Inc. †	15,117	698,708
Corporate Office Properties Trust R	1,637	53,743
Credit Agricole SA (France)	90,966	1,653,546
Daiwa Securities Group, Inc. (Japan)	61,000	345,875
DGB Financial Group, Inc. (South Korea)	69,348	636,754
Discover Financial Services	72,000	4,642,560
DNB ASA (Norway)	94,035	1,894,986
Duke Realty Corp. R	71,100	2,049,102
E*Trade Financial Corp. †	161,400	7,038,654
East West Bancorp, Inc.	23,900	1,428,742
Empire State Realty Trust, Inc. Class A R	1,167	23,970
EPR Properties R	1,512	105,447
Equity Commonwealth † R	22,267	676,917
Equity Lifestyle Properties, Inc. R	10,900	927,372
Equity Residential Trust R	69,011	4,549,895
First Hawaiian, Inc.	58,400	1,768,936
Forest City Realty Trust, Inc. Class A R	61,000	1,556,110
Gaming and Leisure Properties, Inc. R	23,289	859,131
Goldman Sachs Group, Inc. (The)	82,300	19,520,737
Hartford Financial Services Group, Inc. (The)	93,200	5,166,076
HCP, Inc. R	111,800	3,111,394
Highwoods Properties, Inc. R	28,009	1,458,989
HSBC Holdings PLC (United Kingdom)	72,818	719,233
Industrial Bank of Korea (South Korea)	123,650	1,555,429
Intercontinental Exchange, Inc.	553	37,991
Investor AB Class B (Sweden)	1,806	89,204
Japan Post Bank Co., Ltd. (Japan)	14,000	173,085
JPMorgan Chase & Co.	356,031	34,004,521
Kerry Properties, Ltd. (Hong Kong)	262,000	1,087,749
Lamar Advertising Co. Class A R	1,227	84,086
Legal & General Group PLC (United Kingdom)	102,945	358,522
Liberty Property Trust R	28,492	1,169,882
Lincoln National Corp.	46,200	3,394,776
Lloyds Banking Group PLC (United Kingdom)	421,257	382,325
Mapfre SA (Spain)	203,255	661,586
MFA Financial, Inc. R	73,863	647,040
Mid-America Apartment Communities, Inc. R	5,400	577,152
Mitsubishi UFJ Financial Group, Inc. (Japan)	624,477	4,057,725
Mizuho Financial Group, Inc. (Japan)	2,096,000	3,675,488
Morgan Stanley	68,100	3,280,377
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen (Germany)	14,029	2,999,481
National Bank of Canada (Canada)	3,731	179,560
New World Development Co., Ltd. (Hong Kong)	1,089,000	1,567,854

Dynamic Asset Allocation Balanced Fund 31

COMMON STOCKS (55.3%)* cont.	Shares	Value
Financials cont.
NN Group NV (Netherlands)	66,266	$2,773,304
Nomura Holdings, Inc. (Japan)	325,300	1,822,689
Nomura Real Estate Holdings, Inc. (Japan)	24,000	513,028
Nordea Bank AB (Sweden)	28,742	389,583
ORIX Corp. (Japan)	203,800	3,289,890
Outfront Media, Inc. R	28,700	722,666
Park Hotels & Resorts, Inc. R	65,858	1,815,046
Partners Group Holding AG (Switzerland)	451	305,992
Persimmon PLC (United Kingdom)	85,936	2,973,281
PNC Financial Services Group, Inc. (The)	3,925	528,972
Popular, Inc. (Puerto Rico)	43,071	1,547,972
Prudential Financial, Inc.	73,900	7,857,048
Quality Care Properties, Inc. † R	35,378	548,359
Raymond James Financial, Inc.	9,500	801,135
Reinsurance Group of America, Inc.	11,447	1,597,200
Resona Holdings, Inc. (Japan)	542,300	2,786,798
Retail Properties of America, Inc. Class A R	4,263	55,973
Senior Housing Properties Trust R	26,900	525,895
Societe Generale SA (France)	50,555	2,959,764
Spirit Realty Capital, Inc. R	208,779	1,789,236
Starwood Property Trust, Inc. R	66,178	1,437,386
Sumitomo Mitsui Financial Group, Inc. (Japan)	100,700	3,873,691
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	21,900	791,361
Sun Hung Kai Properties, Ltd. (Hong Kong)	85,000	1,387,299
SunTrust Banks, Inc.	79,400	4,745,738
Swiss Life Holding AG (Switzerland)	829	292,014
Swiss Re AG (Switzerland)	37,652	3,410,007
TCF Financial Corp.	55,900	952,536
Travelers Cos., Inc. (The)	20,809	2,549,519
Two Harbors Investment Corp. R	89,035	897,473
U.S. Bancorp	3,894	208,679
United Overseas Bank, Ltd. (Singapore)	20,400	353,528
Unum Group	49,100	2,510,483
Validus Holdings, Ltd.	18,900	930,069
VEREIT, Inc. R	245,200	2,032,708
Voya Financial, Inc.	47,507	1,895,054
Wharf Holdings, Ltd. (The) (Hong Kong)	69,000	614,971
Wheelock and Co., Ltd. (Hong Kong)	241,000	1,695,028
WP Carey, Inc. R	8,700	586,293
		281,148,439
Health care (7.2%)
Alfresa Holdings Corp. (Japan)	9,400	172,361
AmerisourceBergen Corp.	75,700	6,264,175
AstraZeneca PLC (United Kingdom)	6,582	437,025
Baxter International, Inc.	92,971	5,833,930
Bayer AG (Germany)	34,610	4,716,413
Bio-Rad Laboratories, Inc. Class A †	378	83,999
Bruker Corp.	22,400	666,400
C.R. Bard, Inc.	16,800	5,384,400

32 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (55.3%)* cont.	Shares	Value
Health care cont.
Celgene Corp. †	133,400	$19,452,388
Charles River Laboratories International, Inc. †	16,579	1,790,864
Eli Lilly & Co.	118,100	10,102,274
Fresenius SE & Co. KGaA (Germany)	339	27,345
Gilead Sciences, Inc.	291,400	23,609,228
GlaxoSmithKline PLC (United Kingdom)	230,998	4,607,461
Hologic, Inc. †	21,300	781,497
Humana, Inc.	1,970	479,951
Johnson & Johnson	242,346	31,507,403
McKesson Corp.	65,200	10,015,372
Medipal Holdings Corp. (Japan)	47,500	825,500
Merck & Co., Inc.	186,607	11,948,446
Mitsubishi Tanabe Pharma Corp. (Japan)	63,900	1,468,850
Novartis AG (Switzerland)	53,852	4,610,245
Pfizer, Inc.	19,597	699,613
Premier, Inc. Class A †	20,700	674,199
Roche Holding AG (Switzerland)	24,007	6,128,497
Sanofi (France)	53,026	5,265,029
Shionogi & Co., Ltd. (Japan)	43,200	2,363,285
Taro Pharmaceutical Industries, Ltd. (Israel) † S	2,072	233,494
Thermo Fisher Scientific, Inc.	213	40,300
UnitedHealth Group, Inc.	130,151	25,490,073
WellCare Health Plans, Inc. †	19,685	3,380,702
Zoetis, Inc.	6,355	405,195
		189,465,914
Technology (10.4%)
Adobe Systems, Inc. †	21,480	3,204,386
Agilent Technologies, Inc.	76,200	4,892,040
Alphabet, Inc. Class A †	46,951	45,717,127
Amadeus IT Holding SA Class A (Spain)	56,703	3,685,281
Amdocs, Ltd.	60,845	3,913,550
Apple, Inc.	308,800	47,592,256
Applied Materials, Inc.	366,036	19,066,815
AtoS SE (France)	22,401	3,474,942
CDK Global, Inc.	2,042	128,830
Check Point Software Technologies, Ltd. (Israel) †	330	37,627
Citrix Systems, Inc. †	60,300	4,632,246
CommerceHub, Inc. Ser. C †	1,682	35,911
Corning, Inc.	3,333	99,723
Dell Technologies, Inc. Class V †	42,204	3,258,571
DST Systems, Inc.	12,800	702,464
Dun & Bradstreet Corp. (The)	20,400	2,374,764
DXC Technology Co.	69,900	6,003,012
eBay, Inc. †	151,617	5,831,190
F5 Networks, Inc. †	26,856	3,237,759
Facebook, Inc. Class A †	59,600	10,183,852
Fidelity National Information Services, Inc.	3,203	299,128
Fiserv, Inc. †	1,607	207,239
FLIR Systems, Inc.	32,700	1,272,357

Dynamic Asset Allocation Balanced Fund 33

COMMON STOCKS (55.3%)* cont.	Shares	Value
Technology cont.
Fortinet, Inc. †	88,700	$3,179,008
FUJIFILM Holdings Corp. (Japan)	8,300	323,597
Fujitsu, Ltd. (Japan)	60,000	447,049
Genpact, Ltd.	1,877	53,964
Harris Corp.	1,752	230,703
Hoya Corp. (Japan)	25,700	1,393,931
HP, Inc.	477,100	9,522,916
Intuit, Inc.	56,549	8,037,875
Koninklijke Philips NV (Netherlands)	7,138	294,684
Maxim Integrated Products, Inc.	81,200	3,874,052
Microsoft Corp.	614,724	45,790,791
Mixi, Inc. (Japan)	4,200	203,113
NCR Corp. †	40,200	1,508,304
NetApp, Inc.	4,475	195,826
Open Text Corp. (Canada)	6,713	216,602
Otsuka Corp. (Japan)	11,300	726,130
Paychex, Inc.	3,053	183,058
Samsung Electronics Co., Ltd. (South Korea)	1,145	2,573,626
Synopsys, Inc. †	35,473	2,856,641
Teradyne, Inc.	71,800	2,677,422
Texas Instruments, Inc.	174,895	15,677,588
Tokyo Electron, Ltd. (Japan)	700	107,912
VMware, Inc. Class A † S	38,800	4,236,572
Xerox Corp.	22,375	744,864
		274,907,298
Transportation (1.7%)
ANA Holdings, Inc. (Japan)	44,300	1,679,862
Central Japan Railway Co. (Japan)	15,700	2,754,237
Delta Air Lines, Inc.	176,331	8,502,681
Deutsche Lufthansa AG (Germany)	10,718	297,815
Deutsche Post AG (Germany)	88,317	3,931,544
easyJet PLC (United Kingdom)	18,546	302,444
Fraport AG Frankfurt Airport Services Worldwide (Germany)	2,273	215,830
International Consolidated Airlines Group SA (Spain)	64,139	510,932
Japan Airlines Co., Ltd. (Japan)	8,300	280,951
Landstar System, Inc.	11,882	1,184,041
Norfolk Southern Corp.	56,392	7,457,278
Qantas Airways, Ltd. (Australia)	488,241	2,240,040
Royal Mail PLC (United Kingdom)	288,679	1,486,200
Union Pacific Corp.	125,700	14,577,429
Yangzijiang Shipbuilding Holdings, Ltd. (China)	443,700	468,352
		45,889,636
Utilities and power (2.0%)
American Electric Power Co., Inc.	84,426	5,930,082
AusNet Services (Units) (Australia)	202,667	269,702
CenterPoint Energy, Inc.	93,900	2,742,819
Centrica PLC (United Kingdom)	1,008,680	2,527,549
Edison International	9,787	755,263
Endesa SA (Spain)	65,780	1,482,994

34 Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (55.3%)* cont.	Shares	Value
Utilities and power cont.
Enel SpA (Italy)	717,126	$4,318,376
ENGIE SA (France)	16,254	276,056
ENI SpA (Italy)	16,826	278,413
Entergy Corp.	123,825	9,455,277
Exelon Corp.	125,400	4,723,818
FirstEnergy Corp.	154,700	4,769,401
Gas Natural SDG SA (Spain)	8,036	177,893
Great Plains Energy, Inc.	7,552	228,826
Iberdrola SA (Spain)	57,672	447,964
Innogy SE (Germany)	13,479	599,876
Kinder Morgan, Inc.	15,416	295,679
NiSource, Inc.	117,400	3,004,266
PG&E Corp.	4,209	286,591
PPL Corp.	35,500	1,347,225
Southern Co. (The)	1,722	84,619
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	13,140	13,797
Tohoku Electric Power Co., Inc. (Japan)	53,100	675,731
UGI Corp.	121,100	5,674,746
Vectren Corp.	13,400	881,232
		51,248,195
Total common stocks (cost $1,235,230,411)		$1,458,290,898

	Principal
CORPORATE BONDS AND NOTES (16.2%)*	amount	Value
Basic materials (1.1%)
A Schulman, Inc. company guaranty sr. unsec. unsub. notes
6.875%, 6/1/23	$190,000	$197,125
Agrium, Inc. sr. unsec. unsub. notes 5.25%, 1/15/45 (Canada)	150,000	171,891
AK Steel Corp. company guaranty sr. unsec. notes
6.375%, 10/15/25	130,000	128,375
Allegheny Technologies, Inc. sr. unsec. unsub. notes
9.375%, 6/1/19	265,000	289,513
Allegheny Technologies, Inc. sr. unsec. unsub. notes
7.875%, 8/15/23	40,000	43,350
Allegheny Technologies, Inc. sr. unsec. unsub. notes
5.95%, 1/15/21	110,000	112,200
Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec.
notes 6.25%, 2/1/25 (Netherlands)	200,000	203,500
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)	80,000	92,000
ArcelorMittal SA sr. unsec. unsub. notes 7.50%, 10/15/39 (France)	140,000	168,000
Axalta Coating Systems, LLC 144A company guaranty sr. unsec.
unsub. notes 4.875%, 8/15/24	185,000	192,863
Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub.
notes 6.375%, 10/1/23	270,000	287,550
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr.
notes 7.25%, 9/1/25	350,000	371,350
Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes
9.75%, 10/15/23	260,000	315,900
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24	300,000	312,750
Boise Cascade Co. 144A company guaranty sr. unsec. notes
5.625%, 9/1/24	475,000	499,344

Dynamic Asset Allocation Balanced Fund 35

	Principal
CORPORATE BONDS AND NOTES (16.2%)* cont.	amount	Value
Basic materials cont.
Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes
10.75%, 8/15/23	$347,000	$396,448
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes
5.625%, 9/1/24	185,000	195,638
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24	265,000	276,925
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25	670,000	690,100
Celanese US Holdings, LLC company guaranty sr. unsec. unsub.
notes 4.625%, 11/15/22 (Germany)	838,000	904,319
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%,
4/1/24 (Mexico)	470,000	499,380
CF Industries, Inc. company guaranty sr. unsec. bonds
4.95%, 6/1/43	230,000	213,325
Chemours Co. (The) company guaranty sr. unsec. notes
5.375%, 5/15/27	160,000	166,000
Chemours Co. (The) company guaranty sr. unsec. unsub. notes
7.00%, 5/15/25	245,000	271,338
Chemours Co. (The) company guaranty sr. unsec. unsub. notes
6.625%, 5/15/23	165,000	175,519
Compass Minerals International, Inc. 144A company guaranty sr.
unsec. notes 4.875%, 7/15/24	415,000	407,738
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes
8.00%, 10/1/21	67,000	69,178
CSTN Merger Sub, Inc. 144A company guaranty sr. notes
6.75%, 8/15/24	230,000	229,425
Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24	965,000	995,232
E. I. du Pont de Nemours & Co. sr. unsec. notes 3.625%, 1/15/21	525,000	550,030
E. I. du Pont de Nemours & Co. sr. unsec. unsub. FRN BBA LIBOR
USD 3 Month + 0.53%, 1.841%, 5/1/20	395,000	398,331
Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25	550,000	565,590
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 7.50%, 4/1/25 (Canada)	210,000	214,988
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 7.00%, 2/15/21 (Canada)	239,000	245,573
Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25	280,000	290,675
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes
6.875%, 2/15/23 (Indonesia)	230,000	250,700
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes
3.55%, 3/1/22 (Indonesia)	25,000	24,617
Freeport-McMoRan, Inc. company guaranty sr. unsec. sub. notes
6.75%, 2/1/22 (Indonesia)	125,000	130,313
GCP Applied Technologies, Inc. 144A company guaranty sr. unsec.
notes 9.50%, 2/1/23	420,000	474,600
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub.
notes 4.625%, 4/29/24	1,283,000	1,359,018
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub.
notes 4.00%, 4/16/25	680,000	690,439
Grinding Media, Inc./Moly-Cop Altasteel, Ltd. 144A sr. sub. notes
7.375%, 12/15/23	80,000	86,800
Huntsman International, LLC company guaranty sr. unsec. unsub.
notes 4.875%, 11/15/20	270,000	285,863
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22	125,000	140,000

36 Dynamic Asset Allocation Balanced Fund

	Principal
CORPORATE BONDS AND NOTES (16.2%)* cont.	amount	Value
Basic materials cont.
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A
company guaranty sr. unsec. notes 10.50%, 4/15/23	$245,000	$279,913
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A
company guaranty sr. unsec. notes 7.00%, 4/15/25	140,000	150,150
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes
4.875%, 9/15/24	195,000	200,920
Mercer International, Inc. company guaranty sr. unsec. notes
7.75%, 12/1/22 (Canada)	145,000	153,881
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)	285,000	296,400
Methanex Corp. sr. unsec. unsub. notes 5.65%, 12/1/44 (Canada)	385,000	379,476
Methanex Corp. sr. unsec. unsub. notes 3.25%, 12/15/19 (Canada)	40,000	40,287
Monsanto Company sr. unsec. sub. notes 5.50%, 8/15/25	815,000	928,597
New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes
6.25%, 11/15/22 (Canada)	160,000	166,000
New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)	75,000	78,563
Norbord, Inc. 144A company guaranty sr. notes 6.25%,
4/15/23 (Canada)	345,000	371,151
NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%,
6/1/27 (Canada)	276,000	278,760
NOVA Chemicals Corp. 144A sr. unsec. notes 4.875%,
6/1/24 (Canada)	154,000	155,925
Novelis Corp. 144A company guaranty sr. unsec. bonds
5.875%, 9/30/26	220,000	223,300
Novelis Corp. 144A company guaranty sr. unsec. notes
6.25%, 8/15/24	175,000	181,563
Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23	300,000	322,964
Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27	30,000	34,200
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes
6.625%, 4/15/27	280,000	301,700
Platform Specialty Products Corp. 144A sr. unsec. notes
10.375%, 5/1/21	40,000	43,600
Sealed Air Corp. 144A company guaranty sr. unsec. notes
6.875%, 7/15/33	135,000	158,288
Sealed Air Corp. 144A company guaranty sr. unsec. notes
5.125%, 12/1/24	45,000	48,431
Sealed Air Corp. 144A sr. unsec. bonds 5.50%, 9/15/25	40,000	44,000
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	570,000	573,963
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	270,000	271,818
Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec.
unsub. notes 7.50%, 11/20/25 (Ireland)	210,000	256,988
Steel Dynamics, Inc. company guaranty sr. unsec. notes
5.00%, 12/15/26	85,000	90,738
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 10/1/24	165,000	176,550
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5.25%, 4/15/23	13,000	13,520
Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes
4.125%, 9/15/25	900,000	901,125
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes
4.75%, 1/15/22 (Canada)	105,000	111,005

Dynamic Asset Allocation Balanced Fund 37

	Principal
CORPORATE BONDS AND NOTES (16.2%)* cont.	amount	Value
Basic materials cont.
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes
3.75%, 2/1/23 (Canada)	$90,000	$91,143
Teck Resources, Ltd. 144A company guaranty sr. unsec. notes
8.50%, 6/1/24 (Canada)	35,000	40,163
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25	295,000	301,638
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)	175,000	180,031
Tronox Finance PLC 144A company guaranty sr. unsec. notes
5.75%, 10/1/25 (United Kingdom)	100,000	102,500
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes
6.375%, 6/1/24	355,000	382,513
United States Steel Corp. sr. unsec. notes 6.875%, 8/15/25	95,000	97,138
Univar USA, Inc. 144A company guaranty sr. unsec. notes
6.75%, 7/15/23	220,000	230,450
USG Corp. 144A company guaranty sr. unsec. bonds
4.875%, 6/1/27	290,000	302,688
USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25	170,000	181,900
Venator Finance SARL/Venator Materials Corp. 144A sr. unsec.
notes 5.75%, 7/15/25 (Luxembourg)	170,000	176,800
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes
6.00%, 2/1/23	173,000	169,540
Westlake Chemical Corp. company guaranty sr. unsec. unsub.
notes 3.60%, 8/15/26	1,570,000	1,567,986
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes
8.20%, 1/15/30	800,000	1,120,888
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes
7.95%, 2/15/31	245,000	340,462
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R	405,000	561,835
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes
5.625%, 10/1/24	365,000	401,044
Zekelman Industries, Inc. 144A company guaranty sr. notes
9.875%, 6/15/23	190,000	214,225
		28,280,533
Capital goods (0.7%)
Advanced Disposal Services, Inc. 144A sr. unsec. notes
5.625%, 11/15/24	450,000	470,250
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes
5.00%, 10/1/24	215,000	222,794
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes
4.75%, 10/1/27	55,000	55,413
American Axle & Manufacturing, Inc. company guaranty sr. unsec.
notes 7.75%, 11/15/19	132,000	144,705
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A
company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)	405,000	443,981
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A
company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)	200,000	211,750
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%,
6/15/23 (Canada)	95,000	99,414
Belden, Inc. 144A company guaranty sr. unsec. sub. notes
5.25%, 7/15/24	60,000	62,550
Berry Plastics Corp. company guaranty notes 5.50%, 5/15/22	57,000	59,494

38 Dynamic Asset Allocation Balanced Fund

	Principal
CORPORATE BONDS AND NOTES (16.2%)* cont.	amount	Value
Capital goods cont.
Berry Plastics Corp. company guaranty unsub. notes
5.125%, 7/15/23	$220,000	$229,900
Boeing Capital Corp. sr. unsec. unsub. notes 4.70%, 10/27/19	240,000	254,011
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)	390,000	418,275
Briggs & Stratton Corp. company guaranty sr. unsec. notes
6.875%, 12/15/20	315,000	347,288
CD&R Waterworks Merger Sub, LLC 144A sr. unsec. notes
6.125%, 8/15/25	35,000	35,919
Covidien International Finance SA company guaranty sr. unsec.
unsub. notes 6.00%, 10/15/17 (Luxembourg)	865,000	866,241
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds
7.375%, 12/15/26	80,000	94,000
Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22	510,000	515,741
Gates Global, LLC/Gates Global Co. 144A company guaranty sr.
unsec. notes 6.00%, 7/15/22	410,000	420,250
General Dynamics Corp. company guaranty sr. unsec. unsub.
notes 3.60%, 11/15/42	290,000	285,992
General Dynamics Corp. company guaranty sr. unsec. unsub.
notes 2.25%, 11/15/22	245,000	244,553
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec.
notes 8.00%, 5/15/22	325,000	337,188
Honeywell International, Inc. sr. unsec. unsub. notes
5.375%, 3/1/41	315,000	387,294
Honeywell International, Inc. sr. unsec. unsub. notes 4.25%, 3/1/21	255,000	272,538
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	515,000	550,113
Johnson Controls International PLC sr. unsec. unsub. bonds
4.50%, 2/15/47	840,000	891,445
L3 Technologies, Inc. company guaranty sr. unsec. bonds
3.85%, 12/15/26	220,000	228,257
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)	686,000	885,477
Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24	450,000	516,938
MasTec, Inc. company guaranty sr. unsec. unsub. notes
4.875%, 3/15/23	470,000	480,575
Medtronic, Inc. company guaranty sr. unsec. sub. notes
4.375%, 3/15/35	225,000	247,679
Medtronic, Inc. company guaranty sr. unsec. sub. notes
3.50%, 3/15/25	240,000	250,299
Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22	270,000	281,475
Oshkosh Corp. company guaranty sr. unsec. sub. notes
5.375%, 3/1/25	340,000	360,400
Oshkosh Corp. company guaranty sr. unsec. sub. notes
5.375%, 3/1/22	110,000	114,400
Raytheon Co. sr. unsec. notes 4.875%, 10/15/40	135,000	157,950
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds
Group Issuer Lu 144A company guaranty sr. FRN BBA LIBOR USD
3 Month + 3.50%, 4.804%, 7/15/21	530,000	540,600
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds
Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes
7.00%, 7/15/24	215,000	228,975
Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47	942,000	975,731

Dynamic Asset Allocation Balanced Fund 39

	Principal
CORPORATE BONDS AND NOTES (16.2%)* cont.	amount	Value
Capital goods cont.
Tennant Co. 144A company guaranty sr. unsec. notes
5.625%, 5/1/25	$55,000	$56,925
Tenneco, Inc. company guaranty sr. unsec. unsub. notes
5.375%, 12/15/24	545,000	572,250
Tenneco, Inc. company guaranty sr. unsec. unsub. notes
5.00%, 7/15/26	115,000	117,875
TI Group Automotive Systems, LLC 144A sr. unsec. notes
8.75%, 7/15/23 (United Kingdom)	660,000	699,600
TransDigm, Inc. company guaranty sr. unsec. sub. notes
6.50%, 5/15/25	85,000	87,550
TransDigm, Inc. company guaranty sr. unsec. sub. notes
6.375%, 6/15/26	365,000	373,899
TransDigm, Inc. company guaranty sr. unsec. unsub. notes
6.50%, 7/15/24	127,000	131,128
United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20	2,360,000	2,352,377
Wabash National Corp. 144A company guaranty sr. unsec. notes
5.50%, 10/1/25	90,000	91,688
Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25	250,000	254,375
ZF North America Capital, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.75%, 4/29/25	210,000	221,550
ZF North America Capital, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.50%, 4/29/22	285,000	299,606
		18,448,678
Communication services (1.5%)
America Movil SAB de CV company guaranty sr. unsec. unsub.
notes 6.125%, 3/30/40 (Mexico)	165,000	201,205
American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27 R	1,620,000	1,554,090
American Tower Corp. sr. unsec. notes 4.00%, 6/1/25 R	990,000	1,023,661
AT&T, Inc. sr. unsec. unsub. bonds 5.15%, 2/14/50	1,195,000	1,200,820
AT&T, Inc. sr. unsec. unsub. notes 5.80%, 2/15/19	535,000	562,827
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	765,000	735,694
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	2,535,000	2,609,222
AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25	765,000	754,597
Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20	40,000	44,350
CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty
sr. unsec. notes 5.25%, 9/30/22	129,000	132,870
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 5/1/26	125,000	129,531
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. notes 5.875%, 4/1/24	330,000	349,388
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
notes 5.75%, 2/15/26	60,000	62,910
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
unsub. notes 5.125%, 5/1/23	199,000	207,209
CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23	113,000	114,309
CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20	24,000	25,043
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5.125%, 12/15/21	235,000	239,113
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5.125%, 12/15/21	218,000	221,816

40 Dynamic Asset Allocation Balanced Fund

	Principal
CORPORATE BONDS AND NOTES (16.2%)* cont.	amount	Value
Communication services cont.
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company guaranty sr.
sub. bonds 6.484%, 10/23/45	$1,434,000	$1,683,054
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company guaranty sr.
sub. notes 4.908%, 7/23/25	480,000	513,128
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. 144A company guaranty
sr. bonds 5.375%, 5/1/47	158,000	164,141
Comcast Corp. company guaranty sr. unsec. unsub. bonds
2.35%, 1/15/27	540,000	504,021
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95%, 8/15/37	790,000	1,101,469
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.50%, 11/15/35	110,000	145,796
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.45%, 3/15/37	345,000	461,261
Comcast Corp. company guaranty sr. unsec. unsub. notes
3.375%, 2/15/25	945,000	972,001
Comcast Corp. company guaranty sr. unsec. unsub. notes
3.15%, 3/1/26	405,000	404,775
CommScope Technologies Finance, LLC 144A sr. unsec. notes
6.00%, 6/15/25	105,000	112,219
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	435,000	428,111
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27 R	697,000	696,617
Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23 R	355,000	392,986
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22 R	135,000	146,801
Crown Castle International Corp. sr. unsec. unsub. bonds
3.70%, 6/15/26 R	670,000	674,121
Crown Castle Towers, LLC 144A company guaranty sr. notes
6.113%, 1/15/20	660,000	705,205
Crown Castle Towers, LLC 144A company guaranty sr. notes
4.883%, 8/15/20	75,000	79,445
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	470,000	475,288
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21	338,000	373,068
CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23	455,000	524,956
Deutsche Telekom International Finance BV company guaranty sr.
unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	435,000	638,866
Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%,
3/1/23 (Jamaica)	200,000	196,000
DISH DBS Corp. company guaranty sr. unsec. unsub. notes
5.875%, 11/15/24	190,000	199,144
Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25	80,000	67,800
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22	270,000	234,225
Frontier Communications Corp. sr. unsec. unsub. notes
7.625%, 4/15/24	30,000	22,875
Intelsat Jackson Holdings SA company guaranty sr. unsec. notes
7.50%, 4/1/21 (Bermuda)	44,000	41,690
Intelsat Jackson Holdings SA 144A company guaranty sr. notes
8.00%, 2/15/24 (Bermuda)	10,000	10,750

Dynamic Asset Allocation Balanced Fund 41

	Principal
CORPORATE BONDS AND NOTES (16.2%)* cont.	amount	Value
Communication services cont.
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%,
7/15/25 (Bermuda)	$595,000	$603,925
Intelsat Luxembourg SA company guaranty sr. unsec. bonds
7.75%, 6/1/21 (Luxembourg)	84,000	54,180
Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%,
10/1/30 (Netherlands)	185,000	257,252
NBCUniversal Media, LLC company guaranty sr. unsec. unsub.
notes 5.15%, 4/30/20	835,000	902,566
NBCUniversal Media, LLC company guaranty sr. unsec. unsub.
notes 4.375%, 4/1/21	1,420,000	1,528,153
Orange SA sr. unsec. unsub. notes 4.125%, 9/14/21 (France)	277,000	295,712
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%,
1/15/23 (Canada)	53,000	57,373
Rogers Communications, Inc. company guaranty sr. unsec. unsub.
notes 4.50%, 3/15/43 (Canada)	510,000	537,243
SFR Group SA 144A company guaranty sr. notes 7.375%,
5/1/26 (France)	230,000	248,400
SFR Group SA 144A company guaranty sr. notes 6.00%,
5/15/22 (France)	400,000	417,500
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes
6.875%, 11/15/28	497,000	556,640
Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20	67,000	73,198
Sprint Communications, Inc. 144A company guaranty sr. unsec.
notes 9.00%, 11/15/18	63,000	67,673
Sprint Corp. company guaranty sr. unsec. sub. notes
7.875%, 9/15/23	318,000	368,880
Sprint Corp. company guaranty sr. unsec. sub. notes
7.25%, 9/15/21	465,000	516,731
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/
Sprint Spectrum Co. III, LL 144A company guaranty sr. notes
3.36%, 9/20/21	1,050,000	1,065,750
T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.625%, 4/1/23	582,000	612,555
T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.375%, 3/1/25	570,000	613,719
T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.00%, 3/1/23	50,000	52,688
T-Mobile USA, Inc. company guaranty sr. unsec. notes
5.375%, 4/15/27	135,000	145,503
T-Mobile USA, Inc. company guaranty sr. unsec. notes
4.00%, 4/15/22	75,000	77,664
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6.836%, 4/28/23	7,000	7,385
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6.125%, 1/15/22	213,000	221,520
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	400,000	524,102
Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)	500,000	543,750
Verizon Communications, Inc. sr. unsec. unsub. notes
4.522%, 9/15/48	1,143,000	1,106,620
Verizon Communications, Inc. sr. unsec. unsub. notes
4.40%, 11/1/34	815,000	815,521

42 Dynamic Asset Allocation Balanced Fund

	Principal
CORPORATE BONDS AND NOTES (16.2%)* cont.	amount	Value
Communication services cont.
Verizon Communications, Inc. sr. unsec. unsub. notes
4.125%, 3/16/27	$1,625,000	$1,695,547
Verizon Communications, Inc. sr. unsec. unsub. notes
2.946%, 3/15/22	641,000	651,861
Videotron, Ltd. company guaranty sr. unsec. unsub. notes
5.00%, 7/15/22 (Canada)	340,000	367,200
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes
5.125%, 4/15/27 (Canada)	765,000	795,371
West Corp. 144A company guaranty sr. unsec. sub. notes
5.375%, 7/15/22	285,000	287,850
Windstream Services, LLC company guaranty sr. unsec. notes
6.375%, 8/1/23	254,000	179,705
		38,388,205
Conglomerates (0.2%)
General Electric Co. jr. unsec. sub. FRB Ser. D, 5.00%,
perpetual maturity	378,000	396,269
General Electric Co. sr. unsec. bonds 4.50%, 3/11/44	1,140,000	1,276,131
Siemens Financieringsmaatschappij NV 144A company guaranty
sr. unsec. notes 2.20%, 3/16/20 (Netherlands)	4,075,000	4,085,229
		5,757,629
Consumer cyclicals (2.0%)
21st Century Fox America, Inc. company guaranty sr. unsec. notes
7.75%, 1/20/24	350,000	429,683
21st Century Fox America, Inc. company guaranty sr. unsec. unsub.
notes 7.75%, 12/1/45	1,425,000	2,158,251
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec.
notes 3.55%, 7/26/27 (Canada)	380,000	383,872
Amazon.com, Inc. sr. unsec. notes 1.20%, 11/29/17	851,000	850,851
Amazon.com, Inc. 144A sr. unsec. notes 3.15%, 8/22/27	1,555,000	1,566,104
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
notes 6.125%, 5/15/27	210,000	207,375
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
sub. notes 5.875%, 11/15/26	225,000	221,906
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
sub. notes 5.875%, 2/15/22	44,000	44,330
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
sub. notes 5.75%, 6/15/25	95,000	93,338
American Builders & Contractors Supply Co., Inc. 144A sr. unsec.
notes 5.75%, 12/15/23	215,000	228,975
American Tire Distributors, Inc. 144A sr. unsec. sub. notes
10.25%, 3/1/22	415,000	432,762
Autonation, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 2/1/20	908,000	969,528
Bon-Ton Department Stores, Inc. (The) company guaranty notes
8.00%, 6/15/21	132,000	47,520
Boyd Gaming Corp. company guaranty sr. unsec. sub. notes
6.875%, 5/15/23	110,000	117,632
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes
6.375%, 4/1/26	75,000	81,844
Brookfield Residential Properties, Inc. 144A company guaranty sr.
unsec. notes 6.50%, 12/15/20 (Canada)	214,000	219,083

Dynamic Asset Allocation Balanced Fund 43

	Principal
CORPORATE BONDS AND NOTES (16.2%)* cont.	amount	Value
Consumer cyclicals cont.
Brookfield Residential Properties, Inc./Brookfield Residential
US Corp. 144A company guaranty sr. unsec. notes 6.125%,
7/1/22 (Canada)	$344,000	$359,755
CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes
5.875%, 11/15/24	65,000	71,013
CBS Corp. company guaranty sr. unsec. unsub. bonds
2.90%, 1/15/27	232,000	219,339
CBS Corp. company guaranty sr. unsec. unsub. notes
4.60%, 1/15/45	760,000	773,239
CBS Corp. company guaranty sr. unsec. unsub. notes
3.50%, 1/15/25	296,000	301,159
CBS Radio, Inc. 144A company guaranty sr. unsec. notes
7.25%, 11/1/24	125,000	133,438
CCM Merger, Inc. 144A sr. unsec. notes 6.00%, 3/15/22	85,000	87,879
Cinemark USA, Inc. company guaranty sr. unsec. notes
5.125%, 12/15/22	99,000	101,599
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes
4.875%, 6/1/23	53,000	53,530
Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. sub. notes 7.625%, 3/15/20	130,000	128,700
Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. unsub. notes 6.50%, 11/15/22	420,000	432,600
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25	625,000	614,063
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr.
unsec. notes 5.25%, 10/15/25	360,000	360,000
Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23	355,000	381,625
Diamond Resorts International, Inc. 144A sr. unsec. notes
10.75%, 9/1/24	145,000	154,425
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	585,000	597,870
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26	1,680,000	1,614,221
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes
7.00%, 8/1/23	185,000	200,263
Expedia, Inc. company guaranty sr. unsec. unsub. notes
5.95%, 8/15/20	535,000	584,571
Expedia, Inc. company guaranty sr. unsec. unsub. notes
5.00%, 2/15/26	457,000	497,116
Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26	1,825,000	1,897,226
Gartner, Inc. 144A company guaranty sr. unsec. notes
5.125%, 4/1/25	140,000	147,700
General Motors Financial Co., Inc. company guaranty sr. unsec.
notes 4.00%, 10/6/26	1,559,000	1,561,819
General Motors Financial Co., Inc. company guaranty sr. unsec.
notes 3.25%, 5/15/18	177,000	178,585
General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. notes 4.30%, 7/13/25	288,000	297,356
General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. notes 4.00%, 1/15/25	170,000	173,377
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
sub. notes 4.875%, 11/1/20	130,000	137,313
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
unsub. notes 5.375%, 4/15/26	105,000	114,581

44 Dynamic Asset Allocation Balanced Fund

		Principal
CORPORATE BONDS AND NOTES (16.2%)* cont.		amount	Value
Consumer cyclicals cont.
Gray Television, Inc. 144A company guaranty sr. unsec. notes
5.875%, 7/15/26		$250,000	$257,500
Great Canadian Gaming Corp. 144A company guaranty sr. unsec.
notes 6.625%, 7/25/22 (Canada)	CAD	165,000	137,002
Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%,
1/15/40 (Mexico)		$545,000	662,768
GW Honos Security Corp. 144A company guaranty sr. unsec. notes
8.75%, 5/15/25 (Canada)		300,000	320,250
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes
4.625%, 5/15/24		150,000	156,188
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
company guaranty sr. unsec. notes 4.875%, 4/1/27		1,565,000	1,643,250
Historic TW, Inc. company guaranty sr. unsec. unsub. bonds
9.15%, 2/1/23		25,000	32,232
Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22		795,000	807,636
Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21 R		184,000	204,804
Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22 R		851,000	926,069
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		375,000	382,500
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		893,000	974,348
Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23		100,000	101,402
iHeartCommunications, Inc. company guaranty sr. notes
9.00%, 12/15/19		117,000	88,335
IHO Verwaltungs GmbH 144A sr. notes 4.75%, 9/15/26 (Germany) ‡‡		260,000	264,875
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25
(United Kingdom)		1,460,000	1,565,850
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company
guaranty notes 10.25%, 11/15/22		450,000	491,625
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company
guaranty sr. notes 6.75%, 11/15/21		410,000	429,988
Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24		85,000	91,588
Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%,
10/15/19 ‡‡		100,000	97,250
Lamar Media Corp. company guaranty sr. unsec. sub. notes
5.875%, 2/1/22		84,000	86,520
Lamar Media Corp. company guaranty sr. unsec. sub. notes
5.375%, 1/15/24		90,000	94,725
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27		1,084,000	1,079,885
Lennar Corp. company guaranty sr. unsec. unsub. notes
4.75%, 11/15/22		135,000	142,763
Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes
5.875%, 11/1/24		245,000	256,638
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 11/1/24		115,000	119,025
Masonite International Corp. 144A company guaranty sr. unsec.
notes 5.625%, 3/15/23		336,000	351,641
Mattamy Group Corp. 144A sr. unsec. notes 6.875%,
12/15/23 (Canada)		60,000	62,663
Mattamy Group Corp. 144A sr. unsec. notes 6.50%,
10/1/25 (Canada)		175,000	179,375
MGM Resorts International company guaranty sr. unsec. notes
6.75%, 10/1/20		230,000	253,575

Dynamic Asset Allocation Balanced Fund 45

	Principal
CORPORATE BONDS AND NOTES (16.2%)* cont.	amount	Value
Consumer cyclicals cont.
MGM Resorts International company guaranty sr. unsec. unsub.
notes 8.625%, 2/1/19	$70,000	$75,425
MGM Resorts International company guaranty sr. unsec. unsub.
notes 6.625%, 12/15/21	175,000	196,875
Moody’s Corp. 144A sr. unsec. bonds 3.25%, 1/15/28	400,000	397,300
Navistar International Corp. company guaranty sr. unsec. notes
8.25%, 11/1/21	258,000	258,968
Neiman Marcus Group, LLC (The) company guaranty sr. notes
7.125%, 6/1/28	185,000	112,850
Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub.
notes 8.75%, 10/15/21 ‡‡	150,000	70,500
Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub.
notes 8.00%, 10/15/21	60,000	31,200
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec.
notes 5.625%, 8/1/24	290,000	300,150
Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr.
unsec. notes 5.00%, 2/1/25 (Luxembourg)	135,000	140,569
Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr.
unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)	75,000	77,063
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty
sr. unsec. sub. notes 5.00%, 4/15/22	170,000	176,163
O’Reilly Automotive, Inc. company guaranty sr. unsec. notes
3.85%, 6/15/23	115,000	120,035
O’Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes
3.55%, 3/15/26	430,000	431,000
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes
3.60%, 4/15/26	1,225,000	1,234,921
Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. sub. notes 5.875%, 3/15/25	95,000	99,513
Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. sub. notes 5.625%, 2/15/24	152,000	158,460
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	170,000	176,375
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.75%, 10/1/22	127,000	131,140
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.50%, 5/15/26	135,000	139,556
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.375%, 12/1/24	110,000	113,300
PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23	95,000	74,081
Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25	786,000	809,488
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
7.875%, 6/15/32	288,000	352,887
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 3/1/26	400,000	436,160
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	195,000	201,946
Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23	444,000	457,320
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
144A sr. notes 6.125%, 8/15/21	300,000	302,625
S&P Global, Inc. company guaranty sr. unsec. unsub. notes
4.40%, 2/15/26	490,000	527,967

46 Dynamic Asset Allocation Balanced Fund

	Principal
CORPORATE BONDS AND NOTES (16.2%)* cont.	amount	Value
Consumer cyclicals cont.
S&P Global, Inc. company guaranty sr. unsec. unsub. notes
2.95%, 1/22/27	$800,000	$769,475
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23	135,000	139,901
Scientific Games International, Inc. company guaranty sr. unsec.
notes 10.00%, 12/1/22	770,000	852,775
Scientific Games International, Inc. 144A company guaranty sr.
notes 7.00%, 1/1/22	255,000	270,619
Sinclair Television Group, Inc. 144A company guaranty sr. unsec.
sub. notes 5.625%, 8/1/24	495,000	507,994
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes
6.00%, 7/15/24	140,000	150,675
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	1,265,000	1,291,881
Six Flags Entertainment Corp. 144A company guaranty sr. unsec.
bonds 5.50%, 4/15/27	320,000	328,000
Six Flags Entertainment Corp. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 7/31/24	400,000	407,000
Spectrum Brands, Inc. company guaranty sr. unsec. notes
5.75%, 7/15/25	95,000	101,175
Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes
6.625%, 11/15/22	4,000	4,160
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes
6.125%, 12/15/24	70,000	74,988
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24	310,000	329,468
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	1,245,000	1,297,913
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP
Gaming Finance Corp. 144A company guaranty sr. unsub. notes
5.875%, 5/15/25	205,000	201,413
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
144A company guaranty sr. unsec. notes 5.25%, 4/15/21	77,000	79,021
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24	90,000	93,713
Time Warner, Inc. company guaranty sr. unsec. unsub. bonds
3.80%, 2/15/27	1,250,000	1,250,291
Time Warner, Inc. company guaranty sr. unsec. unsub. bonds
2.95%, 7/15/26	594,000	561,015
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes
6.50%, 4/1/23	40,000	40,600
Toyota Motor Credit Corp. sr. unsec. unsub. bonds Ser. GMTN,
1.55%, 7/13/18	865,000	865,488
Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN,
2.00%, 10/24/18	798,000	801,823
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty
sr. unsec. unsub. notes 5.875%, 6/15/24	225,000	240,750
Tribune Media Co. company guaranty sr. unsec. notes
5.875%, 7/15/22	105,000	109,200
Univision Communications, Inc. 144A company guaranty sr. sub.
notes 5.125%, 2/15/25	260,000	262,275
Viacom, Inc. sr. unsec. unsub. notes 4.50%, 3/1/21	430,000	452,071
Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25	110,000	116,924
Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5.00%, 10/25/40	50,000	59,405
Walt Disney Co. (The) sr. unsec. notes 2.75%, 8/16/21	165,000	168,237

Dynamic Asset Allocation Balanced Fund 47

	Principal
CORPORATE BONDS AND NOTES (16.2%)* cont.	amount	Value
Consumer cyclicals cont.
Walt Disney Co. (The) sr. unsec. unsub. notes 4.375%, 8/16/41	$65,000	$69,927
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr.
unsec. notes 8.75%, 7/15/25	340,000	343,400
WMG Acquisition Corp. 144A company guaranty sr. notes
5.00%, 8/1/23	185,000	191,013
Wolverine World Wide, Inc. 144A company guaranty sr. unsec.
bonds 5.00%, 9/1/26	155,000	155,047
Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27	605,000	607,135
Wyndham Worldwide Corp. sr. unsec. unsub. notes 5.625%, 3/1/21	460,000	488,899
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company
guaranty sr. unsec. sub. notes 5.25%, 5/15/27	210,000	213,935
		53,991,129
Consumer staples (1.3%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty
notes 6.00%, 4/1/22 (Canada)	42,000	43,323
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty
notes 5.00%, 10/15/25 (Canada)	175,000	177,625
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty
notes 5.00%, 10/15/25 (Canada) ##	120,000	121,800
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr.
notes 4.625%, 1/15/22 (Canada)	65,000	66,463
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr.
sub. notes 4.25%, 5/15/24 (Canada)	205,000	205,718
Altria Group, Inc. company guaranty sr. unsec. notes 9.25%, 8/6/19	10,000	11,325
Altria Group, Inc. company guaranty sr. unsec. unsub. notes
4.00%, 1/31/24	254,000	270,064
Altria Group, Inc. company guaranty sr. unsec. unsub. notes
2.85%, 8/9/22	1,270,000	1,294,374
Altria Group, Inc. company guaranty sr. unsec. unsub. notes
2.625%, 1/14/20	1,865,000	1,893,809
Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec.
unsub. bonds 4.90%, 2/1/46	4,176,000	4,717,074
Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec.
unsub. bonds 3.65%, 2/1/26	1,843,000	1,906,606
Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec.
unsub. notes 2.65%, 2/1/21	1,325,000	1,346,519
Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec.
unsub. notes 1.25%, 1/17/18	314,000	313,814
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. notes 2.50%, 7/15/22	495,000	499,113
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	95,000	100,225
Ashtead Capital, Inc. 144A company guaranty notes
5.625%, 10/1/24	240,000	256,800
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	1,910,000	1,967,300
Ashtead Capital, Inc. 144A notes 4.125%, 8/15/25	270,000	278,100
BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A
company guaranty sub. notes 9.25%, 3/15/24	440,000	473,550
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes
8.50%, 7/15/25	250,000	270,625
CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes
8.00%, 2/15/22	215,000	223,063

48 Dynamic Asset Allocation Balanced Fund

		Principal
CORPORATE BONDS AND NOTES (16.2%)* cont.		amount	Value
Consumer staples cont.
Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21		$312,000	$331,110
Coca-Cola Co. (The) sr. unsec. unsub. bonds 2.25%, 9/1/26		430,000	407,620
Constellation Brands, Inc. company guaranty sr. unsec. unsub.
bonds 3.70%, 12/6/26		320,000	327,299
CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22		732,000	800,590
CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18		865,000	868,866
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		36,700	41,409
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		322,619	343,011
Dean Foods Co. 144A company guaranty sr. unsec. notes
6.50%, 3/15/23		120,000	121,800
Diageo Investment Corp. company guaranty sr. unsec. notes
8.00%, 9/15/22		165,000	206,844
Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25	EUR	225,000	269,901
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds
4.50%, 2/15/45		$550,000	547,035
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes
7.00%, 10/15/37		509,000	669,510
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes
5.625%, 3/15/42		462,000	534,261
Fresh Market, Inc. (The) 144A company guaranty sr. notes
9.75%, 5/1/23		185,000	112,850
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes
8.75%, 10/1/25		400,000	407,000
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		645,000	652,256
Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. notes
3.875%, 6/27/24 (Mexico)		515,000	530,642
Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. unsub.
notes 4.875%, 6/27/44 (Mexico)		400,000	399,809
High Ridge Brands Co. 144A company guaranty sr. unsec. notes
8.875%, 3/15/25		225,000	214,313
Kellogg Co. sr. unsec. unsub. notes 3.25%, 4/1/26		1,125,000	1,124,310
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 5.25%, 6/1/26		190,000	201,163
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 5.00%, 6/1/24		190,000	200,213
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 4.75%, 6/1/27		140,000	144,200
Kraft Heinz Co. (The) company guaranty sr. unsec. bonds
4.375%, 6/1/46		540,000	533,214
Kraft Heinz Co. (The) company guaranty sr. unsec. FRN BBA LIBOR
USD 3 Month + 0.82%, 2.129%, 8/10/22		1,045,000	1,044,961
Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes
6.50%, 2/9/40		420,000	521,540
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 11/1/26		1,285,000	1,349,250
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.625%, 11/1/24		60,000	62,550
McDonald’s Corp. sr. unsec. unsub. notes 6.30%, 10/15/37		302,000	390,000
McDonald’s Corp. sr. unsec. unsub. notes 5.70%, 2/1/39		393,000	479,012
Molson Coors Brewing Co. 144A company guaranty sr. unsec.
unsub. notes 1.90%, 3/15/19		1,420,000	1,417,978

Dynamic Asset Allocation Balanced Fund 49

	Principal
CORPORATE BONDS AND NOTES (16.2%)* cont.	amount	Value
Consumer staples cont.
Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26	$1,615,000	$1,700,659
PepsiCo, Inc. sr. unsec. unsub. bonds 3.45%, 10/6/46	190,000	180,271
Pilgrim’s Pride Corp. 144A company guaranty sr. unsec. notes
5.75%, 3/15/25	70,000	72,275
Revlon Consumer Products Corp. company guaranty sr. unsec.
notes 6.25%, 8/1/24	385,000	297,413
Revlon Consumer Products Corp. company guaranty sr. unsec.
sub. notes 5.75%, 2/15/21	88,000	76,780
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes
6.125%, 4/1/23	180,000	174,825
Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26	80,000	79,732
Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes
3.30%, 11/18/21	505,000	521,780
		34,795,542
Energy (1.5%)
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 144A
company guaranty sr. unsec. notes 7.875%, 12/15/24	445,000	480,600
Anadarko Petroleum Corp. sr. unsec. unsub. bonds 6.95%, 6/15/19	215,000	231,679
Andeavor Logistics LP/Tesoro Logistics Finance Corp. company
guaranty sr. unsec. notes 5.25%, 1/15/25	110,000	117,838
Antero Resources Corp. company guaranty sr. unsec. notes
5.625%, 6/1/23	55,000	57,338
Antero Resources Corp. company guaranty sr. unsec. sub. notes
5.375%, 11/1/21	90,000	92,363
Antero Resources Corp. company guaranty sr. unsec. sub. notes
5.125%, 12/1/22	185,000	189,163
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	50,000	52,363
Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22	254,000	257,633
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr.
unsec. notes 10.00%, 4/1/22	135,000	144,788
BP Capital Markets PLC company guaranty sr. unsec. bonds
3.119%, 5/4/26 (United Kingdom)	695,000	694,642
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes
3.279%, 9/19/27 (United Kingdom)	875,000	874,150
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes
2.315%, 2/13/20 (United Kingdom)	310,000	312,565
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes
1.768%, 9/19/19 (United Kingdom)	535,000	535,219
Calfrac Holdings LP 144A company guaranty sr. unsec. unsub.
notes 7.50%, 12/1/20	140,000	134,575
California Resources Corp. company guaranty sr. unsec. sub. notes
5.00%, 1/15/20	165,000	103,125
California Resources Corp. 144A company guaranty notes
8.00%, 12/15/22	170,000	110,500
Canadian Natural Resources, Ltd. sr. unsec. unsub. bonds 3.85%,
6/1/27 (Canada)	280,000	283,456
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	597,000	687,297
Cenovus Energy, Inc. 144A sr. unsec. notes 4.25%,
4/15/27 (Canada)	530,000	525,486
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.875%, 3/31/25	530,000	570,413

50 Dynamic Asset Allocation Balanced Fund

	Principal
CORPORATE BONDS AND NOTES (16.2%)* cont.	amount	Value
Energy cont.
Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr.
bonds 5.125%, 6/30/27	$735,000	$757,050
Chesapeake Energy Corp. company guaranty sr. unsec. notes
5.75%, 3/15/23	40,000	36,900
Chesapeake Energy Corp. 144A company guaranty notes
8.00%, 12/15/22	191,000	205,803
Chesapeake Energy Corp. 144A company guaranty sr. unsec.
bonds 8.00%, 6/15/27	90,000	89,100
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes
8.00%, 1/15/25	100,000	101,000
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes
8.00%, 1/15/25	80,000	80,800
Chevron Corp. sr. unsec. unsub. notes 1.561%, 5/16/19	1,110,000	1,108,430
Chevron Corp. sr. unsec. unsub. notes 1.104%, 12/5/17	851,000	850,592
Concho Resources, Inc. company guaranty sr. unsec. notes
3.75%, 10/1/27	1,239,000	1,244,512
ConocoPhillips Co. company guaranty sr. unsec. unsub. notes
1.05%, 12/15/17	865,000	864,343
Continental Resources, Inc. company guaranty sr. unsec. bonds
4.90%, 6/1/44	180,000	163,350
Continental Resources, Inc. company guaranty sr. unsec. notes
3.80%, 6/1/24	115,000	110,975
Continental Resources, Inc. company guaranty sr. unsec. sub.
notes 5.00%, 9/15/22	50,000	50,813
Continental Resources, Inc. company guaranty sr. unsec. unsub.
notes 4.50%, 4/15/23	170,000	170,425
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company
guaranty sr. unsec. notes 7.50%, 5/15/25	160,000	165,800
DCP Midstream Operating LP company guaranty sr. unsec. notes
3.875%, 3/15/23	125,000	122,500
DCP Midstream Operating LP company guaranty sr. unsec. notes
2.70%, 4/1/19	285,000	283,575
Denbury Resources, Inc. company guaranty sr. unsec. sub. notes
6.375%, 8/15/21	140,000	84,000
Denbury Resources, Inc. 144A company guaranty notes
9.00%, 5/15/21	182,000	177,678
Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22	190,000	192,248
Diamondback Energy, Inc. company guaranty sr. unsec. unsub.
notes 5.375%, 5/31/25	370,000	385,725
Diamondback Energy, Inc. company guaranty sr. unsec. unsub.
notes 4.75%, 11/1/24	100,000	102,000
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec.
notes 8.125%, 9/15/23	330,000	354,750
EP Energy, LLC/Everest Acquisition Finance, Inc. company
guaranty sr. unsec. sub. notes 9.375%, 5/1/20	342,000	284,715
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company
guaranty notes 8.00%, 2/15/25	150,000	116,813
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company
guaranty sr. notes 8.00%, 11/29/24	60,000	60,600
EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27	800,000	800,141

Dynamic Asset Allocation Balanced Fund 51

	Principal
CORPORATE BONDS AND NOTES (16.2%)* cont.	amount	Value
Energy cont.
FTS International, Inc. 144A company guaranty sr. sub. FRN BBA
LIBOR USD 3 Month + 7.50%, 8.82%, 6/15/20	$65,000	$66,056
Halcon Resources Corp. 144A company guaranty notes
12.00%, 2/15/22	55,000	66,275
Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31	175,000	204,756
Holly Energy Partners LP/Holly Energy Finance Corp. 144A
company guaranty sr. unsec. notes 6.00%, 8/1/24	365,000	382,794
Jonah Energy, LLC/Jonah Energy Finance Corp. 144A company
guaranty sr. unsec. notes 7.25%, 10/15/25	445,000	448,894
Laredo Petroleum, Inc. company guaranty sr. unsec. notes
7.375%, 5/1/22	225,000	232,875
Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes
5.625%, 1/15/22	95,000	95,713
Lukoil International Finance BV 144A company guaranty sr. unsec.
notes 4.563%, 4/24/23 (Russia)	200,000	208,000
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	170,000	204,561
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%,
3/31/24 (Canada)	105,000	90,038
MEG Energy Corp. 144A company guaranty sr. unsec. notes
6.375%, 1/30/23 (Canada)	70,000	61,075
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	80,000	78,100
Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20	720,000	768,404
MPLX LP sr. unsec. unsub. notes 4.125%, 3/1/27	470,000	478,543
Murphy Oil Corp. sr. unsec. unsub. notes 5.75%, 8/15/25	170,000	175,083
Murray Energy Corp. 144A notes 11.25%, 4/15/21	190,000	113,288
Nabors Industries, Inc. company guaranty sr. unsec. unsub. notes
4.625%, 9/15/21	460,000	451,260
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22	185,000	197,488
Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26	70,000	73,588
Noble Holding International, Ltd. company guaranty sr. unsec.
unsub. notes 7.75%, 1/15/24	265,000	235,188
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes
6.875%, 1/15/23	55,000	55,825
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes
6.875%, 3/15/22	160,000	162,800
Occidental Petroleum Corp. sr. unsec. unsub. bonds
4.40%, 4/15/46	1,095,000	1,163,762
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%,
5/20/23 (Indonesia)	200,000	209,933
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.375%, 1/17/27 (Brazil)	725,000	798,225
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 8.75%, 5/23/26 (Brazil)	513,000	616,241
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 8.375%, 5/23/21 (Brazil)	598,000	691,662
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.25%, 3/17/24 (Brazil)	3,272,000	3,496,950
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.125%, 1/17/22 (Brazil)	127,000	136,525
Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5.375%, 4/12/27 (Venezuela)	12,000	3,615

52 Dynamic Asset Allocation Balanced Fund

	Principal
CORPORATE BONDS AND NOTES (16.2%)* cont.	amount	Value
Energy cont.
Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 6.00%, 11/15/26 (Venezuela)	$575,000	$174,513
Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds
5.625%, 1/23/46 (Mexico)	110,000	102,300
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
6.375%, 1/23/45 (Mexico)	220,000	223,850
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
5.50%, 1/21/21 (Mexico)	1,250,000	1,334,939
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4.875%, 1/18/24 (Mexico)	220,000	228,140
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4.50%, 1/23/26 (Mexico)	1,834,000	1,830,882
Precision Drilling Corp. company guaranty sr. unsec. notes 7.75%,
12/15/23 (Canada)	220,000	224,675
Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%,
11/15/24 (Canada)	10,000	9,200
Range Resources Corp. 144A company guaranty sr. unsec. sub.
notes 5.75%, 6/1/21	390,000	405,600
Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23	57,000	59,732
Rose Rock Midstream LP/Rose Rock Finance Corp. company
guaranty sr. unsec. sub. notes 5.625%, 11/15/23	75,000	72,938
Rose Rock Midstream LP/Rose Rock Finance Corp. company
guaranty sr. unsec. sub. notes 5.625%, 7/15/22	50,000	48,875
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	525,000	529,232
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24	155,000	172,433
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	508,000	541,823
SemGroup Corp. 144A company guaranty sr. unsec. notes
6.375%, 3/15/25	175,000	171,500
SESI, LLC company guaranty sr. unsec. unsub. notes
7.125%, 12/15/21	95,000	96,900
SESI, LLC 144A company guaranty sr. unsec. notes 7.75%, 9/15/24	95,000	98,325
Seven Generations Energy, Ltd. 144A company guaranty sr. unsec.
notes 5.375%, 9/30/25 (Canada)	175,000	176,313
Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%,
5/1/23 (Canada)	90,000	94,950
Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%,
5/15/20 (Canada)	143,000	149,435
Seventy Seven Energy, Inc. escrow sr. unsec. notes
6.50%, 7/15/22 F	65,000	7
Seventy Seven Operating, LLC escrow company guaranty sr.
unsec. unsub. notes 6.625%, 11/15/19 F	130,000	13
Shelf Drilling Holdings, Ltd. 144A company guaranty notes
9.50%, 11/2/20	195,000	197,194
Shell International Finance BV company guaranty sr. unsec. unsub.
notes 2.125%, 5/11/20 (Netherlands)	205,000	206,247
SM Energy Co. sr. unsec. notes 6.50%, 11/15/21	184,000	185,840
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	100,000	94,250
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	140,000	140,000
SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23	45,000	45,338
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22	165,000	165,413

Dynamic Asset Allocation Balanced Fund 53

	Principal
CORPORATE BONDS AND NOTES (16.2%)* cont.	amount	Value
Energy cont.
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	$750,000	$744,141
Statoil ASA company guaranty sr. unsec. notes 5.10%,
8/17/40 (Norway)	235,000	273,243
Statoil ASA company guaranty sr. unsec. unsub. notes 2.90%,
11/8/20 (Norway)	710,000	726,787
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A
company guaranty sr. unsec. bonds 5.50%, 1/15/28	95,000	96,544
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27	145,000	150,981
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. company guaranty sr. unsec. notes 5.125%, 2/1/25	75,000	77,250
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%,
3/15/77 (Canada)	640,000	655,200
Valero Energy Partners LP sr. unsec. unsub. notes
4.375%, 12/15/26	182,000	187,818
Weatherford International, Ltd. company guaranty sr. unsec.
unsub. notes 8.25%, 6/15/23	55,000	56,650
Weatherford International, Ltd. 144A company guaranty sr. unsec.
sub. notes 9.875%, 2/15/24	95,000	104,500
Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32	230,000	297,276
Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31	7,000	8,522
Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	582,000	611,746
Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22	445,000	459,772
Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes
4.875%, 3/15/24	302,000	316,064
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	75,000	84,094
WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20	175,000	190,313
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22	323,000	333,901
		40,543,007
Financials (5.0%)
ABN AMRO Bank NV 144A sr. unsec. notes 2.45%,
6/4/20 (Netherlands)	830,000	835,462
AIG Global Funding 144A sr. notes 2.15%, 7/2/20	660,000	659,070
AIG Life Holdings, Inc. company guaranty jr. unsec. sub. bonds
8.125%, 3/15/46	600,000	801,000
Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27	1,630,000	1,631,106
Alliance Data Systems Corp. 144A company guaranty sr. unsec.
notes 5.375%, 8/1/22	130,000	133,900
Alliant Holdings Intermediate, LLC 144A sr. unsec. notes
8.25%, 8/1/23	115,000	121,588
Ally Financial, Inc. company guaranty sr. unsec. notes
8.00%, 11/1/31	337,000	434,696
Ally Financial, Inc. company guaranty sr. unsec. unsub. notes
8.00%, 3/15/20	70,000	78,795
Ally Financial, Inc. company guaranty sr. unsec. unsub. notes
6.25%, 12/1/17	104,000	104,598
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	810,000	878,202
Ally Financial, Inc. unsec. sub. notes 8.00%, 12/31/18	77,000	82,294
American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%,
perpetual maturity	235,000	238,819
American Express Co. sr. unsec. bonds 8.125%, 5/20/19	865,000	950,802

54 Dynamic Asset Allocation Balanced Fund

	Principal
CORPORATE BONDS AND NOTES (16.2%)* cont.	amount	Value
Financials cont.
American Express Co. sr. unsec. notes 7.00%, 3/19/18	$627,000	$642,630
American International Group, Inc. jr. unsec. sub. FRB
8.175%, 5/15/58	414,000	564,075
ANZ New Zealand Int’l, Ltd./London 144A company guaranty sr.
unsec. notes 2.875%, 1/25/22 (United Kingdom)	1,735,000	1,752,340
Australia & New Zealand Banking Group, Ltd. sr. unsec. notes
Ser. MTN, 2.125%, 8/19/20 (Australia)	1,105,000	1,098,283
Australia & New Zealand Banking Group, Ltd./United
Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity
(United Kingdom)	200,000	226,000
AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual
maturity (France)	505,000	516,994
AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual
maturity (France)	370,000	423,650
Banco del Estado de Chile 144A sr. unsec. notes 2.00%,
11/9/17 (Chile)	450,000	448,878
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%,
perpetual maturity	478,000	522,813
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%,
perpetual maturity	60,000	67,838
Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN,
3.248%, 10/21/27	2,720,000	2,665,501
Bank of America Corp. sr. unsec. unsub. notes 2.00%, 1/11/18	1,299,000	1,300,435
Bank of America Corp. sr. unsec. unsub. notes Ser. MTN,
2.151%, 11/9/20	295,000	294,153
Bank of America Corp. unsec. sub. FRN BBA LIBOR USD 3 Month
+ 0.76%, 2.08%, 9/15/26	125,000	117,492
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	1,722,000	2,132,299
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%,
3/7/22 (Canada)	210,000	212,343
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%,
10/21/20 (Canada)	1,070,000	1,078,670
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.05%,
10/30/18 (Canada)	834,000	837,418
Bank of Nova Scotia (The) sr. unsec. unsub. notes 1.375%,
12/18/17 (Canada)	865,000	864,905
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub.
notes 2.20%, 7/20/20 (France)	1,250,000	1,249,501
Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21
(United Kingdom)	307,000	380,197
Barclays PLC unsec. sub. bonds 4.836%, 5/9/28 (United Kingdom)	205,000	212,366
Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7.25%, 2/1/18	240,000	244,471
Berkshire Hathaway Finance Corp. company guaranty sr. unsec.
notes 4.30%, 5/15/43	190,000	207,278
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	330,000	346,137
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	310,000	334,152
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,290,000	1,333,080
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23 R	390,000	424,475
Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19	395,000	433,009
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	655,000	737,487
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	215,000	220,935

Dynamic Asset Allocation Balanced Fund 55

	Principal
CORPORATE BONDS AND NOTES (16.2%)* cont.	amount	Value
Financials cont.
CBRE Services, Inc. company guaranty sr. unsec. notes
5.25%, 3/15/25	$240,000	$263,087
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes
5.00%, 3/15/23	100,000	103,615
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes
4.875%, 3/1/26	370,000	398,822
CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19	44,000	44,825
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	63,000	67,961
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22	273,000	295,441
CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19	35,000	36,575
Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%, perpetual maturity	688,000	743,900
Citigroup, Inc. jr. unsec. sub. FRN 5.875%, perpetual maturity	103,000	107,249
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	515,000	518,428
Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20	1,205,000	1,217,385
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	3,360,000	3,449,346
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	445,000	484,419
Citigroup, Inc. unsec. sub. notes 5.50%, 9/13/25	400,000	448,945
Citizens Bank NA/Providence RI sr. unsec. notes 2.25%, 3/2/20	1,450,000	1,451,918
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	390,000	416,326
Commerzbank AG 144A unsec. sub. notes 8.125%,
9/19/23 (Germany)	770,000	933,510
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%,
9/19/27 (Australia)	1,285,000	1,273,284
Commonwealth Bank of Australia 144A sr. unsec. notes 2.25%,
3/10/20 (Australia)	1,530,000	1,537,639
Commonwealth Bank of Australia/New York, NY sr. unsec. bonds
Ser. GMTN, 1.625%, 3/12/18	465,000	465,050
Credit Acceptance Corp. company guaranty sr. unsec. notes
7.375%, 3/15/23	70,000	74,025
Credit Acceptance Corp. company guaranty sr. unsec. notes
6.125%, 2/15/21	334,000	339,010
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual
maturity (Switzerland)	631,000	672,804
Credit Suisse Group AG 144A sr. unsec. bonds 4.282%,
1/9/28 (Switzerland)	955,000	994,744
Danske Bank A/S 144A sr. unsec. notes 2.70%, 3/2/22 (Denmark)	1,620,000	1,628,870
DFC Finance Corp. 144A company guaranty sr. notes
10.50%, 6/15/20	160,000	88,800
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31	125,000	160,328
Duke Realty LP company guaranty sr. unsec. unsub. notes
4.375%, 6/15/22 R	269,000	287,429
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes
5.25%, 5/1/25 R	220,000	227,425
Fairfax US, Inc. 144A company guaranty sr. unsec. notes
4.875%, 8/13/24	245,000	252,892
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	151,000	154,775
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	445,000	479,320
GE Capital International Funding Co. Unlimited Co. company
guaranty sr. unsec. bonds 4.418%, 11/15/35 (Ireland)	2,886,000	3,138,230
GE Capital International Funding Co. Unlimited Co. company
guaranty sr. unsec. notes 2.342%, 11/15/20 (Ireland)	1,525,000	1,533,569

56 Dynamic Asset Allocation Balanced Fund

	Principal
CORPORATE BONDS AND NOTES (16.2%)* cont.	amount	Value
Financials cont.
Goldman Sachs Group, Inc. (The) sr. unsec. notes 7.50%, 2/15/19	$990,000	$1,062,949
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
3.85%, 1/26/27	2,755,000	2,814,686
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
2.60%, 12/27/20	2,580,000	2,600,858
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
2.55%, 10/23/19	1,015,000	1,026,603
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
Ser. GLOB, 2.375%, 1/22/18	500,000	501,177
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	164,000	216,108
Hartford Financial Services Group, Inc. (The) sr. unsec. unsub.
notes 5.125%, 4/15/22	205,000	226,558
HCP, Inc. sr. unsec. notes 4.25%, 11/15/23 R	425,000	451,047
Healthcare Realty Trust, Inc. sr. unsec. unsub. notes
3.875%, 5/1/25 R	305,000	307,478
Hospitality Properties Trust sr. unsec. unsub. notes
4.50%, 3/15/25 R	55,000	56,523
HSBC Bank USA NA/New York NY unsec. sub. notes Ser. BKNT,
5.625%, 8/15/35 (United Kingdom)	250,000	305,601
HSBC Capital Funding LP 144A company guaranty jr. unsec. sub.
FRB 10.176%, perpetual maturity (Jersey)	185,000	294,035
HSBC Finance Corp. unsec. sub. notes 6.676%, 1/15/21	398,000	450,196
HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24	290,000	298,806
Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub.
notes 8.125%, 7/15/19 ‡‡	25,000	25,063
HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21	190,000	197,838
Huntington National Bank (The) sr. unsec. notes 2.375%, 3/10/20	785,000	789,558
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.75%, 2/1/24	150,000	158,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.25%, 2/1/22	145,000	151,163
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.00%, 8/1/20	67,000	69,141
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 5.875%, 2/1/22	127,000	130,810
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	2,130,000	2,425,680
Intelsat Connect Finance SA 144A company guaranty sr. unsec.
sub. notes 12.50%, 4/1/22 (Luxembourg)	10,000	9,781
International Lease Finance Corp. sr. unsec. unsub. notes
5.875%, 8/15/22	110,000	123,354
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22 R	95,000	98,325
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22 R	100,000	101,500
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%,
perpetual maturity	1,577,000	1,644,023
JPMorgan Chase & Co. sr. unsec. notes Ser. MTN, 2.295%, 8/15/21	1,250,000	1,249,053
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27	3,080,000	3,088,883
JPMorgan Chase Bank, NA unsec. sub. notes Ser. BKNT,
6.00%, 10/1/17	330,000	330,000
KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18	974,000	979,213
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec.
unsub. bonds 5.125%, 6/1/44	340,000	368,333

Dynamic Asset Allocation Balanced Fund 57

	Principal
CORPORATE BONDS AND NOTES (16.2%)* cont.	amount	Value
Financials cont.
KKR Group Finance Co., LLC 144A company guaranty sr. unsec.
unsub. notes 6.375%, 9/29/20	$725,000	$808,111
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub.
bonds 7.80%, 3/15/37	621,000	784,013
Lloyds Banking Group PLC unsec. sub. bonds 5.30%, 12/1/45
(United Kingdom)	436,000	510,119
Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24
(United Kingdom)	470,000	492,419
Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%,
perpetual maturity (United Kingdom)	180,000	206,100
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes
5.75%, 9/15/25	340,000	352,478
Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%,
7/29/20 (Australia)	595,000	602,975
Macquarie Group Ltd. 144A sr. unsec. notes 7.625%,
8/13/19 (Australia)	1,215,000	1,328,686
Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT,
2.05%, 8/17/20	1,155,000	1,153,187
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	300,000	402,000
MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21	460,000	497,754
Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23	130,000	132,111
Metropolitan Life Global Funding I 144A sr. notes 1.75%, 9/19/19	1,022,500	1,019,866
MGM Growth Properties Operating Partnership LP/MGP Finance
Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24 R	95,000	102,940
MGM Growth Properties Operating Partnership LP/MGP Finance
Co-Issuer, Inc. 144A sr. unsec. bonds 4.50%, 1/15/28 R	90,000	90,792
Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23 R	530,000	561,820
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%,
3/1/26 (Japan)	575,000	598,196
Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27	3,065,000	3,106,636
Morgan Stanley sr. unsec. unsub. notes 2.65%, 1/27/20	1,050,000	1,062,035
National Australia Bank, Ltd. 144A sr. unsec. FRN BBA LIBOR USD
3 Month + 0.69%, 2.007%, 12/9/19 (Australia)	1,570,000	1,582,328
National Australia Bank, Ltd., NY sr. unsec. notes 2.80%,
1/10/22 (Australia)	450,000	455,053
National Australia Bank, Ltd., NY sr. unsec. notes Ser. MTN, 2.125%,
5/22/20 (Australia)	1,565,000	1,563,416
Nationstar Mortgage, LLC/Nationstar Capital Corp. company
guaranty sr. unsec. unsub. notes 6.50%, 7/1/21	270,000	275,400
Nationwide Mutual Insurance Co. 144A unsec. sub. notes
8.25%, 12/1/31	210,000	300,148
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp.
144A sr. unsec. notes 4.875%, 4/15/45	405,000	390,205
Nordea Bank AB 144A sr. unsec. unsub. notes 2.25%,
5/27/21 (Sweden)	815,000	809,676
OneAmerica Financial Partners, Inc. 144A sr. unsec. notes
7.00%, 10/15/33	520,000	660,122
OneMain Financial Holdings, LLC 144A company guaranty sr.
unsec. sub. notes 6.75%, 12/15/19	120,000	124,500
OneMain Financial Holdings, LLC 144A company guaranty sr.
unsec. unsub. notes 7.25%, 12/15/21	95,000	99,156

58 Dynamic Asset Allocation Balanced Fund

	Principal
CORPORATE BONDS AND NOTES (16.2%)* cont.	amount	Value
Financials cont.
Peachtree Corners Funding Trust 144A company guaranty sr.
unsec. unsub. bonds 3.976%, 2/15/25	$995,000	$1,013,373
PNC Bank NA sr. unsec. notes Ser. BKNT, 2.00%, 5/19/20	700,000	698,671
Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22	375,000	406,500
Protective Life Global Funding 144A notes 2.262%, 4/8/20	665,000	665,082
Provident Funding Associates LP/PFG Finance Corp. 144A sr.
unsec. notes 6.375%, 6/15/25	285,000	299,250
Prudential Financial, Inc. jr. unsec. sub. FRN 8.875%, 6/15/38	270,000	282,960
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	265,000	289,725
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	200,000	212,420
Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23 R	155,000	168,508
Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22	800,000	799,638
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%,
3/2/20 (Canada)	1,575,000	1,581,876
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%,
7/27/18 (Canada)	865,000	869,458
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%,
1/27/26 (Canada)	615,000	658,474
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%,
perpetual maturity (United Kingdom)	202,000	211,545
Royal Bank of Scotland Group PLC unsec. sub. notes 4.70%, 7/3/18
(United Kingdom)	695,000	707,253
Santander Issuances SAU company guaranty unsec. sub. notes
5.179%, 11/19/25 (Spain)	600,000	644,062
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%,
9/15/25 (United Kingdom)	635,000	662,905
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23
(United Kingdom)	685,000	738,291
Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6.125%,
2/7/22 (Russia)	225,000	245,813
Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20 R	70,000	71,017
Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18 R	70,000	70,160
Skandinaviska Enskilda Banken AB sr. unsec. notes 2.30%,
3/11/20 (Sweden)	5,355,000	5,383,569
Societe Generale SA company guaranty sr. unsec. notes 2.75%,
10/12/17 (France)	380,000	380,134
Springleaf Finance Corp. company guaranty sr. unsec. unsub.
notes 8.25%, 12/15/20	355,000	401,150
Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19	85,000	88,485
Svenska Handelsbanken AB company guaranty sr. unsec. notes
1.95%, 9/8/20 (Sweden)	1,370,000	1,365,176
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec.
notes 4.25%, 12/6/42	385,000	393,736
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr.
unsec. notes 6.75%, 6/1/25	320,000	323,200
TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty
sr. notes 8.50%, 9/15/18	40,000	37,000
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%,
9/15/31 (Canada)	1,051,000	1,046,522
UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20
(United Kingdom)	775,000	774,302

Dynamic Asset Allocation Balanced Fund 59

	Principal
CORPORATE BONDS AND NOTES (16.2%)* cont.	amount	Value
Financials cont.
UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual
maturity (Switzerland)	$581,000	$637,650
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec.
notes 4.125%, 4/15/26 (Switzerland)	595,000	624,174
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec.
notes 3.00%, 4/15/21 (Switzerland)	2,320,000	2,345,815
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25	235,000	239,406
VEREIT Operating Partnership LP company guaranty sr. unsec.
notes 4.60%, 2/6/24 R	395,000	414,728
VEREIT Operating Partnership LP company guaranty sr. unsec.
unsub. bonds 4.875%, 6/1/26 R	195,000	209,381
Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub.
notes 6.80%, 11/22/25 (Russia)	1,900,000	2,140,812
VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%,
5/29/18 (Russia)	1,599,000	1,642,973
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%,
10/17/22 (Russia)	700,000	757,750
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%,
perpetual maturity	455,000	506,756
Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20	1,600,000	1,622,458
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.00%, 11/15/17	250,000	251,325
Westpac Banking Corp. sr. unsec. unsub. notes 4.875%,
11/19/19 (Australia)	485,000	513,282
Westpac Banking Corp. sr. unsec. unsub. notes 2.15%,
3/6/20 (Australia)	3,115,000	3,125,654
Westpac Banking Corp. sr. unsec. unsub. notes 2.00%,
8/19/21 (Australia)	550,000	541,739
WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24 R	210,000	220,001
		133,039,077
Health care (1.0%)
AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25	16,000	16,588
AbbVie, Inc. sr. unsec. notes 2.90%, 11/6/22	500,000	506,441
AbbVie, Inc. sr. unsec. notes 2.50%, 5/14/20	945,000	956,323
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23	410,000	396,163
Allergan Funding SCS company guaranty sr. unsec. notes 4.75%,
3/15/45 (Luxembourg)	214,000	231,527
Allergan Funding SCS company guaranty sr. unsec. notes 3.45%,
3/15/22 (Luxembourg)	318,000	329,739
Allergan Funding SCS company guaranty sr. unsec. notes 2.35%,
3/12/18 (Luxembourg)	615,000	616,792
AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec.
notes 7.875%, 9/1/23	175,000	177,188
Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20	730,000	757,072
ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25	335,000	322,438
AstraZeneca PLC sr. unsec. unsub. notes 6.45%, 9/15/37
(United Kingdom)	422,000	561,235
Becton Dickinson and Co. sr. unsec. unsub. bonds 4.669%, 6/6/47	1,406,000	1,475,040
Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27	1,207,000	1,220,385
Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22	975,000	1,024,801
BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21	135,000	123,525
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24	230,000	248,688

60 Dynamic Asset Allocation Balanced Fund

	Principal
CORPORATE BONDS AND NOTES (16.2%)* cont.	amount	Value
Health care cont.
Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25	$65,000	$67,438
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22	155,000	161,781
CHS/Community Health Systems, Inc. company guaranty sr. notes
6.25%, 3/31/23	120,000	117,900
CHS/Community Health Systems, Inc. company guaranty sr.
unsec. notes 6.875%, 2/1/22	574,000	450,590
CHS/Community Health Systems, Inc. company guaranty sr.
unsec. unsub. notes 8.00%, 11/15/19	60,000	58,425
CHS/Community Health Systems, Inc. company guaranty sr.
unsec. unsub. notes 7.125%, 7/15/20	145,000	130,863
Cigna Corp. sr. unsec. unsub. notes 4.50%, 3/15/21	490,000	522,037
Concordia International Corp. 144A company guaranty sr. unsec.
notes 7.00%, 4/15/23 (Canada)	145,000	24,650
Concordia International Corp. 144A sr. notes 9.00%,
4/1/22 (Canada)	45,000	34,988
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company
guaranty sr. unsec. notes 6.00%, 2/1/25 (Ireland)	285,000	230,850
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company
guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)	290,000	239,250
Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr.
unsec. unsub. notes 5.375%, 1/15/23	95,000	77,425
Halyard Health, Inc. company guaranty sr. unsec. unsub. notes
6.25%, 10/15/22	50,000	52,188
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	415,000	447,163
HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20	395,000	430,056
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	750,000	777,188
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	280,000	298,200
HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19	197,000	200,940
HCA, Inc. company guaranty sr. unsec. unsub. notes
7.50%, 2/15/22	34,000	39,015
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
144A company guaranty sr. unsec. notes 6.375%, 8/1/23	155,000	162,169
Johnson & Johnson sr. unsec. notes 5.15%, 7/15/18	542,000	557,284
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub.
notes 12.50%, 11/1/21	125,000	139,063
Mallinckrodt International Finance SA/Mallinckrodt CB,
LLC 144A company guaranty sr. unsec. unsub. notes 5.50%,
4/15/25 (Luxembourg)	105,000	94,763
Merck & Co., Inc. sr. unsec. unsub. notes 1.30%, 5/18/18	746,000	745,577
Molina Healthcare, Inc. company guaranty sr. unsec. notes
5.375%, 11/15/22	125,000	128,825
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes
4.875%, 6/15/25	50,000	49,250
Omega Healthcare Investors, Inc. company guaranty sr. unsec.
notes 4.50%, 4/1/27 R	880,000	878,900
Omega Healthcare Investors, Inc. company guaranty sr. unsec.
unsub. notes 4.95%, 4/1/24 R	354,000	371,095
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics
SA 144A sr. unsec. notes 6.625%, 5/15/22	170,000	166,600
Pfizer, Inc. sr. unsec. unsub. notes 1.70%, 12/15/19	1,315,000	1,314,300

Dynamic Asset Allocation Balanced Fund 61

	Principal
CORPORATE BONDS AND NOTES (16.2%)* cont.	amount	Value
Health care cont.
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds
4.00%, 11/28/44 (Switzerland)	$1,210,000	$1,262,293
Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22	123,000	126,383
Service Corp. International/US sr. unsec. unsub. notes
5.375%, 5/15/24	345,000	366,563
Shire Acquisitions Investments Ireland DAC company guaranty sr.
unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	830,000	818,412
Shire Acquisitions Investments Ireland DAC company guaranty sr.
unsec. unsub. notes 2.875%, 9/23/23 (Ireland)	675,000	670,800
Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes
6.50%, 5/15/23	90,000	93,600
Tenet Healthcare Corp. company guaranty sr. notes 4.75%, 6/1/20	23,000	23,752
Tenet Healthcare Corp. company guaranty sr. sub. notes
6.00%, 10/1/20	130,000	138,542
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22	140,000	142,450
Teva Pharmaceutical Finance Netherlands III BV company
guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)	577,000	531,819
UnitedHealth Group, Inc. sr. unsec. notes 6.00%, 2/15/18	387,000	393,247
UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.70%, 2/15/21	640,000	686,723
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42	550,000	566,228
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23	545,000	549,668
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 4/15/25	310,000	271,638
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.875%, 5/15/23	289,000	255,404
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 12/1/21	10,000	9,350
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 3/1/23	70,000	61,425
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 3/15/20	195,000	194,756
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsub. notes 7.00%, 3/15/24	265,000	282,911
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsub. notes 6.50%, 3/15/22	90,000	95,175
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25	125,000	131,563
		25,605,420
Technology (1.0%)
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47	1,680,000	1,807,009
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	335,000	351,179
Apple, Inc. sr. unsec. notes 2.10%, 5/6/19	2,865,000	2,886,112
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	493,000	535,712
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	600,000	605,392
Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20	792,000	796,067
Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19
(In default) †	223,000	188,435
Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company
guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	967,000	995,981
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A
company guaranty sr. unsec. notes 7.125%, 6/15/24	1,352,000	1,493,724

62 Dynamic Asset Allocation Balanced Fund

	Principal
CORPORATE BONDS AND NOTES (16.2%)* cont.	amount	Value
Technology cont.
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds
8.35%, 7/15/46	$222,000	$285,122
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes
5.45%, 6/15/23	1,289,000	1,410,681
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec.
notes 5.875%, 6/15/21	45,000	47,044
Fidelity National Information Services, Inc. sr. unsec. unsub. notes
5.00%, 10/15/25	105,000	116,964
First Data Corp. 144A company guaranty sr. unsec. unsub. notes
7.00%, 12/1/23	350,000	373,730
First Data Corp. 144A notes 5.75%, 1/15/24	205,000	214,481
First Data Corp. 144A sr. notes 5.375%, 8/15/23	160,000	167,360
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22	850,000	833,276
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec.
notes 8.625%, 11/15/24	560,000	597,576
Infor Software Parent, LLC/Infor Software Parent, Inc. 144A
company guaranty sr. unsec. notes 7.125%, 5/1/21 ‡‡	500,000	508,900
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22	350,000	362,905
Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20	55,000	56,581
Intel Corp. sr. unsec. unsub. notes 1.35%, 12/15/17	870,000	870,122
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes
4.875%, 9/15/27 R	400,000	408,000
Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18	81,000	82,980
Micron Technology, Inc. 144A sr. unsec. unsub. notes
5.25%, 1/15/24	145,000	152,613
Microsoft Corp. sr. unsec. unsub. bonds 3.30%, 2/6/27	1,310,000	1,356,378
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	855,000	826,409
Microsoft Corp. sr. unsec. unsub. notes 5.30%, 2/8/41	85,000	106,371
Microsoft Corp. sr. unsec. unsub. notes 4.20%, 6/1/19	555,000	578,377
Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21	2,030,000	1,994,154
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40	215,000	266,904
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	1,255,000	1,232,749
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22	485,000	487,795
Oracle Corp. sr. unsec. unsub. notes 2.25%, 10/8/19	2,295,000	2,323,456
Plantronics, Inc. 144A company guaranty sr. unsec. notes
5.50%, 5/31/23	165,000	171,188
Solera, LLC /Solera Finance, Inc. 144A sr. unsec. notes
10.50%, 3/1/24	125,000	142,306
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes
5.625%, 10/1/25	295,000	298,503
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	270,000	272,940
		26,205,476
Transportation (0.1%)
Burlington Northern Santa Fe, LLC sr. unsec. notes 5.40%, 6/1/41	240,000	290,469
Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes
5.75%, 5/1/40	155,000	196,837
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	480,000	479,996
Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19	160,761	176,435
FedEx Corp. company guaranty sr. unsec. unsub. notes
2.625%, 8/1/22	95,000	95,890

Dynamic Asset Allocation Balanced Fund 63

	Principal
CORPORATE BONDS AND NOTES (16.2%)* cont.	amount	Value
Transportation cont.
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec.
bonds 3.40%, 11/15/26	$254,000	$250,905
United AirLines, Inc. Pass-Through Trust pass-through certificates
Ser. 07-1, Class A, 6.636%, 7/2/22	84,471	91,623
United Airlines, Inc. Pass-Through Trust pass-through certificates
Ser. 14-2, Class A, 3.75%, 9/3/26	301,001	311,952
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr.
unsec. notes 6.375%, 4/1/23	375,000	389,063
		2,283,170
Utilities and power (0.8%)
AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25	830,000	872,538
AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23	44,000	45,210
AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27	105,000	107,625
AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21	164,000	186,960
American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds
5.00%, 9/1/44	870,000	982,254
Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42	80,000	87,611
Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds
6.125%, 4/1/36	152,000	195,109
Boardwalk Pipelines LP company guaranty sr. unsec. unsub.
4.45%, 7/15/27	240,000	244,366
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25	190,000	179,313
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	145,000	144,275
Calpine Corp. 144A company guaranty sr. sub. notes
5.875%, 1/15/24	24,000	24,810
Colorado Interstate Gas Co., LLC company guaranty sr. unsec.
notes 6.85%, 6/15/37	50,000	55,212
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36	133,000	168,717
Consolidated Edison Co. of New York, Inc. sr. unsec. notes
7.125%, 12/1/18	634,000	672,018
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes
4.20%, 3/15/42	275,000	291,805
Consolidated Edison, Inc. sr. unsec. unsub. notes Ser. A,
2.00%, 3/15/20	630,000	630,656
Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22	130,000	135,363
Dynegy, Inc. company guaranty sr. unsec. unsub. notes
7.625%, 11/1/24	50,000	51,813
Dynegy, Inc. 144A company guaranty sr. unsec. notes
8.125%, 1/30/26	260,000	268,450
Dynegy, Inc. 144A company guaranty sr. unsec. notes
8.00%, 1/15/25	75,000	77,625
EDP Finance BV 144A sr. unsec. unsub. notes 5.25%,
1/14/21 (Netherlands)	255,000	275,327
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub.
notes 8.375%, 6/15/32	65,000	83,538
Electricite de France (EDF) 144A sr. unsec. notes 6.50%,
1/26/19 (France)	375,000	397,283
Emera US Finance LP company guaranty sr. unsec. notes
3.55%, 6/15/26	360,000	362,424
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	830,000	872,923
Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24	1,354,000	1,453,858

64 Dynamic Asset Allocation Balanced Fund

	Principal
CORPORATE BONDS AND NOTES (16.2%)* cont.	amount	Value
Utilities and power cont.
Energy Transfer Partners LP sr. unsec. unsub. bonds
6.125%, 12/15/45	$185,000	$203,176
Energy Transfer Partners LP sr. unsec. unsub. bonds
4.20%, 4/15/27	980,000	992,250
Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42	185,000	210,048
Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	155,000	167,639
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27	6,000	6,093
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47	9,000	9,445
FirstEnergy Corp. sr. unsec. unsub. notes 4.25%, 3/15/23	517,000	546,967
GenOn Americas Generation, LLC sr. unsec. notes 8.50%, 10/1/21
(In default) †	185,000	169,738
GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20
(In default) †	102,000	74,205
IPALCO Enterprises, Inc. 144A sr. notes 3.70%, 9/1/24	245,000	245,600
Kinder Morgan Energy Partners LP company guaranty sr. unsec.
notes 5.40%, 9/1/44	123,000	127,873
Kinder Morgan Energy Partners LP company guaranty sr. unsec.
notes 3.50%, 3/1/21	599,000	613,138
Kinder Morgan Energy Partners LP company guaranty sr. unsec.
unsub. notes 3.45%, 2/15/23	300,000	303,349
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes
3.15%, 1/15/23	1,374,000	1,381,412
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes
Ser. GMTN, 7.75%, 1/15/32	107,000	137,493
MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29	400,000	526,158
Nevada Power Co. mtge. notes 7.125%, 3/15/19	265,000	284,412
NRG Energy, Inc. company guaranty sr. unsec. notes
7.25%, 5/15/26	175,000	188,125
NRG Energy, Inc. company guaranty sr. unsec. notes
6.625%, 1/15/27	265,000	277,588
NRG Energy, Inc. company guaranty sr. unsec. sub. notes
7.875%, 5/15/21	171,000	175,916
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%,
10/15/22 (Canada)	450,000	447,362
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42	175,000	213,746
Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22	170,000	181,233
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	760,000	755,834
Pacific Gas & Electric Co. sr. unsec. bonds 6.05%, 3/1/34	255,000	332,094
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub.
notes 4.20%, 6/15/22	655,000	697,192
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub.
notes 3.40%, 6/1/23	20,000	20,592
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	160,000	196,543
Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974%, 6/1/67	839,000	818,025
Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22	150,000	154,688
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc.
escrow company guaranty sr. notes 11.50%, 10/1/20	64,000	160
Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21	495,000	515,625
		19,840,802
Total corporate bonds and notes (cost $413,078,276)		$427,178,668

Dynamic Asset Allocation Balanced Fund 65

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (11.9%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (3.6%)
Government National Mortgage Association Pass-Through Certificates
4.00%, with due dates from 3/15/46 to 3/20/46	$928,502	$1,001,982
3.50%, with due dates from 5/20/47 to 8/20/47	81,657,415	85,002,612
3.50%, TBA, 10/1/47	9,000,000	9,356,485
		95,361,079
U.S. Government Agency Mortgage Obligations (8.3%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, with due dates from 9/1/45 to 11/1/45	25,254,052	26,620,786
Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 10/1/47	12,000,000	13,509,510
4.00%, 8/1/47 ##	9,086,647	9,588,188
4.00%, TBA, 11/1/47	1,000,000	1,051,172
4.00%, TBA, 10/1/47	2,000,000	2,105,468
3.50%, with due dates from 9/1/45 to 6/1/56	64,730,240	66,811,319
3.00%, with due dates from 4/1/46 to 3/1/47	12,257,588	12,322,023
3.00%, 12/1/31	26,616,183	27,380,358
3.00%, TBA, 11/1/47	23,000,000	23,035,938
3.00%, TBA, 10/1/47	24,000,000	24,075,000
3.00%, TBA, 10/1/32	11,000,000	11,303,359
2.50%, TBA, 10/1/47	1,000,000	967,891
		218,771,012
Total U.S. government and agency mortgage obligations (cost $313,643,091)		$314,132,091

	Principal
U.S. TREASURY OBLIGATIONS (—%)*	amount	Value
U.S. Treasury Notes
1.75%, 4/30/22 [i]	$255,000	$255,296
1.25%, 6/30/19 [i]	50,000	49,984
Total U.S. treasury obligations (cost $305,280)		$305,280

	Principal
MORTGAGE-BACKED SECURITIES (2.7%)*	amount	Value
Agency collateralized mortgage obligations (0.2%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK (-4.024 x 1 Month US LIBOR) + 25.793%,
20.826%, 4/15/37	$103,386	$158,439
IFB Ser. 3072, Class SM (-3.667 x 1 Month US LIBOR) + 23.796%,
19.27%, 11/15/35	61,057	88,432
IFB Ser. 3249, Class PS (-3.3 x 1 Month US LIBOR) + 22.275%,
18.201%, 12/15/36	64,752	90,238
IFB Ser. 2990, Class LB (-2.556 x 1 Month US LIBOR) + 16.945%,
13.791%, 6/15/34	117,426	140,179
IFB Ser. 3829, Class AS, IO (-1 x 1 Month US LIBOR) + 6.95%,
5.716%, 3/15/41	2,441,055	458,556
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2,
1 Month US LIBOR + 2.60%, 3.837%, 12/25/27	756,584	776,437
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2,
1 Month US LIBOR + 2.20%, 3.437%, 3/25/25	220,202	221,536
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M1,
1 Month US LIBOR + 1.25%, 2.487%, 10/25/28	40,507	40,542

66 Dynamic Asset Allocation Balanced Fund

	Principal
MORTGAGE-BACKED SECURITIES (2.7%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M1,
1 Month US LIBOR + 1.20%, 2.437%, 11/25/28	$85,000	$85,093
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M1,
1 Month US LIBOR + 1.10%, 2.337%, 12/25/28	205,620	206,000
Ser. 3391, PO, zero %, 4/15/37	7,777	6,646
Ser. 3206, Class EO, PO, zero %, 8/15/36	4,916	4,334
Ser. 3326, Class WF, zero %, 10/15/35 W	3,411	2,563
FRB Ser. 3117, Class AF, zero %, 2/15/36	7,048	5,369
Federal National Mortgage Association
IFB Ser. 06-62, Class PS (-6 x 1 Month US LIBOR) + 39.90%,
32.477%, 7/25/36	36,229	65,787
IFB Ser. 07-53, Class SP (-3.667 x 1 Month US LIBOR) + 24.20%,
19.664%, 6/25/37	91,019	133,678
IFB Ser. 05-75, Class GS (-3 x 1 Month US LIBOR) + 20.25%,
16.538%, 8/25/35	43,867	56,960
IFB Ser. 05-106, Class JC (-3.101 x 1 Month US LIBOR) + 20.124%,
16.288%, 12/25/35	51,050	74,607
IFB Ser. 05-83, Class QP (-2.6 x 1 Month US LIBOR) + 17.394%,
14.177%, 11/25/34	22,682	27,555
IFB Ser. 12-58, Class SM, IO (-1 x 1 Month US LIBOR) + 6.50%,
5.263%, 6/25/42	2,968,154	500,032
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1,
1 Month US LIBOR + 1.35%, 2.587%, 1/25/29	183,209	184,162
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M1,
1 Month US LIBOR + 1.20%, 2.437%, 7/25/24	5,387	5,389
Ser. 07-14, Class KO, PO, zero %, 3/25/37	28,545	23,875
Ser. 06-125, Class OX, PO, zero %, 1/25/37	2,188	1,842
Ser. 06-84, Class OT, PO, zero %, 9/25/36	2,962	2,500
Ser. 06-46, Class OC, PO, zero %, 6/25/36	5,059	4,219
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	569,210	125,409
IFB Ser. 13-99, Class AS, IO (-1 x 1 Month US LIBOR) + 6.05%,
4.814%, 6/20/43	2,239,142	416,545
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40	25,816	3,284
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	123,273	23,456
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38	122,565	5,150
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	4,634,125	642,652
Ser. 13-14, IO, 3.50%, 12/20/42	1,581,474	215,729
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	2,161,023	235,681
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	2,964,636	281,614
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38	2,275,919	268,793
Ser. 16-H16, Class EI, IO, 2.237%, 6/20/66 W	3,919,560	473,483
Ser. 15-H25, Class BI, IO, 1.911%, 10/20/65 W	5,821,375	614,155
Ser. 15-H26, Class EI, IO, 1.711%, 10/20/65 W	3,318,732	305,987
Ser. 06-36, Class OD, PO, zero %, 7/16/36	3,650	3,080
		6,979,988

Dynamic Asset Allocation Balanced Fund 67

	Principal
MORTGAGE-BACKED SECURITIES (2.7%)* cont.	amount	Value
Commercial mortgage-backed securities (1.6%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1,
Class XW, IO, 0.412%, 1/15/49 W	$1,584,283	$6,391
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5,
Class XW, IO, 0.252%, 2/10/51 W	5,157,768	305
Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.568%, 11/10/41 W	243,149	2,011
FRB Ser. 04-4, Class XC, IO, 0.054%, 7/10/42 W	135,797	51
Bear Stearns Commercial Mortgage Securities Trust FRB
Ser. 04-PR3I, Class X1, IO, 0.208%, 2/11/41 W	39,249	63
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.286%, 3/11/39 W	319,987	250,118
FRB Ser. 06-PW14, Class X1, IO, 0.525%, 12/11/38 W	851,753	19,897
CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO,
0.742%, 12/11/49 W	216,631	22
CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO,
zero %, 11/15/44 W	449,782	4
Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class AS,
4.026%, 5/10/47	344,000	357,137
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class XA, IO, 1.979%, 9/10/45 W	6,982,280	531,701
FRB Ser. 06-C5, Class XC, IO, 0.62%, 10/15/49 W	8,972,329	1,794
COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3,
Class AJ, 6.049%, 5/15/46 W	456,812	463,674
COMM Mortgage Trust
FRB Ser. 14-CR18, Class C, 4.893%, 7/15/47 W	346,000	350,197
Ser. 13-CR11, Class AM, 4.715%, 8/10/50 W	411,000	445,960
FRB Ser. 14-UBS6, Class C, 4.614%, 12/10/47 W	1,675,000	1,640,558
Ser. 13-LC6, Class AM, 3.282%, 1/10/46	578,000	587,383
FRB Ser. 14-CR19, Class XA, IO, 1.391%, 8/10/47 W	8,783,900	461,884
FRB Ser. 14-CR18, Class XA, IO, 1.387%, 7/15/47 W	5,737,075	291,730
FRB Ser. 14-CR16, Class XA, IO, 1.345%, 4/10/47 W	1,964,917	93,326
FRB Ser. 14-UBS6, Class XA, IO, 1.175%, 12/10/47 W	7,161,661	349,955
FRB Ser. 13-CR11, Class XA, IO, 1.152%, 8/10/50 W	6,660,364	322,297
FRB Ser. 14-LC17, Class XA, IO, 1.112%, 10/10/47 W	7,464,442	284,403
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 6.324%, 7/10/46 W	617,000	654,888
Ser. 13-LC13, Class E, 3.719%, 8/10/46 W	456,000	306,663
FRB Ser. 06-C8, Class XS, IO, 0.851%, 12/10/46 W	4,210,861	150
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2,
Class AX, IO, 0.103%, 1/15/49 W	4,346,747	174
Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6.00%, 5/17/40	31,189	31,389
FRB Ser. 03-C3, Class AX, IO, 2.256%, 5/15/38 W	129,618	15
CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C,
4.442%, 4/15/50 W	655,000	662,386
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D,
3.945%, 4/15/50 W	1,046,000	916,559
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.509%, 12/15/49 W	1,226,000	1,256,558
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D,
5.345%, 8/10/44 W	2,251,000	2,330,787

68 Dynamic Asset Allocation Balanced Fund

	Principal
MORTGAGE-BACKED SECURITIES (2.7%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3,
Class XC, IO, 0.113%, 7/10/45 W	$1,950,922	$8
GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1,
Class XC, IO, 0.438%, 12/10/49 W	16,824,149	36,835
GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB
Ser. 05-C1, Class X1, IO, 0.794%, 5/10/43 W	792,894	2,451
GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO,
1.593%, 2/10/46 W	4,768,609	329,415
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.109%, 1/10/47 W	402,000	418,795
FRB Ser. 13-GC12, Class XA, IO, 1.681%, 6/10/46 W	2,760,507	165,343
FRB Ser. 14-GC22, Class XA, IO, 1.183%, 6/10/47 W	6,046,296	295,797
FRB Ser. 14-GC24, Class XA, IO, 0.975%, 9/10/47 W	4,824,748	202,239
GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.841%, 1/10/45 W	314,000	301,440
FRB Ser. 11-GC3, Class D, 5.82%, 3/10/44 W	707,000	721,293
FRB Ser. 11-GC5, Class C, 5.565%, 8/10/44 W	500,000	537,176
FRB Ser. 13-GC12, Class D, 4.584%, 6/10/46 W	804,000	717,072
FRB Ser. 06-GG6, Class XC, IO, zero %, 4/10/38 W	123,762	1
JP Morgan Chase Commercial Mortgage Securities Trust 144A FRB
Ser. 12-C8, Class C, 4.759%, 10/15/45 W	252,000	258,552
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C14, Class C, 4.721%, 8/15/46 W	776,000	788,189
FRB Ser. 14-C19, Class XA, IO, 1.322%, 4/15/47 W	8,504,497	247,013
FRB Ser. 15-C33, Class XA, IO, 1.184%, 12/15/48 W	10,995,409	811,791
FRB Ser. 14-C25, Class XA, IO, 1.121%, 11/15/47 W	8,576,453	411,155
JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB
Ser. 12-LC9, Class D, 4.53%, 12/15/47 W	186,000	190,836
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 05-LDP5, Class F, 5.888%, 12/15/44 W	208,519	207,260
Ser. 13-C10, Class AS, 3.372%, 12/15/47	164,000	166,032
FRB Ser. 06-LDP8, Class X, IO, 0.525%, 5/15/45 W	658,235	11
FRB Ser. 07-LDPX, Class X, IO, 0.323%, 1/15/49 W	3,917,799	35,980
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.556%, 2/12/51 W	198,000	194,040
FRB Ser. 12-C6, Class E, 5.307%, 5/15/45 W	1,175,000	1,066,156
FRB Ser. 12-C8, Class D, 4.807%, 10/15/45 W	755,000	749,396
FRB Ser. 05-CB12, Class X1, IO, 0.429%, 9/12/37 W	691,030	1,520
FRB Ser. 06-LDP6, Class X1, IO, 0.006%, 4/15/43 W	366,480	—
LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G,
6.41%, 6/15/31	18,209	18,482
LB-UBS Commercial Mortgage Trust
FRB Ser. 08-C1, Class AM, 6.319%, 4/15/41 W	486,000	483,570
FRB Ser. 07-C2, Class XW, IO, 0.455%, 2/15/40 W	266,752	23
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C7, Class XCL, IO, 0.488%, 11/15/40 W	887,817	4,787
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40 W	232,073	15
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B,
3.328%, 4/20/48 W	828,000	789,043

Dynamic Asset Allocation Balanced Fund 69

	Principal
MORTGAGE-BACKED SECURITIES (2.7%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.674%, 8/12/39 W	$305,809	$1,731
FRB Ser. 05-MCP1, Class XC, IO, 0.005%, 6/12/43 W	390,181	—
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.156%, 5/15/44 W	19,159	1,763
FRB Ser. 06-C4, Class X, IO, 6.786%, 7/15/45 W	74,123	3,336
FRB Ser. 07-C5, Class X, IO, 6.171%, 12/15/49 W	566,287	19,820
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C5, Class AS, 3.792%, 8/15/45	681,000	713,292
Ser. 12-C6, Class AS, 3.476%, 11/15/45	504,000	519,236
FRB Ser. 14-C17, Class XA, IO, 1.395%, 8/15/47 W	5,439,064	281,254
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB
Ser. 12-C6, Class XA, IO, 1.934%, 11/15/45 W	8,563,223	571,313
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44 W	352,000	72,885
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44 W	267,874	265,998
Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class D, 5.327%, 7/15/49 W	815,000	842,956
FRB Ser. 11-C3, Class E, 5.327%, 7/15/49 W	526,000	525,909
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E,
8.00%, 12/28/38	428,015	29,961
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.21%, 8/10/49 W	326,000	344,541
FRB Ser. 12-C4, Class XA, IO, 1.835%, 12/10/45 W	6,683,363	446,185
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.468%, 10/15/44 W	426,000	424,070
FRB Ser. 06-C29, IO, 0.442%, 11/15/48 W	5,485,286	219
FRB Ser. 07-C34, IO, 0.328%, 5/15/46 W	2,209,884	4,420
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 06-C26, Class XC, IO, 0.053%, 6/15/45 W	970,384	194
FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42 W	204,968	512
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.43%, 7/15/46 W	501,000	482,669
FRB Ser. 14-LC16, Class XA, IO, 1.538%, 8/15/50 W	7,886,967	501,138
FRB Ser. 16-LC25, Class XA, IO, 1.237%, 12/15/59 W	13,404,724	875,928
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12,
Class D, 4.43%, 7/15/46 W	521,000	486,106
WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47 W	332,000	347,277
FRB Ser. 13-C15, Class C, 4.628%, 8/15/46 W	524,000	533,451
Ser. 13-C18, Class AS, 4.387%, 12/15/46 W	1,253,000	1,344,256
Ser. 13-C12, Class AS, 3.56%, 3/15/48	650,000	667,030
Ser. 13-C11, Class AS, 3.311%, 3/15/45	181,000	185,610
FRB Ser. 14-C22, Class XA, IO, 1.066%, 9/15/57 W	28,370,188	1,398,650
FRB Ser. 13-C14, Class XA, IO, 0.939%, 6/15/46 W	17,223,229	592,307
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class C, 5.861%, 11/15/44 W	315,000	341,492
FRB Ser. 11-C5, Class E, 5.861%, 11/15/44 W	530,000	544,963
FRB Ser. 11-C3, Class D, 5.813%, 3/15/44 W	1,022,000	983,917

70 Dynamic Asset Allocation Balanced Fund

	Principal
MORTGAGE-BACKED SECURITIES (2.7%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.788%, 2/15/44 W	$1,606,000	$1,646,242
Ser. 11-C4, Class E, 5.414%, 6/15/44 W	682,000	660,957
FRB Ser. 12-C9, Class D, 4.955%, 11/15/45 W	546,000	522,729
FRB Ser. 13-C15, Class D, 4.628%, 8/15/46 W	599,000	516,964
FRB Ser. 12-C9, Class XA, IO, 2.17%, 11/15/45 W	6,070,310	500,558
FRB Ser. 12-C10, Class XA, IO, 1.753%, 12/15/45 W	4,129,876	280,708
FRB Ser. 13-C12, Class XA, IO, 1.505%, 3/15/48 W	2,354,541	111,831
		41,366,524
Residential mortgage-backed securities (non-agency) (0.9%)
BankUnited Trust FRB Ser. 05-1, Class 1A1, 1 Month US LIBOR
+ 0.30%, 1.537%, 9/25/45	360,981	342,820
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A,
3.253%, 5/25/35 W	1,047,084	1,073,261
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, 1 Month US LIBOR + 0.94%,
1.829%, 6/25/46	1,416,708	1,218,369
FRB Ser. 05-27, Class 1A1, 1.661%, 8/25/35 W	284,442	242,259
FRB Ser. 05-59, Class 1A1, 1 Month US LIBOR + 0.33%,
1.566%, 11/20/35	472,155	444,335
FRB Ser. 06-OA10, Class 4A1, 1 Month US LIBOR + 0.19%,
1.427%, 8/25/46	1,863,484	1,565,326
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3,
1 Month US LIBOR + 5.15%, 6.387%, 11/25/28	480,000	549,833
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3,
1 Month US LIBOR + 4.75%, 5.987%, 10/25/24	1,082,000	1,184,790
Structured Agency Credit Risk Debt FRN Ser. 13-DN2, Class M2,
1 Month US LIBOR + 4.25%, 5.487%, 11/25/23	720,000	789,333
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
1 Month US LIBOR + 5.90%, 7.137%, 10/25/28	1,491,350	1,707,109
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
1 Month US LIBOR + 5.70%, 6.937%, 4/25/28	1,943,020	2,184,326
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2,
1 Month US LIBOR + 5.55%, 6.787%, 4/25/28	2,775,000	3,062,926
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2,
1 Month US LIBOR + 5.00%, 6.237%, 7/25/25	473,664	513,706
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2,
1 Month US LIBOR + 4.25%, 5.487%, 4/25/29	90,000	99,084
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
1 Month US LIBOR + 4.00%, 5.237%, 5/25/25	309,926	330,097
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2,
1 Month US LIBOR + 2.60%, 3.837%, 5/25/24	1,040,000	1,083,246
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, 1 Month
US LIBOR + 0.80%, 2.037%, 2/25/34	703,368	681,717
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2,
2.973%, 2/25/35 W	334,710	337,115
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1,
1 Month US LIBOR + 0.825%, 2.062%, 8/25/34	304,424	301,380

Dynamic Asset Allocation Balanced Fund 71

		Principal
MORTGAGE-BACKED SECURITIES (2.7%)* cont.		amount	Value
Residential mortgage-backed securities (non-agency) cont.
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1,
0.598%, 8/26/47		$160,000	$132,000
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
FRB Ser. 04-WCW2, Class M3, 1 Month US LIBOR + 1.05%,
2.287%, 10/25/34		540,000	530,537
Renaissance Home Equity Loan Trust FRB Ser. 03-4, Class A1,
1 Month US LIBOR + 0.52%, 1.757%, 3/25/34		407,757	403,641
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7,
Class 1A1, 1 Month US LIBOR + 0.85%, 2.087%, 5/25/47		935,632	843,239
Structured Asset Securities Corp. Mortgage Loan Trust FRB
Ser. 06-AM1, Class A4, 1 Month US LIBOR + 0.16%, 1.397%, 4/25/36		327,308	323,440
Vericrest Opportunity Loan Transfer LXI, LLC 144A Ser. 17-NPL8,
Class A1, stepped-coupon 3.125%, 6/25/47 ††		588,670	591,153
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR12, Class 1A8, 3.162%, 10/25/35 W		1,548,501	1,557,204
FRB Ser. 07-HY2, Class 1A1, 3.071%, 12/25/36 W		776,686	748,717
FRB Ser. 05-AR9, Class A1C3, 1 Month US LIBOR + 0.96%,
2.197%, 7/25/45		592,464	586,539
FRB Ser. 05-AR11, Class A1B3, 1 Month US LIBOR + 0.40%,
1.637%, 8/25/45		496,454	474,710
			23,902,212
Total mortgage-backed securities (cost $71,722,622)			$72,248,724

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (0.5%)*		amount	Value
Argentina (Province of) 144A sr. unsec. notes 7.125%,
8/1/27 (Argentina)		$265,000	$276,705
Argentina (Republic of) sr. unsec. unsub. bonds 7.625%,
4/22/46 (Argentina)		225,000	249,750
Argentina (Republic of) sr. unsec. unsub. bonds 6.625%,
7/6/28 (Argentina)		310,000	327,050
Argentina (Republic of) sr. unsec. unsub. notes 6.875%,
1/26/27 (Argentina)		962,000	1,039,441
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.875%,
1/22/21 (Brazil)		470,000	502,313
Brazil (Federal Republic of) unsec. notes 10.00%, 1/1/21
(Brazil) (units)	BRL	5,212	1,746,881
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%,
6/15/27 (Argentina)		$150,000	163,125
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%,
1/26/21 (Argentina)		942,000	1,083,300
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%,
3/16/24 (Argentina)		419,000	482,904
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%,
6/10/21 (Argentina)		222,000	238,235
Indonesia (Republic of) 144A sr. unsec. notes 5.25%,
1/17/42 (Indonesia)		475,000	529,716
Indonesia (Republic of) 144A sr. unsec. notes 4.75%,
1/8/26 (Indonesia)		400,000	436,000
Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%,
1/8/46 (Indonesia)		400,000	491,500

72 Dynamic Asset Allocation Balanced Fund

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (0.5%)* cont.		amount	Value
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%,
1/8/27 (Indonesia)		$990,000	$1,050,224
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%,
4/15/23 (Indonesia)		360,000	366,300
Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		200,000	213,500
Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%,
4/4/42 (Russia)		2,400,000	2,667,000
Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%,
11/3/25 (Sri Lanka)		300,000	329,678
Turkey (Republic of) unsec. notes 11.00%, 3/2/22 (Turkey)	TRY	953,000	268,812
United Mexican States sr. unsec. unsub. notes 4.15%,
3/28/27 (Mexico)		$355,000	373,300
Total foreign government and agency bonds and notes (cost $13,276,759)			$12,835,734

		Principal
SENIOR LOANS (0.1%)*c		amount	Value
Avaya, Inc. bank term loan FRN Ser. B7, BBA LIBOR USD 3 Month
+ 5.25%, 6.564%, 5/29/20 (In default) †		$367,226	$312,142
Brand Energy & Infrastructure Services, Inc. bank term loan FRN
BBA LIBOR USD 3 Month + 4.25%, 5.522%, 6/21/24		425,000	426,690
Caesars Entertainment Operating Co., Inc. bank term loan
FRN Ser. B6, BBA LIBOR USD 3 Month + 7.75%, 11.75%, 3/1/18
(In default) †		725,619	879,813
CPG International, Inc. bank term loan FRN BBA LIBOR USD
3 Month + 3.75%, 5.046%, 5/3/24		105,457	105,622
Forterra Finance, LLC bank term loan FRN BBA LIBOR USD 3 Month
+ 3.00%, 4.239%, 10/25/23		75,000	63,375
Gates Global, LLC/Gates Global Co. bank term loan FRN Ser. B, BBA
LIBOR USD 3 Month + 3.25%, 4.546%, 3/31/24		115,313	115,719
Getty Images, Inc. bank term loan FRN Ser. B, BBA LIBOR USD
3 Month + 3.50%, 4.796%, 10/18/19		209,673	180,993
Neiman Marcus Group, Ltd., Inc. bank term loan FRN BBA LIBOR
USD 3 Month + 3.25%, 4.481%, 10/25/20		201,704	150,018
PetSmart, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month
+ 3.00%, 4.24%, 3/10/22		94,758	80,239
Revlon Consumer Products Corp. bank term loan FRN Ser. B, BBA
LIBOR USD 3 Month + 3.50%, 4.739%, 9/7/23		282,150	252,613
Total senior loans (cost $2,546,680)			$2,567,224

		Principal
ASSET-BACKED SECURITIES (—%)*		amount	Value
Mortgage Repurchase Agreement Financing Trust 144A FRB
Ser. 16-4, Class A1, 1 Month US LIBOR + 1.20%, 2.435%, 5/10/19		$273,000	$273,000
Station Place Securitization Trust 144A FRB Ser. 17-1, Class A,
1 Month US LIBOR + 0.90%, 2.137%, 2/25/49		903,000	903,000
Total asset-backed securities (cost $1,176,043)			$1,176,000

		Principal
CONVERTIBLE BONDS AND NOTES (—%)*		amount	Value
Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes
8.00%, 12/31/18		$82,000	$254,456
Total convertible bonds and notes (cost $78,679)			$254,456

Dynamic Asset Allocation Balanced Fund 73

CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value
EPR Properties Ser. C, $1.438 cv. pfd. R	7,508	$207,995
Nine Point Energy 6.75% cv. pfd.	27	27,948
Total convertible preferred stocks (cost $164,227)		$235,943

PREFERRED STOCKS (—%)*	Shares	Value
GMAC Capital Trust I Ser. 2, $0.00 cum. ARP	5,340	$140,976
Total preferred stocks (cost $133,500)		$140,976

INVESTMENT COMPANIES (—%)*	Shares	Value
Altaba, Inc.	1,987	$131,619
Total investment companies (cost $98,267)		$131,619

PURCHASED OPTIONS	Expiration
OUTSTANDING (—%)*	date/strike	Notional		Contract
Counterparty	price	amount		amount	Value
Bank of America N.A.
USD/CNH (Put)	Dec-17/CNH 6.50	$25,874,600		$25,874,600	$33,404
Total purchased options outstanding (cost $229,114)					$33,404

	Expiration		Strike
WARRANTS (—%)* †	date		price	Warrants	Value
Halcon Resources Corp.	9/9/20		$14.04	1,758	$967
Total warrants (cost $—)					$967

	Principal amount/
SHORT-TERM INVESTMENTS (17.4%)*		shares	Value
Alpine Securitization, Ltd. asset backed commercial paper
1.242%, 10/25/17		$13,000,000	$12,988,272
Canada (Government of) commercial paper 1.200%, 10/3/17		10,000,000	9,998,845
Chariot Funding, LLC asset backed commercial paper
1.181%, 10/11/17		13,000,000	12,994,730
CHARTA, LLC asset backed commercial paper 1.273%, 11/16/17		13,000,000	12,978,057
Interest in $356,509,000 joint tri-party repurchase agreement dated 9/29/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc. due
10/2/17 — maturity value of $45,004,013 for an effective yield of 1.070% (collateralized by various mortgage backed securities with a coupon rate of 3.500% and due dates ranging from
4/20/46 to 8/20/47, valued at $363,639,180)		45,000,000	45,000,000
Interest in $275,000,000 joint tri-party repurchase agreement dated 9/29/17 with HSBC Bank USA, National Association due
10/2/17 — maturity value of $46,092,033 for an effective yield of 1.050% (collateralized by various U.S. Treasury bills and a U.S. Treasury note with coupon rates ranging from 0.000%
to 2.000% and due dates ranging from 10/5/17 to 5/31/24, valued
at $280,501,662)		46,088,000	46,088,000
Liberty Street Funding, LLC asset backed commercial paper
1.252%, 11/6/17		6,600,000	6,591,167
Nestle Finance International commercial paper 1.173%, 11/29/17		6,000,000	5,988,286
Old Line Funding, LLC asset backed commercial paper
1.212%, 10/25/17		13,000,000	12,988,274
Putnam Short Term Investment Fund 1.17% L	Shares	234,701,319	234,701,319
Putnam Cash Collateral Pool, LLC 1.25% [d]	Shares	27,418,945	27,418,945
Roche Holdings, Inc. commercial paper 1.081%, 10/18/17		$7,500,000	7,495,635

74 Dynamic Asset Allocation Balanced Fund

	Principal amount/
SHORT-TERM INVESTMENTS (17.4%)* cont.		shares	Value
State Street Institutional U.S. Government Money Market Fund,
Premier Class 0.92% P	Shares	402,000	$402,000
Thunder Bay Funding, LLC asset backed commercial paper
1.232%, 11/13/17		$4,446,999	4,439,913
U.S. Treasury Bills 1.029%, 12/14/17 # ∆ §		11,454,000	11,431,760
U.S. Treasury Bills 1.121%, 2/8/18 # ∆ §		5,961,998	5,938,927
U.S. Treasury Bills 1.036%, 12/7/17 ∆		1,318,001	1,315,619
U.S. Treasury Bills 1.046%, 1/11/18 # ∆		576,001	574,363
U.S. Treasury Bills 1.081%, 2/15/18 #		121,002	120,505
U.S. Treasury Bills 1.049%, 1/18/18 ∆		120,000	119,640
Total short-term investments (cost $459,578,369)			$459,574,257

TOTAL INVESTMENTS
Total investments (cost $2,511,261,318)			$2,749,106,241

Key to holding’s currency abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan (Offshore)
EUR	Euro
TRY	Turkish Lira
USD /$	United States Dollar

Key to holding’s abbreviations

ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period.
Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2016 through September 30, 2017 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $2,636,575,735.

† This security is non-income-producing.

Dynamic Asset Allocation Balanced Fund 75

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

∆∆ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $176,592, or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $7,908,628 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $4,802,828 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $3,440,544 and is included in Investments in securities on the Statement of assets and liabilities (Note 1).

## Forward commitment, in part or in entirety (Note 1).

d Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

S Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $64,416,154 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

76 Dynamic Asset Allocation Balanced Fund

FORWARD CURRENCY CONTRACTS at 9/30/17 (aggregate face value $357,237,764)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N. A.
	Australian Dollar	Buy	10/18/17	$1,199,231	$1,116,986	$82,245
	Canadian Dollar	Buy	10/18/17	2,634,811	2,658,601	(23,790)
	Canadian Dollar	Sell	10/18/17	2,634,811	2,533,279	(101,532)
	Euro	Sell	12/20/17	43,208	44,315	1,107
	Hong Kong Dollar	Buy	11/15/17	1,736,002	1,738,683	(2,681)
	New Zealand Dollar	Buy	10/18/17	4,788,424	4,804,584	(16,160)
	New Zealand Dollar	Sell	10/18/17	4,788,424	4,782,778	(5,646)
	Norwegian Krone	Buy	12/20/17	5,690,178	5,760,938	(70,760)
	Russian Ruble	Buy	12/20/17	5,270,637	5,136,090	134,547
Barclays Bank PLC
	Australian Dollar	Buy	10/18/17	1,111,314	1,084,063	27,251
	Euro	Sell	12/20/17	5,216,817	5,272,008	55,191
	New Zealand Dollar	Buy	10/18/17	2,618,997	2,684,271	(65,274)
	New Zealand Dollar	Sell	10/18/17	2,618,997	2,615,937	(3,060)
Citibank, N.A.
	Australian Dollar	Buy	10/18/17	438,722	334,467	104,255
	Brazilian Real	Buy	10/3/17	2,565,651	2,554,480	11,171
	Brazilian Real	Sell	10/3/17	2,565,651	2,570,882	5,231
	Brazilian Real	Buy	1/3/18	27,448	27,334	114
	Canadian Dollar	Buy	10/18/17	5,231,067	5,156,812	74,255
	Canadian Dollar	Sell	10/18/17	5,231,067	5,185,324	(45,743)
	Danish Krone	Sell	12/20/17	1,259,680	1,267,669	7,989
	Euro	Buy	12/20/17	1,896,776	1,912,020	(15,244)
	Japanese Yen	Sell	11/15/17	6,014,598	6,195,759	181,161
	New Zealand Dollar	Buy	10/18/17	8,017,726	8,069,514	(51,788)
	New Zealand Dollar	Sell	10/18/17	8,017,726	8,078,480	60,754
	Norwegian Krone	Buy	12/20/17	4,459,473	4,558,512	(99,039)
	Russian Ruble	Buy	12/20/17	5,200,491	5,131,988	68,503
	Swedish Krona	Sell	12/20/17	2,462,503	2,525,260	62,757
Credit Suisse International
	Australian Dollar	Buy	10/18/17	2,782,913	2,783,146	(233)
	Canadian Dollar	Buy	10/18/17	1,373,753	1,323,112	50,641
	Canadian Dollar	Sell	10/18/17	1,373,753	1,386,031	12,278
	Euro	Buy	12/20/17	7,942,862	8,030,804	(87,942)
	Japanese Yen	Sell	11/15/17	3,793,582	3,843,315	49,733
	New Zealand Dollar	Buy	10/18/17	1,054,170	1,052,985	1,185
	New Zealand Dollar	Sell	10/18/17	1,054,170	1,062,063	7,893
	Swedish Krona	Sell	12/20/17	2,590,370	2,589,830	(540)
Goldman Sachs International
	Australian Dollar	Buy	10/18/17	7,747,671	7,752,310	(4,639)
	Australian Dollar	Sell	10/18/17	7,747,672	7,512,149	(235,523)
	Canadian Dollar	Buy	10/18/17	2,605,314	2,628,819	(23,505)
	Canadian Dollar	Sell	10/18/17	2,605,314	2,564,570	(40,744)
	Euro	Buy	12/20/17	3,547,122	3,581,909	(34,787)

Dynamic Asset Allocation Balanced Fund 77

FORWARD CURRENCY CONTRACTS at 9/30/17 (aggregate face value $357,237,764) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Goldman Sachs International cont.
	Hungarian Forint	Sell	12/20/17	$2,562,757	$2,595,187	$32,430
	Indonesian Rupiah	Sell	11/15/17	13,446	16,134	2,688
	Japanese Yen	Sell	11/15/17	3,590,839	3,668,822	77,983
	New Zealand Dollar	Buy	10/18/17	5,096,970	5,166,462	(69,492)
	New Zealand Dollar	Sell	10/18/17	5,096,970	5,132,897	35,927
	South African Rand	Sell	10/18/17	2,427,452	2,503,083	75,631
	Swedish Krona	Sell	12/20/17	1,898,073	1,967,099	69,026
	Turkish Lira	Buy	12/20/17	8,096,055	8,263,023	(166,968)
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/18/17	2,552,493	2,571,193	(18,700)
	Australian Dollar	Sell	10/18/17	2,552,493	2,558,301	5,808
	Canadian Dollar	Buy	10/18/17	5,221,128	5,153,560	67,568
	Canadian Dollar	Sell	10/18/17	5,206,300	5,173,235	(33,065)
	Euro	Sell	12/20/17	8,013,016	8,100,433	87,417
	Japanese Yen	Sell	11/15/17	2,495,527	2,575,626	80,099
	Mexican Peso	Sell	10/18/17	2,477,504	2,501,986	24,482
	New Zealand Dollar	Buy	10/18/17	7,642,242	7,679,398	(37,156)
	New Zealand Dollar	Sell	10/18/17	7,642,242	7,735,616	93,374
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/18/17	3,708,354	3,809,555	(101,201)
	British Pound	Sell	12/20/17	3,911,974	3,795,294	(116,680)
	Canadian Dollar	Sell	10/18/17	1,025,486	1,030,131	4,645
	Euro	Sell	12/20/17	3,693,722	3,745,898	52,176
	Indonesian Rupiah	Sell	11/15/17	13,446	19,870	6,424
	Japanese Yen	Sell	11/15/17	2,542,873	2,588,646	45,773
	New Zealand Dollar	Buy	10/18/17	923,761	977,291	(53,530)
	Norwegian Krone	Buy	12/20/17	2,565,971	2,616,042	(50,071)
	Singapore Dollar	Buy	11/15/17	1,794,663	1,794,461	202
	South African Rand	Buy	10/18/17	2,495,888	2,519,348	(23,460)
	South African Rand	Sell	10/18/17	2,495,888	2,563,700	67,812
	Swedish Krona	Sell	12/20/17	4,564,853	4,609,820	44,967
	Swiss Franc	Buy	12/20/17	2,953,331	2,975,094	(21,763)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/18/17	5,889,024	5,745,885	143,139
	Canadian Dollar	Buy	10/18/17	3,017,865	2,868,902	148,963
	Euro	Buy	12/20/17	661,302	679,139	(17,837)
	New Zealand Dollar	Buy	10/18/17	7,607,294	7,645,445	(38,151)
	New Zealand Dollar	Sell	10/18/17	7,607,294	7,659,300	52,006
	Swedish Krona	Sell	12/20/17	2,541,145	2,605,487	64,342
	Turkish Lira	Buy	12/20/17	4,791,133	4,913,839	(122,706)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/18/17	4,485,647	4,411,490	74,157
	British Pound	Sell	12/20/17	2,600,729	2,633,253	32,524
	Canadian Dollar	Buy	10/18/17	2,683,784	2,636,697	47,087

78 Dynamic Asset Allocation Balanced Fund

FORWARD CURRENCY CONTRACTS at 9/30/17 (aggregate face value $357,237,764) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
State Street Bank and Trust Co. cont.
	Canadian Dollar	Sell	10/18/17	$2,683,784	$2,716,177	$32,393
	Euro	Buy	12/20/17	3,816,938	3,854,011	(37,073)
	New Zealand Dollar	Buy	10/18/17	3,401,879	3,506,853	(104,974)
	Norwegian Krone	Buy	12/20/17	6,415,361	6,559,478	(144,117)
	Swedish Krona	Sell	12/20/17	2,645,467	2,708,117	62,650
UBS AG
	Australian Dollar	Buy	10/18/17	2,883,221	2,867,199	16,022
	Canadian Dollar	Buy	10/18/17	2,696,689	2,690,893	5,796
	Euro	Sell	12/20/17	2,597,013	2,633,370	36,357
	Japanese Yen	Sell	11/15/17	5,201,110	5,273,387	72,277
	New Zealand Dollar	Buy	10/18/17	2,578,849	2,592,611	(13,762)
	New Zealand Dollar	Sell	10/18/17	2,578,849	2,595,559	16,710
	Norwegian Krone	Buy	12/20/17	2,567,744	2,596,388	(28,644)
	Swedish Krona	Sell	12/20/17	2,563,828	2,608,323	44,495
WestPac Banking Corp.
	Australian Dollar	Buy	10/18/17	3,981,516	3,926,012	55,504
	Australian Dollar	Sell	10/18/17	3,981,516	3,974,481	(7,035)
	Canadian Dollar	Buy	10/18/17	2,650,441	2,601,277	49,164
	Canadian Dollar	Sell	10/18/17	2,650,441	2,647,655	(2,786)
	Euro	Buy	12/20/17	111,819	112,773	(954)
	Japanese Yen	Sell	11/15/17	2,491,150	2,547,457	56,307
	New Zealand Dollar	Buy	10/18/17	5,023,318	5,033,938	(10,620)
	New Zealand Dollar	Sell	10/18/17	5,023,318	5,073,086	49,768
Unrealized appreciation						2,932,354
Unrealized depreciation						(2,149,375)
Total						$782,979

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/17
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
Russell 2000 Index E-Mini (Long)	1,768	$131,792,148	$131,972,360	Dec-17	$8,279,544
Russell 2000 Index E-Mini (Short)	134	9,988,771	10,002,430	Dec-17	(628,688)
S&P 500 Index E-Mini (Long)	363	45,726,384	45,667,215	Dec-17	304,912
S&P Mid Cap 400 Index E-Mini (Long)	14	2,514,316	2,513,980	Dec-17	65,807
Tokyo Price Index (Long)	179	26,641,213	26,645,190	Dec-17	1,675,147
U.S. Treasury Bond 30 yr (Long)	139	21,240,938	21,240,938	Dec-17	(344,792)
U.S. Treasury Bond Ultra 30 yr (Long)	265	43,758,125	43,758,125	Dec-17	(785,504)
U.S. Treasury Note 2 yr (Long)	610	131,578,907	131,578,907	Dec-17	(329,073)
U.S. Treasury Note 2 yr (Short)	151	32,571,172	32,571,172	Dec-17	75,715
U.S. Treasury Note 5 yr (Long)	1,061	124,667,500	124,667,500	Dec-17	(809,916)
U.S. Treasury Note 5 yr (Short)	11	1,292,500	1,292,500	Dec-17	8,923

Dynamic Asset Allocation Balanced Fund 79

FUTURES CONTRACTS OUTSTANDING at 9/30/17 cont.
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
U.S. Treasury Note 10 yr (Long)	328	$41,102,500	$41,102,501	Dec-17	$(431,153)
U.S. Treasury Note 10 yr (Short)	815	102,129,688	102,129,688	Dec-17	1,030,738
U.S. Treasury Note Ultra 10 yr (Short)	14	1,880,594	1,880,594	Dec-17	21,849
Unrealized appreciation					11,462,635
Unrealized depreciation					(3,329,126)
Total					$8,133,509

WRITTEN OPTIONS OUTSTANDING at 9/30/17 (premiums $88,440)
	Expiration	Notional	Contract
	date/strike price	amount	amount	Value
Bank of America N.A.
USD/CNH (Put)	Dec-17/CNH 6.40	$25,874,600	$25,874,600	$9,211
Total				$9,211

TBA SALE COMMITMENTS OUTSTANDING at 9/30/17 (proceeds receivable $28,307,852)
	Principal	Settlement
Agency	amount	date	Value
Federal National Mortgage Association, 4.00%, 11/1/47	$1,000,000	11/13/17	$1,051,172
Federal National Mortgage Association, 4.00%, 10/1/47	2,000,000	10/12/17	2,105,468
Federal National Mortgage Association, 3.50%, 10/1/47	1,000,000	10/12/17	1,030,859
Federal National Mortgage Association, 3.00%, 10/1/47	24,000,000	10/12/17	24,075,001
Total			$28,262,500

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/17
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$71,228,400	$13,747 E	$(2,916)	12/20/19	1.80% —	3 month USD-	$10,831
				Semiannually	LIBOR-BBA —
					Quarterly
92,498,300	17,852 E	3,483	12/20/19	3 month USD-	1.80% —	(14,369)
				LIBOR-BBA —	Semiannually
				Quarterly
17,806,000	1,816 E	(9,336)	12/20/22	3 month USD-	2.05% —	(7,520)
				LIBOR-BBA —	Semiannually
				Quarterly
77,375,100	7,892 E	39,492	12/20/22	2.05% —	3 month USD-	31,600
				Semiannually	LIBOR-BBA —
					Quarterly
49,163,200	279,001 E	(238,823)	12/20/27	2.25% —	3 month USD-	42,529
				Semiannually	LIBOR-BBA —
					Quarterly
24,654,200	139,913 E	119,139	12/20/27	3 month USD-	2.25% —	(20,774)
				LIBOR-BBA —	Semiannually
				Quarterly
5,834,900	52,672 E	(60,559)	12/20/47	2.50% —	3 month USD-	(7,887)
				Semiannually	LIBOR-BBA —
					Quarterly

80 Dynamic Asset Allocation Balanced Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/17 cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$14,467,100	$130,595 E	$149,872	12/20/47	3 month USD-	2.50% —	$19,277
				LIBOR-BBA —	Semiannually
				Quarterly
273,000	293	(2)	10/2/27	2.2935% —	3 month USD-	(295)
				Semiannually	LIBOR-BBA —
					Quarterly
Total		$350				$53,392

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/17
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$10,086	$10,274	$—	1/12/42	4.00% (1 month	Synthetic TRS	$279
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
208,153	212,894	—	1/12/41	4.00% (1 month	Synthetic TRS	6,741
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
26,193	26,790	—	1/12/41	4.00% (1 month	Synthetic TRS	848
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
963	957	—	1/12/38	6.50% (1 month	Synthetic TRS	5
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
147,780	147,481	—	1/12/40	4.50% (1 month	Synthetic MBX	(71)
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
37,521	37,759	—	1/12/39	(6.00%) 1 month	Synthetic MBX	(318)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
30,117	30,390	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(609)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
16,990	17,265	—	1/12/43	3.50% (1 month	Synthetic TRS	419
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

Dynamic Asset Allocation Balanced Fund 81

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/17 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$297,975	$297,510	$—	1/12/40	5.00% (1 month	Synthetic MBX	$54
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,006,347	1,004,922	—	1/12/41	5.00% (1 month	Synthetic MBX	326
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
372,977	374,080	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(1,961)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Citibank, N.A.
151,548	151,333	—	1/12/41	5.00% (1 month	Synthetic MBX	49
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
262,506	262,134	—	1/12/41	5.00% (1 month	Synthetic MBX	85
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
107,245,795	110,923,510	—	11/27/17	3 month USD-	Russell 1000 Total	(3,535,181)
				LIBOR-BBA plus	Return Index —
				0.09% — Quarterly	Quarterly
130,944,211	131,766,710	—	12/1/17	(3 month USD-	A basket	889,149
				LIBOR-BBA	(CGPUTQL2) of
				plus 0.37%) —	common stocks* —
				Quarterly	Quarterly
Credit Suisse International
1,421,774	1,424,452	—	1/12/41	4.50% (1 month	Synthetic MBX Index	4,881
				USD-LIBOR) —	4.50% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
43,041	44,358	—	1/12/45	3.50% (1 month	Synthetic TRS	1,698
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Goldman Sachs International
16,898	16,768	—	1/12/39	6.00% (1 month	Synthetic TRS	79
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,023	3,002	—	1/12/38	6.50% (1 month	Synthetic TRS	16
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

82 Dynamic Asset Allocation Balanced Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/17 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$25,055	$25,521	$—	1/12/42	4.00% (1 month	Synthetic TRS	$693
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
25,055	25,521	—	1/12/42	4.00% (1 month	Synthetic TRS	693
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
107,250	109,690	—	1/12/40	4.00% (1 month	Synthetic TRS	3,468
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
20,889	20,950	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(110)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
25,057	25,131	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(132)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
462,341	463,709	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(2,430)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
JPMorgan Securities LLC
234,346	239,684	—	1/12/41	(4.00%) 1 month	Synthetic TRS	(7,589)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
60,195	61,317	—	1/12/42	(4.00%) 1 month	Synthetic TRS	(1,664)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
Upfront premium received		—		Unrealized appreciation		909,483
Upfront premium (paid)		—		Unrealized depreciation		(3,550,065)
Total		$—		Total		$(2,640,582)

* The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

*A BASKET — CGPUTQL2 OF COMMON STOCK
				Percentage
Common stocks	Sector	Shares	Value	value
Johnson & Johnson	Health care	30,607	$3,979,189	3.02%
JPMorgan Chase & Co.	Financials	36,357	3,472,464	2.64%
Pfizer, Inc.	Health care	89,767	3,204,665	2.43%
McDonald’s Corp.	Consumer discretionary	17,668	2,768,294	2.10%
Applied Materials, Inc.	Information technology	51,632	2,689,493	2.04%
Texas Instruments, Inc.	Information technology	29,373	2,633,040	2.00%

Dynamic Asset Allocation Balanced Fund 83

*A BASKET — CGPUTQL2 OF COMMON STOCK cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Apple, Inc.	Information technology	16,986	$2,617,829	1.99%
Raytheon Co.	Industrials	13,516	2,521,782	1.91%
UnitedHealth Group, Inc.	Health care	12,729	2,492,994	1.89%
PNC Financial Services Group, Inc. (The)	Financials	18,055	2,433,334	1.85%
eBay, Inc.	Information technology	62,626	2,408,603	1.83%
Altria Group, Inc.	Consumer staples	37,647	2,387,600	1.81%
Intuit, Inc.	Information technology	16,399	2,330,964	1.77%
Exxon Mobil Corp.	Energy	27,854	2,283,439	1.73%
Norfolk Southern Corp.	Industrials	17,113	2,262,958	1.72%
Northrop Grumman Corp.	Industrials	7,799	2,243,800	1.70%
Danaher Corp.	Health care	26,022	2,232,202	1.69%
Humana, Inc.	Health care	9,081	2,212,289	1.68%
Honeywell International, Inc.	Industrials	15,586	2,209,227	1.68%
Kimberly-Clark Corp.	Consumer staples	16,714	1,966,942	1.49%
Walt Disney Co. (The)	Consumer discretionary	19,363	1,908,586	1.45%
Automatic Data Processing, Inc.	Information technology	17,352	1,896,961	1.44%
TJX Cos., Inc. (The)	Consumer discretionary	25,393	1,872,259	1.42%
CBS Corp. Class B (non-voting shares)	Consumer discretionary	31,854	1,847,553	1.40%
Zoetis, Inc.	Health care	28,747	1,832,885	1.39%
Lowe’s Cos., Inc.	Consumer discretionary	22,885	1,829,462	1.39%
Sherwin-Williams Co. (The)	Materials	5,043	1,805,544	1.37%
Allstate Corp. (The)	Financials	16,967	1,559,403	1.18%
CVS Health Corp.	Consumer staples	18,835	1,531,666	1.16%
Juniper Networks, Inc.	Information technology	55,034	1,531,583	1.16%
Aflac, Inc.	Financials	18,331	1,491,982	1.13%
Alphabet, Inc. Class A	Information technology	1,527	1,486,472	1.13%
General Dynamics Corp.	Industrials	6,812	1,400,347	1.06%
Verizon Communications, Inc.	Telecommunication	28,139	1,392,575	1.06%
	services
CME Group, Inc.	Financials	10,128	1,374,104	1.04%
Berkshire Hathaway, Inc. Class B	Financials	7,492	1,373,506	1.04%
Fidelity National Information	Information technology	14,381	1,343,082	1.02%
Services, Inc.
Kinder Morgan, Inc.	Energy	69,499	1,332,999	1.01%
PG&E Corp.	Utilities	19,216	1,308,391	0.99%
F5 Networks, Inc.	Information technology	10,695	1,289,400	0.98%
Ross Stores, Inc.	Consumer discretionary	19,521	1,260,466	0.96%
Baker Hughes a GE Co.	Energy	34,408	1,260,013	0.96%
Marathon Petroleum Corp.	Energy	21,134	1,185,177	0.90%
Merck & Co., Inc.	Health care	17,739	1,135,825	0.86%
Sysco Corp.	Consumer staples	20,912	1,128,217	0.86%
Equity Residential Trust	Real estate	16,687	1,100,186	0.83%
Microsoft Corp.	Information technology	14,274	1,063,292	0.81%
Adobe Systems, Inc.	Information technology	7,096	1,058,606	0.80%
Harris Corp.	Information technology	7,944	1,046,012	0.79%
Edison International	Utilities	13,472	1,039,649	0.79%

84 Dynamic Asset Allocation Balanced Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/17
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6	BBB–/P	$1,504	$22,000	$3,335	5/11/63	300 bp —	$(1,820)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,953	49,000	7,428	5/11/63	300 bp —	(4,451)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	6,050	98,000	14,857	5/11/63	300 bp —	(8,758)
Index						Monthly
Barclays Bank PLC
CMBX NA BBB–.6	BBB–/P	8,647	78,000	11,825	5/11/63	300 bp —	(3,139)
Index						Monthly
Credit Suisse International
CMBX NA A.6	A/P	3,665	114,000	6,715	5/11/63	200 bp —	(3,012)
Index						Monthly
CMBX NA A.6	A/P	8,064	169,000	9,954	5/11/63	200 bp —	(1,834)
Index						Monthly
CMBX NA A.6	A/P	11,156	343,000	20,203	5/11/63	200 bp —	(8,933)
Index						Monthly
CMBX NA A.6	A/P	16,596	529,000	31,158	5/11/63	200 bp —	(14,386)
Index						Monthly
CMBX NA A.6	A/P	33,781	642,000	37,814	5/11/63	200 bp —	(3,819)
Index						Monthly
CMBX NA A.6	A/P	66,809	1,781,000	104,901	5/11/63	200 bp —	(37,499)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	16,210	128,000	19,405	5/11/63	300 bp —	(3,131)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	354,763	3,318,000	503,009	5/11/63	300 bp —	(146,587)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	25,279	342,000	37,859	1/17/47	300 bp —	(12,410)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	110,109	1,393,000	154,205	1/17/47	300 bp —	(43,400)
Index						Monthly
Goldman Sachs International
CMBX NA A.6	A/P	7,391	146,000	8,599	5/11/63	200 bp —	(1,160)
Index						Monthly
CMBX NA A.6	A/P	7,391	146,000	8,599	5/11/63	200 bp —	(1,160)
Index						Monthly
CMBX NA A.6	A/P	7,598	146,000	8,599	5/11/63	200 bp —	(953)
Index						Monthly
CMBX NA A.6	A/P	13,726	209,000	12,310	5/11/63	200 bp —	1,485
Index						Monthly
CMBX NA A.6	A/P	8,196	269,000	15,844	5/11/63	200 bp —	(7,559)
Index						Monthly
CMBX NA A.6	A/P	8,320	269,000	15,844	5/11/63	200 bp —	(7,435)
Index						Monthly
CMBX NA A.6	A/P	17,044	345,000	20,321	5/11/63	200 bp —	(3,162)
Index						Monthly
CMBX NA A.6	A/P	16,596	529,000	31,158	5/11/63	200 bp —	(14,386)
Index						Monthly

Dynamic Asset Allocation Balanced Fund 85

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/17 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA A.6	A/P	$42,184	$700,000	$41,230	5/11/63	200 bp —	$1,187
Index						Monthly
CMBX NA A.6	A/P	41,576	817,000	48,121	5/11/63	200 bp —	(6,273)
Index						Monthly
CMBX NA A.7	A/P	48,048	953,000	32,116	1/17/47	200 bp —	16,249
Index						Monthly
CMBX NA BBB–.6	BBB–/P	3,798	48,000	7,277	5/11/63	300 bp —	(3,455)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	5,846	54,000	8,186	5/11/63	300 bp —	(2,313)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	4,225	81,000	12,280	5/11/63	300 bp —	(8,014)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	6,540	96,000	14,554	5/11/63	300 bp —	(7,965)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	10,387	96,000	14,554	5/11/63	300 bp —	(4,118)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	10,428	96,000	14,554	5/11/63	300 bp —	(4,078)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	11,796	107,000	16,221	5/11/63	300 bp —	(4,372)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	10,042	119,000	18,040	5/11/63	300 bp —	(7,939)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	14,593	169,000	25,620	5/11/63	300 bp —	(10,943)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	14,937	177,000	26,833	5/11/63	300 bp —	(11,808)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	41,396	340,000	51,544	5/11/63	300 bp —	(9,978)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	36,766	392,000	59,427	5/11/63	300 bp —	(22,466)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	117,643	1,565,000	237,254	5/11/63	300 bp —	(118,828)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	2,363	30,000	3,321	1/17/47	300 bp —	(943)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	10,107	145,000	16,052	1/17/47	300 bp —	(5,872)
Index						Monthly
JPMorgan Securities LLC
CMBX NA A.6	A/P	23,828	385,000	22,677	5/11/63	200 bp —	1,280
Index						Monthly
CMBX NA A.6	A/P	14,457	504,000	29,686	5/11/63	200 bp —	(15,061)
Index						Monthly
CMBX NA A.6	A/P	17,326	529,000	31,158	5/11/63	200 bp —	(13,656)
Index						Monthly
CMBX NA A.6	A/P	16,906	559,000	32,925	5/11/63	200 bp —	(15,833)
Index						Monthly
CMBX NA A.6	A/P	38,131	648,000	38,167	5/11/63	200 bp —	180
Index						Monthly

86 Dynamic Asset Allocation Balanced Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/17 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA A.6	A/P	$19,222	$683,000	$40,229	5/11/63	200 bp —	$(20,779)
Index						Monthly
CMBX NA A.6	A/P	28,021	849,000	50,006	5/11/63	200 bp —	(21,702)
Index						Monthly
CMBX NA A.6	A/P	162,589	2,698,000	158,912	5/11/63	200 bp —	4,576
Index						Monthly
CMBX NA A.7	A/P	16,576	378,000	12,739	1/17/47	200 bp —	3,964
Index						Monthly
CMBX NA BBB–.6	BBB–/P	5,548	38,000	5,761	5/11/63	300 bp —	(194)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	5,945	53,000	8,035	5/11/63	300 bp —	(2,064)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	5,931	54,000	8,186	5/11/63	300 bp —	(2,228)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	7,754	55,000	8,338	5/11/63	300 bp —	(557)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	7,750	62,000	9,399	5/11/63	300 bp —	(1,618)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	8,983	79,000	11,976	5/11/63	300 bp —	(2,954)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	8,804	80,000	12,128	5/11/63	300 bp —	(3,284)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	9,420	83,000	12,583	5/11/63	300 bp —	(3,122)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	12,250	85,000	12,886	5/11/63	300 bp —	(594)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	10,151	91,000	13,796	5/11/63	300 bp —	(3,599)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	14,122	97,000	14,705	5/11/63	300 bp —	(534)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	14,790	134,000	20,314	5/11/63	300 bp —	(5,457)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	20,226	182,000	27,591	5/11/63	300 bp —	(7,274)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	519,621	4,339,000	657,792	5/11/63	300 bp —	(135,994)
Index						Monthly
Upfront premium received		2,172,874		Unrealized appreciation			28,921
Upfront premium (paid)		—		Unrealized depreciation			(814,863)
Total		$2,172,874		Total			$(785,942)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2017. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Dynamic Asset Allocation Balanced Fund 87

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/17
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.7 Index	$(9,737)	$62,000	$12,102	1/17/47	(500 bp) —	$2,313
					Monthly
CMBX NA BB.7 Index	(10,124)	62,000	12,102	1/17/47	(500 bp) —	1,927
					Monthly
Credit Suisse International
CMBX NA BB.7 Index	(18,498)	1,048,000	254,559	5/11/63	(500 bp) —	235,188
					Monthly
CMBX NA BB.7 Index	(109,548)	666,000	130,003	1/17/47	(500 bp) —	19,900
					Monthly
Goldman Sachs International
CMBX NA BB.6 Index	(52,173)	510,000	123,879	5/11/63	(500 bp) —	71,281
					Monthly
CMBX NA BB.7 Index	(6,356)	42,000	8,198	1/17/47	(500 bp) —	1,808
					Monthly
CMBX NA BB.6 Index	(146)	1,000	243	5/11/63	(500 bp) —	96
					Monthly
CMBX NA BB.7 Index	(117,160)	577,000	112,630	1/17/47	(500 bp) —	(5,010)
					Monthly
CMBX NA BB.7 Index	(18,678)	114,000	22,253	1/17/47	(500 bp) —	3,480
					Monthly
CMBX NA BB.7 Index	(676)	4,000	781	1/17/47	(500 bp) —	101
					Monthly
JPMorgan Securities LLC
CMBX NA BB.6 Index	(30,579)	230,000	55,867	5/11/63	(500 bp) —	25,097
					Monthly
CMBX NA BB.6 Index	(15,389)	107,000	25,990	5/11/63	(500 bp) —	10,512
					Monthly
CMBX NA BB.6 Index	(10,826)	77,000	18,703	5/11/63	(500 bp) —	7,813
					Monthly
CMBX NA BB.7 Index	(129,250)	755,000	147,376	1/17/47	(500 bp) —	17,497
					Monthly
CMBX NA BB.7 Index	(29,883)	184,000	35,917	1/17/47	(500 bp) —	5,881
					Monthly
CMBX NA BB.7 Index	(18,784)	120,000	23,424	1/17/47	(500 bp) —	4,540
					Monthly
CMBX NA BB.7 Index	(9,737)	62,000	12,102	1/17/47	(500 bp) —	2,313
					Monthly
CMBX NA BBB–.7 Index	(6,138)	55,000	6,089	1/17/47	(300 bp) —	(77)
					Monthly
Upfront premium received	—		Unrealized appreciation			409,747
Upfront premium (paid)	(593,682)		Unrealized depreciation			(5,087)
Total	$(593,682)		Total			$404,660

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

88 Dynamic Asset Allocation Balanced Fund

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/17
		Upfront
		premium			Termi-	Payments	Unrealized
		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 29	B+/P	$(2,277,972)	$30,833,000	$2,414,779	12/20/22	500 bp —	$149,653
Index						Quarterly
NA IG Series 28	BBB+/P	(1,955,037)	120,850,000	2,560,086	6/20/22	100 bp —	641,976
Index						Quarterly
Total		$(4,233,009)					$791,629

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2017. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/17
	Upfront
	premium			Termi-	Payments	Unrealized
Referenced	received	Notional		nation	(paid)	appreciation/
debt *	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 29	$4,018,548	$53,939,000	$4,224,395	12/20/22	(500 bp) —	$(220,829)
Index					Quarterly
Total	$4,018,548					$(220,829)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Dynamic Asset Allocation Balanced Fund 89

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Basic materials	$38,991,262	$12,079,357	$—
Capital goods	93,291,946	2,613,868	—
Communication services	36,039,214	6,884,340	1,332
Conglomerates	8,289,597	2,877,450	—
Consumer cyclicals	188,087,199	8,926,269	4
Consumer staples	130,360,136	12,896,150	176,588
Energy	72,859,567	1,249,928	7,209
Financials	247,583,781	33,564,658	—
Health care	184,635,918	4,829,996	—
Technology	269,131,940	5,775,358	—
Transportation	38,466,194	7,423,442	—
Utilities and power	50,288,965	959,230	—
Total common stocks	1,358,025,719	100,080,046	185,133

Asset-backed securities	—	1,176,000	—
Convertible bonds and notes	—	254,456	—
Convertible preferred stocks	—	235,943	—
Corporate bonds and notes	—	427,178,648	20
Foreign government and agency bonds and notes	—	12,835,734	—
Investment companies	131,619	—	—
Mortgage-backed securities	—	72,248,724	—
Preferred stocks	140,976	—	—
Purchased options outstanding	—	33,404	—
Senior loans	—	2,567,224	—
U.S. government and agency mortgage obligations	—	314,132,091	—
U.S. treasury obligations	—	305,280	—
Warrants	967	—	—
Short-term investments	235,103,319	224,470,938	—
Totals by level	$1,593,402,600	$1,155,518,488	$185,153

90 Dynamic Asset Allocation Balanced Fund

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$782,979	$—
Futures contracts	8,133,509	—	—
Written options outstanding	—	(9,211)	—
TBA sale commitments	—	(28,262,500)	—
Interest rate swap contracts	—	53,042	—
Total return swap contracts	—	(2,640,582)	—
Credit default contracts	—	(1,175,213)	—
Totals by level	$8,133,509	$(31,251,485)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1), did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Balanced Fund 91

Statement of assets and liabilities 9/30/17

ASSETS
Investment in securities, at value, including $26,825,260 of securities on loan (Notes 1 and 9):
Unaffiliated issuers (identified cost $2,249,141,054)	$2,486,985,977
Affiliated issuers (identified cost $262,120,264) (Notes 1 and 5)	262,120,264
Cash	20,408
Foreign currency (cost $47,358) (Note 1)	61,146
Dividends, interest and other receivables	9,105,662
Receivable for shares of the fund sold	22,806,190
Receivable for investments sold	6,896,965
Receivable for sales of delayed delivery securities (Note 1)	26,731,706
Receivable for variation margin on futures contracts (Note 1)	393,056
Receivable for variation margin on centrally cleared swap contracts (Note 1)	1,455,289
Unrealized appreciation on forward currency contracts (Note 1)	2,932,354
Unrealized appreciation on OTC swap contracts (Note 1)	1,348,151
Premium paid on OTC swap contracts (Note 1)	593,682
Prepaid assets	49,785
Total assets	2,821,500,635

LIABILITIES
Payable for investments purchased	5,802,499
Payable for purchases of delayed delivery securities (Note 1)	85,098,125
Payable for shares of the fund repurchased	23,366,533
Payable for compensation of Manager (Note 2)	1,123,421
Payable for custodian fees (Note 2)	72,972
Payable for investor servicing fees (Note 2)	566,166
Payable for Trustee compensation and expenses (Note 2)	493,700
Payable for administrative services (Note 2)	10,775
Payable for distribution fees (Note 2)	1,233,328
Payable for variation margin on futures contracts (Note 1)	257,744
Payable for variation margin on centrally cleared swap contracts (Note 1)	1,415,298
Unrealized depreciation on OTC swap contracts (Note 1)	4,370,015
Premium received on OTC swap contracts (Note 1)	2,172,874
Unrealized depreciation on forward currency contracts (Note 1)	2,149,375
Written options outstanding, at value (premiums $88,440) (Note 1)	9,211
TBA sale commitments, at value (proceeds receivable $28,307,852) (Note 1)	28,262,500
Collateral on securities loaned, at value (Note 1)	27,418,945
Collateral on certain derivative contracts, at value (Notes 1 and 9)	707,280
Other accrued expenses	394,139
Total liabilities	184,924,900

Net assets	$2,636,575,735

(Continued on next page)

92 Dynamic Asset Allocation Balanced Fund

Statement of assets and liabilities cont.

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$2,254,280,157
Undistributed net investment income (Note 1)	31,094,343
Accumulated net realized gain on investments and foreign currency transactions (Note 1)	106,705,752
Net unrealized appreciation of investments and assets and liabilities in foreign currencies	244,495,483
Total — Representing net assets applicable to capital shares outstanding	$2,636,575,735

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($1,398,457,549 divided by 90,647,426 shares)	$15.43
Offering price per class A share (100/94.25 of $15.43)*	$16.37
Net asset value and offering price per class B share ($68,183,057 divided by 4,437,825 shares)**	$15.36
Net asset value and offering price per class C share ($306,264,262 divided by 20,383,240 shares)**	$15.03
Net asset value and redemption price per class M share ($30,034,122 divided by 1,951,172 shares)	$15.39
Offering price per class M share (100/96.50 of $15.39)*	$15.95
Net asset value, offering price and redemption price per class P share
($197,195,154 divided by 12,749,218 shares)	$15.47
Net asset value, offering price and redemption price per class R share
($34,448,011 divided by 2,250,604 shares)	$15.31
Net asset value, offering price and redemption price per class R5 share
($1,433,587 divided by 92,726 shares)	$15.46
Net asset value, offering price and redemption price per class R6 share
($212,564,867 divided by 13,749,866 shares)	$15.46
Net asset value, offering price and redemption price per class Y share
($387,995,126 divided by 25,098,231 shares)	$15.46

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Balanced Fund 93

Statement of operations Year ended 9/30/17

INVESTMENT INCOME
Dividends (net of foreign tax of $787,423)	$31,864,638
Interest (net of foreign tax of $2,401) (including interest income of $2,022,461 from investments
in affiliated issuers) (Note 5)	30,183,634
Securities lending (net of expenses) (Notes 1 and 5)	110,074
Total investment income	62,158,346

EXPENSES
Compensation of Manager (Note 2)	12,913,944
Investor servicing fees (Note 2)	3,250,585
Custodian fees (Note 2)	219,402
Trustee compensation and expenses (Note 2)	145,807
Distribution fees (Note 2)	7,361,886
Administrative services (Note 2)	74,662
Other	893,259
Total expenses	24,859,545

Expense reduction (Note 2)	(15,273)
Net expenses	24,844,272

Net investment income	37,314,074

Net realized gain on securities from unaffiliated issuers (net of foreign tax of $43,218)
(Notes 1 and 3)	88,439,706
Net realized gain on forward currency contracts (Note 1)	4,814,205
Net realized loss on foreign currency transactions (Note 1)	(100,912)
Net realized gain on swap contracts (Note 1)	9,687,539
Net realized gain on futures contracts (Note 1)	35,166,306
Net realized loss on written options (Note 1)	(791,003)
Net unrealized appreciation of securities in unaffiliated issuers, when-issued securities and TBA
sale commitments during the year	121,868,325
Net unrealized depreciation of forward currency contracts during the year	(889,711)
Net unrealized appreciation of assets and liabilities in foreign currencies during the year	18,393
Net unrealized depreciation of swap contracts during the year	(5,125,239)
Net unrealized appreciation of futures contracts during the year	3,900,191
Net unrealized appreciation of written options during the year	79,229
Net gain on investments	257,067,029

Net increase in net assets resulting from operations	$294,381,103

The accompanying notes are an integral part of these financial statements.

94 Dynamic Asset Allocation Balanced Fund

Statement of changes in net assets

INCREASE IN NET ASSETS	Year ended 9/30/17	Year ended 9/30/16
Operations
Net investment income	$37,314,074	$27,741,235
Net realized gain on investments
and foreign currency transactions	137,215,841	13,857,563
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies	119,851,188	118,581,141
Net increase in net assets resulting from operations	294,381,103	160,179,939
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(19,793,277)	(20,441,767)
Class B	(492,427)	(605,504)
Class C	(2,268,503)	(2,365,289)
Class M	(279,760)	(297,812)
Class P	(3,357,051)	(595,119)
Class R	(370,612)	(265,406)
Class R5	(36,284)	(35,027)
Class R6	(3,330,277)	(2,238,702)
Class Y	(5,726,823)	(5,772,575)
Net realized short-term gain on investments
Class A	—	(11,069,914)
Class B	—	(640,309)
Class C	—	(2,081,662)
Class M	—	(242,629)
Class R	—	(130,213)
Class R5	—	(2,349)
Class R6	—	(706,466)
Class Y	—	(2,646,983)
From net realized long-term gain on investments
Class A	(11,716,141)	(54,460,505)
Class B	(624,910)	(3,150,115)
Class C	(2,579,176)	(10,241,125)
Class M	(248,337)	(1,193,657)
Class P	(1,439,619)	—
Class R	(236,302)	(640,609)
Class R5	(20,580)	(11,557)
Class R6	(1,426,579)	(3,475,588)
Class Y	(2,494,803)	(13,022,328)
Increase from capital share transactions (Note 4)	99,823,214	425,922,883
Total increase in net assets	337,762,856	449,769,612

NET ASSETS
Beginning of year	2,298,812,879	1,849,043,267
End of year (including undistributed net investment
income of $31,094,343 and $14,287,127, respectively)	$2,636,575,735	$2,298,812,879

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Balanced Fund 95

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from		From		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	From net	net realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	investment income	on investments	distributions	of period	value (%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	(%)
Class A
September 30, 2017	$14.02	.22	1.54	1.76	(.22)	(.13)	(.35)	$15.43	12.66	$1,398,458.98		1.54	200[e]
September 30, 2016	13.90	.19	.89	1.08	(.22)	(.74)	(.96)	14.02	8.06	1,330,619	1.01[d]	1.38[d]	374[e]
September 30, 2015	14.69	.17	(.05)	.12	(.21)	(.70)	(.91)	13.90	.65	1,205,510.98		1.18	343[e]
September 30, 2014	13.19	.22	1.48	1.70	(.20)	—	(.20)	14.69	12.94	1,114,099.99		1.55	351[e]
September 30, 2013	11.89	.21	1.28	1.49	(.19)	—	(.19)	13.19	12.62	969,273	1.02	1.71	190[f]
Class B
September 30, 2017	$13.96	.11	1.52	1.63	(.10)	(.13)	(.23)	$15.36	11.80	$68,183	1.73	.78	200[e]
September 30, 2016	13.85	.08	.89	.97	(.12)	(.74)	(.86)	13.96	7.20	71,395	1.76[d]	.62[d]	374[e]
September 30, 2015	14.63	.06	(.04)	.02	(.10)	(.70)	(.80)	13.85	(.05)	72,356	1.73	.42	343[e]
September 30, 2014	13.15	.11	1.46	1.57	(.09)	—	(.09)	14.63	11.97	78,865	1.74	.80	351[e]
September 30, 2013	11.84	.12	1.29	1.41	(.10)	—	(.10)	13.15	11.90	81,247	1.77	.96	190[f]
Class C
September 30, 2017	$13.66	.11	1.50	1.61	(.11)	(.13)	(.24)	$15.03	11.89	$306,264	1.73	.79	200[e]
September 30, 2016	13.58	.08	.86	.94	(.12)	(.74)	(.86)	13.66	7.19	283,090	1.76[d]	.63[d]	374[e]
September 30, 2015	14.38	.06	(.05)	.01	(.11)	(.70)	(.81)	13.58	(.09)	208,644	1.73	.43	343[e]
September 30, 2014	12.92	.11	1.45	1.56	(.10)	—	(.10)	14.38	12.09	142,816	1.74	.80	351[e]
September 30, 2013	11.65	.12	1.25	1.37	(.10)	—	(.10)	12.92	11.81	114,907	1.77	.96	190[f]
Class M
September 30, 2017	$13.99	.15	1.52	1.67	(.14)	(.13)	(.27)	$15.39	12.07	$30,034	1.48	1.04	200[e]
September 30, 2016	13.87	.12	.89	1.01	(.15)	(.74)	(.89)	13.99	7.52	27,883	1.51[d]	.87[d]	374[e]
September 30, 2015	14.66	.10	(.05)	.05	(.14)	(.70)	(.84)	13.87	.15	29,153	1.48	.68	343[e]
September 30, 2014	13.17	.15	1.47	1.62	(.13)	—	(.13)	14.66	12.33	28,808	1.49	1.05	351[e]
September 30, 2013	11.87	.15	1.28	1.43	(.13)	—	(.13)	13.17	12.10	26,680	1.52	1.20	190[f]
Class P
September 30, 2017	$14.05	.29	1.53	1.82	(.27)	(.13)	(.40)	$15.47	13.14	$197,195.59		1.96	200[e]
September 30, 2016†	14.07	.02	.02	.04	(.06)	—	(.06)	14.05	.25*	152,939	.05*	.14*	374[e]
Class R
September 30, 2017	$13.91	.19	1.52	1.71	(.18)	(.13)	(.31)	$15.31	12.43	$34,448	1.23	1.31	200[e]
September 30, 2016	13.81	.15	.88	1.03	(.19)	(.74)	(.93)	13.91	7.75	24,577	1.26[d]	1.13[d]	374[e]
September 30, 2015	14.59	.14	(.06)	.08	(.16)	(.70)	(.86)	13.81	.39	12,031	1.23	.92	343[e]
September 30, 2014	13.11	.18	1.47	1.65	(.17)	—	(.17)	14.59	12.59	14,744	1.24	1.30	351[e]
September 30, 2013	11.81	.18	1.28	1.46	(.16)	—	(.16)	13.11	12.42	12,512	1.27	1.46	190[f]
Class R5
September 30, 2017	$14.04	.25	1.55	1.80	(.25)	(.13)	(.38)	$15.46	12.96	$1,434.73		1.71	200[e]
September 30, 2016	13.93	.23	.88	1.11	(.26)	(.74)	(1.00)	14.04	8.28	2,523	.74[d]	1.72[d]	374[e]
September 30, 2015	14.71	.22	(.05)	.17	(.25)	(.70)	(.95)	13.93	.97	256.73		1.46	343[e]
September 30, 2014	13.21	.28	1.45	1.73	(.23)	—	(.23)	14.71	13.12	36.74		1.95	351[e]
September 30, 2013	11.90	.25	1.29	1.54	(.23)	—	(.23)	13.21	12.99	12.75		1.98	190[f]

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

96 Dynamic Asset Allocation Balanced Fund	Dynamic Asset Allocation Balanced Fund 97

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from		From		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	From net	net realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	investment income	on investments	distributions	of period	value (%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	(%)
Class R6
September 30, 2017	$14.05	.28	1.53	1.81	(.27)	(.13)	(.40)	$15.46	13.03	$212,565.63		1.93	200[e]
September 30, 2016	13.93	.24	.89	1.13	(.27)	(.74)	(1.01)	14.05	8.44	147,161	.64[d]	1.75[d]	374[e]
September 30, 2015	14.71	.23	(.04)	.19	(.27)	(.70)	(.97)	13.93	1.08	60,489.63		1.55	343[e]
September 30, 2014	13.21	.27	1.48	1.75	(.25)	—	(.25)	14.71	13.30	16,200.64		1.91	351[e]
September 30, 2013	11.90	.25	1.30	1.55	(.24)	—	(.24)	13.21	13.11	10,947.65		1.94	190[f]
Class Y
September 30, 2017	$14.05	.27	1.52	1.79	(.25)	(.13)	(.38)	$15.46	12.92	$387,995.73		1.82	200[e]
September 30, 2016	13.92	.22	.90	1.12	(.25)	(.74)	(.99)	14.05	8.37	258,625	.76[d]	1.63[d]	374[e]
September 30, 2015	14.71	.21	(.05)	.16	(.25)	(.70)	(.95)	13.92	.90	260,604.73		1.43	343[e]
September 30, 2014	13.21	.26	1.48	1.74	(.24)	—	(.24)	14.71	13.20	131,417.74		1.79	351[e]
September 30, 2013	11.90	.25	1.28	1.53	(.22)	—	(.22)	13.21	12.96	115,550.77		1.98	190[f]

* Not annualized.

† For the period August 31, 2016 (commencement of operations) to September 30, 2016.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waivers, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

e Portfolio turnover includes TBA purchase and sale commitments.

f Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %
September 30, 2013	404%

The accompanying notes are an integral part of these financial statements.

98 Dynamic Asset Allocation Balanced Fund	Dynamic Asset Allocation Balanced Fund 99

Notes to financial statements 9/30/17

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from October 1, 2016 through September 30, 2017.

Putnam Dynamic Asset Allocation Balanced Fund (the fund) is a diversified series of Putnam Asset Allocation Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, Putnam Management adjusts portfolio allocations from time to time within a certain range to try to optimize the fund’s performance consistent with its goal. The goal of the fund is to seek total return. Total return is composed of capital appreciation and income. The fund invests mainly in equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage backed investments). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. Putnam Management may also select other investments that do not fall within these asset classes. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers class A, class B, class C, class M, class P, class R, class R5, class R6 and class Y shares. The fund registered class T shares in February 2017, however, as of the date of this report, class T shares had not commenced operations and are not available for purchase. Effective April 1, 2017, purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively. Class A shares generally are not subject to a contingent deferred sales charge, and class M, class P, class R, class R5, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class P, class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class P, class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class P shares are only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

100 Dynamic Asset Allocation Balanced Fund

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments (including when-issued securities sold, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price (ask price for when-issued securities sold, if any) and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other

Dynamic Asset Allocation Balanced Fund 101

multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $92,910,038, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received

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or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge against changes in values of securities it owns, owned or expects to own.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

Dynamic Asset Allocation Balanced Fund 103

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and

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obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dynamic Asset Allocation Balanced Fund 105

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $134,555 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $4,664,202 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $4,802,828 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, net of expenses, is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $27,418,945 and the value of securities loaned amounted to $26,825,260.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit plus a $25,000 flat fee and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

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The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions, from foreign currency gains and losses, from unrealized gains and losses on passive foreign investment companies, from income on swap contracts, and from interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

At the close of the reporting period, the fund reclassified $15,148,156 to increase undistributed net investment income, $815 to decrease paid-in capital and $15,147,341 to decrease accumulated net realized gain.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$282,736,941
Unrealized depreciation	(51,761,963)
Net unrealized appreciation	230,974,978
Undistributed ordinary income	29,500,251
Undistributed long-term gain	76,822,585
Undistributed short-term gain	45,039,705
Cost for federal income tax purposes	$2,494,973,776

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.680%	of the first $5 billion,	0.480%	of the next $50 billion,
0.630%	of the next $5 billion,	0.460%	of the next $50 billion,
0.580%	of the next $10 billion,	0.450%	of the next $100 billion and
0.530%	of the next $10 billion,	0.445%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.525% of the fund’s average net assets.

Dynamic Asset Allocation Balanced Fund 107

Putnam Management has contractually agreed, through January 30, 2019, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R, and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (“retail account”) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$2,029,575	Class R	43,319
Class B	104,687	Class R5	3,342
Class C	437,433	Class R6	89,980
Class M	42,744	Class Y	481,553
Class P	17,952	Total	$3,250,585

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $3,860 under the expense offset arrangements and by $11,413 under the brokerage/ service arrangements.

108 Dynamic Asset Allocation Balanced Fund

Each Independent Trustee of the fund receives an annual Trustee fee, of which $1,881, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (“Maximum %”) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (“Approved %”) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$3,385,784
Class B	1.00%	1.00%	698,142
Class C	1.00%	1.00%	2,919,281
Class M	1.00%	0.75%	213,855
Class R	1.00%	0.50%	144,824
Total			$7,361,886

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $307,342 and $6,013 from the sale of class A and class M shares, respectively, and received $27,790 and $15,098 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $840 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$4,277,577,103	$4,078,670,431
U.S. government securities (Long-term)	—	—
Total	$4,277,577,103	$4,078,670,431

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Dynamic Asset Allocation Balanced Fund 109

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	YEAR ENDED 9/30/17		YEAR ENDED 9/30/16
Class A	Shares	Amount	Shares	Amount
Shares sold	12,592,277	$183,545,250	19,241,477	$264,499,350
Shares issued in connection with
reinvestment of distributions	2,078,280	30,114,156	6,104,752	82,669,475
	14,670,557	213,659,406	25,346,229	347,168,825
Shares repurchased	(18,946,045)	(276,153,053)	(17,151,354)	(234,060,159)
Net increase (decrease)	(4,275,488)	$(62,493,647)	8,194,875	$113,108,666

	YEAR ENDED 9/30/17		YEAR ENDED 9/30/16
Class B	Shares	Amount	Shares	Amount
Shares sold	364,199	$5,193,735	917,767	$12,496,216
Shares issued in connection with
reinvestment of distributions	72,731	1,040,391	307,554	4,149,047
	436,930	6,234,126	1,225,321	16,645,263
Shares repurchased	(1,113,037)	(16,121,201)	(1,336,775)	(18,156,624)
Net decrease	(676,107)	$(9,887,075)	(111,454)	$(1,511,361)

	YEAR ENDED 9/30/17		YEAR ENDED 9/30/16
Class C	Shares	Amount	Shares	Amount
Shares sold	4,364,667	$62,210,045	7,819,945	$104,462,264
Shares issued in connection with
reinvestment of distributions	324,148	4,545,119	1,028,849	13,591,402
	4,688,815	66,755,164	8,848,794	118,053,666
Shares repurchased	(5,022,330)	(71,506,240)	(3,498,195)	(46,650,319)
Net increase (decrease)	(333,515)	$(4,751,076)	5,350,599	$71,403,347

	YEAR ENDED 9/30/17		YEAR ENDED 9/30/16
Class M	Shares	Amount	Shares	Amount
Shares sold	227,589	$3,323,098	258,877	$3,519,750
Shares issued in connection with
reinvestment of distributions	36,164	520,575	127,186	1,718,394
	263,753	3,843,673	386,063	5,238,144
Shares repurchased	(305,845)	(4,435,457)	(494,595)	(6,868,610)
Net decrease	(42,092)	$(591,784)	(108,532)	$(1,630,466)

110 Dynamic Asset Allocation Balanced Fund

			FOR THE PERIOD 8/31/16
			(COMMENCEMENT OF OPERATIONS)
	YEAR ENDED 9/30/17		TO 9/30/16
Class P	Shares	Amount	Shares	Amount
Shares sold	7,194,724	$105,028,623	12,090,526	$170,075,104
Shares issued in connection with
reinvestment of distributions	328,999	4,796,670	43,000	595,119
	7,523,723	109,825,293	12,133,526	170,670,223
Shares repurchased	(5,658,079)	(83,168,795)	(1,249,952)	(17,551,327)
Net increase	1,865,644	$26,656,498	10,883,574	$153,118,896

	YEAR ENDED 9/30/17		YEAR ENDED 9/30/16
Class R	Shares	Amount	Shares	Amount
Shares sold	1,003,506	$14,564,662	1,245,657	$16,987,402
Shares issued in connection with
reinvestment of distributions	34,548	497,316	62,916	846,610
	1,038,054	15,061,978	1,308,573	17,834,012
Shares repurchased	(553,774)	(8,010,498)	(413,305)	(5,585,391)
Net increase	484,280	$7,051,480	895,268	$12,248,621

	YEAR ENDED 9/30/17		YEAR ENDED 9/30/16
Class R5	Shares	Amount	Shares	Amount
Shares sold	85,850	$1,241,394	175,685	$2,278,114
Shares issued in connection with
reinvestment of distributions	3,934	56,864	3,606	48,933
	89,784	1,298,258	179,291	2,327,047
Shares repurchased	(176,723)	(2,601,314)	(17,974)	(243,581)
Net increase (decrease)	(86,939)	$(1,303,056)	161,317	$2,083,466

	YEAR ENDED 9/30/17		YEAR ENDED 9/30/16
Class R6	Shares	Amount	Shares	Amount
Shares sold	5,878,097	$85,702,558	7,592,802	$104,275,830
Shares issued in connection with
reinvestment of distributions	326,155	4,756,856	473,180	6,420,756
	6,204,252	90,459,414	8,065,982	110,696,586
Shares repurchased	(2,931,132)	(42,953,882)	(1,932,798)	(26,576,871)
Net increase	3,273,120	$47,505,532	6,133,184	$84,119,715

	YEAR ENDED 9/30/17		YEAR ENDED 9/30/16
Class Y	Shares	Amount	Shares	Amount
Shares sold	11,241,296	$164,012,814	19,124,199	$261,924,130
Shares issued in connection with
reinvestment of distributions	534,190	7,791,520	1,451,097	19,671,854
	11,775,486	171,804,334	20,575,296	281,595,984
Shares repurchased	(5,089,109)	(74,167,992)	(20,883,236)	(288,613,985)
Net increase (decrease)	6,686,377	$97,636,342	(307,940)	$(7,018,001)

Dynamic Asset Allocation Balanced Fund 111

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value
Class R5	1,076	1.16%	$16,635

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 9/30/16	cost	proceeds	income	of 9/30/17
Short-term investments
Putnam Cash Collateral
Pool, LLC*	$32,789,432	$205,138,686	$210,509,173	$241,616	$27,418,945
Putnam Short Term
Investment Fund**	271,201,319	360,000,000	396,500,000	2,022,461	234,701,319
Total Short-term
investments	$303,990,751	$565,138,686	$607,009,173	$2,264,077	$262,120,264

* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.

** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

112 Dynamic Asset Allocation Balanced Fund

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$20
Purchased currency options (contract amount)	$28,000,000
Written equity option contracts (contract amount)	$20
Written currency options (contract amount)	$28,000,000
Futures contracts (number of contracts)	6,000
Forward currency contracts (contract amount)	$485,500,000
Centrally cleared interest rate swap contracts (notional)	$340,300,000
OTC total return swap contracts (notional)	$232,300,000
OTC credit default contracts (notional)	$27,800,000
Centrally cleared credit default contracts (notional)	$182,100,000
Warrants (number of warrants)	110,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Credit contracts	appreciation	$6,022,980*	Unrealized depreciation	$7,198,193*
Foreign exchange
contracts	Investments, Receivables	2,965,758	Payables	2,158,586
Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Equity contracts	appreciation	11,215,526*	Unrealized depreciation	4,163,869*
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	1,507,146*	Unrealized depreciation	3,011,867*
Total		$21,711,410		$16,532,515

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Dynamic Asset Allocation Balanced Fund 113

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not
accounted for as
hedging				Forward
instruments under				currency
ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$5,400,772	$5,400,772
Foreign exchange
contracts	—	1,167,429	—	4,814,205	—	$5,981,634
Equity contracts	315,719	(46,905)	38,378,819	—	4,704,981	$43,352,614
Interest rate
contracts	—	—	(3,212,513)	—	(418,214)	$(3,630,727)
Total	$315,719	$1,120,524	$35,166,306	$4,814,205	$9,687,539	$51,104,293

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not
accounted for as
hedging				Forward
instruments under				currency
ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(533,351)	$(533,351)
Foreign exchange
contracts	—	(116,481)	—	(889,711)	—	$(1,006,192)
Equity contracts	(34,648)	—	4,790,367	—	(4,486,245)	$269,474
Interest rate
contracts	—	—	(890,176)	—	(105,643)	$(995,819)
Total	$(34,648)	$(116,481)	$3,900,191	$(889,711)	$(5,125,239)	$(2,265,888)

114 Dynamic Asset Allocation Balanced Fund

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Dynamic Asset Allocation Balanced Fund 115

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearingbroker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest
rate swap contracts§	$—	$—	$ 1,455,289	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$ 1,455,289
OTC Total return
swap contracts*#	—	8,672	—	889,283	—	6,579	4,949	—	—	—	—	—	—	—	—	909,483
OTC Credit
default contracts —
protection sold *#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit
default contracts —
protection purchased*#	—	—	—	—	24,101	383,134	266,945	—	—	324,162	—	—	—	—	—	998,342
Futures contracts§	—	—	—	—	—	—	—	—	—	—	393,056	—	—	—	—	393,056
Forward currency
contracts #	217,899	82,442	—	576,190	—	121,730	293,685	358,748	221,999	—	—	408,450	248,811	191,657	210,743	2,932,354
Purchased options **#	33,404	—	—	—	—	—	—	—	—	—	—	—	—	—	—	33,404
Repurchase agreements **	—	—	—	—	—	—	—	46,088,000	—	—	45,000,000	—	—	—	—	91,088,000
Total Assets	$251,303	$91,114	$1,455,289	$1,465,473	$24,101	$511,443	$565,579	$46,446,748	$221,999	$324,162	$45,393,056	$408,450	$248,811	$191,657	$210,743	$97,809,928
Liabilities:
Centrally cleared interest
rate swap contracts§	—	—	1,415,298	—	—	—	—	—	—	—	—	—	—	—	—	1,415,298
OTC Total return swap
contracts*#	—	2,959	—	3,535,181	—	—	2,672	—	—	9,253	—	—	—	—	—	3,550,065
OTC Credit
default contracts —
protection sold *#	25,536	11,786	—	—	—	921,443	765,196	—	—	1,234,855	—	—	—	—	—	2,958,816
Centrally cleared credit
default contracts §	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit
default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	257,744	—	—	—	—	257,744
Forward currency
contracts #	220,569	68,334	—	211,814	—	88,715	575,658	88,921	366,705	—	—	178,694	286,164	42,406	21,395	2,149,375
Written options #	9,211	—	—	—	—	—	—	—	—	—	—	—	—	—	—	9,211

116 Dynamic Asset Allocation Balanced Fund	Dynamic Asset Allocation Balanced Fund 117

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearingbroker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Total Liabilities	$255,316	$83,079	$1,415,298	$3,746,995	$—	$1,010,158	$1,343,526	$88,921	$366,705	$1,244,108	$257,744	$178,694	$286,164	$42,406	$21,395	$10,340,509
Total Financial and
Derivative Net Assets	$(4,013)	$8,035	$39,991	$(2,281,522)	$24,101	$(498,715)	$(777,947)	$46,357,827	$(144,706)	$(919,946) $45,135,312		$229,756	$(37,353)	$149,251	$189,348	$87,469,419
Total collateral received
(pledged)†##	$—	$8,035	$—	$(2,259,817)	$—	$(498,715)	$(777,947)	$46,357,827	$(144,706)	$(919,946)	$45,135,312	$229,756	$—	$134,555	$—
Net amount	$(4,013)	$—	$39,991	$(21,705)	$24,101	$—	$—	$—	$—	$—	$—	$—	$(37,353)	$14,696	$189,348
Controlled collateral
received (including
TBA commitments)**	$—	$49,984	$—	$—	$—	$—	$—	$255,296	$—	$—	$—	$402,000	$—	$—	$—	$707,280
Uncontrolled collateral
received	$—	$—	$—	$—	$—	$—	$—	$47,010,038	$—	$—	$45,900,000	$—	$—	$134,555	$—	$93,044,593
Collateral (pledged)
(including TBA
commitments)**	$—	$—	$—	$(2,259,817)	$—	$(569,219)	$(799,788)	$—	$(161,352)	$(1,012,652)	$—	$—	$—	$—	$—	$(4,802,828)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $7,908,628 and $3,440,544, respectively.

118 Dynamic Asset Allocation Balanced Fund	Dynamic Asset Allocation Balanced Fund 119

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Asset Allocation Funds and Shareholders of
Putnam Dynamic Asset Allocation Conservative Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Dynamic Asset Allocation Conservative Fund (the “Fund”) as of September 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of September 30, 2017 by correspondence with the custodian, brokers, and transfer agent of the underlying funds, and when replies were not received from brokers, we performed other auditing procedures, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 10, 2017

24 Dynamic Asset Allocation Conservative Fund

The fund’s portfolio 9/30/17

COMMON STOCKS (39.0%)*	Shares	Value
Basic materials (1.4%)
Anglo American PLC (United Kingdom)	16,946	$304,169
Asahi Kasei Corp. (Japan)	40,000	492,847
BASF SE (Germany)	15,350	1,633,521
Cabot Corp.	3,800	212,040
Celanese Corp. Ser. A	1,800	187,686
CIMIC Group, Ltd. (Australia)	24,974	868,980
Covestro AG (Germany)	3,898	335,163
Evonik Industries AG (Germany)	29,341	1,047,974
Fortescue Metals Group, Ltd. (Australia)	66,093	267,601
Hitachi Chemical Co., Ltd. (Japan)	11,500	315,462
Hitachi Metals, Ltd. (Japan)	4,000	55,695
HOCHTIEF AG (Germany)	5,540	934,688
Kajima Corp. (Japan)	23,000	228,666
Kuraray Co., Ltd. (Japan)	17,400	325,649
Mitsubishi Chemical Holdings Corp. (Japan)	52,700	502,684
Mitsubishi Gas Chemical Co., Inc. (Japan)	10,100	236,927
Mitsubishi Materials Corp. (Japan)	2,700	93,373
Mondi PLC (South Africa)	2,520	67,705
Newmont Mining Corp.	22,900	858,979
Packaging Corp. of America	10,300	1,181,204
Reliance Steel & Aluminum Co.	5,300	403,701
Rio Tinto PLC (United Kingdom)	7,833	364,534
Sherwin-Williams Co. (The)	5,922	2,120,313
Shin-Etsu Chemical Co., Ltd. (Japan)	2,600	232,686
Sonoco Products Co.	210	10,595
Steel Dynamics, Inc.	36,300	1,251,261
Taisei Corp. (Japan)	8,600	451,258
Timken Co. (The)	9,400	456,370
UPM-Kymmene OYJ (Finland)	20,124	545,380
voestalpine AG (Austria)	4,495	229,214
		16,216,325
Capital goods (2.5%)
ACS Actividades de Construccion y Servicios SA (Spain)	22,386	829,591
Allison Transmission Holdings, Inc. S	42,600	1,598,778
Avery Dennison Corp.	8,892	874,439
BAE Systems PLC (United Kingdom)	7,976	67,494
Berry Plastics Group, Inc. †	233	13,199
BWX Technologies, Inc.	9,078	508,550
CAE, Inc. (Canada)	1,356	23,724
Canon, Inc. (Japan)	100	3,418
Carlisle Cos., Inc.	5,200	521,508
Crane Co.	2,200	175,978
Crown Holdings, Inc. †	33,700	2,012,564
Cummins, Inc.	14,200	2,386,026
Dassault Aviation SA (France)	43	69,547
General Dynamics Corp.	304	62,496
HD Supply Holdings, Inc. †	16,500	595,155
HEICO Corp.	66	5,927

Dynamic Asset Allocation Conservative Fund 25

COMMON STOCKS (39.0%)* cont.	Shares	Value
Capital goods cont.
Hitachi, Ltd. (Japan)	101,000	$712,447
Honeywell International, Inc.	654	92,698
Huntington Ingalls Industries, Inc.	4,145	938,594
Jacobs Engineering Group, Inc.	11,800	687,586
JTEKT Corp (Japan)	13,400	185,809
L3 Technologies, Inc.	17,017	3,206,513
Northrop Grumman Corp.	10,546	3,034,295
Oshkosh Corp.	9,100	751,114
Parker Hannifin Corp.	9,600	1,680,192
Quanta Services, Inc. †	25,600	956,672
Raytheon Co.	16,177	3,018,305
Republic Services, Inc.	355	23,451
Safran SA (France)	814	83,161
Sandvik AB (Sweden)	33,158	571,977
Spirit AeroSystems Holdings, Inc. Class A	12,100	940,412
Thales SA (France)	606	68,601
Waste Management, Inc.	16,288	1,274,862
WESCO International, Inc. †	3,600	209,700
		28,184,783
Communication services (1.2%)
ACC Claims Holdings, LLC Class A (Units) F	102,750	617
AT&T, Inc.	899	35,214
BCE, Inc. (Canada)	1,419	66,483
Cable One, Inc.	300	216,636
Deutsche Telekom AG (Germany)	1,702	31,753
Eutelsat Communications SA (France)	2,835	83,968
I-CABLE Communications, Ltd. (Hong Kong) †	75,196	2,457
Juniper Networks, Inc.	60,236	1,676,368
KDDI Corp. (Japan)	13,100	345,606
Nippon Telegraph & Telephone Corp. (Japan)	25,400	1,164,876
PCCW, Ltd. (Hong Kong)	49,000	26,551
Proximus SADP (Belgium)	778	26,809
Shaw Communications, Inc. (Canada)	274	6,307
Sky PLC (United Kingdom)	83,831	1,027,851
Telstra Corp., Ltd. (Australia)	298,036	817,400
Verizon Communications, Inc.	151,290	7,487,342
		13,016,238
Conglomerates (0.3%)
Bouygues SA (France)	22,137	1,050,474
Danaher Corp.	17,702	1,518,478
Marubeni Corp. (Japan)	146,000	997,880
		3,566,832
Consumer cyclicals (5.2%)
Adecco Group AG (Switzerland)	13,037	1,015,118
Amazon.com, Inc. †	5	4,807
Aramark	19,769	802,819
Aristocrat Leisure, Ltd. (Australia)	27,226	450,327
Automatic Data Processing, Inc.	769	84,067
Berkeley Group Holdings PLC (The) (United Kingdom)	1,113	55,436

26 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (39.0%)* cont.	Shares	Value
Consumer cyclicals cont.
Booz Allen Hamilton Holding Corp.	14,200	$530,938
Bridgestone Corp. (Japan)	1,600	72,659
Canadian Tire Corp., Ltd. (Canada)	531	66,107
Carnival PLC (United Kingdom)	15,286	971,520
Carter’s, Inc.	3,300	325,875
CBS Corp. Class B (non-voting shares)	1,342	77,836
Christian Dior SE (France)	240	76,857
Clorox Co. (The)	11,700	1,543,347
Dai Nippon Printing Co., Ltd. (Japan)	15,000	359,423
Daimler AG (Registered Shares) (Germany)	351	27,990
Discovery Communications, Inc. Class A † S	97,900	2,084,291
Dolby Laboratories, Inc. Class A	3,800	218,576
Ecolab, Inc.	162	20,835
Electrolux AB Ser. B (Sweden)	26,928	914,472
Euronet Worldwide, Inc. †	2,027	192,139
Ferrari NV (Italy)	95	10,498
Fiat Chrysler Automobiles NV (Italy) †	50,176	899,034
Ford Motor Co.	12,700	152,019
GEDI Gruppo Editoriale SpA (Italy) †	1,737	1,540
Harvey Norman Holdings, Ltd. (Australia) S	118,147	360,784
Hasbro, Inc.	12,967	1,266,487
Home Depot, Inc. (The)	12,201	1,995,595
Hyatt Hotels Corp. Class A †	3,700	228,623
Industrivarden AB Class A (Sweden)	37,388	997,944
International Game Technology PLC	5,900	144,845
Interpublic Group of Cos., Inc. (The)	6,600	137,214
ISS A/S (Denmark)	7,566	304,263
John Wiley & Sons, Inc. Class A	3,215	172,003
KAR Auction Services, Inc.	9,200	439,208
Kimberly-Clark Corp.	22,609	2,660,627
Kingfisher PLC (United Kingdom)	194,189	776,736
Lagardere SCA (France)	3,817	127,783
Lear Corp.	6,364	1,101,481
Liberty SiriusXM Group Class A †	12,200	511,180
Lowe’s Cos., Inc.	62,742	5,015,595
LSC Communications, Inc.	5,900	97,409
LVMH Moet Hennessy Louis Vuitton SA (France)	122	33,662
Marks & Spencer Group PLC (United Kingdom)	198,645	940,695
Marriott International, Inc./MD Class A	40	4,410
Masco Corp.	26,100	1,018,161
Mazda Motor Corp. (Japan)	7,900	121,167
METRO AG (Germany)	903	10,633
Michaels Cos., Inc. (The) †	17,300	371,431
MSC Industrial Direct Co., Inc. Class A	4,400	332,508
Namco Bandai Holdings, Inc. (Japan)	6,500	223,043
News Corp. Class A	22,500	298,350
News Corp. Class B	313	4,272
NVR, Inc. †	272	776,560
Owens Corning	11,800	912,730

Dynamic Asset Allocation Conservative Fund 27

COMMON STOCKS (39.0%)* cont.	Shares	Value
Consumer cyclicals cont.
Peugeot SA (France)	40,385	$961,781
Priceline Group, Inc. (The) †	11	20,139
PVH Corp.	12,900	1,626,174
Ralph Lauren Corp.	30,200	2,666,358
Randstad Holding NV (Netherlands)	4,267	263,959
Renault SA (France)	4,219	414,423
Ross Stores, Inc.	27,777	1,793,561
RR Donnelley & Sons Co.	9,066	93,380
RTL Group SA (Belgium)	3,576	270,664
Scotts Miracle-Gro Co. (The) Class A	6,409	623,852
ServiceMaster Global Holdings, Inc. †	7,763	362,765
Square, Inc. Class A † S	83,000	2,391,230
Suzuki Motor Corp. (Japan)	3,000	157,502
TABCORP Holdings, Ltd. (Australia)	152,768	512,967
Taylor Wimpey PLC (United Kingdom)	402,601	1,054,693
TJX Cos., Inc. (The)	51,186	3,773,944
Toppan Printing Co., Ltd. (Japan)	44,000	436,742
Toro Co. (The)	5,300	328,918
TransUnion †	14,400	680,544
TUI AG (Germany)	9,028	153,155
Twenty-First Century Fox, Inc.	517	13,638
Valeo SA (France)	7,315	542,771
Vantiv, Inc. Class A † S	5,918	417,041
Visteon Corp. †	5,100	631,227
Wal-Mart Stores, Inc.	34,000	2,656,760
Walt Disney Co. (The)	40,515	3,993,564
World Fuel Services Corp.	168	5,697
Yamada Denki Co., Ltd. (Japan)	2,600	14,210
Yue Yuen Industrial Holdings, Ltd. (Hong Kong)	44,000	167,752
		59,373,340
Consumer staples (3.8%)
Altria Group, Inc.	15,588	988,591
Associated British Foods PLC (United Kingdom)	8,582	367,191
Beiersdorf AG (Germany)	1,028	110,601
Bunge, Ltd.	13,500	937,710
Campbell Soup Co. S	20,900	978,538
Carlsberg A/S Class B (Denmark)	637	69,707
Coca-Cola Amatil, Ltd. (Australia)	117,849	715,926
Coca-Cola HBC AG (Switzerland)	2,269	76,772
ConAgra Foods, Inc.	31,693	1,069,322
CVS Health Corp.	813	66,113
Darden Restaurants, Inc.	13,600	1,071,408
Diageo PLC (United Kingdom)	792	26,033
Distribuidora Internacional de Alimentacion SA (Spain)	23,732	138,421
Dr. Pepper Snapple Group, Inc.	5,800	513,126
Energizer Holdings, Inc. S	6,900	317,745
Graham Holdings Co. Class B	8	4,681
Heineken Holding NV (Netherlands)	11,161	1,048,700
Henkel AG & Co. KGaA (Preference) (Germany)	528	71,859

28 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (39.0%)* cont.	Shares	Value
Consumer staples cont.
Hershey Co. (The)	13,584	$1,482,965
Ingredion, Inc.	6,300	760,032
ITOCHU Corp. (Japan)	69,300	1,135,502
J Sainsbury PLC (United Kingdom)	294,267	938,082
J.M. Smucker Co. (The)	356	37,355
Kao Corp. (Japan)	19,700	1,161,571
Lamb Weston Holdings, Inc.	12,000	562,680
Liberty Interactive Corp. †	3,600	207,180
Loblaw Cos., Ltd. (Canada)	1,151	62,820
ManpowerGroup, Inc.	6,600	777,612
McDonald’s Corp.	35,761	5,602,953
McDonald’s Holdings Co. (Japan), Ltd. (Japan)	1,500	66,416
Metro Wholesale & Food Specialist AG (Germany) †	903	19,088
Nestle SA (Switzerland)	8,995	753,338
NH Foods, Ltd. (Japan)	2,000	55,027
PepsiCo, Inc.	42,864	4,776,336
Pinnacle Foods, Inc.	11,003	629,042
Pool Corp.	1,477	159,767
Procter & Gamble Co. (The)	10,197	927,723
Spectrum Brands Holdings, Inc. S	3,000	317,760
Swedish Match AB (Sweden)	8,352	292,964
Sysco Corp.	37,926	2,046,108
Tate & Lyle PLC (United Kingdom)	111,346	967,585
Toyota Tsusho Corp. (Japan)	19,600	644,471
Tyson Foods, Inc. Class A	38,100	2,684,145
Ulta Beauty, Inc. †	5,042	1,139,795
Unilever NV ADR (Netherlands)	4,846	286,604
US Foods Holding Corp. †	106	2,830
Walgreens Boots Alliance, Inc.	35,948	2,775,905
Watsco, Inc. S	4,900	789,243
WH Group, Ltd. (Hong Kong)	625,500	666,019
WM Morrison Supermarkets PLC (United Kingdom)	303,638	952,494
Yum! Brands, Inc.	14,300	1,052,623
		43,306,479
Energy (2.0%)
Baker Hughes a GE Co.	32,168	1,177,992
Caltex Australia, Ltd. (Australia)	10,591	267,472
Cimarex Energy Co.	14,600	1,659,582
Exxon Mobil Corp.	51,947	4,258,615
Halcon Resources Corp. †	2,658	18,074
Marathon Petroleum Corp.	932	52,267
Milagro Oil & Gas, Inc. (Units) F	42	3,402
Nabors Industries, Ltd.	15,400	124,278
Nine Point Energy	448	6,164
OMV AG (Austria)	635	36,992
ONEOK, Inc.	38,300	2,122,203
Parsley Energy, Inc. Class A †	83,100	2,188,854
Phillips 66	276	25,284
QEP Resources, Inc. †	11,400	97,698

Dynamic Asset Allocation Conservative Fund 29

COMMON STOCKS (39.0%)* cont.	Shares	Value
Energy cont.
Repsol SA (Spain)	67,945	$1,251,943
Rowan Cos. PLC Class A †	12,400	159,340
Royal Dutch Shell PLC Class B (United Kingdom)	19,897	611,759
SandRidge Energy, Inc. †	1,404	28,206
Superior Energy Services, Inc. †	9,700	103,596
Tervita Corp. Class A (Canada)	59	449
Total SA (France)	32,841	1,763,938
Valero Energy Corp.	44,400	3,415,692
Vestas Wind Systems A/S (Denmark)	4,427	397,261
Williams Cos., Inc. (The)	80,600	2,418,806
Woodside Petroleum, Ltd. (Australia)	2,546	58,353
		22,248,220
Financials (7.6%)
3i Group PLC (United Kingdom)	120,390	1,472,875
Aflac, Inc.	23,415	1,905,747
AGNC Investment Corp. R	33,302	721,987
Allianz SE (Germany)	7,588	1,703,521
Allstate Corp. (The)	22,349	2,054,097
Ally Financial, Inc.	38,500	934,010
American Financial Group, Inc.	2,400	248,280
American Homes 4 Rent R	613	13,308
Ameriprise Financial, Inc.	12,700	1,886,077
Annaly Capital Management, Inc. R	67,319	820,619
Apartment Investment & Management Co. Class A R	9,900	434,214
Apple Hospitality REIT, Inc. R	15,064	284,860
Aspen Insurance Holdings, Ltd.	2,935	118,574
Assured Guaranty, Ltd.	10,297	388,712
AXA SA (France)	40,109	1,213,090
Baloise Holding AG (Switzerland)	438	69,295
Banco Santander SA (Spain)	88,629	618,762
Bank Leumi Le-Israel BM (Israel)	2,880	15,277
Bank of Montreal (Canada)	1,068	80,826
Barratt Developments PLC (United Kingdom)	73,106	601,976
Berkshire Hathaway, Inc. Class B †	328	60,129
BNP Paribas SA (France)	12,750	1,028,475
BOC Hong Kong Holdings, Ltd. (Hong Kong)	7,500	36,490
Brandywine Realty Trust R	13,819	241,694
Brixmor Property Group, Inc. R	24,200	454,960
Broadridge Financial Solutions, Inc.	115	9,294
Camden Property Trust R	7,240	662,098
Cheung Kong Property Holdings, Ltd. (Hong Kong)	124,500	1,035,498
Chimera Investment Corp. R	16,077	304,177
Citigroup, Inc.	117,400	8,539,676
CME Group, Inc.	450	61,056
Colony NorthStar, Inc. Class A R	37,300	468,488
CoreLogic, Inc. †	4,344	200,780
Corporate Office Properties Trust R	322	10,571
Credit Agricole SA (France)	30,832	560,453
Daiwa Securities Group, Inc. (Japan)	20,000	113,402

30 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (39.0%)* cont.	Shares	Value
Financials cont.
DGB Financial Group, Inc. (South Korea)	23,652	$217,173
Discover Financial Services	21,200	1,366,976
DNB ASA (Norway)	30,085	606,271
Duke Realty Corp. R	21,000	605,220
E*Trade Financial Corp. †	47,600	2,075,836
East West Bancorp, Inc.	7,000	418,460
Empire State Realty Trust, Inc. Class A R	235	4,827
EPR Properties R	304	21,201
Equity Commonwealth † R	6,474	196,810
Equity Lifestyle Properties, Inc. R	3,200	272,256
Equity Residential Trust R	20,051	1,321,962
First Hawaiian, Inc.	17,200	520,988
Forest City Realty Trust, Inc. Class A R	18,000	459,180
Gaming and Leisure Properties, Inc. R	6,581	242,773
Goldman Sachs Group, Inc. (The)	24,300	5,763,717
Hartford Financial Services Group, Inc. (The)	27,500	1,524,325
HCP, Inc. R	32,900	915,607
Highwoods Properties, Inc. R	8,161	425,106
HSBC Holdings PLC (United Kingdom)	24,687	243,837
Industrial Bank of Korea (South Korea)	41,897	527,035
Intercontinental Exchange, Inc.	116	7,969
Investor AB Class B (Sweden)	361	17,831
Japan Post Bank Co., Ltd. (Japan)	4,800	59,343
JPMorgan Chase & Co.	104,140	9,946,412
Kerry Properties, Ltd. (Hong Kong)	89,500	371,578
Lamar Advertising Co. Class A R	247	16,927
Legal & General Group PLC (United Kingdom)	20,732	72,202
Liberty Property Trust R	8,297	340,675
Lincoln National Corp.	13,600	999,328
Lloyds Banking Group PLC (United Kingdom)	84,838	76,997
Mapfre SA (Spain)	68,656	223,472
MFA Financial, Inc. R	21,198	185,694
Mid-America Apartment Communities, Inc. R	1,600	171,008
Mitsubishi UFJ Financial Group, Inc. (Japan)	216,762	1,408,476
Mizuho Financial Group, Inc. (Japan)	696,825	1,221,933
Morgan Stanley	20,100	968,217
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen (Germany)	4,849	1,036,744
National Bank of Canada (Canada)	751	36,143
New World Development Co., Ltd. (Hong Kong)	366,000	526,937
NN Group NV (Netherlands)	23,278	974,210
Nomura Holdings, Inc. (Japan)	110,900	621,384
Nomura Real Estate Holdings, Inc. (Japan)	8,500	181,698
Nordea Bank AB (Sweden)	5,788	78,453
ORIX Corp. (Japan)	68,200	1,100,935
Outfront Media, Inc. R	8,500	214,030
Park Hotels & Resorts, Inc. R	19,293	531,715
Partners Group Holding AG (Switzerland)	90	61,063
Persimmon PLC (United Kingdom)	29,790	1,030,698

Dynamic Asset Allocation Conservative Fund 31

COMMON STOCKS (39.0%)* cont.	Shares	Value
Financials cont.
PNC Financial Services Group, Inc. (The)	767	$103,369
Popular, Inc. (Puerto Rico)	12,613	453,311
Prudential Financial, Inc.	21,800	2,317,776
Quality Care Properties, Inc. † R	10,277	159,294
Raymond James Financial, Inc.	2,800	236,124
Reinsurance Group of America, Inc.	3,310	461,844
Resona Holdings, Inc. (Japan)	188,100	966,618
Retail Properties of America, Inc. Class A R	827	10,859
Senior Housing Properties Trust R	7,900	154,445
Societe Generale SA (France)	17,568	1,028,526
Spirit Realty Capital, Inc. R	60,787	520,945
Starwood Property Trust, Inc. R	19,141	415,743
Sumitomo Mitsui Financial Group, Inc. (Japan)	33,793	1,299,937
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	7,500	271,014
Sun Hung Kai Properties, Ltd. (Hong Kong)	27,000	440,672
SunTrust Banks, Inc.	23,098	1,380,567
Swiss Life Holding AG (Switzerland)	167	58,826
Swiss Re AG (Switzerland)	12,610	1,142,042
TCF Financial Corp.	16,500	281,160
Travelers Cos., Inc. (The)	6,020	737,570
Two Harbors Investment Corp. R	25,562	257,665
U.S. Bancorp	782	41,907
United Overseas Bank, Ltd. (Singapore)	4,100	71,052
Unum Group	14,500	741,385
Validus Holdings, Ltd.	5,500	270,655
VEREIT, Inc. R	72,300	599,367
Voya Financial, Inc.	13,668	545,217
Wharf Holdings, Ltd. (The) (Hong Kong)	24,000	213,903
Wheelock and Co., Ltd. (Hong Kong)	81,000	569,698
WP Carey, Inc. R	2,600	175,214
		85,511,685
Health care (5.1%)
Alfresa Holdings Corp. (Japan)	3,200	58,676
AmerisourceBergen Corp.	22,300	1,845,325
AstraZeneca PLC (United Kingdom)	2,234	148,331
Baxter International, Inc.	27,275	1,711,506
Bayer AG (Germany)	11,491	1,565,914
Bio-Rad Laboratories, Inc. Class A †	76	16,889
Bruker Corp.	6,600	196,350
C.R. Bard, Inc.	4,900	1,570,450
Celgene Corp. †	39,300	5,730,726
Charles River Laboratories International, Inc. †	4,876	526,706
Eli Lilly & Co.	34,800	2,976,792
Fresenius SE & Co. KGaA (Germany)	68	5,485
Gilead Sciences, Inc.	85,900	6,959,618
GlaxoSmithKline PLC (United Kingdom)	77,920	1,554,183
Hologic, Inc. †	6,300	231,147
Humana, Inc.	385	93,798
Johnson & Johnson	70,782	9,202,368

32 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (39.0%)* cont.	Shares	Value
Health care cont.
McKesson Corp.	19,200	$2,949,312
Medipal Holdings Corp. (Japan)	16,000	278,063
Merck & Co., Inc.	54,554	3,493,093
Mitsubishi Tanabe Pharma Corp. (Japan)	21,700	498,812
Novartis AG (Switzerland)	18,856	1,614,254
Pfizer, Inc.	3,828	136,660
Premier, Inc. Class A †	6,100	198,677
Roche Holding AG (Switzerland)	8,186	2,089,719
Sanofi (France)	18,213	1,808,395
Shionogi & Co., Ltd. (Japan)	15,000	820,585
Taro Pharmaceutical Industries, Ltd. (Israel) † S	723	81,475
Thermo Fisher Scientific, Inc.	41	7,757
UnitedHealth Group, Inc.	38,039	7,449,938
WellCare Health Plans, Inc. †	5,737	985,272
Zoetis, Inc.	1,279	81,549
		56,887,825
Technology (7.2%)
Adobe Systems, Inc. †	6,218	927,601
Agilent Technologies, Inc.	22,500	1,444,500
Alphabet, Inc. Class A †	13,840	13,476,285
Amadeus IT Holding SA Class A (Spain)	20,156	1,309,993
Amdocs, Ltd.	17,890	1,150,685
Apple, Inc.	90,635	13,968,666
Applied Materials, Inc.	106,734	5,559,774
AtoS SE (France)	7,853	1,218,192
CDK Global, Inc.	411	25,930
Check Point Software Technologies, Ltd. (Israel) †	65	7,411
Citrix Systems, Inc. †	17,800	1,367,396
CommerceHub, Inc. Ser. C †	335	7,152
Corning, Inc.	671	20,076
Dell Technologies, Inc. Class V †	12,302	949,837
DST Systems, Inc.	3,800	208,544
Dun & Bradstreet Corp. (The)	6,000	698,460
DXC Technology Co.	20,600	1,769,128
eBay, Inc. †	43,305	1,665,511
F5 Networks, Inc. †	7,674	925,177
Facebook, Inc. Class A †	17,600	3,007,312
Fidelity National Information Services, Inc.	645	60,237
Fiserv, Inc. †	327	42,170
FLIR Systems, Inc.	9,600	373,536
Fortinet, Inc. †	26,200	939,008
FUJIFILM Holdings Corp. (Japan)	1,700	66,279
Fujitsu, Ltd. (Japan)	14,000	104,311
Genpact, Ltd.	377	10,839
Harris Corp.	353	46,483
Hoya Corp. (Japan)	7,900	428,484
HP, Inc.	140,600	2,806,376
Intuit, Inc.	16,298	2,316,598
Koninklijke Philips NV (Netherlands)	1,437	59,325

Dynamic Asset Allocation Conservative Fund 33

COMMON STOCKS (39.0%)* cont.	Shares	Value
Technology cont.
Maxim Integrated Products, Inc.	23,900	$1,140,269
Microsoft Corp.	180,862	13,472,410
Mixi, Inc. (Japan)	1,400	67,704
NCR Corp. †	11,900	446,488
NetApp, Inc.	901	39,428
Open Text Corp. (Canada)	1,351	43,591
Otsuka Corp. (Japan)	3,800	244,185
Paychex, Inc.	623	37,355
Samsung Electronics Co., Ltd. (South Korea)	400	899,083
Synopsys, Inc. †	10,254	825,755
Teradyne, Inc.	21,200	790,548
Texas Instruments, Inc.	50,944	4,566,620
Tokyo Electron, Ltd. (Japan)	100	15,416
VMware, Inc. Class A † S	11,400	1,244,766
Xerox Corp.	6,600	219,714
		81,014,608
Transportation (1.3%)
ANA Holdings, Inc. (Japan)	15,000	568,802
Central Japan Railway Co. (Japan)	5,600	982,403
Delta Air Lines, Inc.	52,000	2,507,440
Deutsche Lufthansa AG (Germany)	3,847	106,895
Deutsche Post AG (Germany)	30,835	1,372,659
easyJet PLC (United Kingdom)	6,291	102,592
Fraport AG Frankfurt Airport Services Worldwide (Germany)	457	43,394
International Consolidated Airlines Group SA (Spain)	21,747	173,237
Japan Airlines Co., Ltd. (Japan)	2,700	91,394
Landstar System, Inc.	3,417	340,504
Norfolk Southern Corp.	16,219	2,144,801
Qantas Airways, Ltd. (Australia)	156,126	716,304
Royal Mail PLC (United Kingdom)	98,376	506,467
Union Pacific Corp.	37,000	4,290,890
Yangzijiang Shipbuilding Holdings, Ltd. (China)	151,200	159,601
		14,107,383
Utilities and power (1.4%)
American Electric Power Co., Inc.	24,624	1,729,590
AusNet Services (Units) (Australia)	41,071	54,656
CenterPoint Energy, Inc.	27,700	809,117
Centrica PLC (United Kingdom)	354,272	887,734
Edison International	2,601	200,719
Endesa SA (Spain)	20,966	472,673
Enel SpA (Italy)	249,703	1,503,657
ENGIE SA (France)	5,540	94,091
ENI SpA (Italy)	5,735	94,895
Entergy Corp.	36,500	2,787,140
Exelon Corp.	37,000	1,393,790
FirstEnergy Corp.	45,600	1,405,848
Gas Natural SDG SA (Spain)	2,902	64,242
Great Plains Energy, Inc.	1,517	45,965
Iberdrola SA (Spain)	19,740	153,329

34 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (39.0%)* cont.	Shares	Value
Utilities and power cont.
Innogy SE (Germany)	4,561	$202,985
Kinder Morgan, Inc.	3,104	59,535
NiSource, Inc.	34,600	885,414
PG&E Corp.	840	57,196
PPL Corp.	10,400	394,680
Southern Co. (The)	352	17,297
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	2,297	2,412
Tohoku Electric Power Co., Inc. (Japan)	18,900	240,514
UGI Corp.	35,750	1,675,245
Vectren Corp.	3,900	256,503
		15,489,227
Total common stocks (cost $365,622,487)		$438,922,945

	Principal
CORPORATE BONDS AND NOTES (25.1%)*	amount	Value
Basic materials (1.4%)
A Schulman, Inc. company guaranty sr. unsec. unsub. notes
6.875%, 6/1/23	$85,000	$88,188
Agrium, Inc. sr. unsec. unsub. notes 5.25%, 1/15/45 (Canada)	120,000	137,513
AK Steel Corp. company guaranty sr. unsec. notes
6.375%, 10/15/25	55,000	54,313
Allegheny Technologies, Inc. sr. unsec. unsub. notes
9.375%, 6/1/19	120,000	131,100
Allegheny Technologies, Inc. sr. unsec. unsub. notes
7.875%, 8/15/23	20,000	21,675
Allegheny Technologies, Inc. sr. unsec. unsub. notes
5.95%, 1/15/21	45,000	45,900
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)	35,000	40,250
ArcelorMittal SA sr. unsec. unsub. notes 7.50%, 10/15/39 (France)	60,000	72,000
Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub.
notes 6.375%, 10/1/23	100,000	106,500
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr.
notes 7.25%, 9/1/25	150,000	159,150
Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes
9.75%, 10/15/23	110,000	133,650
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24	130,000	135,525
Boise Cascade Co. 144A company guaranty sr. unsec. notes
5.625%, 9/1/24	205,000	215,506
Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes
10.75%, 8/15/23	149,000	170,233
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes
5.625%, 9/1/24	80,000	84,600
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24	115,000	120,175
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25	290,000	298,700
Celanese US Holdings, LLC company guaranty sr. unsec. unsub.
notes 4.625%, 11/15/22 (Germany)	620,000	669,067
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%,
4/1/24 (Mexico)	200,000	212,502
CF Industries, Inc. company guaranty sr. unsec. bonds
4.95%, 6/1/43	100,000	92,750

Dynamic Asset Allocation Conservative Fund 35

	Principal
CORPORATE BONDS AND NOTES (25.1%)* cont.	amount	Value
Basic materials cont.
Chemours Co. (The) company guaranty sr. unsec. notes
5.375%, 5/15/27	$70,000	$72,625
Chemours Co. (The) company guaranty sr. unsec. unsub. notes
7.00%, 5/15/25	105,000	116,288
Chemours Co. (The) company guaranty sr. unsec. unsub. notes
6.625%, 5/15/23	75,000	79,781
Compass Minerals International, Inc. 144A company guaranty sr.
unsec. notes 4.875%, 7/15/24	180,000	176,850
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes
8.00%, 10/1/21	30,000	30,975
CSTN Merger Sub, Inc. 144A company guaranty sr. notes
6.75%, 8/15/24	100,000	99,750
Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24	765,000	788,966
E. I. du Pont de Nemours & Co. sr. unsec. notes 3.625%, 1/15/21	315,000	330,018
E. I. du Pont de Nemours & Co. sr. unsec. unsub. FRN BBA LIBOR
USD 3 Month + 0.53%, 1.841%, 5/1/20	410,000	413,458
Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25	432,000	444,245
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 7.00%, 2/15/21 (Canada)	99,000	101,723
Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25	120,000	124,575
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes
6.875%, 2/15/23 (Indonesia)	90,000	98,100
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes
3.55%, 3/1/22 (Indonesia)	10,000	9,847
Freeport-McMoRan, Inc. company guaranty sr. unsec. sub. notes
6.75%, 2/1/22 (Indonesia)	50,000	52,125
GCP Applied Technologies, Inc. 144A company guaranty sr. unsec.
notes 9.50%, 2/1/23	175,000	197,750
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub.
notes 4.625%, 4/29/24	755,000	799,734
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub.
notes 4.00%, 4/16/25	511,000	518,844
Grinding Media, Inc./Moly-Cop Altasteel, Ltd. 144A sr. sub. notes
7.375%, 12/15/23	35,000	37,975
Huntsman International, LLC company guaranty sr. unsec. unsub.
notes 4.875%, 11/15/20	79,000	83,641
INVISTA Finance, LLC 144A company guaranty sr. notes
4.25%, 10/15/19	130,000	133,900
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22	50,000	56,000
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A
company guaranty sr. unsec. notes 10.50%, 4/15/23	100,000	114,250
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A
company guaranty sr. unsec. notes 7.00%, 4/15/25	60,000	64,350
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes
4.875%, 9/15/24	85,000	87,581
Mercer International, Inc. company guaranty sr. unsec. notes
7.75%, 12/1/22 (Canada)	55,000	58,369
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)	125,000	130,000
Methanex Corp. sr. unsec. unsub. notes 5.65%, 12/1/44 (Canada)	300,000	295,696
Methanex Corp. sr. unsec. unsub. notes 3.25%, 12/15/19 (Canada)	33,000	33,237
Monsanto Company sr. unsec. sub. notes 5.50%, 8/15/25	640,000	729,205

36 Dynamic Asset Allocation Conservative Fund

	Principal
CORPORATE BONDS AND NOTES (25.1%)* cont.	amount	Value
Basic materials cont.
New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes
6.25%, 11/15/22 (Canada)	$55,000	$57,063
New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)	35,000	36,663
Norbord, Inc. 144A company guaranty sr. notes 6.25%,
4/15/23 (Canada)	135,000	145,233
NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%,
6/1/27 (Canada)	120,000	121,200
NOVA Chemicals Corp. 144A sr. unsec. notes 4.875%,
6/1/24 (Canada)	65,000	65,813
Novelis Corp. 144A company guaranty sr. unsec. bonds
5.875%, 9/30/26	90,000	91,350
Novelis Corp. 144A company guaranty sr. unsec. notes
6.25%, 8/15/24	75,000	77,813
Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23	225,000	242,223
Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27	10,000	11,400
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes
6.625%, 4/15/27	120,000	129,300
Platform Specialty Products Corp. 144A sr. unsec. notes
10.375%, 5/1/21	15,000	16,350
Sealed Air Corp. 144A company guaranty sr. unsec. notes
6.875%, 7/15/33	50,000	58,625
Sealed Air Corp. 144A company guaranty sr. unsec. notes
5.125%, 12/1/24	20,000	21,525
Sealed Air Corp. 144A sr. unsec. bonds 5.50%, 9/15/25	15,000	16,500
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	455,000	458,164
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	210,000	211,414
Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec.
unsub. notes 7.50%, 11/20/25 (Ireland)	90,000	110,138
Steel Dynamics, Inc. company guaranty sr. unsec. notes
5.00%, 12/15/26	35,000	37,363
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 10/1/24	60,000	64,200
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5.25%, 4/15/23	4,000	4,160
Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes
4.125%, 9/15/25	600,000	600,751
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes
4.75%, 1/15/22 (Canada)	45,000	47,574
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes
3.75%, 2/1/23 (Canada)	40,000	40,508
Teck Resources, Ltd. 144A company guaranty sr. unsec. notes
8.50%, 6/1/24 (Canada)	15,000	17,213
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25	130,000	132,925
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)	75,000	77,156
Tronox Finance PLC 144A company guaranty sr. unsec. notes
5.75%, 10/1/25 (United Kingdom)	45,000	46,125
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes
6.375%, 6/1/24	150,000	161,625
United States Steel Corp. sr. unsec. notes 6.875%, 8/15/25	45,000	46,013

Dynamic Asset Allocation Conservative Fund 37

	Principal
CORPORATE BONDS AND NOTES (25.1%)* cont.	amount	Value
Basic materials cont.
Univar USA, Inc. 144A company guaranty sr. unsec. notes
6.75%, 7/15/23	$230,000	$240,926
USG Corp. 144A company guaranty sr. unsec. bonds
4.875%, 6/1/27	125,000	130,469
USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25	70,000	74,900
Venator Finance SARL/Venator Materials Corp. 144A sr. unsec.
notes 5.75%, 7/15/25 (Luxembourg)	75,000	78,000
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes
6.00%, 2/1/23	77,000	75,460
Westlake Chemical Corp. company guaranty sr. unsec. unsub.
notes 3.60%, 8/15/26	1,070,000	1,068,628
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes
8.20%, 1/15/30	575,000	805,638
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes
7.95%, 2/15/31	175,000	243,187
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R	260,000	360,684
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes
5.625%, 10/1/24	145,000	159,319
Zekelman Industries, Inc. 144A company guaranty sr. notes
9.875%, 6/15/23	80,000	90,200
		15,742,953
Capital goods (1.0%)
Advanced Disposal Services, Inc. 144A sr. unsec. notes
5.625%, 11/15/24	195,000	203,775
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes
4.75%, 10/1/27	25,000	25,188
American Axle & Manufacturing, Inc. company guaranty sr. unsec.
notes 7.75%, 11/15/19	72,000	78,930
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A
company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)	200,000	219,250
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%,
6/15/23 (Canada)	40,000	41,858
Belden, Inc. 144A company guaranty sr. unsec. sub. notes
5.25%, 7/15/24	25,000	26,063
Berry Plastics Corp. company guaranty notes 5.50%, 5/15/22	24,000	25,050
Berry Plastics Corp. company guaranty unsub. notes
5.125%, 7/15/23	85,000	88,825
Boeing Capital Corp. sr. unsec. unsub. notes 4.70%, 10/27/19	190,000	201,092
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)	170,000	182,325
Briggs & Stratton Corp. company guaranty sr. unsec. notes
6.875%, 12/15/20	140,000	154,350
CD&R Waterworks Merger Sub, LLC 144A sr. unsec. notes
6.125%, 8/15/25	15,000	15,394
Covidien International Finance SA company guaranty sr. unsec.
unsub. notes 6.00%, 10/15/17 (Luxembourg)	525,000	525,753
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds
7.375%, 12/15/26	35,000	41,125
Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22	570,000	576,416
Gates Global, LLC/Gates Global Co. 144A company guaranty sr.
unsec. notes 6.00%, 7/15/22	155,000	158,875

38 Dynamic Asset Allocation Conservative Fund

	Principal
CORPORATE BONDS AND NOTES (25.1%)* cont.	amount	Value
Capital goods cont.
General Dynamics Corp. company guaranty sr. unsec. unsub.
notes 3.60%, 11/15/42	$260,000	$256,407
General Dynamics Corp. company guaranty sr. unsec. unsub.
notes 2.25%, 11/15/22	160,000	159,708
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec.
notes 8.00%, 5/15/22	140,000	145,250
Honeywell International, Inc. sr. unsec. unsub. notes
5.375%, 3/1/41	255,000	313,524
Honeywell International, Inc. sr. unsec. unsub. notes 4.25%, 3/1/21	150,000	160,316
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	405,000	432,613
Johnson Controls International PLC sr. unsec. unsub. bonds
4.50%, 2/15/47	575,000	610,215
L3 Technologies, Inc. company guaranty sr. unsec. bonds
3.85%, 12/15/26	150,000	155,630
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)	326,000	420,795
Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24	185,000	212,519
MasTec, Inc. company guaranty sr. unsec. unsub. notes
4.875%, 3/15/23	205,000	209,613
Medtronic, Inc. company guaranty sr. unsec. sub. notes
4.375%, 3/15/35	178,000	195,941
Medtronic, Inc. company guaranty sr. unsec. sub. notes
3.50%, 3/15/25	190,000	198,153
Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22	110,000	114,675
Oshkosh Corp. company guaranty sr. unsec. sub. notes
5.375%, 3/1/25	165,000	174,900
Oshkosh Corp. company guaranty sr. unsec. sub. notes
5.375%, 3/1/22	30,000	31,200
Raytheon Co. sr. unsec. notes 4.875%, 10/15/40	195,000	228,151
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds
Group Issuer Lu 144A company guaranty sr. FRN BBA LIBOR USD
3 Month + 3.50%, 4.804%, 7/15/21	345,000	351,900
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds
Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes
7.00%, 7/15/24	95,000	101,175
Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47	740,000	766,498
Tennant Co. 144A company guaranty sr. unsec. notes
5.625%, 5/1/25	25,000	25,875
Tenneco, Inc. company guaranty sr. unsec. unsub. notes
5.375%, 12/15/24	284,000	298,200
Tenneco, Inc. company guaranty sr. unsec. unsub. notes
5.00%, 7/15/26	50,000	51,250
TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%,
7/15/23 (United Kingdom)	290,000	307,400
TransDigm, Inc. company guaranty sr. unsec. sub. notes
6.50%, 5/15/25	40,000	41,200
TransDigm, Inc. company guaranty sr. unsec. sub. notes
6.375%, 6/15/26	155,000	158,779
TransDigm, Inc. company guaranty sr. unsec. unsub. notes
6.50%, 7/15/24	58,000	59,885
United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20	1,620,000	1,614,767

Dynamic Asset Allocation Conservative Fund 39

	Principal
CORPORATE BONDS AND NOTES (25.1%)* cont.	amount	Value
Capital goods cont.
Wabash National Corp. 144A company guaranty sr. unsec. notes
5.50%, 10/1/25	$40,000	$40,750
Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25	110,000	111,925
ZF North America Capital, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.50%, 4/29/22	175,000	183,969
		10,697,452
Communication services (2.2%)
American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27 R	1,115,000	1,069,636
American Tower Corp. sr. unsec. notes 4.00%, 6/1/25 R	735,000	759,991
AT&T, Inc. sr. unsec. unsub. bonds 5.15%, 2/14/50	895,000	899,359
AT&T, Inc. sr. unsec. unsub. notes 5.80%, 2/15/19	360,000	378,725
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	567,000	545,279
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	2,060,000	2,120,315
AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25	568,000	560,276
Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20	30,000	33,263
CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty
sr. unsec. notes 5.25%, 9/30/22	53,000	54,590
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 5/1/26	50,000	51,813
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. notes 5.875%, 4/1/24	130,000	137,638
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
notes 5.75%, 2/15/26	20,000	20,970
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
unsub. notes 5.125%, 5/1/23	65,000	67,681
CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23	50,000	50,579
CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20	13,000	13,565
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5.125%, 12/15/21	113,000	114,978
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5.125%, 12/15/21	95,000	96,663
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company guaranty sr.
sub. bonds 6.484%, 10/23/45	980,000	1,150,204
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company guaranty sr.
sub. notes 4.908%, 7/23/25	337,000	360,258
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. 144A company guaranty
sr. bonds 5.375%, 5/1/47	158,000	164,141
Comcast Corp. company guaranty sr. unsec. unsub. bonds
2.35%, 1/15/27	495,000	462,020
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95%, 8/15/37	539,000	751,509
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.50%, 11/15/35	82,000	108,684
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.45%, 3/15/37	300,000	401,097
Comcast Corp. company guaranty sr. unsec. unsub. notes
3.375%, 2/15/25	835,000	858,858

40 Dynamic Asset Allocation Conservative Fund

	Principal
CORPORATE BONDS AND NOTES (25.1%)* cont.	amount	Value
Communication services cont.
Comcast Corp. company guaranty sr. unsec. unsub. notes
3.15%, 3/1/26	$250,000	$249,861
CommScope Technologies Finance, LLC 144A sr. unsec. notes
6.00%, 6/15/25	45,000	48,094
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	340,000	334,616
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27 R	557,000	556,694
Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23 R	190,000	210,331
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22 R	54,000	58,720
Crown Castle International Corp. sr. unsec. unsub. bonds
3.70%, 6/15/26 R	455,000	457,798
Crown Castle Towers, LLC 144A company guaranty sr. notes
6.113%, 1/15/20	410,000	438,082
Crown Castle Towers, LLC 144A company guaranty sr. notes
4.883%, 8/15/20	115,000	121,816
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	202,000	204,273
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21	146,000	161,148
CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23	305,000	351,894
Deutsche Telekom International Finance BV company guaranty sr.
unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	163,000	239,391
DISH DBS Corp. company guaranty sr. unsec. unsub. notes
5.875%, 11/15/24	75,000	78,609
Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25	35,000	29,663
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22	120,000	104,100
Frontier Communications Corp. sr. unsec. unsub. notes
7.625%, 4/15/24	14,000	10,675
Intelsat Jackson Holdings SA company guaranty sr. unsec. notes
7.50%, 4/1/21 (Bermuda)	17,000	16,108
Intelsat Jackson Holdings SA 144A company guaranty sr. notes
8.00%, 2/15/24 (Bermuda)	4,000	4,300
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%,
7/15/25 (Bermuda)	260,000	263,900
Intelsat Luxembourg SA company guaranty sr. unsec. bonds
7.75%, 6/1/21 (Luxembourg)	34,000	21,930
Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%,
10/1/30 (Netherlands)	135,000	187,725
NBCUniversal Media, LLC company guaranty sr. unsec. unsub.
notes 5.15%, 4/30/20	585,000	632,337
NBCUniversal Media, LLC company guaranty sr. unsec. unsub.
notes 4.375%, 4/1/21	970,000	1,043,879
Orange SA sr. unsec. unsub. notes 4.125%, 9/14/21 (France)	201,000	214,578
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%,
1/15/23 (Canada)	19,000	20,568
Rogers Communications, Inc. company guaranty sr. unsec. unsub.
notes 4.50%, 3/15/43 (Canada)	410,000	431,901
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes
6.875%, 11/15/28	92,000	103,040
Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20	27,000	29,498
Sprint Communications, Inc. 144A company guaranty sr. unsec.
notes 9.00%, 11/15/18	39,000	41,893
Sprint Corp. company guaranty sr. unsec. sub. notes
7.875%, 9/15/23	195,000	226,200

Dynamic Asset Allocation Conservative Fund 41

	Principal
CORPORATE BONDS AND NOTES (25.1%)* cont.	amount	Value
Communication services cont.
Sprint Corp. company guaranty sr. unsec. sub. notes
7.25%, 9/15/21	$214,000	$237,808
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/
Sprint Spectrum Co. III, LL 144A company guaranty sr. notes
3.36%, 9/20/21	590,000	598,850
T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.625%, 4/1/23	197,000	207,343
T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.375%, 3/1/25	335,000	360,695
T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.00%, 3/1/23	20,000	21,075
T-Mobile USA, Inc. company guaranty sr. unsec. notes
5.375%, 4/15/27	60,000	64,668
T-Mobile USA, Inc. company guaranty sr. unsec. notes
4.00%, 4/15/22	30,000	31,066
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6.836%, 4/28/23	2,000	2,110
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6.125%, 1/15/22	93,000	96,720
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	365,000	478,243
Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)	300,000	326,250
Verizon Communications, Inc. sr. unsec. unsub. notes
4.522%, 9/15/48	932,000	902,336
Verizon Communications, Inc. sr. unsec. unsub. notes
4.40%, 11/1/34	775,000	775,495
Verizon Communications, Inc. sr. unsec. unsub. notes
4.125%, 3/16/27	1,110,000	1,158,189
Verizon Communications, Inc. sr. unsec. unsub. notes
2.946%, 3/15/22	406,000	412,879
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%,
7/15/22 (Canada)	129,000	139,320
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%,
4/15/27 (Canada)	495,000	514,652
West Corp. 144A company guaranty sr. unsec. sub. notes
5.375%, 7/15/22	110,000	111,100
Windstream Services, LLC company guaranty sr. unsec. notes
6.375%, 8/1/23	114,000	80,655
		24,645,168
Conglomerates (0.5%)
General Electric Co. jr. unsec. sub. FRB Ser. D, 5.00%,
perpetual maturity	231,000	242,164
General Electric Co. sr. unsec. bonds 4.50%, 3/11/44	1,890,000	2,115,691
Siemens Financieringsmaatschappij NV 144A company guaranty
sr. unsec. notes 2.20%, 3/16/20 (Netherlands)	2,945,000	2,952,392
		5,310,247
Consumer cyclicals (3.0%)
21st Century Fox America, Inc. company guaranty sr. unsec. notes
7.75%, 1/20/24	300,000	368,300
21st Century Fox America, Inc. company guaranty sr. unsec. unsub.
notes 7.75%, 12/1/45	1,048,000	1,587,261
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec.
notes 3.55%, 7/26/27 (Canada)	300,000	303,057

42 Dynamic Asset Allocation Conservative Fund

	Principal
CORPORATE BONDS AND NOTES (25.1%)* cont.	amount	Value
Consumer cyclicals cont.
Amazon.com, Inc. sr. unsec. notes 1.20%, 11/29/17	$517,000	$516,909
Amazon.com, Inc. 144A sr. unsec. notes 3.15%, 8/22/27	1,225,000	1,233,747
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
notes 6.125%, 5/15/27	90,000	88,875
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
sub. notes 5.875%, 11/15/26	95,000	93,694
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
sub. notes 5.875%, 2/15/22	23,000	23,173
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
sub. notes 5.75%, 6/15/25	40,000	39,300
American Builders & Contractors Supply Co., Inc. 144A sr. unsec.
notes 5.75%, 12/15/23	80,000	85,200
American Tire Distributors, Inc. 144A sr. unsec. sub. notes
10.25%, 3/1/22	180,000	187,704
Autonation, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 2/1/20	675,000	720,739
Bon-Ton Department Stores, Inc. (The) company guaranty notes
8.00%, 6/15/21	52,000	18,720
Boyd Gaming Corp. company guaranty sr. unsec. sub. notes
6.875%, 5/15/23	40,000	42,775
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes
6.375%, 4/1/26	30,000	32,738
Brookfield Residential Properties, Inc. 144A company guaranty sr.
unsec. notes 6.50%, 12/15/20 (Canada)	88,000	90,090
Brookfield Residential Properties, Inc./Brookfield Residential
US Corp. 144A company guaranty sr. unsec. notes 6.125%,
7/1/22 (Canada)	125,000	130,725
CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes
5.875%, 11/15/24	25,000	27,313
CBS Corp. company guaranty sr. unsec. unsub. bonds
2.90%, 1/15/27	191,000	180,576
CBS Corp. company guaranty sr. unsec. unsub. notes
4.60%, 1/15/45	580,000	590,103
CBS Corp. company guaranty sr. unsec. unsub. notes
3.50%, 1/15/25	243,000	247,235
CBS Radio, Inc. 144A company guaranty sr. unsec. notes
7.25%, 11/1/24	55,000	58,713
CCM Merger, Inc. 144A sr. unsec. notes 6.00%, 3/15/22	40,000	41,355
Cinemark USA, Inc. company guaranty sr. unsec. notes
5.125%, 12/15/22	40,000	41,050
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes
4.875%, 6/1/23	17,000	17,170
Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. sub. notes 7.625%, 3/15/20	59,000	58,410
Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. unsub. notes 6.50%, 11/15/22	190,000	195,700
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25	275,000	270,188
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr.
unsec. notes 5.25%, 10/15/25	155,000	155,000
Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23	150,000	161,250
Diamond Resorts International, Inc. 144A sr. unsec. notes
10.75%, 9/1/24	60,000	63,900

Dynamic Asset Allocation Conservative Fund 43

		Principal
CORPORATE BONDS AND NOTES (25.1%)* cont.		amount	Value
Consumer cyclicals cont.
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23		$445,000	$454,790
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		1,390,000	1,335,576
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes
7.00%, 8/1/23		70,000	75,775
Expedia, Inc. company guaranty sr. unsec. unsub. notes
5.95%, 8/15/20		350,000	382,430
Expedia, Inc. company guaranty sr. unsec. unsub. notes
5.00%, 2/15/26		297,000	323,071
Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26		1,440,000	1,496,990
Gartner, Inc. 144A company guaranty sr. unsec. notes
5.125%, 4/1/25		60,000	63,300
General Motors Financial Co., Inc. company guaranty sr. unsec.
notes 4.00%, 10/6/26		1,239,000	1,241,240
General Motors Financial Co., Inc. company guaranty sr. unsec.
notes 3.25%, 5/15/18		80,000	80,716
General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. notes 4.30%, 7/13/25		200,000	206,497
General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. notes 4.00%, 1/15/25		95,000	96,888
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
sub. notes 4.875%, 11/1/20		57,000	60,206
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
unsub. notes 5.375%, 4/15/26		40,000	43,650
Gray Television, Inc. 144A company guaranty sr. unsec. notes
5.875%, 7/15/26		110,000	113,300
Great Canadian Gaming Corp. 144A company guaranty sr. unsec.
notes 6.625%, 7/25/22 (Canada)	CAD	70,000	58,122
Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%,
1/15/40 (Mexico)		$360,000	437,791
GW Honos Security Corp. 144A company guaranty sr. unsec. notes
8.75%, 5/15/25 (Canada)		130,000	138,775
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes
4.625%, 5/15/24		60,000	62,475
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
company guaranty sr. unsec. notes 4.875%, 4/1/27		1,000,000	1,050,000
Historic TW, Inc. company guaranty sr. unsec. unsub. bonds
9.15%, 2/1/23		105,000	135,374
Home Depot, Inc. (The) sr. unsec. unsub. notes 5.95%, 4/1/41		300,000	395,315
Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22		475,000	482,550
Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21 R		147,000	163,621
Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22 R		658,000	716,044
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		160,000	163,200
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		675,000	736,490
Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23		80,000	81,121
iHeartCommunications, Inc. company guaranty sr. notes
9.00%, 12/15/19		54,000	40,770
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25
(United Kingdom)		940,000	1,008,150
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company
guaranty notes 10.25%, 11/15/22		200,000	218,500

44 Dynamic Asset Allocation Conservative Fund

	Principal
CORPORATE BONDS AND NOTES (25.1%)* cont.	amount	Value
Consumer cyclicals cont.
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company
guaranty sr. notes 6.75%, 11/15/21	$180,000	$188,775
Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24	35,000	37,713
Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%,
10/15/19 ‡‡	45,000	43,763
Lamar Media Corp. company guaranty sr. unsec. sub. notes
5.875%, 2/1/22	27,000	27,810
Lamar Media Corp. company guaranty sr. unsec. sub. notes
5.375%, 1/15/24	40,000	42,100
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27	787,000	784,012
Lennar Corp. company guaranty sr. unsec. unsub. notes
4.75%, 11/15/22	60,000	63,450
Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes
5.875%, 11/1/24	110,000	115,225
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 11/1/24	50,000	51,750
Masonite International Corp. 144A company guaranty sr. unsec.
notes 5.625%, 3/15/23	145,000	151,750
Mattamy Group Corp. 144A sr. unsec. notes 6.875%,
12/15/23 (Canada)	25,000	26,109
Mattamy Group Corp. 144A sr. unsec. notes 6.50%,
10/1/25 (Canada)	75,000	76,875
MGM Resorts International company guaranty sr. unsec. notes
6.75%, 10/1/20	50,000	55,125
MGM Resorts International company guaranty sr. unsec. unsub.
notes 8.625%, 2/1/19	65,000	70,038
MGM Resorts International company guaranty sr. unsec. unsub.
notes 6.625%, 12/15/21	45,000	50,625
Moody’s Corp. 144A sr. unsec. bonds 3.25%, 1/15/28	315,000	312,874
Navistar International Corp. company guaranty sr. unsec. notes
8.25%, 11/1/21	109,000	109,409
Neiman Marcus Group, LLC (The) company guaranty sr. notes
7.125%, 6/1/28	40,000	24,400
Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub.
notes 8.75%, 10/15/21 ‡‡	60,000	28,200
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec.
notes 5.625%, 8/1/24	125,000	129,375
Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr.
unsec. notes 5.00%, 2/1/25 (Luxembourg)	60,000	62,475
Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr.
unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)	25,000	25,688
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty
sr. unsec. sub. notes 5.00%, 4/15/22	75,000	77,719
O’Reilly Automotive, Inc. company guaranty sr. unsec. notes
3.85%, 6/15/23	90,000	93,940
O’Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes
3.55%, 3/15/26	310,000	310,721
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes
3.60%, 4/15/26	885,000	892,167
Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. sub. notes 5.875%, 3/15/25	40,000	41,900

Dynamic Asset Allocation Conservative Fund 45

	Principal
CORPORATE BONDS AND NOTES (25.1%)* cont.	amount	Value
Consumer cyclicals cont.
Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. sub. notes 5.625%, 2/15/24	$52,000	$54,210
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	75,000	77,813
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.75%, 10/1/22	53,000	54,728
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.50%, 5/15/26	55,000	56,856
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.375%, 12/1/24	45,000	46,350
PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23	40,000	31,192
Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25	570,000	587,033
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
7.875%, 6/15/32	115,000	140,909
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 3/1/26	205,000	223,532
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	120,000	124,274
Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23	226,000	232,780
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
144A sr. notes 6.125%, 8/15/21	130,000	131,138
S&P Global, Inc. company guaranty sr. unsec. unsub. notes
4.40%, 2/15/26	355,000	382,507
S&P Global, Inc. company guaranty sr. unsec. unsub. notes
2.95%, 1/22/27	550,000	529,014
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23	55,000	56,997
Scientific Games International, Inc. company guaranty sr. unsec.
notes 10.00%, 12/1/22	320,000	354,400
Scientific Games International, Inc. 144A company guaranty sr.
notes 7.00%, 1/1/22	110,000	116,738
Sinclair Television Group, Inc. 144A company guaranty sr. unsec.
sub. notes 5.625%, 8/1/24	210,000	215,513
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes
6.00%, 7/15/24	58,000	62,423
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	805,000	822,106
Six Flags Entertainment Corp. 144A company guaranty sr. unsec.
bonds 5.50%, 4/15/27	140,000	143,500
Six Flags Entertainment Corp. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 7/31/24	175,000	178,063
Spectrum Brands, Inc. company guaranty sr. unsec. notes
5.75%, 7/15/25	35,000	37,275
Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes
6.625%, 11/15/22	3,000	3,120
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes
6.125%, 12/15/24	30,000	32,138
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24	120,000	127,536
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	810,000	844,425
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP
Gaming Finance Corp. 144A company guaranty sr. unsub. notes
5.875%, 5/15/25	90,000	88,425
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
144A company guaranty sr. unsec. notes 5.25%, 4/15/21	20,000	20,525

46 Dynamic Asset Allocation Conservative Fund

	Principal
CORPORATE BONDS AND NOTES (25.1%)* cont.	amount	Value
Consumer cyclicals cont.
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24	$38,000	$39,568
Time Warner, Inc. company guaranty sr. unsec. unsub. bonds
3.80%, 2/15/27	875,000	875,204
Time Warner, Inc. company guaranty sr. unsec. unsub. bonds
2.95%, 7/15/26	463,000	437,290
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes
6.50%, 4/1/23	15,000	15,225
Toyota Motor Credit Corp. sr. unsec. unsub. bonds Ser. GMTN,
1.55%, 7/13/18	525,000	525,296
Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN,
2.00%, 10/24/18	486,000	488,328
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty
sr. unsec. unsub. notes 5.875%, 6/15/24	90,000	96,300
Tribune Media Co. company guaranty sr. unsec. notes
5.875%, 7/15/22	40,000	41,600
Univision Communications, Inc. 144A company guaranty sr. sub.
notes 5.125%, 2/15/25	115,000	116,006
Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25	70,000	74,406
Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5.00%, 10/25/40	120,000	142,571
Wal-Mart Stores, Inc. sr. unsec. unsub. notes 4.875%, 7/8/40	655,000	773,854
Walt Disney Co. (The) sr. unsec. notes 2.75%, 8/16/21	120,000	122,354
Walt Disney Co. (The) sr. unsec. unsub. notes 4.375%, 8/16/41	50,000	53,790
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr.
unsec. notes 8.75%, 7/15/25	150,000	151,500
WMG Acquisition Corp. 144A company guaranty sr. notes
5.00%, 8/1/23	80,000	82,600
Wolverine World Wide, Inc. 144A company guaranty sr. unsec.
bonds 5.00%, 9/1/26	70,000	70,021
Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27	375,000	376,324
Wyndham Worldwide Corp. sr. unsec. unsub. notes 5.625%, 3/1/21	330,000	350,732
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company
guaranty sr. unsec. sub. notes 5.25%, 5/15/27	90,000	91,687
		34,127,861
Consumer staples (2.1%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty
notes 6.00%, 4/1/22 (Canada)	18,000	18,567
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty
notes 5.00%, 10/15/25 (Canada)	75,000	76,125
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty
notes 5.00%, 10/15/25 (Canada) ##	55,000	55,825
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr.
notes 4.625%, 1/15/22 (Canada)	215,000	219,838
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr.
sub. notes 4.25%, 5/15/24 (Canada)	90,000	90,315
Altria Group, Inc. company guaranty sr. unsec. unsub. notes
4.00%, 1/31/24	128,000	136,095
Altria Group, Inc. company guaranty sr. unsec. unsub. notes
2.85%, 8/9/22	1,045,000	1,065,056
Altria Group, Inc. company guaranty sr. unsec. unsub. notes
2.625%, 1/14/20	1,285,000	1,304,850

Dynamic Asset Allocation Conservative Fund 47

		Principal
CORPORATE BONDS AND NOTES (25.1%)* cont.		amount	Value
Consumer staples cont.
Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec.
unsub. bonds 4.90%, 2/1/46		$3,006,000	$3,395,481
Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec.
unsub. bonds 3.65%, 2/1/26		1,648,000	1,704,876
Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec.
unsub. notes 2.65%, 2/1/21		780,000	792,668
Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec.
unsub. notes 1.25%, 1/17/18		191,000	190,887
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. notes 2.50%, 7/15/22		500,000	504,154
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		40,000	42,200
Ashtead Capital, Inc. 144A company guaranty notes
5.625%, 10/1/24		200,000	214,000
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		1,215,000	1,251,450
BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A
company guaranty sub. notes 9.25%, 3/15/24		190,000	204,488
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes
8.50%, 7/15/25		110,000	119,075
CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes
8.00%, 2/15/22		85,000	88,188
Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21		155,000	164,494
Coca-Cola Co. (The) sr. unsec. unsub. bonds 2.25%, 9/1/26		340,000	322,304
Constellation Brands, Inc. company guaranty sr. unsec. unsub.
bonds 3.70%, 12/6/26		265,000	271,044
CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22		482,000	527,164
CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18		525,000	527,346
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		46,709	52,702
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		241,964	257,258
Dean Foods Co. 144A company guaranty sr. unsec. notes
6.50%, 3/15/23		50,000	50,750
Diageo Investment Corp. company guaranty sr. unsec. notes
8.00%, 9/15/22		135,000	169,236
Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25	EUR	100,000	119,956
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds
4.50%, 2/15/45		$385,000	382,924
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes
7.00%, 10/15/37		300,000	394,603
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes
5.625%, 3/15/42		363,000	419,777
Fresh Market, Inc. (The) 144A company guaranty sr. notes
9.75%, 5/1/23		80,000	48,800
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes
8.75%, 10/1/25		170,000	172,975
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		285,000	288,206
High Ridge Brands Co. 144A company guaranty sr. unsec. notes
8.875%, 3/15/25		100,000	95,250
Kellogg Co. sr. unsec. unsub. notes 3.25%, 4/1/26		850,000	849,479
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 5.25%, 6/1/26		80,000	84,700
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 5.00%, 6/1/24		80,000	84,300

48 Dynamic Asset Allocation Conservative Fund

	Principal
CORPORATE BONDS AND NOTES (25.1%)* cont.	amount	Value
Consumer staples cont.
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 4.75%, 6/1/27	$60,000	$61,800
Kraft Heinz Co. (The) company guaranty sr. unsec. FRN BBA LIBOR
USD 3 Month + 0.82%, 2.129%, 8/10/22	730,000	729,973
Kraft Heinz Co. (The) company guaranty sr. unsec. notes Ser. 144A,
6.875%, 1/26/39	375,000	481,769
Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes
6.50%, 2/9/40	350,000	434,616
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 11/1/26	832,000	873,600
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.625%, 11/1/24	25,000	26,063
McDonald’s Corp. sr. unsec. unsub. notes 6.30%, 10/15/37	300,000	387,417
McDonald’s Corp. sr. unsec. unsub. notes 5.70%, 2/1/39	270,000	329,092
Molson Coors Brewing Co. 144A company guaranty sr. unsec.
unsub. notes 1.90%, 3/15/19	970,000	968,619
Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26	1,125,000	1,184,669
PepsiCo, Inc. sr. unsec. unsub. bonds 3.45%, 10/6/46	405,000	384,263
Pilgrim’s Pride Corp. 144A company guaranty sr. unsec. notes
5.75%, 3/15/25	30,000	30,975
Revlon Consumer Products Corp. company guaranty sr. unsec.
notes 6.25%, 8/1/24	165,000	127,463
Revlon Consumer Products Corp. company guaranty sr. unsec.
sub. notes 5.75%, 2/15/21	42,000	36,645
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes
6.125%, 4/1/23	70,000	67,988
Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26	55,000	54,816
Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes
3.30%, 11/18/21	400,000	413,291
		23,350,465
Energy (2.3%)
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 144A
company guaranty sr. unsec. notes 7.875%, 12/15/24	195,000	210,600
Anadarko Petroleum Corp. sr. unsec. unsub. bonds 6.95%, 6/15/19	185,000	199,351
Andeavor Logistics LP/Tesoro Logistics Finance Corp. company
guaranty sr. unsec. notes 5.25%, 1/15/25	50,000	53,563
Antero Resources Corp. company guaranty sr. unsec. notes
5.625%, 6/1/23	20,000	20,850
Antero Resources Corp. company guaranty sr. unsec. sub. notes
5.375%, 11/1/21	43,000	44,129
Antero Resources Corp. company guaranty sr. unsec. sub. notes
5.125%, 12/1/22	77,000	78,733
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	45,000	47,126
Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22	192,000	194,746
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr.
unsec. notes 10.00%, 4/1/22	60,000	64,350
BP Capital Markets PLC company guaranty sr. unsec. bonds
3.119%, 5/4/26 (United Kingdom)	445,000	444,771
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes
3.279%, 9/19/27 (United Kingdom)	715,000	714,306

Dynamic Asset Allocation Conservative Fund 49

	Principal
CORPORATE BONDS AND NOTES (25.1%)* cont.	amount	Value
Energy cont.
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes
2.315%, 2/13/20 (United Kingdom)	$325,000	$327,689
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes
1.768%, 9/19/19 (United Kingdom)	370,000	370,152
Calfrac Holdings LP 144A company guaranty sr. unsec. unsub.
notes 7.50%, 12/1/20	60,000	57,675
California Resources Corp. company guaranty sr. unsec. sub. notes
5.00%, 1/15/20	65,000	40,625
California Resources Corp. 144A company guaranty notes
8.00%, 12/15/22	70,000	45,500
Canadian Natural Resources, Ltd. sr. unsec. unsub. bonds 3.85%,
6/1/27 (Canada)	195,000	197,407
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	365,000	420,207
Cenovus Energy, Inc. 144A sr. unsec. notes 4.25%,
4/15/27 (Canada)	370,000	366,848
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.875%, 3/31/25	230,000	247,538
Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr.
bonds 5.125%, 6/30/27	450,000	463,500
Chesapeake Energy Corp. company guaranty sr. unsec. notes
5.75%, 3/15/23	20,000	18,450
Chesapeake Energy Corp. 144A company guaranty notes
8.00%, 12/15/22	83,000	89,433
Chesapeake Energy Corp. 144A company guaranty sr. unsec.
bonds 8.00%, 6/15/27	40,000	39,600
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes
8.00%, 1/15/25	45,000	45,450
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes
8.00%, 1/15/25	35,000	35,350
Chevron Corp. sr. unsec. unsub. notes 1.561%, 5/16/19	820,000	818,840
Chevron Corp. sr. unsec. unsub. notes 1.104%, 12/5/17	517,000	516,752
Concho Resources, Inc. company guaranty sr. unsec. notes
3.75%, 10/1/27	813,000	816,617
ConocoPhillips Co. company guaranty sr. unsec. unsub. notes
1.05%, 12/15/17	525,000	524,601
Continental Resources, Inc. company guaranty sr. unsec. bonds
4.90%, 6/1/44	80,000	72,600
Continental Resources, Inc. company guaranty sr. unsec. notes
3.80%, 6/1/24	50,000	48,250
Continental Resources, Inc. company guaranty sr. unsec. sub.
notes 5.00%, 9/15/22	25,000	25,406
Continental Resources, Inc. company guaranty sr. unsec. unsub.
notes 4.50%, 4/15/23	65,000	65,163
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company
guaranty sr. unsec. notes 7.50%, 5/15/25	70,000	72,538
DCP Midstream Operating LP company guaranty sr. unsec. notes
3.875%, 3/15/23	88,000	86,240
DCP Midstream Operating LP company guaranty sr. unsec. notes
2.70%, 4/1/19	180,000	179,100
Denbury Resources, Inc. company guaranty sr. unsec. sub. notes
6.375%, 8/15/21	60,000	36,000

50 Dynamic Asset Allocation Conservative Fund

	Principal
CORPORATE BONDS AND NOTES (25.1%)* cont.	amount	Value
Energy cont.
Denbury Resources, Inc. 144A company guaranty notes
9.00%, 5/15/21	$79,000	$77,124
Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22	129,000	130,526
Diamondback Energy, Inc. company guaranty sr. unsec. unsub.
notes 5.375%, 5/31/25	160,000	166,800
Diamondback Energy, Inc. company guaranty sr. unsec. unsub.
notes 4.75%, 11/1/24	45,000	45,900
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec.
notes 8.125%, 9/15/23	145,000	155,875
EP Energy, LLC/Everest Acquisition Finance, Inc. company
guaranty sr. unsec. sub. notes 9.375%, 5/1/20	147,000	122,378
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company
guaranty notes 8.00%, 2/15/25	65,000	50,619
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company
guaranty sr. notes 8.00%, 11/29/24	30,000	30,300
EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27	555,000	555,098
FTS International, Inc. 144A company guaranty sr. sub. FRN BBA
LIBOR USD 3 Month + 7.50%, 8.82%, 6/15/20	30,000	30,488
Halcon Resources Corp. 144A company guaranty notes
12.00%, 2/15/22	25,000	30,125
Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31	140,000	163,805
Holly Energy Partners LP/Holly Energy Finance Corp. 144A
company guaranty sr. unsec. notes 6.00%, 8/1/24	160,000	167,800
Jonah Energy, LLC/Jonah Energy Finance Corp. 144A company
guaranty sr. unsec. notes 7.25%, 10/15/25	195,000	196,706
Laredo Petroleum, Inc. company guaranty sr. unsec. notes
7.375%, 5/1/22	95,000	98,325
Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes
5.625%, 1/15/22	45,000	45,338
Lukoil International Finance BV 144A company guaranty sr. unsec.
notes 4.563%, 4/24/23 (Russia)	200,000	208,000
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	125,000	150,413
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%,
3/31/24 (Canada)	45,000	38,588
MEG Energy Corp. 144A company guaranty sr. unsec. notes
6.375%, 1/30/23 (Canada)	35,000	30,538
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	35,000	34,169
Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20	515,000	549,622
MPLX LP sr. unsec. unsub. notes 4.125%, 3/1/27	320,000	325,817
Murphy Oil Corp. sr. unsec. unsub. notes 5.75%, 8/15/25	75,000	77,243
Murray Energy Corp. 144A notes 11.25%, 4/15/21	85,000	50,681
Nabors Industries, Inc. company guaranty sr. unsec. unsub. notes
4.625%, 9/15/21	315,000	309,015
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22	80,000	85,400
Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26	30,000	31,538
Noble Holding International, Ltd. company guaranty sr. unsec.
unsub. notes 7.75%, 1/15/24	115,000	102,063
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes
6.875%, 1/15/23	25,000	25,375
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes
6.875%, 3/15/22	70,000	71,225

Dynamic Asset Allocation Conservative Fund 51

	Principal
CORPORATE BONDS AND NOTES (25.1%)* cont.	amount	Value
Energy cont.
Occidental Petroleum Corp. sr. unsec. unsub. bonds
4.40%, 4/15/46	$870,000	$924,633
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%,
5/20/23 (Indonesia)	200,000	209,933
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.375%, 1/17/27 (Brazil)	465,000	511,965
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 8.75%, 5/23/26 (Brazil)	381,000	457,676
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 8.375%, 5/23/21 (Brazil)	513,000	593,349
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.25%, 3/17/24 (Brazil)	2,436,000	2,603,475
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.125%, 1/17/22 (Brazil)	108,000	116,100
Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 6.00%, 11/15/26 (Venezuela)	270,000	81,945
Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds
5.625%, 1/23/46 (Mexico)	270,000	251,100
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
6.375%, 1/23/45 (Mexico)	150,000	152,625
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
5.50%, 1/21/21 (Mexico)	900,000	961,156
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4.875%, 1/18/24 (Mexico)	150,000	155,550
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4.50%, 1/23/26 (Mexico)	887,000	885,492
Precision Drilling Corp. company guaranty sr. unsec. notes 7.75%,
12/15/23 (Canada)	95,000	97,019
Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%,
11/15/24 (Canada)	5,000	4,600
Range Resources Corp. 144A company guaranty sr. unsec. sub.
notes 5.75%, 6/1/21	175,000	182,000
Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23	24,000	25,150
Rose Rock Midstream LP/Rose Rock Finance Corp. company
guaranty sr. unsec. sub. notes 5.625%, 11/15/23	30,000	29,175
Rose Rock Midstream LP/Rose Rock Finance Corp. company
guaranty sr. unsec. sub. notes 5.625%, 7/15/22	20,000	19,550
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	355,000	357,861
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24	120,000	133,497
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	352,000	375,436
SemGroup Corp. 144A company guaranty sr. unsec. notes
6.375%, 3/15/25	75,000	73,500
SESI, LLC company guaranty sr. unsec. unsub. notes
7.125%, 12/15/21	45,000	45,900
SESI, LLC 144A company guaranty sr. unsec. notes 7.75%, 9/15/24	40,000	41,400
Seven Generations Energy, Ltd. 144A company guaranty sr. unsec.
notes 5.375%, 9/30/25 (Canada)	75,000	75,563
Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%,
5/1/23 (Canada)	35,000	36,925
Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%,
5/15/20 (Canada)	62,000	64,790

52 Dynamic Asset Allocation Conservative Fund

	Principal
CORPORATE BONDS AND NOTES (25.1%)* cont.	amount	Value
Energy cont.
Seventy Seven Energy, Inc. escrow sr. unsec. notes
6.50%, 7/15/22 F	$15,000	$2
Seventy Seven Operating, LLC escrow company guaranty sr.
unsec. unsub. notes 6.625%, 11/15/19 F	54,000	5
Shelf Drilling Holdings, Ltd. 144A company guaranty notes
9.50%, 11/2/20	85,000	85,956
Shell International Finance BV company guaranty sr. unsec. unsub.
notes 2.125%, 5/11/20 (Netherlands)	140,000	140,852
SM Energy Co. sr. unsec. notes 6.50%, 11/15/21	78,000	78,780
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	40,000	37,700
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	60,000	60,000
SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23	20,000	20,150
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22	75,000	75,188
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	565,000	560,586
Statoil ASA company guaranty sr. unsec. notes 5.10%,
8/17/40 (Norway)	170,000	197,665
Statoil ASA company guaranty sr. unsec. unsub. notes 2.90%,
11/8/20 (Norway)	488,000	499,538
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A
company guaranty sr. unsec. bonds 5.50%, 1/15/28	40,000	40,650
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27	65,000	67,681
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. company guaranty sr. unsec. notes 5.125%, 2/1/25	30,000	30,900
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%,
3/15/77 (Canada)	410,000	419,738
Valero Energy Partners LP sr. unsec. unsub. notes
4.375%, 12/15/26	126,000	130,028
Weatherford International, Ltd. company guaranty sr. unsec.
unsub. notes 8.25%, 6/15/23	25,000	25,750
Weatherford International, Ltd. 144A company guaranty sr. unsec.
sub. notes 9.875%, 2/15/24	40,000	44,000
Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32	40,000	51,700
Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31	4,000	4,870
Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	385,000	404,677
Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22	330,000	340,954
Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes
4.875%, 3/15/24	208,000	217,687
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	30,000	33,638
WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20	77,000	83,738
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22	142,000	146,793
		25,523,541
Financials (8.3%)
ABN AMRO Bank NV 144A sr. unsec. notes 2.45%,
6/4/20 (Netherlands)	605,000	608,982
AIG Global Funding 144A sr. notes 2.15%, 7/2/20	450,000	449,366
AIG Life Holdings, Inc. company guaranty jr. unsec. sub. bonds
8.125%, 3/15/46	480,000	640,800
Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27	1,145,000	1,145,777
Alliance Data Systems Corp. 144A company guaranty sr. unsec.
notes 5.375%, 8/1/22	50,000	51,500

Dynamic Asset Allocation Conservative Fund 53

	Principal
CORPORATE BONDS AND NOTES (25.1%)* cont.	amount	Value
Financials cont.
Alliant Holdings Intermediate, LLC 144A sr. unsec. notes
8.25%, 8/1/23	$45,000	$47,578
Ally Financial, Inc. company guaranty sr. unsec. notes
8.00%, 11/1/31	130,000	167,687
Ally Financial, Inc. company guaranty sr. unsec. unsub. notes
8.00%, 3/15/20	24,000	27,015
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	460,000	498,732
Ally Financial, Inc. unsec. sub. notes 8.00%, 12/31/18	30,000	32,063
American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%,
perpetual maturity	150,000	152,438
American Express Co. sr. unsec. bonds 8.125%, 5/20/19	515,000	566,084
American Express Co. sr. unsec. notes 7.00%, 3/19/18	396,000	405,871
American International Group, Inc. jr. unsec. sub. FRB
8.175%, 5/15/58	231,000	314,738
ANZ New Zealand Int’l, Ltd./London 144A company guaranty sr.
unsec. notes 2.875%, 1/25/22 (United Kingdom)	1,400,000	1,413,992
Australia & New Zealand Banking Group, Ltd. sr. unsec. notes
Ser. MTN, 2.125%, 8/19/20 (Australia)	755,000	750,410
Australia & New Zealand Banking Group, Ltd./United
Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity
(United Kingdom)	200,000	226,000
AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual
maturity (France)	310,000	317,363
AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual
maturity (France)	255,000	291,975
Banco del Estado de Chile 144A sr. unsec. notes 2.00%,
11/9/17 (Chile)	390,000	389,028
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%,
perpetual maturity	303,000	331,406
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%,
perpetual maturity	25,000	28,266
Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN,
3.248%, 10/21/27	2,355,000	2,307,814
Bank of America Corp. sr. unsec. unsub. notes 2.00%, 1/11/18	827,000	827,913
Bank of America Corp. sr. unsec. unsub. notes Ser. MTN,
2.151%, 11/9/20	290,000	289,167
Bank of America Corp. unsec. sub. FRN BBA LIBOR USD 3 Month
+ 0.76%, 2.08%, 9/15/26	100,000	93,994
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	870,000	1,077,294
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%,
3/7/22 (Canada)	280,000	283,124
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%,
10/21/20 (Canada)	780,000	786,320
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.05%,
10/30/18 (Canada)	509,000	511,086
Bank of Nova Scotia (The) sr. unsec. unsub. notes 1.375%,
12/18/17 (Canada)	525,000	524,942
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub.
notes 2.20%, 7/20/20 (France)	860,000	859,657
Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21
(United Kingdom)	224,000	277,407

54 Dynamic Asset Allocation Conservative Fund

	Principal
CORPORATE BONDS AND NOTES (25.1%)* cont.	amount	Value
Financials cont.
Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7.25%, 2/1/18	$46,000	$46,857
Berkshire Hathaway Finance Corp. company guaranty sr. unsec.
notes 4.30%, 5/15/43	151,000	164,731
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	235,000	246,492
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	200,000	215,582
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	895,000	924,889
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23 R	140,000	152,376
Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19	285,000	312,424
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	405,000	456,004
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	130,000	133,588
CBRE Services, Inc. company guaranty sr. unsec. notes
5.25%, 3/15/25	132,000	144,698
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes
5.00%, 3/15/23	43,000	44,554
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes
4.875%, 3/1/26	228,000	245,760
CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19	24,000	24,450
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	72,000	77,670
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22	170,000	183,974
CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19	15,000	15,675
Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%, perpetual maturity	416,000	449,800
Citigroup, Inc. jr. unsec. sub. FRN 5.875%, perpetual maturity	65,000	67,681
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	405,000	407,696
Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20	885,000	894,096
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	2,690,000	2,761,530
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	275,000	299,360
Citigroup, Inc. unsec. sub. notes 5.50%, 9/13/25	340,000	381,603
Citizens Bank NA/Providence RI sr. unsec. notes 2.25%, 3/2/20	990,000	991,310
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	205,000	218,838
Commerzbank AG 144A unsec. sub. notes 8.125%,
9/19/23 (Germany)	625,000	757,719
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%,
9/19/27 (Australia)	1,010,000	1,000,792
Commonwealth Bank of Australia 144A sr. unsec. notes 2.25%,
3/10/20 (Australia)	1,135,000	1,140,667
Commonwealth Bank of Australia/New York, NY sr. unsec. bonds
Ser. GMTN, 1.625%, 3/12/18	325,000	325,035
Credit Acceptance Corp. company guaranty sr. unsec. notes
7.375%, 3/15/23	30,000	31,725
Credit Acceptance Corp. company guaranty sr. unsec. notes
6.125%, 2/15/21	162,000	164,430
Credit Agricole SA 144A unsec. sub. notes 4.375%, 3/17/25 (France)	200,000	207,713
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual
maturity (Switzerland)	225,000	239,906
Credit Suisse Group AG 144A sr. unsec. bonds 4.282%,
1/9/28 (Switzerland)	870,000	906,206
Danske Bank A/S 144A sr. unsec. notes 2.70%, 3/2/22 (Denmark)	1,275,000	1,281,981
DFC Finance Corp. 144A company guaranty sr. notes
10.50%, 6/15/20	65,000	36,075

Dynamic Asset Allocation Conservative Fund 55

	Principal
CORPORATE BONDS AND NOTES (25.1%)* cont.	amount	Value
Financials cont.
Duke Realty LP company guaranty sr. unsec. unsub. notes
4.375%, 6/15/22 R	$207,000	$221,181
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes
5.25%, 5/1/25 R	90,000	93,038
Fairfax US, Inc. 144A company guaranty sr. unsec. notes
4.875%, 8/13/24	190,000	196,121
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	93,000	95,325
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	345,000	371,608
GE Capital International Funding Co. Unlimited Co. company
guaranty sr. unsec. bonds 4.418%, 11/15/35 (Ireland)	1,529,000	1,662,631
GE Capital International Funding Co. Unlimited Co. company
guaranty sr. unsec. notes 2.342%, 11/15/20 (Ireland)	1,080,000	1,086,069
Goldman Sachs Group, Inc. (The) sr. unsec. notes 7.50%, 2/15/19	1,105,000	1,186,423
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
3.85%, 1/26/27	2,035,000	2,079,087
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
2.60%, 12/27/20	1,870,000	1,885,118
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
2.55%, 10/23/19	615,000	622,030
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
Ser. GLOB, 2.375%, 1/22/18	319,000	319,751
Hartford Financial Services Group, Inc. (The) sr. unsec. unsub.
notes 5.125%, 4/15/22	160,000	176,826
HCP, Inc. sr. unsec. notes 4.25%, 11/15/23 R	335,000	355,531
Healthcare Realty Trust, Inc. sr. unsec. unsub. notes
3.875%, 5/1/25 R	225,000	226,828
Hospitality Properties Trust sr. unsec. unsub. notes
4.50%, 3/15/25 R	35,000	35,969
HSBC Bank USA NA/New York NY unsec. sub. notes Ser. BKNT,
5.625%, 8/15/35 (United Kingdom)	250,000	305,601
HSBC Capital Funding LP 144A company guaranty jr. unsec. sub.
FRB 10.176%, perpetual maturity (Jersey)	125,000	198,673
HSBC Finance Corp. unsec. sub. notes 6.676%, 1/15/21	302,000	341,605
HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24	155,000	159,707
Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub.
notes 8.125%, 7/15/19 ‡‡	10,000	10,025
HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21	77,000	80,176
Huntington National Bank (The) sr. unsec. notes 2.375%, 3/10/20	540,000	543,136
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.75%, 2/1/24	65,000	68,575
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.25%, 2/1/22	65,000	67,763
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.00%, 8/1/20	30,000	30,959
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 5.875%, 2/1/22	57,000	58,710
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	1,365,000	1,554,485
Intelsat Connect Finance SA 144A company guaranty sr. unsec.
sub. notes 12.50%, 4/1/22 (Luxembourg)	4,000	3,913
International Lease Finance Corp. sr. unsec. unsub. notes
5.875%, 8/15/22	44,000	49,342

56 Dynamic Asset Allocation Conservative Fund

	Principal
CORPORATE BONDS AND NOTES (25.1%)* cont.	amount	Value
Financials cont.
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22 R	$40,000	$41,400
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22 R	45,000	45,675
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%,
perpetual maturity	455,000	474,338
JPMorgan Chase & Co. sr. unsec. notes Ser. MTN, 2.295%, 8/15/21	1,335,000	1,333,989
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27	2,650,000	2,657,643
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26	515,000	536,981
KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18	618,000	621,308
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec.
unsub. bonds 5.125%, 6/1/44	250,000	270,833
KKR Group Finance Co., LLC 144A company guaranty sr. unsec.
unsub. notes 6.375%, 9/29/20	525,000	585,184
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub.
bonds 7.80%, 3/15/37	227,000	286,588
Liberty Mutual Insurance Co. 144A unsec. sub. notes
7.697%, 10/15/97	135,000	190,779
Lloyds Banking Group PLC unsec. sub. bonds 5.30%, 12/1/45
(United Kingdom)	292,000	341,639
Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24
(United Kingdom)	425,000	445,273
Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%,
perpetual maturity (United Kingdom)	110,000	125,950
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes
5.75%, 9/15/25	145,000	150,322
Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%,
7/29/20 (Australia)	410,000	415,495
Macquarie Group Ltd. 144A sr. unsec. notes 7.625%,
8/13/19 (Australia)	830,000	907,662
Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT,
2.05%, 8/17/20	795,000	793,752
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	385,000	515,900
MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21	210,000	227,236
Metropolitan Life Global Funding I 144A sr. notes 1.75%, 9/19/19	702,500	700,690
MGM Growth Properties Operating Partnership LP/MGP Finance
Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24 R	40,000	43,343
MGM Growth Properties Operating Partnership LP/MGP Finance
Co-Issuer, Inc. 144A sr. unsec. bonds 4.50%, 1/15/28 R	40,000	40,352
Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23 R	370,000	392,214
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%,
3/1/26 (Japan)	425,000	442,145
Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27	2,470,000	2,503,553
Morgan Stanley sr. unsec. unsub. notes 2.65%, 1/27/20	725,000	733,310
National Australia Bank, Ltd. 144A sr. unsec. FRN BBA LIBOR USD
3 Month + 0.69%, 2.007%, 12/9/19 (Australia)	1,200,000	1,209,423
National Australia Bank, Ltd., NY sr. unsec. notes 2.80%,
1/10/22 (Australia)	430,000	434,828
National Australia Bank, Ltd., NY sr. unsec. notes Ser. MTN, 2.125%,
5/22/20 (Australia)	865,000	864,125
Nationstar Mortgage, LLC/Nationstar Capital Corp. company
guaranty sr. unsec. unsub. notes 6.50%, 7/1/21	125,000	127,500

Dynamic Asset Allocation Conservative Fund 57

	Principal
CORPORATE BONDS AND NOTES (25.1%)* cont.	amount	Value
Financials cont.
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp.
144A sr. unsec. notes 4.875%, 4/15/45	$290,000	$279,407
Nordea Bank AB 144A sr. unsec. unsub. notes 2.25%,
5/27/21 (Sweden)	650,000	645,754
OneAmerica Financial Partners, Inc. 144A sr. unsec. notes
7.00%, 10/15/33	1,129,000	1,433,226
OneMain Financial Holdings, LLC 144A company guaranty sr.
unsec. sub. notes 6.75%, 12/15/19	55,000	57,063
OneMain Financial Holdings, LLC 144A company guaranty sr.
unsec. unsub. notes 7.25%, 12/15/21	45,000	46,969
Peachtree Corners Funding Trust 144A company guaranty sr.
unsec. unsub. bonds 3.976%, 2/15/25	745,000	758,757
PNC Bank NA sr. unsec. notes Ser. BKNT, 2.00%, 5/19/20	480,000	479,088
Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22	267,000	289,428
Protective Life Global Funding 144A notes 2.262%, 4/8/20	445,000	445,055
Provident Funding Associates LP/PFG Finance Corp. 144A sr.
unsec. notes 6.375%, 6/15/25	125,000	131,250
Prudential Financial, Inc. jr. unsec. sub. FRN 8.875%, 6/15/38	320,000	335,360
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	141,000	154,155
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	157,000	166,750
Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23 R	120,000	130,458
Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22	630,000	629,715
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%,
3/2/20 (Canada)	1,145,000	1,149,999
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%,
7/27/18 (Canada)	525,000	527,706
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%,
1/27/26 (Canada)	440,000	471,104
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%,
perpetual maturity (United Kingdom)	205,000	214,686
Royal Bank of Scotland Group PLC unsec. sub. notes 4.70%, 7/3/18
(United Kingdom)	505,000	513,903
Santander Issuances SAU company guaranty unsec. sub. notes
5.179%, 11/19/25 (Spain)	400,000	429,374
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%,
9/15/25 (United Kingdom)	430,000	448,896
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23
(United Kingdom)	525,000	565,843
Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20 R	50,000	50,727
Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18 R	50,000	50,114
Skandinaviska Enskilda Banken AB sr. unsec. notes 2.30%,
3/11/20 (Sweden)	3,865,000	3,885,620
Springleaf Finance Corp. company guaranty sr. unsec. unsub.
notes 8.25%, 12/15/20	205,000	231,650
Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19	40,000	41,640
Svenska Handelsbanken AB company guaranty sr. unsec. notes
1.95%, 9/8/20 (Sweden)	900,000	896,831
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec.
notes 4.25%, 12/6/42	435,000	444,870
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr.
unsec. notes 6.75%, 6/1/25	140,000	141,400

58 Dynamic Asset Allocation Conservative Fund

	Principal
CORPORATE BONDS AND NOTES (25.1%)* cont.	amount	Value
Financials cont.
TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty
sr. notes 8.50%, 9/15/18	$17,000	$15,725
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%,
9/15/31 (Canada)	819,000	815,510
UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20
(United Kingdom)	530,000	529,522
UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual
maturity (Switzerland)	589,000	646,430
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec.
notes 4.125%, 4/15/26 (Switzerland)	433,000	454,231
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec.
notes 3.00%, 4/15/21 (Switzerland)	1,760,000	1,779,584
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25	105,000	106,969
VEREIT Operating Partnership LP company guaranty sr. unsec.
notes 4.60%, 2/6/24 R	240,000	251,986
VEREIT Operating Partnership LP company guaranty sr. unsec.
unsub. bonds 4.875%, 6/1/26 R	140,000	150,325
VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%,
5/29/18 (Russia)	1,887,000	1,938,893
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%,
10/17/22 (Russia)	938,000	1,015,385
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%,
perpetual maturity	285,000	317,419
Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20	1,130,000	1,145,861
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.00%, 11/15/17	500,000	502,650
Westpac Banking Corp. sr. unsec. unsub. notes 4.875%,
11/19/19 (Australia)	80,000	84,665
Westpac Banking Corp. sr. unsec. unsub. notes 2.15%,
3/6/20 (Australia)	2,135,000	2,142,302
Westpac Banking Corp. sr. unsec. unsub. notes 2.00%,
8/19/21 (Australia)	790,000	778,134
WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24 R	170,000	178,096
		94,095,797
Health care (1.4%)
AbbVie, Inc. sr. unsec. notes 2.90%, 11/6/22	525,000	531,763
AbbVie, Inc. sr. unsec. notes 2.50%, 5/14/20	590,000	597,070
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23	165,000	159,431
Allergan Funding SCS company guaranty sr. unsec. notes 4.75%,
3/15/45 (Luxembourg)	154,000	166,612
Allergan Funding SCS company guaranty sr. unsec. notes 3.45%,
3/15/22 (Luxembourg)	228,000	236,417
Allergan Funding SCS company guaranty sr. unsec. notes 2.35%,
3/12/18 (Luxembourg)	385,000	386,122
AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec.
notes 7.875%, 9/1/23	65,000	65,813
Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20	500,000	518,543
ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25	145,000	139,563
AstraZeneca PLC sr. unsec. unsub. notes 6.45%, 9/15/37
(United Kingdom)	99,000	131,664
Becton Dickinson and Co. sr. unsec. unsub. bonds 4.669%, 6/6/47	1,026,000	1,076,380
Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27	881,000	890,770

Dynamic Asset Allocation Conservative Fund 59

	Principal
CORPORATE BONDS AND NOTES (25.1%)* cont.	amount	Value
Health care cont.
Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22	$705,000	$741,010
BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21	55,000	50,325
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24	90,000	97,313
Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25	30,000	31,125
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22	65,000	67,844
CHS/Community Health Systems, Inc. company guaranty sr. notes
6.25%, 3/31/23	55,000	54,038
CHS/Community Health Systems, Inc. company guaranty sr.
unsec. notes 6.875%, 2/1/22	255,000	200,175
CHS/Community Health Systems, Inc. company guaranty sr.
unsec. unsub. notes 8.00%, 11/15/19	25,000	24,344
CHS/Community Health Systems, Inc. company guaranty sr.
unsec. unsub. notes 7.125%, 7/15/20	60,000	54,150
Cigna Corp. sr. unsec. unsub. notes 4.50%, 3/15/21	350,000	372,883
Concordia International Corp. 144A company guaranty sr. unsec.
notes 7.00%, 4/15/23 (Canada)	60,000	10,200
Concordia International Corp. 144A sr. notes 9.00%,
4/1/22 (Canada)	20,000	15,550
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company
guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)	240,000	198,000
Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr.
unsec. unsub. notes 5.375%, 1/15/23	40,000	32,600
Halyard Health, Inc. company guaranty sr. unsec. unsub. notes
6.25%, 10/15/22	25,000	26,094
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	200,000	215,500
HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20	160,000	174,200
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	455,000	471,494
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	170,000	181,050
HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19	90,000	91,800
HCA, Inc. company guaranty sr. unsec. unsub. notes
7.50%, 2/15/22	14,000	16,065
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
144A company guaranty sr. unsec. notes 6.375%, 8/1/23	60,000	62,775
Johnson & Johnson sr. unsec. notes 5.15%, 7/15/18	329,000	338,277
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub.
notes 12.50%, 11/1/21	55,000	61,188
Mallinckrodt International Finance SA/Mallinckrodt CB,
LLC 144A company guaranty sr. unsec. unsub. notes 5.50%,
4/15/25 (Luxembourg)	40,000	36,100
Merck & Co., Inc. sr. unsec. unsub. notes 1.30%, 5/18/18	453,000	452,743
Molina Healthcare, Inc. company guaranty sr. unsec. notes
5.375%, 11/15/22	50,000	51,530
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes
4.875%, 6/15/25	20,000	19,700
Omega Healthcare Investors, Inc. company guaranty sr. unsec.
notes 4.50%, 4/1/27 R	680,000	679,151
Omega Healthcare Investors, Inc. company guaranty sr. unsec.
unsub. notes 4.95%, 4/1/24 R	180,000	188,692
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics
SA 144A sr. unsec. notes 6.625%, 5/15/22	73,000	71,540
Pfizer, Inc. sr. unsec. unsub. notes 1.70%, 12/15/19	905,000	904,518

60 Dynamic Asset Allocation Conservative Fund

	Principal
CORPORATE BONDS AND NOTES (25.1%)* cont.	amount	Value
Health care cont.
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds
4.00%, 11/28/44 (Switzerland)	$955,000	$996,272
Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22	54,000	55,485
Service Corp. International/US sr. unsec. unsub. notes
5.375%, 5/15/24	284,000	301,750
Shire Acquisitions Investments Ireland DAC company guaranty sr.
unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	643,000	634,023
Shire Acquisitions Investments Ireland DAC company guaranty sr.
unsec. unsub. notes 2.875%, 9/23/23 (Ireland)	538,000	534,652
Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes
6.50%, 5/15/23	40,000	41,600
Tenet Healthcare Corp. company guaranty sr. sub. notes
6.00%, 10/1/20	60,000	63,943
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22	65,000	66,138
Teva Pharmaceutical Finance Netherlands III BV company
guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)	465,000	428,589
UnitedHealth Group, Inc. sr. unsec. notes 6.00%, 2/15/18	235,000	238,793
UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.625%, 11/15/41	345,000	384,740
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42	540,000	555,933
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23	535,000	539,582
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 4/15/25	130,000	113,913
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.875%, 5/15/23	118,000	104,283
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 12/1/21	4,000	3,740
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 3/1/23	25,000	21,938
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 3/15/20	85,000	84,894
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsub. notes 7.00%, 3/15/24	115,000	122,773
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsub. notes 6.50%, 3/15/22	40,000	42,300
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25	55,000	57,888
		16,285,351
Technology (1.6%)
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47	1,420,000	1,527,353
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	275,000	288,281
Apple, Inc. sr. unsec. notes 2.10%, 5/6/19	1,970,000	1,984,517
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	350,000	380,323
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	453,000	457,071
Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20	553,000	555,839
Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19
(In default) †	97,000	81,965
Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company
guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	667,000	686,990
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A
company guaranty sr. unsec. notes 7.125%, 6/15/24	737,000	814,257
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds
8.35%, 7/15/46	144,000	184,944

Dynamic Asset Allocation Conservative Fund 61

	Principal
CORPORATE BONDS AND NOTES (25.1%)* cont.	amount	Value
Technology cont.
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes
5.45%, 6/15/23	$774,000	$847,065
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec.
notes 5.875%, 6/15/21	20,000	20,908
Fidelity National Information Services, Inc. sr. unsec. unsub. notes
5.00%, 10/15/25	76,000	84,660
First Data Corp. 144A company guaranty sr. unsec. unsub. notes
7.00%, 12/1/23	140,000	149,492
First Data Corp. 144A notes 5.75%, 1/15/24	80,000	83,700
First Data Corp. 144A sr. notes 5.375%, 8/15/23	60,000	62,760
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22	675,000	661,719
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec.
notes 8.625%, 11/15/24	245,000	261,440
Infor Software Parent, LLC/Infor Software Parent, Inc. 144A
company guaranty sr. unsec. notes 7.125%, 5/1/21 ‡‡	220,000	223,916
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22	150,000	155,531
Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20	22,000	22,633
Intel Corp. sr. unsec. unsub. notes 1.35%, 12/15/17	525,000	525,073
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes
4.875%, 9/15/27 R	175,000	178,500
Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18	50,000	51,223
Micron Technology, Inc. 144A sr. unsec. unsub. notes
5.25%, 1/15/24	65,000	68,413
Microsoft Corp. sr. unsec. unsub. bonds 3.30%, 2/6/27	1,050,000	1,087,173
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	750,000	724,920
Microsoft Corp. sr. unsec. unsub. notes 4.20%, 6/1/19	475,000	495,007
Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21	1,385,000	1,360,544
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40	310,000	384,838
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	990,000	972,447
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22	200,000	201,153
Oracle Corp. sr. unsec. unsub. notes 2.25%, 10/8/19	1,580,000	1,599,591
Plantronics, Inc. 144A company guaranty sr. unsec. notes
5.50%, 5/31/23	70,000	72,625
Solera, LLC /Solera Finance, Inc. 144A sr. unsec. notes
10.50%, 3/1/24	55,000	62,615
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes
5.625%, 10/1/25	125,000	126,484
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	215,000	217,341
		17,663,311
Transportation (0.1%)
Burlington Northern Santa Fe, LLC sr. unsec. notes 5.40%, 6/1/41	65,000	78,669
Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes
5.75%, 5/1/40	300,000	380,975
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	370,000	369,997
Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19	58,147	63,817
FedEx Corp. company guaranty sr. unsec. unsub. notes
2.625%, 8/1/22	75,000	75,703
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec.
bonds 3.40%, 11/15/26	210,000	207,441
United AirLines, Inc. Pass-Through Trust pass-through certificates
Ser. 07-1, Class A, 6.636%, 7/2/22	69,113	74,964

62 Dynamic Asset Allocation Conservative Fund

	Principal
CORPORATE BONDS AND NOTES (25.1%)* cont.	amount	Value
Transportation cont.
United Airlines, Inc. Pass-Through Trust pass-through certificates
Ser. 14-2, Class A, 3.75%, 9/3/26	$230,177	$238,552
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr.
unsec. notes 6.375%, 4/1/23	163,000	169,113
		1,659,231
Utilities and power (1.2%)
AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25	440,000	462,551
AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23	20,000	20,550
AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27	45,000	46,125
AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21	100,000	114,000
American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds
5.00%, 9/1/44	55,000	62,096
Appalachian Power Co. sr. unsec. unsub. notes 4.60%, 3/30/21	245,000	262,984
Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42	60,000	65,708
Boardwalk Pipelines LP company guaranty sr. unsec. unsub. notes
4.45%, 7/15/27	175,000	178,184
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25	70,000	66,063
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	60,000	59,700
Calpine Corp. 144A company guaranty sr. sub. notes
5.875%, 1/15/24	10,000	10,338
Colorado Interstate Gas Co., LLC company guaranty sr. unsec.
notes 6.85%, 6/15/37	25,000	27,606
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36	208,000	263,858
Consolidated Edison Co. of New York, Inc. sr. unsec. notes
7.125%, 12/1/18	402,000	426,106
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes
4.20%, 3/15/42	205,000	217,527
Consolidated Edison, Inc. sr. unsec. unsub. notes Ser. A,
2.00%, 3/15/20	465,000	465,485
Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22	50,000	52,063
Dynegy, Inc. company guaranty sr. unsec. unsub. notes
7.625%, 11/1/24	20,000	20,725
Dynegy, Inc. 144A company guaranty sr. unsec. notes
8.125%, 1/30/26	115,000	118,738
Dynegy, Inc. 144A company guaranty sr. unsec. notes
8.00%, 1/15/25	30,000	31,050
EDP Finance BV 144A sr. unsec. unsub. notes 5.25%,
1/14/21 (Netherlands)	200,000	215,943
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub.
notes 8.375%, 6/15/32	50,000	64,260
Electricite de France (EDF) 144A sr. unsec. notes 6.50%,
1/26/19 (France)	245,000	259,558
Emera US Finance LP company guaranty sr. unsec. notes
3.55%, 6/15/26	235,000	236,582
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	640,000	673,097
Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24	860,000	923,425
Energy Transfer Partners LP sr. unsec. unsub. bonds
6.125%, 12/15/45	120,000	131,790
Energy Transfer Partners LP sr. unsec. unsub. bonds
4.20%, 4/15/27	685,000	693,562
Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42	140,000	158,955

Dynamic Asset Allocation Conservative Fund 63

	Principal
CORPORATE BONDS AND NOTES (25.1%)* cont.	amount	Value
Utilities and power cont.
Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	$120,000	$129,785
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27	276,000	280,289
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47	459,000	481,695
FirstEnergy Corp. sr. unsec. unsub. notes 4.25%, 3/15/23	196,000	207,361
GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20
(In default) †	42,000	30,555
IPALCO Enterprises, Inc. 144A sr. notes 3.70%, 9/1/24	205,000	205,502
Kinder Morgan Energy Partners LP company guaranty sr. unsec.
notes 5.40%, 9/1/44	115,000	119,556
Kinder Morgan Energy Partners LP company guaranty sr. unsec.
notes 3.50%, 3/1/21	505,000	516,919
Kinder Morgan Energy Partners LP company guaranty sr. unsec.
unsub. notes 3.45%, 2/15/23	210,000	212,345
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes
3.15%, 1/15/23	1,080,000	1,085,826
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes
Ser. GMTN, 7.75%, 1/15/32	17,000	21,845
MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29	430,000	565,620
Nevada Power Co. mtge. notes 7.125%, 3/15/19	310,000	332,708
NRG Energy, Inc. company guaranty sr. unsec. notes
7.25%, 5/15/26	75,000	80,625
NRG Energy, Inc. company guaranty sr. unsec. notes
6.625%, 1/15/27	115,000	120,463
NRG Energy, Inc. company guaranty sr. unsec. sub. notes
7.875%, 5/15/21	25,000	25,719
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%,
10/15/22 (Canada)	350,000	347,948
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42	110,000	134,355
Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22	135,000	143,920
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	560,000	556,930
Pacific Gas & Electric Co. sr. unsec. bonds 6.05%, 3/1/34	153,000	199,256
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub.
notes 4.20%, 6/15/22	465,000	494,953
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub.
notes 3.40%, 6/1/23	15,000	15,444
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	215,000	264,104
Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974%, 6/1/67	467,000	455,325
Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22	60,000	61,875
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc.
escrow company guaranty sr. notes 11.50%, 10/1/20	54,000	135
Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21	337,000	351,042
		13,770,729
Total corporate bonds and notes (cost $273,500,535)		$282,872,106

64 Dynamic Asset Allocation Conservative Fund

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (21.8%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (6.5%)
Government National Mortgage Association Pass-Through Certificates
4.00%, with due dates from 3/15/46 to 3/20/46	$928,502	$1,001,982
3.50%, with due dates from 5/20/47 to 8/20/47	62,731,454	65,301,283
3.50%, TBA, 10/1/47	7,000,000	7,277,266
		73,580,531
U.S. Government Agency Mortgage Obligations (15.3%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, with due dates from 9/1/45 to 11/1/45	20,650,820	21,769,231
Federal National Mortgage Association Pass-Through Certificates
7.00%, 3/1/18	3,836	3,857
6.00%, TBA, 10/1/47	10,000,000	11,257,925
4.50%, TBA, 11/1/47	1,000,000	1,072,070
4.50%, TBA, 10/1/47	1,000,000	1,073,281
4.00%, 8/1/47 ##	7,988,261	8,429,176
4.00%, TBA, 11/1/47	1,000,000	1,051,172
4.00%, TBA, 10/1/47	2,000,000	2,105,469
3.50%, with due dates from 9/1/45 to 6/1/56	51,572,045	53,225,031
3.50%, TBA, 11/1/47	1,000,000	1,029,023
3.50%, TBA, 10/1/47	1,000,000	1,030,859
3.00%, with due dates from 4/1/46 to 3/1/47	9,608,167	9,656,709
3.00%, 12/1/31	21,635,767	22,256,950
3.00%, TBA, 11/1/47	15,000,000	15,023,438
3.00%, TBA, 10/1/47	15,000,000	15,046,875
3.00%, TBA, 10/1/32	7,000,000	7,193,047
2.50%, TBA, 10/1/47	1,000,000	967,891
		172,192,004
Total U.S. government and agency mortgage obligations (cost $245,387,482)		$245,772,535

	Principal
U.S. TREASURY OBLIGATIONS (—%)*	amount	Value
U.S. Treasury Notes 1.75%, 4/30/22 [i]	$113,000	$113,131
Total U.S. treasury obligations (cost $113,131)		$113,131

	Principal
MORTGAGE-BACKED SECURITIES (4.5%)*	amount	Value
Agency collateralized mortgage obligations (0.5%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK (-4.024 x 1 Month US LIBOR) + 25.793%,
20.826%, 4/15/37	$90,066	$138,025
IFB Ser. 3249, Class PS (-3.3 x 1 Month US LIBOR) + 22.275%,
18.201%, 12/15/36	117,871	164,265
IFB Ser. 3065, Class DC (-3 x 1 Month US LIBOR) + 19.86%,
16.157%, 3/15/35	177,006	255,358
IFB Ser. 2990, Class LB (-2.556 x 1 Month US LIBOR) + 16.945%,
13.791%, 6/15/34	118,136	141,028
IFB Ser. 3829, Class AS, IO (-1 x 1 Month US LIBOR) + 6.95%,
5.716%, 3/15/41	1,492,275	280,326
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2,
1 Month US LIBOR + 2.60%, 3.837%, 12/25/27	419,974	430,994

Dynamic Asset Allocation Conservative Fund 65

	Principal
MORTGAGE-BACKED SECURITIES (4.5%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2,
1 Month US LIBOR + 2.20%, 3.437%, 3/25/25	$159,727	$160,695
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M1,
1 Month US LIBOR + 1.20%, 2.437%, 11/25/28	85,000	85,093
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M1,
1 Month US LIBOR + 1.10%, 2.337%, 12/25/28	102,810	103,000
Ser. 3391, PO, zero %, 4/15/37	7,777	6,646
Ser. 3300, PO, zero %, 2/15/37	41,842	36,311
Ser. 3206, Class EO, PO, zero %, 8/15/36	4,916	4,334
Ser. 3326, Class WF, zero %, 10/15/35 W	3,560	2,675
Federal National Mortgage Association
IFB Ser. 06-62, Class PS (-6 x 1 Month US LIBOR) + 39.90%,
32.477%, 7/25/36	29,473	53,519
IFB Ser. 06-8, Class HP (-3.667 x 1 Month US LIBOR) + 24.566%,
20.03%, 3/25/36	109,452	168,277
IFB Ser. 05-75, Class GS (-3 x 1 Month US LIBOR) + 20.25%,
16.538%, 8/25/35	47,923	62,226
IFB Ser. 05-106, Class JC (-3.101 x 1 Month US LIBOR) + 20.124%,
16.288%, 12/25/35	48,566	70,978
IFB Ser. 05-83, Class QP (-2.6 x 1 Month US LIBOR) + 17.394%,
14.177%, 11/25/34	22,682	27,555
IFB Ser. 12-58, Class SM, IO (-1 x 1 Month US LIBOR) + 6.50%,
5.263%, 6/25/42	1,814,654	305,707
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1,
1 Month US LIBOR + 1.35%, 2.587%, 1/25/29	168,943	169,822
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M1,
1 Month US LIBOR + 1.20%, 2.437%, 7/25/24	3,442	3,443
Ser. 07-64, Class LO, PO, zero %, 7/25/37	20,645	19,078
Ser. 07-14, Class KO, PO, zero %, 3/25/37	23,800	19,906
Ser. 06-125, Class OX, PO, zero %, 1/25/37	2,124	1,788
Ser. 06-84, Class OT, PO, zero %, 9/25/36	2,962	2,500
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	343,271	75,630
IFB Ser. 13-99, Class AS, IO (-1 x 1 Month US LIBOR) + 6.05%,
4.814%, 6/20/43	1,375,033	255,796
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	73,641	14,012
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44	3,624,661	565,226
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	2,991,497	414,855
Ser. 13-14, IO, 3.50%, 12/20/42	927,396	126,506
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	1,437,620	156,787
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	1,667,654	158,412
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38	1,266,516	149,579
Ser. 16-H16, Class EI, IO, 2.237%, 6/20/66 W	3,474,156	419,678
Ser. 15-H25, Class BI, IO, 1.911%, 10/20/65 W	3,316,778	349,920
Ser. 15-H26, Class EI, IO, 1.711%, 10/20/65 W	1,904,233	175,570
Ser. 06-36, Class OD, PO, zero %, 7/16/36	2,687	2,267
		5,577,787

66 Dynamic Asset Allocation Conservative Fund

	Principal
MORTGAGE-BACKED SECURITIES (4.5%)* cont.	amount	Value
Commercial mortgage-backed securities (2.5%)
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5,
Class XW, IO, 0.252%, 2/10/51 W	$4,605,346	$273
Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.568%, 11/10/41 W	251,561	2,080
FRB Ser. 04-4, Class XC, IO, 0.054%, 7/10/42 W	107,041	40
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42 W	1,123,265	1
Bear Stearns Commercial Mortgage Securities Trust FRB
Ser. 04-PR3I, Class X1, IO, 0.208%, 2/11/41 W	63,773	102
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.286%, 3/11/39 W	196,749	153,789
FRB Ser. 06-PW11, Class C, 5.286%, 3/11/39 (In default) † W	191,000	77,580
FRB Ser. 06-PW14, Class X1, IO, 0.525%, 12/11/38 W	781,836	18,264
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E,
5.945%, 12/15/47 W	411,000	414,835
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	178,000	184,798
FRB Ser. 14-GC19, Class XA, IO, 1.371%, 3/10/47 W	6,256,470	395,659
Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5,
Class XC, IO, 0.62%, 10/15/49 W	8,670,991	1,734
COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3,
Class AJ, 6.049%, 5/15/46 W	300,712	305,229
COMM Mortgage Pass-Through Certificates FRB Ser. 14-CR14,
Class XA, IO, 0.957%, 2/10/47 W	15,017,259	474,245
COMM Mortgage Trust
FRB Ser. 14-CR18, Class C, 4.893%, 7/15/47 W	246,000	248,984
Ser. 13-CR11, Class AM, 4.715%, 8/10/50 W	233,000	252,819
FRB Ser. 14-UBS6, Class C, 4.614%, 12/10/47 W	1,290,000	1,263,475
Ser. 13-CR13, Class AM, 4.449%, 11/12/46 W	275,000	295,388
FRB Ser. 12-CR1, Class XA, IO, 2.057%, 5/15/45 W	3,497,437	248,344
FRB Ser. 14-LC15, Class XA, IO, 1.498%, 4/10/47 W	14,281,094	750,700
FRB Ser. 13-LC13, Class XA, IO, 1.487%, 8/10/46 W	12,725,419	578,116
FRB Ser. 14-CR18, Class XA, IO, 1.387%, 7/15/47 W	3,198,376	162,637
FRB Ser. 14-UBS4, Class XA, IO, 1.385%, 8/10/47 W	6,308,179	357,102
FRB Ser. 14-CR17, Class XA, IO, 1.297%, 5/10/47 W	4,886,070	236,955
FRB Ser. 14-UBS6, Class XA, IO, 1.175%, 12/10/47 W	4,881,056	238,513
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 6.324%, 7/10/46 W	476,000	505,229
FRB Ser. 13-CR9, Class D, 4.396%, 7/10/45 W	337,000	293,287
Ser. 13-LC13, Class E, 3.719%, 8/10/46 W	274,000	184,267
FRB Ser. 06-C8, Class XS, IO, 0.851%, 12/10/46 W	3,908,189	140
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB
Ser. 03-C3, Class AX, IO, 2.256%, 5/15/38 W	149,925	17
CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C,
4.442%, 4/15/50 W	314,000	317,541
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.509%, 12/15/49 W	851,000	872,211
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D,
5.345%, 8/10/44 W	1,719,000	1,779,930
GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3,
Class XC, IO, 0.113%, 7/10/45 W	1,800,730	7

Dynamic Asset Allocation Conservative Fund 67

	Principal
MORTGAGE-BACKED SECURITIES (4.5%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB
Ser. 05-C1, Class X1, IO, 0.794%, 5/10/43 W	$861,177	$2,662
GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO,
1.593%, 2/10/46 W	7,062,348	487,867
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.197%, 8/10/43 W	277,000	294,049
FRB Ser. 12-GC6, Class D, 5.841%, 1/10/45 W	503,000	482,880
FRB Ser. 11-GC3, Class D, 5.82%, 3/10/44 W	576,000	587,645
FRB Ser. 12-GC6, Class E, 5.00%, 1/10/45 W	478,000	387,791
FRB Ser. 13-GC12, Class D, 4.584%, 6/10/46 W	486,000	433,454
FRB Ser. 06-GG6, Class XC, IO, zero %, 4/10/38 W	89,421	1
JP Morgan Chase Commercial Mortgage Securities Trust 144A FRB
Ser. 12-C8, Class C, 4.759%, 10/15/45 W	217,000	222,642
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C14, Class C, 4.721%, 8/15/46 W	554,000	562,702
FRB Ser. 14-C19, Class XA, IO, 1.322%, 4/15/47 W	7,195,603	208,996
FRB Ser. 15-C33, Class XA, IO, 1.184%, 12/15/48 W	8,756,151	646,467
FRB Ser. 14-C25, Class XA, IO, 1.121%, 11/15/47 W	4,185,661	200,661
JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB
Ser. 12-LC9, Class D, 4.53%, 12/15/47 W	119,000	122,094
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.456%, 2/12/51 W	656	656
FRB Ser. 06-LDP7, Class B, 6.138%, 4/17/45 W	251,000	37,650
FRB Ser. 05-LDP5, Class F, 5.888%, 12/15/44 W	361,948	359,764
FRB Ser. 13-LC11, Class XA, IO, 1.481%, 4/15/46 W	3,570,382	222,006
FRB Ser. 06-LDP8, Class X, IO, 0.525%, 5/15/45 W	423,431	7
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 5.307%, 5/15/45 W	553,000	501,774
FRB Ser. 12-LC9, Class E, 4.53%, 12/15/47 W	387,000	366,024
FRB Ser. 05-CB12, Class X1, IO, 0.429%, 9/12/37 W	664,280	1,461
FRB Ser. 06-LDP6, Class X1, IO, 0.006%, 4/15/43 W	264,225	—
LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G,
6.41%, 6/15/31	16,573	16,822
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C7, Class XCL, IO, 0.488%, 11/15/40 W	890,200	4,800
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40 W	307,780	20
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B,
3.328%, 4/20/48 W	508,000	484,099
Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.674%, 8/12/39 W	331,753	1,878
FRB Ser. 05-MCP1, Class XC, IO, 0.005%, 6/12/43 W	375,305	—
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.156%, 5/15/44 W	19,188	1,765
FRB Ser. 06-C4, Class X, IO, 6.786%, 7/15/45 W	76,251	3,431
FRB Ser. 07-C5, Class X, IO, 6.171%, 12/15/49 W	313,139	10,960
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C6, Class AS, 3.476%, 11/15/45	532,000	548,083
FRB Ser. 14-C17, Class XA, IO, 1.395%, 8/15/47 W	4,581,799	236,925

68 Dynamic Asset Allocation Conservative Fund

	Principal
MORTGAGE-BACKED SECURITIES (4.5%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44 W	$225,000	$46,589
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44 W	189,645	188,318
Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class B, 6.498%, 1/11/43 W	422,000	424,110
FRB Ser. 11-C3, Class D, 5.327%, 7/15/49 W	622,000	643,336
FRB Ser. 11-C3, Class E, 5.327%, 7/15/49 W	113,000	112,980
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E,
8.00%, 12/28/38	366,695	25,669
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class D, 5.055%, 5/10/63 W	319,000	320,754
FRB Ser. 12-C4, Class XA, IO, 1.835%, 12/10/45 W	1,866,603	124,616
FRB Ser. 12-C2, Class XA, IO, 1.534%, 5/10/63 W	13,861,197	707,761
Wachovia Bank Commercial Mortgage Trust FRB Ser. 05-C21,
Class D, 5.468%, 10/15/44 W	371,000	369,319
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 06-C26, Class XC, IO, 0.053%, 6/15/45 W	600,966	120
FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42 W	236,674	592
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.43%, 7/15/46 W	218,000	232,463
FRB Ser. 13-LC12, Class C, 4.43%, 7/15/46 W	409,000	394,036
Ser. 12-LC5, Class AS, 3.539%, 10/15/45	268,000	276,253
FRB Ser. 14-LC16, Class XA, IO, 1.538%, 8/15/50 W	3,752,822	238,454
FRB Ser. 16-LC25, Class XA, IO, 1.237%, 12/15/59 W	7,153,358	467,434
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12,
Class D, 4.43%, 7/15/46 W	507,000	473,043
WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47 W	163,000	170,500
Ser. 13-C18, Class AS, 4.387%, 12/15/46 W	629,000	674,810
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46 W	195,000	207,388
Ser. 12-C8, Class AS, 3.66%, 8/15/45	229,000	240,102
Ser. 13-C12, Class AS, 3.56%, 3/15/48	275,000	282,205
Ser. 13-C11, Class AS, 3.311%, 3/15/45	117,000	119,980
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class C, 5.861%, 11/15/44 W	241,000	261,268
FRB Ser. 11-C5, Class E, 5.861%, 11/15/44 W	911,000	936,720
FRB Ser. 11-C3, Class D, 5.813%, 3/15/44 W	682,000	656,587
FRB Ser. 11-C2, Class D, 5.788%, 2/15/44 W	755,000	773,918
Ser. 11-C4, Class E, 5.414%, 6/15/44 W	482,000	467,128
FRB Ser. 12-C9, Class D, 4.955%, 11/15/45 W	291,000	278,598
FRB Ser. 13-C15, Class D, 4.628%, 8/15/46 W	153,000	132,046
FRB Ser. 12-C10, Class XA, IO, 1.753%, 12/15/45 W	2,180,214	148,189
FRB Ser. 13-C12, Class XA, IO, 1.505%, 3/15/48 W	857,948	40,749
FRB Ser. 12-C9, Class XB, IO, 0.859%, 11/15/45 W	6,676,000	214,073
		28,702,435
Residential mortgage-backed securities (non-agency) (1.5%)
BankUnited Trust FRB Ser. 05-1, Class 1A1, 1 Month US LIBOR
+ 0.30%, 1.537%, 9/25/45	211,110	200,488
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A,
3.253%, 5/25/35 W	714,598	732,463

Dynamic Asset Allocation Conservative Fund 69

	Principal
MORTGAGE-BACKED SECURITIES (4.5%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, 1 Month US LIBOR + 0.96%,
1.849%, 8/25/46	$242,855	$206,523
FRB Ser. 06-OA7, Class 1A2, 1 Month US LIBOR + 0.94%,
1.829%, 6/25/46	737,549	634,292
FRB Ser. 05-27, Class 1A1, 1.661%, 8/25/35 W	162,538	138,434
FRB Ser. 05-59, Class 1A1, 1 Month US LIBOR + 0.33%,
1.566%, 11/20/35	605,377	569,708
FRB Ser. 06-OA10, Class 4A1, 1 Month US LIBOR + 0.19%,
1.427%, 8/25/46	875,903	735,758
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3,
1 Month US LIBOR + 5.15%, 6.387%, 11/25/28	280,000	320,736
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3,
1 Month US LIBOR + 4.75%, 5.987%, 10/25/24	740,000	810,300
Structured Agency Credit Risk Debt FRN Ser. 13-DN2, Class M2,
1 Month US LIBOR + 4.25%, 5.487%, 11/25/23	560,000	613,926
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
1 Month US LIBOR + 5.90%, 7.137%, 10/25/28	931,750	1,066,550
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
1 Month US LIBOR + 5.70%, 6.937%, 4/25/28	1,309,570	1,472,207
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2,
1 Month US LIBOR + 5.55%, 6.787%, 4/25/28	1,915,000	2,113,695
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2,
1 Month US LIBOR + 5.00%, 6.237%, 7/25/25	309,331	335,482
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2,
1 Month US LIBOR + 4.30%, 5.537%, 2/25/25	154,320	165,172
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2,
1 Month US LIBOR + 4.25%, 5.487%, 4/25/29	50,000	55,047
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
1 Month US LIBOR + 4.00%, 5.237%, 5/25/25	303,188	322,921
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2,
1 Month US LIBOR + 2.60%, 3.837%, 5/25/24	820,000	854,098
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, 1 Month
US LIBOR + 0.80%, 2.037%, 2/25/34	455,593	441,569
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2,
2.973%, 2/25/35 W	244,635	246,393
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1,
1 Month US LIBOR + 0.825%, 2.062%, 8/25/34	393,215	389,282
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1,
0.598%, 8/26/47	100,000	82,500
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
FRB Ser. 04-WCW2, Class M3, 1 Month US LIBOR + 1.05%,
2.287%, 10/25/34	290,000	284,918
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, 1 Month US LIBOR + 0.85%,
2.087%, 5/25/47	720,094	648,985
FRB Ser. 07-AR1, Class 2A1, 1 Month US LIBOR + 0.18%,
1.417%, 1/25/37	248,657	222,684

70 Dynamic Asset Allocation Conservative Fund

	Principal
MORTGAGE-BACKED SECURITIES (4.5%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 3.278%, 9/25/35 W	$522,532	$537,993
FRB Ser. 05-AR12, Class 1A8, 3.162%, 10/25/35 W	861,746	866,589
FRB Ser. 04-AR3, Class A2, 3.145%, 6/25/34 W	457,710	465,642
FRB Ser. 05-AR9, Class A1C3, 1 Month US LIBOR + 0.96%,
2.197%, 7/25/45	383,237	379,405
FRB Ser. 05-AR11, Class A1B3, 1 Month US LIBOR + 0.40%,
1.637%, 8/25/45	446,809	427,239
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 05-AR4,
Class 1A3, 3.239%, 4/25/35 W	204,098	206,689
		16,547,688
Total mortgage-backed securities (cost $50,319,415)		$50,827,910

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (0.8%)*		amount	Value
Argentina (Province of) 144A sr. unsec. notes 7.125%,
8/1/27 (Argentina)		$185,000	$193,172
Argentina (Republic of) sr. unsec. unsub. bonds 7.625%,
4/22/46 (Argentina)		165,000	183,150
Argentina (Republic of) sr. unsec. unsub. bonds 6.625%,
7/6/28 (Argentina)		210,000	221,550
Argentina (Republic of) sr. unsec. unsub. notes 6.875%,
1/26/27 (Argentina)		307,000	331,714
Brazil (Federal Republic of) unsec. notes 10.00%, 1/1/21
(Brazil) (units)	BRL	4,564	1,529,694
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%,
6/15/27 (Argentina)		$300,000	326,250
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%,
1/26/21 (Argentina)		685,000	787,750
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%,
3/16/24 (Argentina)		337,000	388,398
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%,
6/10/21 (Argentina)		150,000	160,970
Indonesia (Republic of) 144A sr. unsec. notes 5.25%,
1/17/42 (Indonesia)		320,000	356,861
Indonesia (Republic of) 144A sr. unsec. notes 4.75%,
1/8/26 (Indonesia)		200,000	218,000
Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%,
1/8/46 (Indonesia)		200,000	245,750
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%,
1/8/27 (Indonesia)		825,000	875,186
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%,
4/15/23 (Indonesia)		200,000	203,500
Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%,
4/4/42 (Russia)		2,000,000	2,222,500
Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%,
11/3/25 (Sri Lanka)		200,000	219,785
Turkey (Republic of) unsec. notes 11.00%, 3/2/22 (Turkey)	TRY	654,000	184,474
United Mexican States sr. unsec. unsub. notes 4.15%,
3/28/27 (Mexico)		$377,000	396,434
Total foreign government and agency bonds and notes (cost $9,574,104)			$9,045,138

Dynamic Asset Allocation Conservative Fund 71

	Principal
SENIOR LOANS (0.1%)*c	amount	Value
Avaya, Inc. bank term loan FRN Ser. B7, BBA LIBOR USD 3 Month
+ 5.25%, 6.564%, 5/29/20 (In default) †	$137,098	$116,533
Brand Energy & Infrastructure Services, Inc. bank term loan FRN
BBA LIBOR USD 3 Month + 4.25%, 5.522%, 6/21/24	185,000	185,736
Caesars Entertainment Operating Co., Inc. bank term loan
FRN Ser. B6, BBA LIBOR USD 3 Month + 7.75%, 11.75%, 3/1/18
(In default) †	325,486	394,651
CPG International, Inc. bank term loan FRN BBA LIBOR USD
3 Month + 3.75%, 5.083%, 5/3/24	43,242	43,310
Forterra Finance, LLC bank term loan FRN BBA LIBOR USD 3 Month
+ 3.00%, 4.235%, 10/25/23	35,000	29,575
Gates Global, LLC/Gates Global Co. bank term loan FRN Ser. B, BBA
LIBOR USD 3 Month + 3.25%, 4.583%, 3/31/24	48,922	49,095
Getty Images, Inc. bank term loan FRN Ser. B, BBA LIBOR USD
3 Month + 3.50%, 4.833%, 10/18/19	87,779	75,772
Neiman Marcus Group, Ltd., Inc. bank term loan FRN BBA LIBOR
USD 3 Month + 3.25%, 4.481%, 10/25/20	81,613	60,700
PetSmart, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month
+ 3.00%, 4.24%, 3/10/22	39,898	33,785
Revlon Consumer Products Corp. bank term loan FRN Ser. B, BBA
LIBOR USD 3 Month + 3.50%, 4.735%, 9/7/23	118,800	106,363
Total senior loans (cost $1,079,085)		$1,095,520

	Principal
ASSET-BACKED SECURITIES (0.1%)*	amount	Value
Mortgage Repurchase Agreement Financing Trust 144A FRB
Ser. 16-4, Class A1, 1 Month US LIBOR + 1.20%, 2.435%, 5/10/19	$188,000	$188,000
Station Place Securitization Trust 144A FRB Ser. 17-1, Class A,
1 Month US LIBOR + 0.90%, 2.137%, 2/25/49	623,667	623,667
Total asset-backed securities (cost $811,696)		$811,667

CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value
EPR Properties Ser. C, $1.438 cv. pfd. R	3,415	$94,606
Nine Point Energy 6.75% cv. pfd.	11	11,386
Total convertible preferred stocks (cost $73,389)		$105,992

	Principal
CONVERTIBLE BONDS AND NOTES (—%)*	amount	Value
Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes
8.00%, 12/31/18	$34,000	$105,506
Total convertible bonds and notes (cost $32,623)		$105,506

PREFERRED STOCKS (—%)*	Shares	Value
GMAC Capital Trust I Ser. 2, $0.00 cum. ARP	2,035	$53,724
Total preferred stocks (cost $50,875)		$53,724

INVESTMENT COMPANIES (—%)*	Shares	Value
Altaba, Inc.	400	$26,496
Total investment companies (cost $19,782)		$26,496

72 Dynamic Asset Allocation Conservative Fund

PURCHASED OPTIONS	Expiration
OUTSTANDING (—%)*	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
Bank of America N.A.
USD/CNH (Put)	Dec-17/CNH 6.50	8,235,900	8,235,900	$10,633
Total purchased options outstanding (cost $72,927)				$10,633

	Expiration	Strike
WARRANTS (—%)* †	date	price	Warrants	Value
Halcon Resources Corp.	9/9/20	$14.04	722	$397
Total warrants (cost $—)				$397

	Principal amount/
SHORT-TERM INVESTMENTS (13.8%)*		shares	Value
Putnam Cash Collateral Pool, LLC 1.25% [d]	Shares	8,012,325	$8,012,325
Putnam Short Term Investment Fund 1.17% L	Shares	135,891,108	135,891,108
U.S. Treasury Bills 1.027%, 12/14/17 # ∆ §		$1,234,999	1,232,602
U.S. Treasury Bills 1.043%, 12/7/17 # ∆ §		9,811,001	9,793,283
U.S. Treasury Bills 1.050%, 1/11/18 ∆		110,000	109,687
U.S. Treasury Bills 1.081%, 2/15/18 ∆ §		431,001	429,241
U.S. Treasury Bills 1.121%, 2/8/18 §		31,000	30,882
Total short-term investments (cost $155,497,970)			$155,499,128

TOTAL INVESTMENTS
Total investments (cost $1,102,155,501)	$1,185,262,828

Key to holding’s currency abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan (Offshore)
EUR	Euro
TRY	Turkish Lira

Key to holding’s abbreviations

ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Dynamic Asset Allocation Conservative Fund 73

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2016 through September 30, 2017 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $1,124,977,379.

† This security is non-income-producing.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $5,679,060 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,389,951 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,243,755 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

## Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

d Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

S Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $47,177,428 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

74 Dynamic Asset Allocation Conservative Fund

FORWARD CURRENCY CONTRACTS at 9/30/17 (aggregate face value $103,622,377)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	10/18/17	$795,645	$758,989	$36,656
	Canadian Dollar	Buy	10/18/17	837,525	845,088	(7,563)
	Canadian Dollar	Sell	10/18/17	837,525	805,252	(32,273)
	Euro	Sell	12/20/17	25,047	25,463	416
	Hong Kong Dollar	Buy	11/15/17	265,948	266,358	(410)
	New Zealand Dollar	Buy	10/18/17	1,426,548	1,430,784	(4,236)
	New Zealand Dollar	Sell	10/18/17	1,426,548	1,424,866	(1,682)
	Norwegian Krone	Buy	12/20/17	1,621,201	1,639,845	(18,644)
	Russian Ruble	Buy	12/20/17	1,675,967	1,633,126	42,841
Barclays Bank PLC
	Australian Dollar	Buy	10/18/17	350,178	341,591	8,587
	Euro	Sell	12/20/17	1,653,670	1,671,155	17,485
	New Zealand Dollar	Buy	10/18/17	832,129	852,819	(20,690)
	New Zealand Dollar	Sell	10/18/17	832,129	831,157	(972)
	Swiss Franc	Buy	12/20/17	501,219	504,778	(3,559)
Citibank, N.A.
	Australian Dollar	Buy	10/18/17	921,050	923,243	(2,193)
	Australian Dollar	Sell	10/18/17	921,050	927,534	6,484
	Brazilian Real	Buy	10/3/17	812,560	809,022	3,538
	Brazilian Real	Sell	10/3/17	812,560	814,195	1,635
	Brazilian Real	Buy	1/3/18	6,207	6,144	63
	British Pound	Sell	12/20/17	1,560,545	1,511,223	(49,322)
	Canadian Dollar	Buy	10/18/17	1,659,742	1,636,537	23,205
	Canadian Dollar	Sell	10/18/17	1,659,742	1,645,143	(14,599)
	Danish Krone	Sell	12/20/17	352,126	354,360	2,234
	Euro	Buy	12/20/17	405,257	408,513	(3,256)
	Japanese Yen	Sell	11/15/17	2,781,606	2,848,966	67,360
	New Zealand Dollar	Buy	10/18/17	2,382,009	2,398,573	(16,564)
	New Zealand Dollar	Sell	10/18/17	2,382,009	2,400,058	18,049
	Norwegian Krone	Buy	12/20/17	1,359,705	1,389,740	(30,035)
	Russian Ruble	Buy	12/20/17	1,658,800	1,636,931	21,869
	Swedish Krona	Sell	12/20/17	810,593	831,200	20,607
Credit Suisse International
	Australian Dollar	Buy	10/18/17	245,242	238,520	6,722
	Canadian Dollar	Buy	10/18/17	10,019	9,650	369
	Canadian Dollar	Sell	10/18/17	10,019	10,109	90
	Euro	Buy	12/20/17	1,688,213	1,708,382	(20,169)
	Japanese Yen	Sell	11/15/17	1,619,554	1,644,303	24,749
	New Zealand Dollar	Buy	10/18/17	112,212	113,052	(840)
	New Zealand Dollar	Sell	10/18/17	112,212	112,086	(126)
	Swedish Krona	Sell	12/20/17	823,865	823,693	(172)
	Swiss Franc	Buy	12/20/17	326,498	328,792	(2,294)

Dynamic Asset Allocation Conservative Fund 75

FORWARD CURRENCY CONTRACTS at 9/30/17 (aggregate face value $103,622,377) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Goldman Sachs International
	Australian Dollar	Buy	10/18/17	$2,470,145	$2,471,722	$(1,577)
	Australian Dollar	Sell	10/18/17	2,470,145	2,395,108	(75,037)
	British Pound	Sell	12/20/17	1,323,065	1,283,408	(39,657)
	Canadian Dollar	Buy	10/18/17	827,667	834,120	(6,453)
	Canadian Dollar	Sell	10/18/17	827,667	814,723	(12,944)
	Euro	Buy	12/20/17	823,808	831,980	(8,172)
	Hungarian Forint	Sell	12/20/17	811,310	821,576	10,266
	Indonesian Rupiah	Sell	11/15/17	8,162	9,036	874
	Japanese Yen	Sell	11/15/17	59,447	60,738	1,291
	New Zealand Dollar	Buy	10/18/17	174,672	184,412	(9,740)
	Norwegian Krone	Buy	12/20/17	440,833	441,941	(1,108)
	South African Rand	Sell	10/18/17	773,084	797,244	24,160
	Swedish Krona	Sell	12/20/17	601,222	623,101	21,879
	Turkish Lira	Buy	12/20/17	2,352,945	2,406,280	(53,335)
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/18/17	811,408	817,353	(5,945)
	Australian Dollar	Sell	10/18/17	811,408	813,255	1,847
	Canadian Dollar	Buy	10/18/17	16,030	4,587	11,443
	Euro	Sell	12/20/17	3,615,733	3,653,599	37,866
	Japanese Yen	Sell	11/15/17	798,062	823,677	25,615
	Mexican Peso	Sell	10/18/17	793,257	801,095	7,838
	New Zealand Dollar	Buy	10/18/17	2,429,305	2,441,108	(11,803)
	New Zealand Dollar	Sell	10/18/17	2,429,305	2,458,995	29,690
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/18/17	1,703,518	1,722,819	(19,301)
	British Pound	Sell	12/20/17	802,167	778,241	(23,926)
	Canadian Dollar	Sell	10/18/17	13,867	28,500	14,633
	Euro	Sell	12/20/17	697,387	709,463	12,076
	Indonesian Rupiah	Sell	11/15/17	8,162	10,225	2,063
	Japanese Yen	Sell	11/15/17	808,351	822,902	14,551
	New Zealand Dollar	Buy	10/18/17	262,405	279,123	(16,718)
	Norwegian Krone	Buy	12/20/17	812,324	828,175	(15,851)
	Singapore Dollar	Buy	11/15/17	178,640	178,620	20
	South African Rand	Buy	10/18/17	792,941	800,394	(7,453)
	South African Rand	Sell	10/18/17	792,941	814,417	21,476
	Swedish Krona	Sell	12/20/17	1,792,605	1,815,152	22,547
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/18/17	1,933,232	1,886,243	46,989
	Canadian Dollar	Buy	10/18/17	970,663	906,771	63,892
	Euro	Buy	12/20/17	219,247	225,001	(5,754)
	Japanese Yen	Sell	11/15/17	765,361	781,896	16,535
	New Zealand Dollar	Buy	10/18/17	82,246	77,795	4,451
	Swedish Krona	Sell	12/20/17	809,298	829,789	20,491
	Turkish Lira	Buy	12/20/17	1,442,589	1,479,030	(36,441)

76 Dynamic Asset Allocation Conservative Fund

FORWARD CURRENCY CONTRACTS at 9/30/17 (aggregate face value $103,622,377) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/18/17	$668,357	$647,949	$20,408
	British Pound	Sell	12/20/17	823,524	833,823	10,299
	Canadian Dollar	Buy	10/18/17	856,281	841,227	15,054
	Canadian Dollar	Sell	10/18/17	856,281	866,596	10,315
	Euro	Buy	12/20/17	1,221,348	1,233,211	(11,863)
	New Zealand Dollar	Buy	10/18/17	1,224,220	1,257,210	(32,990)
	Norwegian Krone	Buy	12/20/17	2,024,916	2,070,387	(45,471)
	Swedish Krona	Sell	12/20/17	865,344	885,837	20,493
UBS AG
	Australian Dollar	Buy	10/18/17	648,593	662,112	(13,519)
	Canadian Dollar	Buy	10/18/17	861,812	859,994	1,818
	Euro	Sell	12/20/17	822,265	833,776	11,511
	Japanese Yen	Sell	11/15/17	1,644,323	1,667,125	22,802
	New Zealand Dollar	Buy	10/18/17	818,770	823,140	(4,370)
	New Zealand Dollar	Sell	10/18/17	818,770	824,193	5,423
	Norwegian Krone	Buy	12/20/17	815,217	824,311	(9,094)
	Swedish Krona	Sell	12/20/17	813,973	828,099	14,126
WestPac Banking Corp.
	Australian Dollar	Buy	10/18/17	1,307,225	1,289,682	17,543
	Australian Dollar	Sell	10/18/17	1,307,225	1,304,123	(3,102)
	Canadian Dollar	Buy	10/18/17	846,663	830,954	15,709
	Canadian Dollar	Sell	10/18/17	846,663	845,819	(844)
	Euro	Buy	12/20/17	41,190	41,542	(352)
	Japanese Yen	Sell	11/15/17	795,601	813,584	17,983
	New Zealand Dollar	Buy	10/18/17	1,596,815	1,600,195	(3,380)
	New Zealand Dollar	Sell	10/18/17	1,596,815	1,612,634	15,819
Unrealized appreciation						914,755
Unrealized depreciation						(705,799)
Total						$208,956

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/17
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
MSCI EAFE Index Mini (Short)	280	$27,633,284	$27,697,600	Dec-17	$(87,374)
Russell 2000 Index E-Mini (Long)	318	23,704,696	23,737,110	Dec-17	1,469,930
Russell 2000 Index E-Mini (Short)	116	8,646,996	8,658,820	Dec-17	(544,237)
S&P 500 Index E-Mini (Long)	146	18,391,328	18,367,530	Dec-17	122,984
S&P 500 Index E-Mini (Short)	598	75,328,864	75,231,390	Dec-17	(906,945)
S&P Mid Cap 400 Index E-Mini (Long)	6	1,077,564	1,077,420	Dec-17	25,359
S&P Mid Cap 400 Index E-Mini (Short)	64	11,494,016	11,492,480	Dec-17	(367,784)
Tokyo Price Index (Long)	77	11,460,187	11,461,897	Dec-17	720,594

Dynamic Asset Allocation Conservative Fund 77

FUTURES CONTRACTS OUTSTANDING at 9/30/17 cont.
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
U.S. Treasury Bond 30 yr (Long)	108	$16,503,750	$16,503,750	Dec-17	$(268,012)
U.S. Treasury Bond Ultra 30 yr (Long)	208	34,346,000	34,346,000	Dec-17	(616,898)
U.S. Treasury Bond Ultra 30 yr (Short)	3	495,375	495,375	Dec-17	8,900
U.S. Treasury Note 2 yr (Long)	482	103,968,907	103,968,907	Dec-17	(260,240)
U.S. Treasury Note 2 yr (Short)	43	9,275,234	9,275,234	Dec-17	21,555
U.S. Treasury Note 5 yr (Long)	833	97,877,500	97,877,500	Dec-17	(634,431)
U.S. Treasury Note 5 yr (Short)	38	4,465,000	4,465,000	Dec-17	30,838
U.S. Treasury Note 10 yr (Long)	306	38,345,625	38,345,625	Dec-17	(402,218)
U.S. Treasury Note 10 yr (Short)	343	42,982,188	42,982,188	Dec-17	433,833
U.S. Treasury Note Ultra 10 yr (Short)	27	3,626,859	3,626,859	Dec-17	42,134
Unrealized appreciation					2,876,127
Unrealized depreciation					(4,088,139)
Total					$(1,212,012)

WRITTEN OPTIONS OUTSTANDING at 9/30/17 (premiums $28,151)
	Expiration	Notional	Contract
	date/strike price	amount	amount	Value
Bank of America N.A.
USD/CNH (Put)	Dec-17/CNH 6.40	8,235,900	8,235,900	$2,932
Total				$2,932

TBA SALE COMMITMENTS OUTSTANDING at 9/30/17 (proceeds receivable $20,332,617)
	Principal	Settlement
Agency	amount	date	Value
Federal National Mortgage Association, 4.50%, 10/1/47	$1,000,000	10/12/17	$1,073,281
Federal National Mortgage Association, 4.00%, 11/1/47	1,000,000	11/13/17	1,051,172
Federal National Mortgage Association, 4.00%, 10/1/47	2,000,000	10/12/17	2,105,469
Federal National Mortgage Association, 3.50%, 10/1/47	1,000,000	10/12/17	1,030,859
Federal National Mortgage Association, 3.00%, 10/1/47	15,000,000	10/12/17	15,046,875
Total			$20,307,656

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/17
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$47,356,500	$9,140 E	$(1,939)	12/20/19	1.80% —	3 month USD-	$7,201
				Semiannually	LIBOR-BBA —
					Quarterly
76,659,100	14,795 E	2,887	12/20/19	3 month USD-	1.80% —	(11,909)
				LIBOR-BBA —	Semiannually
				Quarterly
13,208,600	1,347 E	(6,925)	12/20/22	3 month USD-	2.05% —	(5,578)
				LIBOR-BBA —	Semiannually
				Quarterly
51,827,800	5,286 E	26,453	12/20/22	2.05% —	3 month USD-	21,166
				Semiannually	LIBOR-BBA —
					Quarterly

78 Dynamic Asset Allocation Conservative Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/17 cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$30,670,300	$174,054 E	$(148,990)	12/20/27	2.25% —	3 month USD-	$25,109
				Semiannually	LIBOR-BBA —
					Quarterly
18,607,400	105,597 E	89,918	12/20/27	3 month USD-	2.25% —	(15,679)
				LIBOR-BBA —	Semiannually
				Quarterly
3,563,300	32,166 E	(36,982)	12/20/47	2.50% —	3 month USD-	(4,816)
				Semiannually	LIBOR-BBA —
					Quarterly
10,840,800	97,860 E	112,305	12/20/47	3 month USD-	2.50% —	14,445
				LIBOR-BBA —	Semiannually
				Quarterly
324,000	347	(2)	10/2/27	2.2935% —	3 month USD-	(350)
				Semiannually	LIBOR-BBA —
					Quarterly
Total		$36,725				$29,589

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/17
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$7,131	$7,264	$—	1/12/42	4.00% (1 month	Synthetic TRS	$197
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
71,623	73,254	—	1/12/41	4.00% (1 month	Synthetic TRS	2,320
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
21,108	21,589	—	1/12/41	4.00% (1 month	Synthetic TRS	684
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
564	560	—	1/12/38	6.50% (1 month	Synthetic TRS	3
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
125,412	125,158	—	1/12/40	4.50% (1 month	Synthetic MBX	(60)
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
21,958	22,097	—	1/12/39	(6.00%) 1 month	Synthetic MBX	(186)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Dynamic Asset Allocation Conservative Fund 79

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/17 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$19,511	$19,688	$—	1/12/41	(5.00%) 1 month	Synthetic TRS	$(395)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
10,705	10,878	—	1/12/43	3.50% (1 month	Synthetic TRS	264
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
27,115	27,073	—	1/12/40	5.00% (1 month	Synthetic MBX	5
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
778,695	777,592	—	1/12/41	5.00% (1 month	Synthetic MBX	252
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
250,396	251,137	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(1,316)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Citibank, N.A.
250,815	250,459	—	1/12/41	5.00% (1 month	Synthetic MBX	81
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
36,299,270	37,544,059	—	11/27/17	3 month USD-	Russell 1000 Total	(1,196,545)
				LIBOR-BBA plus	Return Index —
				0.09% — Quarterly	Quarterly
44,378,582	44,657,337	—	12/1/17	(3 month USD-	A basket	301,343
				LIBOR-BBA	(CGPUTQL2) of
				plus 0.37%) —	common stocks* —
				Quarterly	Quarterly
Credit Suisse International
27,161	27,992	—	1/12/45	3.50% (1 month	Synthetic TRS	1,072
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Goldman Sachs International
9,882	9,806	—	1/12/39	6.00% (1 month	Synthetic TRS	46
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,763	1,750	—	1/12/38	6.50% (1 month	Synthetic TRS	9
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

80 Dynamic Asset Allocation Conservative Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/17 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$17,731	$18,061	$—	1/12/42	4.00% (1 month	Synthetic TRS	$491
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
17,731	18,061	—	1/12/42	4.00% (1 month	Synthetic TRS	491
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
76,067	77,797	—	1/12/40	4.00% (1 month	Synthetic TRS	2,460
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
12,196	12,232	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(64)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
14,680	14,723	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(77)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
270,309	271,108	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(1,421)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
JPMorgan Securities LLC
92,731	94,843	—	1/12/41	(4.00%) 1 month	Synthetic TRS	(3,003)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
42,593	43,387	—	1/12/42	(4.00%) 1 month	Synthetic TRS	(1,179)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
Upfront premium received		—		Unrealized appreciation		309,718
Upfront premium (paid)		—		Unrealized depreciation		(1,204,246)
Total		$—		Total		$(894,528)

* The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET — CGPUTQL2 OF COMMON STOCK
				Percentage
Common stocks	Sector	Shares	Value	value
Johnson & Johnson	Health care	10,373	$1,348,596	3.02%
JPMorgan Chase & Co.	Financials	12,322	1,176,860	2.64%
Pfizer, Inc.	Health care	30,423	1,086,100	2.43%
McDonald’s Corp.	Consumer discretionary	5,988	938,209	2.10%
Applied Materials, Inc.	Information technology	17,499	911,502	2.04%
Texas Instruments, Inc.	Information technology	9,955	892,369	2.00%

Dynamic Asset Allocation Conservative Fund 81

A BASKET — CGPUTQL2 OF COMMON STOCK cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Apple, Inc.	Information technology	5,757	$887,214	1.99%
Raytheon Co.	Industrials	4,581	854,663	1.91%
UnitedHealth Group, Inc.	Health care	4,314	844,906	1.89%
PNC Financial Services Group, Inc. (The)	Financials	6,119	824,686	1.85%
eBay, Inc.	Information technology	21,225	816,305	1.83%
Altria Group, Inc.	Consumer staples	12,759	809,187	1.81%
Intuit, Inc.	Information technology	5,558	789,992	1.77%
Exxon Mobil Corp.	Energy	9,440	773,885	1.73%
Norfolk Southern Corp.	Industrials	5,800	766,944	1.72%
Northrop Grumman Corp.	Industrials	2,643	760,451	1.70%
Danaher Corp.	Health care	8,819	756,520	1.69%
Humana, Inc.	Health care	3,078	749,772	1.68%
Honeywell International, Inc.	Industrials	5,282	748,734	1.68%
Kimberly-Clark Corp.	Consumer staples	5,665	666,620	1.49%
Walt Disney Co. (The)	Consumer discretionary	6,562	646,843	1.45%
Automatic Data Processing, Inc.	Information technology	5,881	642,903	1.44%
TJX Cos., Inc. (The)	Consumer discretionary	8,606	634,531	1.42%
CBS Corp. Class B (non-voting shares)	Consumer discretionary	10,796	626,158	1.40%
Zoetis, Inc.	Health care	9,743	621,187	1.39%
Lowe’s Cos., Inc.	Consumer discretionary	7,756	620,027	1.39%
Sherwin-Williams Co. (The)	Materials	1,709	611,921	1.37%
Allstate Corp. (The)	Financials	5,750	528,501	1.18%
CVS Health Corp.	Consumer staples	6,383	519,100	1.16%
Juniper Networks, Inc.	Information technology	18,652	519,072	1.16%
Aflac, Inc.	Financials	6,213	505,651	1.13%
Alphabet, Inc. Class A	Information technology	517	503,784	1.13%
General Dynamics Corp.	Industrials	2,309	474,595	1.06%
Verizon Communications, Inc.	Telecommunication	9,536	471,961	1.06%
	services
CME Group, Inc.	Financials	3,432	465,700	1.04%
Berkshire Hathaway, Inc. Class B	Financials	2,539	465,498	1.04%
Fidelity National Information	Information technology	4,874	455,187	1.02%
Services, Inc.
Kinder Morgan, Inc.	Energy	23,554	451,770	1.01%
PG&E Corp.	Utilities	6,512	443,430	0.99%
F5 Networks, Inc.	Information technology	3,625	436,993	0.98%
Ross Stores, Inc.	Consumer discretionary	6,616	427,187	0.96%
Baker Hughes a GE Co.	Energy	11,661	427,034	0.96%
Marathon Petroleum Corp.	Energy	7,162	401,671	0.90%
Merck & Co., Inc.	Health care	6,012	384,945	0.86%
Sysco Corp.	Consumer staples	7,087	382,367	0.86%
Equity Residential Trust	Real estate	5,655	372,867	0.83%
Microsoft Corp.	Information technology	4,838	360,363	0.81%
Adobe Systems, Inc.	Information technology	2,405	358,775	0.80%
Harris Corp.	Information technology	2,692	354,506	0.79%
Edison International	Utilities	4,566	352,350	0.79%

82 Dynamic Asset Allocation Conservative Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/17
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6	BBB–/P	$957	$14,000	$2,122	5/11/63	300 bp —	$(1,158)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,868	31,000	4,700	5/11/63	300 bp —	(2,816)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	3,828	62,000	9,399	5/11/63	300 bp —	(5,541)
Index						Monthly
Credit Suisse International
CMBX NA A.6	A/P	2,577	54,000	3,181	5/11/63	200 bp —	(586)
Index						Monthly
CMBX NA A.6	A/P	2,090	65,000	3,829	5/11/63	200 bp —	(1,717)
Index						Monthly
CMBX NA A.6	A/P	9,497	292,000	17,199	5/11/63	200 bp —	(7,605)
Index						Monthly
CMBX NA A.6	A/P	12,141	387,000	22,794	5/11/63	200 bp —	(10,524)
Index						Monthly
CMBX NA A.6	A/P	25,099	477,000	28,095	5/11/63	200 bp —	(2,837)
Index						Monthly
CMBX NA A.6	A/P	45,464	1,212,000	71,387	5/11/63	200 bp —	(25,518)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	12,917	102,000	15,463	5/11/63	300 bp —	(2,495)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	151,827	1,420,000	215,272	5/11/63	300 bp —	(62,735)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	20,844	282,000	31,217	1/17/47	300 bp —	(10,232)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	50,984	645,000	71,402	1/17/47	300 bp —	(20,095)
Index						Monthly
Goldman Sachs International
CMBX NA A.6	A/P	192	3,000	177	5/11/63	200 bp —	17
Index						Monthly
CMBX NA A.6	A/P	9,523	145,000	8,541	5/11/63	200 bp —	1,031
Index						Monthly
CMBX NA A.6	A/P	10,374	210,000	12,369	5/11/63	200 bp —	(1,925)
Index						Monthly
CMBX NA A.6	A/P	8,226	270,000	15,903	5/11/63	200 bp —	(7,587)
Index						Monthly
CMBX NA A.6	A/P	8,351	270,000	15,903	5/11/63	200 bp —	(7,462)
Index						Monthly
CMBX NA A.6	A/P	12,141	387,000	22,794	5/11/63	200 bp —	(10,524)
Index						Monthly
CMBX NA A.6	A/P	20,305	399,000	23,501	5/11/63	200 bp —	(3,063)
Index						Monthly
CMBX NA A.6	A/P	28,986	481,000	28,331	5/11/63	200 bp —	816
Index						Monthly
CMBX NA A.7	A/P	34,586	686,000	23,118	1/17/47	200 bp —	11,697
Index						Monthly

Dynamic Asset Allocation Conservative Fund 83

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/17 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6	BBB–/P	$317	$4,000	$606	5/11/63	300 bp —	$(288)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	545	8,000	1,213	5/11/63	300 bp —	(664)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	4,655	43,000	6,519	5/11/63	300 bp —	(1,842)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,226	46,000	6,974	5/11/63	300 bp —	(4,725)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	3,077	59,000	8,944	5/11/63	300 bp —	(5,837)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	5,992	71,000	10,764	5/11/63	300 bp —	(4,737)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	9,260	84,000	12,734	5/11/63	300 bp —	(3,432)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	8,861	105,000	15,918	5/11/63	300 bp —	(7,005)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	9,758	113,000	17,131	5/11/63	300 bp —	(7,317)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	23,742	195,000	29,562	5/11/63	300 bp —	(5,723)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	55,992	597,000	90,505	5/11/63	300 bp —	(34,214)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	57,205	761,000	115,368	5/11/63	300 bp —	(57,786)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	2,927	42,000	4,649	1/17/47	300 bp —	(1,701)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	5,300	62,000	6,863	1/17/47	300 bp —	(1,533)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	5,793	68,000	7,528	1/17/47	300 bp —	(1,701)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	33,315	423,000	46,826	1/17/47	300 bp —	(13,299)
Index						Monthly
JPMorgan Securities LLC
CMBX NA A.6	A/P	1,020	31,000	1,826	5/11/63	200 bp —	(795)
Index						Monthly
CMBX NA A.6	A/P	3,764	85,000	5,007	5/11/63	200 bp —	(1,214)
Index						Monthly
CMBX NA A.6	A/P	16,401	265,000	15,609	5/11/63	200 bp —	881
Index						Monthly
CMBX NA A.6	A/P	12,675	387,000	22,794	5/11/63	200 bp —	(9,990)
Index						Monthly
CMBX NA A.6	A/P	12,158	402,000	23,678	5/11/63	200 bp —	(11,386)
Index						Monthly
CMBX NA A.6	A/P	11,875	414,000	24,385	5/11/63	200 bp —	(12,371)
Index						Monthly
CMBX NA A.6	A/P	14,522	440,000	25,916	5/11/63	200 bp —	(11,247)
Index						Monthly

84 Dynamic Asset Allocation Conservative Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/17 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA A.6	A/P	$26,127	$444,000	$26,152	5/11/63	200 bp —	$123
Index						Monthly
CMBX NA A.6	A/P	13,594	483,000	28,449	5/11/63	200 bp —	(14,694)
Index						Monthly
CMBX NA A.6	A/P	35,837	741,000	43,645	5/11/63	200 bp —	(7,561)
Index						Monthly
CMBX NA A.6	A/P	111,366	1,848,000	108,847	5/11/63	200 bp —	3,134
Index						Monthly
CMBX NA A.7	A/P	13,244	302,000	10,177	1/17/47	200 bp —	3,167
Index						Monthly
CMBX NA BBB–.6	BBB–/P	3,942	27,000	4,093	5/11/63	300 bp —	(138)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	4,723	43,000	6,519	5/11/63	300 bp —	(1,774)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	4,823	43,000	6,519	5/11/63	300 bp —	(1,674)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	6,203	44,000	6,670	5/11/63	300 bp —	(446)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	6,250	50,000	7,580	5/11/63	300 bp —	(1,305)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	6,367	56,000	8,490	5/11/63	300 bp —	(2,094)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	6,809	60,000	9,096	5/11/63	300 bp —	(2,257)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	7,044	64,000	9,702	5/11/63	300 bp —	(2,627)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	12,682	88,000	13,341	5/11/63	300 bp —	(615)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	14,414	99,000	15,008	5/11/63	300 bp —	(545)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	11,810	107,000	16,221	5/11/63	300 bp —	(4,358)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	370,288	3,092,000	468,747	5/11/63	300 bp —	(96,912)
Index						Monthly
Upfront premium received		1,429,680		Unrealized appreciation			20,866
Upfront premium (paid)		—		Unrealized depreciation			(520,227)
Total		$1,429,680		Total			$(499,361)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2017. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Dynamic Asset Allocation Conservative Fund 85

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/17
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.7 Index	$(5,340)	$34,000	$6,637	1/17/47	(500 bp) —	$1,269
					Monthly
CMBX NA BB.7 Index	(5,552)	34,000	6,637	1/17/47	(500 bp) —	1,057
					Monthly
Credit Suisse International
CMBX NA BB.7 Index	(124,188)	755,000	147,376	1/17/47	(500 bp) —	22,559
					Monthly
CMBX NA BB.7 Index	(8,984)	509,000	123,636	5/11/63	(500 bp) —	114,228
					Monthly
Goldman Sachs International
CMBX NA BB.6 Index	(24,859)	243,000	59,025	5/11/63	(500 bp) —	33,963
					Monthly
CMBX NA BB.7 Index	(3,481)	23,000	4,490	1/17/47	(500 bp) —	990
					Monthly
CMBX NA BB.6 Index	(18,117)	124,000	30,120	5/11/63	(500 bp) —	11,899
					Monthly
CMBX NA BB.7 Index	(64,416)	381,000	74,371	1/17/47	(500 bp) —	9,638
					Monthly
CMBX NA BB.7 Index	(50,559)	249,000	48,605	1/17/47	(500 bp) —	(2,162)
					Monthly
CMBX NA BB.7 Index	(11,305)	69,000	13,469	1/17/47	(500 bp) —	2,106
					Monthly
JPMorgan Securities LLC
CMBX NA BB.6 Index	(17,547)	122,000	29,634	5/11/63	(500 bp) —	11,985
					Monthly
CMBX NA BB.6 Index	(9,838)	74,000	17,975	5/11/63	(500 bp) —	8,075
					Monthly
CMBX NA BB.7 Index	(24,823)	145,000	28,304	1/17/47	(500 bp) —	3,360
					Monthly
CMBX NA BB.7 Index	(20,788)	128,000	24,986	1/17/47	(500 bp) —	4,091
					Monthly
CMBX NA BB.7 Index	(10,175)	65,000	12,688	1/17/47	(500 bp) —	2,459
					Monthly
CMBX NA BB.7 Index	(5,340)	34,000	6,637	1/17/47	(500 bp) —	1,269
					Monthly
CMBX NA BBB–.7 Index	(4,910)	44,000	4,871	1/17/47	(300 bp) —	(61)
					Monthly
Upfront premium received	—		Unrealized appreciation			228,948
Upfront premium (paid)	(410,222)		Unrealized depreciation			(2,223)
Total	$(410,222)		Total			$226,725

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

86 Dynamic Asset Allocation Conservative Fund

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/17
		Upfront
		premium			Termi-	Payments	Unrealized
		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 29	B+/P	$(1,215,860)	$16,457,000	$1,288,879	12/20/22	500 bp —	$79,877
Index						Quarterly
NA IG Series 28	BBB+/P	(1,453,708)	90,450,000	1,916,093	6/20/22	100 bp —	490,023
Index						Quarterly
Total		$(2,669,568)					$569,900

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2017. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/17
	Upfront
	premium			Termi-	Payments	Unrealized
Referenced	received	Notional		nation	(paid)	appreciation/
debt *	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 29	$1,820,748	$24,439,000	$1,914,014	12/20/22	(500 bp) —	$(100,055)
Index					Quarterly
Total	$1,820,748					$(100,055)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Dynamic Asset Allocation Conservative Fund 87

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Basic materials	$12,144,497	$4,071,828	$—
Capital goods	27,283,109	901,674	—
Communication services	10,658,731	2,356,890	617
Conglomerates	2,568,952	997,880	—
Consumer cyclicals	56,496,764	2,876,576	—
Consumer staples	38,861,547	4,444,932	—
Energy	21,912,380	332,438	3,402
Financials	74,256,909	11,254,776	—
Health care	55,231,689	1,656,136	—
Technology	79,189,146	1,825,462	—
Transportation	11,588,879	2,518,504	—
Utilities and power	15,191,645	297,582	—
Total common stocks	405,384,248	33,534,678	4,019

Asset-backed securities	—	811,667	—
Convertible bonds and notes	—	105,506	—
Convertible preferred stocks	—	105,992	—
Corporate bonds and notes	—	282,872,099	7
Foreign government and agency bonds and notes	—	9,045,138	—
Investment companies	26,496	—	—
Mortgage-backed securities	—	50,827,910	—
Preferred stocks	53,724	—	—
Purchased options outstanding	—	10,633	—
Senior loans	—	1,095,520	—
U.S. government and agency mortgage obligations	—	245,772,535	—
U.S. treasury obligations	—	113,131	—
Warrants	397	—	—
Short-term investments	135,891,108	19,608,020	—
Totals by level	$541,355,973	$643,902,829	$4,026

88 Dynamic Asset Allocation Conservative Fund

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$208,956	$—
Futures contracts	(1,212,012)	—	—
Written options outstanding	—	(2,932)	—
TBA sale commitments	—	(20,307,656)	—
Interest rate swap contracts	—	(7,136)	—
Total return swap contracts	—	(894,528)	—
Credit default swap contracts	—	26,571	—
Totals by level	$(1,212,012)	$(20,976,725)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1), did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Conservative Fund 89

Statement of assets and liabilities 9/30/17

ASSETS
Investment in securities, at value, including $7,828,793 of securities on loan (Notes 1 and 9):
Unaffiliated issuers (identified cost $958,252,068)	$1,041,359,395
Affiliated issuers (identified cost $143,903,433) (Notes 1 and 5)	143,903,433
Cash	10,766
Foreign currency (cost $13,937) (Note 1)	13,951
Dividends, interest and other receivables	5,382,976
Receivable for shares of the fund sold	14,509,193
Receivable for investments sold	2,441,240
Receivable for sales of delayed delivery securities (Note 1)	22,683,984
Receivable for variation margin on futures contracts (Note 1)	152,489
Receivable for variation margin on centrally cleared swap contracts (Note 1)	994,771
Unrealized appreciation on forward currency contracts (Note 1)	914,755
Unrealized appreciation on OTC swap contracts (Note 1)	559,532
Premium paid on OTC swap contracts (Note 1)	410,222
Prepaid assets	42,763
Total assets	1,233,379,470

LIABILITIES
Payable for investments purchased	4,155,680
Payable for purchases of delayed delivery securities (Note 1)	66,714,842
Payable for shares of the fund repurchased	1,950,273
Payable for compensation of Manager (Note 2)	475,673
Payable for custodian fees (Note 2)	43,741
Payable for investor servicing fees (Note 2)	243,987
Payable for Trustee compensation and expenses (Note 2)	236,557
Payable for administrative services (Note 2)	4,573
Payable for distribution fees (Note 2)	451,108
Payable for variation margin on futures contracts (Note 1)	621,618
Payable for variation margin on centrally cleared swap contracts (Note 1)	947,698
Unrealized depreciation on OTC swap contracts (Note 1)	1,726,696
Premium received on OTC swap contracts (Note 1)	1,429,680
Unrealized depreciation on forward currency contracts (Note 1)	705,799
Written options outstanding, at value (premiums $28,151) (Note 1)	2,932
TBA sale commitments, at value (proceeds receivable $20,332,617) (Note 1)	20,307,656
Collateral on securities loaned, at value (Note 1)	8,012,325
Collateral on certain derivative contracts, at value (Notes 1 and 9)	113,131
Other accrued expenses	258,122
Total liabilities	108,402,091

Net assets	$1,124,977,379

(Continued on next page)

90 Dynamic Asset Allocation Conservative Fund

Statement of assets and liabilities cont.

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,026,506,163
Undistributed net investment income (Note 1)	12,362,651
Accumulated net realized gain on investments and foreign currency transactions (Note 1)	4,618,696
Net unrealized appreciation of investments and assets and liabilities in foreign currencies	81,489,869
Total — Representing net assets applicable to capital shares outstanding	$1,124,977,379

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($490,389,413 divided by 45,432,396 shares)	$10.79
Offering price per class A share (100/94.25 of $10.79)*	$11.45
Net asset value and offering price per class B share ($19,194,630 divided by 1,792,771 shares)**	$10.71
Net asset value and offering price per class C share ($133,083,912 divided by 12,489,141 shares)**	$10.66
Net asset value and redemption price per class M share ($9,560,513 divided by 895,909 shares)	$10.67
Offering price per class M share (100/96.50 of $10.67)*	$11.06
Net asset value, offering price and redemption price per class P share
($102,482,917 divided by 9,462,531 shares)	$10.83
Net asset value, offering price and redemption price per class R share
($12,206,834 divided by 1,100,326 shares)	$11.09
Net asset value, offering price and redemption price per class R5 share
($105,147 divided by 9,707 shares)	$10.83
Net asset value, offering price and redemption price per class R6 share
($113,578,459 divided by 10,481,950 shares)	$10.84
Net asset value, offering price and redemption price per class Y share
($244,375,554 divided by 22,561,548 shares)	$10.83

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Conservative Fund 91

Statement of operations Year ended 9/30/17

INVESTMENT INCOME
Interest (net of foreign tax of $1,292) (including interest income of $1,324,272 from investments
in affiliated issuers) (Note 5)	$19,015,478
Dividends (net of foreign tax of $246,361)	10,112,232
Securities lending (net of expenses) (Notes 1 and 5)	30,567
Total investment income	29,158,277

EXPENSES
Compensation of Manager (Note 2)	5,535,024
Investor servicing fees (Note 2)	1,421,751
Custodian fees (Note 2)	121,770
Trustee compensation and expenses (Note 2)	62,708
Distribution fees (Note 2)	2,865,940
Administrative services (Note 2)	32,215
Other	570,120
Total expenses	10,609,528
Expense reduction (Note 2)	(2,198)
Net expenses	10,607,330

Net investment income	18,550,947

Net realized gain on securities from unaffiliated issuers (Notes 1 and 3)	22,229,223
Net realized gain on forward currency contracts (Note 1)	1,547,869
Net realized loss on foreign currency transactions (Note 1)	(19,962)
Net realized gain on swap contracts (Note 1)	3,233,019
Net realized loss on futures contracts (Note 1)	(11,585,933)
Net realized loss on written options (Note 1)	(266,865)
Net unrealized appreciation of securities in unaffiliated issuers, when-issued securities
and TBA sale commitments during the year	39,746,785
Net unrealized depreciation of forward currency contracts during the year	(339,361)
Net unrealized appreciation of assets and liabilities in foreign currencies during the year	6,660
Net unrealized depreciation of swap contracts during the year	(2,057,824)
Net unrealized depreciation of futures contracts during the year	(110,415)
Net unrealized appreciation of written options during the year	25,219
Net gain on investments	52,408,415

Net increase in net assets resulting from operations	$70,959,362

The accompanying notes are an integral part of these financial statements.

92 Dynamic Asset Allocation Conservative Fund

Statement of changes in net assets

INCREASE IN NET ASSETS	Year ended 9/30/17	Year ended 9/30/16
Operations
Net investment income	$18,550,947	$12,057,778
Net realized gain on investments
and foreign currency transactions	15,137,351	8,399,687
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies	37,271,064	33,502,433
Net increase in net assets resulting from operations	70,959,362	53,959,898
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(7,776,401)	(9,319,722)
Class B	(170,422)	(233,800)
Class C	(1,130,620)	(1,227,444)
Class M	(130,718)	(193,756)
Class P	(1,658,733)	(107,030)
Class R	(156,156)	(123,470)
Class R5	(8,702)	(16,303)
Class R6	(1,880,808)	(992,479)
Class Y	(3,773,039)	(3,750,069)
Net realized short-term gain on investments
Class A	—	(6,331,721)
Class B	—	(268,687)
Class C	—	(1,162,805)
Class M	—	(159,567)
Class R	—	(74,442)
Class R5	—	(3,230)
Class R6	—	(310,347)
Class Y	—	(1,982,280)
From net realized long-term gain on investments
Class A	(2,688,295)	(19,899,694)
Class B	(114,269)	(844,445)
Class C	(704,891)	(3,654,530)
Class M	(94,080)	(501,495)
Class P	(412,004)	—
Class R	(61,311)	(233,962)
Class R5	(3,296)	(10,152)
Class R6	(502,358)	(975,377)
Class Y	(951,385)	(6,230,021)
Increase from capital share transactions (Note 4)	57,054,205	294,061,204
Total increase in net assets	105,796,079	289,414,274

NET ASSETS
Beginning of year	1,019,181,300	729,767,026
End of year (including undistributed net investment
income of $12,362,651 and $4,179,396, respectively)	$1,124,977,379	$1,019,181,300

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Conservative Fund 93

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from		From		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	From net	net realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	investment income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)
Class A
September 30, 2017	$10.32	.18	.52	.70	(.17)	(.06)	(.23)	$10.79	6.82	$490,389	1.01	1.74	327[d]
September 30, 2016	10.46	.15	.48	.63	(.19)	(.58)	(.77)	10.32	6.37	519,767	1.04[g]	1.44[g]	614[d]
September 30, 2015	11.14	.15	.03	.18	(.19)	(.67)	(.86)	10.46	1.58	463,857	1.02	1.41	559[d]
September 30, 2014	10.35	.20	.77	.97	(.18)	—	(.18)	11.14	9.45	431,523	1.03	1.83	583[d]
September 30, 2013	9.88	.20	.43	.63	(.16)	—	(.16)	10.35	6.46	384,651	1.05	1.99	305[e]
Class B
September 30, 2017	$10.23	.10	.53	.63	(.09)	(.06)	(.15)	$10.71	6.17	$19,195	1.76	.98	327[d]
September 30, 2016	10.39	.07	.47	.54	(.12)	(.58)	(.70)	10.23	5.43	21,084	1.79[g]	.68[g]	614[d]
September 30, 2015	11.06	.07	.04	.11	(.11)	(.67)	(.78)	10.39	.94	20,513	1.77	.65	559[d]
September 30, 2014	10.28	.12	.76	.88	(.10)	—	(.10)	11.06	8.58	23,367	1.78	1.08	583[d]
September 30, 2013	9.81	.12	.44	.56	(.09)	—	(.09)	10.28	5.72	25,472	1.80	1.24	305[e]
Class C
September 30, 2017	$10.19	.10	.52	.62	(.09)	(.06)	(.15)	$10.66	6.12	$133,084	1.76	1.00	327[d]
September 30, 2016	10.35	.07	.47	.54	(.12)	(.58)	(.70)	10.19	5.47	129,657	1.79[g]	.68[g]	614[d]
September 30, 2015	11.02	.07	.04	.11	(.11)	(.67)	(.78)	10.35	.97	79,407	1.77	.66	559[d]
September 30, 2014	10.25	.12	.75	.87	(.10)	—	(.10)	11.02	8.55	60,957	1.78	1.08	583[d]
September 30, 2013	9.78	.12	.44	.56	(.09)	—	(.09)	10.25	5.74	51,129	1.80	1.24	305[e]
Class M
September 30, 2017	$10.20	.12	.52	.64	(.11)	(.06)	(.17)	$10.67	6.34	$9,561	1.51	1.14	327[d]
September 30, 2016	10.35	.09	.48	.57	(.14)	(.58)	(.72)	10.20	5.83	16,801	1.54[g]	.93[g]	614[d]
September 30, 2015	11.03	.10	.03	.13	(.14)	(.67)	(.81)	10.35	1.10	10,541	1.52	.91	559[d]
September 30, 2014	10.26	.14	.76	.90	(.13)	—	(.13)	11.03	8.82	10,057	1.53	1.33	583[d]
September 30, 2013	9.79	.15	.43	.58	(.11)	—	(.11)	10.26	5.98	9,333	1.55	1.49	305[e]
Class P
September 30, 2017	$10.35	.23	.52	.75	(.21)	(.06)	(.27)	$10.83	7.31	$102,483.61		2.19	327[d]
September 30, 2016#	10.35	.01	.01	.02	(.02)	—	(.02)	10.35	.18*	71,630	.05*	.14*	614[d]
Class R
September 30, 2017	$10.60	.16	.53	.69	(.14)	(.06)	(.20)	$11.09	6.57	$12,207	1.26	1.52	327[d]
September 30, 2016	10.73	.12	.50	.62	(.17)	(.58)	(.75)	10.60	6.05	11,033	1.29[g]	1.16[g]	614[d]
September 30, 2015	11.40	.13	.03	.16	(.16)	(.67)	(.83)	10.73	1.38	5,256	1.27	1.16	559[d]
September 30, 2014	10.60	.18	.78	.96	(.16)	—	(.16)	11.40	9.07	5,786	1.28	1.58	583[d]
September 30, 2013	10.11	.18	.45	.63	(.14)	—	(.14)	10.60	6.26	4,461	1.30	1.74	305[e]
Class R5
September 30, 2017	$10.35	.19	.54	.73	(.19)	(.06)	(.25)	$10.83	7.17	$105.72		1.84	327[d]
September 30, 2016	10.49	.18	.48	.66	(.22)	(.58)	(.80)	10.35	6.68	828	.73[g]	1.74[g]	614[d]
September 30, 2015	11.16	.19	.04	.23	(.23)	(.67)	(.90)	10.49	1.98	237.73		1.71	559[d]
September 30, 2014	10.38	.24[f]	.76	1.00	(.22)	—	(.22)	11.16	9.68	316.74		2.20[f]	583[d]
September 30, 2013	9.90	.24	.44	.68	(.20)	—	(.20)	10.38	6.87	11.74		2.30	305[e]

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

94 Dynamic Asset Allocation Conservative Fund	Dynamic Asset Allocation Conservative Fund 95

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from		From		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	From net	net realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	investment income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)
Class R6
September 30, 2017	$10.35	.23	.52	.75	(.20)	(.06)	(.26)	$10.84	7.36	$113,578.65		2.16	327[d]
September 30, 2016	10.50	.18	.48	.66	(.23)	(.58)	(.81)	10.35	6.64	71,314	.66[g]	1.78[g]	614[d]
September 30, 2015	11.17	.20	.03	.23	(.23)	(.67)	(.90)	10.50	2.04	16,011.66		1.80	559[d]
September 30, 2014	10.38	.24	.77	1.01	(.22)	—	(.22)	11.17	9.80	3,256.67		2.21	583[d]
September 30, 2013	9.90	.23	.45	.68	(.20)	—	(.20)	10.38	6.94	2,981.67		2.20	305[e]
Class Y
September 30, 2017	$10.35	.21	.52	.73	(.19)	(.06)	(.25)	$10.83	7.14	$244,376.76		2.04	327[d]
September 30, 2016	10.50	.17	.48	.65	(.22)	(.58)	(.80)	10.35	6.51	177,068	.79[g]	1.68[g]	614[d]
September 30, 2015	11.17	.18	.04	.22	(.22)	(.67)	(.89)	10.50	1.92	133,945.77		1.66	559[d]
September 30, 2014	10.38	.23	.77	1.00	(.21)	—	(.21)	11.17	9.69	77,419.78		2.07	583[d]
September 30, 2013	9.90	.23	.44	.67	(.19)	—	(.19)	10.38	6.80	66,787.80		2.27	305[e]

* Not annualized.

# For the period August 31, 2016 (commencement of operations) to September 30, 2016.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

e Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %
September 30, 2013	640%

f The net investment income ratio and per share amount shown for the period ending September 30, 2014 may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class.

g Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

The accompanying notes are an integral part of these financial statements.

96 Dynamic Asset Allocation Conservative Fund	Dynamic Asset Allocation Conservative Fund 97

Notes to financial statements 9/30/17

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from October 1, 2016 through September 30, 2017.

Putnam Dynamic Asset Allocation Conservative Fund (the fund) is a diversified series of Putnam Asset Allocation Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek total return consistent with preservation of capital. Total return is composed of capital appreciation and income. The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, Putnam Management adjusts portfolio allocations from time to time within a certain range for the fund to try to optimize the fund’s performance consistent with its goal. The fund invests mainly in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. The fund also invests, to a lesser extent, in equity securities (growth or value stocks or both) of U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. Putnam Management may also select other investments that do not fall within these asset classes. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers class A, class B, class C, class M, class P, class R, class R5, class R6 and class Y shares. The fund registered class T shares in February 2017, however, as of the date of this report, class T shares had not commenced operations and are not available for purchase. Effective April 1, 2017, purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively. Class A shares generally are not subject to a contingent deferred sales charge, and class M, class P, class R, class R5, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class P, class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class P, class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class P shares are only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

98 Dynamic Asset Allocation Conservative Fund

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Dynamic Asset Allocation Conservative Fund 99

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a when-issued, forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge against changes in values of securities it owns, owned or expects to own.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

100 Dynamic Asset Allocation Conservative Fund

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect

Dynamic Asset Allocation Conservative Fund 101

to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be

102 Dynamic Asset Allocation Conservative Fund

mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $232,468 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs

Dynamic Asset Allocation Conservative Fund 103

resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $2,291,344 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,389,951 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, net of expenses, is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $8,012,325 and the value of securities loaned amounted to $7,828,793.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit plus a $25,000 flat fee and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions, foreign currency gains and losses, unrealized gains and losses on certain futures contracts, unrealized gains and losses on passive

104 Dynamic Asset Allocation Conservative Fund

foreign investment companies, income on swap contracts and interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $6,317,907 to increase undistributed net investment income, $158 to decrease paid-in capital and $6,317,749 to decrease accumulated net realized gain.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$100,369,589
Unrealized depreciation	(21,235,404)
Net unrealized appreciation	79,134,185
Undistributed ordinary income	11,929,941
Undistributed long-term gain	5,937,590
Undistributed short-term gain	1,492,169
Cost for federal income tax purposes	$1,083,905,308

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.680%	of the first $5 billion,	0.480%	of the next $50 billion,
0.630%	of the next $5 billion,	0.460%	of the next $50 billion,
0.580%	of the next $10 billion,	0.450%	of the next $100 billion and
0.530%	of the next $10 billion,	0.445%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.525% of the fund’s average net assets.

Putnam Management has contractually agreed, through January 30, 2019, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

Dynamic Asset Allocation Conservative Fund 105

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (“retail account”) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$766,551	Class R	18,699
Class B	31,532	Class R5	563
Class C	202,775	Class R6	49,260
Class M	18,959	Class Y	325,011
Class P	8,401	Total	$1,421,751

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $2,198 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $797, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (“Maximum %”) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (“Approved %”) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

106 Dynamic Asset Allocation Conservative Fund

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$1,221,360
Class B	1.00%	1.00%	201,028
Class C	1.00%	1.00%	1,293,904
Class M	1.00%	0.75%	89,903
Class R	1.00%	0.50%	59,745
Total			$2,865,940

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $131,766 and $2,037 from the sale of class A and class M shares, respectively, and received $6,485 and $5,436 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$3,119,960,518	$3,013,333,996
U.S. government securities (Long-term)	—	—
Total	$3,119,960,518	$3,013,333,996

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	YEAR ENDED 9/30/17		YEAR ENDED 9/30/16
Class A	Shares	Amount	Shares	Amount
Shares sold	8,586,465	$89,488,138	14,781,332	$150,234,624
Shares issued in connection with
reinvestment of distributions	954,798	9,880,273	3,389,182	34,007,269
	9,541,263	99,368,411	18,170,514	184,241,893
Shares repurchased	(14,493,201)	(150,187,107)	(12,119,028)	(123,353,047)
Net increase (decrease)	(4,951,938)	$(50,818,696)	6,051,486	$60,888,846

	YEAR ENDED 9/30/17		YEAR ENDED 9/30/16
Class B	Shares	Amount	Shares	Amount
Shares sold	254,875	$2,613,721	554,553	$5,572,196
Shares issued in connection with
reinvestment of distributions	25,534	261,019	127,102	1,263,893
	280,409	2,874,740	681,655	6,836,089
Shares repurchased	(547,866)	(5,654,408)	(596,219)	(6,009,398)
Net increase (decrease)	(267,457)	$(2,779,668)	85,436	$826,691

Dynamic Asset Allocation Conservative Fund 107

	YEAR ENDED 9/30/17		YEAR ENDED 9/30/16
Class C	Shares	Amount	Shares	Amount
Shares sold	3,351,968	$34,516,163	6,483,829	$64,850,207
Shares issued in connection with
reinvestment of distributions	166,248	1,694,035	562,208	5,568,485
	3,518,216	36,210,198	7,046,037	70,418,692
Shares repurchased	(3,755,408)	(38,569,410)	(1,995,340)	(20,030,105)
Net increase (decrease)	(237,192)	$(2,359,212)	5,050,697	$50,388,587

	YEAR ENDED 9/30/17		YEAR ENDED 9/30/16
Class M	Shares	Amount	Shares	Amount
Shares sold	245,767	$2,506,211	780,494	$7,863,415
Shares issued in connection with
reinvestment of distributions	21,797	221,531	85,213	845,232
	267,564	2,727,742	865,707	8,708,647
Shares repurchased	(1,019,002)	(10,404,644)	(236,359)	(2,387,355)
Net increase (decrease)	(751,438)	$(7,676,902)	629,348	$6,321,292

			FOR THE PERIOD 8/31/16
			(COMMENCEMENT OF OPERATIONS)
	YEAR ENDED 9/30/17		TO 9/30/16
Class P	Shares	Amount	Shares	Amount
Shares sold	5,142,063	$53,859,429	7,091,484	$73,390,343
Shares issued in connection with
reinvestment of distributions	198,958	2,070,737	10,462	107,030
	5,341,021	55,930,166	7,101,946	73,497,373
Shares repurchased	(2,798,537)	(29,192,187)	(181,899)	(1,878,601)
Net increase	2,542,484	$26,737,979	6,920,047	$71,618,772

	YEAR ENDED 9/30/17		YEAR ENDED 9/30/16
Class R	Shares	Amount	Shares	Amount
Shares sold	369,519	$3,959,926	783,495	$8,135,199
Shares issued in connection with
reinvestment of distributions	16,956	180,326	34,158	352,258
	386,475	4,140,252	817,653	8,487,457
Shares repurchased	(327,238)	(3,526,401)	(266,428)	(2,775,147)
Net increase	59,237	$613,851	551,225	$5,712,310

	YEAR ENDED 9/30/17		YEAR ENDED 9/30/16
Class R5	Shares	Amount	Shares	Amount
Shares sold	14,461	$151,861	81,004	$795,879
Shares issued in connection with
reinvestment of distributions	1,164	11,998	2,943	29,685
	15,625	163,859	83,947	825,564
Shares repurchased	(85,938)	(899,081)	(26,475)	(272,275)
Net increase (decrease)	(70,313)	$(735,222)	57,472	$553,289

108 Dynamic Asset Allocation Conservative Fund

	YEAR ENDED 9/30/17		YEAR ENDED 9/30/16
Class R6	Shares	Amount	Shares	Amount
Shares sold	5,767,036	$59,912,281	6,282,224	$63,606,135
Shares issued in connection with
reinvestment of distributions	228,784	2,383,166	225,842	2,278,203
	5,995,820	62,295,447	6,508,066	65,884,338
Shares repurchased	(2,402,105)	(25,227,225)	(1,145,114)	(11,691,928)
Net increase	3,593,715	$37,068,222	5,362,952	$54,192,410

	YEAR ENDED 9/30/17		YEAR ENDED 9/30/16
Class Y	Shares	Amount	Shares	Amount
Shares sold	10,613,227	$110,665,497	16,528,463	$169,669,635
Shares issued in connection with
reinvestment of distributions	416,960	4,342,050	1,044,192	10,516,883
	11,030,187	115,007,547	17,572,655	180,186,518
Shares repurchased	(5,577,003)	(58,003,694)	(13,226,567)	(136,627,511)
Net increase	5,453,184	$57,003,853	4,346,088	$43,559,007

At the close of the reporting period, Putnam Investments, LLC owned 1,311 class R5 shares of the fund (13.5% of class R5 shares outstanding), valued at $14,198.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 9/30/16	cost	proceeds	income	of 9/30/17
Short-term investments
Putnam Cash Collateral
Pool, LLC*	$10,479,675	$81,063,455	$83,530,805	$77,111	$8,012,325
Putnam Short Term
Investment Fund**	200,030,946	192,455,501	256,595,339	1,324,272	135,891,108
Total Short-term
investments	$210,510,621	$273,518,956	$340,126,144	$1,401,383	$143,903,433

* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.

** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s

Dynamic Asset Allocation Conservative Fund 109

perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased currency options (contract amount)	$8,900,000
Written currency options (contract amount)	$8,900,000
Futures contracts (number of contracts)	4,000
Forward currency contracts (contract amount)	$152,600,000
Centrally cleared interest rate swap contracts (notional)	$244,600,000
OTC total return swap contracts (notional)	$79,900,000
OTC credit default contracts (notional)	$18,900,000
Centrally cleared credit default contracts (notional)	$123,800,000
Warrants (number of warrants)	800

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Credit contracts	appreciation	$3,876,415*	Unrealized depreciation	$3,849,844*
Foreign exchange
contracts	Investments, Receivables	925,388	Payables	708,731
Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Equity contracts	appreciation	2,640,607*	Unrealized depreciation	3,102,885*
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	762,387*	Unrealized depreciation	2,413,388*
Total		$8,204,797		$10,074,848

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

110 Dynamic Asset Allocation Conservative Fund

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not
accounted for as
hedging				Forward
instruments under				currency
ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$3,300,307	$3,300,307
Foreign exchange
contracts	—	373,585	—	1,547,869	—	1,921,454
Equity contracts	1,887	—	(7,762,093)	—	1,609,650	(6,150,556)
Interest rate
contracts	—	—	(3,823,840)	—	(1,676,938)	(5,500,778)
Total	$1,887	$373,585	$(11,585,933)	$1,547,869	$3,233,019	$(6,429,573)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not
accounted for as
hedging				Forward
instruments under				currency
ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(278,620)	$(278,620)
Foreign exchange
contracts	—	(37,075)	—	(339,361)	—	(376,436)
Equity contracts	(1,043)	—	1,106,941	—	(1,528,702)	(422,804)
Interest rate
contracts	—	—	(1,217,356)	—	(250,502)	(1,467,858)
Total	$(1,043)	$(37,075)	$(110,415)	$(339,361)	$(2,057,824)	$(2,545,718)

Dynamic Asset Allocation Conservative Fund 111

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

			Barclays
			Capital, Inc.		Citigroup		Goldman	HSBC Bank	JPMorgan		Merrill Lynch,	Royal Bank of	State Street
	Bank of	Barclays Bank	(clearing		Global	Credit Suisse	Sachs	USA, National	Chase Bank	JPMorgan	Pierce, Fenner	Scotland PLC	Bank and		WestPac
	America N.A.	PLC	broker)	Citibank, N.A.	Markets, Inc.	International	International	Association	N.A.	Securities LLC	& Smith, Inc.	(The)	Trust Co.	UBS AG	Banking Corp.	Total
Assets:
Centrally cleared interest
rate swap contracts§	$—	$—	$ 994,771	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$ 994,771
OTC Total return
swap contracts*#	—	3,725	—	301,424	—	1,072	3,497	—	—	—	—	—	—	—	—	309,718
OTC Credit
default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit
default contracts —
protection purchased*#	—	—	—	—	13,218	269,959	229,171	—	—	124,599	—	—	—	—	—	636,947
Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	152,489	—	—	—	—	152,489
Forward currency
contracts#	79,913	26,072	—	165,044	—	31,930	58,470	114,299	87,366	—	—	152,358	76,569	55,680	67,054	914,755
Purchased options**#	10,633	—	—	—	—	—	—	—	—	—	—	—	—	—	—	10,633
Total Assets	$90,546	$29,797	$994,771	$466,468	$13,218	$302,961	$291,138	$114,299	$87,366	$124,599	$152,489	$152,358	$76,569	$55,680	$67,054	$3,019,313
Liabilities:
Centrally cleared interest
rate swap contracts§	—	—	947,698	—	—	—	—	—	—	—	—	—	—	—	—	947,698
OTC Total return swap
contracts*#	—	1,957	—	1,196,545	—	—	1,562	—	—	4,182	—	—	—	—	—	1,204,246
OTC Credit
default contracts —
protection sold*#	16,168	—	—	—	—	477,784	530,453	—	—	904,636	—	—	—	—	—	1,929,041
OTC Credit
default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	621,618	—	—	—	—	621,618
Forward currency
contracts#	64,808	25,221	—	115,969	—	23,601	208,023	17,748	83,249	—	—	42,195	90,324	26,983	7,678	705,799
Written options#	2,932	—	—	—	—	—	—	—	—	—	—	—	—	—	—	2,932

112 Dynamic Asset Allocation Conservative Fund	Dynamic Asset Allocation Conservative Fund 113

			Barclays
			Capital, Inc.		Citigroup		Goldman	HSBC Bank	JPMorgan		Merrill Lynch,	Royal Bank of	State Street
	Bank of	Barclays Bank	(clearing		Global	Credit Suisse	Sachs	USA, National	Chase Bank	JPMorgan	Pierce, Fenner	Scotland PLC	Bank and		WestPac
	America N.A.	PLC	broker)	Citibank, N.A.	Markets, Inc.	International	International	Association	N.A.	Securities LLC	& Smith, Inc.	(The)	Trust Co.	UBS AG	Banking Corp.	Total
Total Liabilities	$83,908	$27,178	$947,698	$1,312,514	$—	$501,385	$740,038	$17,748	$83,249	$908,818	$621,618	$42,195	$90,324	$26,983	$7,678	$5,411,334
Total Financial and
Derivative Net Assets	$6,638	$2,619	$47,073	$(846,046)	$13,218	$(198,424)	$(448,900)	$96,551	$4,117	$(784,219)	$(469,129)	$110,163	$(13,755)	$28,697	$59,376	$(2,392,021)
Total collateral
received (pledged)†##	$—	$—	$—	$(831,363)	$—	$(198,424)	$(448,900)	$96,551	$—	$(784,219)	$—	$110,163	$—	$—	$—
Net amount	$6,638	$2,619	$47,073	$(14,683)	$13,218	$—	$—	$—	$4,117	$—	$(469,129)	$—	$(13,755)	$28,697	$59,376
Controlled collateral
received (including
TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$113,131	$—	$—	$—	$—	$—	$—	$—	$113,131
Uncontrolled collateral
received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$232,468	$—	$—	$—	$232,468
Collateral (pledged)
(including TBA
commitments)**	$—	$—	$—	$(831,363)	$—	$(229,165)	$(473,089)	$—	$—	$(856,334)	$—	$—	$—	$—	$—	$(2,389,951)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $5,679,060 and $2,243,755, respectively.

114 Dynamic Asset Allocation Conservative Fund	Dynamic Asset Allocation Conservative Fund 115

PUTNAM ASSET ALLOCATION FUNDS
FORM N-1A
PART C

OTHER INFORMATION

Item 28. Exhibits

(a) Amended and Restated Agreement and Declaration of Trust dated March 21, 2014--Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed on January 27, 2015.

(b)(1) Amended and Restated Bylaws dated as of October 17, 2014--Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed on January 27, 2015.

(b)(2) Amendment to Amended and Restated Bylaws dated as of April 22, 2016--Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement filed on August 29, 2016.

(c)(1) Portions of Agreement and Declaration of Trust Relating to Shareholders' Rights--Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed on January 27, 2015.

(c)(2) Portions of Bylaws Relating to Shareholders' Rights--Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed on January 27, 2015.

(d)(1) Management Contract with Putnam Investment Management, LLC dated February 27, 2014--Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed on January 27, 2015.

(d)(2) Sub-Management Contract between Putnam Investment Management, LLC and Putnam Investments Limited dated February 27, 2014; Schedule A amended as of October 27, 2016--Incorporated by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed on January 27, 2016.

(d)(3) Sub-Advisory Contract among Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC dated February 27, 2014--Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed on January 27, 2015.

(e)(1) Amended and Restated Distributor’s Contract with Putnam Retail Management Limited Partnership dated July 1, 2013--Incorporated by reference to Post-

Effective Amendment No. 28 to the Registrant’s Registration Statement filed on January 28, 2014.

(e)(2)(i) Form of Dealer Sales Contract dated March 27, 2012--Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement filed on June 27, 2012.

(e)(2)(ii) Schedule of Dealer Sales Contracts conforming in all material respects to the Form of Dealer Sales Contract filed as Exhibit (e)(2)(i) but which have not been filed as exhibits to the Registrant's Registration Statement in reliance on Rule 483(d)(2) under the Securities Act of 1933, as amended--Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed on January 27, 2016.

(e)(3)(i) Form of Financial Institution Sales Contract dated March 27, 2012--Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement filed on June 27, 2012.

(e)(3)(ii) Schedule of Financial Institution Sales Contracts conforming in all material respects to the Form of Financial Institution Sales Contract filed as Exhibit (e)(3)(i) but which have not been filed as exhibits to the Registrant's Registration Statement in reliance on Rule 483(d)(2) under the Securities Act of 1933, as amended--Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed on January 27, 2016.

(f) Trustee Retirement Plan dated October 4, 1996, as amended July 21, 2000--Incorporated by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement filed on January 28, 2005.

(g)(1) Amended and Restated Custodian Agreement with Putnam Fiduciary Trust Company dated February 10, 2006--Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on January 26, 2007.

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(g)(2) Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2007; Appendix A amended as of July 24, 2017.

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(g)(3) Amendment to Master Custodian Agreement with State Street Bank and Trust Company dated August 1, 2013--Incorporated by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on January 28, 2014.

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(h)(1) Amended & Restated Investor Servicing Agreement – Open-End Funds with Putnam Investment Management, LLC and Putnam Investor Services, Inc. dated July 1, 2013; Appendix A amended as of July 24, 2017.

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(h)(2) Letter of Indemnity with Putnam Investment Management, LLC dated December 18, 2003--Incorporated by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement filed on January 28, 2005.

(h)(3) Liability Insurance Allocation Agreement dated December 18, 2003--Incorporated by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement filed on January 28, 2005.

(h)(4) Master Sub-Accounting Services Agreement between Putnam Investment Management, LLC and State Street Bank and Trust Company dated January 1, 2007; Appendix A amended as of November 30, 2015--Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed on January 27, 2016.

(h)(5) Amendment to Master Sub-Accounting Services Agreement between Putnam Investment Management, LLC and State Street Bank and Trust Company dated August 1, 2013--Incorporated by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on January 28, 2014.

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(h)(6) Master Interfund Lending Agreement with the Trusts party thereto and Putnam Investment Management, LLC dated July 16, 2010; Schedules A and B amended as of September 15, 2017.

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(h)(7) Credit Agreement with State Street Bank and Trust Company and certain other lenders dated September 24, 2015--Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed on January 27, 2016.

(h)(8) Joinder Agreement No. 1 to Credit Agreement with State Street Bank and Trust Company and certain other lenders dated August 29, 2016--Incorporated by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed on January 27, 2016.

(h)(9) Amendment No. 1 to Credit Agreement with State Street Bank and Trust Company, dated September 22, 2016--Incorporated by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed on January 27, 2016.

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(h)(10) Amendment No. 2 to Credit Agreement with State Street Bank and Trust Company, dated September 21, 2017.

(h)(11) Amended and Restated Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated September 24, 2015--Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed on January 27, 2016.

(h)(12) First Amendment to Amended and Restated Uncommitted Line of Credit Agreement with State Street Bank and Trust Company, dated August 29, 2016--Incorporated by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed on January 27, 2016.

(h)(13) Second Amendment to Amended and Restated Uncommitted Line of Credit Agreement with State Street Bank and Trust Company, dated September 22, 2016--Incorporated by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed on January 27, 2016.

(h)(14) Third Amendment to Amended and Restated Uncommitted Line of Credit Agreement with State Street Bank and Trust Company, dated September 21, 2017.

(h)(15)(i) Form of Indemnification Agreement dated March 18, 2016--Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement filed on August 29, 2016.

(h)(15)(ii) Schedule of Indemnification Agreements conforming in all material respects to the Form of Indemnification Agreement filed as Exhibit (h)(15)(i) but which have not been filed as exhibits to the Registrant's Registration Statement in reliance on Rule 483(d)(2) under the Securities Act of 1933, as amended--Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement filed on August 29, 2016.

(h)(16) Expense Limitation Agreement with Putnam Investment Management, LLC (“PIM”) dated June 23, 2017.

(h)(17) Expense Limitation Agreement with Putnam Investor Services, Inc. (“PSERV”) dated June 23, 2017.

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(i) Opinion of Ropes & Gray LLP, including consent--Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement filed on December 23, 1993.

(j) Consent of Independent Registered Public Accounting Firm.

(k) Not applicable.

(l) Investment Letter from Putnam Investments, LLC to the Registrant--Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement filed on December 23, 1993.

(m)(1) Class A Distribution Plan and Agreement dated November 8, 1993--Incorporated by reference to the Registrant's Initial Registration Statement filed on November 12, 1993.

(m)(2) Class B Distribution Plan and Agreement dated November 8, 1993--Incorporated by reference to the Registrant's Initial Registration Statement filed on November 12, 1993.

(m)(3) Class C Distribution Plan and Agreement dated September 1, 1994--Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on January 30, 1995.

(m)(4) Class M Distribution Plan and Agreement dated January 30, 1995--Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on January 30, 1995.

(m)(5) Class R Distribution Plan and Agreement dated November 15, 2002--Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement filed on January 29, 2003.

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(m)(6) Class T Distribution Plan and Agreement dated February 22, 2017--Incorporated by reference to Post-Effective Amendment No. 38 to the Registrant's Registration Statement filed on February 24, 2017.

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(m)(7)(i) Form of Dealer Service Agreement--Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement filed on January 30, 1998.

(m)(7)(ii) Schedule of Dealer Service Agreements conforming in all material respects to the Form of Dealer Service Agreement filed as Exhibit (m)(7)(i) but which have not been filed as exhibits to the Registrant's Registration Statement in reliance on Rule 483(d)(2) under the Securities Act of 1933, as amended--Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed on January 27, 2016.

(m)(8)(i) Form of Financial Institution Service Agreement--Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement filed on January 30, 1998.

(m)(8)(ii) Schedule of Financial Institution Service Agreements conforming in all material respects to the Form of Financial Institution Service Agreement filed as Exhibit (m)(8)(i) but which have not been filed as exhibits to the Registrant's Registration Statement in reliance on Rule 483(d)(2) under the Securities Act of 1933, as amended--Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed on January 27, 2016.

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(n) Rule 18f-3 Plan dated November 1, 1999, as most recently amended January 27, 2017--Incorporated by reference to Post-Effective Amendment No. 38 to the Registrant's Registration Statement filed on February 24, 2017.

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(p)(1) The Putnam Funds Code of Ethics dated July 2016--Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement filed on August 29, 2016.

(p)(2) Putnam Investments Code of Ethics dated June 24, 2016--Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement filed on August 29, 2016.

Item 29. Persons Controlled by or Under Common Control with the Fund

The Registrant is not controlled by or under common control with any other person.

Item 30. Indemnification

Reference is made to Article VIII, sections 1 through 3, of the Registrant’s Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, (File No. 811-07121). In addition, the Registrant maintains a trustees and officers liability insurance policy under which the Registrant and its trustees and officers are named insureds. Certain service providers to the Registrant also have contractually agreed to indemnify and hold harmless the trustees against liability arising in connection with the service provider’s performance of services under the relevant agreement.

The Massachusetts business trusts comprising The Putnam Funds (each, a “Trust”) have also agreed to contractually indemnify each Trustee. The agreement between the Trusts and each Trustee, in addition to delineating certain procedural aspects relating to indemnification and advancement of expenses to the fullest extent permitted by the Registrant’s Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws and the laws of The Commonwealth of Massachusetts, the Securities Act of 1933, the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as now or hereafter in force, provides that each Trust severally shall indemnify and hold harmless the Trustee against any and all expenses actually and reasonably incurred by the Trustee in any proceeding arising out of or in connection with the Trustee’s service to the Trust, unless the Trustee has been adjudicated in a final adjudication on the merits to have engaged in certain disabling conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant’s organizational instruments or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933, as amended, and, therefore, is unenforceable.

Item 31. Business and Other Connections of the Investment Adviser

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Except as set forth below, the directors and officers of each of Putnam Investment Management, LLC, the Registrant’s investment adviser (the “Investment Adviser”), Putnam Investments Limited, investment sub-manager to certain Putnam funds (the “Sub-Manager”), and The Putnam Advisory Company, LLC, investment sub-adviser to certain Putnam funds, have been engaged during the past two fiscal years in no business, profession, vocation or employment of a substantial nature other than as directors or officers of the Investment Adviser, Sub-Manager, or certain of the Investment Adviser’s corporate affiliates. Certain officers of the Investment Adviser serve as officers of some or all of the Putnam funds. The address of the Investment Adviser, its corporate affiliates other than the Sub-Manager, and the Putnam funds is One Post Office Square, Boston, Massachusetts 02109. The address of the Sub-Manager is 16 St James’s Street, London, England, SW1A 1ER.

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Name and Title	Non-Putnam business, profession, vocation or employment

N/A

Item 32. Principal Underwriter

(a) Putnam Retail Management Limited Partnership is the principal underwriter for each of the following investment companies, including the Registrant:

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George Putnam Balanced Fund, Putnam American Government Income Fund, Putnam Asset Allocation Funds, Putnam California Tax Exempt Income Fund, Putnam Convertible Securities Fund, Putnam Diversified Income Trust, Putnam Equity Income Fund, Putnam Europe Equity Fund, Putnam Funds Trust, Putnam Global Equity Fund, Putnam Global Health Care Fund, Putnam Global Income Trust, Putnam Global Natural Resources Fund, Putnam Global Utilities Fund, Putnam High Yield Fund, Putnam Income Fund, Putnam International Equity Fund, Putnam Investment Funds, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam Mortgage Recovery Fund, Putnam Multi-Cap Growth Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New York Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam RetirementReady® Funds, Putnam Tax Exempt Income Fund, Putnam Tax-Free Income Trust, Putnam U.S. Government Income Trust and Putnam Variable Trust.

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( b) The directors and officers of the Registrant's principal underwriter are listed below. Except as noted below, no officer of the Registrant’s principal underwriter is an officer of the Registrant.

The principal business address of each person listed below is One Post Office Square, Boston, MA 02109.

Name	Position and Office with the Underwriter

Connolly, William T.	President

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Ettinger, Robert D.	Vice President and Treasurer
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Maher, Stephen B.	Assistant Treasurer

Burns, Robert T.*	Secretary

Ritter, Jesse D.	Assistant Secretary

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
Clark, James F.**	Vice President and Assistant Secretary

Trenchard, Mark C.***	Vice President

*Mr. Burns is Vice President and Chief Legal Officer of the Registrant.
**Mr. Clark is Chief Compliance Officer of the Registrant.
***Mr. Trenchard is Vice President and BSA Compliance Officer of the Registrant.

Item 33. Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended,

and the Rules promulgated thereunder are the Registrant's Clerk, Michael J. Higgins; the Registrant's investment adviser, PIM; the Registrant's principal underwriter, Putnam Retail Management Limited Partnership (PRM); the Registrant's custodians, Putnam Fiduciary Trust Company (PFTC) and State Street Bank and Trust Company (which, in addition to its duties as custodian, also provides certain administrative, pricing and bookkeeping services); and the Registrant's transfer and dividend disbursing agent, Putnam Investor Services, Inc. The address of the Clerk, PIM, PRM, PFTC and Putnam Investor Services, Inc. is One Post Office Square, Boston, Massachusetts 02109. State Street Bank and Trust Company is located at 225 Franklin Street, Boston, Massachusetts 02110 and 2 Avenue de Lafayette, Boston, Massachusetts 02111.

Item 34. Management Services

None.

Item 35. Undertakings

None.

NOTICE

A copy of the Agreement and Declaration of Trust of Putnam Asset Allocation Funds is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the relevant series of the Registrant.

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POWER OF ATTORNEY

We, the undersigned Trustees of each of the funds listed on Schedule A hereto, hereby severally constitute and appoint Jameson A. Baxter, Kenneth R. Leibler, George Putnam III, Jonathan S. Horwitz, Michael J. Higgins, Bryan Chegwidden and James E. Thomas, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statements on Form N-1A of each of the funds listed on Schedule A hereto and any and all amendments (including post-effective amendments) to said Registration Statements and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

WITNESS my hand and seal on the date set forth below.

Signature	Title	Date

/s/ Jameson A. Baxter	Chair of the Board and Trustee	September 15, 2017
Jameson A. Baxter

/s/ Kenneth R. Leibler	Vice Chair of the Board and Trustee	September 15, 2017
Kenneth R. Leibler

/s/ Robert L. Reynolds	President and Trustee	September 15, 2017
Robert L. Reynolds

/s/ Jonathan S. Horwitz	Executive Vice President, Principal	September 15, 2017
Jonathan S. Horwitz	Executive Officer and Compliance
Liaison

/s/ Michael J. Higgins	Vice President, Treasurer and Clerk	September 15, 2017
Michael J. Higgins

/s/ Janet C. Smith	Vice President, Principal Financial	September 15, 2017
Janet C. Smith	Officer, Principal Accounting
Officer and Assistant Treasurer

/s/ Liaquat Ahamed	Trustee	September 15, 2017
Liaquat Ahamed

/s/ Ravi Akhoury	Trustee	September 15, 2017
Ravi Akhoury

/s/ Barbara M. Baumann	Trustee	September 15, 2017
Barbara M. Baumann

/s/ Katinka Domotorffy	Trustee	September 15, 2017
Katinka Domotorffy

/s/ Catharine Bond Hill	Trustee	September 15, 2017
Catharine Bond Hill

/s/ Paul L. Joskow	Trustee	September 15, 2017
Paul L. Joskow

/s/ Robert E. Patterson	Trustee	September 15, 2017
Robert E. Patterson

/s/ George Putnam, III	Trustee	September 15, 2017
George Putnam, III

/s/ Manoj P. Singh	Trustee	September 15, 2017
Manoj P. Singh

Schedule A

Putnam American Government Income Fund
Putnam Asset Allocation Funds
Putnam California Tax Exempt Income Fund
Putnam Convertible Securities Fund
Putnam Diversified Income Trust
Putnam Equity Income Fund
Putnam Europe Equity Fund
Putnam Funds Trust
George Putnam Balanced Fund
Putnam Global Equity Fund
Putnam Global Health Care Fund
Putnam Global Income Trust
Putnam Global Natural Resources Fund
Putnam Global Utilities Fund
Putnam High Yield Fund
Putnam Income Fund
Putnam International Equity Fund
Putnam Investment Funds
Putnam Investors Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam Money Market Fund
Putnam Multi-Cap Growth Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam RetirementReady® Funds
Putnam Tax Exempt Income Fund
Putnam Tax-Free Income Trust
Putnam U.S. Government Income Trust
Putnam Variable Trust
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SIGNATURES

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Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 26th day of January, 2018.

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Putnam Asset Allocation Funds

By: /s/ Jonathan S. Horwitz,
Executive Vice President, Principal Executive
Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title

Jameson A. Baxter *	Chair, Board of Trustees

Kenneth R. Leibler*	Vice Chair, Board of Trustees

Robert L. Reynolds*	President and Trustee

Jonathan S. Horwitz*	Executive Vice President, Principal Executive
Officer and Compliance Liaison
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Janet C. Smith*	Vice President, Principal Financial Officer, Principal
Accounting Officer and Assistant Treasurer
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Liaquat Ahamed*	Trustee

Ravi Akhoury*	Trustee

Barbara M. Baumann*	Trustee
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Katinka Domotorffy*	Trustee
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Catharine Bond Hill*	Trustee
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Paul L. Joskow*	Trustee

Robert E. Patterson*	Trustee

George Putnam, III*	Trustee
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Manoj P. Singh*	Trustee
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By: /s/ Jonathan S. Horwitz, as Attorney-in-Fact
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January 26, 2017
* Signed pursuant to power of attorney filed herewith.
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EXHIBIT INDEX

Item 28. Exhibit

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(g)(2) Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2007; Appendix A amended as of July 24, 2017.

(h)(1) Amended & Restated Investor Servicing Agreement – Open-End Funds with Putnam Investment Management, LLC and Putnam Investor Services, Inc. dated July 1, 2013; Appendix A amended as of July 24, 2017.

(h)(4) Master Sub-Accounting Services Agreement between Putnam Investment Management, LLC and State Street Bank and Trust Company dated January 1, 2007; Appendix A amended as of July 24, 2017.

(h)(6) Master Interfund Lending Agreement with the Trusts party thereto and Putnam Investment Management, LLC dated July 16, 2010; Schedules A and B amended as of September 15, 2017.

(h)(10) Amendment No. 2 to Credit Agreement with State Street Bank and Trust Company, dated September 21, 2017.

(h)(14) Third Amendment to Amended and Restated Uncommitted Line of Credit Agreement with State Street Bank and Trust Company, dated September 21, 2017.

(h)(16) Expense Limitation Agreement with Putnam Investment Management, LLC (“PIM”) dated June 23, 2017.

(h)(17) Expense Limitation Agreement with Putnam Investor Services, Inc. (“PSERV”) dated June 23, 2017.

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(j) Consent of Independent Registered Public Accounting Firm.

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